UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07988

LORD aBBETT INVESTMENT TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 11/30

Date of reporting period: 5/31/2017

Item 1:	Report(s) to Shareholders.

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Convertible Fund

Core Fixed Income Fund

Core Plus Bond Fund

Corporate Bond Fund

Floating Rate Fund

High Yield Fund

Income Fund

Inflation Focused Fund

Short Duration Core Bond Fund

Short Duration Income Fund

Total Return Fund

Ultra Short Bond Fund

For the six-month period ended May 31, 2017

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

Schedules of Investments:

27	Convertible Fund

38	Core Fixed Income Fund

54	Core Plus Bond Fund

71	Corporate Bond Fund

80	Floating Rate Fund

105	High Yield Fund

138	Income Fund

165	Inflation Focused Fund

222	Short Duration Core Bond Fund

232	Short Duration Income Fund

292	Total Return Fund

316	Ultra Short Bond Fund

332	Statements of Assets and Liabilities

340	Statements of Operations

344	Statements of Changes in Net Assets

352	Financial Highlights

392	Notes to Financial Statements

443	Supplemental Information to Shareholders

Lord Abbett Investment Trust

Lord Abbett Convertible Fund, Lord Abbett Core Fixed Income Fund, Lord Abbett Core Plus Bond Fund, Lord Abbett Corporate Bond Fund, Lord Abbett Floating Rate Fund, Lord Abbett High Yield Fund, Lord Abbett Income Fund, Lord Abbett Inflation Focused Fund, Lord Abbett Short Duration Core Bond Fund, Lord Abbett Short Duration Income Fund, Lord Abbett Total Return Fund, and Lord Abbett Ultra Short Bond Fund
Semiannual Report

For the six-month period ended May 31, 2017

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Daria L. Foster Trustee, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for the Funds for the six-month period ended May 31, 2017. For additional information about the Funds, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Trustee, President and Chief Executive Officer

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2016 through May 31, 2017).

Actual Expenses

For each class of each Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 12/1/16—5/31/17” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Convertible Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/16	5/31/17	12/1/16 – 5/31/17
Class A
Actual	$1,000.00	$1,095.70	$5.38
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.80	$5.19
Class B
Actual	$1,000.00	$1,091.30	$9.59
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.76	$9.25
Class C
Actual	$1,000.00	$1,093.10	$8.56
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.75	$8.25
Class F
Actual	$1,000.00	$1,096.30	$4.86
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.29	$4.68
Class F3
Actual	$1,000.00	$1,022.00	$1.31
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,006.50	$1.30
Class I
Actual	$1,000.00	$1,097.20	$4.34
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.79	$4.18
Class P
Actual	$1,000.00	$1,094.80	$6.63
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.60	$6.39
Class R2
Actual	$1,000.00	$1,094.20	$7.47
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.80	$7.19
Class R3
Actual	$1,000.00	$1,094.60	$6.89
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.35	$6.64
Class R4
Actual	$1,000.00	$1,095.60	$5.64
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.55	$5.44
Class R5
Actual	$1,000.00	$1,097.30	$4.39
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.74	$4.23
Class R6
Actual	$1,000.00	$1,097.20	$4.18
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.94	$4.03

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.03% for Class A, 1.84% for Class B, 1.64% for Class C, 0.93% for Class F, 0.83% for Class F3, 0.83% for Class I, 1.28% for Class P, 1.43% for Class R2, 1.32% for Class R3, 1.08% for Class R4, 0.84% for Class R5 and 0.80% for Class R6) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period for Classes A, B, C, F, I, P, R2, R3, R4, R5 and R6) and multiplied by 57/365 (to reflect the period from April 4, 2017, commencement of operations, to May 31, 2017, for Class F3).

Portfolio Holdings Presented by Sector

May 31, 2017

Sector*	%**
Automotive	2.76%
Banking	6.09%
Basic Industry	7.86%
Capital Goods	0.88%
Consumer Goods	2.56%
Energy	5.41%
Financial Services	2.12%
Healthcare	13.74%
Leisure	2.15%

*	A sector may comprise several industries.
**	Represents percent of total investments.
Sector*	%**
Media	3.67%
Real Estate	4.49%
Retail	4.89%
Services	2.49%
Technology	32.39%
Telecommunications	2.98%
Transportation	1.46%
Utility	2.20%
Repurchase Agreement	1.86%
Total	100.00%

Core Fixed Income Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/16	5/31/17	12/1/16 – 5/31/17
Class A
Actual	$1,000.00	$1,023.60	$3.23
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.74	$3.23
Class B
Actual	$1,000.00	$1,018.70	$7.30
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.70	$7.29
Class C
Actual	$1,000.00	$1,020.50	$6.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.60	$6.39
Class F
Actual	$1,000.00	$1,024.10	$2.73
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.24	$2.72
Class F3
Actual	$1,000.00	$1,012.30	$0.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,007.30	$0.55
Class I
Actual	$1,000.00	$1,023.70	$2.22
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.74	$2.22
Class P
Actual	$1,000.00	$1,024.40	$4.39
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.59	$4.38
Class R2
Actual	$1,000.00	$1,021.60	$5.24
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.75	$5.24
Class R3
Actual	$1,000.00	$1,022.20	$4.69
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.29	$4.68
Class R4
Actual	$1,000.00	$1,023.40	$3.43
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.54	$3.43
Class R5
Actual	$1,000.00	$1,024.70	$2.22
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.74	$2.22
Class R6
Actual	$1,000.00	$1,024.30	$1.72
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.24	$1.72

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.64% for Class A, 1.45% for Class B, 1.27% for Class C, 0.54% for Class F, 0.35% for Class F3, 0.44% for Class I, 0.87% for Class P, 1.04% for Class R2, 0.93% for Class R3, 0.68% for Class R4, 0.44% for Class R5 and 0.34% for Class R6) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period for Classes A, B, C, F, I, P, R2, R3, R4, R5 and R6) and multiplied by 57/365 (to reflect the period from April 4, 2017, commencement of operations, to May 31, 2017, for Class F3).

Portfolio Holdings Presented by Sector

May 31, 2017

Sector*	%**
Auto	0.40%
Capital Goods	0.06%
Consumer Cyclical	0.11%
Consumer Services	0.80%
Consumer Staples	0.44%
Energy	1.67%
Financial Services	26.64%
Foreign Government	1.00%
Health Care	0.21%
Integrated Oils	0.17%

*	A sector may comprise several industries.
**	Represents percent of total investments.
Sector*	%**
Materials & Processing	0.46%
Municipal	0.88%
Producer Durables	0.24%
Technology	0.92%
Telecommunications	0.70%
Transportation	0.05%
U.S. Government	57.90%
Utilities	1.26%
Repurchase Agreement	6.09%
Total	100.00%

Core Plus Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/16	5/31/17	12/1/16 – 5/31/17
Class A
Actual	$1,000.00	$1,036.00	$3.45
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.54	$3.43
Class C
Actual	$1,000.00	$1,032.20	$7.19
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.85	$7.14
Class F
Actual	$1,000.00	$1,036.50	$2.94
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.04	$2.92
Class F3
Actual	$1,000.00	$1,012.30	$0.61
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,007.20	$0.61
Class I
Actual	$1,000.00	$1,037.00	$2.44
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.54	$2.42
Class R2
Actual	$1,000.00	$1,034.00	$5.48
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.55	$5.44
Class R3
Actual	$1,000.00	$1,034.50	$4.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.09	$4.94
Class R4
Actual	$1,000.00	$1,035.80	$3.71
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.24	$3.68
Class R5
Actual	$1,000.00	$1,037.00	$2.44
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.49	$2.42
Class R6
Actual	$1,000.00	$1,037.70	$1.98
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.14	$1.97

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.68% for Class A, 1.42% for Class C, 0.58% for Class F, 0.39% for Class F3, 0.48% for Class I, 1.08% for Class R2, 0.98% for Class R3, 0.73% for Class R4, 0.48% for Class R5 and 0.39% for Class R6) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period for Classes A, C, F, I, R2, R3, R4, R5 and R6) and multiplied by 57/365 (to reflect the period from April 4, 2017, commencement of operations, to May 31, 2017, for Class F3).

Portfolio Holdings Presented by Sector

May 31, 2017

Sector*	%**
Auto	0.94%
Basic Industry	0.35%
Capital Goods	0.07%
Consumer Cyclical	1.62%
Consumer Discretionary	0.58%
Consumer Services	2.45%
Consumer Staples	0.30%
Energy	4.11%
Financial Services	39.68%
Health Care	1.52%

*	A sector may comprise several industries.
**	Represents percent of total investments.
Sector*	%**
Integrated Oils	0.97%
Materials & Processing	1.75%
Municipal	0.47%
Producer Durables	0.65%
Technology	2.41%
Telecommunications	2.09%
Transportation	0.36%
U.S. Government	38.18%
Utilities	1.50%
Total	100.00%

Corporate Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	4/19/17	5/31/17	4/19/17 – 5/31/17
Class A
Actual	$1,000.00	$1,007.90	$0.79
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,004.97	$0.78
Class C
Actual	$1,000.00	$1,006.10	$1.71
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,004.05	$1.71
Class F
Actual	$1,000.00	$1,008.00	$0.67
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,005.09	$0.67
Class F3
Actual	$1,000.00	$1,008.20	$0.44
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,005.30	$0.44
Class I
Actual	$1,000.00	$1,008.10	$0.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,005.20	$0.55
Class R2
Actual	$1,000.00	$1,007.50	$1.25
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,004.51	$1.25
Class R3
Actual	$1,000.00	$1,007.60	$1.13
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,004.63	$1.13
Class R4
Actual	$1,000.00	$1,007.90	$0.84
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,004.91	$0.84
Class R5
Actual	$1,000.00	$1,008.10	$0.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,005.20	$0.55
Class R6
Actual	$1,000.00	$1,008.20	$0.44
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,005.32	$0.44

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.68% for Class A, 1.48% for Class C, 0.58% for Class F, 0.38% for Class F3, 0.48% for Class I, 1.08% for Class R2, 0.98% for Class R3, 0.73% for Class R4, 0.48% for Class R5 and 0.38% for Class R6) multiplied by the average account value over the period, multiplied by 42/365 (to reflect the period from April 19, 2017, commencement of operations, to May 31, 2017).

Portfolio Holdings Presented by Sector

May 31, 2017

Sector*	%**
Auto	3.12%
Basic Industry	0.22%
Capital Goods	0.76%
Consumer Cyclical	1.64%
Consumer Services	5.22%
Consumer Staples	2.05%
Energy	15.83%
Financial Services	36.30%
Gaming/Leisure	0.71%
U.S Government	1.40%

*	A sector may comprise several industries.
**	Represents percent of total investments.
Sector*	%**
Health Care	8.03%
Integrated Oils	1.31%
Materials & Processing	4.31%
Producer Durables	1.37%
Technology	4.43%
Telecommunications	3.87%
Transportation	1.20%
Utilities	8.23%
Total	100.00%

Floating Rate Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/16	5/31/17	12/1/16 – 5/31/17
Class A
Actual	$1,000.00	$1,027.00	$3.89
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.09	$3.88
Class C
Actual	$1,000.00	$1,024.90	$7.12
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.90	$7.09
Class F
Actual	$1,000.00	$1,027.40	$3.39
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.59	$3.38
Class F3
Actual	$1,000.00	$1,006.20	$0.85
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,007.00	$0.85
Class I
Actual	$1,000.00	$1,029.10	$2.88
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.09	$2.87
Class R2
Actual	$1,000.00	$1,025.00	$5.91
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.10	$5.89
Class R3
Actual	$1,000.00	$1,026.60	$5.41
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.60	$5.39
Class R4
Actual	$1,000.00	$1,026.70	$4.14
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.84	$4.13
Class R5
Actual	$1,000.00	$1,029.20	$2.88
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.09	$2.87
Class R6
Actual	$1,000.00	$1,028.20	$2.63
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.34	$2.62

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.77% for Class A, 1.41% for Class C, 0.67% for Class F, 0.54% for Class F3, 0.57% for Class I, 1.17% for Class R2, 1.07% for Class R3, 0.82% for Class R4, 0.57% for Class R5 and 0.52% for Class R6.) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period for Classes A, C, F, I, R2, R3, R4, R5 and R6) and multiplied by 57/365 (to reflect the period from April 4, 2017, commencement of operations, to May 31, 2017, for Class F3).

Portfolio Holdings Presented by Sector

May 31, 2017

Sector*	%**
Aerospace	3.31%
Chemicals	3.04%
Consumer Durables	0.89%
Consumer Non-Durables	1.04%
Energy	4.37%
Financial	5.32%
Food and Drug	1.50%
Food/Tobacco	1.95%
Forest Products	1.12%
Gaming/Leisure	7.71%
Healthcare	5.15%

*	A sector may comprise several industries.
**	Represents percent of total investments.
Sector*	%**
Housing	2.34%
Information Technology	6.83%
Manufacturing	5.50%
Media/Telecommunications	13.03%
Metals/Minerals	3.35%
Retail	5.44%
Service	11.31%
Transportation	4.47%
Utility	2.80%
Repurchase Agreement	9.53%
Total	100.00%

High Yield Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/16	5/31/17	12/1/16 – 5/31/17
Class A
Actual	$1,000.00	$1,067.10	$4.48
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.59	$4.38
Class B
Actual	$1,000.00	$1,063.10	$8.64
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.55	$8.45
Class C
Actual	$1,000.00	$1,062.30	$7.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.20	$7.80
Class F
Actual	$1,000.00	$1,066.20	$3.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.09	$3.88
Class F3
Actual	$1,000.00	$1,018.60	$0.95
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.10	$0.95
Class I
Actual	$1,000.00	$1,066.60	$3.45
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.59	$3.38
Class P
Actual	$1,000.00	$1,065.30	$5.77
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.35	$5.64
Class R2
Actual	$1,000.00	$1,064.80	$6.54
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.60	$6.39
Class R3
Actual	$1,000.00	$1,065.30	$6.02
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.10	$5.89
Class R4
Actual	$1,000.00	$1,066.90	$4.74
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.34	$4.63
Class R5
Actual	$1,000.00	$1,068.10	$3.45
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.59	$3.38
Class R6
Actual	$1,000.00	$1,068.30	$3.09
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.94	$3.02

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.87% for Class A, 1.68% for Class B, 1.55% for Class C, 0.77% for Class F, 0.60% for Class F3, 0.67% for Class I, 1.12% for Class P, 1.27% for Class R2, 1.17% for Class R3, 0.92% for Class R4, 0.67% for Class R5 and 0.60% for Class R6) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period for Classes A, B, C, F, I, P, R2, R3, R4, R5 and R6) and multiplied by 57/365 (to reflect the period from April 4, 2017, commencement of operations, to May 31, 2017, for Class F3).

Portfolio Holdings Presented by Sector

May 31, 2017

Sector*	%**
Automotive	1.85%
Banking	4.13%
Basic Industry	16.84%
Capital Goods	3.05%
Commercial Mortgage-Backed	0.03%
Consumer Goods	3.26%
Energy	13.53%
Financial Services	2.71%
Foreign Government	1.26%
Healthcare	7.61%
Insurance	0.74%

*	A sector may comprise several industries.
**	Represents percent of total investments.
Sector*	%**
Leisure	6.44%
Media	10.16%
Real Estate	0.52%
Retail	5.28%
Service	3.70%
Technology & Electronics	5.80%
Telecommunications	6.41%
Transportation	3.17%
Utility	1.79%
Repurchase Agreement	1.72%
Total	100.00%

Income Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/16	5/31/17	12/1/16 – 5/31/17
Class A
Actual	$1,000.00	$1,050.80	$3.99
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.04	$3.93
Class B
Actual	$1,000.00	$1,046.50	$8.06
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.00	$7.95
Class C
Actual	$1,000.00	$1,047.40	$7.15
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.95	$7.04
Class F
Actual	$1,000.00	$1,051.30	$3.48
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.54	$3.43
Class F3
Actual	$1,000.00	$1,016.60	$0.74
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,008.30	$0.74
Class I
Actual	$1,000.00	$1,051.90	$2.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.04	$2.92
Class R2
Actual	$1,000.00	$1,048.40	$6.03
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.05	$5.94
Class R3
Actual	$1,000.00	$1,049.20	$5.52
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.55	$5.44
Class R4
Actual	$1,000.00	$1,050.50	$4.24
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.79	$4.18
Class R5
Actual	$1,000.00	$1,051.90	$2.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.04	$2.92
Class R6
Actual	$1,000.00	$1,052.50	$2.41
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.59	$2.37

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.78% for Class A, 1.58% for Class B, 1.40% for Class C, 0.68% for Class F, 0.47% for Class F3, 0.58% for Class I, 1.18% for Class R2, 1.08% for Class R3, 0.83% for Class R4, 0.58% for Class R5 and 0.47% for Class R6) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period for Classes A, B, C, F, I, R2, R3, R4, R5 and R6) and multiplied by 57/365 (to reflect the period from April 4, 2017, commencement of operations, to May 31, 2017, for Class F3).

Portfolio Holdings Presented by Sector

May 31, 2017

Sector*	%**
Auto	1.75%
Basic Industry	0.35%
Capital Goods	1.09%
Consumer Cyclical	2.93%
Consumer Discretionary	0.75%
Consumer Services	3.69%
Consumer Staples	1.56%
Energy	10.42%
Financial Services	31.56%
Foreign Government	0.73%
Health Care	2.04%

*	A sector may comprise several industries.
**	Represents percent of total investments.
Sector*	%**
Integrated Oils	1.00%
Materials & Processing	4.09%
Municipal	0.62%
Producer Durables	0.37%
Technology	2.27%
Telecommunications	3.62%
Transportation	0.43%
U.S. Government	24.38%
Utilities	3.80%
Repurchase Agreement	2.55%
Total	100.00%

Inflation Focused Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/16	5/31/17	12/1/16 – 5/31/17
Class A
Actual	$1,000.00	$1,001.10	$3.74
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.19	$3.78
Class C
Actual	$1,000.00	$ 998.10	$6.82
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.10	$6.89
Class F
Actual	$1,000.00	$1,001.50	$3.24
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.69	$3.28
Class F3
Actual	$1,000.00	$ 990.00	$0.59
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,007.20	$0.60
Class I
Actual	$1,000.00	$1,002.10	$2.75
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.19	$2.77
Class R2
Actual	$1,000.00	$ 999.10	$5.72
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.25	$5.84
Class R3
Actual	$1,000.00	$ 999.70	$5.23
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.70	$5.29
Class R4
Actual	$1,000.00	$1,000.90	$3.99
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.09	$4.07
Class R5
Actual	$1,000.00	$1,002.20	$2.75
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.19	$2.77
Class R6
Actual	$1,000.00	$1,003.20	$1.90
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.19	$1.94

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.75% for Class A,1.37% for Class C, 0.65% for Class F, 0.38% for Class F3, 0.55% for Class I, 1.15% for Class R2, 1.05% for Class R3, 0.80% for Class R4, 0.55% for Class R5 and 0.38% for Class R6) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period for Classes A, B, C, F, I, P, R2, R3, R4, R5 and R6) and multiplied by 57/365 (to reflect the period from April 4, 2017, commencement of operations, to May 31, 2017, for Class F3).

Portfolio Holdings Presented by Sector

May 31, 2017

Sector*	%**
Auto	2.40%
Basic Industry	0.42%
Capital Goods	0.81%
Consumer Cyclical	2.10%
Consumer Discretionary	0.72%
Consumer Services	1.69%
Consumer Staples	0.71%
Energy	10.33%
Financial Services	57.53%
Foreign Government	0.25%
Government	3.78%
Health Care	2.68%

*	A sector may comprise several industries.
**	Represents percent of total investments.
Sector*	%**
Integrated Oils	0.65%
Materials & Processing	3.31%
Municipal	0.28%
Other	0.28%
Producer Durables	1.08%
Service	0.10%
Technology	2.36%
Telecommunications	1.14%
Transportation	0.54%
Utilities	2.96%
Repurchase Agreement	3.88%
Total	100.00%

Short Duration Core Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	4/19/17	5/31/17	4/19/17 – 5/31/17
Class A
Actual	$1,000.00	$1,003.50	$0.69
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,005.68	$0.69
Class C
Actual	$1,000.00	$1,001.60	$1.61
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,004.17	$1.62
Class F
Actual	$1,000.00	$1,002.60	$0.58
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,005.18	$0.58
Class F3
Actual	$1,000.00	$1,003.80	$0.35
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,005.40	$0.35
Class I
Actual	$1,000.00	$1,002.70	$0.46
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,005.29	$0.46
Class R2
Actual	$1,000.00	$1,002.10	$1.15
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,004.59	$1.15
Class R3
Actual	$1,000.00	$1,002.20	$1.04
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,004.72	$1.04
Class R4
Actual	$1,000.00	$1,002.40	$0.75
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,004.99	$0.75
Class R5
Actual	$1,000.00	$1,002.70	$0.46
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,005.27	$0.46
Class R6
Actual	$1,000.00	$1,003.80	$0.35
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,005.41	$0.35

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.60% for Class A, 1.40% for Class C, 0.50% for Class F, 0.30% for Class F3, 0.40% for Class I, 1.00% for Class R2, 0.90% for Class R3, 0.65% for Class R4, 0.40% for Class R5 and 0.30% for Class R6) multiplied by the average account value over the period, multiplied by 42/365 (to reflect the period from April 19, 2017, commencement of operations, to May 31, 2017).

Portfolio Holdings Presented by Sector

May 31, 2017

Sector*	%**
Auto	2.72%
Basic Industry	0.06%
Capital Goods	0.17%
Consumer Cyclical	0.07%
Energy	7.14%
Financial Services	57.84%
Health Care	1.36%

*	A sector may comprise several industries.
**	Represents percent of total investments.
Sector*	%**
Materials & Processing	2.49%
Technology	0.79%
Transportation	0.34%
U.S. Government	22.55%
Utilities	2.76%
Repurchase Agreement	1.71%
Total	100.00%

Short Duration Income Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/16	5/31/17	12/1/16 – 5/31/17
Class A
Actual	$1,000.00	$1,016.60	$2.92
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.04	$2.92
Class B
Actual	$1,000.00	$1,012.60	$6.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.00	$6.99
Class C
Actual	$1,000.00	$1,013.40	$6.12
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.85	$6.14
Class F
Actual	$1,000.00	$1,017.10	$2.41
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.54	$2.42
Class F3
Actual	$1,000.00	$1,008.50	$0.50
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,007.30	$0.50
Class I
Actual	$1,000.00	$1,017.60	$1.91
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.04	$1.92
Class R2
Actual	$1,000.00	$1,017.00	$4.93
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.04	$4.94
Class R3
Actual	$1,000.00	$1,017.50	$4.43
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.54	$4.43
Class R4
Actual	$1,000.00	$1,016.40	$3.17
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.79	$3.18
Class R5
Actual	$1,000.00	$1,020.00	$1.91
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.04	$1.92
Class R6
Actual	$1,000.00	$1,017.90	$1.61
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.34	$1.61

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.58% for Class A, 1.39% for Class B, 1.22% for Class C, 0.48% for Class F, 0.32% for Class F3, 0.38% for Class I, 0.98% for Class R2, 0.88% for Class R3, 0.63% for Class R4, 0.38% for Class R5 and 0.32% for Class R6) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period for Classes A, B, C, F, I, R2, R3, R4, R5 and R6) and multiplied by 57/365 (to reflect the period from April 4, 2017, commencement of operations, to May 31, 2017, for Class F3).

Portfolio Holdings Presented by Sector

May 31, 2017

Sector*	%**
Auto	2.36%
Basic Industry	0.35%
Capital Goods	0.89%
Consumer Cyclical	1.64%
Consumer Discretionary	0.85%
Consumer Services	1.78%
Consumer Staples	0.76%
Energy	9.67%
Financial Services	59.19%
Foreign Government	0.28%
Health Care	2.38%
Integrated Oils	0.76%

*	A sector may comprise several industries.
**	Represents percent of total investments.
Sector*	%**
Materials & Processing	3.59%
Municipal	0.41%
Other	0.32%
Producer Durables	0.72%
Services	0.11%
Technology	2.25%
Telecommunications	1.44%
Transportation	0.56%
U.S. Government	5.10%
Utilities	2.50%
Repurchase Agreement	2.09%
Total	100.00%

Total Return Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/16	5/31/17	12/1/16 – 5/31/17
Class A
Actual	$1,000.00	$1,028.00	$3.44
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.54	$3.43
Class B
Actual	$1,000.00	$1,025.00	$7.52
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.50	$7.49
Class C
Actual	$1,000.00	$1,024.80	$6.66
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.35	$6.64
Class F
Actual	$1,000.00	$1,028.50	$2.93
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.04	$2.92
Class F3
Actual	$1,000.00	$1,013.20	$0.56
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,007.30	$0.56
Class I
Actual	$1,000.00	$1,029.00	$2.43
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.54	$2.42
Class P
Actual	$1,000.00	$1,026.70	$4.70
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.29	$4.68
Class R2
Actual	$1,000.00	$1,026.00	$5.46
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.55	$5.44
Class R3
Actual	$1,000.00	$1,026.50	$4.95
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.04	$4.94
Class R4
Actual	$1,000.00	$1,027.80	$3.69
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.29	$3.68
Class R5
Actual	$1,000.00	$1,030.20	$2.43
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.59	$2.42
Class R6
Actual	$1,000.00	$1,029.70	$1.82
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.14	$1.82

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.68% for Class A, 1.48% for Class B, 1.32% for Class C, 0.58% for Class F, 0.36% for Class F3, 0.48% for Class I, 0.93% for Class P, 1.08% for Class R2, 0.98% for Class R3, 0.73% for Class R4, 0.48% for Class R5 and 0.36% for Class R6) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period for Classes A, B, C, F, I, R2, R3, R4, R5 and R6) and multiplied by 57/365 (to reflect the period from April 4, 2017, commencement of operations, to April 30, 2017, for Class F3).

Portfolio Holdings Presented by Sector

May 31, 2017

Sector*	%**
Auto	0.52%
Basic Industry	0.06%
Capital Goods	0.06%
Consumer Cyclical	0.86%
Consumer Discretionary	0.48%
Consumer Services	1.39%
Consumer Staples	0.65%
Energy	2.17%
Financial Services	28.27%
Foreign Government	1.82%
Health Care	0.61%
Integrated Oils	0.42%

*	A sector may comprise several industries.
**	Represents percent of total investments.
Sector*	%**
Materials & Processing	2.23%
Municipal	0.97%
Other	0.02%
Producer Durables	0.42%
Technology	1.11%
Telecommunications	1.05%
Transportation	0.29%
U.S. Government	51.38%
Utilities	0.98%
Repurchase Agreement	4.24%
Total	100.00%

Ultra Short Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/16	5/31/17	12/1/16 – 5/31/17
Class A
Actual	$1,000.00	$1,006.40	$2.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.99	$2.02
Class F
Actual	$1,000.00	$1,006.60	$1.75
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.29	$1.77
Class F3
Actual	$1,000.00	$1,003.10	$0.31
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,007.50	$0.31
Class I
Actual	$1,000.00	$1,007.30	$1.25
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.68	$1.26
Class R5
Actual	$1,000.00	$1,007.30	$1.25
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.68	$1.26
Class R6
Actual	$1,000.00	$1,007.60	$1.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.93	$1.01

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.40% for Class A, 0.35% for Class F, 0.20% for Class F3, 0.25% for Class I, 0.25% for Class R5, and 0.20% for Class R6) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period for Classes A, F, I, R5 and R6) and multiplied by 57/365 (to reflect the period from April 4, 2017, commencement of operations, to May 31, 2017, for Class F3).

Portfolio Holdings Presented by Sector

May 31, 2017

Sector*	%**
Auto	4.27%
Automotive	1.05%
Banking	1.61%
Consumer Discretionary	1.43%
Consumer Services	0.73%
Consumer Staples	0.93%
Energy	7.32%
Financial Services	61.09%
Health Care	1.06%
Industrials	0.70%
Informational Technology	0.06%
Integrated Oils	1.13%

*	A sector may comprise several industries.
**	Represents percent of total investments.
Sector*	%**
Leisure	0.58%
Materials & Processing	1.18%
Other	1.28%
Producer Durables	0.76%
Real Estate	2.21%
Technology	0.19%
Telecommunications	2.21%
Transportation	0.58%
U.S. Government	1.97%
Utilities	4.10%
Repurchase Agreement	3.56%
Total	100.00%

Schedule of Investments (unaudited)

CONVERTIBLE FUND May 31, 2017

	Shares	Fair
Investments	(000)	Value
LONG-TERM INVESTMENTS 97.14%

COMMON STOCKS 14.20%

Air Transportation 0.38%
Azul SA (Brazil)*(a)	114	$2,514,840

Banking 0.98%
BNP Paribas SA(b)	EUR 31	2,187,633
Danske Bank A/S(b)	DKK 65	2,441,384
TriState Capital Holdings, Inc.*	80	1,856,000
Total		6,485,017

Electronics 0.64%
Nintendo Co., Ltd.(b)	JPY 14	4,253,725

Gaming 0.35%
Penn National Gaming, Inc.*	119	2,300,270

Health Services 0.70%
Illumina, Inc.*	12	2,128,320
Incyte Corp.*	19	2,498,655
Total		4,626,975

Hotels 0.32%
Wyndham Worldwide Corp.	21	2,120,790

Integrated Energy 0.34%
First Solar, Inc.*	59	2,272,090

Investments & Miscellaneous Financial Services 0.57%
Euronet Worldwide, Inc.*	43	3,750,890

Machinery 0.37%
Altra Industrial Motion Corp.	56	2,419,200

Medical Products 0.98%
Intuitive Surgical, Inc.*	2	2,195,232
Mazor Robotics Ltd. ADR*	62	2,567,420
Thermo Fisher Scientific, Inc.	10	1,727,900
Total		6,490,552

Metals/Mining (Excluding Steel) 0.27%
Century Aluminum Co.*	119	1,715,980
Peabody Energy Corp.	2	52,266
Total		1,768,246

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND May 31, 2017

	Shares	Fair
Investments	(000)	Value
Pharmaceuticals 1.28%
Blueprint Medicines Corp.*	48	$1,722,240
Exelixis, Inc.*	93	1,740,030
Regeneron Pharmaceuticals, Inc.*	7	3,213,420
Sage Therapeutics, Inc.*	27	1,784,970
Total		8,460,660

Real Estate Investment Trusts 0.25%
Potlatch Corp.	36	1,647,000

Recreation & Travel 0.73%
MCBC Holdings, Inc.	121	2,326,830
Six Flags Entertainment Corp.	41	2,475,580
Total		4,802,410

Restaurants 0.38%
Starbucks Corp.	39	2,480,790

Software/Services 2.47%
Arista Networks, Inc.*	18	2,652,840
Cloudera, Inc.*	95	1,971,250
Equinix, Inc.	8	3,528,080
Gigamon, Inc.*	59	2,250,850
Okta, Inc.*	87	2,270,700
PROS Holdings, Inc.*	16	480,907
Talend SA ADR*	52	1,704,040
Trade Desk, Inc. (The) Class A*	27	1,457,500
Total		16,316,167

Specialty Retail 2.33%
adidas AG(b)	EUR 17	3,251,254
Cie Financiere Richemont SA(b)	CHF 19	1,585,050
Kering(b)	EUR 7	2,314,998
Netshoes Cayman Ltd. (Brazil)*(a)	102	2,463,300
RH*	32	1,795,520
Swatch Group AG (The)(b)	CHF 5	1,936,916
Wayfair, Inc. Class A*	32	2,014,400
Total		15,361,438

Support: Services 0.63%
Laureate Education, Inc. Class A*	110	1,839,200
Strayer Education, Inc.	26	2,299,700
Total		4,138,900

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND May 31, 2017

			Shares	Fair
Investments			(000)	Value
Transportation: Infrastructure/Services 0.23%
CAI International, Inc.*			79	$1,520,750
Total Common Stocks (cost $85,628,977)				93,730,710

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)

CONVERTIBLE BONDS 62.76%

Automakers 2.77%
Navistar International Corp.	4.75%	4/15/2019	$3,000	2,921,250
Tesla, Inc.	1.25%	3/1/2021	6,900	7,620,187
Tesla, Inc.	2.375%	3/15/2022	6,500	7,743,125
Total				18,284,562

Banking 0.84%
Fidelity National Financial, Inc.	4.25%	8/15/2018	2,300	5,514,250

Building & Construction 4.58%
CalAtlantic Group, Inc.	1.25%	8/1/2032	8,850	8,944,031
KB Home	1.375%	2/1/2019	11,750	12,220,000
Meritage Homes Corp.	1.875%	9/15/2032	9,000	9,045,000
Total				30,209,031

Building Materials 0.51%
Cemex SAB de CV (Mexico)(a)	3.72%	3/15/2020	3,012	3,335,790

Cable & Satellite Television 2.55%
DISH Network Corp.†	3.375%	8/15/2026	13,790	16,832,419

Electronics 12.39%
Advanced Micro Devices, Inc.	2.125%	9/1/2026	1,000	1,602,500
Intel Corp.	3.25%	8/1/2039	7,620	13,377,901
Microchip Technology, Inc.	1.625%	2/15/2025	12,750	20,678,907
Micron Technology, Inc.	2.125%	2/15/2033	5,150	14,597,031
Novellus Systems, Inc.	2.625%	5/15/2041	3,400	15,614,500
NVIDIA Corp.	1.00%	12/1/2018	399	2,862,326
ON Semiconductor Corp.†	1.625%	10/15/2023	7,500	7,800,000
Teradyne, Inc.†	1.25%	12/15/2023	4,150	5,278,281
Total				81,811,446

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND May 31, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Energy: Exploration & Production 2.95%
Oasis Petroleum, Inc.	2.625%	9/15/2023	$3,200	$3,502,000
SolarCity Corp.	1.625%	11/1/2019	17,396	15,993,447
Total				19,495,447

Food: Wholesale 1.36%
Herbalife Ltd.	2.00%	8/15/2019	8,613	8,979,096

Health Facilities 0.90%
Brookdale Senior Living, Inc.	2.75%	6/15/2018	6,000	5,955,000

Investments & Miscellaneous Financial Services 0.76%
Gold Exchangeable Ltd. (Jersey)(a)	6.875%	5/13/2022	5,000	5,050,000

Managed Care 0.63%
Molina Healthcare, Inc.	1.125%	1/15/2020	2,500	4,142,188

Media: Content 0.94%
Take-Two Interactive Software, Inc.	1.00%	7/1/2018	1,745	6,227,469

Medical Products 1.25%
Neurocrine Biosciences, Inc.†	2.25%	5/15/2024	4,925	4,789,563
Repligen Corp.	2.125%	6/1/2021	2,528	3,480,740
Total				8,270,303

Metals/Mining (Excluding Steel) 1.50%
RTI International Metals, Inc.	1.625%	10/15/2019	8,350	9,873,875

Oil Field Equipment & Services 1.33%
Nabors Industries, Inc.†	0.75%	1/15/2024	2,000	1,650,000
Weatherford International Ltd.	5.875%	7/1/2021	6,470	7,157,437
Total				8,807,437

Personal & Household Products 0.36%
LVMH Moet Hennessy Louis Vuitton SE (France)(a)	Zero Coupon	2/16/2021	800	2,354,000

Pharmaceuticals 3.11%
Clovis Oncology, Inc.	2.50%	9/15/2021	2,500	2,892,188
Dermira, Inc.†	3.00%	5/15/2022	2,500	2,668,750
Jazz Investments I Ltd. (Ireland)(a)	1.875%	8/15/2021	4,650	4,958,062
Pacira Pharmaceuticals, Inc.†	2.375%	4/1/2022	4,750	4,871,719
TESARO, Inc.	3.00%	10/1/2021	1,191	5,125,766
Total				20,516,485

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND May 31, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Real Estate Investment Trusts 4.25%
Colony Starwood Homes†	3.50%	1/15/2022	$8,000	$8,585,000
VEREIT, Inc.	3.00%	8/1/2018	19,341	19,449,793
Total				28,034,793

Software/Services 11.61%
CalAmp Corp.	1.625%	5/15/2020	5,000	5,031,250
Carbonite, Inc.†	2.50%	4/1/2022	4,000	4,100,000
Ctrip.com International Ltd. (China)†(a)	1.25%	9/15/2022	6,100	6,626,125
HubSpot, Inc.†	0.25%	6/1/2022	3,500	3,528,437
MercadoLibre, Inc. (Argentina)(a)	2.25%	7/1/2019	850	1,881,688
Priceline Group, Inc. (The)	1.00%	3/15/2018	8,325	16,504,312
Proofpoint, Inc.	1.25%	12/15/2018	2,700	5,953,500
PROS Holdings, Inc.	2.00%	12/1/2019	2,700	3,012,188
Red Hat, Inc.	0.25%	10/1/2019	5,000	6,678,125
salesforce.com, Inc.	0.25%	4/1/2018	5,580	7,609,725
VeriSign, Inc.	4.452%	8/15/2037	4,260	11,278,350
Zillow Group, Inc.†	2.00%	12/1/2021	4,000	4,450,000
Total				76,653,700

Specialty Retail 2.19%
RH†	Zero Coupon	7/15/2020	17,106	14,475,952

Support: Services 1.13%
Live Nation Entertainment, Inc.	2.50%	5/15/2019	6,550	7,483,375

Technology Hardware & Equipment 4.38%
Lumentum Holdings, Inc.†	0.25%	3/15/2024	4,400	5,148,000
Silicon Laboratories, Inc.†	1.375%	3/1/2022	4,000	4,320,000
SunPower Corp.	0.75%	6/1/2018	9,565	9,086,750
SunPower Corp.	4.00%	1/15/2023	12,502	10,337,591
Total				28,892,341

Transportation: Infrastructure/Services 0.47%
Ship Finance International Ltd. (Norway)(a)	5.75%	10/15/2021	3,250	3,115,938
Total Convertible Bonds (cost $375,213,621)				414,314,897

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND May 31, 2017

	Dividend	Shares	Fair
Investments	Rate	(000)	Value
CONVERTIBLE PREFERRED STOCKS 18.27%

Banking 4.28%
Wells Fargo & Co.	7.50%	22	$28,244,237

Building & Construction 0.63%
William Lyon Homes Unit	6.50%	39	4,181,322

Electric: Integrated 2.20%
NextEra Energy, Inc.	6.371%	227	14,528,000

Energy: Exploration & Production 0.43%
WPX Energy, Inc.	6.25%	56	2,838,640

Environmental 0.53%
Stericycle, Inc.	5.25%	50	3,470,000

Health Services 2.08%
Anthem, Inc.	5.25%	266	13,702,946

Machinery 0.51%
Rexnord Corp.	5.75%	64	3,397,760

Medical Products 0.67%
Becton Dickinson & Co.	6.125%	82	4,387,820

Personal & Household Products 0.84%
Stanley Black & Decker, Inc.	5.375%	53	5,569,009

Pharmaceuticals 2.17%
Allergan plc	5.50%	18	14,329,779

Software/Services 0.94%
Mandatory Exchangeable Trust†	5.75%	44	6,229,853

Telecommunications: Wireless 2.99%
American Tower Corp.	5.50%	85	10,108,050
T-Mobile US, Inc.	5.50%	88	9,609,600
Total			19,717,650
Total Convertible Preferred Stocks (cost $116,565,464)			120,597,016

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND May 31, 2017

				Principal
	Interest		Maturity	Amount		Fair
Investments	Rate		Date	(000)		Value
CORPORATE BONDS 1.91%

Building & Construction 0.20%
MDC Holdings, Inc.	6.00%		1/15/2043		$1,400	$1,304,128

Chemicals 0.20%
Olin Corp.	5.125%		9/15/2027		1,250	1,295,312

Energy: Exploration & Production 0.35%
MEG Energy Corp. (Canada)†(a)	7.00%		3/31/2024		2,700	2,349,000

Gaming 0.76%
Caesars Entertainment Operating Co., Inc.(c)	10.00%		12/15/2018		4,262	3,713,532
Caesars Entertainment Operating Co., Inc.(c)	10.00%		12/15/2018		1,501	1,310,560
Total						5,024,092

Media: Diversified 0.19%
Viacom, Inc.	6.25%	#	2/28/2057		1,200	1,236,635

Metals/Mining (Excluding Steel) 0.00%
Peabody Energy Corp.	10.00%		3/15/2022		2,785	279

Support: Services 0.21%
ADT Corp. (The)†	4.875%		7/15/2032		1,600	1,400,000
Total Corporate Bonds (cost $12,690,346)						12,609,446
Total Long-Term Investments (cost $590,098,408)						641,252,069

SHORT-TERM INVESTMENTS 3.04%

CONVERTIBLE BONDS 1.17%

Investments & Miscellaneous Financial Services 0.79%
Criteria Caixa SAU(b)	1.00%		11/25/2017	EUR	4,500	5,251,462

Transportation: Infrastructure/Services 0.38%
XPO Logistics, Inc.	4.50%		10/1/2017		$778	2,494,949
Total Convertible Bonds (cost $7,807,079)						7,746,411

See Notes to Financial Statements.	33

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND May 31, 2017

	Principal
	Amount	Fair
Investments	(000)	Value
REPURCHASE AGREEMENT 1.87%
Repurchase Agreement dated 5/31/2017, 0.09% due 6/1/2017 with Fixed Income Clearing Corp. collateralized by $12,575,000 of U.S. Treasury Note at 1.25% due 11/30/2018; value: $12,576,471; proceeds: $12,328,015 (cost $12,327,984)	$12,328	$12,327,984
Total Investments in Securities 100.18% (cost $610,233,471)		661,326,464
Liabilities in Excess of Cash, Foreign Cash and Other Assets(d) (0.18%)		(1,209,693)
Net Assets 100.00%		$660,116,771

ADR	American Depositary Receipt.
CHF	Swiss franc.
DKK	Danish Krone
EUR	euro
JPY	Japanese yen.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2017.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Defaulted (non-income producing security).
(d)	Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts as follows:

Open Forward Foreign Currency Exchange Contracts at May 31, 2017:

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
euro	Buy	State Street Bank and Trust	8/16/2017	475,000	$532,128	$535,695	$3,567
Japanese yen	Buy	State Street Bank and Trust	7/12/2017	176,670,000	1,592,367	1,598,090	5,723
Japanese yen	Sell	State Street Bank and Trust	7/12/2017	175,000,000	1,583,186	1,582,984	202
Japanese yen	Sell	State Street Bank and Trust	7/12/2017	275,100,000	2,537,469	2,488,451	49,018
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$58,510

34	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND May 31, 2017

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
Danish krone	Sell	Barclays Bank plc	7/10/2017	6,260,000	$922,818	$947,424	$(24,606)
Danish krone	Sell	State Street Bank and Trust	7/10/2017	8,375,000	1,224,777	1,267,520	(42,743)
Danish krone	Sell	State Street Bank and Trust	7/10/2017	1,340,000	197,229	202,803	(5,574)
euro	Sell	J.P. Morgan	8/16/2017	7,660,000	8,407,755	8,638,793	(231,038)
euro	Sell	State Street Bank and Trust	8/16/2017	4,725,000	5,208,607	5,328,759	(120,152)
Japanese yen	Sell	State Street Bank and Trust	7/12/2017	194,700,000	1,755,136	1,761,183	(6,047)
Swiss franc	Sell	State Street Bank and Trust	7/5/2017	2,130,000	2,151,530	2,204,032	(52,502)
Swiss franc	Sell	UBS AG	7/5/2017	1,480,000	1,486,884	1,531,440	(44,556)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(527,218)

See Notes to Financial Statements.	35

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND May 31, 2017

The following is a summary of the inputs used as of May 31, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Common Stocks	$93,730,710	$–	$–		$93,730,710
Convertible Bonds	–	422,061,308	–		422,061,308
Convertible Preferred Stocks
Banking	28,244,237	–	–		28,244,237
Building & Construction	–	4,181,322	–		4,181,322
Electric: Integrated	14,528,000	–	–		14,528,000
Energy: Exploration & Production	–	2,838,640	–		2,838,640
Environmental	3,470,000	–	–		3,470,000
Health Services	13,702,946	–	–		13,702,946
Machinery	3,397,760	–	–		3,397,760
Medical Products	4,387,820	–	–		4,387,820
Personal & Household Products	5,569,009	–	–		5,569,009
Pharmaceuticals	14,329,779	–	–		14,329,779
Software/Services	–	6,229,853	–		6,229,853
Telecommunications: Wireless	19,717,650	–	–		19,717,650
Corporate Bonds
Metals/Mining (Excluding Steel)	–	–	279	(4)	279
Remaining Industries	–	12,609,167	–		12,609,167
Repurchase Agreement	–	12,327,984	–		12,327,984
Total	$201,077,911	$460,248,274	$279		$661,326,464

Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$58,510	$–		$58,510
Liabilities	–	(527,218)	–		(527,218)
Total	$–	$(468,708)	$–		$(468,708)

(1)	Refer to Note 2(s) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended May 31, 2017.
(4)	Level 3 security fair valued by the Pricing Committee, as described in Note 2(a) in the Notes to Financials:

Investment Type	Security	Fair Value
Corporate Bonds (Metals/Mining (Excluding Steel))	Peabody Energy Corp.	$279

36	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

CONVERTIBLE FUND May 31, 2017

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Corporate Bonds
Balance as of December 1, 2016	$–
Accrued discounts/premiums	–
Realized gain (loss)	–
Change in unrealized appreciation/depreciation	279
Purchases	–
Sales	–
Net transfers into Level 3	–
Net transfers out of Level 3	–
Balance as of May 31, 2017	$279
Net change in unrealized appreciation/depreciation for period ended May 31, 2017 related to Level 3 investments held at May 31, 2017	$279

See Notes to Financial Statements.	37

Schedule of Investments (unaudited)

CORE FIXED INCOME FUND May 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 108.15%

ASSET-BACKED SECURITIES 18.89%

Automobiles 8.59%
Ally Auto Receivables Trust 2014-A†	0.63%	4/15/2019	$1,936	$1,932,167
American Credit Acceptance Receivables Trust 2015-1 C†	4.29%	4/12/2021	1,517	1,540,316
American Credit Acceptance Receivables Trust 2015-3 C†	4.84%	10/12/2021	1,365	1,403,193
AmeriCredit Automobile Receivables Trust 2013-5 D	2.86%	12/9/2019	1,685	1,701,962
AmeriCredit Automobile Receivables Trust 2014-2 A3	0.94%	2/8/2019	10	9,706
AmeriCredit Automobile Receivables Trust 2014-4 A3	1.27%	7/8/2019	995	994,982
AmeriCredit Automobile Receivables Trust 2015-3 A3	1.54%	3/9/2020	1,368	1,368,615
AmeriCredit Automobile Receivables Trust 2016-2 A2A	1.42%	10/8/2019	403	402,496
AmeriCredit Automobile Receivables Trust 2016-4 A2A	1.34%	4/8/2020	1,105	1,104,025
AmeriCredit Automobile Receivables Trust 2017-2 A2A	1.65%	9/18/2020	5,031	5,034,666
Avis Budget Rental Car Funding AESOP LLC 2013-1A A†	1.92%	9/20/2019	3,146	3,146,540
Avis Budget Rental Car Funding AESOP LLC 2014-1A A†	2.46%	7/20/2020	1,454	1,460,172
California Republic Auto Receivables Trust 2014-3 B	2.66%	8/17/2020	1,043	1,053,384
California Republic Auto Receivables Trust 2015-3 B	2.70%	9/15/2021	419	424,036
California Republic Auto Receivables Trust 2016-1 A2	1.50%	12/17/2018	640	640,263
California Republic Auto Receivables Trust 2016-2 A3	1.56%	7/15/2020	544	543,985
Capital Auto Receivables Asset Trust 2013-3 C	2.79%	10/22/2018	1,077	1,078,902
Capital Auto Receivables Asset Trust 2014-3 B†	2.35%	7/22/2019	3,310	3,325,625
Capital Auto Receivables Asset Trust 2015-2 A2	1.39%	9/20/2018	586	586,291
Capital Auto Receivables Asset Trust 2016-2 A3	1.46%	6/22/2020	1,083	1,082,654
CarMax Auto Owner Trust 2014-1 A4	1.32%	7/15/2019	974	973,741
CarMax Auto Owner Trust 2015-2 A3	1.37%	3/16/2020	472	471,476
CarMax Auto Owner Trust 2015-4 A3	1.56%	11/16/2020	1,124	1,124,070

38	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
CarMax Auto Owner Trust 2016-1 A2A	1.30%	4/15/2019	$826	$826,257
CarMax Auto Owner Trust 2016-3 A2	1.17%	8/15/2019	1,152	1,150,996
CarMax Auto Owner Trust 2016-3 A3	1.39%	5/17/2021	1,122	1,118,457
CarMax Auto Owner Trust 2016-4 A2	1.21%	11/15/2019	1,024	1,022,281
Chesapeake Funding II LLC 2016-2A A1†	1.88%	6/15/2028	1,411	1,411,861
Chrysler Capital Auto Receivables Trust 2014-BA D†	3.44%	8/16/2021	1,022	1,032,798
Chrysler Capital Auto Receivables Trust 2016-AA A2†	1.47%	4/15/2019	536	536,474
Chrysler Capital Auto Receivables Trust 2016-AA B†	2.88%	2/15/2022	673	681,430
Chrysler Capital Auto Receivables Trust 2016-AA C†	3.25%	6/15/2022	372	372,631
CPS Auto Receivables Trust 2016-B D†	6.58%	3/15/2022	540	585,803
Drive Auto Receivables Trust 2015-AA C†	3.06%	5/17/2021	761	765,049
Drive Auto Receivables Trust 2015-DA C†	3.38%	11/15/2021	2,010	2,031,873
Drive Auto Receivables Trust 2016-BA A3†	1.67%	7/15/2019	1,473	1,473,500
Drive Auto Receivables Trust 2016-CA B†	2.37%	11/16/2020	743	745,597
Drive Auto Receivables Trust 2016-CA C†	3.02%	11/15/2021	1,974	2,000,888
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	469	480,427
Drive Auto Receivables Trust 2017-AA B†	2.51%	1/15/2021	1,379	1,386,299
Drive Auto Receivables Trust 2017-AA D†	4.16%	5/15/2024	1,145	1,166,575
Drive Auto Receivables Trust 2017-BA B†	2.20%	5/15/2020	1,010	1,012,441
Drive Auto Receivables Trust 2017-BA C†	2.61%	8/16/2021	1,279	1,284,218
Drive Auto Receivables Trust 2017-BA D†	3.72%	10/17/2022	844	852,036
Enterprise Fleet Financing LLC 2017-1 A2†	2.13%	7/20/2022	1,390	1,395,130
Fifth Third Auto Trust 2014-3 A3	0.96%	3/15/2019	79	78,912
First Investors Auto Owner Trust 2013-2A D†	3.58%	6/15/2020	915	919,522
First Investors Auto Owner Trust 2015-2A A1†	1.59%	12/16/2019	675	675,583
First Investors Auto Owner Trust 2016-2A A1†	1.53%	11/16/2020	1,066	1,065,292
Ford Credit Auto Owner Trust 2014-C A3	1.06%	5/15/2019	957	955,770
Ford Credit Auto Owner Trust 2016-B A2A	1.08%	3/15/2019	1,805	1,803,902
Ford Credit Auto Owner Trust 2016-C A2A	1.04%	9/15/2019	2,053	2,048,845
Foursight Capital Automobile Receivables Trust 2016-1 A2†	2.87%	10/15/2021	1,545	1,552,494
Honda Auto Receivables Owner Trust 2014-4 A3	0.99%	9/17/2018	794	793,133
Honda Auto Receivables Owner Trust 2015-1 A3	1.05%	10/15/2018	1,098	1,097,239
Honda Auto Receivables Owner Trust 2016-4 A2	1.04%	4/18/2019	2,023	2,019,555
Mercedes-Benz Auto Lease Trust 2016-A A2A	1.34%	7/16/2018	1,498	1,498,011
Mercedes-Benz Auto Receivables Trust 2016-1 A2A	1.11%	3/15/2019	3,114	3,110,856
Santander Drive Auto Receivables Trust 2014-3 C	2.13%	8/17/2020	3,535	3,543,136
Santander Drive Auto Receivables Trust 2014-3 D	2.65%	8/17/2020	917	925,957

See Notes to Financial Statements.	39

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Automobiles (continued)
Santander Drive Auto Receivables Trust 2014-4 B	1.82%		5/15/2019	$–	(a)	$24
Santander Drive Auto Receivables Trust 2014-5 E	4.23%		4/15/2022	2,800		2,856,270
Santander Drive Auto Receivables Trust 2015-1 C	2.57%		4/15/2021	308		310,193
Santander Drive Auto Receivables Trust 2015-5 A3	1.58%		9/16/2019	614		614,388
Santander Drive Auto Receivables Trust 2016-2 A2A	1.38%		7/15/2019	464		463,996
Santander Drive Auto Receivables Trust 2016-2 B	2.08%		2/16/2021	655		657,300
Santander Drive Auto Receivables Trust 2016-3 A2	1.34%		11/15/2019	1,107		1,106,647
Santander Drive Auto Receivables Trust 2016-3 B	1.89%		6/15/2021	734		734,107
Santander Drive Auto Receivables Trust 2017-2 A2	1.60%		3/16/2020	5,141		5,140,634
Santander Drive Auto Receivables Trust 2017-2 D	3.49%		7/17/2023	2,071		2,070,540
SunTrust Auto Receivables Trust 2015-1A A3†	1.42%		9/16/2019	3,806		3,806,517
SunTrust Auto Receivables Trust 2015-1A D†	3.24%		1/16/2023	2,589		2,540,914
TCF Auto Receivables Owner Trust 2014-1A A4†	1.56%		1/15/2020	2,626		2,625,970
TCF Auto Receivables Owner Trust 2015-1A A3†	1.49%		12/16/2019	1,311		1,310,122
TCF Auto Receivables Owner Trust 2016-PT1A B†	2.92%		10/17/2022	1,156		1,158,639
Toyota Auto Receivables Owner Trust 2016-B A2A	1.02%		10/15/2018	1,072		1,071,660
Volkswagen Auto Loan Enhanced Trust 2014-1 A4	1.45%		9/21/2020	2,394		2,393,500
Total						105,685,916

Credit Cards 3.15%
American Express Credit Account Master Trust 2014-3 A	1.49%		4/15/2020	3,008		3,010,027
BA Credit Card Trust 2015-A1 A	1.319%	#	6/15/2020	9,459		9,477,495
Capital One Multi-Asset Execution Trust 2015-A1	1.39%		1/15/2021	1,084		1,084,148
Chase Issuance Trust 2015-A2	1.59%		2/18/2020	7,600		7,612,770
Citibank Credit Card Issuance Trust 2007-A8	5.65%		9/20/2019	2,238		2,266,490
Citibank Credit Card Issuance Trust 2017-A5	1.642%	#	4/22/2026	1,862		1,873,028
Discover Card Execution Note Trust 2013-A1	1.289%	#	8/17/2020	8,030		8,042,989
Discover Card Execution Note Trust 2014-A5 A	1.39%		4/15/2020	491		491,215
World Financial Network Credit Card Master Trust 2015-A A	1.469%	#	2/15/2022	4,972		4,983,392
Total						38,841,554

Other 7.15%
Ally Master Owner Trust 2012-5 A	1.54%		9/15/2019	4,782		4,784,618
Ally Master Owner Trust 2014-5 A2	1.60%		10/15/2019	3,199		3,201,440
Ares XXIX CLO Ltd. 2014-1A A1R†	2.348%	#	4/17/2026	2,500		2,503,041
Ascentium Equipment Receivables Trust 2016-2A A2†	1.46%		4/10/2019	877		876,424

40	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Ascentium Equipment Receivables Trust 2016-2A A3†	1.65%		5/10/2022	$784	$779,794
Ascentium Equipment Receivables Trust 2016-2A B†	2.50%		9/12/2022	506	508,291
Ascentium Equipment Receivables Trust 2017-1A A2†	1.87%		7/10/2019	1,621	1,622,825
Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%		6/10/2021	487	488,650
Birchwood Park CLO Ltd. 2014-1A AR†	2.338%	#	7/15/2026	3,000	3,005,566
Carlyle Global Market Strategies CLO Ltd. 2013-2A A1†	2.308%	#	4/18/2025	1,500	1,501,971
Carlyle Global Market Strategies CLO Ltd. 2013-4A A2R†	2.678%	#	10/15/2025	4,500	4,528,144
Carlyle Global Market Strategies CLO Ltd. 2014-4A A1R†	2.358%	#	10/15/2026	2,500	2,506,818
Cent CLO Ltd. 2013-17A A1†	2.47%	#	1/30/2025	1,542	1,544,582
Cent CLO Ltd. 2013-18A A†	2.273%	#	7/23/2025	600	599,475
CNH Equipment Trust 2014-C A3	1.05%		11/15/2019	466	465,416
CNH Equipment Trust 2016-A A2B	1.509%	#	7/15/2019	666	666,832
Dell Equipment Finance Trust 2015-2 A3†	1.72%		9/22/2020	901	901,452
Dell Equipment Finance Trust 2016-1 A3†	1.65%		7/22/2021	249	249,242
Dell Equipment Finance Trust 2017-1 A1†	1.35%		5/22/2018	5,140	5,141,519
Dell Equipment Finance Trust 2017-1 A2†	1.86%		6/24/2019	497	497,635
Diamond Resorts Owner Trust 2013-1 A†	1.95%		1/20/2025	408	405,036
Diamond Resorts Owner Trust 2015-2 A†	2.99%		5/22/2028	587	588,004
Diamond Resorts Owner Trust 2016-1 A†	3.08%		11/20/2028	444	451,149
DRB Prime Student Loan Trust 2015-D A2†	3.20%		1/25/2040	3,233	3,274,310
Engs Commercial Finance Trust 2015-1A A2†	2.31%		10/22/2021	2,241	2,236,456
Engs Commercial Finance Trust 2016-1A A1†	1.25%		11/22/2017	431	430,798
Ford Credit Floorplan Master Owner Trust A 2014-4 A1	1.40%		8/15/2019	2,169	2,169,914
GMF Floorplan Owner Revolving Trust 2015-1 B†	1.97%		5/15/2020	1,385	1,383,233
Hempstead CLO LP 2013-1A A1†	2.658%	#	1/15/2026	3,500	3,504,363
JFIN Revolver CLO Ltd. 2014-2A A2†	2.472%	#	2/20/2022	255	256,001
JFIN Revolver CLO Ltd. 2015-3A A1†	2.656%	#	4/20/2023	107	106,724
John Deere Owner Trust 2014-A A3	0.92%		4/16/2018	56	55,531
KKR CLO Ltd. 11-A†	2.678%	#	4/15/2027	3,150	3,158,634
Leaf Receivables Funding 10 LLC 2015-1 A4†	2.03%		8/17/2020	1,885	1,884,102
Macquarie Equipment Funding Trust 2014-A A3†	1.23%		7/20/2021	724	721,892
Marathon CLO IV Ltd. 2012-4A A1†	2.562%	#	5/20/2023	777	777,578

See Notes to Financial Statements.	41

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
NextGear Floorplan Master Owner Trust 2015-1A A†	1.80%		7/15/2019	$1,095	$1,095,365
NZCG Funding Ltd. 2015-2A A1†	2.72%	#	4/27/2027	1,500	1,502,006
Oaktree EIF I Series Ltd. 2015-A1 B†	3.758%	#	10/18/2027	3,250	3,262,274
Oaktree EIF II Series Ltd. 2014-A2 AR†	2.332%	#	11/15/2025	2,250	2,249,935
Oaktree EIF II Series Ltd. 2014-A2 BR†	2.882%	#	11/15/2025	2,300	2,305,099
OneMain Financial Issuance Trust 2016-1A A†	3.66%		2/20/2029	1,101	1,129,895
OneMain Financial Issuance Trust 2016-2A B†	5.94%		3/20/2028	118	123,131
OZLM Funding Ltd. 2012-1A A2R†	3.503%	#	7/22/2027	3,900	3,914,080
SLM Private Education Loan Trust 2010-A 2A†	4.239%	#	5/16/2044	891	924,215
Tryon Park CLO Ltd. 2013-1A A1†	2.278%	#	7/15/2025	1,000	1,001,634
Venture XVIII CLO Ltd. 2014-18A A†	2.608%	#	10/15/2026	2,000	2,003,818
Wells Fargo Dealer Floorplan Master Note Trust 2014-1 A	1.39%	#	7/20/2019	10,648	10,651,402
Total					87,940,314
Total Asset-Backed Securities (cost $232,106,915)					232,467,784

CORPORATE BONDS 16.02%

Automotive 0.46%
Ford Motor Co.	7.45%		7/16/2031	1,556	1,973,042
General Motors Co.	6.60%		4/1/2036	3,184	3,686,550
Total					5,659,592

Banks: Regional 4.86%
Banco de Credito e Inversiones (Chile)†(b)	4.00%		2/11/2023	533	553,772
Banco Inbursa SA Institucion de Banca Multiple (Mexico)†(b)	4.375%		4/11/2027	1,100	1,090,375
Bank of America Corp.	3.824%	#	1/20/2028	2,643	2,693,986
Bank of America Corp.	4.20%		8/26/2024	1,716	1,786,344
Bank of America Corp.	4.45%		3/3/2026	940	983,439
Citigroup, Inc.	3.887%	#	1/10/2028	2,494	2,546,808
Citigroup, Inc.	4.45%		9/29/2027	78	81,430
Citigroup, Inc.	5.50%		9/13/2025	2,900	3,244,152
First Republic Bank	4.625%		2/13/2047	1,072	1,105,177
Goldman Sachs Group, Inc. (The)	6.75%		10/1/2037	3,155	4,036,340
ING Groep NV (Netherlands)(b)	3.95%		3/29/2027	1,452	1,505,242
JPMorgan Chase & Co.	2.383%	#	10/24/2023	3,205	3,258,267
JPMorgan Chase & Co.	3.90%		7/15/2025	2,879	3,016,121
Morgan Stanley	2.373%	#	5/8/2024	2,784	2,797,232

42	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)
Morgan Stanley	3.875%		1/27/2026	$2,306	$2,379,197
Morgan Stanley	4.00%		7/23/2025	2,870	3,003,312
Morgan Stanley	7.25%		4/1/2032	290	400,731
Santander UK plc (United Kingdom)†(b)	5.00%		11/7/2023	575	616,358
Santander UK plc (United Kingdom)(b)	7.95%		10/26/2029	2,280	2,945,085
Toronto-Dominion Bank (The) (Canada)(b)	3.625%	#	9/15/2031	3,505	3,463,659
UBS Group Funding Switzerland AG (Switzerland)†(b)	4.125%		9/24/2025	2,820	2,955,591
UBS Group Funding Switzerland AG (Switzerland)†(b)	4.125%		4/15/2026	1,398	1,465,830
Wells Fargo & Co.	3.00%		10/23/2026	2,539	2,472,511
Wells Fargo Bank NA	5.85%		2/1/2037	5,775	7,114,667
Wells Fargo Bank NA	6.60%		1/15/2038	1,583	2,131,111
Westpac Banking Corp. (Australia)(b)	4.322%	#	11/23/2031	2,122	2,187,024
Total					59,833,761

Beverages 0.51%
Anheuser-Busch InBev Finance, Inc.	4.70%		2/1/2036	4,967	5,426,328
Becle SAB de CV (Mexico)†(b)	3.75%		5/13/2025	800	806,068
Total					6,232,396

Chemicals 0.20%
Equate Petrochemical BV (Netherlands)†(b)	4.25%		11/3/2026	1,900	1,938,114
Mexichem SAB de CV (Mexico)†(b)	4.875%		9/19/2022	550	583,000
Total					2,521,114

Computer Hardware 0.24%
Dell International LLC/EMC Corp.†	6.02%		6/15/2026	1,950	2,154,569
Dell International LLC/EMC Corp.†	8.10%		7/15/2036	610	769,096
Total					2,923,665

Computer Software 0.17%
Oracle Corp.	6.125%		7/8/2039	1,557	2,037,889

Electric: Power 1.24%
AES Gener SA (Chile)†(b)	5.00%		7/14/2025	400	415,408
Appalachian Power Co.	7.00%		4/1/2038	1,098	1,513,115
Berkshire Hathaway Energy Co.	6.50%		9/15/2037	1,357	1,816,509
Dominion Energy, Inc.	7.00%		6/15/2038	936	1,237,731
Exelon Generation Co. LLC	5.60%		6/15/2042	2,000	1,990,418
Great Plains Energy, Inc.	3.90%		4/1/2027	1,356	1,377,331

See Notes to Financial Statements.	43

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power (continued)
Massachusetts Electric Co.†	4.004%	8/15/2046	$1,317	$1,314,088
Ohio Edison Co.	8.25%	10/15/2038	1,296	1,935,835
PPL Electric Utilities Corp.	5.20%	7/15/2041	554	656,264
Public Service Co. of New Mexico	7.95%	5/15/2018	1,092	1,155,463
Texas-New Mexico Power Co.†	9.50%	4/1/2019	1,650	1,861,226
Total				15,273,388

Electrical Equipment 0.07%
Xilinx, Inc.	2.95%	6/1/2024	885	890,460

Engineering & Contracting Services 0.05%
Mexico City Airport Trust (Mexico)†(b)	4.25%	10/31/2026	550	565,813

Financial Services 1.22%
Affiliated Managers Group, Inc.	3.50%	8/1/2025	370	369,106
Affiliated Managers Group, Inc.	4.25%	2/15/2024	715	751,790
Discover Financial Services	4.10%	2/9/2027	2,720	2,751,264
GE Capital International Funding Co. Unlimited Co. (Ireland)(b)	4.418%	11/15/2035	2,485	2,679,667
International Lease Finance Corp.	5.875%	4/1/2019	1,876	1,998,874
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027	882	927,254
Scottrade Financial Services, Inc.†	6.125%	7/11/2021	2,342	2,675,093
SUAM Finance BV (Curacao)†(b)	4.875%	4/17/2024	1,835	1,949,688
SURA Asset Management SA (Colombia)†(b)	4.375%	4/11/2027	900	905,355
Total				15,008,091

Health Care Services 0.24%
Ascension Health	3.945%	11/15/2046	681	677,875
Kaiser Foundation Hospitals	4.15%	5/1/2047	962	988,114
New York and Presbyterian Hospital (The)	4.063%	8/1/2056	1,099	1,079,594
NYU Hospitals Center	4.368%	7/1/2047	217	223,193
Total				2,968,776

Insurance 0.59%
American International Group, Inc.	4.70%	7/10/2035	602	639,088
Lincoln National Corp.	6.30%	10/9/2037	260	322,038
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	3,232	3,628,075
Unum Group	5.75%	8/15/2042	713	838,555
Willis North America, Inc.	7.00%	9/29/2019	1,675	1,846,520
Total				7,274,276

44	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2017’

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Investment Management Companies 0.04%
GrupoSura Finance SA†	5.50%	4/29/2026	$450	$483,863

Leisure 0.13%
Carnival plc	7.875%	6/1/2027	1,230	1,607,364

Manufacturing 0.28%
Siemens Financieringsmaatschappij NV (Netherlands)†(b)	3.40%	3/16/2027	2,247	2,308,999
Trinity Industries, Inc.	4.55%	10/1/2024	1,086	1,100,152
Total				3,409,151

Media 0.92%
21st Century Fox America, Inc.	6.20%	12/15/2034	284	348,990
21st Century Fox America, Inc.	6.90%	8/15/2039	777	1,026,941
Comcast Corp.	6.95%	8/15/2037	1,356	1,882,484
Cox Communications, Inc.†	8.375%	3/1/2039	2,399	3,129,217
Grupo Televisa SAB (Mexico)(b)	6.625%	1/15/2040	1,000	1,161,466
Time Warner Cable LLC	7.30%	7/1/2038	1,864	2,380,632
Time Warner Entertainment Co. LP	8.375%	7/15/2033	1,019	1,410,124
Total				11,339,854

Metals & Minerals: Miscellaneous 0.28%
Barrick International Barbados Corp. (Barbados)†(b)	6.35%	10/15/2036	1,250	1,444,930
Glencore Finance Canada Ltd. (Canada)†(b)	6.00%	11/15/2041	1,849	2,027,345
Total				3,472,275

Natural Gas 0.14%
Dominion Energy Gas Holdings LLC	4.60%	12/15/2044	1,711	1,770,103

Oil 0.91%
Eni SpA (Italy)†(b)	5.70%	10/1/2040	4,725	4,914,676
Kerr-McGee Corp.	7.875%	9/15/2031	1,633	2,138,902
Raizen Fuels Finance SA (Luxembourg)†(b)	5.30%	1/20/2027	452	465,560
Shell International Finance BV (Netherlands)(b)	6.375%	12/15/2038	1,603	2,144,341
Valero Energy Corp.	10.50%	3/15/2039	912	1,475,600
Total				11,139,079

Oil: Crude Producers 0.88%
Energy Transfer LP	6.625%	10/15/2036	1,000	1,163,930
Energy Transfer LP	7.50%	7/1/2038	2,143	2,659,283
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	2,710	2,950,301
Kinder Morgan Energy Partners LP	7.40%	3/15/2031	652	803,394

See Notes to Financial Statements.	45

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers (continued)
Kinder Morgan Energy Partners LP	7.50%	11/15/2040	$300	$379,591
Kinder Morgan, Inc.	7.75%	1/15/2032	1,827	2,352,199
Kinder Morgan, Inc.	7.80%	8/1/2031	365	471,511
Total				10,780,209

Oil: Integrated Domestic 0.20%
Halliburton Co.	6.70%	9/15/2038	326	423,609
Halliburton Co.	7.45%	9/15/2039	772	1,075,668
Oceaneering International, Inc.	4.65%	11/15/2024	892	900,166
Total				2,399,443

Real Estate Investment Trusts 0.66%
EPR Properties	4.75%	12/15/2026	888	914,640
EPR Properties	5.25%	7/15/2023	4,129	4,414,207
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada)†(b)	3.875%	3/20/2027	2,259	2,334,387
Physicians Realty LP	4.30%	3/15/2027	492	502,313
Total				8,165,547

Technology 0.66%
Alibaba Group Holding Ltd. (China)(b)	3.60%	11/28/2024	1,950	2,002,837
Amazon.com, Inc.	4.80%	12/5/2034	4,110	4,716,307
Baidu, Inc. (China)(b)	3.50%	11/28/2022	478	491,762
Tencent Holdings Ltd. (China)†(b)	3.375%	5/2/2019	900	920,524
Total				8,131,430

Telecommunications 0.80%
AT&T, Inc.	5.25%	3/1/2037	402	421,443
AT&T, Inc.	6.00%	8/15/2040	3,604	4,028,692
AT&T, Inc.	6.50%	9/1/2037	1,990	2,370,856
Ooredoo International Finance Ltd.†	3.75%	6/22/2026	900	911,502
Verizon Communications, Inc.†	4.812%	3/15/2039	864	872,123
Verizon Communications, Inc.	5.05%	3/15/2034	1,208	1,271,879
Total				9,876,495

Transportation: Miscellaneous 0.06%
Empresa de Transporte de Pasajeros Metro SA (Chile)†(b)	5.00%	1/25/2047	704	758,560

Utilities 0.21%
Aquarion Co.†	4.00%	8/15/2024	2,500	2,548,017
Total Corporate Bonds (cost $190,687,166)				197,070,611

46	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
FOREIGN GOVERNMENT OBLIGATIONS 1.15%

Bahamas 0.05%
Commonwealth of Bahamas†(b)	6.95%		11/20/2029	$588	$645,330

Bermuda 0.12%
Government of Bermuda†	3.717%		1/25/2027	1,400	1,399,818

Cayman Islands 0.06%
Cayman Islands Government†	5.95%		11/24/2019	700	763,000

Indonesia 0.24%
Republic of Indonesia†(b)	3.70%		1/8/2022	500	514,366
Republic of Indonesia†(b)	4.35%		1/8/2027	1,900	1,995,966
Republic of Indonesia†(b)	5.875%		1/15/2024	400	456,645
Total					2,966,977

Lithuania 0.10%
Republic of Lithuania†(b)	7.375%		2/11/2020	1,060	1,205,329

Mexico 0.49%
United Mexican States(b)	4.00%		10/2/2023	5,780	6,054,550

Panama 0.03%
Republic of Panama(b)	6.70%		1/26/2036	300	389,250

Uruguay 0.06%
Republic of Uruguay PIK(b)	7.875%		1/15/2033	538	724,417
Total Foreign Government Obligations (cost $13,958,939)					14,148,671

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 1.44%
Federal Home Loan Mortgage Corp. Q001 XA IO	2.322%	#	2/25/2032	12,595	2,094,294
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	210	209,941
Government National Mortgage Assoc. 2015-47 AE	2.90%	#	11/16/2055	4,580	4,647,194
Government National Mortgage Assoc. 2015-48 AS	2.90%	#	2/16/2049	3,554	3,597,309
Government National Mortgage Assoc. 2015-73 AC	2.90%	#	2/16/2053	787	792,540
Government National Mortgage Assoc. 2017-41 AS	2.60%		6/16/2058	3,398	3,377,991
Government National Mortgage Assoc. 2017-69 AS	2.75%		2/16/2058	1,820	1,817,525
Government National Mortgage Assoc. 2017-71 AS	2.70%		4/16/2057	1,213	1,209,379
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $17,822,776)					17,746,173

See Notes to Financial Statements.	47

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 26.87%
Federal Home Loan Mortgage Corp.	0.75%		4/9/2018	$33,259	$33,142,594
Federal Home Loan Mortgage Corp.	3.50%		2/1/2046 -
			3/1/2046	9,428	9,783,501
Federal Home Loan Mortgage Corp.	4.00%		12/1/2044	4,271	4,580,136
Federal Home Loan Mortgage Corp.	5.00%		11/1/2017 -
			6/1/2026	1,448	1,525,238
Federal National Mortgage Assoc.(c)	3.00%		TBA	48,000	48,221,248
Federal National Mortgage Assoc.	3.50%		4/1/2043 -
			4/1/2046	56,930	59,107,734
Federal National Mortgage Assoc.(c)	3.50%		TBA	50,000	51,611,096
Federal National Mortgage Assoc.	4.00%		10/1/2040 -
			2/1/2045	16,824	17,902,256
Federal National Mortgage Assoc.(c)	4.00%		TBA	44,000	46,461,251
Federal National Mortgage Assoc.(c)	4.50%		TBA	20,000	21,557,705
Federal National Mortgage Assoc.	5.50%		9/1/2034 -
			9/1/2036	5,337	5,994,578
Federal National Mortgage Assoc.	6.25%		5/15/2029	15,080	20,611,992
Federal National Mortgage Assoc.	6.50%		1/1/2036	43	49,436
Federal National Mortgage Assoc.	6.625%		11/15/2030	7,003	10,070,279
Total Government Sponsored Enterprises Pass-Throughs (cost $331,206,294)					330,619,044

MUNICIPAL BONDS 1.01%

Miscellaneous
California	7.35%		11/1/2039	2,108	3,054,091
California	7.55%		4/1/2039	1,420	2,139,613
District of Columbia	5.591%		12/1/2034	2,030	2,541,256
North Texas Tollway Auth	8.91%		2/1/2030	1,797	2,073,576
Pasadena Public Fing Auth	7.148%		3/1/2043	1,360	1,924,713
Pennsylvania	5.35%		5/1/2030	650	697,665
Total Municipal Bonds (cost $12,082,142)					12,430,914

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 2.96%
Citigroup Commercial Mortgage Trust 2014-GC21 XA IO	1.261%	#	5/10/2047	24,241	1,596,715
Citigroup Commercial Mortgage Trust 2016-GC36 D†	2.85%		2/10/2049	3,025	2,274,361
Citigroup Commercial Mortgage Trust 2016-P3 D†	2.804%	#	4/15/2049	709	541,483
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.25%	#	8/10/2047	4,287	241,494

48	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates 2014-UBS4 AM	3.968%		8/10/2047	$250	$258,707
Commercial Mortgage Pass-Through Certificates 2015-LC23 C	4.646%	#	10/10/2048	1,000	1,044,596
Commercial Mortgage Pass-Through Certificates 2015-LC23 D†	3.646%	#	10/10/2048	2,000	1,773,385
Commercial Mortgage Pass-Through Certificates 2015-PC1 B	4.441%	#	7/10/2050	620	631,241
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.441%	#	7/10/2050	1,138	1,067,230
Commercial Mortgage Pass-Through Certificates 2015-PC1 D	4.441%	#	7/10/2050	1,471	1,149,458
Commercial Mortgage Pass-Through Certificates 2016-SAVA A†	2.71%	#	10/15/2034	2,925	2,941,215
Credit Suisse Project Capital Certificates Structure(d)	1.00%		1/16/2059	1,680	1,671,338
CSAIL Commercial Mortgage Trust 2015-C2 C	4.211%	#	6/15/2057	325	315,054
DBWF Mortgage Trust 2015-LCM D†	3.421%	#	6/10/2034	895	803,195
GAHR Commercial Mortgage Trust 2015-NRF DFX†	3.382%	#	12/15/2034	953	969,312
GS Mortgage Securities Trust 2014-GC26 D†	4.51%	#	11/10/2047	403	353,319
GS Mortgage Securities Trust 2015-GC32 C	4.412%	#	7/10/2048	685	692,154
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	2,410	2,455,998
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.159%	#	8/5/2034	2,231	2,141,317
Jefferies Structured CMO Class A(d)	2.60%		2/16/2059	1,114	1,104,601
JPMorgan Chase Commercial Mortgage Securities Trust(d)	Zero Coupon		5/16/2059	1,332	1,332,781
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	1.179%	#	4/15/2047	4,738	153,862
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.272%	#	4/15/2047	1,381	27,608
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C26 D†	3.925%	#	1/15/2048	387	329,771
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.31%	#	7/15/2048	2,629	2,465,461
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C31 C	4.618%	#	8/15/2048	2,075	1,993,720
Sequoia Mortgage Trust 2012-4 A3	2.069%	#	9/25/2042	633	608,969
SFAVE Commercial Mortgage Securities Trust 2015-5AVE A2B†	4.144%	#	1/5/2043	250	256,809
Wells Fargo Commercial Mortgage Trust 2015-C28 D	4.135%	#	5/15/2048	2,000	1,559,797

See Notes to Financial Statements.	49

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust 2016-C35 C	4.176%	#	7/15/2048	$343	$344,907
Wells Fargo Commercial Mortgage Trust 2016-NXS5 E†	4.881%	#	1/15/2059	1,524	1,239,188
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	1.157%	#	5/15/2047	9,479	501,260
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.572%	#	5/15/2047	1,909	71,815
WF-RBS Commercial Mortgage Trust 2014-C23 XA IO	0.681%	#	10/15/2057	24,406	861,162
WF-RBS Commercial Mortgage Trust 2014-C23 XB IO	0.307%	#	10/15/2057	36,416	656,657
Total Non-Agency Commercial Mortgage-Backed Securities (cost $35,489,396)					36,429,940

U.S. TREASURY OBLIGATIONS 39.81%
U.S. Treasury Bond	3.00%		2/15/2047	60,799	62,362,933
U.S. Treasury Inflation Indexed Bond(e)	0.625%		1/15/2026	12,179	12,448,485
U.S. Treasury Note	1.25%		11/15/2018	114,097	114,128,148
U.S. Treasury Note	1.25%		3/31/2021	6,264	6,179,580
U.S. Treasury Note	1.25%		10/31/2021	29,498	28,929,367
U.S. Treasury Note	1.375%		6/30/2018	21,697	21,727,940
U.S. Treasury Note	1.375%		5/31/2021	33,112	32,772,470
U.S. Treasury Note	1.75%		10/31/2020	15,903	16,020,094
U.S. Treasury Note	1.75%		3/31/2022	36,442	36,429,172
U.S. Treasury Note	1.75%		5/31/2022	54,522	54,514,530
U.S. Treasury Note	2.00%		12/31/2021	25,815	26,125,090
U.S. Treasury Note	2.00%		11/15/2026	4,941	4,854,533
U.S. Treasury Note	2.125%		8/15/2021	49,604	50,528,271
U.S. Treasury Note	2.375%		5/15/2027	2,709	2,749,370
U.S. Treasury Note	2.625%		11/15/2020	19,350	20,047,664
Total U.S. Treasury Obligations (cost $489,553,183)					489,817,647
Total Long-Term Investments (cost $1,322,906,811)					1,330,730,784

50	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2017

Investments	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENT 7.00%

REPURCHASE AGREEMENT
Repurchase Agreement dated 5/31/2017, 0.09% due 6/1/2017 with Fixed Income Clearing Corp. collateralized by $75,530,000 of U.S. Treasury Note at 0.875% due 10/15/2018; $12,735,000 of U.S. Treasury Note at 0.75% due 10/31/2018; value: $87,922,536; proceeds: $86,194,378 (cost $86,194,162)	$86,194	$86,194,162
Total Investments in Securities 115.15% (cost $1,409,100,973)		1,416,924,946
Liabilities in Excess of Cash and Other Assets(f) (15.15%)		(186,429,930)
Net Assets 100.00%		$1,230,495,016

IO	Interest Only.
PIK	Payment-in-kind.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2017.
(a)	Amount is less than $1,000.
(b)	Foreign security traded in U.S. dollars.
(c)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(d)	Securities purchased on a when-issued basis (See Note 2(i)).
(e)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(f)	Liabilities in Excess of Cash and Other Assets include net unrealized appreciation on futures contracts as follows:

Open Futures Contracts at May 31, 2017:

Type	Expiration	Contracts	Position	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	September 2017	426	Long	$92,222,344	$19,177
U.S. 5-Year Treasury Note	September 2017	475	Long	56,198,438	114,209
Totals				$148,420,782	$133,386

See Notes to Financial Statements.	51

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2017

The following is a summary of the inputs used as of May 31, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Asset-Backed Securities
Automobiles	$–	$98,474,742	$7,211,174	(4)	$105,685,916
Remaining Industries	–	126,781,868	–		126,781,868
Corporate Bonds	–	197,070,611	–		197,070,611
Foreign Government Obligations	–	14,148,671	–		14,148,671
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	17,746,173	–		17,746,173
Government Sponsored Enterprises Pass-Throughs	–	330,619,044	–		330,619,044
Municipal Bonds	–	12,430,914	–		12,430,914
Non-Agency Commercial Mortgage-Backed Securities	–	33,654,001	2,775,939	(5)	36,429,940
U.S. Treasury Obligations	–	489,817,647	–		489,817,647
Repurchase Agreement	–	86,194,162	–		86,194,162
Total	$–	$1,406,937,833	$9,987,113		$1,416,924,946

Other Financial Instruments
Futures Contracts
Assets	$133,386	$–	$–		$133,386
Liabilities	–	–	–		–
Total	$133,386	$–	$–		$133,386

(1)	Refer to Note 2(s) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended May 31, 2017.
(4)	Includes securities valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments:
Investment Type	Security	Fair Value
Asset-Backed Securities (Automobiles)	Santander Drive Auto Receivables Trust 2017-2 A2	$5,140,634
Asset-Backed Securities (Automobiles)	Santander Drive Auto Receivables Trust 2017-2 D2	2,070,540

(5)	Level 3 securities fair valued by the Pricing Committee, as described in Note 2(a) in the Notes to Financials:
Investment Type	Security	Fair Value
Non-Agency Commercial Mortgage-Backed Securities	Credit Suisse Project Capital Certificates Structure	$1,671,338
Non-Agency Commercial Mortgage-Backed Securities	Jefferies Structured CMO Class A	1,104,601

52	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

CORE FIXED INCOME FUND May 31, 2017

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Non-Agency Commercial Mortgage-Backed Securities
Balance as of December 1, 2016	$3,708,486	$–
Accrued discounts/premiums	2	–
Realized gain (loss)	(6,285)	–
Change in unrealized appreciation/depreciation	(1)	–
Purchases	7,211,174	2,775,939
Sales	(651,703)	–
Net transfers into Level 3	–	–
Net transfers out of Level 3	(3,050,499)	–
Balance as of May 31, 2017	$7,211,174	$2,775,939
Net change in unrealized appreciation/depreciation for period ended May 31, 2017 related to Level 3 investments held at May 31, 2017	$(1)	$–

See Notes to Financial Statements.	53

Schedule of Investments (unaudited)

CORE PLUS BOND FUND May 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
LONG-TERM INVESTMENTS 107.83%

ASSET-BACKED SECURITIES 23.35%

Automobiles 9.36%
Ally Auto Receivables Trust 2014-A†	0.63%	4/15/2019	$18		$18,394
AmeriCredit Automobile Receivables Trust 2013-5 D	2.86%	12/9/2019	80		80,805
AmeriCredit Automobile Receivables Trust 2014-1 B	1.68%	7/8/2019	28		27,895
AmeriCredit Automobile Receivables Trust 2014-2 A3	0.94%	2/8/2019	–	(a)	71
AmeriCredit Automobile Receivables Trust 2014-2 C	2.18%	6/8/2020	50		50,224
AmeriCredit Automobile Receivables Trust 2014-3 B	1.92%	11/8/2019	28		28,045
AmeriCredit Automobile Receivables Trust 2014-4 A3	1.27%	7/8/2019	8		7,822
AmeriCredit Automobile Receivables Trust 2016-2 A2A	1.42%	10/8/2019	4		3,866
AmeriCredit Automobile Receivables Trust 2016-4 A2A	1.34%	4/8/2020	10		9,946
California Republic Auto Receivables Trust 2014-3 B	2.66%	8/17/2020	9		9,090
California Republic Auto Receivables Trust 2015-2 B	2.53%	6/15/2021	43		43,331
California Republic Auto Receivables Trust 2015-4 A3†	2.04%	1/15/2020	24		23,791
California Republic Auto Receivables Trust 2015-4 B†	3.73%	11/15/2021	25		25,790
California Republic Auto Receivables Trust 2016-1 A3	1.89%	5/15/2020	54		54,136
California Republic Auto Receivables Trust 2016-2 A3	1.56%	7/15/2020	25		24,999
CarMax Auto Owner Trust 2014-4 C	2.44%	11/16/2020	22		22,154
CarMax Auto Owner Trust 2016-1 A2A	1.30%	4/15/2019	6		6,215
CarMax Auto Owner Trust 2016-4 A2	1.21%	11/15/2019	9		8,855
Chrysler Capital Auto Receivables Trust 2014-BA A3†	1.27%	5/15/2019	3		3,292
Chrysler Capital Auto Receivables Trust 2016-AA A2†	1.47%	4/15/2019	4		4,244
Drive Auto Receivables Trust 2015-DA B†	2.59%	12/16/2019	18		18,512
Drive Auto Receivables Trust 2016-AA B†	3.17%	5/15/2020	12		12,476

54	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Drive Auto Receivables Trust 2016-BA A3†	1.67%	7/15/2019	$11	$11,107
Drive Auto Receivables Trust 2016-CA B†	2.37%	11/16/2020	7	7,025
Drive Auto Receivables Trust 2016-CA C†	3.02%	11/15/2021	18	18,245
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	4	4,097
Drive Auto Receivables Trust 2017-AA B†	2.51%	1/15/2021	11	11,058
Drive Auto Receivables Trust 2017-AA D†	4.16%	5/15/2024	11	11,207
Drive Auto Receivables Trust 2017-BA B†	2.20%	5/15/2020	9	9,022
Drive Auto Receivables Trust 2017-BA C†	2.61%	8/16/2021	12	12,049
Drive Auto Receivables Trust 2017-BA D†	3.72%	10/17/2022	8	8,076
Fifth Third Auto Trust 2014-3 A3	0.96%	3/15/2019	3	2,893
First Investors Auto Owner Trust 2016-2A A1†	1.53%	11/16/2020	10	9,791
Flagship Credit Auto Trust 2015-3 A†	2.38%	10/15/2020	21	21,456
Ford Credit Auto Owner Trust 2014-C A3	1.06%	5/15/2019	28	28,371
Ford Credit Auto Owner Trust 2016-B A2A	1.08%	3/15/2019	13	13,470
Ford Credit Auto Owner Trust 2016-C A2A	1.04%	9/15/2019	19	18,653
Foursight Capital Automobile Receivables Trust 2016-1 A2†	2.87%	10/15/2021	79	79,330
Honda Auto Receivables Owner Trust 2014-4 A3	0.99%	9/17/2018	7	6,938
Honda Auto Receivables Owner Trust 2015-1 A3	1.05%	10/15/2018	34	33,729
Honda Auto Receivables Owner Trust 2016-4 A2	1.04%	4/18/2019	18	17,969
Mercedes-Benz Auto Receivables Trust 2015-1 A3	1.34%	12/16/2019	12	12,411
Mercedes-Benz Auto Receivables Trust 2016-1 A2A	1.11%	3/15/2019	27	27,371
Santander Drive Auto Receivables Trust 2014-3 C	2.13%	8/17/2020	32	32,049
Santander Drive Auto Receivables Trust 2014-3 D	2.65%	8/17/2020	18	18,176
Santander Drive Auto Receivables Trust 2015-5 A3	1.58%	9/16/2019	5	5,025
Santander Drive Auto Receivables Trust 2016-2 A2A	1.38%	7/15/2019	4	3,668
Santander Drive Auto Receivables Trust 2016-3 A2	1.34%	11/15/2019	10	9,866
Santander Drive Auto Receivables Trust 2016-3 B	1.89%	6/15/2021	7	7,001
Santander Drive Auto Receivables Trust 2017-2 A2	1.60%	3/16/2020	49	48,997
Santander Drive Auto Receivables Trust 2017-2 D	3.49%	7/17/2023	20	19,996
SunTrust Auto Receivables Trust 2015-1A A3†	1.42%	9/16/2019	35	34,628
TCF Auto Receivables Owner Trust 2015-1A D†	3.53%	3/15/2022	10	10,025
TCF Auto Receivables Owner Trust 2016-1A A2†	1.39%	11/15/2019	18	17,605
TCF Auto Receivables Owner Trust 2016-PT1A B†	2.92%	10/17/2022	11	11,025
Toyota Auto Receivables Owner Trust 2016-B A2A	1.02%	10/15/2018	14	13,796
Volkswagen Auto Loan Enhanced Trust 2014-1 A4	1.45%	9/21/2020	22	21,995
Total				1,102,073

See Notes to Financial Statements.	55

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Credit Cards 3.71%
American Express Credit Account Master Trust 2014-3 A	1.49%		4/15/2020	$100	$100,068
BA Credit Card Trust 2015-A1 A	1.319%	#	6/15/2020	90	90,176
Chase Issuance Trust 2015-A2	1.59%		2/18/2020	100	100,168
Citibank Credit Card Issuance Trust 2007-A8	5.65%		9/20/2019	100	101,273
World Financial Network Credit Card Master Trust 2015-A A	1.469%	#	2/15/2022	45	45,103
Total					436,788

Other 10.28%
Ally Master Owner Trust 2012-5 A	1.54%		9/15/2019	100	100,055
Ally Master Owner Trust 2014-5 A2	1.60%		10/15/2019	59	59,045
Ascentium Equipment Receivables Trust 2016-2A A2†	1.46%		4/10/2019	7	6,995
Ascentium Equipment Receivables Trust 2017-1A A2†	1.87%		7/10/2019	15	15,017
Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%		6/10/2021	4	4,014
CIFC Funding Ltd. 2014-5A A1R†	2.558%	#	1/17/2027	250	250,812
CNH Equipment Trust 2014-C A3	1.05%		11/15/2019	17	16,507
CNH Equipment Trust 2016-A A2B	1.509%	#	7/15/2019	6	6,241
Dell Equipment Finance Trust 2017-1 A1†	1.35%		5/22/2018	84	83,629
Diamond Resorts Owner Trust 2015-2 A†	2.99%		5/22/2028	82	82,124
Engs Commercial Finance Trust 2015-1A A2†	2.31%		10/22/2021	46	46,093
Engs Commercial Finance Trust 2016-1A A1†	1.25%		11/22/2017	13	12,663
Ford Credit Floorplan Master Owner Trust A 2014-4 A1	1.40%		8/15/2019	21	21,009
Fortress Credit BSL Ltd. 2013-1A A†	2.338%	#	1/19/2025	85	85,522
JFIN Revolver CLO Ltd. 2015-3A A1†	2.656%	#	4/20/2023	142	142,298
Macquarie Equipment Funding Trust 2014-A A3†	1.23%		7/20/2021	20	19,542
NCF Dealer Floorplan Master Trust 2016-1A B†	6.51%	#	3/21/2022	5	4,919
NextGear Floorplan Master Owner Trust 2015-1A A†	1.80%		7/15/2019	100	100,033
Wells Fargo Dealer Floorplan Master Note Trust 2014-1 A	1.39%	#	7/20/2019	153	153,049
Total					1,209,567
Total Asset-Backed Securities (cost $2,744,024)					2,748,428

56	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2017

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
CORPORATE BONDS 33.55%

Air Transportation 0.10%
Air Canada (Canada)†(b)	7.75%		4/15/2021		$10	$11,463

Auto Parts: Original Equipment 0.14%
TI Group Automotive Systems LLC (United Kingdom)†(b)	8.75%		7/15/2023		15	16,013

Automotive 0.88%
Ford Motor Co.	7.45%		7/16/2031		40	50,721
General Motors Co.	6.60%		4/1/2036		46	53,260
Total						103,981

Banks: Regional 5.09%
Bank of America Corp.	3.824%	#	1/20/2028		25	25,482
Bank of America Corp.	4.00%		1/22/2025		7	7,149
Bank of America Corp.	4.45%		3/3/2026		8	8,370
Bank of America Corp.	6.50%	#	–	(c)	56	62,020
Citigroup, Inc.	3.887%	#	1/10/2028		24	24,508
Citigroup, Inc.	5.95%	#	–	(c)	85	89,301
European Investment Bank (Luxembourg)(b)	1.25%		5/15/2018		18	17,993
Goldman Sachs Group, Inc. (The)	6.75%		10/1/2037		42	53,733
JPMorgan Chase & Co.	2.383%	#	10/24/2023		28	28,465
JPMorgan Chase & Co.	3.90%		7/15/2025		25	26,191
M&T Bank Corp.	5.125%	#	–	(c)	21	21,551
Macquarie Bank Ltd. (Australia)†(b)	6.625%		4/7/2021		16	18,159
Morgan Stanley	2.373%	#	5/8/2024		25	25,119
Morgan Stanley	3.875%		1/27/2026		9	9,286
Morgan Stanley	4.00%		7/23/2025		17	17,790
Popular, Inc.	7.00%		7/1/2019		20	21,050
Royal Bank of Scotland Group plc (United Kingdom)(b)	6.125%		12/15/2022		40	43,860
Santander UK plc (United Kingdom)(b)	7.95%		10/26/2029		30	38,751
Toronto-Dominion Bank (The) (Canada)(b)	3.625%	#	9/15/2031		7	6,917
Wells Fargo Capital X	5.95%		12/1/2086		30	33,414
Westpac Banking Corp. (Australia)(b)	4.322%	#	11/23/2031		20	20,613
Total						599,722

Biotechnology Research & Production 0.17%
Amgen, Inc.	6.40%		2/1/2039		16	20,166

See Notes to Financial Statements.	57

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Building Materials 0.17%
Standard Industries, Inc.†	5.50%	2/15/2023	$7	$7,394
Vulcan Materials Co.	7.15%	11/30/2037	10	13,098
Total				20,492

Business Services 0.48%
Jaguar Holding Co. II/Pharmaceutical Product
Development LLC†	6.375%	8/1/2023	5	5,300
Monitronics International, Inc.	9.125%	4/1/2020	20	19,200
Nielsen Finance LLC/Nielsen Finance Co.†	5.00%	4/15/2022	20	20,625
Rent-A-Center, Inc.	4.75%	5/1/2021	13	11,646
Total				56,771

Chemicals 0.64%
Dow Chemical Co. (The)	9.40%	5/15/2039	10	16,564
GCP Applied Technologies, Inc.†	9.50%	2/1/2023	22	25,135
Hexion, Inc.†	10.375%	2/1/2022	7	7,123
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025	2	2,080
Tronox Finance LLC†	7.50%	3/15/2022	18	18,787
Valvoline, Inc.†	5.50%	7/15/2024	5	5,275
Total				74,964

Coal 0.04%
Peabody Energy Corp.†	6.00%	3/31/2022	2	2,018
Peabody Energy Corp.†	6.375%	3/31/2025	3	3,011
Total				5,029

Computer Hardware 1.01%
Dell International LLC/EMC Corp.†	7.125%	6/15/2024	7	7,803
Dell International LLC/EMC Corp.†	6.02%	6/15/2026	65	71,819
Dell International LLC/EMC Corp.†	8.10%	7/15/2036	14	17,652
Leidos, Inc.	7.125%	7/1/2032	20	21,933
Total				119,207

Computer Software 0.61%
Camelot Finance SA (Luxembourg)†(b)	7.875%	10/15/2024	4	4,320
MSCI, Inc.†	5.75%	8/15/2025	25	27,212
Oracle Corp.	6.125%	7/8/2039	14	18,324
Solera LLC/Solera Finance, Inc.†	10.50%	3/1/2024	19	21,850
Total				71,706

58	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Construction/Homebuilding 0.26%
Century Communities, Inc.†	5.875%		7/15/2025	$9	$9,023
PulteGroup, Inc.	5.50%		3/1/2026	20	21,212
Total					30,235

Containers 0.26%
BWAY Holding Co.†	7.25%		4/15/2025	7	7,140
Reynolds Group Issuer, Inc./Reynolds Group
Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	5.75%		10/15/2020	7	7,201
Sealed Air Corp.†	5.50%		9/15/2025	15	16,200
Total					30,541

Electric: Power 1.40%
Appalachian Power Co.	7.00%		4/1/2038	10	13,781
Cleco Corporate Holdings LLC	3.743%		5/1/2026	15	15,173
Dominion Energy, Inc.	7.00%		6/15/2038	35	46,283
Exelon Generation Co. LLC	5.60%		6/15/2042	35	34,832
Great Plains Energy, Inc.	3.90%		4/1/2027	24	24,377
PPL Electric Utilities Corp.	5.20%		7/15/2041	6	7,108
Puget Sound Energy, Inc.	6.974%	#	6/1/2067	25	23,562
Total					165,116

Electrical Equipment 0.08%
Xilinx, Inc.	2.95%		6/1/2024	9	9,056

Electrical: Household 0.15%
GrafTech International Ltd.	6.375%		11/15/2020	20	17,650

Electronics 0.22%
Jabil Circuit, Inc.	8.25%		3/15/2018	25	26,219

Entertainment 0.34%
Cedar Fair LP/Canada’s Wonderland Co./Magnum
Management Corp./Millennium Op†	5.375%		4/15/2027	10	10,525
Eldorado Resorts, Inc.	7.00%		8/1/2023	4	4,355
Jacobs Entertainment, Inc.†	7.875%		2/1/2024	11	11,633
Mohegan Tribal Gaming Authority†	7.875%		10/15/2024	13	13,471
Total					39,984

Financial Services 1.48%
Affiliated Managers Group, Inc.	3.50%		8/1/2025	4	3,990
Affiliated Managers Group, Inc.	4.25%		2/15/2024	6	6,309
CIT Group, Inc.	6.00%		4/1/2036	15	15,675

See Notes to Financial Statements.	59

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Financial Services (continued)
Discover Financial Services	4.10%	2/9/2027	$26	$26,299
Nationstar Mortgage LLC/Nationstar Capital Corp.	7.875%	10/1/2020	15	15,497
Navient Corp.	5.875%	3/25/2021	15	15,638
Navient Corp.	6.625%	7/26/2021	26	27,698
Neuberger Berman Group LLC/Neuberger
Berman Finance Corp.†	4.50%	3/15/2027	20	21,026
NFP Corp.†	9.00%	7/15/2021	15	15,778
OM Asset Management plc (United Kingdom)(b)	4.80%	7/27/2026	11	11,200
Scottrade Financial Services, Inc.†	6.125%	7/11/2021	13	14,849
Total				173,959

Food 0.28%
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025	7	7,388
Kraft Heinz Foods Co.	6.875%	1/26/2039	20	25,604
Total				32,992

Health Care Services 1.47%
Acadia Healthcare Co., Inc.	6.50%	3/1/2024	19	20,330
Ascension Health	3.945%	11/15/2046	6	5,972
CHS/Community Health Systems, Inc.	6.25%	3/31/2023	11	11,407
CHS/Community Health Systems, Inc.	8.00%	11/15/2019	25	25,219
Envision Healthcare Corp.	5.625%	7/15/2022	20	20,948
Fresenius Medical Care US Finance II, Inc.†	5.875%	1/31/2022	25	27,875
HCA, Inc.	7.50%	11/6/2033	15	16,838
Kaiser Foundation Hospitals	4.15%	5/1/2047	9	9,244
MPH Acquisition Holdings LLC†	7.125%	6/1/2024	2	2,142
New York and Presbyterian Hospital (The)	4.063%	8/1/2056	10	9,823
NYU Hospitals Center	4.368%	7/1/2047	2	2,057
WellCare Health Plans, Inc.	5.25%	4/1/2025	20	21,125
Total				172,980

Household Equipment/Products 0.14%
Scotts Miracle-Gro Co. (The)	6.00%	10/15/2023	15	16,163

Insurance 1.24%
American International Group, Inc.	4.70%	7/10/2035	25	26,540
Lincoln National Corp.	6.30%	10/9/2037	4	4,954
Protective Life Corp.	8.45%	10/15/2039	25	36,545
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	50	56,127
Trinity Acquistion plc (United Kingdom)(b)	4.40%	3/15/2026	14	14,729

60	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Insurance (continued)
Unum Group	5.75%	8/15/2042	$6	$7,057
Total				145,952

Leisure 0.44%
Carnival plc	7.875%	6/1/2027	10	13,068
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	30	38,945
Total				52,013

Lodging 0.42%
Caesar’s Growth Properties Holdings LLC/Caesar’s Growth Properties Finance, Inc.	9.375%	5/1/2022	20	21,750
MGM Resorts International	6.00%	3/15/2023	25	27,507
Total				49,257

Machinery: Agricultural 0.08%
Reynolds American, Inc.	5.70%	8/15/2035	8	9,392

Machinery: Oil Well Equipment & Services 0.11%
BlueLine Rental Finance Corp./BlueLine Rental LLC†	9.25%	3/15/2024	12	12,570

Manufacturing 0.62%
Gates Global LLC/Gates Global Co.†	6.00%	7/15/2022	14	14,333
General Electric Co.	6.75%	3/15/2032	10	13,818
Koppers, Inc.†	6.00%	2/15/2025	4	4,220
Trinity Industries, Inc.	4.55%	10/1/2024	40	40,522
Total				72,893

Media 2.64%
21st Century Fox America, Inc.	6.90%	8/15/2039	45	59,475
AMC Networks, Inc.	4.75%	12/15/2022	20	20,575
Block Communications, Inc.†	6.875%	2/15/2025	18	19,417
Cablevision Systems Corp.	5.875%	9/15/2022	20	20,800
Charter Communications Operating LLC/Charter Communications Operating Capital	6.384%	10/23/2035	35	41,263
Cox Communications, Inc.†	8.375%	3/1/2039	12	15,653
Discovery Communications LLC	6.35%	6/1/2040	25	26,944
Sirius XM Radio, Inc.†	6.00%	7/15/2024	20	21,275
Time Warner Cable, Inc.	6.55%	5/1/2037	53	63,728
Townsquare Media, Inc.†	6.50%	4/1/2023	10	10,113
WaveDivision Escrow LLC/WaveDivision Escrow Corp.†	8.125%	9/1/2020	11	11,467
Total				310,710

See Notes to Financial Statements.	61

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Metal Fabricating 0.04%
Grinding Media, Inc./MC Grinding Media Canada, Inc.†	7.375%		12/15/2023	$4	$4,325

Metals & Minerals: Miscellaneous 0.76%
Aleris International, Inc.†	9.50%		4/1/2021	11	11,550
Century Aluminum Co.†	7.50%		6/1/2021	20	20,400
Glencore Finance Canada Ltd. (Canada)†(b)	6.00%		11/15/2041	20	21,929
Goldcorp, Inc. (Canada)(b)	5.45%		6/9/2044	5	5,511
Hudbay Minerals, Inc. (Canada)†(b)	7.25%		1/15/2023	2	2,100
Hudbay Minerals, Inc. (Canada)†(b)	7.625%		1/15/2025	3	3,238
Teck Resources Ltd. (Canada)(b)	4.75%		1/15/2022	23	24,179
Total					88,907

Oil 1.78%
Bill Barrett Corp.	7.00%		10/15/2022	15	14,250
Citgo Holding, Inc.†	10.75%		2/15/2020	10	10,850
Continental Resources, Inc.	4.90%		6/1/2044	23	19,794
Denbury Resources, Inc.	5.50%		5/1/2022	23	16,790
EP Energy LLC/Everest Acquisition Finance, Inc.†	8.00%		11/29/2024	20	20,800
Helmerich & Payne International Drilling Co.	4.65%		3/15/2025	20	21,220
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.00%		12/1/2024	15	14,288
Kerr-McGee Corp.	7.875%		9/15/2031	35	45,843
MEG Energy Corp. (Canada)(b)	6.375%		1/30/2023	25	21,562
Precision Drilling Corp. (Canada)†(b)	7.75%		12/15/2023	6	6,225
Sanchez Energy Corp.	6.125%		1/15/2023	20	17,700
Total					209,322

Oil: Crude Producers 2.50%
Enbridge Energy Partners LP	8.05%	#	10/1/2077	15	14,850
Energy Transfer LP	6.625%		10/15/2036	40	46,557
Energy Transfer LP	7.50%		7/1/2038	8	9,927
Enterprise Products Operating LLC	5.75%		3/1/2035	20	22,764
Florida Gas Transmission Co. LLC†	4.35%		7/15/2025	30	31,895
Gulfstream Natural Gas System LLC†	4.60%		9/15/2025	25	27,030
Kinder Morgan Energy Partners LP	7.50%		11/15/2040	46	58,204
Kinder Morgan, Inc.	7.75%		1/15/2032	17	21,887
Rockies Express Pipeline LLC†	6.875%		4/15/2040	20	21,800
Sabine Pass Liquefaction LLC	5.875%		6/30/2026	35	39,527
Total					294,441

62	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Oil: Integrated Domestic 1.05%
National Oilwell Varco, Inc.	2.60%	12/1/2022	$42	$41,474
Oceaneering International, Inc.	4.65%	11/15/2024	40	40,366
Transocean Proteus Ltd.†	6.25%	12/1/2024	15	15,525
Trinidad Drilling Ltd. (Canada)†(b)	6.625%	2/15/2025	10	9,975
Weatherford International Ltd.	9.875%	3/1/2039	14	16,100
Total				123,440

Paper & Forest Products 0.11%
International Paper Co.	7.30%	11/15/2039	10	13,515

Real Estate Investment Trusts 1.93%
Alexandria Real Estate Equities, Inc.	3.95%	1/15/2028	15	15,381
CBRE Services, Inc.	4.875%	3/1/2026	25	26,831
DuPont Fabros Technology LP	5.625%	6/15/2023	20	21,100
EPR Properties	4.75%	12/15/2026	15	15,450
EPR Properties	5.25%	7/15/2023	35	37,417
Equinix, Inc.	5.875%	1/15/2026	33	35,960
HCP, Inc.	3.40%	2/1/2025	25	24,635
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.	5.625%	5/1/2024	5	5,419
Physicians Realty LP	4.30%	3/15/2027	5	5,105
VEREIT Operating Partnership LP	3.00%	2/6/2019	40	40,523
Total				227,821

Retail 0.88%
CEC Entertainment, Inc.	8.00%	2/15/2022	17	17,935
FirstCash, Inc.†	5.375%	6/1/2024	6	6,157
L Brands, Inc.	6.875%	11/1/2035	17	16,564
New Albertson’s, Inc.	7.45%	8/1/2029	5	4,838
New Red Finance, Inc. (Canada)†(b)	6.00%	4/1/2022	5	5,217
PetSmart, Inc.†	5.875%	6/1/2025	5	5,038
PetSmart, Inc.†	7.125%	3/15/2023	20	18,700
PF Chang’s China Bistro, Inc.†	10.25%	6/30/2020	11	11,275
Walgreens Boots Alliance, Inc.	4.50%	11/18/2034	18	18,347
Total				104,071

Steel 0.02%
Cliffs Natural Resources, Inc.†	5.75%	3/1/2025	3	2,880

See Notes to Financial Statements.	63

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Technology 0.75%
Amazon.com, Inc.	4.80%	12/5/2034	$40	$45,901
Expedia, Inc.	5.00%	2/15/2026	10	10,874
Netflix, Inc.†	4.375%	11/15/2026	15	15,038
Netflix, Inc.	5.75%	3/1/2024	15	16,312
Total				88,125

Telecommunications 2.26%
AT&T, Inc.	6.00%	8/15/2040	113	126,316
CommScope Technologies LLC†	5.00%	3/15/2027	6	6,015
Sprint Corp.	7.125%	6/15/2024	20	22,547
T-Mobile USA, Inc.	6.50%	1/15/2026	20	22,125
U.S. Cellular Corp.	6.70%	12/15/2033	30	30,570
Verizon Communications, Inc.†	4.812%	3/15/2039	8	8,075
Verizon Communications, Inc.†	5.012%	4/15/2049	37	37,373
Verizon Communications, Inc.	5.05%	3/15/2034	12	12,635
Total				265,656

Transportation: Miscellaneous 0.29%
Florida East Coast Holdings Corp.†	6.75%	5/1/2019	5	5,162
Florida East Coast Holdings Corp.†	9.75%	5/1/2020	15	16,069
Navios Maritime Acquisition Corp./Navios
Acquisition Finance US, Inc. (Greece)†(b)	8.125%	11/15/2021	15	13,275
Total				34,506

Utilities 0.22%
Aquarion Co.†	4.00%	8/15/2024	25	25,480
Total Corporate Bonds (cost $3,714,972)				3,949,685

FLOATING RATE LOAN(d) 0.04%

Food
Amplify Snack Brands, Inc. Term Loan (cost $4,931)	6.50%	8/24/2023	5	4,959

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.99%
Government National Mortgage Assoc. 2017-41 AS	2.60%	6/16/2058	33	32,738
Government National Mortgage Assoc. 2017-69 AS	2.75%	2/16/2058	35	34,953
Government National Mortgage Assoc. 2017-71 AS	2.70%	4/16/2057	35	34,896
Government National Mortgage Assoc. 2017-76 AS	2.65%	11/16/2050	14	13,921
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $115,928)				116,508

64	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 14.13%
Federal Home Loan Mortgage Corp.	3.50%		2/1/2046 - 3/1/2046	$78	$80,807
Federal National Mortgage Assoc.(e)	3.00%		TBA	370	371,705
Federal National Mortgage Assoc.	3.50%		11/1/2045 - 4/1/2046	359	371,889
Federal National Mortgage Assoc.(e)	3.50%		TBA	300	309,667
Federal National Mortgage Assoc.(e)	4.00%		TBA	250	263,984
Federal National Mortgage Assoc.(e)	4.50%		TBA	200	215,577
Federal National Mortgage Assoc.	6.625%		11/15/2030	35	50,330
Total Government Sponsored Enterprises Pass-Throughs (cost $1,676,406)					1,663,959

MUNICIPAL BONDS 0.50%

Miscellaneous
District of Columbia	5.591%		12/1/2034	20	25,037
North Texas Tollway Auth	8.91%		2/1/2030	25	28,848
Pennsylvania	5.35%		5/1/2030	5	5,366
Total Municipal Bonds (cost $59,245)					59,251

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 8.38%
1345 Avenue of the Americas & Park Avenue Plaza Trust 2005-1 A3†	5.278%		8/10/2035	50	57,551
BBCMS Trust 2015-SRCH A2†	4.197%		8/10/2035	100	109,977
Citigroup Commercial Mortgage Trust 2007-C6 AM	5.701%	#	12/10/2049	50	50,206
Commercial Mortgage Pass-Through Certificates 2014-UBS2 AM	4.199%		3/10/2047	50	53,150
Commercial Mortgage Pass-Through Certificates 2014-UBS6 B	4.349%	#	12/10/2047	50	52,430
Commercial Mortgage Pass-Through Certificates 2015-PC1 B	4.441%	#	7/10/2050	50	50,907
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.441%	#	7/10/2050	10	9,378
Commercial Mortgage Pass-Through Certificates 2015-PC1 D	4.441%	#	7/10/2050	100	78,141
Credit Suisse Mortgage Capital Certificates 2015-GLPB D†	3.811%	#	11/15/2034	100	100,005
Credit Suisse Project Capital Certificates Structure	2.70%		1/16/2059	16	15,918
GS Mortgage Securities Trust 2014-GC26 C	4.51%	#	11/10/2047	50	50,513
GS Mortgage Securities Trust 2014-GC26 D†	4.51%	#	11/10/2047	60	52,603
Jefferies Structured CMO Class A	2.60%		2/16/2059	11	10,907

See Notes to Financial Statements.	65

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust	2.75%		5/16/2059	$13	$13,008
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.31%	#	7/15/2048	10	9,378
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C31 C	4.618%	#	8/15/2048	20	19,217
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WPT A†	2.439%	#	10/15/2033	30	30,184
Wells Fargo Commercial Mortgage Trust 2013-LC12 B	4.295%	#	7/15/2046	68	71,676
Wells Fargo Commercial Mortgage Trust 2015-C28 D	4.135%	#	5/15/2048	60	46,794
WF-RBS Commercial Mortgage Trust 2012-C8 C	4.897%	#	8/15/2045	50	52,426
WF-RBS Commercial Mortgage Trust 2013-C12 C	4.275%	#	3/15/2048	50	52,098
Total Non-Agency Commercial Mortgage-Backed Securities (cost $969,284)					986,467

U.S. TREASURY OBLIGATIONS 26.89%
U.S. Treasury Bond	3.00%		2/15/2047	159	163,090
U.S. Treasury Inflation Indexed Bond(f)	0.625%		1/15/2026	116	118,507
U.S. Treasury Note	1.25%		11/15/2018	393	393,107
U.S. Treasury Note	1.25%		10/31/2021	206	202,029
U.S. Treasury Note	1.375%		6/30/2018	54	54,077
U.S. Treasury Note	1.375%		5/31/2021	169	167,267
U.S. Treasury Note	1.75%		10/31/2020	320	322,356
U.S. Treasury Note	1.75%		3/31/2022	316	315,889
U.S. Treasury Note	1.75%		5/31/2022	512	511,930
U.S. Treasury Note	2.00%		12/31/2021	180	182,162
U.S. Treasury Note	2.00%		11/15/2026	130	127,725
U.S. Treasury Note	2.125%		8/15/2021	314	319,851
U.S. Treasury Note	2.375%		5/15/2027	283	287,217
Total U.S. Treasury Obligations (cost $3,164,382)					3,165,207
Total Investments in Long-Term Securities 107.83% (cost $12,449,172)					12,694,464
Liabilities in Excess of Cash and Other Assets(g) (7.83%)					(921,373)
Net Assets 100.00%					$11,773,091

66	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2017

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2017.
(a)	Amount is less than $1,000.
(b)	Foreign security traded in U.S. dollars.
(c)	Security is perpetual in nature and has no stated maturity.
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2017.
(e)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(f)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(g)	Liabilities in Excess of Cash and Other Assets include net unrealized appreciation/depreciation on credit default swaps and futures contracts as follows:

Centrally Cleared Credit Default Swaps on Indexes – Buy Protection at May 31, 2017(1):

Referenced	Fund	Termination	Notional	Fair	Payments	Unrealized
Index*	Receives	Date	Amount	Value(2)	Upfront(3)	Appreciation(4)
Markit CDX. NA.EM.S27(5)	1.00%	6/20/2022	$750,000	$717,156	$(37,910)	$5,066

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of emerging market sovereign issuers. (See Note 2(q)).
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received by Central Clearinghouse are presented net of amortization (See Note 2(q)).
(4)	Total unrealized appreciation on Credit Default Swaps on indexes amounted to $5,066. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(5)	Central Clearinghouse: Chicago Mercantile Exchange (CME), Central Counterparty (CCP): Credit Suisse.

Credit Default Swaps on Indexes – Buy Protection at May 31, 2017(1):

							Credit
							Default
							Swap
							Agreements
Referenced	Fund	Termination	Notional	Fair	Payments	Unrealized	Receivable at
Index	Receives	Date	Amount	Value(2)	Upfront(3)	Depreciation(4)	Fair Value(5)
Markit CMBX.NA.AAA.9(6)(7)	.50%	9/17/2058	$780,000	$791,200	$45,601	$(34,401)	$11,200

See Notes to Financial Statements.	67

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2017

Credit Default Swaps on Indexes – Sell Protection at May 31, 2017(1):

							Credit
							Default
							Swap
							Agreements
Referenced	Fund	Termination	Notional	Fair	Payments	Unrealized	Payable at
Index	Receives	Date	Amount	Value(2)	Upfront(3)	Appreciation(4)	Fair Value(5)
Markit CMBX.NA.AA.8(6)(7)	1.50%	10/17/2057	$200,000	$196,278	$(7,827)	$4,105	$(3,722)
Markit CMBX.NA.A.8(6)(7)	2.00%	10/17/2057	$175,000	166,799	(10,380)	2,179	(8,201)
					$(18,207)	$6,284	$(11,923)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received/paid are presented net of amortization (See Note 2(q)).
(4)	Total unrealized appreciation on Credit Default Swaps in Indexes amounted to $6,284. Total unrealized depreciation on Credit Default Swaps in Indexes amounted to $34,401.
(5)	Includes upfront payments received/paid.
(6)	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgaged-backed securities. (See Note 2(q)).
(7)	Swap Counterparty: Morgan Stanley.

Open Futures Contracts at May 31, 2017:

				Notional	Unrealized
Type	Expiration	Contracts	Position	Value	Appreciation
U.S. 5-Year Treasury Note	September 2017	8	Long	$946,500	$1,924
U.S. 2-Year Treasury Note	September 2017	4	Long	865,938	180
Totals				$1,812,438	$2,104

				Notional	Unrealized
Type	Expiration	Contracts	Position	Value	Depreciation
U.S. Long Bond	September 2017	2	Short	$(307,625)	$(2,472)
U.S. 10-Year Treasury Note	September 2017	4	Short	(505,188)	(1,570)
Totals				$(812,813)	$(4,042)

68	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2017

The following is a summary of the inputs used as of May 31, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Asset-Backed Securities
Automobiles	$–	$1,033,080	$68,993	(4)	$1,102,073
Remaining Industries	–	1,646,355	–		1,646,355
Corporate Bonds	–	3,949,685	–		3,949,685
Floating Rate Loan	–	4,959	–		4,959
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	116,508	–		116,508
Government Sponsored Enterprises Pass-Throughs	–	1,663,959	–		1,663,959
Municipal Bonds	–	59,251	–		59,251
Non-Agency Commercial Mortgage-Backed Securities	–	959,642	26,825	(5)	986,467
U.S. Treasury Obligations	–	3,165,207	–		3,165,207
Total	$–	$12,598,646	$95,818		$12,694,464

Other Financial Instruments
Centrally Cleared Credit Default Swaps
Assets	$–	$5,066	$–		$5,066
Liabilities	–	–	–		–
Credit Default Swaps
Assets	–	11,200	–		11,200
Liabilities	–	(11,923)	–		(11,923)
Futures Contracts
Assets	2,104	–	–		2,104
Liabilities	(4,042)	–	–		(4,042)
Total	$(1,938)	$4,343	$–		$2,405

(1)	Refer to Note 2(s) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended May 31, 2017.
(4)	Includes securities valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments:
Investment Type	Security	Fair Value
Asset-Backed Securities (Automobiles)	Santander Drive Auto Receivables Trust 2017-2 A2	$48,997
Asset-Backed Securities (Automobiles)	Santander Drive Auto Receivables Trust 2017-2 D	19,996

(5)	Level 3 securities fair valued by the Pricing Committee, as described in Note 2(a) in the Notes to Financials:
Investment Type	Security	Fair Value
Non-Agency Commercial Mortgage-Backed Securities	Credit Suisse Project Capital Certificates Structure	$15,918
Non-Agency Commercial Mortgage-Backed Securities	Jefferies Structured CMO Class A	10,907

See Notes to Financial Statements.	69

Schedule of Investments (unaudited)(concluded)

CORE PLUS BOND FUND May 31, 2017

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

		Non-Agency
		Commercial
	Asset-Backed	Mortgage-Backed
Investment Type	Securities	Securities
Balance as of December 1, 2016	$339,592	$–
Accrued Discounts (Premiums)	–	–
Realized Gain (Loss)	–	–
Change in Unrealized Appreciation (Depreciation)	–	–
Net Purchases	68,993	26,825
Net Sales	–	–
Net Transfers into Level 3	–	–
Net Transfers out of Level 3	(339,592)	–
Balance as of May 31, 2017	$68,993	$26,825
Net change in unrealized appreciation/depreciation for period ended May 31, 2017 related to Level 3 investments held at May 31, 2017	$–	$–

70	See Notes to Financial Statements.

Schedule of Investments (unaudited)

CORPORATE BOND FUND May 31, 2017

					Principal
	Interest		Maturity		Amount	Fair
Investments	Rate		Date		(000)	Value
LONG-TERM INVESTMENTS 93.03%

ASSET-BACKED SECURITIES 3.43%

Automobiles 2.93%
American Credit Acceptance Receivables Trust 2015-3 C†	4.84%		10/12/2021		$20	$20,560
Drive Auto Receivables Trust 2016-BA B†	2.56%		6/15/2020		40	40,133
Drive Auto Receivables Trust 2017-AA D†	4.16%		5/15/2024		20	20,377
Santander Drive Auto Receivables Trust 2016-1 D	4.02%		4/15/2022		65	67,217
Total						148,287

Other 0.50%
Ford Credit Floorplan Master Owner Trust A 2015-5 A1	2.42%		8/15/2022		25	25,352
Total Asset-Backed Securities (cost $172,804)						173,639

Corporate Bonds 87.54%

Aerospace/Defense 0.19%
Embraer SA (Brazil)(a)	5.15%		6/15/2022		9	9,495

Automotive 3.06%
Ford Motor Co.	7.45%		7/16/2031		35	44,381
General Motors Co.	6.60%		4/1/2036		30	34,735
Hyundai Capital America†	2.875%		8/9/2018		75	75,718
Total						154,834

Banks: Regional 14.26%
Bank of America Corp.	3.824%	#	1/20/2028		130	132,508
Citigroup, Inc.	3.887%	#	1/10/2028		104	106,202
Goldman Sachs Group, Inc. (The)	6.75%		10/1/2037		45	57,571
JPMorgan Chase & Co.	3.782%	#	2/1/2028		100	102,577
M&T Bank Corp.	5.125%	#	–	(b)	13	13,341
Macquarie Bank Ltd. (Australia)†(a)	6.625%		4/7/2021		40	45,398
Morgan Stanley	3.875%		1/27/2026		92	94,920
Santander UK plc (United Kingdom)(a)	7.95%		10/26/2029		16	20,667
Synovus Financial Corp.	7.875%		2/15/2019		30	32,777
Toronto-Dominion Bank (The) (Canada)(a)	3.625%	#	9/15/2031		40	39,528
Wells Fargo Capital X	5.95%		12/1/2086		45	50,121
Westpac Banking Corp. (Australia)(a)	4.322%#		11/23/2031		25	25,766
Total						721,376

See Notes to Financial Statements.	71

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND May 31, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Beverages 1.38%
Anheuser-Busch InBev Worldwide, Inc.	8.20%	1/15/2039	$45	$69,585

Biotechnology Research & Production 1.25%
Amgen, Inc.	6.40%	2/1/2039	23	28,989
Celgene Corp.	4.625%	5/15/2044	15	15,395
Gilead Sciences, Inc.	4.60%	9/1/2035	18	19,042
Total				63,426

Building Materials 0.53%
Johnson Controls International plc	5.00%	3/30/2020	25	26,845

Chemicals 1.97%
Dow Chemical Co. (The)	9.40%	5/15/2039	5	8,282
Westlake Chemical Corp.	4.625%	2/15/2021	40	41,800
Yara International ASA (Norway)†(a)	7.875%	6/11/2019	45	49,741
Total				99,823

Computer Hardware 1.13%
Apple, Inc.	4.45%	5/6/2044	15	16,191
Dell International LLC/EMC Corp.†	6.02%	6/15/2026	37	40,881
Total				57,072

Computer Software 1.50%
Microsoft Corp.	3.50%	2/12/2035	30	29,961
Oracle Corp.	6.125%	7/8/2039	35	45,810
Total				75,771

Drugs 3.15%
AbbVie, Inc.	4.30%	5/14/2036	26	26,255
Allergan Funding SCS (Luxembourg)(a)	4.55%	3/15/2035	20	20,769
Express Scripts Holding Co.	6.125%	11/15/2041	15	17,820
Mylan NV†	3.00%	12/15/2018	30	30,431
Pfizer, Inc.	7.20%	3/15/2039	20	29,421
Shire Acquisitions Investments Ireland DAC (Ireland)(a)	2.40%	9/23/2021	35	34,803
Total				159,499

Electric: Power 7.01%
Appalachian Power Co.	7.00%	4/1/2038	10	13,781
Berkshire Hathaway Energy Co.	6.50%	9/15/2037	16	21,418
Black Hills Corp.	4.20%	9/15/2046	9	8,824
Cleco Corporate Holdings LLC	3.743%	5/1/2026	10	10,115

72	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND May 31, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Electric: Power (continued)
CMS Energy Corp.	6.25%		2/1/2020	$5	$5,529
Dominion Energy, Inc.	7.00%		6/15/2038	25	33,059
Duquesne Light Holdings, Inc.†	6.40%		9/15/2020	35	39,101
Entergy Arkansas, Inc.	4.95%		12/15/2044	36	37,236
Exelon Generation Co. LLC	5.60%		6/15/2042	37	36,823
Great Plains Energy, Inc.	3.90%		4/1/2027	11	11,173
ITC Holdings Corp.†	5.50%		1/15/2020	25	26,771
LG&E & KU Energy LLC	3.75%		11/15/2020	15	15,614
Ohio Edison Co.	8.25%		10/15/2038	4	5,975
PPL Electric Utilities Corp.	5.20%		7/15/2041	18	21,323
PSEG Power LLC	5.125%		4/15/2020	30	32,237
Tampa Electric Co.	6.15%		5/15/2037	10	12,419
Trans-Allegheny Interstate Line Co.†	3.85%		6/1/2025	22	22,999
Total					354,397

Electrical Equipment 0.74%
Applied Materials, Inc.	3.30%		4/1/2027	12	12,262
Broadcom Corp./Broadcom Cayman Finance Ltd.†	3.875%		1/15/2027	17	17,285
Xilinx, Inc.	2.95%		6/1/2024	8	8,049
Total					37,596

Electronics 0.40%
Trimble, Inc.	4.75%		12/1/2024	19	20,403

Financial Services 5.21%
Discover Financial Services	4.10%		2/9/2027	24	24,276
E*TRADE Financial Corp.	4.625%		9/15/2023	40	41,476
GE Capital Trust I	6.375%	#	11/15/2067	35	35,490
HSBC Finance Corp.	6.676%		1/15/2021	50	56,913
International Lease Finance Corp.	8.25%		12/15/2020	30	35,672
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%		3/15/2027	23	24,180
OM Asset Management plc (United Kingdom)(a)	4.80%		7/27/2026	20	20,364
Synchrony Financial	3.00%		8/15/2019	25	25,369
Total					263,740

Food 0.63%
Kraft Heinz Foods Co.	6.875%		1/26/2039	25	32,005

See Notes to Financial Statements.	73

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND May 31, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Health Care Products 2.43%
Abbott Laboratories	4.75%	11/30/2036	$23	$24,533
Life Technologies Corp.	5.00%	1/15/2021	10	10,781
Life Technologies Corp.	6.00%	3/1/2020	55	60,365
Medtronic, Inc.	4.375%	3/15/2035	25	27,019
Total				122,698

Health Care Services 1.04%
Kaiser Foundation Hospitals	4.15%	5/1/2047	4	4,109
Northwell Healthcare, Inc.	3.979%	11/1/2046	11	10,375
NYU Hospitals Center	4.368%	7/1/2047	2	2,057
Universal Health Services, Inc.†	3.75%	8/1/2019	35	35,831
Total				52,372

Insurance 3.45%
American International Group, Inc.	4.70%	7/10/2035	14	14,863
Hanover Insurance Group, Inc. (The)	4.50%	4/15/2026	12	12,594
Lincoln National Corp.	6.30%	10/9/2037	25	30,965
Protective Life Corp.	8.45%	10/15/2039	15	21,927
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	35	39,289
Unum Group	5.75%	8/15/2042	17	19,994
Willis North America, Inc.	7.00%	9/29/2019	10	11,024
XLIT Ltd. (Ireland)(a)	6.25%	5/15/2027	20	24,063
Total				174,719

Lodging 0.31%
Marriott International, Inc.	4.50%	10/1/2034	15	15,781

Machinery: Agricultural 0.35%
Altria Group, Inc.	5.375%	1/31/2044	15	17,802

Machinery: Industrial/Specialty 0.50%
Kennametal, Inc.	2.65%	11/1/2019	25	25,027

Media 5.12%
21st Century Fox America, Inc.	6.90%	8/15/2039	26	34,363
Charter Communications Operating LLC/Charter Communications Operating Capital	6.384%	10/23/2035	45	53,052
Cox Communications, Inc.†	8.375%	3/1/2039	5	6,522
Discovery Communications LLC	6.35%	6/1/2040	8	8,622
Grupo Televisa SAB (Mexico)(a)	6.625%	1/15/2040	4	4,646
Historic TW, Inc.	9.15%	2/1/2023	35	45,319

74	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND May 31, 2017

					Principal
	Interest		Maturity		Amount	Fair
Investments	Rate		Date		(000)	Value
Media (continued)
NBCUniversal Enterprise, Inc.†	5.25%		–	(b)	$100	$106,250
Total						258,774

Metal Fabricating 0.28%
Valmont Industries, Inc.	5.25%		10/1/2054		15	14,279

Metals & Minerals: Miscellaneous 1.43%
Barrick PD Australia Finance Pty Ltd. (Australia)(a)	5.95%		10/15/2039		11	13,100
FMG Resources (August 2006) Pty Ltd. (Australia)†(a)	9.75%		3/1/2022		25	28,900
Glencore Finance Canada Ltd. (Canada)†(a)	6.00%		11/15/2041		15	16,447
Goldcorp, Inc. (Canada)(a)	5.45%		6/9/2044		8	8,818
Southern Copper Corp. (Peru)(a)	5.875%		4/23/2045		5	5,265
Total						72,530

Natural Gas 0.50%
Piedmont Natural Gas Co., Inc.	4.10%		9/18/2034		25	25,178

Oil 4.48%
Apache Corp.	6.00%		1/15/2037		15	17,627
Canadian Natural Resources Ltd. (Canada)(a)	4.95%		6/1/2047		15	15,172
Cenovus Energy, Inc. (Canada)†(a)	5.40%		6/15/2047		7	6,794
ConocoPhillips Canada Funding Co. I	5.95%		10/15/2036		23	28,377
Helmerich & Payne International Drilling Co.	4.65%		3/15/2025		30	31,830
Kerr-McGee Corp.	7.875%		9/15/2031		25	32,745
Noble Energy, Inc.	5.625%		5/1/2021		35	35,994
Petroleos Mexicanos (Mexico)(a)	4.50%		1/23/2026		10	9,840
Shell International Finance BV (Netherlands)(a)	6.375%		12/15/2038		25	33,443
Valero Energy Corp.	10.50%		3/15/2039		9	14,562
Total						226,384

Oil: Crude Producers 10.54%
Buckeye Partners LP	2.65%		11/15/2018		40	40,229
Colonial Pipeline Co.†	7.63%		4/15/2032		20	27,195
Enbridge Energy Partners LP	9.875%		3/1/2019		45	50,782
Energy Transfer LP	7.50%		7/1/2038		32	39,709
Enterprise Products Operating LLC	4.877%	#	8/1/2066		30	30,038
Enterprise Products Operating LLC	7.55%		4/15/2038		14	19,160
Florida Gas Transmission Co. LLC†	4.35%		7/15/2025		19	20,200
Magellan Midstream Partners LP	6.40%		7/15/2018		50	52,456
MPLX LP	5.50%		2/15/2023		55	56,953
ONEOK Partners LP	3.20%		9/15/2018		5	5,074

See Notes to Financial Statements.	75

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND May 31, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Oil: Crude Producers (continued)
Sabine Pass Liquefaction LLC	5.875%	6/30/2026	$32	$36,139
Tennessee Gas Pipeline Co. LLC	8.375%	6/15/2032	42	54,677
TransCanada PipeLines Ltd. (Canada)(a)	7.625%	1/15/2039	16	23,244
Williams Partners LP/ACMP Finance Corp.	4.875%	5/15/2023	75	77,437
Total				533,293

Oil: Integrated Domestic 1.29%
Halliburton Co.	6.70%	9/15/2038	20	25,988
National Oilwell Varco, Inc.	3.95%	12/1/2042	35	30,000
Oceaneering International, Inc.	4.65%	11/15/2024	9	9,083
Total				65,071

Paper & Forest Products 0.21%
International Paper Co.	7.30%	11/15/2039	8	10,812

Real Estate Investment Trusts 5.47%
Alexandria Real Estate Equities, Inc.	3.95%	1/15/2028	15	15,381
Brixmor Operating Partnership LP	3.85%	2/1/2025	16	16,001
CBRE Services, Inc.	5.00%	3/15/2023	45	46,921
DDR Corp.	4.70%	6/1/2027	13	13,188
DDR Corp.	7.875%	9/1/2020	35	40,366
Digital Realty Trust LP	5.875%	2/1/2020	5	5,449
EPR Properties	4.75%	12/15/2026	20	20,600
HCP, Inc.	3.40%	2/1/2025	23	22,664
Healthcare Realty Trust, Inc.	3.875%	5/1/2025	17	17,091
Physicians Realty LP	4.30%	3/15/2027	16	16,335
SL Green Realty Corp.	5.00%	8/15/2018	2	2,059
SL Green Realty Corp.	7.75%	3/15/2020	35	39,436
VEREIT Operating Partnership LP	4.875%	6/1/2026	20	21,220
Total				276,711

Retail 1.30%
Home Depot, Inc. (The)	5.875%	12/16/2036	20	26,021
McDonald’s Corp.	6.30%	10/15/2037	19	24,434
Walgreens Boots Alliance, Inc.	4.50%	11/18/2034	15	15,289
Total				65,744

Technology 1.12%
Amazon.com, Inc.	4.80%	12/5/2034	40	45,901
Expedia, Inc.	5.00%	2/15/2026	10	10,874
Total				56,775

76	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND May 31, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Telecommunications 3.79%
AT&T, Inc.	6.00%	8/15/2040	$70	$78,249
Orange SA (France)(a)	9.00%	3/1/2031	10	15,267
Verizon Communications, Inc.	4.40%	11/1/2034	100	98,120
Total				191,636

Transportation: Miscellaneous 1.18%
Burlington Northern Santa Fe LLC	6.15%	5/1/2037	35	45,907
CSX Corp.	6.00%	10/1/2036	11	13,713
Total				59,620

Utilities 0.34%
Aquarion Co.†	4.00%	8/15/2024	17	17,326
Total Corporate Bonds (cost $4,401,989)				4,428,399

FLOATING RATE LOANS(c) 0.69%

Gaming 0.39%
Seminole Tribe of Florida Initial Term Loan	–(d)	4/29/2020	20	20,084

Lodging 0.30%
Las Vegas Sands LLC 2017 Refinancing Term Loan	3.05%	3/29/2024	15	15,045
Total Floating Rate Loans (cost $35,123)				35,129

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGH 0.48%
Federal National Mortgage Assoc.	6.625%	11/15/2030	17	24,446

U.S. TREASURY OBLIGATIONS 0.89%
U.S. Treasury Note	1.75%	3/31/2022	6	5,998
U.S. Treasury Note	1.75%	5/31/2022	29	28,996
U.S. Treasury Note	2.00%	11/15/2026	10	9,825
Total U.S. Treasury Obligations (cost $44,771)				44,819
Total Long-Term Investments (cost $4,679,003)				4,706,432

SHORT-TERM INVESTMENTS 4.96%

Corporate Bonds

Banks: Regional 2.06%
HBOS plc (United Kingdom)†(a)	6.75%	5/21/2018	100	104,280

Electric: Power 0.72%
E. ON International Finance BV (Netherlands)†(a)	5.80%	4/30/2018	35	36,200

See Notes to Financial Statements.	77

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND May 31, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Financial Services 0.79%
Air Lease Corp.	2.125%	1/15/2018	$40	$40,096

Machinery: Agricultural 0.49%
BAT International Finance plc (United Kingdom)†(a)	2.125%	6/7/2017	25	25,001

Real Estate Investment Trusts 0.90%
Select Income REIT	2.85%	2/1/2018	45	45,250
Total Short-Term Investments (cost $250,792)				250,827
Total Investments in Securities 97.99% (cost $4,929,795)				4,957,259
Cash and Other Assets in Excess of Liabilities(e) 2.01%				101,671
Net Assets 100.00%				$5,058,930

REIT	Real Estate Investment Trust
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2017.
(a)	Foreign security traded in U.S. dollars.
(b)	Security is perpetual in nature and has no stated maturity.
(c)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2017.
(d)	Interest rate to be determined.
(e)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on futures contracts as follows:

Open Futures Contracts at May 31, 2017:

				Notional	Unrealized
Type	Expiration	Contracts	Position	Value	Appreciation
U.S. 5-Year Treasury Note	September 2017	21	Long	$2,484,563	$4,823

				Notional	Unrealized
Type	Expiration	Contracts	Position	Value	Depreciation
U.S. 2-Year Treasury Note	September 2017	2	Short	$(432,969)	$(160)
U.S. 10-Year Treasury Note	September 2017	11	Short	(1,389,265)	(4,317)
Totals				$(1,822,234)	$(4,477)

78	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

CORPORATE BOND FUND May 31, 2017

The following is a summary of the inputs used as of May 31, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$–	$173,639	$–	$173,639
Corporate Bonds	–	4,679,226	–	4,679,226
Floating Rate Loans	–	35,129	–	35,129
Government Sponsored Enterprises Pass-Through	–	24,446	–	24,446
U.S. Treasury Obligations	–	44,819	–	44,819
Total	$–	$4,957,259	$–	$4,957,259

Other Financial Instruments
Futures Contracts
Assets	$4,823	$–	$–	$4,823
Liabilities	(4,477)	–	–	(4,477)
Total	$346	$–	$–	$346

(1)	Refer to Note 2(s) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended May 31, 2017.

See Notes to Financial Statements.	79

Schedule of Investments (unaudited)

FLOATING RATE FUND May 31, 2017

					Principal
	Interest		Maturity		Amount	Fair
Investments	Rate		Date		(000)	Value
LONG-TERM INVESTMENTS 94.89%

ASSET-BACKED SECURITIES 0.11%

Other
ALM V Ltd. 2012-5A CR†	5.058%	#	10/18/2027		$2,000	$2,013,806
Anchorage Capital CLO 9 Ltd. 2016-9A D†	4.951%	#	1/15/2029		2,000	2,008,306
Cent CLO 19 Ltd. 2013-19A C†	4.47%	#	10/29/2025		2,700	2,693,337
Jay Park CLO Ltd. 2016-1A C†	5.006%	#	10/20/2027		2,200	2,218,978
KKR CLO Ltd. 15 D†	5.158%	#	10/18/2028		2,000	2,016,963
LCM XXII Ltd. 22A C†	5.006%	#	10/20/2028		2,500	2,533,251
Total Asset-Backed Securities (cost $13,207,251)						13,484,641

					Shares
					(000)

COMMON STOCKS 1.99%

Energy 0.08%
Bonanza Creek Energy, Inc.*					120	4,228,236
Templar Energy LLC Class A Units					747	4,668,315
Vistra Energy Corp.					327	408,749
Total						9,305,300

Exchange Traded Fund 1.91%
PowerShares Senior Loan Portfolio					9,969	232,365,735

Metals/Minerals 0.00%
Mirabela Nickel Ltd.*(a)				AUD	8,607	63,953
Peabody Energy Corp. *					8	192,011
Total						255,964
Total Common Stocks (cost $246,388,002)						241,926,999

					Principal
					Amount
					(000)

CORPORATE BONDS 6.42%

Aerospace 0.11%
Gol LuxCo SA (Luxembourg)†(b)	8.875%		1/24/2022		$15,000	13,837,500

Chemicals 0.46%
Hexion, Inc.	6.625%		4/15/2020		5,465	5,109,775
Hexion, Inc.†	10.375%		2/1/2022		7,986	8,125,755

80	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2017

				Principal
	Interest		Maturity	Amount		Fair
Investments	Rate		Date	(000)		Value
Chemicals (continued)
Rain CII Carbon LLC/CII Carbon Corp.†	8.25%		1/15/2021		$5,498	$5,721,384
Rain CII Carbon LLC/CII Carbon Corp.†(a)	8.50%		1/15/2021	EUR	5,900	6,931,478
TPC Group, Inc.†	8.75%		12/15/2020		$20,764	19,673,890
Tronox Finance LLC	6.375%		8/15/2020		9,760	9,882,000
Total						55,444,282

Consumer Durables 0.11%
BlueLine Rental Finance Corp./BlueLine Rental LLC†	9.25%		3/15/2024		13,285	13,916,038

Consumer Non-Durables 0.07%
High Ridge Brands Co.†	8.875%		3/15/2025		8,470	8,385,300

Energy 0.83%
Alta Mesa Holdings LP/Alta Mesa Finance
Services Corp.†	7.875%		12/15/2024		3,972	4,180,530
Bill Barrett Corp.	7.00%		10/15/2022		6,840	6,498,000
Bonanza Creek Energy, Inc.(c)	6.75%		4/15/2021		4,893	489
Calfrac Holdings LP†	7.50%		12/1/2020		14,920	13,353,400
Denbury Resources, Inc.	5.50%		5/1/2022		11,206	8,180,380
Eclipse Resources Corp.	8.875%		7/15/2023		12,040	12,190,500
FTS International, Inc.	6.25%		5/1/2022		16,686	14,767,110
FTS International, Inc.†	8.631%	#	6/15/2020		10,217	10,395,798
Sanchez Energy Corp.	6.125%		1/15/2023		11,487	10,165,995
Tapstone Energy LLC/Tapstone Energy Finance Corp.†	9.75%		6/1/2022		14,783	14,681,367
Transocean Proteus Ltd.†	6.25%		12/1/2024		7,023	7,268,805
Total						101,682,374

Financial 0.11%
Gulfmark Offshore, Inc.(c)	6.375%		3/15/2022		4,615	1,857,538
Navient Corp.	6.75%		6/25/2025		6,823	6,887,818
Provident Funding Associates LP/PFG Finance Corp.†(d)	6.375%		6/15/2025		4,804	4,912,090
Total						13,657,446

Food & Drug 0.11%
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%		4/15/2025		13,024	13,746,181

Food/Tobacco 0.06%
CEC Entertainment, Inc.	8.00%		2/15/2022		6,772	7,144,460

See Notes to Financial Statements.	81

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Gaming/Leisure 0.68%
Caesars Entertainment Operating Co., Inc.(c)	10.00%	12/15/2018	$16,988	$14,809,477
Chester Downs & Marina LLC/Chester Downs Finance Corp.†	9.25%	2/1/2020	10,830	11,181,975
Jacobs Entertainment, Inc.†	7.875%	2/1/2024	13,045	13,795,087
Mohegan Gaming & Entertainment†	7.875%	10/15/2024	11,007	11,406,004
Scientific Games International, Inc.	6.625%	5/15/2021	11,825	11,765,875
Scientific Games International, Inc.	10.00%	12/1/2022	12,435	13,585,237
Silversea Cruise Finance Ltd.†	7.25%	2/1/2025	6,064	6,507,582
Total				83,051,237

Healthcare 0.29%
Eagle Holding Co. II LLC PIK†	7.625%	5/15/2022	5,630	5,821,589
Kindred Healthcare, Inc.	8.75%	1/15/2023	18,625	19,532,969
Sterigenics-Nordion Topco LLC PIK†	8.125%	11/1/2021	8,394	8,666,805
Surgery Center Holdings, Inc.†	8.875%	4/15/2021	1,089	1,166,591
Total				35,187,954

Housing 0.35%
Beazer Homes USA, Inc.†	6.75%	3/15/2025	986	1,027,905
Beazer Homes USA, Inc.	8.75%	3/15/2022	9,401	10,529,120
K. Hovnanian Enterprises, Inc.†	7.25%	10/15/2020	16,745	16,661,275
William Lyon Homes, Inc.	5.875%	1/31/2025	13,752	14,233,320
Total				42,451,620

Information Technology 0.16%
Rackspace Hosting, Inc.†	8.625%	11/15/2024	10,835	11,593,450
Solera LLC/Solera Finance, Inc.†	10.50%	3/1/2024	6,355	7,308,250
Total				18,901,700

Manufacturing 0.39%
Apex Tool Group LLC†	7.00%	2/1/2021	11,248	10,474,700
Aston Martin Capital Holdings Ltd. (Jersey)†(b)	6.50%	4/15/2022	5,000	5,250,000
Atrium Windows & Doors, Inc.†	7.75%	5/1/2019	16,061	15,940,542
Hillman Group, Inc. (The)†	6.375%	7/15/2022	8,710	8,318,050
Optimas OE Solutions Holding LLC/Optimas OE Solutions, Inc.†	8.625%	6/1/2021	7,481	7,368,785
Total				47,352,077

Media/Telecommunications 0.23%
CSC Holdings LLC†	10.875%	10/15/2025	3,465	4,227,300
FairPoint Communications, Inc.†	8.75%	8/15/2019	7,307	7,507,942

82	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Media/Telecommunications (continued)
Salem Media Group, Inc.†	6.75%	6/1/2024	$9,246	$9,477,150
T-Mobile USA, Inc.	6.375%	3/1/2025	2,932	3,184,885
T-Mobile USA, Inc.	6.50%	1/15/2026	3,406	3,767,888
Total				28,165,165

Metals/Minerals 0.93%
Aleris International, Inc.†	9.50%	4/1/2021	10,539	11,065,950
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.†	7.50%	5/1/2025	11,259	11,723,434
Century Aluminum Co.†	7.50%	6/1/2021	11,863	12,100,260
Ferroglobe plc/Globe Specialty Metals, Inc. (United kingdom)†(b)	9.375%	3/1/2022	14,576	15,487,000
GrafTech International Ltd.	6.375%	11/15/2020	18,575	16,392,437
Imperial Metals Corp. (Canada)†(b)	7.00%	3/15/2019	12,313	11,666,567
Joseph T Ryerson & Son, Inc.†	11.00%	5/15/2022	7,543	8,580,163
Mirabela Nickel Ltd. (Australia)(b)	1.00%	9/10/2044	51	5
Peabody Energy Corp.†(c)	10.00%	3/15/2022	10,230	1,023
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025	14,772	15,362,880
TMS International Corp.†	7.625%	10/15/2021	10,820	11,036,400
Total				113,416,119

Retail 0.18%
FirstCash, Inc.†	5.375%	6/1/2024	4,610	4,731,013
Jo-Ann Stores Holdings, Inc. PIK†	9.75%	10/15/2019	7,899	7,879,252
PetSmart, Inc.†	5.875%	6/1/2025	9,125	9,193,437
Total				21,803,702

Service 0.59%
Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.875%	2/15/2021	8,881	9,103,025
AV Homes, Inc.†	6.625%	5/15/2022	7,884	8,051,535
Century Communities, Inc.†	5.875%	7/15/2025	16,268	16,308,670
Cloud Crane Escrow LLC†	10.125%	8/1/2024	5,439	5,928,510
Cloud Crane LLC†	10.125%	8/1/2024	8,897	9,697,730
Jurassic Holdings III, Inc.†	6.875%	2/15/2021	12,315	10,283,025
Monitronics International, Inc.	9.125%	4/1/2020	13,062	12,539,520
Total				71,912,015

See Notes to Financial Statements.	83

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2017

				Principal
	Interest		Maturity	Amount		Fair
Investments	Rate		Date	(000)		Value
Transportation 0.74%
Dynagas LNG Partners LP/Dynagas Finance, Inc. (Greece)(b)	6.25%		10/30/2019		$13,792	$13,757,520
Eletson Holdings, Inc. (Greece)†(b)	9.625%		1/15/2022		13,212	11,164,140
Golar LNG Partners LP (United kingdom)†(b)	7.432%	#	5/15/2021		5,400	5,433,750
Hoegh LNG Holdings Ltd.(a)	5.96%	#	2/1/2022	NOK	67,000	8,028,772
Kenan Advantage Group, Inc. (The)†	7.875%		7/31/2023		$7,636	7,998,710
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. (Greece)†(b)	8.125%		11/15/2021		13,525	11,969,625
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc. (Greece)†(b)	7.375%		1/15/2022		14,310	11,519,550
Navios South American Logistics, Inc./Navios Logistics Finance US, Inc. (Uruguay)†(b)	7.25%		5/1/2022		9,820	9,500,850
Stena International SA (Luxembourg)†(b)	5.75%		3/1/2024		12,000	11,040,000
Total						90,412,917

Utility 0.02%
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%		12/15/2025		2,575	2,781,101
Total Corporate Bonds (cost $761,289,184)						783,249,188

FLOATING RATE LOANS(e) 86.37%

Aerospace 3.43%
Air Canada Term Loan (Canada)(b)	3.90%		10/6/2023		26,493	26,654,475
Air Medical Group Holdings, Inc. 2016 Term Loan	4.295%		4/28/2022		41,559	41,086,509
Air Medical Group Holdings, Inc. Initial Term Loan	5.00%		4/28/2022		35,375	35,352,971
American Airlines, Inc. 2015 Term Loan	3.489%		10/10/2021		26,195	26,266,367
American Airlines, Inc. 2017 Replacement Term Loan	3.044%		6/27/2020		32,473	32,550,324
American Airlines, Inc. Replacement Term Loan B	3.544%		4/28/2023		19,287	19,345,910
American Airlines, Inc. Term Loan B	3.489%		12/14/2023		31,734	31,830,394
AWAS Finance Luxembourg 2012 S.A. Term Loan (Luxembourg)(b)	3.91%		7/16/2018		19,631	19,717,337
Gol LuxCo S.A. Term Loan (Luxembourg)(b)	6.50%		8/31/2020		31,992	32,951,704
Hyster-Yale Group, Inc. Term Loan	–(f)		5/30/2023		4,928	4,968,065
Jazz Acquisition, Inc. 1st Lien Term Loan	4.647%		6/19/2021		28,179	27,510,145
TransDigm, Inc. Tranche C Term Loan	4.045% - 4.146%		2/28/2020		20,957	21,064,771
TransDigm, Inc. Tranche D Term Loan	4.045% - 4.146%		6/4/2021		6,400	6,433,060
TransDigm, Inc. Tranche E Term Loan	4.045% - 4.146%		5/14/2022		2,986	2,996,098
TransDigm, Inc. Tranche F Term Loan	4.045%		6/9/2023		22,632	22,701,578
United Airlines, Inc. Class Term Loan B	3.422%		4/1/2024		34,035	34,322,255

84	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2017

				Principal
	Interest		Maturity	Amount		Fair
Investments	Rate		Date	(000)		Value
Aerospace (continued)
WP CPP Holdings, LLC 1st Lien
Term Loan B3	4.545% - 4.672%		12/28/2019		$34,003	$32,313,494
Total						418,065,457

Chemicals 2.76%
Ashland, Inc. Term Loan B	–	(f)	5/17/2024		19,712	19,829,089
Avantor Performance Materials Holdings, Inc. 1st Lien Initial Term Loan	5.05%		3/11/2024		39,384	39,513,376
Avantor Performance Materials Holdings, Inc. 2nd Lien Initial Term Loan	9.30%		3/10/2025		6,894	7,029,019
Axalta Coating Systems US Holdings Inc. Incremental Term Loan (Netherlands)(b)	–	(f)	6/1/2024		9,856	9,916,072
Cyanco Intermediate Corp. Term Loan	5.545%		5/1/2020		16,575	16,710,126
Huntsman International, LLC 2015 Extended Dollar Term Loan B	4.045%		4/19/2019		2,648	2,669,168
Huntsman International, LLC 2023 Term Loan B	4.045% - 4.121%		4/1/2023		44,398	44,675,389
Ineos Finance plc New 2024 Euro Term Loan (United Kingdom)(a)	3.25%		4/1/2024	EUR	13,869	15,757,303
Ineos US Finance LLC New 2022 Dollar Term Loan	3.795%		3/31/2022		$3,890	3,932,421
Ineos US Finance LLC New 2022 Dollar Term Loan	3.795%		4/1/2024		14,579	14,725,255
MacDermid, Inc. Tranche B5 Term Loan	4.545%		6/7/2020		6,596	6,668,830
MacDermid, Inc. Tranche B6 Term Loan	4.045%		6/7/2023		18,478	18,624,522
Phibro Animal Health Corp. Term Loan B	4.045%		4/16/2021		8,246	8,275,321
PQ Corp. 1st Amendment Tranche B1 Term Loan	5.295%		11/4/2022		17,787	18,036,899
Tata Chemicals North America Term Loan	3.938%		8/7/2020		16,991	17,054,762
Tronox Pigments B.V. New Term Loan (Netherlands)(b)	4.647%		3/19/2020		16,923	17,105,710
Univar Inc. USA, Inc. Term Loan B2	3.795%		7/1/2022		35,740	35,935,553
Versum Materials, Inc. Term Loan	3.647%		9/29/2023		39,482	39,991,844
Total						336,450,659

Consumer Durables 0.82%
Britax US Holdings, Inc. Initial Dollar Term Loan	4.647%		10/15/2020		22,548	19,165,889
G-III Apparel Group, Ltd. Initial Term Loan	6.313%		12/1/2022		15,071	14,619,009
Samsonite International S.A. Initial Tranche B Term Loan (Luxembourg)(b)	3.295%		8/1/2023		5,743	5,806,067
Serta Simmons Bedding, LLC 1st Lien Term Loan	4.56% - 4.679%		11/8/2023		27,318	27,452,751
Serta Simmons Holdings, LLC 2nd Lien Term Loan	9.179%		11/8/2024		32,893	33,324,513
Total						100,368,229

See Notes to Financial Statements.	85

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Consumer Non-Durables 1.03%
Culligan NewCo Ltd. Term Loan B1	5.00%	12/13/2023	$17,695	$17,860,628
Nature’s Bounty Co. (The) Dollar Term Loan B1	4.647%	5/5/2023	25,453	25,495,166
Prestige Brands, Inc. Term Loan B4	3.795%	1/26/2024	23,458	23,680,856
Revlon Consumer Products Corp. Initial Term Loan B	4.544%	9/7/2023	39,818	38,157,011
SRAM, LLC 1st Lien New Term Loan	4.578% - 6.50%	3/15/2024	20,388	20,477,620
Total				125,671,281

Energy 3.71%
California Resources Corp. Term Loan	4.045%	9/24/2019	10,170	9,899,207
California Resources Corp. Term Loan	11.375%	12/31/2021	19,608	21,795,196
Chesapeake Energy Corp. Class Term Loan A	8.686%	8/23/2021	18,882	20,457,264
Chief Exploration & Development LLC 2nd Lien Term Loan	7.932%	5/16/2021	29,659	29,065,358
CITGO Holding, Inc. Term Loan	9.647%	5/12/2018	10,037	10,185,318
CITGO Petroleum Corp. Term Loan B	4.647%	7/29/2021	5,075	5,093,912
EIF Channelview Cogeneration LLC Term Loan	4.295%	5/8/2020	18,874	17,600,334
EMG Utica LLC Term Loan	4.897%	3/27/2020	17,898	18,009,824
Energy Transfer Equity, L.P. Term Loan	3.745%	2/2/2024	46,590	46,636,433
Expro FinServices S.a r.l. Initial Term Loan (Luxembourg)(b)	5.75%	9/2/2021	16,132	11,652,188
Fieldwood Energy LLC 1st Lien FLLO Facility Term Loan	8.375%	9/30/2020	9,822	8,815,245
Fieldwood Energy LLC 2nd Lien Closing Date Term Loan	8.375%	9/30/2020	39,867	29,651,415
FTS International, Inc. Initial Term Loan	5.795%	4/16/2021	31,609	27,815,920
Jonah Energy LLC 2nd Lien Initial Term Loan	7.545%	5/12/2021	20,092	19,740,544
Longview Power LLC Advance Term Loan B	7.05%	4/13/2021	7,675	6,069,632
MEG Energy Corp. Initial Term Loan (Canada)(b)	4.55% - 4.68%	12/31/2023	17,225	17,211,768
Moxie Patriot LLC Advanced Construction Term Loan B1	7.647%	8/21/2020	12,571	11,596,729
Preferred Proppants, LLC Term Loan	6.80%	7/27/2020	16,405	15,010,458
Preferred Proppants, LLC Term Loan B2	1.05% - 7.75%	7/27/2020	24,721	22,619,471
Seadrill Operating LP Initial Term Loan	4.147%	2/21/2021	60,265	41,695,911
Talen Energy Supply, LLC Initial Term Loan	5.05%	4/15/2024	15,763	14,871,445
Talen Energy Supply, LLC Term Loan B1	5.05%	7/15/2023	13,952	13,162,903
Weatherford International Ltd. Term Loan	3.35%	7/13/2020	33,727	33,389,691
Total				452,046,166

86	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Financial 3.46%
Acrisure, LLC 1st Lien Term Loan B	5.75% - 6.147%	11/22/2023	$9,348	$9,448,818
Alliant Holdings Intermediate LLC Initial Term Loan	4.417%	8/12/2022	23,553	23,618,381
Communications Sales & Leasing, Inc. Shortfall Term Loan	4.045%	10/24/2022	54,360	54,714,157
Digicel International Finance Limited 1st Lien Initial Term Loan	–(f)	5/27/2024	29,564	29,864,370
Fly Funding II S.A.R.L Term Loan (Luxembourg)(b)	3.29%	2/9/2023	34,697	34,783,874
Freedom Mortgage Corp. Initial Term Loan	6.862%	2/23/2022	10,544	10,702,160
Helix Gen Funding, LLC Term Loan	–(f)	6/3/2024	13,781	13,820,345
HUB International Ltd. Initial Term Loan	4.287% - 4.422%	10/2/2020	81,311	81,842,628
Nautilus Power, LLC Term Loan	5.537%	5/16/2024	27,790	27,633,681
Park Intermediate Holdings, LLC Term Loan	–(f)	12/24/2021	52,917	52,784,708
Sedgwick Claims Management Services, Inc. 1st Lien Initial Term Loan	3.795%	3/1/2021	36,151	36,306,925
Sedgwick Claims Management Services, Inc. 2nd Lien Initial Term Loan	6.795%	2/28/2022	2,096	2,108,230
Tecostar Holdings, Inc. 1st Lien Term Loan	4.922%	5/1/2024	14,779	14,889,843
York Risk Services Holding Corp. Term Loan	4.897%	10/1/2021	29,147	28,615,281
Total				421,133,401

Food & Drug 1.47%
Albertsons, LLC 2016-1 Term Loan B6	4.45%	6/22/2023	27,062	27,266,717
Albertsons, LLC 2016-2 Term Loan B5	4.401%	12/22/2022	33,765	34,026,284
Moran Foods LLC Term Loan	7.045%	12/5/2023	24,457	24,212,138
Post Holdings Inc. Series A Incremental Term Loan	3.28%	5/24/2024	19,711	19,841,980
Red Lobster Management LLC 1st Lien Initial Term Loan	6.295%	7/28/2021	17,721	17,920,658
Rite Aid Corp. 2nd Lien Tranche 1 Term Loan	5.75%	8/21/2020	21,425	21,549,908
Rite Aid Corp. 2nd Lien Tranche 2 Term Loan	4.875%	6/21/2021	18,501	18,587,625
Supervalu, Inc. Term Loan	5.545%	3/21/2019	15,891	15,950,202
Total				179,355,512

Food/Tobacco 2.00%
1011778 B.C. Unlimited Liability Company Term Loan B3 (Canada)(b)	3.25% - 3.397%	2/16/2024	19,647	19,701,066
Amplify Snack Brands, Inc. Term Loan	6.50%	9/2/2023	13,100	13,056,296
Blue Ribbon, LLC 1st Lien 2016-1 New Term Loan	5.037% - 5.147%	11/15/2021	4,378	4,305,750
Candy Intermediate Holdings, Inc. 1st Lien Initial Term Loan	5.647%	6/15/2023	26,959	25,712,131

See Notes to Financial Statements.	87

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Food/Tobacco (continued)
CEC Entertainment, Inc. Term Loan B	4.045%	2/12/2021	$8,707	$8,710,056
Chobani, LLC 1st Lien Closing Date Term Loan	5.295%	10/10/2023	47,251	48,019,180
Constellation Brands, Inc. Term Loan (Canada)(b)	4.887%	12/15/2023	4,398	4,439,231
Dole Food Company Inc. Tranche B Term Loan	4.028% - 4.179%	4/6/2024	19,700	19,810,812
Keurig Green Mountain, Inc. Term Loan A	2.563%	3/3/2021	45,047	45,103,385
Milk Specialties Company New Term Loan	5.147%	8/16/2023	5,827	5,884,987
NPC International, Inc. 1st Lien Initial Term Loan	4.51%	4/19/2024	9,850	9,938,256
NPC International, Inc. 2nd Lien Initial Term Loan	8.51%	4/18/2025	7,881	7,979,512
US Foods, Inc. Initial Term Loan	3.795%	6/27/2023	31,043	31,342,196
Total				244,002,858

Forest Products 1.25%
Berlin Packaging LLC 1st Lien Initial Term Loan	4.50% - 4.54%	10/1/2021	8,213	8,256,841
Berlin Packaging LLC 2nd Lien Initial Term Loan	7.75%	9/30/2022	8,885	8,955,689
Berlin Packaging LLC Term Loan B	–(f)	10/1/2021	8,213	8,258,113
Berry Plastics Group, Inc. Term Loan K	3.244%	2/8/2020	17,290	17,415,056
Berry Plastics Group, Inc. Term Loan L	3.244%	1/6/2021	13,201	13,291,873
BWAY Holding Company Initial Term Loan	4.245%	4/3/2024	40,389	40,393,241
Ranpak Corp. 2nd Lien Initial Term Loan	8.25%	10/3/2022	82	81,928
Reynolds Group Holdings Inc. US Incremental Term Loan	4.045%	2/5/2023	26,778	26,937,020
SIG Combibloc Holdings S.C.A. Initial Dollar Term Loan	4.045%	3/11/2022	23,528	23,741,562
Signode Industrial Group LUX SA Initial Term Loan B	3.795% - 3.897%	5/1/2021	5,294	5,331,487
Total				152,662,810

Gaming/Leisure 7.47%
Amaya Holdings B.V. 1st Lien Initial Term Loan B3 (Netherlands)(b)	4.647%	8/1/2021	54,594	54,788,465
AMF Bowling Centers, Inc. 1st Lien Term Loan B	6.045%	9/19/2023	18,555	18,786,695
Boyd Gaming Corporation Refinancing Term Loan B	3.449%	9/15/2023	4,892	4,921,965
Caesar’s Entertainment Resort Properties LLC Term Loan B	4.545%	10/11/2020	69,318	69,786,044
Caesars Entertainment Operating Co. Term Loan B6	1.50%	3/1/2022	43,843	51,788,967
Caesars Entertainment Operating Co. Term Loan B7	1.50%	3/1/2022	9,759	12,152,395

88	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Gaming/Leisure (continued)
Caesars Entertainment Operating Company Term Loan	4.045%		4/4/2024	$24,628	$24,546,604
Caesars Growth Properties Holdings, LLC 1st Lien Term Loan	3.75%		5/8/2021	26,488	26,693,417
CCM Merger, Inc. Term Loan	5.75%		8/6/2021	15,640	15,775,545
CityCenter Holdings, LLC Term Loan B	3.499%		4/18/2024	39,411	39,617,317
Cowlitz Tribal Gaming Authority Term Loan B	11.545%		12/6/2021	21,499	23,971,385
Eldorado Resorts LLC Term Loan	3.243%		4/17/2024	19,695	19,688,895
Equinox Holdings, Inc. 1st Lien Term Loan	4.295%		3/8/2024	21,165	21,389,878
Equinox Holdings, Inc. 2nd Lien Initial Term Loan	8.045%		9/6/2024	8,825	9,008,869
ESH Hospitality, Inc. Repriced Term Loan	3.545%		8/30/2023	21,376	21,534,861
Everi Payments Inc. Term Loan B	5.56%		5/9/2024	29,075	29,234,040
Gateway Casinos & Entertainment Limited Initial Tranche B1 Term Loan(Canada)(b)	4.794%		2/22/2023	14,760	14,972,175
GLP Capital L.P. Closing Date Term Loan	2.749%		10/29/2018	12,761	12,729,098
GLP Capital L.P. Incremental Tranche A-1 Term Loan	2.743%		7/31/2020	65,821	65,300,027
Hilton Worldwide Finance, LLC Term Loan B2	3.024%		10/25/2023	24,543	24,715,847
Las Vegas Sands LLC 2017 Refinancing Term Loan	3.05%		3/29/2024	17,519	17,571,781
Life Time Fitness, Inc. 2017 Refinancing Term Loan	4.045%		6/10/2022	40,244	40,414,848
MGM Growth Prop. Operating Partnership LP Term Loan A	3.795%		4/23/2021	14,372	14,413,761
MGM Growth Prop. Operating Partnership LP Term Loan B	3.295%		4/25/2023	32,855	33,096,358
MGM National Harbor LLC Term Loan A	3.295%		1/28/2021	24,794	24,824,992
Mohegan Tribal Gaming Authority Term Loan A	4.795%		10/13/2021	20,222	20,370,040
Mohegan Tribal Gaming Authority Term Loan B	5.045%		10/13/2023	26,675	26,958,584
Penn National Gaming, Inc. Refinancing Facility Term Loan A	3.295%		1/19/2022	19,000	19,010,165
Penn National Gaming, Inc. Refinancing Term Loan B	3.545%		1/19/2024	5,898	5,945,390
Pinnacle Entertainment, Inc. Facility Term Loan A	3.05%		4/28/2021	14,725	14,734,631
Pinnacle Entertainment, Inc. Facility Term Loan B	4.05%		4/28/2023	810	818,102
Scientific Games International, Inc. Initial Term Loan B3	5.01% - 5.076%		10/1/2021	14,154	14,389,239
Seminole Tribe of Florida Initial Term Loan	3.397%		4/29/2020	11,380	11,428,249
Station Casinos LLC Facility Term Loan B	3.50%		6/8/2023	46,427	46,458,554
Travel Leaders Group, LLC Term Loan	6.295%		1/25/2024	5,722	5,789,977
Wynn America LLC Extended Facility Term Loan	–	(f)	12/31/2021	47,634	47,472,420
Wynn America LLC Tranche A Facility Term Loan	2.80%		11/20/2020	5,091	5,082,342
Total					910,181,922

See Notes to Financial Statements.	89

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Healthcare 5.13%
Acadia Healthcare Co., Inc. Tranche B2 Term Loan	3.745%	2/16/2023	$9,605	$9,709,871
Air Methods Corporation Initial Term Loan	4.573%	4/22/2024	33,914	33,751,474
Albany Molecular Research, Inc. Term Loan	5.906%	7/16/2021	16,517	16,651,437
ATI Holdings Acquisition, Inc. 1st Lien Initial Term Loan	5.65%	5/10/2023	24,423	24,713,023
Catalent Pharma Solutions, Inc. Dollar Term Loan	3.795%	5/20/2021	7,435	7,527,519
CHG Healthcare Services Inc. 1st Lien Term Loan	4.79% - 4.922%	6/7/2023	27,258	27,547,618
CHS/Community Health Systems, Inc. 2019 Incremental Term Loan G	3.795% - 3.952%	12/31/2019	21,280	21,317,363
CHS/Community Health Systems, Inc. 2021 Incremental Term Loan H	4.05% - 4.202%	1/27/2021	3,634	3,638,911
Endo Luxembourg Finance Company I S.a r.l. Initial Term Loan (Luxembourg)(b)	5.313%	4/29/2024	24,632	25,086,214
Envision Healthcare Corp. Initial Term Loan	4.15%	12/1/2023	53,538	54,247,611
Genoa, a QoL Healthcare Co., LLC 1st Lien initial Term Loan	4.897%	10/30/2023	10,937	11,003,500
Grifols Worldwide Operations USA Ltd. Tranche B Term Loan	3.20%	1/31/2025	39,611	39,727,060
inVentiv Group Holdings, Inc. Initial Term Loan	4.952%	11/9/2023	12,199	12,285,858
Jaguar Holding Co. I Initial Term Loan	3.794%	8/18/2022	27,962	28,043,721
MPH Acquisition Holdings LLC Initial Term Loan	4.897%	6/7/2023	31,063	31,226,961
NVA Holdings, Inc. 1st Lien Term Loan B2	4.647%	8/14/2021	24,572	24,879,633
NVA Holdings, Inc. 2nd Lien Term Loan	8.147%	8/14/2022	14,419	14,599,237
Ortho-Clinical Diagnostics Holding Luxembourg S.A.R.L Initial Term Loan	4.783%	6/30/2021	55,133	55,374,764
Packaging Coordinators Midco, Inc. Initial Term Loan	5.15%	6/30/2023	13,547	13,593,233
Patheon Holdings I B.V. Tranche B Dollar Term Loan (Netherlands)(b)	4.406%	4/20/2024	15,279	15,369,184
RPI Finance Trust Initial Term Loan B6	3.153%	3/27/2023	45,098	45,332,627
Select Medical Corp. Tranche B Term Loan	4.53% - 4.65%	3/6/2024	25,583	25,870,809
Surgery Center Holdings, Inc. 1st Lien Initial Term Loan	4.75%	11/3/2020	5,345	5,382,148
Valeant Pharmaceuticals International, Inc. Series F Tranche B Term Loan (Canada)(b)	5.75%	4/1/2022	77,373	78,843,278
Total				625,723,054

90	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Housing 2.12%
American Builders & Contractors Supply Co., Inc. Additional Term Loan B1	3.545%	10/31/2023	$15,643	$15,741,128
Builders FirstSource, Inc. Refinancing Term Loan	4.069%	2/29/2024	24,378	24,339,114
Cemex S.A.B. de C.V. Facility Term Loan C1 (Mexico)(b)	4.044%	7/23/2020	30,368	30,418,811
Cemex S.A.B. de C.V. Term Loan A (Mexico)(b)	4.044%	9/30/2019	16,000	15,940,000
CPG International Inc. New Term Loan	4.897%	5/3/2024	19,433	19,505,513
GYP Holdings III Corp. 1st Lien Incremental New Term Loan	4.672%	4/1/2021	18,859	18,923,994
HD Supply, Inc. Term Loan B1	3.897%	8/13/2021	5,625	5,676,817
HD Supply, Inc. Term Loan B2	3.897%	10/17/2023	16,478	16,596,259
LBM Holdings LLC 1st Lien Initial Term Loan	6.397% - 6.452%	8/20/2022	17,936	18,055,989
Realogy Group LLC Initial Term Loan A	2.989%	10/23/2020	46,407	46,508,389
Realogy Group LLC Initial Term Loan B	3.294%	7/20/2022	10,095	10,180,893
Summit Materials LLC Restatement Effective Date Term Loan	3.795%	7/18/2022	11,869	12,004,304
USIC Holdings, Inc. 1st Lien Initial Term Loan	5.17%	12/8/2023	24,607	24,822,546
Total				258,713,757

Information Technology 6.51%
Avaya, Inc. Replacement Term B6	6.667%	3/30/2018	22,171	18,185,430
Avaya, Inc. Term Loan B7	6.417%	5/29/2020	18,117	14,903,859
BMC Software Finance, Inc. Initial US Term Loan B1	5.045%	9/10/2022	16,529	16,626,655
Cavium, Inc. Term Loan B1	3.279%	8/16/2022	10,245	10,295,915
CDW LLC Term Loan	3.15%	8/17/2023	42,440	42,767,042
Cypress Intermediate Holdings III, Inc. Initial Term Loan	4.041%	4/29/2024	18,718	18,699,282
Cypress Intermediate Holdings III, Inc. Initial Term Loan	7.791%	4/28/2025	2,665	2,731,625
Dell International LLC New Term Loan B	3.55%	9/7/2023	66,277	66,740,486
Dell International LLC Term Loan A2	3.30%	9/7/2021	149,630	150,347,786
Donnelley Financial Solutions, Inc. Term Loan B	5.00%	9/29/2023	6,484	6,561,002
Epicor Software Corp. Incremental Term Loan	5.05%	6/1/2022	10,047	10,116,005
Epicor Software Corp. Term Loan B	4.80%	6/1/2022	21,087	21,139,744
Equinix, Inc. Dollar Term Loan B	3.545%	1/6/2023	4,844	4,892,511
Eze Castle Software Inc. 1st Lien Term Loan	4.147%	4/6/2020	22,538	22,717,871
Gartner, Inc. 2017 Incremental Tranche B Term Loan	3.045%	4/5/2024	11,817	11,927,784

See Notes to Financial Statements.	91

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Information Technology (continued)
Hyland Software, Inc. 2nd Lien Term Loan	–(f)	5/31/2025	$14,131	$14,404,788
Hyland Software, Inc. Term Loan 3	–(f)	7/1/2022	9,856	9,948,400
Infor (US), Inc. Tranche B6 Term Loan	3.897%	2/1/2022	16,662	16,651,868
Ivanti Software, Inc. 1st Lien Term Loan	5.30%	1/20/2024	6,882	6,909,253
Kronos Incorporated 1st Lien Incremental Term Loan	4.56% - 4.68%	11/1/2023	24,270	24,526,587
Kronos, Inc. 2nd Lien Initial Term Loan	9.42%	11/1/2024	5,875	6,124,071
MA FinanceCo., LLC Tranche B3 Term Loan	–(f)	4/26/2024	6,990	6,998,489
Meter Reading Holdings, LLC 1st Lien Initial Term Loan	6.952%	8/29/2023	11,689	11,879,363
Micron Technology, Inc. Term Loan	3.55%	4/26/2022	4,184	4,233,591
MTS Systems Corp. Tranche B Term Loan	5.25%	7/5/2023	12,125	12,291,850
Oberthur Technologies S.A. US Facility Term Loan B2 ((France)(b)	4.897%	1/10/2024	5,623	5,660,637
ON Semiconductor Corporation 2017 New Replacement Term Loan	3.295%	3/31/2023	29,522	29,702,195
Optiv, Inc. 1st Lien Initial Term Loan	4.438%	2/1/2024	10,451	10,364,309
Quest Software US Holdings, Inc. 1st Lien Initial Term Loan	7.045%	10/31/2022	3,871	3,948,317
RP Crown Parent, LLC Initial Term Loan	4.545%	10/12/2023	16,091	16,257,613
Science Applications International Corp. Tranche B Incremental Term Loan	3.688%	5/4/2022	20,584	20,802,402
Seattle Spinco, Inc. Term Loan B	–(f)	6/21/2024	47,203	47,262,523
SolarWinds Holdings, Inc. 2017 Refinancing Term Loan	4.545%	2/3/2023	39,926	40,180,413
Sophia, L.P. Term Loan B	4.397%	9/30/2022	34,079	34,015,391
TierPoint, LLC 1st Lien Initial Term Loan	4.795%	5/6/2024	25,152	25,254,255
TierPoint, LLC 2nd Lien Term Loan	8.295%	5/5/2025	3,449	3,475,954
Vencore, Inc. 2nd Lien Term Loan	9.897%	5/23/2020	1,960	1,978,375
Veritas US Inc. Initial Dollar Term Loan B1	6.772%	1/27/2023	22,657	22,716,021
Total				794,239,662

Manufacturing 5.42%
Accudyne Industries Borrower S.C.A./Accudyne Industries, LLC Refinancing Term Loan	4.147%	12/13/2019	28,747	28,665,905
Alison Bidco S.A.R.L. 1st Lien Initial Dollar Term Loan B2 (Luxembourg)(b)	5.647%	8/29/2021	7,403	7,418,865
Alison US LLC 1st Lien Initial Dollar Term Loan B1 (Luxembourg)(b)	5.397%	8/29/2021	7,403	7,418,865
American Axle and Manufacturing, Inc. Tranche B Term Loan	3.28%	4/6/2024	62,368	62,348,666

92	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Manufacturing (continued)
Apex Tool Group LLC Term Loan	4.50%	1/31/2020	$28,275	$27,685,842
Beacon Roofing Supply, Inc. Initial Term Loan	3.749%	10/1/2022	8,732	8,798,719
CH Hold Corp. 2nd Lien Initial Term Loan	8.295%	2/1/2025	2,625	2,695,547
Crosby US Acquisition Corp. 1st Lien Initial Term Loan	4.172%	11/23/2020	36,495	33,539,029
Dayco Products, LLC Term Loan B	–(f)	5/19/2023	25,131	25,225,241
Duke Finance, LLC 1st Lien Term Loan B	6.147%	2/21/2024	19,266	19,515,186
Electrical Components International, Inc. Term Loan	5.897%	5/28/2021	27,636	27,860,369
Excelitas Technologies Corp. Term Loan B	6.15%	11/2/2020	28,898	28,911,113
Forterra Finance, LLC Replacement Term Loan	4.045%	10/25/2023	40,283	38,049,700
FPC Holdings, Inc. 1st Lien Initial Term Loan	5.25%	11/19/2019	19,010	18,819,631
FPC Holdings, Inc. 2nd Lien Initial Term Loan	9.25%	5/19/2020	25,383	23,627,322
Gardner Denver, Inc. Initial Dollar Term Loan	4.568%	7/30/2020	8,255	8,283,197
Gates Global LLC Initial Dollar Term Loan B1	4.408%	4/1/2024	13,327	13,399,648
Hudson Products Holdings, Inc. Term Loan	5.15%	3/15/2019	27,438	25,723,335
Husky Injection Molding Systems Ltd. New Term Loan (Canada)(b)	4.295%	6/30/2021	27,417	27,627,353
LTI Holdings, Inc. Initial Term Loan	5.75%	5/16/2024	26,610	26,437,035
Lumileds Holding B.V. Term Loan B (Netherlands)(b)	–(f)	3/15/2024	29,545	30,025,106
Milacron LLC Term Loan B	4.045%	9/28/2023	21,578	21,672,323
MWI Holdings, Inc. 1st Lien Initial Term Loan	6.647%	6/29/2020	18,590	18,776,003
Plaze, Inc. Term Loan	4.631% - 4.647%	7/31/2022	13,236	13,376,893
Ply Gem Industries, Inc. Term Loan	4.147%	2/1/2021	3,203	3,228,731
Project Alpha Intermediate Holding, Inc. Term Loan	4.67%	4/26/2024	9,854	9,827,345
RBS Global, Inc. Term Loan B	3.754% - 3.903%	8/21/2023	38,908	39,111,672
Unifrax I LLC Initial Dollar Term Loan	4.90%	4/4/2024	19,702	19,911,334
UTEX Industries Inc. 1st Lien Initial Term Loan	5.045%	5/21/2021	31,189	29,266,054
Welbilt, Inc. Term Loan B	4.033%	3/3/2023	13,562	13,720,633
Total				660,966,662

Media/Telecommunications 13.53%
Altice Financing SA March 2017 Refinancial Term Loan (Luxembourg)(b)	3.908%	7/15/2025	51,226	51,322,049
Altice US Finance I Corporation March 2017 Refinancial Term Loan	3.283%	7/28/2025	34,386	34,373,955
AMC Entertainment, Inc. 2016 Incremental Term Loan	3.283%	12/15/2023	9,771	9,831,627

See Notes to Financial Statements.	93

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media/Telecommunications (continued)
AMC Entertainment, Inc. Initial Term Loan	3.249%	12/15/2022	$11,571	$11,660,550
Camelot U.S. Acquisition 1 Co. New Term Loan (United Kingdom)(b)	4.545%	10/3/2023	53,451	53,912,882
CBS Radio Inc. Term Loan B1	–f)	10/17/2023	11,812	11,903,011
Cengage Learning Acquisitions, Inc. 2016 Refinancing Term Loan	5.25%	6/7/2023	9,524	9,014,730
CenturyLink, Inc. Term Loan B	–(f)	1/31/2025	68,992	68,943,016
Charter Communications Operating, LLC Term Loan F1	3.05%	1/3/2021	21,806	21,952,743
Charter Communications Operating, LLC Term Loan A1	2.80%	5/18/2021	12,064	12,139,181
Charter Communications Operating, LLC Term Loan E1	3.05%	7/1/2020	52,194	52,529,882
Charter Communications Operating, LLC Term Loan I1	3.30%	1/15/2024	18,479	18,616,490
Colorado Buyer Inc 1st Lien Initial Term Loan	4.17%	5/1/2024	39,392	39,657,896
Colorado Buyer Inc 2nd Lien Initial Term Loan	8.42%	5/1/2025	22,698	23,038,787
Consolidated Communications, Inc. 2016 Incremental Term Loan	–(f)	10/5/2023	29,446	29,655,803
Consolidated Communications, Inc. Initial Term Loan	4.05%	10/5/2023	10,286	10,361,059
CSC Holdings, LLC March 2017 Refinancing Term Loan	3.249%	7/17/2025	70,029	70,020,559
Delta 2 (Lux) S.A.R.L. 2nd Lien Facility Term Loan (Luxembourg)(b)	8.068%	7/29/2022	4,781	4,820,527
Delta 2 (Lux) S.A.R.L. USD Facility Term Loan B3 (Luxembourg)(b)	4.568%	2/1/2024	42,155	42,248,701
Fairpoint Communications, Inc. Term Loan	7.50%	2/14/2019	12,596	12,676,473
Getty Images, Inc. Initial Term Loan	4.75%	10/18/2019	49,116	45,273,949
Hargray Communications Group, Inc. Initial Term Loan	4.031%	5/16/2024	4,925	4,944,084
iHeart Communications, Inc. Tranche E Term Loan	8.545%	7/30/2019	95,232	79,113,652
Intelsat Jackson Holdings SA Tranche B2 Term Loan (Luxembourg)(b)	3.887%	6/30/2019	35,805	35,433,065
Level 3 Financing Inc. 2024 Tranche B Term Loan	3.26%	2/22/2024	73,802	73,999,789
Lions Gate Entertainment Corp. Term Loan A (Canada)(b)	3.495%	12/8/2021	9,875	9,924,375
Lions Gate Entertainment Corp. Term Loan B (Canada)(b)	3.995%	12/8/2023	18,614	18,741,770
Mediacom Illinois, LLC Tranche K Term Loan	3.20%	2/15/2024	6,882	6,927,903

94	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Media/Telecommunications (continued)
Mission Broadcasting, Inc. Term Loan B	3.999%	1/17/2024		$3,599	$3,635,362
Nexstar Broadcasting, Inc. Term Loan	3.999%	1/17/2024		36,732	37,106,406
Nielsen Finance LLC Class Term Loan B4	2.994%	10/4/2023		24,697	24,815,162
Radiate Holdco, LLC Closing Data Term Loan	4.045%	2/1/2014		35,295	35,416,861
Regal Cinemas Corporation Refinancing Term Loan	3.545%	4/1/2022		38,436	38,670,720
Regal Cinemas Corporation Term Loan	–(f)	4/1/2022		5,913	5,949,128
SBA Senior Finance II LLC Incremental Tranche B1 Term Loan	3.30%	3/24/2021		39,278	39,469,298
Sinclair Television Group Inc. Tranche B Term Loan	3.30%	1/3/2024		36,746	36,833,546
Sprint Communications, Inc. Initial Term Loan	3.563%	2/2/2024		93,513	93,893,130
Syniverse Holdings, Inc. Initial Term Loan	4.172%	4/23/2019		6,847	6,544,268
Telenet Financing USD LLC Facility Term Loan AI (Luxembourg)(b)	–(f)	6/30/2025		3,451	3,468,255
Telenet Financing USD LLC Facility Term Loan AI2 (Luxembourg)(b)	–(f)	6/30/2025		39,402	39,620,681
Telesat Canada Term Loan B4 (Canada)(b)	4.15%	11/17/2023		26,851	27,173,454
Townsquare Media, Inc. Additional Term Loan B	4.045%	4/1/2022		19,520	19,637,863
Tribune Media Co. Term Loan B	4.045%	12/27/2020		11,894	11,975,696
UFC Holdings, LLC 1st Lien Term Loan	4.26%	8/18/2023		22,392	22,542,842
UFC Holdings, LLC 2nd Lien Term Loan	8.51%	8/18/2024		9,761	9,986,723
Univision Communications Inc. 1st Lien 2017 Replacement Repriced Term Loan	3.795%	3/15/2024		77,000	76,451,809
UPC Financing Partnership Facility Term Loan AP	3.739%	4/15/2025		37,675	37,914,425
Virgin Media Bristol LLC Facility Term Loan I	3.739%	1/31/2025		47,245	47,495,501
Virgin Media SFA Finance Limited Term Loan J (United Kingdom)(a)	3.755%	1/31/2026	GBP	12,710	$16,540,788
WaveDivision Holdings LLC Initial Term Loan	3.79% - 3.93%	10/15/2019		$14,791	14,851,637
Windstream Service LLC 2016 Tranche B6 Term Loan	5.01% - 5.08%	3/29/2021		24,026	24,217,627
Windstream Services, LLC Tranche B7 Term Loan	4.26% - 4.33%	2/17/2024		11,442	11,441,761
Zayo Group, LLC 2017 Incremental Refinancing Term Loan B2	3.51%	1/19/2024		23,957	24,139,515
Ziggo Secured Finance Partnership Facility Term Loan E	3.489%	4/15/2025		76,731	76,794,268
Total					1,649,625,234

See Notes to Financial Statements.	95

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals/Minerals 2.60%
Atkore International, Inc. 1st Lien Initial Incremental Term Loan	4.15%	12/22/2023	$21,760	$21,973,940
Contura Energy, Inc. Term Loan	6.08%	3/18/2024	23,236	23,032,685
Dynacast International LLC 1st Lien Term Loan B1	4.397%	1/28/2022	17,744	17,838,667
Dynacast International LLC 2nd Lien Initial Term Loan	9.647%	1/30/2023	10,530	10,579,298
Fairmount Santrol, Inc. Extended Term Loan	4.647%	9/5/2019	3,137	3,060,899
Fairmount Santrol, Inc. Tranche B2 New Term Loan	4.647%	9/5/2019	43,186	42,200,861
Harsco Corp. Initial Term Loan	6.063%	11/2/2023	25,372	25,959,286
Hi-Crush Partners LP Advance Term Loan	4.897%	4/28/2021	23,195	22,701,779
Murray Energy Corp. Term Loan B2	8.397%	4/16/2020	24,636	23,366,178
Murray Energy Corp. Term Loan B3	8.897%	4/17/2020	6,839	6,486,111
Oxbow Carbon LLC 2nd Lien Initial Term Loan	8.045%	1/17/2020	16,594	16,670,083
Oxbow Carbon LLC Tranche A Term Loan	6.00%	10/21/2019	4,411	4,416,718
Oxbow Carbon LLC Tranche A2 Term Loan	–(f)	7/19/2018	14,673	14,691,198
TMS International Corp. Term Loan B	4.672%	10/16/2020	14,989	15,157,763
U.S. Silica Co. Initial Incremental Term Loan	4.688%	7/23/2020	20,431	20,507,824
U.S. Silica Co. Term Loan	4.188%	7/23/2020	26,605	26,605,103
Zekelman Industries, Inc. Term Loan	4.656%	6/14/2021	21,905	22,156,918
Total				317,405,311

Retail 5.57%
84 Lumber Co. Initial Term Loan	6.779%	10/4/2023	21,180	21,457,779
99 Cents Only Stores Tranche B2 Loan	–(f)	1/11/2019	14,264	13,372,834
Academy, Ltd. Initial Term Loan	5.033% - 5.172%	7/1/2022	26,238	21,318,510
Bass Pro Group LLC 2015 New Term Loan	4.244%	6/5/2020	30,685	30,703,743
Bass Pro Group, LLC Initial Term Loan	6.147%	12/15/2023	39,867	38,774,246
Belk, Inc. 1st Lien Closing Date Term Loan	5.905%	12/12/2022	30,330	26,216,394
BJ’s Wholesale Club, Inc. 1st Lien Tranche B Term Loan	4.75%	2/3/2024	44,796	44,777,410
BJ’s Wholesale Club, Inc. 2nd Lien Initial Term Loan	8.50%	2/3/2025	18,189	18,473,294
Burlington Coat Factory Warehouse Corp. Term Loan B4	3.75%	8/13/2021	41,150	41,364,331
Capital Automotive L.P. 1st Lien Initial Tranche B2 Term Loan	4.03%	3/24/2024	12,312	12,435,120
Capital Automotive L.P. 2nd Lien Initial Tranche Term Loan	7.03%	3/24/2025	18,817	19,287,620
Comfort Holding, LLC 1st Lien Initial Term Loan	5.776%	2/5/2024	25,126	25,267,334

96	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Retail (continued)
Harbor Freight Tools USA, Inc. 2016 Initial Term Loan	4.295%	8/19/2023	$53,597	$53,652,927
Jo-Ann Stores, LLC Initial Term Loan	6.391%	10/20/2023	25,490	25,641,333
Kate Spade & Co. Initial Term Loan	4.00%	4/9/2021	23,759	23,840,489
Michaels Stores, Inc. 2016 Replacement New Term Loan B1	3.75% - 3.795%	1/30/2023	36,289	36,296,205
Neiman Marcus Group, Inc. (The) Other Term Loan	4.25%	10/25/2020	32,618	25,557,318
Party City Holdings, Inc. 2016 Replacement Term Loan	4.05% - 4.18%	8/19/2022	15,591	15,625,904
Petco Animal Supplies, Inc. Term Loan	4.172%	1/26/2023	61,877	57,674,698
PetSmart, Inc. Tranche B2 Term Loan	4.01%	3/11/2022	77,066	74,224,160
PFS Holding Corp. 1st Lien Term Loan	4.55%	1/31/2021	13,083	12,362,969
Toys ‘R’ US Property Co. I LLC Initial Term Loan	6.045%	8/21/2019	27,609	26,849,667
VF Holding Corp 1st Lien Term Loan B1	4.295%	6/30/2023	13,308	13,350,291
Total				678,524,576

Service 11.21%
Advanced Disposal Services, Inc. Additional Term Loan	3.70%	11/10/2023	17,646	17,792,442
AI Mistral Holdco Limited 1st Lien Initial Term Loan (United Kingdom)(b)	4.176%	3/11/2024	9,835	9,841,147
Americold Realty Operating Partnership, L.P. Initial Term Loan	4.795%	12/1/2022	875	887,368
Asurion LLC 2nd Lien Term Loan	8.545%	3/3/2021	44,375	44,940,966
Asurion LLC Replacement Term Loan B2	4.295%	7/8/2020	36,171	36,370,098
Avolon TLB Borrower 1 LLC Initial Term Loan B2 (Luxembourg)(b)	3.76%	3/21/2022	33,056	33,508,537
AVSC Holdings LLC Term Loan B	–(f)	4/29/2024	2,956	2,957,847
BakerCorp International, Inc. Refinanced Term Loan	4.25%	2/7/2020	38,220	36,918,410
Brand Energy & Infrastructure Services, Inc. Initial Term Loan	4.90% - 4.93%	11/26/2020	30,143	30,252,973
Brickman Group Ltd. LLC (The) 1st Lien Initial Term Loan	4.00% - 4.045%	12/18/2020	21,941	21,997,078
Brickman Group Ltd. LLC (The) 2nd Lien Initial Term Loan	7.50%	12/17/2021	4,861	4,892,657
Ceridian HCM Holding, Inc. Initial Term Loan	4.544% - 4.647%	9/15/2020	43,507	43,493,641
CEVA Group plc Prefunded L/C Term Loan (United Kingdom)(b)	6.50%	3/19/2021	14,346	13,009,901

See Notes to Financial Statements.	97

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Service (continued)
CEVA Intercompany B.V. Term Loan (Netherlands)(b)	6.672%	3/19/2021	$13,184	$11,955,970
Ceva Logistics Canada, ULC Term Loan (Canada)(b)	6.672%	3/19/2021	2,269	2,057,688
Ceva Logistics US Holdings Inc. Term Loan	6.672%	3/19/2021	18,180	16,486,889
Crossmark Holdings, Inc. 1st Lien Term Loan	4.647%	12/20/2019	14,777	10,842,693
Deliver Buyer, Inc. Term Loan	6.174%	4/26/2024	17,244	17,222,445
Equian LLC Initial Term Loan	4.928%	5/20/2024	8,478	8,520,686
First Data Corp. 2020 Term Loan A	3.029%	6/2/2020	77,717	77,950,389
First Data Corp. 2022C New Dollar Term Loan	4.029%	7/8/2022	58,549	58,967,499
First Data Corp. 2024 New Dollar Term Loan	3.529%	4/26/2024	55,912	56,274,214
Garda World Security Corporation Term Loan (Canada)(b)	5.043%	4/5/2024	12,659	12,717,363
Highland Acquisitions Holdings, LLC Initial Term Loan	6.545%	11/30/2022	26,371	26,172,820
HLF Financing US, LLC 2nd Lien Term Loan	6.545%	2/13/2023	21,668	21,848,603
ICSH Parent, Inc. 1st Lien Inital Term Loan	5.18%	4/24/2024	20,867	20,887,086
IG Investment Holdings, LLC Tranche E Term Loan	5.078%	10/31/2021	16,451	16,630,478
iQor US, Inc. 1st Lien Term Loan B	6.148%	4/1/2021	23,319	23,328,341
Kasima LLC Term Loan	3.65%	5/17/2021	18,063	18,198,744
KUEHG Corp. Term Loan B2	4.917%	8/12/2022	21,527	21,688,312
Laureate Education, Inc. Series 2024 Term Loan	–(f)	4/26/2024	32,026	32,180,525
Leidos Innovations Corp. Term Loan B	3.313%	8/16/2023	24,307	24,565,343
Lonestar Intermediate Super Holdings, LLC Term Loan	10.045%	8/31/2021	14,641	15,165,660
Micro Holding Corp. 1st Lien Amendment N01 Initial Term Loan	4.795%	7/8/2021	4,766	4,816,331
Micro Holding Corp. 1st Lien Initial Term Loan	4.795%	7/8/2021	18,095	18,293,151
Midas Intermediate Holdco II LLC 2017 Refinancing Term Loan	3.897%	8/18/2021	7,255	7,288,855
Misys 2nd Lien Dollar Term Loan (Luxembourg)(b)	–(f)	6/13/2025	25,000	25,575,000
Monitronics International Inc. Term Loan B2	6.647%	9/30/2022	34,339	34,872,149
Neff Rental LLC 2nd Lien Closing Date Term Loan	7.543%	6/9/2021	25,042	25,115,375
Nord Anglia Education Finance LLC Initial Term Loan	4.702%	3/31/2021	17,486	17,519,154
North American Lifting Holdings, Inc. 1st Lien Initial Term Loan	5.647%	11/27/2020	22,648	21,761,254
North American Lifting Holdings, Inc. 2nd Lien Term Loan	10.147%	11/26/2021	17,241	13,943,659
Pike Corp. 1st Lien Initial Term Loan	4.80%	3/8/2024	4,102	4,146,876

98	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Service (continued)
Pike Corporation 2nd Lien Initial Term Loan	9.05%	9/10/2024	$984	$1,001,220
Playa Resorts Holding B.V. Initial Term Loan (Netherlands)(b)	4.17%	4/29/2024	24,630	24,737,756
PODS, LLC Tranche B2 Term Loan	4.25%	2/2/2022	16,518	16,689,827
Power Products, LLC 1st Lien Initial Term Loan	5.656%	12/20/2022	7,007	7,068,753
Press Ganey Holdings, Inc. 2nd Lien Initial Term Loan	8.295%	10/21/2024	11,036	11,312,328
Press Ganey Holdings, Inc. Initial Term Loan	4.295%	10/23/2023	32,813	32,925,638
Prime Security Services Borrower, LLC 2016-2 Refinancing Term Loan B1	4.294%	5/2/2022	45,095	45,542,359
Safway Group Holding LLC Initial Term Loan	5.76%	8/19/2023	22,819	22,961,450
Sedgwick Claims Management Services, Inc. 2016 Term Loan	4.397%	3/1/2021	6,754	6,786,888
Sedgwick Claims Management Services, Inc. 2nd Lien Term Loan	6.952%	2/28/2022	9,351	9,401,636
TKC Holdings, Inc. 1st Lien initial Term Loan	4.75%	2/1/2023	19,668	19,786,893
TKC Holdings, Inc. 2nd Lien Initial Term Loan	8.50%	2/1/2024	11,906	12,010,177
TruGreen Limited Partnership 1st Lien Initial Term Loan	6.50%	4/13/2023	12,355	12,486,733
University Support Services LLC Term Loan	6.40%	7/6/2022	21,789	22,070,488
Vantiv, LLC Term Loan A3	2.739%	10/14/2021	11,258	11,324,313
Wash Multifamily Parent, Inc. 1st Lien Initial Canadian Term Loan (Canada)(b)	4.295%	5/16/2022	2,029	2,031,272
Wash Multifamily Parent, Inc. 1st Lien Initial U.S. Term Loan	4.297%	5/16/2022	11,665	11,676,376
Weight Watchers International, Inc. Tranche B2 Initial Term Loan	4.25% - 4.40%	4/2/2020	59,269	57,446,292
Western Digital Corporation US Term Loan B2	3.783%	4/29/2023	39,900	40,317,553
WEX Inc. Term Loan B	4.545%	6/30/2023	14,515	14,669,538
Zodiac Pool Solutions LLC 1st Lien Term Loan	5.647%	12/20/2023	18,627	18,778,662
Zodiac Pool Solutions LLC Term Loan	–(f)	12/20/2023	2,055	2,067,207
Total				1,366,949,976

Transportation 3.95%
Arctic LNG Carries LTD. Term Loan (Marshall Islands)(b)	5.578%	5/18/2023	34,487	34,530,109
Chassix, Inc. Initial Term Loan	12.00%	7/29/2019	4,054	4,095,037
Daseke, Inc. Delayed Draw Term Loan	8.50%	2/27/2024	1,999	2,015,513
Daseke, Inc. Initial Term Loan	6.545%	2/27/2024	12,651	12,757,918
FCA US LLC Tranche B Term Loan	2.99%	12/31/2018	48,462	48,886,628

See Notes to Financial Statements.	99

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Transportation (continued)
Federal-Mogul Corp. 2014 Tranche C Term Loan	4.75% - 4.80%	4/15/2021		$55,785	$56,049,109
Gruden Acquisition, Inc. 1st Lien Term Loan	5.897%	8/18/2022		43,332	41,273,615
Gruden Acquisition, Inc. 2nd Lien Term Loan	9.647%	8/18/2023		14,767	13,474,887
International Seaways, Inc. Initial Term Loan	5.80%	8/5/2019		23,526	23,526,364
Kenan Advantage Group, Inc. Initial Term Loan	4.045%	7/29/2022		1,064	1,067,783
Kenan Advantage Group, Inc. USD Initial Term Loan	4.045%	7/29/2022		9,419	9,450,959
Navios Maritime Partners L.P Initial Term Loan (Marshall Islands)(b)	6.13%	9/14/2020		34,767	34,622,195
Octavius Corp. Tranche B Term Loan	5.50% - 5.6062%	11/8/2023		21,143	21,460,581
OSG Bulk Ships, Inc. Initial Term Loan	5.43%	8/5/2019		42,852	42,155,177
Stena International Sarl Term Loan (Luxembourg)(b)	4.15%	3/3/2021		32,392	29,517,078
TI Group Automotive Systems LLC EUR Initial Term Loan(a)	3.75%	6/30/2022	EUR	9,793	11,100,537
TI Group Automotive Systems LLC US Initial Term Loan	3.795%	6/30/2022		$23,264	23,409,986
XPO Logistics, Inc. Refinanced Term Loan	3.405%	11/1/2021		22,709	22,891,945
YRC Worldwide, Inc. Initial Term Loan	8.545%	2/13/2019		51,279	49,451,964
Total					481,737,385

Utility 2.93%
AES Corporation (The) Initial Term Loan	3.192%	5/24/2022		19,712	19,708,945
Calpine Construction Finance Co. LP Term Loan B1	3.30%	5/3/2020		18,930	18,913,184
Calpine Construction Finance Co. LP Term Loan B2	3.55%	1/31/2022		14,440	14,420,748
Calpine Corporation 2017 Term Loan	2.80%	12/31/2019		7,500	7,507,800
Cheniere Energy Partners, L.P. CCTP Term Loan	3.249%	2/25/2020		4,416	4,382,682
Cheniere Energy Partners, L.P. SPLNG Term Loan	3.295%	2/25/2020		32,993	32,848,854
Dayton Power & Light Co. (The) Term Loan	4.30%	8/24/2022		11,888	12,036,520
Dynegy Inc. Tranche C1 Term Loan	4.25%	2/7/2024		21,641	21,639,810
EFS Cogen Holdings I LLC Advance Term Loan B	4.65%	6/28/2023		16,775	16,829,055
Energy Future Intermediate Holding Co LLC 2016 DIP Additional Term Loan	4.295%	6/30/2017		33,127	33,313,154
Lightstone Holdco LLC Refinanced Term Loan B	5.545%	1/30/2024		40,593	39,847,163
Lightstone Holdco LLC Refinanced Term Loan C	5.545%	1/30/2024		2,496	2,450,335
Moxie Liberty LLC Advance Construction Term Loan B1	7.647%	08/21/2021		21,386	19,666,292
Sandy Creek Energy Associates, L.P. Term Loan	5.147%	11/9/2020		29,908	21,597,613

100	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Utility (continued)
Vistra Operations Co. LLC Initial Term Loan	3.79% - 3.794%	8/4/2023	$49,963	$49,688,093
Vistra Operations Co. LLC Initial Term Loan C	3.795%	8/4/2023	11,423	11,360,373
Vistra Operations Co., LLC 2016 Incremental Term Loan	4.249% - 4.283%	12/14/2023	12,725	12,750,621
Viva Alamo LLC Initial Term Loan	5.452%	2/22/2021	22,024	18,609,863
Total				357,571,105
Total Floating Rate Loans (cost $10,460,644,818)				10,531,395,017
Total Long-Term Investments (cost $11,481,529,255)				11,570,055,845

SHORT-TERM INVESTMENTS 10.53%

FLOATING RATE LOANS(e) 0.47%

Information Technology
Avaya, Inc. Facility Term Loan	8.50% - 8.529%	1/24/2018	16,518	17,067,306
EMC Corporation Verdite Bridge Term Loan	2.80%	9/6/2017	40,000	40,000,000
Total				57,067,306
Total Floating Rate Loans (cost $56,784,083)				57,067,306

REPURCHASE AGREEMENT
Repurchase Agreement dated 5/31/2017, 0.09% due 6/1/2017 with Fixed Income Clearing Corp. collateralized by $100,000,000 of Federal Home Loan Bank Discount Notes at Zero Coupon due 8/11/2017; $250,000,000 of Federal Home Loan Bank Discount Notes at Zero Coupon due 8/30/2017; $35,705,000 of Federal Home Loan Bank Discount Notes at Zero Coupon due 9/6/2017; $50,000,000 of Federal Home Loan Mortgage Corp.at 0.875% due 8/15/2017; $50,000,000 of Federal Home Loan Mortgage Corp. at 0.75% due 7/14/2017; $669,695,000 of U.S. Treasury Inflation Indexed Note at 0.125% due 4/15/2020; $43,920,000 of U.S. Treasury Note at 1.875% due 6/30/2020; $18,000,000 of U.S. Treasury Note at 1.50% due 4/15/2020; value: $1,251,717,391; proceeds: $1,227,176,094
(cost $1,227,173,026)			1,227,173	$1,227,173,026
Total Short-Term Investments (cost $1,283,957,109)				1,284,240,332
Total Investments in Securities 105.42% (cost $12,765,486,364)				12,854,296,177
Liabilities in Excess of Cash, Foreign Cash and Other Assets(g) (5.42%)				(660,386,191)
Net Assets 100.00%				$12,193,909,986

See Notes to Financial Statements.	101

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2017

AUD	Australian dollar
EUR	Euro Currency.
GBP	British pound.
NOK	Norwegian krone
PIK	Payment-in-kind.
Units	More than one class of securities traded together.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2017.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.
(c)	Defaulted (non-income producing security).
(d)	Securities purchased on a when-issued basis (See Note 2(i)).
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2017.
(f)	Interest rate to be determined.
(g)	Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency contracts and futures contracts as follows:

Open Forward Foreign Currency Exchange Contracts at May 31, 2017:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
euro	Buy	State Street Bank and Trust	8/16/2017	3,340,000	$3,654,516	$3,766,784	$112,268

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Sell	UBS AG	7/19/2017	12,380,000	$15,824,141	$15,974,644	$(150,503)
euro	Sell	State Street Bank and Trust	8/16/2017	33,040,000	36,253,001	37,261,842	(1,008,841)
Norwegian krone	Sell	Goldman Sachs	8/24/2017	67,100,000	7,825,522	7,951,679	$(126,157)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(1,285,501)

Open Futures Contracts at May 31, 2017:

Type	Expiration	Contracts	Position	Notional Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	September 2017	957	Long	$ 113,225,063	$230,101

Type	Expiration	Contracts	Position	Notional Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	September 2017	1,835	Short	$(231,754,766)	$(720,118)

102	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2017

The following is a summary of the inputs used as of May 31, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Asset-Backed Securities	$–	$13,484,641	$–		$13,484,641
Common Stocks
Energy	4,228,236	5,077,064	–		9,305,300
Metals/Minerals	–	192,011	63,953	(4)	255,964
Other	232,365,735	–	–		232,365,735
Corporate Bonds
Energy	–	101,681,885	489	(4)	101,682,374
Metals/Minerals	–	113,415,091	1,028	(4)	113,416,119
Other	–	568,150,695	–		568,150,695
Floating Rate Loans(5)
Aerospace	–	385,113,753	32,951,704		418,065,457
Chemicals	–	336,450,659	–		336,450,659
Consumer Durables	–	100,368,229	–		100,368,229
Consumer Non-Durables	–	125,671,281	–		125,671,281
Energy	–	414,416,237	37,629,929		452,046,166
Financial	–	368,348,693	52,784,708		421,133,401
Food & Drug	–	179,355,512	–		179,355,512
Food/Tobacco	–	244,002,858	–		244,002,858
Forest Products	–	152,580,882	81,928		152,662,810
Gaming/Leisure	–	822,140,084	88,041,838		910,181,922
Healthcare	–	612,129,821	13,593,233		625,723,054
Housing	–	171,442,822	87,270,935		258,713,757
Information Technology	–	819,015,685	32,291,283		851,306,968
Manufacturing	–	589,105,049	71,861,613		660,966,662
Media/Telecommunications	–	1,646,156,979	3,468,255		1,649,625,234
Metals/Minerals	–	269,412,865	47,992,446		317,405,311
Retail	–	631,799,463	46,725,113		678,524,576
Service	–	1,289,330,608	77,619,368		1,366,949,976
Transportation	–	409,945,294	71,792,091		481,737,385
Utility	–	341,151,903	16,419,202		357,571,105
Repurchase Agreement	–	1,227,173,026	–		1,227,173,026
Total	$236,593,971	$11,937,113,090	$680,589,116		$12,854,296,177
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$112,268	$–		$112,268
Liabilities	–	(1,285,501)	–		(1,285,501)
Futures Contracts
Assets	230,101	–	–		230,101
Liabilities	(720,118)	–	–		(720,118)
Total	$(490,017)	$(1,173,233)	$–		$(1,663,250)

(1)	Refer to Note 2(s) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended May 31, 2017.

See Notes to Financial Statements.	103

Schedule of Investments (unaudited)(concluded)

FLOATING RATE FUND May 31, 2017

(4)	Includes securities valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments:
Investment Type	Security	Fair Value
Common Stocks (Metals/Minerals)	Mirabela Nickel Ltd.	$63,953
Corporate Bonds (Energy)	Bonanza Creek Energy, Inc.	489
Corporate Bonds (Metals/Minerals)	Mirabela Nickel Ltd. (Australia)	5
Corporate Bonds (Metals/Minerals)	Peabody energy Corp.	1,023

(5)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

	Asset Backed	Common	Corporate	Floating
Investment Type	Securities	Stock	Bonds	Rate Loans
Balance as of December 1, 2016	$ 1,935,200	$63,557	$ 5	$371,919,417
Accrued discounts/premiums	–	–	–	1,132,171
Realized gain (loss)	–	–	–	621,386
Change in unrealized appreciation/depreciation	–	396	1,512	3,050,364
Purchases	–	–	–	402,885,014
Sales	–	–	–	(119,422,449)
Net transfers into Level 3	–	–	–	71,162,231
Net transfers out of Level 3	(1,935,200)	–	–	(50,824,488)
Balance as of May 31, 2017	$ –	$63,953	$1,517	$680,523,646
Net change in unrealized appreciation/depreciation for period ended May 31, 2017 related to Level 3 investments held at May 31, 2017	$ –	$ 396	$1,512	$ 4,370,671

104	See Notes to Financial Statements.

Schedule of Investments (unaudited)

HIGH YIELD FUND May 31, 2017

Investments	Shares (000)	Fair Value
LONG-TERM INVESTMENTS 96.96%

COMMON STOCKS 3.97%

Aerospace/Defense 0.05%
Kratos Defense & Security Solutions, Inc.*	337	$3,650,668

Automakers 0.10%
Ferrari NV (Italy)(a)	81	7,022,586

Beverages 0.11%
Remy Cointreau SA(b)	EUR 66	7,197,704

Building & Construction 0.10%
KB Home	314	6,577,251

Diversified Capital Goods 0.10%
Raven Industries, Inc.	205	6,946,562

Electronics 0.29%
ASML Holding NV Registered Shares (Netherlands)(a)	48	6,399,139
KLA-Tencor Corp.	63	6,585,072
Trimble, Inc.*	192	6,929,195
Total		19,913,406

Energy: Exploration & Production 0.17%
Bonanza Creek Energy, Inc.*	26	932,609
Chaparral Energy, Inc.*	311	7,696,507
Chaparral Energy, Inc.	65	1,618,526
Peabody Energy Corp.	2	58,831
Templar Energy LLC Class A Units	191	1,191,116
Total		11,497,589

Food & Drug Retailers 0.11%
Fairway Group Holdings Corp.	20	59,037
Freshpet, Inc.*	234	3,563,184
PetMed Express, Inc.	102	3,565,144
Total		7,187,365

Food: Wholesale 0.03%
Hostess Brands, Inc.*	117	1,833,804

See Notes to Financial Statements.	105

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2017

Investments	Shares (000)	Fair Value
Forestry/Paper 0.16%
Deltic Timber Corp.	9	$603,072
Louisiana-Pacific Corp.*	141	3,137,024
Potlatch Corp.	147	6,739,570
Total		10,479,666

Gaming 0.16%
Eldorado Resorts, Inc.*	366	7,593,981
Scientific Games Corp. Class A*	143	3,322,240
Total		10,916,221

Health Services 0.05%
Diplomat Pharmacy, Inc.*	185	3,176,042

Hotels 0.20%
Choice Hotels International, Inc.	104	6,731,158
Extended Stay America, Inc. Unit	386	7,031,789
Total		13,762,947

Investments & Miscellaneous Financial Services 0.00%
Penson Technologies Class A Units	4,881	48,812

Media: Content 0.15%
Netflix, Inc.*	62	10,103,817

Medical Products 0.10%
Align Technology, Inc.*	46	6,750,493

Metals/Mining (Excluding Steel) 0.10%
Century Aluminum Co.*	476	6,858,412
Mirabela Nickel Ltd.*(b)	AUD 8,607	63,953
Peabody Energy Corp.	6	133,630
Total		7,055,995

Pharmaceuticals 0.25%
Blueprint Medicines Corp.*	191	6,860,471
Incyte Corp.*	50	6,465,854
Sage Therapeutics, Inc.*	52	3,450,545
Total		16,776,870

Recreation & Travel 0.09%
Malibu Boats, Inc. Class A*	257	6,240,641

106	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2017

Investments	Shares (000)	Fair Value
Restaurants 0.31%
Dave & Buster’s Entertainment, Inc.*	112	$7,467,932
Shake Shack, Inc. Class A*	180	6,659,898
Yum China Holdings, Inc.*	183	7,035,022
Total		21,162,852

Software/Services 0.62%
Arista Networks, Inc.*	69	10,230,235
Cloudera, Inc.*	199	4,125,100
Gigamon, Inc.*	170	6,485,500
Okta, Inc.*	278	7,265,666
Trade Desk, Inc. (The) Class A*	129	7,084,000
Trivago NV (Germany)*(a)	352	6,630,568
Total		41,821,069

Specialty Retail 0.38%
Hermes International(b)	EUR 14	6,919,046
Netshoes Cayman Ltd. (Brazil)*(a)	216	5,210,652
RH*	117	6,563,411
Swatch Group AG (The)(b)	CHF 18	6,779,206
Total		25,472,315

Support: Services 0.11%
Sotheby’s*	137	7,191,209

Technology Hardware & Equipment 0.10%
Stratasys Ltd.*	246	6,630,231

Transportation: Infrastructure/Services 0.13%
Chassix Holdings, Inc.	311	8,851,986
Total Common Stocks (cost $246,943,134)		268,268,101

	Interest Rate	Maturity Date	Principal Amount (000)

CONVERTIBLE BONDS 1.07%

Automakers 0.11%
Tesla, Inc.	2.375%	3/15/2022	$5,986	7,130,822

Electronics 0.10%
Teradyne, Inc.†	1.25%	12/15/2023	5,500	6,995,313

See Notes to Financial Statements.	107

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Medical Products 0.10%
NuVasive, Inc.	2.25%	3/15/2021	$5,020	$6,864,850

Pharmaceuticals 0.10%
Clovis Oncology, Inc.	2.50%	9/15/2021	2,860	3,308,662
TESARO, Inc.	3.00%	10/1/2021	821	3,533,379
Total				6,842,041

Real Estate Investment Trusts 0.10%
Colony Starwood Homes†	3.50%	1/15/2022	6,010	6,449,481

Recreation & Travel 0.10%
Ctrip.com International Ltd. (China)†(a)	1.25%	9/15/2022	6,245	6,783,631

Software/Services 0.31%
HubSpot, Inc.†	0.25%	6/1/2022	6,599	6,652,617
Red Hat, Inc.	0.25%	10/1/2019	4,910	6,557,919
Take-Two Interactive Software, Inc.	1.00%	7/1/2018	2,220	7,922,625
Total				21,133,161

Theaters & Entertainment 0.15%
Live Nation Entertainment, Inc.	2.50%	5/15/2019	8,742	9,987,735
Total Convertible Bonds (cost $66,634,149)				72,187,034

	Dividend Rate		Shares (000)

CONVERTIBLE PREFERRED STOCKS 0.29%

Building & Construction 0.05%
William Lyon Homes Unit	Zero Coupon		30	3,230,400

Real Estate Investment Trusts 0.14%
American Tower Corp.	5.50%		83	9,776,250

Telecommunications: Wireless 0.10%
T-Mobile US, Inc.	5.50%		60	6,530,160
Total Convertible Preferred Stocks (cost $17,689,471)				19,536,810

108	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
FLOATING RATE LOANS(c) 4.18%

Auto Parts & Equipment 0.06%
Chassix, Inc. Initial Term Loan	12.00%	7/29/2019	$3,857	$3,895,840

Building Materials 0.17%
Zodiac Pool Solutions LLC 2nd Lien Term Loan	10.147%	12/20/2024	11,560	11,506,997

Department Stores 0.21%
Belk, Inc. 1st Lien Closing Date Term Loan	5.905%	12/12/2022	8,919	7,709,325
Neiman Marcus Group, Inc. (The) Other Term Loan	4.25%	10/25/2020	8,115	6,358,454
Total				14,067,779

Diversified Capital Goods 0.09%
Crosby US Acquisition Corp. 1st Lien Initial
Term Loan	4.172%	11/23/2020	6,785	6,235,403

Electric: Generation 0.52%
EIF Channelview Cogeneration LLC Term Loan	4.295%	5/8/2020	6,261	5,838,782
Longview Power LLC Advance Term Loan B	7.05%	4/13/2021	8,641	6,833,276
Moxie Liberty LLC Advance Construction
Term Loan B1	7.647%	8/21/2020	5,626	5,173,510
Panda Temple Power II LLC Advance
Construction Term Loan	7.25%	4/3/2019	3,167	2,831,702
Panda Temple Power, LLC Advance Term Loan	7.397%	3/6/2022	4,988	3,553,972
Sandy Creek Energy Associates, L.P. Term Loan	5.147%	11/9/2020	8,315	6,004,767
Viva Alamo LLC Initial Term Loan	5.452%	2/22/2021	6,082	5,139,105
Total				35,375,114

Energy: Exploration & Production 0.34%
California Resources Corp. Term Loan	11.375%	12/31/2021	5,605	6,230,322
Chief Exploration & Development LLC
2nd Lien Term Loan	7.932%	5/16/2021	6,609	6,476,820
Jonah Energy LLC 2nd Lien Initial Term Loan	7.545%	5/12/2021	10,022	9,846,615
Total				22,553,757

Food & Drug Retailers 0.01%
Fairway Group Acquisition Company Last Out Term Loan	10.00%	1/3/2020	1,178	506,399
Fairway Group Acquisition Company Subordinated Term Loan	11.00%	10/3/2021	1,028	442,110
Total				948,509

See Notes to Financial Statements.	109

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gaming 0.26%
Cowlitz Tribal Gaming Authority Term Loan B	11.545%	12/6/2021	$15,909	$17,738,535

Health Services 0.19%
Genoa, a QoL Healthcare Co., LLC
2nd Lien Initial Term Loan	9.147%	10/28/2024	6,182	6,254,113
NVA Holdings, Inc. 2nd Lien Term Loan	8.147%	8/14/2022	6,266	6,344,325
Total				12,598,438

Machinery 0.18%
Hudson Products Holdings, Inc. Term Loan	5.15%	3/15/2019	5,721	5,363,269
TNT Crane & Rigging, Inc. 2nd Lien Term Loan	10.147%	11/26/2021	8,573	6,933,414
Total				12,296,683

Media: Diversified 0.16%
UFC Holdings, LLC 2nd Lien Term Loan	8.51%	8/18/2024	10,648	10,894,235

Metals/Mining (Excluding Steel) 0.09%
Oxbow Carbon LLC 2nd Lien Initial Term Loan	8.045%	1/17/2020	5,890	5,917,006

Oil Field Equipment & Services 0.09%
Fairmount Santrol, Inc. Tranche B2
New Term Loan	4.647%	9/5/2019	853	833,492
FTS International, Inc. Initial Term Loan	5.795%	4/16/2021	5,683	5,001,040
Preferred Proppants, LLC Term Loan B2	1.65%	7/27/2020	6	5,432
Total				5,839,964

Packaging 0.00%
Ranpak Corp. 2nd Lien Initial Term Loan	8.25%	10/3/2022	63	63,308

Personal & Household Products 0.19%
Britax US Holdings, Inc. Initial Dollar Term Loan	4.647%	10/15/2020	14,671	12,470,697

Printing & Publishing 0.12%
J.D. Power and Associates 2nd Lien Term Loan	9.545%	9/7/2024	7,843	7,960,645

Real Estate Development & Management 0.06%
Capital Automotive L.P. 2nd Lien Initial
Tranche Term Loan	7.03%	3/24/2025	3,783	3,877,575

Recreation & Travel 0.11%
Delta 2 (Lux) S.A.R.L. 2nd Lien Facility Term Loan (Luxembourg)(a)	8.068%	7/29/2022	1,533	1,545,475
Equinox Holdings, Inc. 2nd Lien Initial Term Loan	8.045%	9/6/2024	5,969	6,092,869
Total				7,638,344

110	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Software/Services 0.27%
Hyland Software, Inc. 2nd Lien Term Loan	–(d)	5/31/2025	$4,802	$4,895,039
Misys 2nd Lien Dollar Term Loan (Luxembourg)(a)	8.459%	6/13/2025	6,190	6,332,370
Press Ganey Holdings, Inc. 2nd Lien Initial Term Loan	8.295%	10/21/2024	7,009	7,184,260
Total				18,411,669

Specialty Retail 0.49%
CH Hold Corp. 2nd Lien Initial Term Loan	8.25%	2/3/2025	6,085	6,248,534
Container Store, Inc. (The) Facility Term Loan	4.397%	4/6/2019	14,183	13,633,684
PetSmart, Inc. Tranche B2 Term Loan	4.01%	3/11/2022	6,736	6,487,610
PFS Holding Corporation 2nd Lien Term Loan	8.30%	1/31/2022	7,072	6,579,895
Total				32,949,723

Support: Services 0.38%
Freedom Mortgage Corp. Initial Term Loan	6.862%	2/23/2022	4,060	4,120,900
Neff Rental LLC 2nd Lien Closing DateTerm Loan	7.543%	6/9/2021	6,314	6,332,394
Pike Corporation 2nd Lien Initial Term Loan	9.05%	9/10/2024	947	963,573
TKC Holdings, Inc. 2nd Lien Initial Term Loan	8.50%	2/1/2024	6,326	6,381,352
Weight Watchers International, Inc. Tranche B2 Initial Term Loan	4.25% - 4.40%	4/2/2020	8,316	8,060,532
Total				25,858,751

Telecommunications: Wireline Integrated & Services 0.09%
Colorado Buyer Inc 2nd Lien Initial Term Loan	8.42%	5/1/2025	6,110	6,201,650

Transportation: Infrastructure/Services 0.10%
Navios Partners Finance (US) Inc. Initial Term Loan (Marshall Islands)(a)	6.13%	9/14/2020	6,669	6,641,224
Total Floating Rate Loans (cost $274,266,618)				281,941,846

FOREIGN BONDS(b) 0.58%

France 0.30%
CMA CGM SA†	7.75%	1/15/2021	EUR 17,183	20,214,556

Netherlands 0.28%
Dutch Lion BV PIK†	11.25%	6/15/2020	EUR 9,829	9,098,657
Hema Bondco I BV†	6.25%	6/15/2019	EUR 8,725	9,960,170
Total				19,058,827
Total Foreign Bonds (cost $36,116,098)				39,273,383

See Notes to Financial Statements.	111

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
FOREIGN GOVERNMENT OBLIGATIONS(a) 1.34%

Argentina 0.73%
City of Buenos Aires†	7.50%	6/1/2027	$5,745	$6,187,652
Province of Santa Fe†	6.90%	11/1/2027	7,121	7,212,220
Provincia de Buenos Aires†	6.50%	2/15/2023	6,076	6,288,660
Provincia de Mendoza†	8.375%	5/19/2024	6,063	6,493,291
Provincia of Neuquen†	7.50%	4/27/2025	5,256	5,392,551
Provincia of Neuquen†	8.625%	5/12/2028	6,868	7,734,124
Republic of Argentina	6.875%	1/26/2027	9,370	9,974,365
Total				49,282,863

Brazil 0.09%
Federal Republic of Brazil†	5.333%	2/15/2028	6,588	6,390,360

Ghana 0.10%
Republic of Ghana†	9.25%	9/15/2022	5,900	6,420,675

Nigeria 0.09%
Republic of Nigeria†	7.875%	2/16/2032	5,730	6,359,813

Senegal 0.03%
Republic of Senegal†	6.25%	5/23/2033	1,970	1,993,474

Sri Lanka 0.20%
Republic of Sri Lanka†	6.20%	5/11/2027	6,500	6,601,225
Republic of Sri Lanka†	6.825%	7/18/2026	6,200	6,614,017
Total				13,215,242

Zambia 0.10%
Republic of Zambia†	5.375%	9/20/2022	7,000	6,711,530
Total Foreign Government Obligations (cost $86,301,552)				90,373,957

HIGH YIELD CORPORATE BONDS 85.47%

Advertising 0.63%
Abe Investment Holdings, Inc./Getty Images, Inc.†	7.00%	10/15/2020	9,479	7,156,645
Clear Channel Worldwide Holdings, Inc.	6.50%	11/15/2022	15,857	16,411,995
Lamar Media Corp.	5.75%	2/1/2026	5,054	5,489,907
Nielsen Finance LLC/Nielsen Finance Co.†	5.00%	4/15/2022	6,015	6,202,969
Southern Graphics, Inc.†	8.375%	10/15/2020	7,375	7,559,375
Total				42,820,891

112	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2017

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Aerospace/Defense 0.24%
Booz Allen Hamilton, Inc.†	5.125%	5/1/2025		$6,763	$6,932,075
Huntington Ingalls Industries, Inc.†	5.00%	12/15/2021		2,499	2,592,713
Huntington Ingalls Industries, Inc.†	5.00%	11/15/2025		6,162	6,601,042
Total					16,125,830

Air Transportation 0.88%
Air Canada (Canada)†(a)	7.75%	4/15/2021		8,143	9,333,914
Air Canada 2015-2 Class B Pass-Through Trust (Canada)†(a)	5.00%	6/15/2025		5,778	5,976,616
Avianca Holdings SA/Avianca Leasing LLC/Grupo Taca Holdings Ltd. (Panama)†(a)	8.375%	5/10/2020		5,432	5,432,000
Gol LuxCo SA (Luxembourg)†(a)	8.875%	1/24/2022		9,150	8,440,875
Hawaiian Airlines 2013-1 Class B Pass-Through Certificates	4.95%	7/15/2023		9,567	9,710,408
Latam Finance Ltd.†	6.875%	4/11/2024		12,650	12,713,250
United Continental Holdings, Inc.	6.00%	12/1/2020		6,944	7,564,238
Total					59,171,301

Auto Parts & Equipment 1.32%
Adient Global Holdings Ltd.†	4.875%	8/15/2026		11,270	11,365,096
Allison Transmission, Inc.†	5.00%	10/1/2024		10,088	10,352,810
American Axle & Manufacturing, Inc.†	6.25%	4/1/2025		5,885	5,840,863
American Axle & Manufacturing, Inc.†	6.50%	4/1/2027		13,933	13,793,670
Gates Global LLC/Gates Global Co.†	6.00%	7/15/2022		12,543	12,841,523
International Automotive Components Group SA (Luxembourg)†(a)	9.125%	6/1/2018		6,282	6,187,770
Nexteer Automotive Group Ltd.†	5.875%	11/15/2021		6,397	6,748,835
Optimas OE Solutions Holding LLC/Optimas OE Solutions, Inc.†	8.625%	6/1/2021		7,362	7,251,570
TI Group Automotive Systems LLC (United Kingdom)†(a)	8.75%	7/15/2023		13,550	14,464,625
Total					88,846,762

Automakers 0.24%
Aston Martin Capital Holdings Ltd. (Jersey)†(a)	6.50%	4/15/2022		9,407	9,877,350
Fiat Chrysler Automobiles NV (United Kingdom)(a)	5.25%	4/15/2023		6,299	6,377,738
General Motors Corp.(e)	7.20%	–	(f)	8,500	850
Total					16,255,938

See Notes to Financial Statements.	113

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2017

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Banking 4.07%
Akbank TAS (Turkey)†(a)	7.20%	#	3/16/2027		$6,150	$6,481,417
Banco de Galicia y Buenos Aires SA (Argentina)†(a)	8.25%	#	7/19/2026		6,280	7,027,634
BankUnited, Inc.	4.875%		11/17/2025		9,693	10,154,193
BNP Paribas SA (France)†(a)	6.75%	#	–	(f)	17,335	18,333,496
CIT Group, Inc.(g)	6.00%		4/1/2036		2,695	2,816,275
Intesa Sanpaolo SpA (Italy)(a)	5.71%		1/15/2026		17,390	17,687,717
Intesa Sanpaolo SpA (Italy)(a)	7.70%	#	–	(f)	21,592	21,942,870
Lloyds Bank plc (United Kingdom)†(a)	12.00%	#	–	(f)	15,637	21,373,809
Macquarie Bank Ltd. (United Kingdom)†(a)	6.125%	#	–	(f)	6,417	6,545,340
Popular, Inc. (Puerto Rico)	7.00%		7/1/2019		21,352	22,472,980
Royal Bank of Scotland Group plc (United Kingdom)(a)	5.125%		5/28/2024		6,279	6,580,819
Royal Bank of Scotland Group plc (United Kingdom)(a)	6.00%		12/19/2023		17,211	18,939,535
Royal Bank of Scotland Group plc (United Kingdom)(a)	6.10%		6/10/2023		17,855	19,597,362
Royal Bank of Scotland Group plc (United Kingdom)(a)	7.50%	#	–	(f)	12,646	13,215,070
Royal Bank of Scotland Group plc (United Kingdom)(a)	8.625%	#	–	(f)	12,700	13,938,250
Standard Chartered plc (United Kingdom)†(a)	7.50%	#	–	(f)	12,150	12,924,562
Texas Capital Bank NA	5.25%		1/31/2026		2,690	2,806,690
Turkiye Garanti Bankasi AS (Turkey)†(a)	5.25%		9/13/2022		9,100	9,307,016
Turkiye Garanti Bankasi AS (Turkey)†(a)	6.125%	#	5/24/2027		6,750	6,790,439
UniCredit SpA (Italy)(a)	8.00%	#	–	(f)	25,624	26,082,695
Washington Mutual Bank(h)	6.875%		6/15/2011		10,000	1,000
Zenith Bank plc (Nigeria)†(a)	6.25%		4/22/2019		6,375	6,513,083
Zenith Bank plc (Nigeria)†(a)	7.375%		5/30/2022		3,470	3,504,700
Total						275,036,952

Beverages 0.13%
Central American Bottling Corp. (Guatemala)†(a)	5.75%		1/31/2027		8,449	8,977,063

Building & Construction 2.53%
Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.875%		2/15/2021		11,877	12,173,925
AV Homes, Inc.†	6.625%		5/15/2022		6,755	6,898,544
Beazer Homes USA, Inc.†	6.75%		3/15/2025		5,918	6,169,515
Beazer Homes USA, Inc.	8.75%		3/15/2022		10,602	11,874,240
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. (Canada)†(a)	6.125%		7/1/2022		5,132	5,298,790

114	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Building & Construction (continued)
Century Communities, Inc.†	5.875%	7/15/2025	$10,125	$10,150,312
K. Hovnanian Enterprises, Inc.†	7.25%	10/15/2020	13,156	13,090,220
Lennar Corp.	4.75%	11/15/2022	11,921	12,457,445
Lennar Corp.	4.75%	5/30/2025	5,618	5,798,619
MDC Holdings, Inc.	6.00%	1/15/2043	7,110	6,623,107
Meritage Homes Corp.†(g)	5.125%	6/6/2027	7,822	7,841,555
New Home Co., Inc. (The)†	7.25%	4/1/2022	9,477	9,856,080
PulteGroup, Inc.	5.00%	1/15/2027	17,664	17,995,200
PulteGroup, Inc.	5.50%	3/1/2026	10,017	10,624,281
PulteGroup, Inc.	6.375%	5/15/2033	6,091	6,365,095
Shea Homes LP/Shea Homes Funding Corp.†	6.125%	4/1/2025	9,489	9,773,670
William Lyon Homes, Inc.	5.875%	1/31/2025	11,343	11,740,005
William Lyon Homes, Inc.	7.00%	8/15/2022	5,723	5,966,227
Total				170,696,830

Building Materials 2.77%
Allegion plc (Ireland)(a)	5.875%	9/15/2023	4,922	5,340,370
American Builders & Contractors Supply Co., Inc.†	5.75%	12/15/2023	6,114	6,496,125
Beacon Roofing Supply, Inc.	6.375%	10/1/2023	4,735	5,137,475
BMC East LLC†	5.50%	10/1/2024	9,357	9,801,458
Builders FirstSource, Inc.†	5.625%	9/1/2024	5,904	6,147,540
Builders FirstSource, Inc.†	10.75%	8/15/2023	4,238	4,926,675
CIMPOR Financial Operations BV (Netherlands)†(a)	5.75%	7/17/2024	7,633	6,525,452
CPG Merger Sub LLC†	8.00%	10/1/2021	4,820	5,061,000
FBM Finance, Inc.†	8.25%	8/15/2021	6,094	6,581,520
Hardwoods Acquisition, Inc.†	7.50%	8/1/2021	6,897	6,293,513
Hillman Group, Inc. (The)†	6.375%	7/15/2022	13,159	12,566,845
James Hardie International Finance Ltd. (Ireland)†(a)	5.875%	2/15/2023	11,975	12,663,562
Masonite International Corp.†	5.625%	3/15/2023	11,014	11,619,770
NCI Building Systems, Inc.†	8.25%	1/15/2023	6,374	6,939,693
Ply Gem Industries, Inc.	6.50%	2/1/2022	5,353	5,599,980
Standard Industries, Inc.†	5.375%	11/15/2024	15,638	16,517,637
Standard Industries, Inc.†	6.00%	10/15/2025	13,823	14,997,955
Summit Materials LLC/Summit Materials Finance Corp.†(g)	5.125%	6/1/2025	5,649	5,733,735
Summit Materials LLC/Summit Materials Finance Corp.	6.125%	7/15/2023	6,045	6,347,250
U.S. Concrete, Inc.	6.375%	6/1/2024	10,306	10,821,300

See Notes to Financial Statements.	115

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Building Materials (continued)
USG Corp.†	5.50%	3/1/2025	$9,226	$9,814,157
WESCO Distribution, Inc.	5.375%	6/15/2024	10,494	10,966,230
Total				186,899,242

Cable & Satellite Television 6.37%
Altice Financing SA (Luxembourg)†(a)	6.625%	2/15/2023	10,200	10,878,300
Altice Financing SA (Luxembourg)†(a)	7.50%	5/15/2026	5,042	5,565,108
Altice Finco SA (Luxembourg)†(a)	8.125%	1/15/2024	5,965	6,516,763
Block Communications, Inc.†	6.875%	2/15/2025	11,687	12,607,351
Cable One, Inc.†	5.75%	6/15/2022	6,028	6,344,470
Cablevision SA (Argentina)†(a)	6.50%	6/15/2021	5,945	6,325,480
Cablevision Systems Corp.	5.875%	9/15/2022	13,270	13,800,800
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.125%	5/1/2023	7,122	7,509,294
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.75%	2/15/2026	27,303	29,316,596
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.875%	4/1/2024	40,081	43,157,217
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.875%	5/1/2027	10,412	11,114,810
CSC Holdings LLC†	10.875%	10/15/2025	75,038	91,546,360
DISH DBS Corp.	7.75%	7/1/2026	63,240	74,465,100
Midcontinent Communications & Midcontinent Finance Corp.†	6.875%	8/15/2023	12,423	13,463,426
SFR Group SA (France)†(a)	6.00%	5/15/2022	18,228	19,116,615
SFR Group SA (France)†(a)	7.375%	5/1/2026	6,400	6,955,968
Unitymedia GmbH (Germany)†(a)	6.125%	1/15/2025	3,691	3,967,825
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany)†(a)	5.00%	1/15/2025	14,812	15,422,995
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany)†(a)	5.50%	1/15/2023	3,183	3,322,256
UPCB Finance IV Ltd.†	5.375%	1/15/2025	12,000	12,514,800
Virgin Media Finance plc (United Kingdom)†(a)	6.00%	10/15/2024	6,095	6,445,463
VTR Finance BV (Netherlands)†(a)	6.875%	1/15/2024	10,090	10,758,462
Ziggo Secured Finance BV (Netherlands)†(a)	5.50%	1/15/2027	18,200	18,539,066
Total				429,654,525

Chemicals 2.92%
Ashland LLC	6.875%	5/15/2043	11,763	12,968,707
Blue Cube Spinco, Inc.	10.00%	10/15/2025	16,816	20,935,920
Chemours Co. (The)	5.375%	5/15/2027	3,877	4,056,311
Chemours Co. (The)	7.00%	5/15/2025	17,977	19,999,412
GCP Applied Technologies, Inc.†	9.50%	2/1/2023	4,965	5,672,513
Grupo Idesa SA de CV (Mexico)†(a)	7.875%	12/18/2020	5,970	5,283,450

116	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2017

				Principal
	Interest	Maturity		Amount	Fair
Investments	Rate	Date		(000)	Value
Chemicals (continued)
Hexion, Inc.	6.625%	4/15/2020		$11,666	$10,907,710
Hexion, Inc.†	10.375%	2/1/2022		6,100	6,206,750
Koppers, Inc.†	6.00%	2/15/2025		5,873	6,196,015
Kraton Polymers LLC/Kraton Polymers Capital Corp.†	10.50%	4/15/2023		5,194	6,038,025
Momentive Performance Materials, Inc.(h)	10.00%	10/15/2020		3,105	311
NOVA Chemicals Corp. (Canada)†(a)	5.00%	5/1/2025		4,243	4,264,215
NOVA Chemicals Corp. (Canada)†(a)	5.25%	8/1/2023		9,487	9,653,023
Olin Corp.	5.125%	9/15/2027		10,264	10,636,070
SPCM SA (France)†(a)	4.875%	9/15/2025		11,231	11,539,853
TPC Group, Inc.†	8.75%	12/15/2020		13,695	12,976,012
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. (Luxembourg)†(a)	6.75%	5/1/2022		10,995	11,709,675
Tronox Finance LLC†	7.50%	3/15/2022		18,386	19,190,387
Valvoline, Inc.†	5.50%	7/15/2024		6,003	6,333,165
Versum Materials, Inc.†	5.50%	9/30/2024		12,218	12,859,445
Total					197,426,969

Consumer/Commercial/Lease Financing 2.38%
CIT Group, Inc.(g)	5.80%	–	(f)	6,859	6,859,000
CURO Financial Technologies Corp.†	12.00%	3/1/2022		6,533	6,875,983
Enova International, Inc.	9.75%	6/1/2021		6,515	6,710,450
Nationstar Mortgage LLC/Nationstar Capital Corp.	6.50%	7/1/2021		19,197	19,700,921
Navient Corp.	5.875%	3/25/2021		54,449	56,763,082
Navient Corp.	5.875%	10/25/2024		3,423	3,367,376
Navient Corp.	6.125%	3/25/2024		25,258	25,328,722
Navient Corp.	6.625%	7/26/2021		4,354	4,638,316
Navient Corp.	6.75%	6/25/2025		6,513	6,574,874
NFP Corp.†	9.00%	7/15/2021		15,840	16,661,700
Provident Funding Associates LP/PFG Finance Corp.†(g)	6.375%	6/15/2025		6,671	6,821,098
Total					160,301,522

Diversified Capital Goods 1.13%
Apex Tool Group LLC†	7.00%	2/1/2021		8,374	7,798,287
BCD Acquisition, Inc.†	9.625%	9/15/2023		9,607	10,327,525
Belden, Inc.†	5.50%	9/1/2022		5,800	6,003,000
EnerSys†	5.00%	4/30/2023		6,124	6,338,340
General Cable Corp.	5.75%	10/1/2022		14,092	13,951,080
Griffon Corp.	5.25%	3/1/2022		6,425	6,609,719

See Notes to Financial Statements.	117

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Diversified Capital Goods (continued)
NANA Development Corp.†	9.50%	3/15/2019	$6,233	$6,295,330
SPX FLOW, Inc.†	5.625%	8/15/2024	5,752	5,924,560
SPX FLOW, Inc.†	5.875%	8/15/2026	6,067	6,298,274
Titan International, Inc.	6.875%	10/1/2020	6,268	6,495,215
Total				76,041,330

Electric: Generation 0.89%
DPL, Inc.	7.25%	10/15/2021	6,022	6,458,595
Elwood Energy LLC	8.159%	7/5/2026	7,869	8,852,197
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.(h)	10.00%	12/1/2020	23,490	6,342,300
Listrindo Capital BV (Netherlands)†(a)	4.95%	9/14/2026	6,598	6,688,723
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025	8,545	9,228,620
Red Oak Power LLC	8.54%	11/30/2019	2,867	2,881,458
Red Oak Power LLC	9.20%	11/30/2029	3,400	3,629,500
Remote Escrow Finance Vehicle LLC†	10.50%	6/1/2022	4,112	4,286,760
Talen Energy Supply LLC	6.50%	6/1/2025	6,955	5,216,250
TerraForm Power Operating LLC†~	6.375%	2/1/2023	6,533	6,794,320
Total				60,378,723

Electric: Integrated 0.34%
Capex SA (Argentina)†(a)	6.875%	5/15/2024	6,823	6,891,230
Eskom Holdings SOC Ltd. (South Africa)†(a)	7.125%	2/11/2025	6,200	6,512,313
Orazul Energy Egenor S en C por A (Peru)†(a)	5.625%	4/28/2027	9,967	9,792,577
Total				23,196,120

Electronics 0.82%
Micron Technology, Inc.†	5.25%	8/1/2023	6,304	6,508,880
Micron Technology, Inc.	7.50%	9/15/2023	11,856	13,273,978
Qorvo, Inc.	7.00%	12/1/2025	18,614	21,033,820
Sensata Technologies BV†	5.625%	11/1/2024	13,449	14,524,920
Total				55,341,598

Energy: Exploration & Production 6.76%
Afren plc (United Kingdom)†(a)(h)	6.625%	12/9/2020	4,806	24,991
Afren plc (United Kingdom)†(a)(h)	10.25%	4/8/2019	3,367	17,507
Afren plc (United Kingdom)†(a)(h)	11.50%	2/1/2016	4,294	22,327
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.†	7.875%	12/15/2024	13,222	13,916,155
Bill Barrett Corp.	7.00%	10/15/2022	11,553	10,975,350
Bonanza Creek Energy, Inc.	6.75%	4/15/2021	16,555	1,656

118	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Energy: Exploration & Production (continued)
California Resources Corp.†	8.00%	12/15/2022	$12,884	$9,695,210
Callon Petroleum Co.	6.125%	10/1/2024	9,060	9,422,400
Carrizo Oil & Gas, Inc.	6.25%	4/15/2023	12,757	12,469,967
Chesapeake Energy Corp.	4.875%	4/15/2022	7,255	6,783,425
Chesapeake Energy Corp.	6.625%	8/15/2020	6,943	7,281,471
Concho Resources, Inc.	5.50%	4/1/2023	15,310	15,903,262
CONSOL Energy, Inc.	5.875%	4/15/2022	8,644	8,568,365
CONSOL Energy, Inc.	8.00%	4/1/2023	6,574	6,960,223
Continental Resources, Inc.	3.80%	6/1/2024	25,420	23,879,548
Continental Resources, Inc.	4.50%	4/15/2023	11,861	11,683,085
CrownRock LP/CrownRock Finance, Inc.†	7.125%	4/15/2021	11,850	12,249,937
Denbury Resources, Inc.	4.625%	7/15/2023	4,728	3,179,580
Denbury Resources, Inc.	5.50%	5/1/2022	18,314	13,369,220
Diamondback Energy, Inc.†	4.75%	11/1/2024	6,440	6,488,300
Eclipse Resources Corp.	8.875%	7/15/2023	9,441	9,559,012
Energen Corp.	4.625%	9/1/2021	8,925	9,148,125
EP Energy LLC/Everest Acquisition Finance, Inc.†	8.00%	11/29/2024	6,278	6,529,120
EP Energy LLC/Everest Acquisition Finance, Inc.	9.375%	5/1/2020	7,061	6,407,858
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.00%	12/1/2024	20,633	19,652,932
Jones Energy Holdings LLC/Jones Energy Finance Corp.	6.75%	4/1/2022	15,233	12,491,060
Kosmos Energy Ltd.†	7.875%	8/1/2021	13,131	13,393,620
Matador Resources Co.	6.875%	4/15/2023	6,901	7,280,555
MEG Energy Corp. (Canada)†(a)	6.50%	1/15/2025	5,414	5,312,488
MEG Energy Corp. (Canada)†(a)	7.00%	3/31/2024	21,839	18,999,930
Murphy Oil Corp.	6.875%	8/15/2024	6,769	7,107,450
Newfield Exploration Co.	5.75%	1/30/2022	6,239	6,675,730
Oasis Petroleum, Inc.	6.875%	3/15/2022	12,069	12,250,035
Parsley Energy LLC/Parsley Finance Corp.†	6.25%	6/1/2024	6,049	6,411,940
PDC Energy, Inc.†	6.125%	9/15/2024	2,755	2,844,538
PDC Energy, Inc.	7.75%	10/15/2022	7,367	7,744,559
Permian Resources LLC†	13.00%	11/30/2020	7,706	8,977,490
Range Resources Corp.	4.875%	5/15/2025	13,311	12,728,644
Sanchez Energy Corp.	6.125%	1/15/2023	11,780	10,425,300
Sanchez Energy Corp.	7.75%	6/15/2021	6,938	6,591,100
Seven Generations Energy Ltd. (Canada)†(a)	6.75%	5/1/2023	11,714	12,416,840
Seven Generations Energy Ltd. (Canada)†(a)	6.875%	6/30/2023	13,506	14,350,125
Southwestern Energy Co.	6.70%	1/23/2025	13,615	13,512,887

See Notes to Financial Statements.	119

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Energy: Exploration & Production (continued)
Tapstone Energy LLC/Tapstone Energy Finance Corp.†	9.75%	6/1/2022	$12,417	$12,331,633
Tullow Oil plc (United Kingdom)†(a)	6.25%	4/15/2022	3,433	3,235,603
Ultra Resources, Inc.†	6.875%	4/15/2022	5,042	5,092,420
Ultra Resources, Inc.†	7.125%	4/15/2025	3,922	3,941,610
WPX Energy, Inc.	5.25%	9/15/2024	12,937	12,613,575
WPX Energy, Inc.	6.00%	1/15/2022	15,275	15,504,125
Total				456,422,283

Environmental 0.18%
Covanta Holding Corp.	5.875%	3/1/2024	6,111	6,049,890
Covanta Holding Corp.	5.875%	7/1/2025	5,981	5,846,428
Total				11,896,318

Food & Drug Retailers 0.69%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC†	5.75%	3/15/2025	6,801	6,783,998
Fresh Market, Inc. (The)†	9.75%	5/1/2023	6,756	5,725,710
Ingles Markets, Inc.	5.75%	6/15/2023	6,357	6,484,140
New Albertson’s, Inc.	7.45%	8/1/2029	7,386	7,145,955
New Albertson’s, Inc.	7.75%	6/15/2026	4,098	4,087,755
Rite Aid Corp.	7.70%	2/15/2027	4,760	5,069,400
SMU SA (Chile)†(a)	7.75%	2/8/2020	6,448	6,628,286
Tops Holding LLC/Top Markets II Corp.†	8.00%	6/15/2022	5,676	4,796,220
Total				46,721,464

Food: Wholesale 1.55%
Arcor SAIC (Argentina)†(a)	6.00%	7/6/2023	5,934	6,393,885
Bumble Bee Holdco SCA PIK (Luxembourg)†(a)	9.625%	3/15/2018	5,231	5,145,996
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025	9,554	10,083,769
Cosan Luxembourg SA (Luxembourg)†(a)	7.00%	1/20/2027	11,935	12,442,237
Hearthside Group Holdings LLC/Hearthside Finance Co.†	6.50%	5/1/2022	6,572	6,621,290
KeHE Distributors LLC/KeHE Finance Corp.†	7.625%	8/15/2021	6,361	6,408,708
Kernel Holding SA (Ukraine)†(a)	8.75%	1/31/2022	10,646	11,391,220
Lamb Weston Holdings, Inc.†	4.625%	11/1/2024	7,052	7,263,560
MHP SA (Ukraine)†(a)	7.75%	5/10/2024	3,996	4,046,649
MHP SA (Ukraine)†(a)	8.25%	4/2/2020	6,700	7,058,926
Performance Food Group, Inc.†	5.50%	6/1/2024	9,177	9,567,023
Post Holdings, Inc.†	5.75%	3/1/2027	9,494	9,980,568

120	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Food: Wholesale (continued)
Southern States Cooperative, Inc.†	10.00%	8/15/2021	$6,046	$5,743,700
Tonon Luxembourg SA (Luxembourg)†(a)(h)	10.50%	5/14/2024	6,225	2,751,450
Total				104,898,981

Forestry/Paper 0.89%
Boise Cascade Co.†	5.625%	9/1/2024	16,533	17,235,653
Louisiana-Pacific Corp.	4.875%	9/15/2024	12,530	12,717,950
Neenah Paper, Inc.†	5.25%	5/15/2021	7,386	7,570,650
Norbord, Inc. (Canada)†(a)	6.25%	4/15/2023	12,650	13,535,500
Rayonier AM Products, Inc.†	5.50%	6/1/2024	9,038	8,879,835
Total				59,939,588

Gaming 3.01%
Boyd Gaming Corp.	6.875%	5/15/2023	4,965	5,393,231
Caesars Entertainment Operating Co., Inc. (h)	10.00%	12/15/2018	11,707	10,205,203
Caesars Entertainment Operating Co., Inc.(h)	11.25%	6/1/2017	5,108	6,129,122
Chester Downs & Marina LLC/Chester Downs Finance Corp.†	9.25%	2/1/2020	6,259	6,462,418
Churchill Downs, Inc.	5.375%	12/15/2021	5,051	5,278,295
Eldorado Resorts, Inc.†	6.00%	4/1/2025	6,073	6,407,015
Eldorado Resorts, Inc.	7.00%	8/1/2023	8,833	9,616,929
GLP Capital LP/GLP Financing II, Inc.	5.375%	4/15/2026	4,415	4,790,275
International Game Technology plc†	6.50%	2/15/2025	9,072	9,950,895
Jacobs Entertainment, Inc.†	7.875%	2/1/2024	6,323	6,686,573
Melco Resorts Finance Ltd. (Hong Kong)†(a)	5.00%	2/15/2021	5,965	6,151,705
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.	5.625%	5/1/2024	6,675	7,234,031
MGM Resorts International	6.00%	3/15/2023	35,374	38,922,012
MGM Resorts International	7.75%	3/15/2022	2,156	2,533,300
Mohegan Tribal Gaming Authority†	7.875%	10/15/2024	12,026	12,461,942
Penn National Gaming, Inc.†	5.625%	1/15/2027	7,042	7,138,827
Pinnacle Entertainment, Inc.†	5.625%	5/1/2024	6,479	6,721,963
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	6.125%	8/15/2021	7,716	7,831,740
Scientific Games International, Inc.	10.00%	12/1/2022	14,090	15,393,325
Shingle Springs Tribal Gaming Authority†	9.75%	9/1/2021	3,693	3,942,278
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.†	5.875%	5/15/2025	5,656	5,592,370
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.50%	3/1/2025	10,355	10,976,300
Wynn Macau Ltd. (Macau)†(a)	5.25%	10/15/2021	7,013	7,284,754
Total				203,104,503

See Notes to Financial Statements.	121

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Gas Distribution 2.47%
Antero Midstream Partners LP/Antero Midstream Finance Corp.†	5.375%	9/15/2024	$8,225	$8,461,469
Blue Racer Midstream LLC/Blue Racer Finance Corp.†	6.125%	11/15/2022	6,885	7,108,763
Cheniere Corpus Christi Holdings LLC†	5.125%	6/30/2027	10,082	10,233,230
Cheniere Corpus Christi Holdings LLC	5.875%	3/31/2025	11,378	12,259,795
Cheniere Corpus Christi Holdings LLC	7.00%	6/30/2024	5,339	6,006,375
Enable Oklahoma Intrastate Transmission LLC†	6.25%	3/15/2020	6,559	7,082,939
Energy Transfer Equity LP	5.50%	6/1/2027	10,571	11,178,832
Energy Transfer Equity LP	5.875%	1/15/2024	8,856	9,498,060
Holly Energy Partners LP/Holly Energy Finance Corp.†	6.00%	8/1/2024	7,202	7,643,122
IFM US Colonial Pipeline 2 LLC	6.45%	5/1/2021	4,700	5,116,758
LBC Tank Terminals Holding Netherlands BV (Belgium)†(a)	6.875%	5/15/2023	6,105	6,410,250
NGL Energy Partners LP/NGL Energy Finance Corp.†	7.50%	11/1/2023	4,585	4,665,238
Rockies Express Pipeline LLC†	5.625%	4/15/2020	10,597	11,338,790
Rockies Express Pipeline LLC†	6.875%	4/15/2040	13,093	14,271,370
Southern Star Central Corp.†	5.125%	7/15/2022	9,846	10,042,920
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	5.25%	1/15/2025	6,607	7,011,679
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	6.25%	10/15/2022	4,019	4,317,913
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	6.375%	5/1/2024	1,061	1,159,143
Williams Cos., Inc. (The)	4.55%	6/24/2024	15,746	16,257,745
Williams Cos., Inc. (The)	5.75%	6/24/2044	6,104	6,397,724
Total				166,462,115

Health Facilities 3.40%
Acadia Healthcare Co., Inc.	5.625%	2/15/2023	5,913	6,171,694
Acadia Healthcare Co., Inc.	6.50%	3/1/2024	7,857	8,406,990
CHS/Community Health Systems, Inc.	6.25%	3/31/2023	10,755	11,152,935
CHS/Community Health Systems, Inc.	8.00%	11/15/2019	19,248	19,416,420
Envision Healthcare Corp.	5.625%	7/15/2022	8,360	8,756,055
HCA, Inc.	5.25%	4/15/2025	11,532	12,620,390
HCA, Inc.	5.25%	6/15/2026	37,730	41,031,375
HCA, Inc.	5.875%	3/15/2022	13,361	14,864,112
HCA, Inc.	7.50%	2/15/2022	5,000	5,775,000
HCA, Inc.	7.50%	12/15/2023	10,647	12,297,285
HCA, Inc.	7.69%	6/15/2025	3,765	4,348,575
HCA, Inc.	8.36%	4/15/2024	12,701	15,082,437

122	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Health Facilities (continued)
Kindred Healthcare, Inc.	8.75%	1/15/2023	$18,421	$19,319,024
LifePoint Health, Inc.†	5.375%	5/1/2024	6,581	6,675,602
RegionalCare Hospital Partners Holdings, Inc.†	8.25%	5/1/2023	10,879	11,694,925
Surgery Center Holdings, Inc.†	8.875%	4/15/2021	5,230	5,602,638
Tenet Healthcare Corp.	8.125%	4/1/2022	25,117	26,592,624
Total				229,808,081

Health Services 1.01%
Air Medical Group Holdings, Inc.†	6.375%	5/15/2023	9,337	8,963,520
ASP AMC Merger Sub, Inc.†	8.00%	5/15/2025	11,231	11,020,419
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.†	7.50%	10/1/2024	6,276	6,864,375
Jaguar Holding Co. II/Pharmaceutical Product Development LLC†	6.375%	8/1/2023	9,305	9,863,300
Sterigenics-Nordion Holdings LLC†	6.50%	5/15/2023	6,216	6,418,020
WellCare Health Plans, Inc.	5.25%	4/1/2025	23,451	24,770,118
Total				67,899,752

Hotels 0.47%
ESH Hospitality, Inc.†	5.25%	5/1/2025	11,575	11,856,735
Hilton Domestic Operating Co., Inc.†	4.25%	9/1/2024	7,611	7,706,138
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.†	6.125%	12/1/2024	11,357	12,251,364
Total				31,814,237

Insurance Brokerage 0.13%
Alliant Holdings Intermediate LLC†	8.25%	8/1/2023	8,196	8,687,760

Integrated Energy 0.37%
Cenovus Energy, Inc. (Canada)(a)	6.75%	11/15/2039	6,779	7,589,951
Petrobras Global Finance BV (Netherlands)(a)	5.625%	5/20/2043	15,000	12,600,000
Petrobras Global Finance BV (Netherlands)(a)	7.25%	3/17/2044	4,886	4,842,026
Total				25,031,977

Investments & Miscellaneous Financial Services 0.30%
MSCI, Inc.†	5.75%	8/15/2025	12,170	13,247,045
OM Asset Management plc (United Kingdom)(a)	4.80%	7/27/2026	7,100	7,229,263
Total				20,476,308

See Notes to Financial Statements.	123

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Machinery 0.31%
ATS Automation Tooling Systems, Inc. (Canada)†(a)	6.50%		6/15/2023	$5,969	$6,230,144
Tennant Co.†	5.625%		5/1/2025	6,242	6,538,495
Welbilt, Inc.	9.50%		2/15/2024	7,122	8,297,130
Total					21,065,769

Managed Care 0.60%
Centene Corp.	4.75%		1/15/2025	4,950	5,123,250
Centene Corp.	6.125%		2/15/2024	18,110	19,722,876
Molina Healthcare, Inc.†(g)	4.875%		6/15/2025	8,490	8,574,900
MPH Acquisition Holdings LLC†	7.125%		6/1/2024	6,894	7,384,853
Total					40,805,879

Media: Content 2.60%
AMC Networks, Inc.	4.75%		12/15/2022	12,610	12,972,537
AMC Networks, Inc.	5.00%		4/1/2024	8,904	9,059,731
Belo Corp.	7.25%		9/15/2027	7,158	7,694,850
EMI Music Publishing Group North America Holdings, Inc.†	7.625%		6/15/2024	10,118	11,205,685
EW Scripps Co. (The)†	5.125%		5/15/2025	7,135	7,322,294
iHeartCommunications, Inc.	9.00%		3/1/2021	30,368	22,434,360
Netflix, Inc.†	4.375%		11/15/2026	5,750	5,764,375
Netflix, Inc.	5.875%		2/15/2025	28,903	31,648,785
Salem Media Group, Inc.†	6.75%		6/1/2024	8,819	9,039,475
Sirius XM Radio, Inc.†	5.375%		7/15/2026	11,053	11,356,958
Sirius XM Radio, Inc.†	6.00%		7/15/2024	7,306	7,771,758
Townsquare Media, Inc.†	6.50%		4/1/2023	10,533	10,651,496
Univision Communications, Inc.†	5.125%		2/15/2025	12,469	12,359,896
Viacom, Inc.	6.25%	#	2/28/2057	9,286	9,569,492
WMG Acquisition Corp.†	5.00%		8/1/2023	6,372	6,547,230
Total					175,398,922

Medical Products 0.95%
Fresenius Medical Care US Finance II, Inc.†	5.875%		1/31/2022	21,736	24,235,640
Hill-Rom Holdings, Inc.†	5.00%		2/15/2025	6,599	6,780,472
Hill-Rom Holdings, Inc.†	5.75%		9/1/2023	8,123	8,610,380
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA†	6.625%		5/15/2022	17,744	17,034,240
Teleflex, Inc.	4.875%		6/1/2026	7,286	7,504,580
Total					64,165,312

124	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2017

			Principal
	Interest	Maturity	Amount		Fair
Investments	Rate	Date	(000)		Value
Metals/Mining (Excluding Steel) 5.48%
Alcoa Nederland Holding BV (Netherlands)†(a)	6.75%	9/30/2024		$22,337	$24,235,645
Aleris International, Inc.†	9.50%	4/1/2021		15,653	16,435,650
Alliance Resource Operating Partners LP/ Alliance Resource Finance Corp.†	7.50%	5/1/2025		8,005	8,335,206
Anglo American Capital plc (United Kingdom)†(a)	4.75%	4/10/2027		20,715	21,440,025
Anglo American Capital plc (United Kingdom)†(a)	4.875%	5/14/2025		9,075	9,455,515
Baffinland Iron Mines Corp. (Canada)†(a)	12.00%	2/1/2022		11,825	11,529,375
Barminco Finance Pty Ltd. (Australia)†(a)	6.625%	5/15/2022		6,233	6,209,626
Century Aluminum Co.†	7.50%	6/1/2021		3,783	3,858,660
Cliffs Natural Resources, Inc.†	5.75%	3/1/2025		7,057	6,774,720
Compass Minerals International, Inc.†	4.875%	7/15/2024		12,225	12,133,312
Eldorado Gold Corp. (Canada)†(a)	6.125%	12/15/2020		5,955	6,133,650
Ferroglobe plc/Globe Specialty Metals, Inc. (United kingdom)†(a)	9.375%	3/1/2022		12,613	13,401,312
Freeport-McMoRan, Inc.	3.55%	3/1/2022		8,364	7,862,160
Freeport-McMoRan, Inc.	3.875%	3/15/2023		48,838	45,634,227
GrafTech International Ltd.	6.375%	11/15/2020		11,403	10,063,147
Grinding Media, Inc./MC Grinding Media Canada, Inc.†	7.375%	12/15/2023		5,794	6,264,763
Hecla Mining Co.	6.875%	5/1/2021		6,169	6,373,348
Hudbay Minerals, Inc. (Canada)†(a)	7.25%	1/15/2023		1,789	1,878,450
Hudbay Minerals, Inc. (Canada)†(a)	7.625%	1/15/2025		3,981	4,297,012
Imperial Metals Corp. (Canada)†(a)	7.00%	3/15/2019		8,089	7,664,328
Indika Energy Capital II Pte Ltd. (Singapore)†(a)	6.875%	4/10/2022		2,265	2,230,935
Indo Energy Finance II BV (Netherlands)†(a)	6.375%	1/24/2023		7,817	7,261,485
Kinross Gold Corp. (Canada)(a)	5.125%	9/1/2021		4,200	4,452,000
Kinross Gold Corp. (Canada)(a)	5.95%	3/15/2024		15,671	17,198,922
Lundin Mining Corp. (Canada)†(a)	7.875%	11/1/2022		16,999	18,698,900
Mirabela Nickel Ltd. (Australia)(a)	1.00%	9/10/2044		51	5
New Gold, Inc. (Canada)†(a)	6.25%	11/15/2022		10,764	11,113,830
Novelis Corp.†	5.875%	9/30/2026		12,009	12,459,337
Novelis Corp.†	6.25%	8/15/2024		7,351	7,763,391
Peabody Energy Corp.†	6.375%	3/31/2025		6,826	6,851,598
Peabody Energy Corp.	10.00%	3/15/2022		7,120	712
Petra Diamonds US Treasury plc (United Kingdom)†(a)	7.25%	5/1/2022		6,343	6,593,549
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025		11,601	12,065,040
Rain CII Carbon LLC/CII Carbon Corp.†	8.25%	1/15/2021		5,217	5,428,967
Rain CII Carbon LLC/CII Carbon Corp.†(b)	8.50%	1/15/2021	EUR	3,679	4,322,188

See Notes to Financial Statements.	125

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2017

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Metals/Mining (Excluding Steel) (continued)
Samarco Mineracao SA (Brazil)†(a)(h)	4.125%		11/1/2022		$9,380	$5,979,750
Teck Resources Ltd. (Canada)†(a)	8.50%		6/1/2024		9,436	10,957,555
Vedanta Resources plc (India)†(a)	6.375%		7/30/2022		6,593	6,609,483
Total						369,967,778

Monoline Insurance 0.42%
MGIC Investment Corp.	5.75%		8/15/2023		12,840	13,835,100
Radian Group, Inc.	7.00%		3/15/2021		12,771	14,383,339
Total						28,218,439

Multi-Line Insurance 0.19%
ING Groep NV (Netherlands)(a)	6.875%	#	–	(f)	11,714	12,590,207

Oil Field Equipment & Services 2.81%
Bristow Group, Inc.	6.25%		10/15/2022		6,740	4,140,888
Ensco plc (United kingdom)(a)	5.20%		3/15/2025		13,765	11,700,250
Exterran Energy Solutions LP/EES Finance Corp.†	8.125%		5/1/2025		11,363	11,817,520
Forum Energy Technologies, Inc.	6.25%		10/1/2021		13,664	13,664,000
FTS International, Inc.	6.25%		5/1/2022		6,578	5,821,530
Gulfmark Offshore, Inc.(h)	6.375%		3/15/2022		3,678	1,480,395
Nabors Industries, Inc.†	5.50%		1/15/2023		20,434	20,331,830
Noble Holding International Ltd.	7.75%		1/15/2024		11,189	9,926,769
Oceaneering International, Inc.	4.65%		11/15/2024		3,653	3,686,443
Precision Drilling Corp. (Canada)(a)	5.25%		11/15/2024		19,214	17,869,020
Precision Drilling Corp. (Canada)(a)	6.50%		12/15/2021		5,748	5,848,590
Precision Drilling Corp. (Canada)†(a)	7.75%		12/15/2023		4,385	4,549,437
SESI LLC	7.125%		12/15/2021		14,162	14,197,405
Transocean Phoenix 2 Ltd.†	7.75%		10/15/2024		7,971	8,608,140
Transocean Proteus Ltd.†	6.25%		12/1/2024		8,977	9,291,195
Trinidad Drilling Ltd. (Canada)†(a)	6.625%		2/15/2025		8,134	8,113,665
Unit Corp.	6.625%		5/15/2021		6,737	6,635,945
Weatherford International Ltd.	7.75%		6/15/2021		10,539	11,162,171
Weatherford International Ltd.†	9.875%		2/15/2024		18,177	20,540,010
Total						189,385,203

Oil Refining & Marketing 0.33%
Citgo Holding, Inc.†	10.75%		2/15/2020		12,616	13,688,360
Delek Logistics Partners LP†	6.75%		5/15/2025		8,471	8,640,420
Total						22,328,780

126	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Packaging 0.90%
BWAY Holding Co.†	7.25%	4/15/2025	$20,135	$20,537,700
Graphic Packaging International, Inc.	4.875%	11/15/2022	2,332	2,463,175
Pactiv LLC	7.95%	12/15/2025	9,375	10,347,656
Sealed Air Corp.†	4.875%	12/1/2022	2,050	2,147,375
Sealed Air Corp.†	6.875%	7/15/2033	6,265	6,922,825
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc.†	6.375%	5/1/2022	11,584	12,134,240
Silgan Holdings, Inc.†	4.75%	3/15/2025	6,319	6,445,380
Total				60,998,351

Personal & Household Products 1.21%
Arcelik AS (Turkey)†(a)	5.00%	4/3/2023	6,475	6,563,902
Avon Products, Inc.	7.00%	3/15/2023	6,982	6,510,715
Central Garden & Pet Co.	6.125%	11/15/2023	9,889	10,704,842
Energizer Holdings, Inc.†	5.50%	6/15/2025	6,203	6,567,426
FGI Operating Co. LLC/FGI Finance, Inc.	7.875%	5/1/2020	12,487	8,366,290
Gibson Brands, Inc.†	8.875%	8/1/2018	8,095	7,305,738
High Ridge Brands Co.†	8.875%	3/15/2025	9,249	9,156,510
Prestige Brands, Inc.†	6.375%	3/1/2024	5,338	5,671,625
Scotts Miracle-Gro Co. (The)	6.00%	10/15/2023	5,965	6,427,288
Springs Industries, Inc.	6.25%	6/1/2021	7,452	7,712,820
Tempur Sealy International, Inc.	5.50%	6/15/2026	6,756	6,801,265
Total				81,788,421

Pharmaceuticals 0.75%
Eagle Holding Co. II LLC PIK†	7.625%	5/15/2022	4,320	4,467,010
Endo Dac/Endo Finance LLC/Endo Finco, Inc. (Ireland)†(a)	6.00%	7/15/2023	16,902	15,655,477
Endo Finance LLC/Endo Finco, Inc.†	5.375%	1/15/2023	19,580	17,866,750
Valeant Pharmaceuticals International, Inc.†	6.50%	3/15/2022	4,119	4,334,424
Valeant Pharmaceuticals International, Inc.†	7.00%	3/15/2024	8,092	8,577,520
Total				50,901,181

Rail 0.24%
Rumo Luxembourg Sarl (Luxembourg)†(a)	7.375%	2/9/2024	6,199	6,430,843
Watco Cos. LLC/Watco Finance Corp.†	6.375%	4/1/2023	9,293	9,687,952
Total				16,118,795

See Notes to Financial Statements.	127

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Real Estate Investment Trusts 0.21%
DuPont Fabros Technology LP	5.625%	6/15/2023		$6,324	$6,671,820
Starwood Property Trust, Inc.†	5.00%	12/15/2021		6,274	6,556,330
VEREIT Operating Partnership LP	4.60%	2/6/2024		1,069	1,124,139
Total					14,352,289

Recreation & Travel 1.27%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.	5.375%	6/1/2024		6,711	7,063,327
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./ Millennium Op†	5.375%	4/15/2027		6,729	7,082,272
ClubCorp Club Operations, Inc.†	8.25%	12/15/2023		7,211	7,932,100
LTF Merger Sub, Inc.†	8.50%	6/15/2023		11,532	12,368,070
NCL Corp. Ltd.†	4.625%	11/15/2020		6,419	6,611,570
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027		8,646	11,223,978
Silversea Cruise Finance Ltd.†	7.25%	2/1/2025		12,725	13,655,834
Six Flags Entertainment Corp.†	4.875%	7/31/2024		12,820	12,932,175
Speedway Motorsports, Inc.	5.125%	2/1/2023		6,485	6,598,488
Viking Cruises Ltd.†	6.25%	5/15/2025		306	299,880
Total					85,767,694

Restaurants 1.33%
Arcos Dorados Holdings, Inc. (Uruguay)†(a)	5.875%	4/4/2027		6,435	6,473,610
Arcos Dorados Holdings, Inc. (Uruguay)†(a)	6.625%	9/27/2023		4,597	4,998,318
Brinker International, Inc.	3.875%	5/15/2023		5,505	5,253,972
Carrols Restaurant Group, Inc.	8.00%	5/1/2022		6,861	7,366,999
CEC Entertainment, Inc.	8.00%	2/15/2022		11,117	11,728,435
KFC Holding Co./Pizza Hut Holdings LLC/ Taco Bell of America LLC†	5.00%	6/1/2024		19,685	20,527,518
PF Chang’s China Bistro, Inc.†	10.25%	6/30/2020		6,434	6,594,850
Seminole Hard Rock Entertainment, Inc./ Seminole Hard Rock International LLC†	5.875%	5/15/2021		5,555	5,659,823
Stonegate Pub Co. Financing plc†(b)	4.875%	3/15/2022	GBP	7,941	10,428,953
Wendy’s International LLC	7.00%	12/15/2025		$10,154	10,814,010
Total					89,846,488

Software/Services 1.55%
Camelot Finance SA (Luxembourg)†(a)	7.875%	10/15/2024		$5,984	$6,462,720
First Data Corp.†	5.75%	1/15/2024		10,567	11,214,229
First Data Corp.†	7.00%	12/1/2023		21,443	23,158,440
Infinity Acquisition LLC/Infinity Acquisition
Finance Corp.†	7.25%	8/1/2022		6,923	6,680,695

128	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Software/Services (continued)
PTC, Inc.	6.00%	5/15/2024	$9,382	$10,021,102
Rackspace Hosting, Inc.†	8.625%	11/15/2024	7,103	7,600,210
Solera LLC/Solera Finance, Inc.†	10.50%	3/1/2024	11,925	13,713,750
Sophia LP/Sophia Finance, Inc.†	9.00%	9/30/2023	7,241	7,584,947
VeriSign, Inc.	4.625%	5/1/2023	3,176	3,275,250
VeriSign, Inc.	5.25%	4/1/2025	8,447	9,006,614
WEX, Inc.†	4.75%	2/1/2023	5,995	5,995,000
Total				104,712,957

Specialty Retail 1.39%
FirstCash, Inc.†	5.375%	6/1/2024	7,154	7,341,792
Hot Topic, Inc.†	9.25%	6/15/2021	12,786	13,041,720
Jo-Ann Stores Holdings, Inc. PIK†	9.75%	10/15/2019	6,434	6,417,915
L Brands, Inc.	6.875%	11/1/2035	20,513	19,987,252
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc.†	7.875%	10/1/2022	7,752	7,940,994
Murphy Oil USA, Inc.	5.625%	5/1/2027	4,513	4,733,009
Murphy Oil USA, Inc.	6.00%	8/15/2023	6,432	6,805,828
PetSmart, Inc.†	5.875%	6/1/2025	7,835	7,893,762
PetSmart, Inc.†	7.125%	3/15/2023	10,088	9,432,280
Rent-A-Center, Inc.	4.75%	5/1/2021	11,749	10,525,694
Total				94,120,246

Steel Producers/Products 1.27%
ArcelorMittal (Luxembourg)(a)	6.125%	6/1/2025	37,211	42,122,852
BlueScope Steel Finance Ltd/BlueScope Steel Finance USA LLC (Australia)†(a)	6.50%	5/15/2021	8,832	9,372,960
Commercial Metals Co.	4.875%	5/15/2023	4,865	4,907,569
Joseph T Ryerson & Son, Inc.†	11.00%	5/15/2022	6,892	7,839,650
Steel Dynamics, Inc.	5.00%	12/15/2026	3,010	3,070,200
Steel Dynamics, Inc.	5.50%	10/1/2024	5,777	6,130,841
U.S. Steel Corp.†	8.375%	7/1/2021	5,729	6,301,900
Zekelman Industries, Inc.†	9.875%	6/15/2023	5,242	5,936,565
Total				85,682,537

Support: Services 2.98%
ADT Corp. (The)†	4.875%	7/15/2032	7,842	6,861,750
AECOM†	5.125%	3/15/2027	13,975	13,957,531
AECOM	5.875%	10/15/2024	5,866	6,320,615
Ahern Rentals, Inc.†	7.375%	5/15/2023	10,342	8,713,135

See Notes to Financial Statements.	129

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Support: Services (continued)
Algeco Scotsman Global Finance plc (United Kingdom)†(a)	10.75%	10/15/2019	$8,350	$6,283,375
BakerCorp International, Inc.	8.25%	6/1/2019	8,188	7,696,720
BlueLine Rental Finance Corp./BlueLine Rental LLC†	9.25%	3/15/2024	9,949	10,421,577
Brand Energy & Infrastructure Services, Inc.†	8.50%	12/1/2021	8,575	9,148,453
Carlson Travel, Inc.†	6.75%	12/15/2023	5,450	5,613,500
Carlson Travel, Inc.†	9.50%	12/15/2024	7,201	7,435,033
Cloud Crane Escrow LLC†	10.125%	8/1/2024	1,122	1,222,980
Cloud Crane LLC†	10.125%	8/1/2024	5,799	6,320,910
Deck Chassis Acquisition, Inc.†	10.00%	6/15/2023	8,764	9,793,770
GEO Group, Inc. (The)	6.00%	4/15/2026	15,672	16,298,880
GW Honos Security Corp. (Canada)†(a)	8.75%	5/15/2025	7,064	7,293,580
Jurassic Holdings III, Inc.†	6.875%	2/15/2021	7,869	6,570,615
Laureate Education, Inc.†	8.25%	5/1/2025	6,490	6,846,950
MasTec, Inc.	4.875%	3/15/2023	12,880	13,041,000
Mobile Mini, Inc.	5.875%	7/1/2024	5,916	6,167,430
Monitronics International, Inc.	9.125%	4/1/2020	6,575	6,312,000
Prime Security Services Borrower LLC/Prime Finance, Inc.†	9.25%	5/15/2023	7,031	7,704,851
Ritchie Bros Auctioneers, Inc. (Canada)†(a)	5.375%	1/15/2025	7,584	7,887,360
Sotheby’s†	5.25%	10/1/2022	9,500	9,737,500
United Rentals North America, Inc.	5.875%	9/15/2026	3,158	3,359,291
United Rentals North America, Inc.	6.125%	6/15/2023	3,160	3,343,312
York Risk Services Holding Corp.†	8.50%	10/1/2022	7,113	6,864,045
Total				201,216,163

Technology Hardware & Equipment 1.65%
CDW LLC/CDW Finance Corp.	5.00%	9/1/2023	3,586	3,711,510
CDW LLC/CDW Finance Corp.	5.50%	12/1/2024	11,325	12,287,625
CommScope Technologies LLC†	5.00%	3/15/2027	13,305	13,338,262
CommScope Technologies LLC†	6.00%	6/15/2025	5,776	6,167,035
Dell International LLC/EMC Corp.†	7.125%	6/15/2024	51,017	56,871,303
Western Digital Corp.	10.50%	4/1/2024	15,896	18,677,800
Total				111,053,535

Telecommunications: Satellite 0.78%
Inmarsat Finance plc (United Kingdom)†(a)	6.50%	10/1/2024	7,074	7,569,180
Intelsat Connect Finance SA (Luxembourg)†(a)	12.50%	4/1/2022	13,597	11,897,375
Intelsat Jackson Holdings SA (Luxembourg)(a)	5.50%	8/1/2023	7,717	6,405,110

130	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications: Satellite (continued)
Intelsat Jackson Holdings SA (Luxembourg)(a)	7.25%	4/1/2019	$20,467	$19,648,320
Intelsat Jackson Holdings SA (Luxembourg)†(a)	8.00%	2/15/2024	6,616	7,161,820
Total				52,681,805

Telecommunications: Wireless 3.40%
Comcel Trust via Comunicaciones Celulares SA†	6.875%	2/6/2024	10,575	11,314,193
GTH Finance BV (Netherlands)†(a)	7.25%	4/26/2023	5,962	6,627,717
SBA Communications Corp.†	4.875%	9/1/2024	7,916	8,050,572
Sprint Capital Corp.	8.75%	3/15/2032	24,610	31,085,506
Sprint Corp.	7.125%	6/15/2024	10,133	11,423,691
Sprint Corp.	7.625%	2/15/2025	41,502	47,831,055
Sprint Corp.	7.875%	9/15/2023	12,430	14,403,262
T-Mobile USA, Inc.	6.375%	3/1/2025	7,922	8,605,273
T-Mobile USA, Inc.	6.50%	1/15/2026	52,632	58,224,150
T-Mobile USA, Inc.	6.836%	4/28/2023	23,316	25,006,410
Telefonica Celular del Paraguay SA (Paraguay)†(a)	6.75%	12/13/2022	6,535	6,852,666
Total				229,424,495

Telecommunications: Wireline Integrated & Services 1.96%
Cogent Communications Group, Inc.†	5.375%	3/1/2022	12,907	13,649,152
Columbus Cable Barbados Ltd. (Barbados)†(a)	7.375%	3/30/2021	6,450	6,888,600
Equinix, Inc.	5.375%	4/1/2023	5,260	5,534,572
Equinix, Inc.	5.875%	1/15/2026	29,154	31,768,822
GCI, Inc.	6.875%	4/15/2025	19,246	20,978,140
IHS Netherlands Holdco BV (Netherlands)†(a)	9.50%	10/27/2021	9,340	9,764,213
Sable International Finance Ltd.†	6.875%	8/1/2022	9,375	10,183,594
Telecom Italia Capital SA (Luxembourg)(a)	6.375%	11/15/2033	14,137	15,267,960
Telecom Italia Capital SA (Luxembourg)(a)	7.721%	6/4/2038	2,649	3,192,045
Uniti Group, Inc./CSL Capital LLC†	6.00%	4/15/2023	5,899	6,193,950
Zayo Group LLC/Zayo Capital, Inc.	6.00%	4/1/2023	8,187	8,698,688
Total				132,119,736

Theaters & Entertainment 0.52%
AMC Entertainment Holdings, Inc.†	5.875%	11/15/2026	6,258	6,472,336
AMC Entertainment Holdings, Inc.†	6.125%	5/15/2027	8,304	8,605,020
Carmike Cinemas, Inc.†	6.00%	6/15/2023	5,723	6,109,303
Cinemark USA, Inc.	4.875%	6/1/2023	9,315	9,524,494
Production Resource Group, Inc.	8.875%	5/1/2019	6,241	4,243,880
Total				34,955,033

See Notes to Financial Statements.	131

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Transportation: Infrastructure/Services 1.33%
Autopistas del Sol SA (Costa Rica)†(a)	7.375%		12/30/2030		$11,950	$12,337,180
CEVA Group plc (United Kingdom)†(a)	7.00%		3/1/2021		11,470	10,437,700
Delhi International Airport Ltd. (India)†(a)	6.125%		10/31/2026		8,547	9,172,786
Dynagas LNG Partners LP/Dynagas Finance, Inc. (Greece)(a)	6.25%		10/30/2019		7,254	7,235,865
Eletson Holdings, Inc. (Greece)†(a)	9.625%		1/15/2022		9,307	7,864,415
Golar LNG Partners LP (United kingdom)(a)	7.432%	#	5/15/2021		7,000	7,043,750
Hapag-Lloyd AG†(b)	6.75%		2/1/2022	EUR	5,698	6,882,508
Navios Maritime Acquisition Corp./Navios
Acquisition Finance US, Inc. (Greece)†(a)	8.125%		11/15/2021		$10,232	9,055,320
Navios Maritime Holdings, Inc./Navios Maritime
Finance II US, Inc. (Greece)†(a)	7.375%		1/15/2022		7,358	5,923,190
Navios South American Logistics, Inc./Navios
Logistics Finance US, Inc. (Uruguay)†(a)	7.25%		5/1/2022		6,328	6,122,340
Stena AB (Sweden)†(a)	7.00%		2/1/2024		8,375	7,945,781
Total						90,020,835

Trucking & Delivery 0.15%
XPO CNW, Inc.	6.70%		5/1/2034		10,983	10,406,393
Total High Yield Corporate Bonds (cost $5,524,349,416)						5,770,428,206

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY 0.03%
Morgan Stanley Capital I Trust 2005-IQ9 G† (cost $1,970,588)	5.51%	#	7/15/2056		2,000	1,956,365

	Dividend			Shares
	Rate			(000)

PREFERRED STOCK 0.03%

Energy: Exploration & Production
Templar Energy LLC Units (cost $1,729,802)	Zero Coupon				173	1,816,292
Total Long-Term Investments (cost $6,256,000,828)						6,545,781,994

132	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2017

Investments	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENT 1.70%

REPURCHASE AGREEMENT
Repurchase Agreement dated 5/31/2017, 0.09% due 6/1/2017 with Fixed Income Clearing Corp. collateralized by $117,900,000 of U.S. Treasury Note at 0.75% due 10/31/2018; value: $117,183,168; proceeds: $114,884,672 (cost $114,884,385)	$114,884	$114,884,385
Total Investments in Securities 98.66% (cost $6,370,885,213)		6,660,666,379
Cash, Foreign Cash and Other Assets in Excess of Liabilities(i) 1.34%		90,280,338
Net Assets 100.00%		$6,750,946,717

AUD	Australian dollar
CAD	Canadian dollar.
CHF	Swiss franc.
EUR	euro.
GBP	British pound.
PIK	Payment-in-kind.
Units	More than one class of securities traded together.

*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2017.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2017.
(d)	Interest rate to be determined.
(e)	Stub Rights issued in connection with a plan of reorganization.
(f)	Security is perpetual in nature and has no stated maturity.
(g)	Securities purchased on a when-issued basis (See Note 2(i)).
(h)	Defaulted (non-income producing security).
(i)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

Open Forward Foreign Currency Exchange Contracts at May 31, 2017:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Buy	State Street
		Bank and Trust	7/19/2017	4,500,000	$5,789,646	$5,806,615	$16,969
euro	Buy	J.P. Morgan	8/16/2017	600,000	668,847	676,668	7,821
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$24,790

See Notes to Financial Statements.	133

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2017

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
euro	Buy	State Street Bank and Trust	8/16/2017	1,076,300	$ 1,215,163	$ 1,213,829	$(1,334)
British pound	Sell	UBS AG	7/19/2017	12,500,000	15,977,525	16,129,487	(151,962)
euro	Sell	J.P. Morgan	8/16/2017	48,300,000	53,014,959	54,471,761	(1,456,802)
euro	Sell	State Street Bank and Trust	8/16/2017	3,200,000	3,499,283	3,608,895	(109,612)
euro	Sell	State Street Bank and Trust	8/16/2017	8,380,000	9,184,062	9,450,794	(266,732)
Swiss franc	Sell	UBS AG	7/5/2017	6,230,000	6,258,979	6,446,535	(187,556)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(2,173,998)

Open Futures Contracts at May 31, 2017:

Type	Expiration	Contracts	Position	Notional Value	Unrealized Appreciation
U.S. Long Bond	September 2017	921	Long	$141,661,313	$1,401,431
U.S. 5-Year Treasury Note	September 2017	37	Long	4,377,562	8,896
U.S. 10-Year Treasury Note	September 2017	355	Long	44,835,391	257,309
Totals				$190,874,266	$1,667,636

134	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2017

The following is a summary of the inputs used as of May 31, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Common Stocks
Energy: Exploration & Production	$932,609	$10,564,980	$–		$11,497,589
Food & Drug Retailers	7,128,328	–	59,037	(4)	7,187,365
Investments & Miscellaneous Financial Services	–	–	48,812	(5)	48,812
Metals/Mining (Excluding Steel)	6,858,412	133,630	63,953	(5)	7,055,995
Transportation: Infrastructure/Services	–	8,851,986	–		8,851,986
Remaining Industries	233,626,354	–	–		233,626,354
Convertible Bonds	–	72,187,034	–		72,187,034
Convertible Preferred Stocks
Building & Construction	–	3,230,400	–		3,230,400
Real Estate Investment Trusts	9,776,250	–	–		9,776,250
Telecommunications: Wireless	6,530,160	–	–		6,530,160
Floating Rate Loans(6)
Auto Parts & Equipment	–	–	3,895,840		3,895,840
Building Materials	–	11,506,997	–		11,506,997
Department Stores	–	14,067,779	–		14,067,779
Diversified Capital Goods	–	6,235,403	–		6,235,403
Electric: Generation	–	35,375,114	–		35,375,114
Energy: Exploration & Production	–	22,553,757	–		22,553,757
Food & Drug Retailers	–	–	948,509		948,509
Gaming	–	–	17,738,535		17,738,535
Health Services	–	12,598,438	–		12,598,438
Machinery	–	12,296,683	–		12,296,683
Media: Diversified	–	10,894,235	–		10,894,235
Metals/Mining (Excluding Steel)	–	5,917,006	–		5,917,006
Oil Field Equipment & Services	–	5,834,532	5,432		5,839,964
Packaging	–	–	63,308		63,308
Personal & Household Products	–	12,470,697	–		12,470,697
Printing & Publishing	–	–	7,960,645		7,960,645
Real Estate Development & Management	–	3,877,575	–		3,877,575
Recreation & Travel	–	7,638,344	–		7,638,344
Software/Services	–	18,411,669	–		18,411,669
Specialty Retail	–	32,949,723	–		32,949,723
Support: Services	–	25,858,751	–		25,858,751
Telecommunications: Wireline Integrated & Services	–	6,201,650	–		6,201,650
Transportation: Infrastructure/Services	–	6,641,224	–		6,641,224
Foreign Bonds	–	39,273,383	–		39,273,383
Foreign Government Obligations	–	90,373,957	–		90,373,957
High Yield Corporate Bonds
Automakers	–	16,255,088	850	(5)	16,255,938
Banking	–	275,035,952	1,000	(5)	275,036,952
Chemicals	–	197,426,658	311	(5)	197,426,969
Energy: Exploration & Production	–	456,420,627	1,656	(5)	456,422,283
Metals/Mining (Excluding Steel)	–	369,967,061	717	(5)	369,967,778
Remaining Industries	–	4,455,318,286	–		4,455,318,286
Non-Agency Commercial
Mortgage-Backed Security	–	1,956,365	–		1,956,365
Preferred Stock	–	1,816,292	–		1,816,292
Repurchase Agreement	–	114,884,385	–		114,884,385
Total	$264,852,113	$6,365,025,661	$30,788,605		$6,660,666,379

See Notes to Financial Statements.	135

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2017

	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$24,790	$–	$24,790
Liabilities	–	(2,173,998)	–	(2,173,998)
Futures Contracts
Assets	1,667,636	–	–	1,667,636
Liabilities	–	–	–	–
Total	$1,667,636	$(2,149,208)	$–	$(481,572)

(1)	Refer to Note 2(s) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended May 31, 2017.
(4)	Includes securities valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments:

Investment Type	Security	Fair Value
Common Stocks (Food & Drug Retailers)	Fairway Group Holdings Corp.	$59,037

(5)	Level 3 securities fair valued by the Pricing Committee, as described in Note 2(a) in the Notes to Financials:

Investment Type	Security	Fair Value
Common Stocks (Investments & Miscellaneous Financial Services)	Penson Technologies Class A Units	$ 48,812
Common Stocks (Metals/Mining (Excluding Steel))	Mirabela Nickel Ltd.	63,953
High Yield Corporate Bonds (Automakers)	General Motors Corp.	850
High Yield Corporate Bonds (Banking)	Washington Mutual Bank	1,000
High Yield Corporate Bonds (Chemicals)	Momentive Performance Materials, Inc.	311
High Yield Corporate Bonds (Energy: Exploration & Production)	Bonanza Creek Energy, Inc.	1,656
High Yield Corporate Bonds (Metals/Mining (Excluding Steel))	Mirabela Nickel Ltd. (Australia)	5
High Yield Corporate Bonds (Metals/Mining (Excluding Steel))	Peabody Energy Corp.	712

(6)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.

136	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

HIGH YIELD FUND May 31, 2017

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

				High Yield
		Floating		Corporate
Investment Type	Common Stocks	Rate Loans	Foreign Bonds	Bonds
Balance as of December 1, 2016	$879,850	$75,675,599	$1,566,178	$2,166
Accrued discounts/premiums	–	246,634	–	–
Realized gain (loss)	–	1,104,734	–	–
Change in unrealized appreciation/depreciation	(708,048)	(714,000)	–	2,368
Purchases	–	8,096,912	–	–
Sales	–	(43,899,585)	–	–
Net transfers into Level 3	–	–	–	–
Net transfers out of Level 3	–	(9,898,025)	(1,566,178)	–
Balance as of May 31, 2017	$171,802	$30,612,269	$–	$4,534
Net change in unrealized appreciation/ depreciation for period ended May 31, 2017 related to Level 3 investments held at May 31, 2017	$(708,048)	$(426,551)	$–	$2,368

See Notes to Financial Statements.	137

Schedule of Investments (unaudited)

INCOME FUND May 31, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
LONG-TERM INVESTMENTS 96.99%

ASSET-BACKED SECURITIES 9.56%

Automobiles 4.55%
Ally Auto Receivables Trust 2014-2 A3	1.25%	4/15/2019	$1,333	$1,332,914
AmeriCredit Automobile Receivables Trust 2014-2 A3	0.94%	2/8/2019	13	12,597
AmeriCredit Automobile Receivables Trust 2014-2 C	2.18%	6/8/2020	1,633	1,640,301
AmeriCredit Automobile Receivables Trust 2014-4 A3	1.27%	7/8/2019	1,291	1,290,660
AmeriCredit Automobile Receivables Trust 2016-4 A2A	1.34%	4/8/2020	1,652	1,651,065
Avis Budget Rental Car Funding AESOP LLC 2013-2A A†	2.97%	2/20/2020	2,503	2,536,134
Avis Budget Rental Car Funding AESOP LLC 2014-1A A†	2.46%	7/20/2020	2,412	2,422,238
Avis Budget Rental Car Funding AESOP LLC 2015-2A A†	2.63%	12/20/2021	1,390	1,395,293
California Republic Auto Receivables Trust 2015-2 A4	1.75%	1/15/2021	5,189	5,196,733
California Republic Auto Receivables Trust 2015-2 B	2.53%	6/15/2021	5,359	5,400,299
California Republic Auto Receivables Trust 2015-4 A3†	2.04%	1/15/2020	1,244	1,247,604
California Republic Auto Receivables Trust 2015-4 B†	3.73%	11/15/2021	1,131	1,166,745
California Republic Auto Receivables Trust 2016-1 A2	1.50%	12/17/2018	828	828,284
Capital Auto Receivables Asset Trust 2014-3 B†	2.35%	7/22/2019	5,506	5,531,992
Capital Auto Receivables Asset Trust 2014-3 C†	2.71%	11/20/2019	7,427	7,495,398
Capital Auto Receivables Asset Trust 2015-2 A2	1.39%	9/20/2018	994	993,667
CarMax Auto Owner Trust 2014-2 A3	0.98%	1/15/2019	349	349,154
CarMax Auto Owner Trust 2016-1 A2A	1.30%	4/15/2019	1,076	1,075,962
Chrysler Capital Auto Receivables Trust 2014-BA A3†	1.27%	5/15/2019	311	311,457
Chrysler Capital Auto Receivables Trust 2015-BA B†	2.70%	12/15/2020	2,963	2,992,519
Chrysler Capital Auto Receivables Trust 2016-AA A2†	1.47%	4/15/2019	699	699,149
CPS Auto Receivables Trust 2016-B A†	2.07%	11/15/2019	2,369	2,376,254
Drive Auto Receivables Trust 2015-BA D†	3.84%	7/15/2021	2,862	2,913,961

138	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2017

				Principal
	Interest		Maturity	Amount		Fair
Investments	Rate		Date	(000)		Value
Automobiles (continued)
Drive Auto Receivables Trust 2015-DA D†	4.59%		1/17/2023	$843		$874,605
Drive Auto Receivables Trust 2016-AA B†	3.17%		5/15/2020	1,884		1,892,126
Drive Auto Receivables Trust 2016-BA A3†	1.67%		7/15/2019	1,914		1,914,598
Drive Auto Receivables Trust 2016-CA B†	2.37%		11/16/2020	1,118		1,121,908
Drive Auto Receivables Trust 2016-CA C†	3.02%		11/15/2021	2,975		3,015,523
Drive Auto Receivables Trust 2016-CA D†	4.18%		3/15/2024	707		724,225
Flagship Credit Auto Trust 2015-3 A†	2.38%		10/15/2020	557		557,845
Ford Credit Auto Owner Trust 2016-B A2A	1.08%		3/15/2019	2,351		2,348,628
Huntington Auto Trust 2016-1 A3	1.59%		11/16/2020	3,407		3,409,708
Mercedes-Benz Auto Lease Trust 2016-A A2A	1.34%		7/16/2018	1,939		1,938,627
NextGear Floorplan Master Owner Trust 2016-1A A2†	2.74%		4/15/2021	2,955		2,989,830
Santander Drive Auto Receivables Trust 2014-4 B	1.82%		5/15/2019	–	(a)	14
Santander Drive Auto Receivables Trust 2014-5 E	4.23%		4/15/2022	4,200		4,284,405
Santander Drive Auto Receivables Trust 2015-1 C	2.57%		4/15/2021	467		470,325
Santander Drive Auto Receivables Trust 2016-1 D	4.02%		4/15/2022	887		917,261
Santander Drive Auto Receivables Trust 2016-2 A2A	1.38%		7/15/2019	606		606,436
Santander Drive Auto Receivables Trust 2016-2 B	2.08%		2/16/2021	855		858,003
Santander Drive Auto Receivables Trust 2016-3 A2	1.34%		11/15/2019	1,656		1,655,859
Santander Drive Auto Receivables Trust 2016-3 B	1.89%		6/15/2021	1,099		1,099,160
SunTrust Auto Receivables Trust 2015-1A D†	3.24%		1/16/2023	4,300		4,220,135
TCF Auto Receivables Owner Trust 2015-1A D†	3.53%		3/15/2022	257		257,637
Toyota Auto Receivables Owner Trust 2016-B A2A	1.02%		10/15/2018	1,406		1,404,967
Total						87,422,205

Credit Cards 0.35%
Barclays Dryrock Issuance Trust 2016-1 A	1.52%		5/16/2022	1,858		1,849,144
First National Master Note Trust 2015-1 A	1.759%	#	9/15/2020	421		421,813
World Financial Network Credit Card Master Trust 2016-A A	2.03%		4/15/2025	4,424		4,397,641
Total						6,668,598

Other 4.66%
Ammc CLO 19 Ltd. 2016-19A A†	2.658%	#	10/15/2028	5,000		5,020,282
Apollo Credit Funding IV Ltd. 4A A1†	2.628%	#	4/15/2027	5,750		5,768,457
Birchwood Park CLO Ltd. 2014-1A AR†	2.338%	#	7/15/2026	3,500		3,506,493
BlueMountain CLO Ltd. 2014-4A A1R†	2.55%	#	11/30/2026	3,000		3,007,288
Bowman Park CLO Ltd. 2014-1A AR†	2.366%	#	11/23/2025	2,500		2,499,287

See Notes to Financial Statements.	139

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Other (continued)
Carlyle Global Market Strategies CLO Ltd. 2013-2A A1†	2.308%	#	4/18/2025	$2,500	$2,503,285
Carlyle Global Market Strategies CLO Ltd. 2014-4A A1R†	2.358%	#	10/15/2026	6,000	6,016,364
Cent CLO Ltd. 2013-18A A†	2.273%	#	7/23/2025	2,500	2,497,812
Cent CLO Ltd. 2013-19A A1A†	2.50%	#	10/29/2025	2,600	2,604,409
CIFC Funding I Ltd. 2013-1A A1†	2.308%	#	4/16/2025	4,755	4,764,840
CNH Equipment Trust 2015-B A4	1.89%		4/15/2022	2,230	2,239,055
Dell Equipment Finance Trust 2015-2 A3†	1.72%		9/22/2020	1,351	1,352,178
Diamond Resorts Owner Trust 2015-2 A†	2.99%		5/22/2028	1,140	1,141,106
Diamond Resorts Owner Trust 2016-1 A†	3.08%		11/20/2028	644	653,765
Engs Commercial Finance Trust 2015-1A A2†	2.31%		10/22/2021	2,540	2,535,142
GoldenTree Loan Opportunities IX Ltd. 2014-9A AR†	2.54%	#	10/29/2026	5,000	5,024,596
JFIN Revolver CLO Ltd. 2014-2A A2†	2.472%	#	2/20/2022	1,200	1,204,711
JFIN Revolver CLO Ltd. 2015-4A A†	2.303%	#	4/22/2020	373	373,792
Leaf Receivables Funding 10 LLC 2015-1 A4†	2.03%		8/17/2020	3,275	3,273,440
Macquarie Equipment Funding Trust 2014-A A3†	1.23%		7/20/2021	945	942,720
Mountain Hawk III CLO Ltd. 2014-3A AR†	2.358%	#	4/18/2025	3,500	3,499,969
MP CLO VI Ltd. 2014-2A AR†	2.358%	#	1/15/2027	800	800,352
NCF Dealer Floorplan Master Trust 2016-1A B†	6.51%	#	3/21/2022	803	789,934
NCF Dealer Floorplan Master Trust 2016-1A C†	9.51%	#	3/21/2022	3,136	3,154,183
NextGear Floorplan Master Owner Trust 2015-1A A†	1.80%		7/15/2019	4,428	4,429,474
Northwoods Capital XI Ltd. 2014-11A AR†	2.348%	#	4/15/2025	1,500	1,501,894
Oaktree EIF I Series Ltd. 2015-A1 B†	3.758%	#	10/18/2027	4,900	4,918,505
Oaktree EIF II Series Ltd. 2014-A2 BR†	2.882%	#	11/15/2025	3,500	3,507,760
OneMain Financial Issuance Trust 2016-1A A†	3.66%		2/20/2029	899	922,594
OZLM Funding Ltd. 2012-1A A2R†	3.503%	#	7/22/2027	2,500	2,509,026
Seneca Park CLO Ltd. 2014-1A AR†	2.278%	#	7/17/2026	1,500	1,501,875
Thacher Park CLO Ltd. 2014-1A AR†	2.153%	#	10/20/2026	3,000	3,002,997
Venture XVIII CLO Ltd. 2014-18A A†	2.608%	#	10/15/2026	2,250	2,254,295
Total					89,721,880
Total Asset-Backed Securities (cost $183,042,495)					183,812,683

140	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2017

	Shares		Fair
Investments	(000)		Value
COMMON STOCKS 0.13%

Oil
Chaparral Energy, Inc.*	63		$1,563,829
Chaparral Energy, Inc.	13		328,853
OGX Petroleo e Gas SA ADR*	28		8,497
Peabody Energy Corp.	–	(a)	11,954
Templar Energy LLC Class A	97		606,552
Total Common Stocks (cost $3,229,014)			2,519,685

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)
CONVERTIBLE BONDS 0.06%

Oil 0.00%
Oleo e Gas Participacoes SA(b)(c)	10.00%	6/1/2017	BRL	23	23,876
Oleo e Gas Participacoes SA(b)(c)	10.00%	6/1/2017	BRL	18	18,871
Total					42,747

Retail 0.06%
RH†	Zero Coupon	6/15/2019		$1,164	1,038,870
Total Convertible Bonds (cost $1,134,713)					1,081,617

CORPORATE BONDS 58.31%

Aerospace/Defense 0.04%
Accudyne Industries Borrower/Accudyne Industries LLC (Luxembourg)†(d)	7.75%	12/15/2020		846	860,805

Auto Parts: Original Equipment 0.19%
International Automotive Components Group SA (Luxembourg)†(d)	9.125%	6/1/2018		2,000	1,970,000
TI Group Automotive Systems LLC (United Kingdom)†(d)	8.75%	7/15/2023		1,595	1,702,662
Total					3,672,662

Automotive 1.56%
Aston Martin Capital Holdings Ltd. (Jersey)†(d)	6.50%	4/15/2022		470	493,500
Ford Motor Co.	7.45%	7/16/2031		12,839	16,280,135
General Motors Co.	6.60%	4/1/2036		11,480	13,291,957
Total					30,065,592

See Notes to Financial Statements.	141

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2017

					Principal
	Interest		Maturity		Amount	Fair
Investments	Rate		Date		(000)	Value
Banks: Regional 10.89%
ABN AMRO Bank NV (Netherlands)†(d)	4.75%		7/28/2025		$3,900	$4,145,813
Akbank TAS (Turkey)†(d)	7.20%	#	3/16/2027		1,885	1,986,581
Banco de Bogota SA (Colombia)†(d)	6.25%		5/12/2026		1,820	1,940,120
Banco Inbursa SA Institucion de Banca Multiple (Mexico)†(d)	4.375%		4/11/2027		1,565	1,551,306
Bank of America Corp.	3.824%	#	1/20/2028		3,970	4,046,585
Bank of America Corp.	3.875%		8/1/2025		6,120	6,340,191
Bank of America Corp.	4.00%		1/22/2025		2,675	2,731,967
Bank of America Corp.	4.20%		8/26/2024		2,372	2,469,235
Bank of America Corp.	4.45%		3/3/2026		9,494	9,932,737
Bank of America Corp.	6.50%	#	–	(e)	5,337	5,910,727
BNP Paribas SA (France)†(d)	6.75%	#	–	(e)	4,106	4,342,506
Citigroup, Inc.	3.887%	#	1/10/2028		9,387	9,585,760
Citigroup, Inc.	4.45%		9/29/2027		2,465	2,573,398
Citigroup, Inc.	4.60%		3/9/2026		2,161	2,279,626
Citigroup, Inc.	5.50%		9/13/2025		2,331	2,607,627
Citigroup, Inc.	5.95%	#	–	(e)	7,613	8,002,957
Commonwealth Bank of Australia (Australia)†(d)	4.50%		12/9/2025		10,500	11,161,048
Discover Bank	3.45%		7/27/2026		5,548	5,446,538
European Investment Bank (Luxembourg)(d)	1.25%		5/15/2018		2,613	2,611,976
First Republic Bank	4.625%		2/13/2047		1,622	1,672,199
Goldman Sachs Group, Inc. (The)	6.75%		10/1/2037		7,767	9,936,688
HBOS plc (United Kingdom)†(d)	6.75%		5/21/2018		4,400	4,588,294
ING Bank NV (Netherlands)†(d)	1.80%		3/16/2018		4,535	4,543,490
ING Groep NV (Netherlands)(d)	3.95%		3/29/2027		2,179	2,258,900
ING Groep NV (Netherlands)(d)	6.875%	#	–	(e)	5,000	5,374,000
Intesa Sanpaolo SpA (Italy)†(d)	5.71%		1/15/2026		5,000	5,085,600
JPMorgan Chase & Co.	6.75%	#	–	(e)	6,600	7,433,250
Lloyds Banking Group plc (United Kingdom)(d)	4.582%		12/10/2025		5,000	5,250,570
M&T Bank Corp.	5.125%	#	–	(e)	3,506	3,598,032
Macquarie Bank Ltd. (Australia)†(d)	4.875%		6/10/2025		1,850	1,969,192
Macquarie Bank Ltd. (Australia)†(d)	6.625%		4/7/2021		4,261	4,836,035
Macquarie Bank Ltd. (United Kingdom)†(d)	6.125%	#	–	(e)	1,150	1,173,000
Morgan Stanley	2.373%	#	5/8/2024		4,110	4,129,535
Morgan Stanley	3.875%		1/27/2026		7,343	7,576,082
Morgan Stanley	4.00%		7/23/2025		3,200	3,348,640
Popular, Inc.	7.00%		7/1/2019		2,476	2,605,990
Provident Funding Associates LP/PFG Finance Corp.†(f)	6.375%		6/15/2025		1,276	1,304,710

142	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Banks: Regional (continued)
Royal Bank of Scotland Group plc (United Kingdom)(d)	3.875%		9/12/2023	$10,750	$10,911,099
Santander Bank NA	8.75%		5/30/2018	1,000	1,065,225
Santander UK plc (United Kingdom)†(d)	5.00%		11/7/2023	900	964,734
Santander UK plc (United Kingdom)(d)	7.95%		10/26/2029	5,730	7,401,464
Toronto-Dominion Bank (The) (Canada)(d)	3.625%	#	9/15/2031	1,209	1,194,740
UBS Group Funding Switzerland AG (Switzerland)†(d)	4.125%		9/24/2025	7,391	7,746,374
UBS Group Funding Switzerland AG (Switzerland)†(d)	4.125%		4/15/2026	3,663	3,840,725
Wells Fargo Capital X	5.95%		12/1/2086	6,100	6,794,180
Westpac Banking Corp. (Australia)(d)	4.322%	#	11/23/2031	3,197	3,294,966
Total					209,564,412

Beverages 0.21%
Beam Suntory, Inc.	6.625%		7/15/2028	755	923,348
Central American Bottling Corp. (Guatemala)†(d)	5.75%		1/31/2027	2,920	3,102,500
Total					4,025,848

Biotechnology Research & Production 0.49%
Amgen, Inc.	6.40%		2/1/2039	7,448	9,387,370

Building Materials 0.12%
James Hardie International Finance Ltd. (Ireland)†(d)	5.875%		2/15/2023	2,117	2,238,727

Business Services 0.20%
Chicago Parking Meters LLC†	5.489%		12/30/2020	3,147	3,290,044
Prime Security Services Borrower LLC/Prime Finance, Inc.†	9.25%		5/15/2023	533	584,082
TMS International Corp.†	7.625%		10/15/2021	52	53,040
Total					3,927,166

Chemicals 2.06%
Basell Finance Co. BV (Netherlands)†(d)	8.10%		3/15/2027	5,206	7,010,821
Blue Cube Spinco, Inc.	10.00%		10/15/2025	3,948	4,915,260
Celanese US Holdings LLC	4.625%		11/15/2022	4,125	4,488,516
CF Industries, Inc.†	4.50%		12/1/2026	1,069	1,107,528
Chemours Co. (The)	5.375%		5/15/2027	1,216	1,272,240
Dow Chemical Co. (The)	9.40%		5/15/2039	750	1,242,337
Equate Petrochemical BV (Netherlands)†(d)	4.25%		11/3/2026	2,900	2,958,174
Grupo Idesa SA de CV (Mexico)†(d)	7.875%		12/18/2020	800	708,000

See Notes to Financial Statements.	143

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Chemicals (continued)
Rain CII Carbon LLC/CII Carbon Corp.†	8.25%	1/15/2021	$550	$572,346
Rayonier AM Products, Inc.†	5.50%	6/1/2024	2,676	2,629,170
Westlake Chemical Corp.	4.875%	5/15/2023	4,340	4,534,810
Yara International ASA (Norway)†(d)	7.875%	6/11/2019	7,317	8,087,773
Total				39,526,975

Coal 0.04%
Peabody Energy Corp.†	6.00%	3/31/2022	307	309,686
Peabody Energy Corp.†	6.375%	3/31/2025	506	507,898
Total				817,584

Computer Hardware 0.97%
Dell International LLC/EMC Corp.†	6.02%	6/15/2026	5,260	5,811,811
Dell International LLC/EMC Corp.†	7.125%	6/15/2024	1,338	1,491,538
Dell International LLC/EMC Corp.†	8.10%	7/15/2036	5,250	6,619,274
Leidos, Inc.	7.125%	7/1/2032	4,274	4,687,165
Total				18,609,788

Computer Software 0.52%
Activision Blizzard, Inc.†	6.125%	9/15/2023	1,950	2,101,774
Boxer Parent Co., Inc. PIK†	9.00%	10/15/2019	2,106	2,113,687
Microsoft Corp.	4.20%	11/3/2035	1,165	1,254,526
Oracle Corp.	6.125%	7/8/2039	3,400	4,450,110
Total				9,920,097

Construction/Homebuilding 0.08%
Century Communities, Inc.†	5.875%	7/15/2025	1,453	1,456,632

Containers 0.15%
BWAY Holding Co.†	7.25%	4/15/2025	1,824	1,860,480
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	6.875%	2/15/2021	648	665,149
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	5.75%	10/15/2020	323	332,286
Total				2,857,915

Drugs 0.97%
AbbVie, Inc.	4.30%	5/14/2036	2,385	2,408,437
Allergan Funding SCS (Luxembourg)(d)	4.55%	3/15/2035	9,628	9,998,014
Capsugel SA PIK (Luxembourg)†(d)	7.00%	5/15/2019	2,376	2,378,376
Express Scripts Holding Co.	6.125%	11/15/2041	1,310	1,556,284

144	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Drugs (continued)
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.†	7.50%		10/1/2024	$232	$253,750
Patheon Holdings I BV (Netherlands)†(d)	7.50%		2/1/2022	453	484,993
Teva Pharmaceutical Finance Co. LLC	6.15%		2/1/2036	1,437	1,656,844
Total					18,736,698

Electric: Power 3.26%
Appalachian Power Co.	7.00%		4/1/2038	2,230	3,073,085
Black Hills Corp.	4.20%		9/15/2046	3,435	3,367,987
Cleco Corporate Holdings LLC	3.743%		5/1/2026	9,337	9,444,450
Dominion Energy, Inc.	5.75%	#	10/1/2054	2,978	3,126,900
Dominion Energy, Inc.	7.00%		6/15/2038	4,000	5,289,448
Duquesne Light Holdings, Inc.	6.25%		8/15/2035	2,650	2,910,537
Emera US Finance LP	4.75%		6/15/2046	1,804	1,874,450
Enel Finance International NV (Netherlands)†(d)	4.75%		5/25/2047	3,143	3,171,648
Exelon Generation Co. LLC	5.60%		6/15/2042	2,950	2,935,867
Exelon Generation Co. LLC	6.25%		10/1/2039	7,125	7,641,106
Great Plains Energy, Inc.	3.90%		4/1/2027	3,886	3,947,131
ITC Holdings Corp.	3.25%		6/30/2026	3,482	3,446,261
Orazul Energy Egenor S en C por A (Peru)†(d)	5.625%		4/28/2027	1,558	1,530,735
PPL UK Distribution Holdings Ltd./Western Power Distribution Ltd. (United Kingdom)†(d)	7.25%		12/15/2017	1,750	1,797,287
Puget Sound Energy, Inc.(g)	6.974%	#	6/1/2067	3,121	2,941,542
Red Oak Power LLC	8.54%		11/30/2019	1,238	1,244,115
Trans-Allegheny Interstate Line Co.†	3.85%		6/1/2025	4,655	4,866,337
Total					62,608,886

Electrical Equipment 1.10%
Applied Materials, Inc.	3.30%		4/1/2027	7,350	7,510,274
Broadcom Corp./Broadcom Cayman Finance Ltd.†	3.875%		1/15/2027	3,411	3,468,237
NXP BV/NXP Funding LLC (Netherlands)†(d)	4.625%		6/1/2023	6,400	6,928,000
Xilinx, Inc.	2.95%		6/1/2024	3,195	3,214,713
Total					21,121,224

Engineering & Contracting Services 0.10%
Aeropuertos Dominicanos Siglo XXI SA (Dominican Republic)†(d)	6.75%		3/30/2029	1,131	1,207,501
Mexico City Airport Trust (Mexico)†(d)	4.25%		10/31/2026	750	771,562
Total					1,979,063

See Notes to Financial Statements.	145

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2017

					Principal
	Interest		Maturity		Amount	Fair
Investments	Rate		Date		(000)	Value
Entertainment 1.06%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op†	5.375%		4/15/2027		$1,644	$1,730,310
Churchill Downs, Inc.	5.375%		12/15/2021		3,450	3,605,250
EMI Music Publishing Group North America Holdings, Inc.†	7.625%		6/15/2024		1,183	1,310,173
Mohegan Gaming & Entertainment†	7.875%		10/15/2024		2,670	2,766,787
Scientific Games International, Inc.	10.00%		12/1/2022		1,421	1,552,442
Seminole Tribe of Florida, Inc.†	6.535%		10/1/2020		5,905	6,023,100
Shingle Springs Tribal Gaming Authority†	9.75%		9/1/2021		464	495,320
Six Flags Entertainment Corp.†	4.875%		7/31/2024		2,920	2,945,550
Total						20,428,932

Financial Services 3.05%
Affiliated Managers Group, Inc.	3.50%		8/1/2025		541	539,693
Affiliated Managers Group, Inc.	4.25%		2/15/2024		605	636,130
CIT Group, Inc.(f)	5.80%	#	–	(e)	619	619,000
Discover Financial Services	4.10%		2/9/2027		4,115	4,162,298
E*TRADE Financial Corp.	4.625%		9/15/2023		9,375	9,720,891
E*TRADE Financial Corp.	5.375%		11/15/2022		4,949	5,205,937
International Lease Finance Corp.	5.875%		4/1/2019		5,630	5,998,754
Nationstar Mortgage LLC/Nationstar Capital Corp.	6.50%		7/1/2021		1,237	1,269,471
Nationstar Mortgage LLC/Nationstar Capital Corp.	7.875%		10/1/2020		2,000	2,066,250
Navient Corp.	5.875%		3/25/2021		2,405	2,507,212
Navient Corp.	6.625%		7/26/2021		4,020	4,282,506
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%		3/15/2027		3,243	3,409,392
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%		4/15/2045		2,952	2,833,823
OM Asset Management plc (United Kingdom)(d)	4.80%		7/27/2026		1,973	2,008,920
Scottrade Financial Services, Inc.†	6.125%		7/11/2021		10,600	12,107,596
SURA Asset Management SA (Colombia)†(d)	4.375%		4/11/2027		1,285	1,292,646
Total						58,660,519

Food 1.27%
Bumble Bee Holdco SCA PIK (Luxembourg)†(d)	9.625%		3/15/2018		2,020	1,987,175
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%		4/15/2025		2,179	2,299,826
JBS USA LUX SA/JBS USA Finance, Inc.†	7.25%		6/1/2021		3,319	3,343,892
JBS USA LUX SA/JBS USA Finance, Inc.†	8.25%		2/1/2020		4,800	4,872,000
Kraft Heinz Foods Co.	6.75%		3/15/2032		3,506	4,376,249
Kraft Heinz Foods Co.	6.875%		1/26/2039		4,606	5,896,541

146	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Food (continued)
Kraft Heinz Foods Co.†	7.125%	8/1/2039	$493	$650,929
Smithfield Foods, Inc.†	3.35%	2/1/2022	975	985,252
Total				24,411,864

Health Care Services 0.59%
CHS/Community Health Systems, Inc.	6.25%	3/31/2023	1,851	1,919,487
Kaiser Foundation Hospitals	4.15%	5/1/2047	1,429	1,467,792
MPH Acquisition Holdings LLC†	7.125%	6/1/2024	440	471,328
Northwell Healthcare, Inc.	3.979%	11/1/2046	3,786	3,570,868
NYU Hospitals Center	4.368%	7/1/2047	652	670,608
WellCare Health Plans, Inc.	5.25%	4/1/2025	3,075	3,247,969
Total				11,348,052

Insurance 2.34%
American International Group, Inc.	4.70%	7/10/2035	4,787	5,081,917
Aon Corp.	8.205%	1/1/2027	5,545	7,222,362
Hanover Insurance Group, Inc. (The)	4.50%	4/15/2026	4,460	4,680,944
Lincoln National Corp.	6.30%	10/9/2037	514	636,645
MGIC Investment Corp.	5.75%	8/15/2023	2,475	2,666,812
Protective Life Corp.	8.45%	10/15/2039	5,103	7,459,509
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	11,330	12,718,469
Unum Group	5.75%	8/15/2042	2,922	3,436,544
Willis North America, Inc.	7.00%	9/29/2019	989	1,090,274
Total				44,993,476

Investment Management Companies 0.03%
GrupoSura Finance SA†	5.50%	4/29/2026	600	645,150

Leisure 0.61%
Carlson Travel, Inc.†	6.75%	12/15/2023	925	952,750
Carnival plc	7.875%	6/1/2027	5,500	7,187,400
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	2,768	3,593,335
Total				11,733,485

Lodging 0.41%
Caesar’s Entertainment Resort Properties LLC/Caesar’s Entertainment Resort Properties
Finance, Inc.	11.00%	10/1/2021	2,650	2,859,085
Marriott International, Inc.	4.50%	10/1/2034	4,295	4,518,589
Station Casinos LLC	7.50%	3/1/2021	413	430,553
Total				7,808,227

See Notes to Financial Statements.	147

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2017

				Principal
	Interest	Maturity		Amount	Fair
Investments	Rate	Date		(000)	Value
Machinery: Agricultural 0.03%
MHP SA (Ukraine)†(d)	7.75%	5/10/2024		$500	$506,337

Machinery: Industrial/Specialty 0.03%
Cleaver-Brooks, Inc.†	8.75%	12/15/2019		487	502,219

Machinery: Oil Well Equipment & Services 0.09%
BlueLine Rental Finance Corp./BlueLine Rental LLC†	9.25%	3/15/2024		1,687	1,767,132

Manufacturing 0.32%
Koppers, Inc.†	6.00%	2/15/2025		708	746,940
Trinity Industries, Inc.	4.55%	10/1/2024		5,300	5,369,064
Total					6,116,004

Media 3.57%
21st Century Fox America, Inc.	6.75%	1/9/2038		3,083	3,787,447
21st Century Fox America, Inc.	6.90%	8/15/2039		8,709	11,510,459
Block Communications, Inc.†	6.875%	2/15/2025		2,906	3,134,847
Charter Communications Operating LLC/Charter Communications Operating Capital	6.384%	10/23/2035		1,864	2,197,533
Comcast Corp.	6.95%	8/15/2037		1,410	1,957,451
Cox Communications, Inc.†	8.375%	3/1/2039		5,348	6,975,846
Discovery Communications LLC	6.35%	6/1/2040		4,875	5,254,114
NBCUniversal Enterprise, Inc.†	5.25%	–	(e)	8,433	8,960,062
Time Warner Cable LLC	7.30%	7/1/2038		9,716	12,408,916
Time Warner Cable, Inc.	6.55%	5/1/2037		2,560	3,078,180
Time Warner Entertainment Co. LP	8.375%	7/15/2033		3,215	4,449,017
VTR Finance BV (Netherlands)†(d)	6.875%	1/15/2024		3,000	3,198,750
WaveDivision Escrow LLC/WaveDivision Escrow Corp.†	8.125%	9/1/2020		1,720	1,793,100
Total					68,705,722

Metal Fabricating 0.05%
Valmont Industries, Inc.	5.25%	10/1/2054		1,070	1,018,600

Metals & Minerals: Miscellaneous 1.38%
Aleris International, Inc.†	9.50%	4/1/2021		1,456	1,528,800
Anglo American Capital plc (United Kingdom)†(d)	4.75%	4/10/2027		435	450,225
Barrick International Barbados Corp. (Barbados)†(d)	6.35%	10/15/2036		4,799	5,547,375
Barrick North America Finance LLC	7.50%	9/15/2038		1,310	1,699,454
FMG Resources (August 2006) Pty Ltd. (Australia)†(d)	9.75%	3/1/2022		3,535	4,086,460
Freeport-McMoRan, Inc.†	6.50%	11/15/2020		544	565,804

148	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Metals & Minerals: Miscellaneous (continued)
Glencore Finance Canada Ltd. (Canada)†(d)	6.00%	11/15/2041	$4,360	$4,780,544
Goldcorp, Inc. (Canada)(d)	5.45%	6/9/2044	2,715	2,992,563
Hudbay Minerals, Inc. (Canada)†(d)	7.25%	1/15/2023	344	361,200
Hudbay Minerals, Inc. (Canada)†(d)	7.625%	1/15/2025	576	621,723
New Gold, Inc. (Canada)†(d)	6.25%	11/15/2022	3,221	3,325,682
Teck Resources Ltd. (Canada)(d)	4.75%	1/15/2022	614	645,467
Total				26,605,297

Natural Gas 0.30%
Southern Star Central Corp.†	5.125%	7/15/2022	5,725	5,839,500

Oil 3.66%
Afren plc (United Kingdom)†(c)(d)	6.625%	12/9/2020	976	5,074
Afren plc (United Kingdom)†(c)(d)	10.25%	4/8/2019	2,049	10,656
Anadarko Holding Co.	7.95%	4/15/2029	3,307	4,194,248
Bill Barrett Corp.	7.00%	10/15/2022	985	935,750
Canadian Natural Resources Ltd. (Canada)(d)	4.95%	6/1/2047	3,015	3,049,522
Carrizo Oil & Gas, Inc.	7.50%	9/15/2020	2,500	2,565,625
Cenovus Energy, Inc. (Canada)†(d)	5.40%	6/15/2047	2,911	2,825,510
Concho Resources, Inc.	5.50%	4/1/2023	500	519,375
Endeavor Energy Resources LP/EER Finance, Inc.†	7.00%	8/15/2021	1,275	1,324,406
Eni SpA (Italy)†(d)	5.70%	10/1/2040	9,380	9,756,541
Helmerich & Payne International Drilling Co.	4.65%	3/15/2025	5,049	5,357,029
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.75%	10/1/2025	4,872	4,786,740
Kerr-McGee Corp.	7.875%	9/15/2031	5,046	6,609,246
Noble Holding International Ltd.	7.75%	1/15/2024	2,934	2,603,016
OGX Austria GmbH (Brazil)†(c)(d)	8.50%	6/1/2018	1,800	36
Precision Drilling Corp. (Canada)(d)	5.25%	11/15/2024	2,621	2,437,530
Raizen Fuels Finance SA (Luxembourg)†(d)	5.30%	1/20/2027	675	695,250
Sanchez Energy Corp.	6.125%	1/15/2023	3,156	2,793,060
Shell International Finance BV (Netherlands)(d)	6.375%	12/15/2038	3,881	5,191,633
Tapstone Energy LLC/Tapstone Energy Finance Corp.†	9.75%	6/1/2022	2,919	2,898,932
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(d)	4.00%	8/15/2026	1,975	1,930,069
Valero Energy Corp.	10.50%	3/15/2039	4,929	7,975,038
Western Refining, Inc.	6.25%	4/1/2021	1,948	2,009,479
Total				70,473,765

See Notes to Financial Statements.	149

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Oil: Crude Producers 6.15%
Cheniere Corpus Christi Holdings LLC†	5.125%		6/30/2027	$1,769	$1,795,535
Colonial Pipeline Co.†	7.63%		4/15/2032	3,820	5,194,226
DCP Midstream Operating LP†	6.75%		9/15/2037	3,320	3,610,500
Enbridge Energy Partners LP	8.05%	#	10/1/2077	4,055	4,014,450
Enbridge, Inc. (Canada)(d)	6.00%	#	1/15/2077	4,462	4,623,748
Energy Transfer LP	6.625%		10/15/2036	1,225	1,425,814
Energy Transfer LP	7.50%		7/1/2038	6,948	8,621,884
Energy Transfer LP	8.25%		11/15/2029	1,966	2,592,965
Enterprise Products Operating LLC	4.877%	#	8/1/2066	4,040	4,045,050
Enterprise Products Operating LLC	7.55%		4/15/2038	6,073	8,311,216
Florida Gas Transmission Co. LLC†	4.35%		7/15/2025	6,789	7,217,712
Gulfstream Natural Gas System LLC†	4.60%		9/15/2025	4,955	5,357,366
IFM US Colonial Pipeline 2 LLC†	6.45%		5/1/2021	6,020	6,553,806
Kinder Morgan, Inc.	7.75%		1/15/2032	13,189	16,980,376
Midcontinent Express Pipeline LLC†	6.70%		9/15/2019	6,700	7,177,375
MPLX LP	5.50%		2/15/2023	4,394	4,549,987
Regency Energy Partners LP/Regency Energy Finance Corp.	5.00%		10/1/2022	275	300,191
Regency Energy Partners LP/Regency Energy Finance Corp.	6.50%		7/15/2021	975	1,007,906
Sabine Pass Liquefaction LLC	5.875%		6/30/2026	5,322	6,010,411
Sabine Pass Liquefaction LLC	6.25%		3/15/2022	3,500	3,973,533
Southeast Supply Header LLC†	4.25%		6/15/2024	6,900	7,127,051
Tennessee Gas Pipeline Co. LLC	8.375%		6/15/2032	551	717,314
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	6.125%		10/15/2021	2,500	2,621,875
Williams Cos., Inc. (The)	8.75%		3/15/2032	3,458	4,478,110
Total					118,308,401

Oil: Integrated Domestic 1.01%
FTS International, Inc.†	8.631%	#	6/15/2020	2,394	2,435,895
Halliburton Co.	6.70%		9/15/2038	2,560	3,326,503
Halliburton Co.	7.45%		9/15/2039	1,750	2,438,366
National Oilwell Varco, Inc.	3.95%		12/1/2042	4,652	3,987,443
Oceaneering International, Inc.	4.65%		11/15/2024	3,214	3,243,424
Trinidad Drilling Ltd. (Canada)†(d)	6.625%		2/15/2025	1,534	1,530,165
Weatherford International Ltd.	9.875%		3/1/2039	2,141	2,462,150
Total					19,423,946

Paper & Forest Products 0.21%
International Paper Co.	7.30%		11/15/2039	2,955	3,993,671

150	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Real Estate Investment Trusts 2.32%
Alexandria Real Estate Equities, Inc.	3.95%	1/15/2028	$2,324	$2,383,050
Brixmor Operating Partnership LP	3.85%	2/1/2025	4,742	4,742,223
DDR Corp.	4.70%	6/1/2027	4,852	4,922,305
EPR Properties	5.25%	7/15/2023	9,021	9,644,117
Equinix, Inc.	5.75%	1/1/2025	2,674	2,901,290
HCP, Inc.	3.40%	2/1/2025	6,812	6,712,511
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada)†(d)	3.875%	3/20/2027	3,429	3,543,433
Physicians Realty LP	4.30%	3/15/2027	1,945	1,985,769
VEREIT Operating Partnership LP	3.00%	2/6/2019	2,599	2,632,969
VEREIT Operating Partnership LP	4.875%	6/1/2026	4,889	5,187,229
Total				44,654,896

Retail 1.34%
McDonald’s Corp.	6.30%	10/15/2037	4,310	5,542,587
New Albertson’s, Inc.	7.45%	8/1/2029	986	953,955
PetSmart, Inc.†	5.875%	6/1/2025	821	827,157
PVH Corp.	7.75%	11/15/2023	5,967	7,070,895
Rite Aid Corp.	6.75%	6/15/2021	2,953	3,000,986
Rite Aid Corp.	9.25%	3/15/2020	1,362	1,411,550
Walgreens Boots Alliance, Inc.	4.50%	11/18/2034	4,790	4,882,265
Walgreens Boots Alliance, Inc.	4.80%	11/18/2044	1,970	2,075,689
Total				25,765,084

Steel 0.33%
Cliffs Natural Resources, Inc.†	5.75%	3/1/2025	770	739,200
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc.†	6.375%	5/1/2022	954	999,315
Vale Overseas Ltd. (Brazil)(d)	6.875%	11/10/2039	4,230	4,560,786
Total				6,299,301

Technology 0.75%
Amazon.com, Inc.	4.80%	12/5/2034	8,882	10,192,273
Expedia, Inc.	5.00%	2/15/2026	3,920	4,262,749
Total				14,455,022

Telecommunications 3.64%
AT&T, Inc.	5.25%	3/1/2037	1,538	1,612,387
AT&T, Inc.	6.00%	8/15/2040	17,170	19,193,296
AT&T, Inc.	6.50%	9/1/2037	7,673	9,141,497
CommScope Technologies LLC†	5.00%	3/15/2027	1,092	1,094,730

See Notes to Financial Statements.	151

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Telecommunications (continued)
Qwest Capital Funding, Inc.	6.875%	7/15/2028	$2,255	$2,159,162
U.S. Cellular Corp.	6.70%	12/15/2033	2,459	2,505,721
Verizon Communications, Inc.	4.272%	1/15/2036	2,568	2,454,754
Verizon Communications, Inc.	4.40%	11/1/2034	5,736	5,628,157
Verizon Communications, Inc.†	4.812%	3/15/2039	4,567	4,609,939
Verizon Communications, Inc.†	5.012%	4/15/2049	17,925	18,105,827
Verizon Communications, Inc.	5.05%	3/15/2034	2,628	2,766,969
VimpelCom Holdings BV (Netherlands)†(d)	5.95%	2/13/2023	650	702,000
Total				69,974,439

Transportation: Miscellaneous 0.44%
Burlington Northern Santa Fe LLC	6.15%	5/1/2037	1,962	2,573,449
Burlington Northern Santa Fe LLC	6.20%	8/15/2036	245	320,884
Empresa de Transporte de Pasajeros Metro SA (Chile)†(d)	5.00%	1/25/2047	750	808,125
Florida East Coast Holdings Corp.†	6.75%	5/1/2019	2,475	2,555,437
Navios South American Logistics, Inc./Navios Logistics Finance US, Inc. (Uruguay)†(d)	7.25%	5/1/2022	973	941,378
Rumo Luxembourg Sarl (Luxembourg)†(d)	7.375%	2/9/2024	1,000	1,037,400
Watco Cos. LLC/Watco Finance Corp.†	6.375%	4/1/2023	151	157,418
Total				8,394,091

Utilities 0.38%
Aquarion Co.†	4.00%	8/15/2024	7,250	7,389,251
Total Corporate Bonds (cost $1,082,357,739)				1,121,599,827

FLOATING RATE LOANS(h) 0.80%

Business Services 0.13%
Neff Rental LLC 2nd Lien Closing Date Term Loan	7.543%	6/9/2021	2,541	2,548,605

Food 0.05%
Amplify Snack Brands, Inc. Term Loan	6.50%	9/2/2023	896	892,514

Gaming 0.16%
Seminole Tribe of Florida Initial Term Loan	3.397%	4/29/2020	3,066	3,078,744

Lodging 0.32%
Las Vegas Sands LLC 2017 Refinancing Term Loan	3.05%	3/29/2024	6,259	6,278,176

Media 0.14%
AMC Networks, Inc. Term Loan A	2.493%	12/16/2019	2,670	2,676,599
Total Floating Rate Loans (cost $15,403,231)				15,474,638

152	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2017

				Principal
	Interest		Maturity	Amount			Fair
Investments	Rate		Date	(000)			Value
FOREIGN BONDS(b) 0.51%

Brazil 0.04%
BRF SA†	7.75%		5/22/2018	BRL	2,500		$760,982

Mexico 0.08%
Red de Carreteras de Occidente S.A.P.I.B. de CV†	9.00%		6/10/2028	MXN	31,250		1,631,347

United Kingdom 0.39%
Old Mutual plc	8.00%		6/3/2021	GBP	5,000		7,502,661
Total Foreign Bonds (cost $11,955,020)							9,894,990

FOREIGN GOVERNMENT OBLIGATIONS 0.89%

Argentina 0.40%
City of Buenos Aires(b)	22.713%	#	3/29/2024	ARS	28,700		1,796,087
Provincia de Mendoza†(d)	8.375%		5/19/2024		$800		856,776
Provincia of Neuquen†(d)	7.50%		4/27/2025		936		960,317
Provincia of Neuquen†(d)	8.625%		5/12/2028		1,050		1,182,416
Republic of Argentina(d)	6.875%		1/26/2027		2,734		2,910,343
Total							7,705,939

Bermuda 0.10%
Government of Bermuda†	3.717%		1/25/2027		2,000		1,999,740

Indonesia 0.18%
Republic of Indonesia†(d)	3.70%		1/8/2022		750		771,549
Republic of Indonesia†(d)	4.35%		1/8/2027		2,460		2,584,250
Total							3,355,799

Panama 0.11%
Republic of Panama(d)	4.50%		5/15/2047		2,000		2,040,000

Saudi Arabia 0.10%
Saudi International Bond†(d)	3.25%		10/26/2026		2,000		1,979,270
Total Foreign Government Obligations (cost $16,522,918)							17,080,748

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.31%
Federal Home Loan Mortgage Corp. 1020 S IO	900.95%	#(i)	12/15/2020		–	(a)	374
Federal Home Loan Mortgage Corp. 1032 O IO	544.714%	(i)	12/15/2020		–	(a)	485
Federal Home Loan Mortgage Corp. 1046 I IO	1009.00%	(i)	2/15/2021		–	(a)	283
Federal Home Loan Mortgage Corp. 1049 N IO	1010.50%	(i)	2/15/2021		–	(a)	246
Federal Home Loan Mortgage Corp. 1058 I IO	1008.50%	(i)	4/15/2021		–	(a)	156

See Notes to Financial Statements.	153

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2017

				Principal
	Interest		Maturity	Amount		Fair
Investments	Rate		Date	(000)		Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. 1059 U IO	409.00%	(i)	4/15/2021	$–	(a)	$324
Federal Home Loan Mortgage Corp. 1066 S IO	1195.607%	(i)	4/15/2021	–	(a)	878
Federal Home Loan Mortgage Corp. 1082 D IO	1007.78%	(i)	5/15/2021	–	(a)	715
Federal Home Loan Mortgage Corp. 1095 A PO	Zero Coupon		6/15/2021	3		3,115
Federal Home Loan Mortgage Corp. 1137 M IO	1185.497%	(i)	9/15/2021	–	(a)	402
Federal Home Loan Mortgage Corp. 1148 F PO	Zero Coupon		10/15/2021	2		2,169
Federal Home Loan Mortgage Corp. 1180 G IO	1008.40%	(i)	11/15/2021	–	(a)	340
Federal Home Loan Mortgage Corp. 1200 IB IO	1007.00%	(i)	2/15/2022	–	(a)	109
Federal Home Loan Mortgage Corp. 1241 X IO	982.654%	(i)	4/15/2022	–	(a)	151
Federal Home Loan Mortgage Corp. 1363 B PO	Zero Coupon		8/15/2022	29		27,979
Federal Home Loan Mortgage Corp. 1372 C PO	Zero Coupon		9/15/2022	8		8,178
Federal Home Loan Mortgage Corp. 141 A PO	Zero Coupon		7/1/2022	2		1,766
Federal Home Loan Mortgage Corp. 73 G IO	1095.35%	(i)	10/15/2020	–	(a)	160
Federal National Mortgage Assoc. 133 1 PO	Zero Coupon		4/25/2022	1		967
Federal National Mortgage Assoc. 1991-158 E IO	1008.00%	#(i)	12/25/2021	–	(a)	342
Federal National Mortgage Assoc. 94 2 IO(i)	9.50%		8/25/2021	2		224
Government National Mortgage Assoc. 2013-48 IO	0.60%	#(i)	7/16/2054	18,228		762,830
Government National Mortgage Assoc. 2017-41 AS	2.60%	(i)	6/16/2058	5,173		5,142,880
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $6,041,166)						5,955,073

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGH 1.82%
Federal National Mortgage Assoc.(j) (cost $34,933,107)	3.50%		TBA	34,000		35,095,545

MUNICIPAL BONDS 0.58%

Miscellaneous
North Texas Tollway Auth	8.41%		2/1/2030	1,950		2,566,180
North Texas Tollway Auth	8.91%		2/1/2030	7,500		8,654,325
Total Municipal Bonds (cost $10,419,805)						11,220,505

154	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 1.84%
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.441%	#	7/10/2050	$1,776	$1,665,554
Commercial Mortgage Pass-Through Certificates 2016-SAVA A†	2.71%	#	10/15/2034	4,291	4,314,787
Credit Suisse Mortgage Capital Certificates 2010-RR2 2B†	5.936%	#	9/15/2039	1,015	1,014,073
Credit Suisse Mortgage Capital Certificates 2014-2R 22A1†	3.00%	#	7/27/2036	259	253,945
Credit Suisse Mortgage Capital Certificates 2014-2R 26A1†	3.00%	#	6/27/2037	455	450,195
Credit Suisse Mortgage Capital Certificates 2014-USA E†	4.373%		9/15/2037	3,400	2,964,222
Credit Suisse Project Capital Certificates Structure(f)	1.00%		1/16/2059	2,615	2,601,516
DBWF Mortgage Trust 2015-LCM D†	3.421%	#	6/10/2034	1,600	1,435,880
GAHR Commercial Mortgage Trust 2015-NRF DFX†	3.382%	#	12/15/2034	1,472	1,497,195
GS Mortgage Securities Trust 2013-GC12 XA IO	1.552%	#(i)	6/10/2046	25,997	1,637,734
GS Mortgage Securities Trust 2013-GC12 XB IO	0.513%	#	6/10/2046	47,400	1,426,067
GS Mortgage Securities Trust 2015-GC32 C	4.412%	#	7/10/2048	1,022	1,032,674
GS Mortgage Securities Trust 2015-GS1 XB IO	0.184%	#	11/10/2048	30,000	527,550
Hudsons Bay Simon JV Trust 2015-HB10 XB10 IO†	0.541%	#	8/5/2034	16,028	681,591
Hudsons Bay Simon JV Trust 2015-HB7 XB7 IO†	0.493%	#	8/5/2034	18,308	480,677
Jefferies Structured CMO Class A(f)	2.60%		2/16/2059	1,735	1,720,361
JPMorgan Chase Commercial Mortgage Securities Trust(f)	Zero Coupon		5/16/2059	2,082	2,083,220
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	1.179%	#(i)	4/15/2047	6,503	211,174
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.272%	#	4/15/2047	1,896	37,904
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.31%	#	7/15/2048	1,674	1,569,868
JPMorgan Chase Commercial Mortgage-Backed Securities Trust 2009-RR1 A4B†	5.83%	#	3/18/2051	1,282	1,281,841
Merrill Lynch Mortgage Investors Trust 2006-AF2 AF1	6.25%		10/25/2036	1,001	837,732
Sequoia Mortgage Trust 2012-4 A3	2.069%	#	9/25/2042	603	579,971
Wells Fargo Commercial Mortgage Trust 2013-LC12 D†	4.295%	#	7/15/2046	2,256	2,073,265
Wells Fargo Commercial Mortgage Trust 2016-C33 D†	3.123%		3/15/2059	1,973	1,541,508
WF-RBS Commercial Mortgage Trust 2012-C7 A1	2.30%		6/15/2045	663	667,485

See Notes to Financial Statements.	155

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	1.157%	#(i)	5/15/2047	$12,994	$687,105
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.572%	#	5/15/2047	2,617	98,449
Total Non-Agency Commercial Mortgage-Backed Securities (cost $34,554,845)					35,373,543

	Dividend			Shares
	Rate			(000)
PREFERRED STOCKS 0.22%

Electric: Power 0.18%
SCE Trust III	5.75%	#		120	3,445,676

Oil 0.04%
Templar Energy LLC	Zero Coupon			78	823,327
Total Preferred Stocks (cost $3,774,121)					4,269,003

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)

U.S. TREASURY OBLIGATIONS 21.96%
U.S. Treasury Bond	3.00%		2/15/2047	$2,187	2,243,256
U.S. Treasury Note	1.25%		3/31/2021	48,631	47,975,600
U.S. Treasury Note	1.25%		10/31/2021	51,093	50,108,080
U.S. Treasury Note	1.375%		5/31/2021	10,007	9,904,388
U.S. Treasury Note	1.75%		10/31/2020	42,301	42,612,463
U.S. Treasury Note	1.75%		3/31/2022	113,659	113,618,992
U.S. Treasury Note	1.75%		5/31/2022	55,819	55,811,353
U.S. Treasury Note	2.00%		12/31/2021	30,352	30,716,588
U.S. Treasury Note	2.00%		11/15/2026	3,450	3,389,625
U.S. Treasury Note	2.125%		8/15/2021	52,368	53,343,773
U.S. Treasury Note	2.375%		5/15/2027	4,468	4,534,582
U.S. Treasury Note	2.625%		11/15/2020	7,926	8,211,772
Total U.S. Treasury Obligations (cost $423,830,181)					422,470,472
Total Long-Term Investments (cost $1,827,198,355)					1,865,848,329

156	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
SHORT-TERM INVESTMENTS 3.55%

ASSET-BACKED SECURITIES 0.21%

Lodging
Marriott International, Inc.
(cost $4,081,668)	Zero Coupon		7/12/2017	$4,088	$4,081,668

CORPORATE BONDS 0.77%

Banks: Regional 0.72%
Bank of America NA	6.10%		6/15/2017	7,750	7,760,346
Compass Bank	1.85%		9/29/2017	6,000	6,000,870
Total					13,761,216

Oil: Crude Producers 0.05%
Enbridge, Inc. (Canada)(d)	1.514%	#	6/2/2017	968	968,000
Total Corporate Bonds (cost $14,734,268)					14,729,216

REPURCHASE AGREEMENT 2.57%
Repurchase Agreement dated 5/31/2017, 0.09% due 6/1/2017 with Fixed Income Clearing Corp. collateralized by $50,605,000 of U.S. Treasury Note at 2.00% due 8/15/2025; value: $50,333,150; proceeds: $49,344,654 (cost $49,344,531)				49,345	49,344,531
Total Short-Term Investments (cost $68,160,467)					68,155,415
Total Investments in Securities 100.54% (cost $1,895,358,822)					1,934,003,744
Liabilities in Excess of Cash and Other Assets(k) (0.54%)					(10,341,846)
Net Assets 100.00%					$1,923,661,898

ARS	Argentine Peso
BRL	Brazilian real.
GBP	British pound.
MXN	Mexican peso.
ADR	American Depositary Receipt.
IO	Interest Only.
PIK	Payment-in-kind.
PO	Principal Only.

#	Variable rate security. The interest rate represents the rate in effect at May 31, 2017.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
*	Non-income producing security.
(a)	Amount is less than $1,000.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Defaulted (non-income producing security).
(d)	Foreign security traded in U.S. dollars.

See Notes to Financial Statements.	157

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2017

(e)	Security is perpetual in nature and has no stated maturity.
(f)	Securities purchased on a when-issued basis (See Note 2(i)).
(g)	Debenture pays interest at an annual fixed rate of 6.974% through December 1, 2017. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 2.53% through June 1, 2067. This debenture is subject to full redemption at the option of the issuer any time prior to December 1, 2017.
(h)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2017.
(i)	IOettes. These securities represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, however, a nominal amount of principal is assigned to an IOette. This amount is very small in relation to the interest flow that constitutes almost all of the IOette cash flow. The stated price and coupon are linked to that small principal amount and therefore appear unusually large.
(j)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(k)	Liabilities in Excess of Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Credit Default Swaps on Indexes – Buy Protection at May 31, 2017(1):

							Credit
							Default
							Swap
							Agreements
							Receivable/
Referenced	Fund	Termination	Notional	Fair	Payments	Unrealized	(Payable) at
Issuer*	Receives	Date	Amount	Value(2)	Upfront(3)	Depreciation(4)	Fair Value(5)
Markit CMBX. NA.AAA.8(6)	.50%	10/17/2057	$8,877,000	$8,953,843	$424,256	$(347,413)	$76,843

*	The Referenced Index is for Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgaged backed securities. (See Note 2(q)).
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments paid are presented net of amortization (See Note 2(q)).
(4)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $347,413.
(5)	Includes upfront payments paid.
(6)	Swap Counterparty: Morgan Stanley.

158	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2017

Open Forward Foreign Currency Exchange Contracts at May 31, 2017:

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
Argentine peso	Buy	BNP Paribas S.A.	8/15/2017	6,780,000	$ 405,867	$ 406,859	$992
Brazilian real	Buy	J.P. Morgan	7/13/2017	375,000	114,368	114,833	465
Chilean peso	Buy	Barclays Bank plc	8/16/2017	2,150,000,000	3,155,407	3,182,567	27,160
Chinese yuan renminbi	Buy	Bank of America	8/16/2017	13,600,000	1,947,707	1,986,775	39,068
Chinese yuan renminbi	Buy	Barclays Bank plc	7/13/2017	45,585,000	6,551,922	6,674,068	122,146
Chinese yuan renminbi	Buy	State Street Bank and Trust	6/9/2017	25,300,000	3,653,430	3,709,949	56,519
Chinese yuan renminbi	Buy	State Street Bank and Trust	6/9/2017	13,550,000	1,944,046	1,986,949	42,903
Chinese yuan renminbi	Buy	State Street Bank and Trust	7/13/2017	1,440,000	207,194	210,829	3,635
Chinese yuan renminbi	Buy	State Street Bank and Trust	8/16/2017	1,055,000	154,060	154,121	61
Colombian peso	Buy	Goldman Sachs	7/13/2017	560,185,000	187,896	190,903	3,007
Colombian peso	Buy	J.P. Morgan	6/9/2017	9,450,000,000	3,135,098	3,237,000	101,902
Colombian peso	Buy	State Street Bank and Trust	8/16/2017	16,000,000,000	5,331,112	5,425,698	94,586
Czech koruna	Buy	Bank of America	6/9/2017	22,800,000	919,201	972,323	53,122
Czech koruna	Buy	J.P. Morgan	8/16/2017	91,900,000	3,758,845	3,935,780	176,935
Czech koruna	Buy	Morgan Stanley	6/9/2017	15,100,000	594,401	643,951	49,550
Czech koruna	Buy	State Street Bank and Trust	7/13/2017	81,300,000	3,274,687	3,474,827	200,140
euro	Buy	State Street Bank and Trust	7/13/2017	100,000	111,974	112,581	607
Hungarian forint	Buy	Bank of America	7/13/2017	817,940,000	2,857,467	2,985,404	127,937
Hungarian forint	Buy	Bank of America	8/16/2017	568,900,000	1,998,169	2,078,973	80,804
Hungarian forint	Buy	Standard Chartered Bank	6/9/2017	630,000,000	2,140,562	2,296,458	155,896
Hungarian forint	Buy	Standard Chartered Bank	7/13/2017	1,526,500,000	5,208,787	5,571,581	362,794
Indian rupee	Buy	J.P. Morgan	7/13/2017	337,700,000	5,203,630	5,216,787	13,157
Indian rupee	Buy	J.P. Morgan	7/13/2017	8,535,000	131,705	131,849	144
Indian rupee	Buy	J.P. Morgan	8/16/2017	12,320,000	188,483	189,683	1,200
Indian rupee	Buy	J.P. Morgan	8/16/2017	5,000,000	76,956	76,982	26
Indian rupee	Buy	State Street Bank and Trust	6/9/2017	174,000,000	2,582,944	2,697,465	114,521
Indian rupee	Buy	UBS AG	6/9/2017	241,000,000	3,587,644	3,736,144	148,500
Indonesian rupiah	Buy	J.P. Morgan	7/13/2017	33,300,000,000	2,477,494	2,494,943	17,449
Indonesian rupiah	Buy	J.P. Morgan	8/15/2017	46,650,000,000	3,466,082	3,484,498	18,416
Indonesian rupiah	Buy	Standard Chartered Bank	6/9/2017	1,235,000,000	92,168	92,805	637
Indonesian rupiah	Buy	State Street Bank and Trust	7/13/2017	1,767,300,000	131,694	132,412	718
Indonesian rupiah	Buy	UBS AG	6/9/2017	70,815,000,000	5,240,509	5,321,435	80,926

See Notes to Financial Statements.	159

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2017

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
Israeli new shekel	Buy	Bank of America	7/13/2017	340,000	$ 96,159	$ 96,164	$5
Israeli new shekel	Buy	Barclays Bank plc	7/13/2017	8,110,000	2,225,451	2,293,805	68,354
Malaysian ringgit	Buy	Barclays Bank plc	7/13/2017	21,350,000	4,792,476	4,966,464	173,988
Malaysian ringgit	Buy	State Street Bank and Trust	7/13/2017	16,580,000	3,721,661	3,856,860	135,199
Malaysian ringgit	Buy	State Street Bank and Trust	7/13/2017	577,000	134,186	134,222	36
Mexican peso	Buy	Goldman Sachs	7/13/2017	35,900,000	1,886,679	1,912,195	25,516
Mexican peso	Buy	J.P. Morgan	7/13/2017	124,500,000	6,564,388	6,631,429	67,041
Mexican peso	Buy	Standard Chartered Bank	7/13/2017	2,890,000	150,942	153,934	2,992
Mexican peso	Buy	State Street Bank and Trust	8/15/2017	35,175,000	1,832,828	1,863,751	30,923
Peruvian Nuevo sol	Buy	Barclays Bank plc	8/16/2017	11,640,000	3,503,666	3,533,035	29,369
Peruvian Nuevo sol	Buy	UBS AG	6/9/2017	10,850,000	3,265,024	3,315,103	50,079
Philippine peso	Buy	Barclays Bank plc	8/16/2017	96,600,000	1,921,126	1,931,989	10,863
Philippine peso	Buy	J.P. Morgan	7/13/2017	327,300,000	6,556,622	6,560,652	4,030
Philippine peso	Buy	Morgan Stanley	7/13/2017	7,580,000	150,307	151,939	1,632
Polish zloty	Buy	State Street Bank and Trust	7/13/2017	21,650,000	5,412,107	5,817,833	405,726
Polish zloty	Buy	State Street Bank and Trust	7/13/2017	290,000	74,762	77,929	3,167
Polish zloty	Buy	State Street Bank and Trust	8/16/2017	9,485,000	2,440,235	2,548,147	107,912
Polish zloty	Buy	State Street Bank and Trust	8/16/2017	286,000	76,729	76,834	105
Romanian new leu	Buy	Barclays Bank plc	8/16/2017	4,780,000	1,144,683	1,178,447	33,764
Romanian new leu	Buy	J.P. Morgan	6/9/2017	10,600,000	2,469,820	2,608,300	138,480
Romanian new leu	Buy	J.P. Morgan	7/13/2017	12,985,000	3,063,085	3,198,475	135,390
Russian ruble	Buy	Barclays Bank plc	6/9/2017	233,000,000	3,897,390	4,101,473	204,083
Russian ruble	Buy	Barclays Bank plc	8/16/2017	223,000,000	3,795,034	3,868,265	73,231
Russian ruble	Buy	Standard Chartered Bank	7/13/2017	4,350,000	75,215	76,009	794
Russian ruble	Buy	State Street Bank and Trust	7/13/2017	292,550,000	5,010,705	5,111,815	101,110
Singapore dollar	Buy	State Street Bank and Trust	6/9/2017	1,650,000	1,164,517	1,192,602	28,085
South African rand	Buy	Citibank	7/13/2017	61,360,000	4,367,659	4,644,526	276,867
South African rand	Buy	State Street Bank and Trust	6/9/2017	17,000,000	1,277,938	1,294,449	16,511
South African rand	Buy	State Street Bank and Trust	7/13/2017	3,040,000	224,974	230,107	5,133
South Korean won	Buy	State Street Bank and Trust	6/9/2017	500,000,000	432,489	446,728	14,239
Taiwan dollar	Buy	Standard Chartered Bank	7/13/2017	97,350,000	3,183,766	3,233,969	50,203

160	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2017

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
Thai baht	Buy	Bank of America	6/9/2017	88,500,000	$2,505,627	$2,598,203	$92,576
Thai baht	Buy	Standard Chartered Bank	7/13/2017	87,000,000	2,510,591	2,553,829	43,238
Turkish lira	Buy	Bank of America	6/9/2017	9,800,000	2,560,549	2,771,278	210,729
Turkish lira	Buy	Bank of America	6/9/2017	405,000	112,854	114,527	1,673
Turkish lira	Buy	Citibank	7/13/2017	31,800,000	8,429,754	8,906,138	476,384
Turkish lira	Buy	Citibank	8/15/2017	5,900,000	1,609,014	1,636,661	27,647
Australian dollar	Sell	J.P. Morgan	7/13/2017	4,945,000	3,698,875	3,672,043	26,832
Brazilian real	Sell	Goldman Sachs	6/9/2017	11,720,000	3,655,646	3,615,610	40,036
Brazilian real	Sell	State Street Bank and Trust	7/13/2017	1,400,000	433,772	428,711	5,061
Canadian dollar	Sell	State Street Bank and Trust	7/13/2017	2,470,000	1,857,100	1,829,836	27,264
Chilean peso	Sell	Bank of America	6/9/2017	55,000,000	82,956	81,605	1,351
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$5,243,541

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
Argentine peso	Buy	BNP Paribas S.A.	7/25/2017	92,700,000	$5,763,133	$5,613,476	$(149,657)
Argentine peso	Buy	J.P. Morgan	8/15/2017	68,050,000	4,213,622	4,083,589	(130,033)
Argentine peso	Buy	UBS AG	6/21/2017	81,600,000	5,071,473	5,019,770	(51,703)
Australian dollar	Buy	J.P. Morgan	7/13/2017	4,945,000	3,721,984	3,672,043	(49,941)
Brazilian real	Buy	Goldman Sachs	7/13/2017	27,950,000	8,751,331	8,558,917	(192,414)
Brazilian real	Buy	State Street Bank and Trust	6/9/2017	19,600,000	6,105,729	6,046,583	(59,146)
British pound	Buy	J.P. Morgan	7/13/2017	1,380,000	1,788,463	1,780,375	(8,088)
Chilean peso	Buy	State Street Bank and Trust	6/9/2017	100,140,000	150,124	148,580	(1,544)
Chilean peso	Buy	UBS AG	6/9/2017	2,110,000,000	3,189,503	3,130,657	(58,846)
Colombian peso	Buy	Bank of America	7/13/2017	9,255,000,000	3,197,996	3,153,967	(44,029)
Colombian peso	Buy	State Street Bank and Trust	8/16/2017	284,860,000	96,694	96,598	(96)
Czech koruna	Buy	Citibank	8/16/2017	2,255,000	96,596	96,574	(22)
Indonesian rupiah	Buy	J.P. Morgan	8/15/2017	2,062,000,000	154,030	154,020	(10)
Peruvian Nuevo sol	Buy	Goldman Sachs	7/13/2017	490,000	149,799	149,216	(583)
Peruvian Nuevo sol	Buy	UBS AG	7/13/2017	11,700,000	3,570,884	3,562,909	(7,975)
Philippine peso	Buy	J.P. Morgan	7/13/2017	186,300,000	3,739,687	3,734,340	(5,347)
Philippine peso	Buy	State Street Bank and Trust	8/16/2017	4,810,000	96,237	96,199	(38)
Turkish lira	Buy	State Street Bank and Trust	8/15/2017	625,000	173,417	173,375	(42)
British pound	Sell	J.P. Morgan	7/13/2017	1,595,000	1,995,779	2,057,753	(61,974)
British pound	Sell	State Street Bank and Trust	7/19/2017	3,380,000	4,119,511	4,361,413	(241,902)

See Notes to Financial Statements.	161

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2017

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
British pound	Sell	UBS AG	7/19/2017	2,380,000	$3,042,121	$3,071,054	$(28,933)
Canadian dollar	Sell	J.P. Morgan	7/13/2017	2,680,000	1,964,714	1,985,410	(20,696)
Chilean peso	Sell	Bank of America	6/9/2017	1,269,140,000	1,882,355	1,883,053	(698)
euro	Sell	J.P. Morgan	8/16/2017	3,462,554	3,758,845	3,904,999	(146,154)
euro	Sell	J.P. Morgan	8/16/2017	1,155,000	1,267,749	1,302,586	(34,837)
euro	Sell	State Street Bank and Trust	7/13/2017	1,445,000	1,541,938	1,626,794	(84,856)
Hungarian forint	Sell	Citibank	6/9/2017	563,920,000	2,048,651	2,055,585	(6,934)
Indian rupee	Sell	J.P. Morgan	6/9/2017	5,000,000	76,026	77,513	(1,487)
Indian rupee	Sell	J.P. Morgan	7/13/2017	121,500,000	1,869,116	1,876,931	(7,815)
Japanese yen	Sell	Goldman Sachs	8/16/2017	214,115,000	1,885,491	1,939,781	(54,290)
Peruvian Nuevo sol	Sell	Goldman Sachs	6/9/2017	380,000	116,041	116,105	(64)
Peruvian Nuevo sol	Sell	State Street Bank and Trust	6/9/2017	6,020,000	1,824,795	1,839,347	(14,552)
Thai baht	Sell	Bank of America	6/9/2017	88,500,000	2,557,818	2,598,203	(40,385)
Thai baht	Sell	Standard Chartered Bank	7/13/2017	10,850,000	313,726	318,495	(4,769)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(1,509,860)

Open Futures Contracts at May 31, 2017:
				Notional	Unrealized
Type	Expiration	Contracts	Position	Value	Appreciation
U.S. 2-Year Treasury Note	September 2017	249	Long	$53,904,610	$3,440
U.S. 5-Year Treasury Note	September 2017	1,659	Long	196,280,437	398,890
U.S. Long Bond	September 2017	108	Long	16,611,750	164,337
Totals				$266,796,797	$566,667

				Notional	Unrealized
Type	Expiration	Contracts	Position	Value	Depreciation
U.S. 10-Year Treasury Note	September 2017	1,861	Short	$(235,038,484)	$(733,837)
Ultra Long U.S. Treasury Bond	September 2017	39	Short	(6,439,875)	(103,660)
Totals				$(241,478,359)	$(837,497)

162	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2017

The following is a summary of the inputs used as of May 31, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Asset-Backed Securities	$–	$187,894,351	$–		$187,894,351
Common Stocks
Oil	8,497	2,511,188	–		2,519,685
Convertible Bonds
Oil	–	–	42,747	(4)	42,747
Remaining Industries	–	1,038,870	–		1,038,870
Corporate Bonds	–	1,136,329,043	–		1,136,329,043
Floating Rate Loans	–	15,474,638	–		15,474,638
Foreign Bonds	–	9,894,990	–		9,894,990
Foreign Government Obligations	–	17,080,748	–		17,080,748
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	5,955,073	–		5,955,073
Government Sponsored Enterprises Pass-Through	–	35,095,545	–		35,095,545
Municipal Bonds	–	11,220,505	–		11,220,505
Non-Agency Commercial Mortgage-Backed Securities	–	31,051,666	4,321,877	(5)	35,373,543
Preferred Stocks	3,445,676	823,327	–		4,269,003
U.S. Treasury Obligations	–	422,470,472	–		422,470,472
Repurchase Agreement	–	49,344,531	–		49,344,531
Total	$3,454,173	$1,926,184,947	$4,364,624		$1,934,003,744

Other Financial Instruments
Credit Default Swaps
Assets	$–	$76,843	$–		$76,843
Liabilities	–	–	–		–
Forward Foreign Currency Exchange Contracts
Assets	–	5,243,541	–		5,243,541
Liabilities	–	(1,509,860)	–		(1,509,860)
Futures Contracts
Assets	566,667	–	–		566,667
Liabilities	(837,497)	–	–		(837,497)
Total	$(270,830)	$3,810,524	$–		$3,539,694

(1)	Refer to Note 2(s) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended May 31, 2017.
(4)	Level 3 securities fair valued by the Pricing Committee, as described in Note 2(a) in the Notes to Financials:

Investment Type	Security	Fair Value
Convertible Bonds (Oil)	Oleo e Gas Participacoes SA	$23,876
Convertible Bonds (Oil)	Oleo e Gas Participacoes SA	18,871

(5)	Includes securities valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments:

Investment Type	Security	Fair Value
Non-Agency Commercial Mortgage-Backed Securities	Credit Suisse Project Capital Certificates Structure	$2,601,516
Non-Agency Commercial Mortgage-Backed Securities	Jefferies Structured CMO Class A	1,720,361

See Notes to Financial Statements.	163

Schedule of Investments (unaudited)(concluded)

INCOME FUND May 31, 2017

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

			Non-Agency
			Commercial
		Floating	Mortgage-
	Convertible	Rate	Backed
Investment Type	Bonds	Loans	Securities
Balance as of December 1, 2016	$71,814	$388,399	$–
Accrued discounts/premiums	–	72	–
Realized gain (loss)	–	719	–
Change in unrealized appreciation/depreciation	(29,067)	1,160	–
Purchases	–	–	4,321,877
Sales	–	(390,350)	–
Net transfers into Level 3	–	–	–
Net transfers out of Level 3	–	–	–
Balance as of May 31, 2017	$42,747	$–	$4,321,877
Net change in unrealized appreciation/depreciation for period ended May 31, 2017 related to Level 3 investments held at May 31, 2017	$(29,067)	$–	$–

164	See Notes to Financial Statements.

Schedule of Investments (unaudited)

INFLATION FOCUSED FUND May 31, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
LONG-TERM INVESTMENTS 93.20%

ASSET-BACKED SECURITIES 21.06%

Automobiles 9.27%
Ally Auto Receivables Trust 2014-1 A3	0.97%	10/15/2018	$70	$69,714
Ally Auto Receivables Trust 2014-2 A3	1.25%	4/15/2019	246	245,748
Ally Auto Receivables Trust 2014-2 B	2.10%	3/16/2020	3,500	3,521,374
Ally Auto Receivables Trust 2015-2 A3	1.49%	11/15/2019	327	326,927
American Credit Acceptance Receivables Trust 2015-3 C†	4.84%	10/12/2021	183	188,120
AmeriCredit Automobile Receivables Trust 2 013-3 E†	3.74%	12/8/2020	127	128,431
AmeriCredit Automobile Receivables Trust 2014-2 C	2.18%	6/8/2020	1,311	1,316,861
AmeriCredit Automobile Receivables Trust 2015-2 C	2.40%	1/8/2021	1,855	1,872,691
AmeriCredit Automobile Receivables Trust 2016-2 C	2.87%	11/8/2021	1,499	1,515,429
AmeriCredit Automobile Receivables Trust 2016-3 B	1.80%	10/8/2021	718	715,519
AmeriCredit Automobile Receivables Trust 2016-4 A2A	1.34%	4/8/2020	591	590,441
AmeriCredit Automobile Receivables Trust 2017-1 A2A	1.51%	5/18/2020	924	924,143
AmeriCredit Automobile Receivables Trust 2017-1 D	3.13%	1/18/2023	365	366,652
AmeriCredit Automobile Receivables Trust 2017-2 C	2.97%	3/20/2023	1,456	1,464,548
Avis Budget Rental Car Funding AESOP LLC 2013-2A A†	2.97%	2/20/2020	463	469,129
Avis Budget Rental Car Funding AESOP LLC 2014-1A A†	2.46%	7/20/2020	2,637	2,648,193
Avis Budget Rental Car Funding AESOP LLC 2015-2A A†	2.63%	12/20/2021	555	557,113
California Republic Auto Receivables Trust 2013-2 A2	1.23%	3/15/2019	108	107,696
California Republic Auto Receivables Trust 2015-1 B	2.51%	2/16/2021	1,183	1,190,836
California Republic Auto Receivables Trust 2015-3 A4	2.13%	5/17/2021	694	697,443
California Republic Auto Receivables Trust 2015-4 A3†	2.04%	1/15/2020	3,927	3,937,899

See Notes to Financial Statements.	165

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Automobiles (continued)
California Republic Auto Receivables Trust 2015-4 B†	3.73%	11/15/2021	$417	$430,179
California Republic Auto Receivables Trust 2016-1 A3	1.89%	5/15/2020	814	816,057
California Republic Auto Receivables Trust 2016-1 A4	2.24%	10/15/2021	1,256	1,266,974
California Republic Auto Receivables Trust 2016-2 A3	1.56%	7/15/2020	244	243,993
California Republic Auto Receivables Trust 2016-2 A4	1.83%	12/15/2021	320	320,229
Capital Auto Receivables Asset Trust 2013-4 C	2.67%	2/20/2019	1,288	1,291,605
Capital Auto Receivables Asset Trust 2014-3 C†	2.71%	11/20/2019	364	367,352
Capital Auto Receivables Asset Trust 2015-2 A2	1.39%	9/20/2018	382	382,259
Capital Auto Receivables Asset Trust 2016-1 B	2.67%	12/21/2020	338	343,344
Capital Auto Receivables Asset Trust 2016-2 A3	1.46%	6/22/2020	423	422,865
Capital Auto Receivables Asset Trust 2016-2 A4	1.63%	1/20/2021	222	221,805
Capital Auto Receivables Asset Trust 2016-2 B	2.11%	3/22/2021	83	83,192
CarMax Auto Owner Trust 2014-4 C	2.44%	11/16/2020	1,318	1,327,239
CarMax Auto Owner Trust 2015-4 A3	1.56%	11/16/2020	4,500	4,500,282
CarMax Auto Owner Trust 2016-3 A2	1.17%	8/15/2019	652	651,464
CarMax Auto Owner Trust 2016-3 A3	1.39%	5/17/2021	5,766	5,747,793
CarMax Auto Owner Trust 2016-4 A2	1.21%	11/15/2019	545	544,102
CarMax Auto Owner Trust 2016-4 A3	1.40%	8/15/2021	256	254,388
CarMax Auto Owner Trust 2016-4 A4	1.60%	6/15/2022	331	328,018
Chesapeake Funding II LLC 2016-2A A1†	1.88%	6/15/2028	567	567,346
Chrysler Capital Auto Receivables Trust 2014-BA A3†	1.27%	5/15/2019	55	55,213
Chrysler Capital Auto Receivables Trust 2015-BA B†	2.70%	12/15/2020	109	110,086
Chrysler Capital Auto Receivables Trust 2016-AA A3†	1.77%	10/15/2020	1,153	1,154,991
CPS Auto Receivables Trust 2016-B A†	2.07%	11/15/2019	76	76,622
CPS Auto Receivables Trust 2016-B D†	6.58%	3/15/2022	220	238,661
Drive Auto Receivables Trust 2015-AA C†	3.06%	5/17/2021	334	336,295
Drive Auto Receivables Trust 2015-CA C†	3.01%	5/17/2021	1,466	1,474,946
Drive Auto Receivables Trust 2015-DA C†	3.38%	11/15/2021	1,175	1,187,786
Drive Auto Receivables Trust 2015-DA D†	4.59%	1/17/2023	912	946,192
Drive Auto Receivables Trust 2016-AA B†	3.17%	5/15/2020	646	648,729
Drive Auto Receivables Trust 2016-BA B†	2.56%	6/15/2020	3,448	3,459,471
Drive Auto Receivables Trust 2016-BA C†	3.19%	7/15/2022	448	453,857

166	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Automobiles (continued)
Drive Auto Receivables Trust 2016-BA D†	4.53%		8/15/2023	$927	$952,117
Drive Auto Receivables Trust 2016-CA B†	2.37%		11/16/2020	514	515,797
Drive Auto Receivables Trust 2016-CA C†	3.02%		11/15/2021	1,283	1,300,476
Drive Auto Receivables Trust 2016-CA D†	4.18%		3/15/2024	305	312,431
Drive Auto Receivables Trust 2017-BA B†	2.20%		5/15/2020	945	947,284
Drive Auto Receivables Trust 2017-BA C†	2.61%		8/16/2021	1,196	1,200,879
Drive Auto Receivables Trust 2017-BA D†	3.72%		10/17/2022	790	797,522
First Investors Auto Owner Trust 2015-1A C†	2.71%		6/15/2021	2,145	2,156,529
First Investors Auto Owner Trust 2016-2A A1†	1.53%		11/16/2020	581	580,297
First Investors Auto Owner Trust 2017-1A A1†	1.69%		4/15/2021	747	747,007
Flagship Credit Auto Trust 2015-3 A†	2.38%		10/15/2020	206	205,974
Flagship Credit Auto Trust 2016-2 A2†	3.05%		8/16/2021	1,320	1,334,522
Flagship Credit Auto Trust 2016-4 A2†	1.96%		2/16/2021	130	130,145
Ford Credit Auto Lease Trust 2015-A A3	1.13%		6/15/2018	741	741,259
Ford Credit Auto Lease Trust 2016-A A3	1.71%		4/15/2019	911	912,653
Ford Credit Auto Owner Trust 2016-C A2A	1.04%		9/15/2019	1,098	1,095,597
Honda Auto Receivables Owner Trust 2014-4 A3	0.99%		9/17/2018	432	431,811
Honda Auto Receivables Owner Trust 2016-4 A2	1.04%		4/18/2019	1,082	1,080,157
Huntington Auto Trust 2016-1 A3	1.59%		11/16/2020	4,237	4,240,368
Hyundai Floorplan Master Owner Trust 2016-1A A1†	1.889%	#	3/15/2021	259	261,032
Hyundai Floorplan Master Owner Trust 2016-1A A2†	1.81%		3/15/2021	301	301,183
Mercedes-Benz Auto Lease Trust 2016-A A3	1.52%		3/15/2019	1,156	1,156,784
Mercedes-Benz Auto Receivables Trust 2015-1 A3	1.34%		12/16/2019	2,749	2,748,607
NextGear Floorplan Master Owner Trust 2015-2A A†	2.38%		10/15/2020	1,024	1,029,986
NextGear Floorplan Master Owner Trust 2016-1A A2†	2.74%		4/15/2021	943	954,115
OSCAR US Funding Trust V 2016-2A A2A†	2.31%		11/15/2019	1,442	1,442,749
Santander Drive Auto Receivables Trust 2014-4 C	2.60%		11/16/2020	175	175,910
Santander Drive Auto Receivables Trust 2014-5 E	4.23%		4/15/2022	1,025	1,045,599
Santander Drive Auto Receivables Trust 2015-1 C	2.57%		4/15/2021	3,022	3,043,519
Santander Drive Auto Receivables Trust 2015-3 B	2.07%		4/15/2020	693	694,386
Santander Drive Auto Receivables Trust 2015-3 C	2.74%		1/15/2021	818	827,531
Santander Drive Auto Receivables Trust 2015-4 C	2.97%		3/15/2021	207	209,947
Santander Drive Auto Receivables Trust 2015-5 C	2.74%		12/15/2021	2,810	2,827,350
Santander Drive Auto Receivables Trust 2016-1 D	4.02%		4/15/2022	282	291,621
Santander Drive Auto Receivables Trust 2016-2 B	2.08%		2/16/2021	4,245	4,259,907

See Notes to Financial Statements.	167

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Automobiles (continued)
Santander Drive Auto Receivables Trust 2016-3 A2	1.34%		11/15/2019	$591	$591,143
Santander Drive Auto Receivables Trust 2016-3 B	1.89%		6/15/2021	1,646	1,646,240
Santander Drive Auto Receivables Trust 2017-2 B	2.21%		10/15/2021	1,365	1,364,816
Santander Drive Auto Receivables Trust 2017-2 C	2.79%		8/15/2022	1,733	1,732,596
Santander Drive Auto Receivables Trust 2017-2 D	3.49%		7/17/2023	2,013	2,012,553
SunTrust Auto Receivables Trust 2015-1A A3†	1.42%		9/16/2019	2,113	2,113,643
TCF Auto Receivables Owner Trust 2015-1A A4†	1.96%		11/16/2020	623	624,233
TCF Auto Receivables Owner Trust 2015-2A A3†	2.06%		4/15/2020	655	656,513
TCF Auto Receivables Owner Trust 2015-2A B†	3.00%		9/15/2021	215	218,438
TCF Auto Receivables Owner Trust 2015-2A C†	3.75%		12/15/2021	136	139,129
TCF Auto Receivables Owner Trust 2016-1A A2†	1.39%		11/15/2019	1,051	1,050,171
TCF Auto Receivables Owner Trust 2016-1A A4†	2.03%		2/15/2022	963	960,390
TCF Auto Receivables Owner Trust 2016-1A B†	2.32%		6/15/2022	622	617,163
TCF Auto Receivables Owner Trust 2016-1A C†	2.51%		9/15/2022	172	168,855
TCF Auto Receivables Owner Trust 2016-PT1A A†	1.93%		6/15/2022	1,609	1,610,151
Westlake Automobile Receivables Trust 2016-2A C†	2.83%		5/17/2021	260	261,899
Westlake Automobile Receivables Trust 2016-3A B†	2.07%		12/15/2021	173	172,812
Westlake Automobile Receivables Trust 2017-1A B†	2.30%		10/17/2022	408	408,473
Total					110,410,511

Credit Cards 3.71%
American Express Credit Account Master Trust 2014-3 A	1.49%		4/15/2020	1,595	1,596,075
BA Credit Card Trust 2016-A1 A	1.379%	#	10/15/2021	1,045	1,050,905
Bank of America Credit Card Trust 2014-A3 A	1.279%	#	1/15/2020	770	770,439
Barclays Dryrock Issuance Trust 2016-1 A	1.52%		5/16/2022	2,325	2,313,918
Barclays Dryrock Issuance Trust 2017-1 A	1.347%	#	3/15/2023	2,752	2,757,361
Capital One Multi-Asset Execution Trust 2015-A3	1.389%	#	3/15/2023	2,740	2,758,931
Chase Issuance Trust 2015-A2	1.59%		2/18/2020	5,255	5,263,830
Chase Issuance Trust 2015-A5	1.36%		4/15/2020	493	492,853
Chase Issuance Trust 2016-A2 A	1.37%		6/15/2021	2,943	2,928,178
Discover Card Execution Note Trust 2014-A5 A	1.39%		4/15/2020	260	260,114
Discover Card Execution Note Trust 2016-A2 A2	1.529%	#	9/15/2021	744	749,369
First National Master Note Trust 2015-1 A	1.759%	#	9/15/2020	162	162,313
Master Credit Card Trust II Series 2016-1A B†	1.93%		9/23/2019	247	246,884
MBNA Credit Card Master Note Trust 2004-A3	1.249%	#	8/16/2021	891	893,079
Synchrony Credit Card Master Note Trust 2012-2 A	2.22%		1/15/2022	1,195	1,206,388
Synchrony Credit Card Master Note Trust 2012-6 A	1.36%		8/17/2020	179	179,016
Synchrony Credit Card Master Note Trust 2015-1 A	2.37%		3/15/2023	550	557,772

168	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Credit Cards (continued)
Synchrony Credit Card Master Note Trust 2015-1 B	2.64%		3/15/2023	$5,076	$5,126,876
Synchrony Credit Card Master Note Trust 2016-1 A	2.04%		3/15/2022	847	851,922
Synchrony Credit Card Master Note Trust 2016-2 B	2.55%		5/15/2024	693	695,273
World Financial Network Credit Card Master Trust 2012-A A	3.14%		1/17/2023	379	388,408
World Financial Network Credit Card Master Trust 2012-D A	2.15%		4/17/2023	8,256	8,325,958
World Financial Network Credit Card Master Trust 2015-B A	2.55%		6/17/2024	1,112	1,129,444
World Financial Network Credit Card Master Trust 2017-A A	2.12%		3/15/2024	3,444	3,443,637
Total					44,148,943

Home Equity 0.10%
Asset Backed Securities Corp. Home Equity Loan
Trust Series NC 2006-HE4 A5	1.184%	#	5/25/2036	1,138	1,103,158
New Century Home Equity Loan Trust 2005-A A6	4.603%		8/25/2035	129	130,405
Total					1,233,563

Other 7.98%
Ally Master Owner Trust 2015-3 A	1.63%		5/15/2020	4,008	4,010,729
Arbor Realty Commercial Real Estate Notes Ltd. 2017-FL1 B†	3.31%	#	4/15/2027	1,497	1,503,370
Ares XXXIII CLO Ltd. 2015-1A A1R†	2.45%	#	12/5/2025	3,000	3,009,000
Ascentium Equipment Receivables Trust 2016-1A A2†	1.75%		11/13/2018	19	19,265
Ascentium Equipment Receivables Trust 2016-2A A2†	1.46%		4/10/2019	409	408,732
Ascentium Equipment Receivables Trust 2016-2A A3†	1.65%		5/10/2022	420	417,747
Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%		6/10/2021	457	458,548
Birchwood Park CLO Ltd. 2014-1A AR†	2.338%	#	7/15/2026	1,500	1,502,783
BlueMountain CLO Ltd. 2014-4A A1R†	2.55%	#	11/30/2026	2,000	2,004,859
Carlyle Global Market Strategies CLO Ltd. 2013-2A A1†	2.308%	#	4/18/2025	750	750,985
Carlyle Global Market Strategies CLO Ltd. 2013-4A A2R†	2.678%	#	10/15/2025	4,000	4,025,017
Carlyle Global Market Strategies CLO Ltd. 2014-1A AR†	2.458%	#	4/17/2025	5,000	5,016,524
Carlyle Global Market Strategies CLO Ltd. 2015-2A A1†	2.64%	#	4/27/2027	2,000	2,003,860

See Notes to Financial Statements.	169

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Other (continued)
Cent CLO Ltd. 2013-17A A1†	2.47%	#	1/30/2025	$2,267	$2,271,445
Cent CLO Ltd. 2013-18A A†	2.273%	#	7/23/2025	1,000	999,125
CIFC Funding II Ltd. 2014-2A A1LR†	2.392%	#	5/24/2026	1,250	1,251,274
CIFC Funding Ltd. 2014-5A A1R†	2.558%	#	1/17/2027	500	501,625
CNH Equipment Trust 2015-B A4	1.89%		4/15/2022	859	862,488
CNH Equipment Trust 2016-B A4	1.97%		11/15/2021	128	128,892
Conn Funding II LP 2017-A A†	2.73%		5/15/2020	652	652,161
Crown Point CLO Ltd. 2012-1A A1LB†	2.672%	#	11/21/2022	203	203,964
Dell Equipment Finance Trust 2015-2 A3†	1.72%		9/22/2020	505	505,571
Dell Equipment Finance Trust 2016-1 A3†	1.65%		7/22/2021	100	100,097
Dell Equipment Finance Trust 2016-1 B†	2.03%		7/22/2021	100	99,974
Dell Equipment Finance Trust 2017-1 A2†	1.86%		6/24/2019	465	465,594
Dell Equipment Finance Trust 2017-1 A3†	2.14%		4/22/2022	345	346,303
Denali Capital CLO X Ltd. 2013 1A A2L†	2.917%		4/28/2025	1,000	1,001,180
Diamond Resorts Owner Trust 2015-2 A†	2.99%		5/22/2028	1,767	1,769,762
Diamond Resorts Owner Trust 2016-1 A†	3.08%		11/20/2028	237	240,516
DRB Prime Student Loan Trust 2015-D A2†	3.20%		1/25/2040	154	156,343
Dryden 34 Senior Loan Fund 2014-34A A1R†	Zero Coupon	#	10/15/2026	1,114	1,114,330
Engs Commercial Finance Trust 2016-1A A2†	2.63%		2/22/2022	664	664,008
Ford Credit Floorplan Master Owner Trust A 2012-5 A	1.49%		9/15/2019	3,728	3,729,504
Ford Credit Floorplan Master Owner Trust A 2014-4 A1	1.40%		8/15/2019	385	385,162
Ford Credit Floorplan Master Owner Trust A 2015-1 A1	1.42%		1/15/2020	975	974,884
Fortress Credit BSL Ltd. 2013-1A A†	2.338%	#	1/19/2025	2,137	2,138,038
Greystone Commercial Real Estate Notes Ltd. 2017-FL1A A†	2.539%	#	3/15/2027	1,430	1,419,247
Greystone Commercial Real Estate Notes Ltd. 2017-FL1A B†	3.739%	#	3/15/2027	200	200,416
Jackson Mill CLO Ltd. 2015-1A A†	2.698%	#	4/15/2027	1,300	1,303,291
JFIN Revolver CLO Ltd. 2015-4A A†	2.303%	#	4/22/2020	503	504,619
KKR CLO Ltd. 12-A1A†	2.568%	#	7/15/2027	500	501,403
LCM XVIII LP-18A A1†	2.666%	#	4/20/2027	3,000	3,003,770
Leaf Receivables Funding 10 LLC 2015-1 B†	2.42%		1/15/2021	185	184,425
Leaf Receivables Funding 11 LLC 2016-1 A2†	1.72%		7/15/2018	199	199,569
Leaf Receivables Funding 11 LLC 2016-1 A3†	2.05%		6/15/2019	248	248,351
Leaf Receivables Funding 11 LLC 2016-1 A4†	2.49%		4/15/2022	320	321,163
Leaf Receivables Funding 12 LLC 2017-1 A3†	2.07%		8/15/2020	411	410,910

170	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Other (continued)
Marathon CLO IV Ltd. 2012-4A A1†	2.562%	#	5/20/2023	$237	$237,593
MMAF Equipment Finance LLC 2016-AA A2†	1.39%		12/17/2018	434	434,164
Mountain Hawk III CLO Ltd. 2014-3A AR†	2.358%	#	4/18/2025	2,200	2,199,981
MP CLO VI Ltd. 2014-2A AR†	2.358%	#	1/15/2027	4,000	4,001,762
N-Star REL CDO VIII Ltd. 2006-8A B†	1.471%	#	2/1/2041	1,600	1,519,400
NextGear Floorplan Master Owner Trust 2015-1A A†	1.80%		7/15/2019	1,757	1,757,585
NextGear Floorplan Master Owner Trust 2017-1A A2†	2.54%		4/18/2022	2,071	2,076,741
Nissan Master Owner Trust Receivables 2016-A A2	1.54%		6/15/2021	369	367,461
Northwoods Capital XI Ltd. 2014-11A AR†	2.348%	#	4/15/2025	1,900	1,902,399
Octagon Investment Partners XXI Ltd. 2014-1A A1AR†	2.532%	#	11/14/2026	1,200	1,205,915
OneMain Financial Issuance Trust 2015-1A A†	3.19%		3/18/2026	318	321,598
OneMain Financial Issuance Trust 2015-2A A†	2.57%		7/18/2025	1,645	1,649,462
OneMain Financial Issuance Trust 2016-2A A†	4.10%		3/20/2028	7,848	8,029,918
OneMain Financial Issuance Trust 2016-2A B†	5.94%		3/20/2028	116	121,045
PFS Financing Corp. 2016-BA A†	1.87%		10/15/2021	626	624,626
Seneca Park CLO Ltd. 2014-1A AR†	2.278%	#	7/17/2026	750	750,938
SLM Private Education Loan Trust 2010-A 2A†	4.239%	#	5/16/2044	554	574,172
SLM Private Education Loan Trust 2013-B A1†	1.639%	#	7/15/2022	146	146,299
SLM Student Loan Trust 2011-1 A1	1.544%	#	3/25/2026	137	137,532
Sofi Professional Loan Program LLC 2017-C A2A†	1.75%		7/25/2040	1,175	1,178,084
Springleaf Funding Trust 2015-AA A†	3.16%		11/15/2024	221	223,487
Taco Bell Funding LLC 2016-1A A2I†	3.832%		5/25/2046	421	430,101
Thacher Park CLO Ltd. 2014-1A AR†	2.153%	#	10/20/2026	3,500	3,503,497
Venture XVIII CLO Ltd. 2014-18A A†	2.608%	#	10/15/2026	1,250	1,252,386
Wells Fargo Dealer Floorplan Master Note Trust 2015-2 A	1.66%	#	1/20/2022	5,824	5,856,668
Westgate Resorts LLC 2014-1A A†	2.15%		12/20/2026	166	164,899
Westgate Resorts LLC 2014-1A B†	3.25%		12/20/2026	386	385,877
Total					95,044,413
Total Asset-Backed Securities (cost $250,100,298)					250,837,430

See Notes to Financial Statements.	171

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2017

			Shares		Fair
Investments			(000)		Value
COMMON STOCKS 0.01%

Oil
OGX Petroleo e Gas SA ADR*				4	$1,062
Templar Energy LLC Class A Units				10	64,446
Total					65,508
Total Common Stocks (cost $108,481)					65,508

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)
CONVERTIBLE BONDS 0.17%

Oil 0.00%
Oleo e Gas Participacoes SA(a)(b)	10.00%	6/1/2017	BRL	3	3,023
Oleo e Gas Participacoes SA(a)(b)	10.00%	6/1/2017	BRL	2	2,294
Total					5,317

Real Estate Investment Trusts 0.15%
VEREIT, Inc.	3.00%	8/1/2018		$1,737	1,746,771

Retail 0.02%
RH†	Zero Coupon	6/15/2019		344	307,020
Total Convertible Bonds (cost $2,054,719)					2,059,108

CORPORATE BONDS 42.35%

Advertising 0.02%
Interpublic Group of Cos., Inc. (The)	2.25%	11/15/2017		250	250,609

Aerospace/Defense 0.07%
Accudyne Industries Borrower/Accudyne Industries LLC (Luxembourg)†(c)	7.75%	12/15/2020		533	542,327
Harris Corp.	1.999%	4/27/2018		265	265,551
Total					807,878

Air Transportation 0.01%
Continental Airlines 2012-1 Class B Pass Through Trust	6.25%	4/11/2020		65	68,780

Apparel 0.27%
William Carter Co. (The)	5.25%	8/15/2021		3,140	3,246,760

172	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Auto Parts: Original Equipment 0.20%
Deck Chassis Acquisition, Inc.†	10.00%	6/15/2023	$40	$44,700
International Automotive Components Group SA (Luxembourg)†(c)	9.125%	6/1/2018	728	717,080
Nexteer Automotive Group Ltd.†	5.875%	11/15/2021	1,000	1,055,000
Titan International, Inc.	6.875%	10/1/2020	503	521,234
Total				2,338,014

Automotive 2.21%
Ford Motor Credit Co. LLC	2.24%	6/15/2018	500	501,612
Ford Motor Credit Co. LLC	2.943%	1/8/2019	700	709,493
Ford Motor Credit Co. LLC	3.157%	8/4/2020	713	726,275
Ford Motor Credit Co. LLC	3.20%	1/15/2021	500	508,103
Ford Motor Credit Co. LLC	5.00%	5/15/2018	694	714,283
Ford Motor Credit Co. LLC	6.625%	8/15/2017	2,250	2,271,848
Ford Motor Credit Co. LLC	8.125%	1/15/2020	3,074	3,510,238
General Motors Co.	3.50%	10/2/2018	667	679,962
General Motors Financial Co., Inc.	2.40%	5/9/2019	1,008	1,011,534
General Motors Financial Co., Inc.	3.10%	1/15/2019	1,549	1,572,312
General Motors Financial Co., Inc.	3.15%	1/15/2020	380	387,264
General Motors Financial Co., Inc.	3.20%	7/13/2020	1,100	1,118,359
General Motors Financial Co., Inc.	3.20%	7/6/2021	200	202,108
General Motors Financial Co., Inc.	4.20%	3/1/2021	1,200	1,258,416
General Motors Financial Co., Inc.	4.375%	9/25/2021	1,396	1,473,317
Hyundai Capital America†	1.75%	9/27/2019	1,669	1,644,548
Hyundai Capital America†	2.00%	7/1/2019	107	106,305
Hyundai Capital America†	2.40%	10/30/2018	1,936	1,943,132
Hyundai Capital America†	2.50%	3/18/2019	473	474,755
Hyundai Capital America†	2.875%	8/9/2018	1,834	1,851,561
Navistar International Corp.	8.25%	11/1/2021	650	660,966
Volkswagen Group of America Finance LLC†	1.60%	11/20/2017	1,562	1,561,100
Volkswagen International Finance NV (Netherlands)†(c)	1.60%	11/20/2017	1,422	1,421,343
Total				26,308,834

Banks: Regional 9.24%
ABN AMRO Bank NV (Netherlands)†(c)	1.80%	6/4/2018	1,729	1,725,449
ABN AMRO Bank NV (Netherlands)†(c)	1.80%	9/20/2019	800	795,379
ABN AMRO Bank NV (Netherlands)†(c)	2.10%	1/18/2019	1,039	1,042,031
ABN AMRO Bank NV (Netherlands)(c)	6.25%	4/27/2022	692	786,394
Akbank TAS (Turkey)†(c)	3.875%	10/24/2017	150	150,895

See Notes to Financial Statements.	173

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Banks: Regional (continued)
Associated Banc-Corp.	2.75%		11/15/2019	$496	$501,088
Banco de Credito del Peru (Panama)†(c)	2.25%		10/25/2019	200	200,010
Banco de Credito del Peru (Peru)†(c)	2.75%		1/9/2018	107	107,716
Bank of America Corp.	2.151%		11/9/2020	255	254,556
Bank of America Corp.	5.00%		5/13/2021	1,435	1,565,783
Bank of America Corp.	5.49%		3/15/2019	5,475	5,779,853
Bank of America Corp.	5.625%		7/1/2020	285	312,493
Bank of America Corp.	5.65%		5/1/2018	1,245	1,288,525
Bank of America Corp.	6.875%		4/25/2018	540	564,331
Bank of America Corp.	6.875%		11/15/2018	309	330,738
Bank of America Corp.	7.625%		6/1/2019	3,890	4,310,521
Barclays Bank plc (United Kingdom)†(c)	10.179%		6/12/2021	1,116	1,414,791
Capital One Financial Corp.	6.75%		9/15/2017	715	725,325
Capital One NA	1.65%		2/5/2018	460	459,955
Citigroup, Inc.	1.80%		2/5/2018	525	525,390
Citigroup, Inc.	2.05%		12/7/2018	272	272,841
Citigroup, Inc.	2.116%	#	4/25/2022	2,074	2,081,251
Citigroup, Inc.	2.45%		1/10/2020	1,269	1,278,808
Citigroup, Inc.	2.90%		12/8/2021	693	701,772
Citigroup, Inc.	8.50%		5/22/2019	391	439,778
Commonwealth Bank of Australia (Australia)†(c)	1.375%		9/6/2018	972	968,363
Compass Bank	2.75%		9/29/2019	1,250	1,264,165
Credit Suisse AG	1.70%		4/27/2018	2,000	2,001,058
Credit Suisse AG	1.75%		1/29/2018	335	335,365
Credit Suisse Group Funding Guernsey Ltd. (Guernsey)(c)	3.125%		12/10/2020	1,692	1,719,207
Discover Bank	3.10%		6/4/2020	1,050	1,072,784
Discover Bank	7.00%		4/15/2020	1,500	1,673,296
Discover Bank	8.70%		11/18/2019	796	903,255
European Investment Bank (Luxembourg)(c)	1.00%		3/15/2018	1,075	1,072,784
European Investment Bank (Luxembourg)(c)	1.25%		5/15/2018	1,557	1,556,390
Finansbank AS (Turkey)†(c)	6.25%		4/30/2019	558	587,873
Goldman Sachs Group, Inc. (The)	2.277%	#	4/26/2022	1,491	1,500,287
Goldman Sachs Group, Inc. (The)	2.30%		12/13/2019	1,249	1,254,298
Goldman Sachs Group, Inc. (The)	2.60%		12/27/2020	1,369	1,380,601
Goldman Sachs Group, Inc. (The)(d)	2.908%		6/5/2023	1,507	1,507,000
Goldman Sachs Group, Inc. (The)	5.25%		7/27/2021	654	722,089
Goldman Sachs Group, Inc. (The)	5.375%		3/15/2020	2,643	2,863,289
Goldman Sachs Group, Inc. (The)	6.00%		6/15/2020	739	818,673

174	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Banks: Regional (continued)
Goldman Sachs Group, Inc. (The)	6.15%		4/1/2018	$201	$208,169
Goldman Sachs Group, Inc. (The)	7.50%		2/15/2019	348	379,577
HBOS plc (United Kingdom)(c)	1.80%	#	9/6/2017	390	389,922
HBOS plc (United Kingdom)†(c)	6.75%		5/21/2018	7,402	7,718,761
Huntington Bancshares, Inc.	7.00%		12/15/2020	462	531,565
Huntington National Bank (The)	1.619%	#	3/10/2020	770	772,653
Industrial & Commercial Bank of China Ltd.	2.351%		11/13/2017	500	501,076
ING Bank NV (Netherlands)†(c)	1.80%		3/16/2018	952	953,782
ING Bank NV (Netherlands)†(c)	2.75%		3/22/2021	250	253,199
ING Bank NV (Netherlands)(c)	4.125%	#	11/21/2023	1,463	1,495,326
ING Groep NV (Netherlands)(c)	2.302%	#	3/29/2022	412	418,051
Intesa Sanpaolo SpA (Italy)(c)	3.875%		1/16/2018	4,084	4,126,482
Intesa Sanpaolo SpA (Italy)(c)	3.875%		1/15/2019	278	285,206
Intesa Sanpaolo SpA (Italy)†(c)	6.50%		2/24/2021	1,208	1,347,158
Itau Unibanco Holding SA†	2.85%		5/26/2018	900	904,050
JPMorgan Chase & Co.	2.295%		8/15/2021	756	753,263
Macquarie Bank Ltd. (Australia)†(c)	1.60%		10/27/2017	500	499,281
Macquarie Bank Ltd. (Australia)†(c)	1.797%	#	10/27/2017	1,350	1,353,087
Macquarie Group Ltd. (Australia)†(c)	6.00%		1/14/2020	1,119	1,219,008
Macquarie Group Ltd. (Australia)†(c)	7.625%		8/13/2019	324	359,808
Manufacturers & Traders Trust Co.	2.259%	#	12/28/2020	346	346,195
Morgan Stanley	1.982%	#	2/14/2020	1,337	1,341,689
Morgan Stanley	2.336%	#	1/20/2022	1,300	1,313,175
Morgan Stanley	5.50%		7/24/2020	300	328,675
Morgan Stanley	5.625%		9/23/2019	1,750	1,886,227
Morgan Stanley	6.625%		4/1/2018	863	897,189
Morgan Stanley	7.30%		5/13/2019	1,152	1,266,140
National City Corp.	6.875%		5/15/2019	124	135,439
National Savings Bank (Sri Lanka)†(c)	8.875%		9/18/2018	200	213,500
NBK SPC Ltd. (United Arab Emirates)†(c)	2.75%		5/30/2022	960	956,692
Nordea Bank AB (Sweden)†(c)	4.875%		5/13/2021	165	178,175
Popular, Inc.	7.00%		7/1/2019	806	848,315
Regions Bank	2.25%		9/14/2018	885	888,254
Regions Bank	7.50%		5/15/2018	250	263,204
Royal Bank of Scotland Group plc (United Kingdom)(c)	3.498%	#	5/15/2023	1,522	1,526,709
Royal Bank of Scotland NV (The) (Netherlands)(c)	4.65%		6/4/2018	678	701,403
Santander Bank NA	8.75%		5/30/2018	500	532,613

See Notes to Financial Statements.	175

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Banks: Regional (continued)
Santander UK Group Holdings plc (United Kingdom)(c)	2.875%		10/16/2020	$315	$320,025
Santander UK Group Holdings plc (United Kingdom)(c)	2.875%		8/5/2021	1,791	1,798,784
Santander UK Group Holdings plc (United Kingdom)(c)	3.125%		1/8/2021	1,238	1,258,161
Santander UK Group Holdings plc (United Kingdom)(c)	3.571%		1/10/2023	275	281,215
Santander UK plc (United Kingdom)(c)	1.65%		9/29/2017	250	250,189
Santander UK plc (United Kingdom)(c)	2.00%		8/24/2018	208	208,641
Santander UK plc (United Kingdom)(c)	2.50%		3/14/2019	2,581	2,605,940
Santander UK plc (United Kingdom)(c)	3.05%		8/23/2018	327	331,970
SVB Financial Group	5.375%		9/15/2020	70	76,498
Synovus Financial Corp.	7.875%		2/15/2019	910	994,220
Turkiye Halk Bankasi AS (Turkey)†(c)	3.875%		2/5/2020	418	408,538
Turkiye Halk Bankasi AS (Turkey)†(c)	4.75%		6/4/2019	1,619	1,628,633
Turkiye Halk Bankasi AS (Turkey)†(c)	4.875%		7/19/2017	300	301,139
Turkiye Vakiflar Bankasi TAO (Turkey)†(c)	3.75%		4/15/2018	300	301,135
Turkiye Vakiflar Bankasi TAO (Turkey)†(c)	5.625%		5/30/2022	821	822,896
UBS AG	1.80%		3/26/2018	3,250	3,254,927
UBS Group Funding Switzerland AG (Switzerland)†(c)	2.65%		2/1/2022	488	484,829
UBS Group Funding Switzerland AG (Switzerland)†(c)	2.95%		9/24/2020	931	945,518
Wachovia Corp.	5.75%		2/1/2018	1,517	1,558,197
Wells Fargo & Co.	2.112%	#	2/11/2022	898	904,829
Wells Fargo & Co.	2.55%		12/7/2020	120	121,465
Wells Fargo & Co.	3.069%		1/24/2023	1,894	1,924,607
Wilmington Trust Corp.	8.50%		4/2/2018	350	368,626
Total					110,060,450

Building Materials 0.46%
Atrium Windows & Doors, Inc.†	7.75%		5/1/2019	276	273,930
Cemex SAB de CV (Mexico)†(c)	5.908%	#	10/15/2018	200	208,076
CPG Merger Sub LLC†	8.00%		10/1/2021	535	561,750
Fortune Brands Home & Security, Inc.	3.00%		6/15/2020	346	352,376
Martin Marietta Materials, Inc.	1.822%	#	5/22/2020	230	230,902
Martin Marietta Materials, Inc.	2.252%	#	6/30/2017	2,265	2,266,438
Martin Marietta Materials, Inc.	6.60%		4/15/2018	426	442,896
Owens Corning	9.00%		6/15/2019	265	297,198

176	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Building Materials (continued)
Ply Gem Industries, Inc.	6.50%	2/1/2022	$550	$577,500
Standard Industries, Inc.†	5.125%	2/15/2021	139	145,255
Summit Materials LLC/Summit Materials Finance Corp.	8.50%	4/15/2022	30	33,825
Vulcan Materials Co.	7.50%	6/15/2021	70	83,133
Total				5,473,279

Business Services 0.53%
APX Group, Inc.	6.375%	12/1/2019	595	614,581
APX Group, Inc.	8.75%	12/1/2020	1,405	1,459,444
Ashtead Capital, Inc.†	6.50%	7/15/2022	270	280,463
Chicago Parking Meters LLC†	5.489%	12/30/2020	334	349,182
ERAC USA Finance LLC†	6.375%	10/15/2017	50	50,849
HPHT Finance 15 Ltd.†	2.25%	3/17/2018	250	250,255
Prime Security Services Borrower LLC/Prime Finance, Inc.†	9.25%	5/15/2023	332	363,819
Sotheby’s†	5.25%	10/1/2022	27	27,675
TMS International Corp.†	7.625%	10/15/2021	32	32,640
United Rentals North America, Inc.	7.625%	4/15/2022	633	662,276
Verisk Analytics, Inc.	4.875%	1/15/2019	41	42,755
Western Union Co. (The)	2.875%	12/10/2017	1,408	1,417,396
Western Union Co. (The)	3.35%	5/22/2019	687	702,497
Western Union Co. (The)	3.65%	8/22/2018	30	30,599
Total				6,284,431

Chemicals 0.69%
Blue Cube Spinco, Inc.	9.75%	10/15/2023	1,042	1,276,450
Celanese US Holdings LLC	5.875%	6/15/2021	700	789,177
Equate Petrochemical BV (Netherlands)†(c)	3.00%	3/3/2022	200	197,936
GCP Applied Technologies, Inc.†	9.50%	2/1/2023	264	301,620
Rain CII Carbon LLC/CII Carbon Corp.†	8.25%	1/15/2021	468	487,015
RPM International, Inc.	6.50%	2/15/2018	500	517,165
Westlake Chemical Corp.	4.625%	2/15/2021	465	485,925
Westlake Chemical Corp.	4.875%	5/15/2023	2,739	2,861,945
Yara International ASA (Norway)†(c)	7.875%	6/11/2019	1,225	1,354,042
Total				8,271,275

Coal 0.02%
Peabody Energy Corp.†	6.00%	3/31/2022	202	203,768

See Notes to Financial Statements.	177

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Computer Hardware 0.81%
Dell International LLC/EMC Corp.†	3.48%		6/1/2019	$3,057	$3,130,796
Dell International LLC/EMC Corp.†	4.42%		6/15/2021	2,924	3,084,224
Dell International LLC/EMC Corp.†	5.875%		6/15/2021	774	819,956
Hewlett Packard Enterprise Co.	2.85%		10/5/2018	988	1,001,792
Hewlett Packard Enterprise Co.	2.89%	#	10/5/2017	50	50,211
Hewlett Packard Enterprise Co.	3.08%	#	10/5/2018	650	664,096
Western Digital Corp.†	7.375%		4/1/2023	392	430,024
Western Digital Corp.	10.50%		4/1/2024	435	511,125
Total					9,692,224

Computer Software 0.61%
Activision Blizzard, Inc.†	6.125%		9/15/2023	2,892	3,117,093
Boxer Parent Co., Inc. PIK†	9.00%		10/15/2019	1,312	1,316,789
Dun & Bradstreet Corp. (The)	3.50%		12/1/2017	1,265	1,274,706
First Data Corp.†	7.00%		12/1/2023	1,181	1,275,480
Solera LLC/Solera Finance, Inc.†	10.50%		3/1/2024	293	336,950
Total					7,321,018

Construction/Homebuilding 0.17%
Brookfield Residential Properties, Inc. (Canada)†(c)	6.50%		12/15/2020	1,317	1,363,095
Century Communities, Inc.	6.875%		5/15/2022	400	421,500
D.R. Horton, Inc.	3.75%		3/1/2019	40	41,089
William Lyon Homes, Inc.	7.00%		8/15/2022	173	180,353
Total					2,006,037

Containers 0.14%
Consolidated Container Co. LLC/Consolidated
Container Capital, Inc.†	10.125%		7/15/2020	675	698,355
Packaging Corp. of America	6.50%		3/15/2018	500	516,915
Reynolds Group Issuer, Inc./Reynolds Group
Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	5.75%		10/15/2020	379	389,896
Total					1,605,166

Drugs 1.18%
Allergan Funding SCS (Luxembourg)(c)	2.35%		3/12/2018	1,525	1,531,963
Bayer US Finance LLC†	2.375%		10/8/2019	800	808,104
Capsugel SA PIK (Luxembourg)†(c)	7.00%		5/15/2019	911	911,911
Forest Laboratories LLC†	4.375%		2/1/2019	1,261	1,304,632
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.†	7.50%		10/1/2024	146	159,687
Mylan NV	3.00%		12/15/2018	1,813	1,839,073

178	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Drugs (continued)
Mylan NV	3.15%	6/15/2021	$602	$613,901
Mylan, Inc.	2.55%	3/28/2019	2,563	2,582,576
Mylan, Inc.	2.60%	6/24/2018	1,147	1,155,260
Nature’s Bounty Co. (The)†	7.625%	5/15/2021	792	829,620
Patheon Holdings I BV (Netherlands)†(c)	7.50%	2/1/2022	285	305,128
Shire Acquisitions Investments Ireland DAC (Ireland)(c)	1.90%	9/23/2019	357	355,871
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(c)	1.40%	7/20/2018	580	577,566
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(c)	2.20%	7/21/2021	1,053	1,033,345
Total				14,008,637

Electric: Power 2.42%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates)†(c)	2.50%	1/12/2018	1,400	1,404,313
American Electric Power Co., Inc.	1.65%	12/15/2017	250	250,028
Dominion Energy, Inc.	2.579%	7/1/2020	686	691,736
Dominion Energy, Inc.	4.104%	4/1/2021	1,978	2,083,469
Dominion Energy, Inc.	2.962%	7/1/2019	519	527,102
Duquesne Light Holdings, Inc.†	5.90%	12/1/2021	294	330,430
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	456	509,434
Enel Finance International NV (Netherlands)†(c)	2.875%	5/25/2022	2,300	2,300,775
Eversource Energy	2.50%	3/15/2021	418	418,318
Exelon Generation Co. LLC	2.95%	1/15/2020	1,970	2,007,739
Exelon Generation Co. LLC	3.40%	3/15/2022	921	941,381
Exelon Generation Co. LLC	4.25%	6/15/2022	35	37,081
Exelon Generation Co. LLC	5.20%	10/1/2019	673	717,876
Exelon Generation Co. LLC	6.20%	10/1/2017	500	507,194
Great Plains Energy, Inc.	2.50%	3/9/2020	262	264,777
Great Plains Energy, Inc.	3.15%	4/1/2022	262	266,664
Inkia Energy Ltd. (Peru)†(c)	8.375%	4/4/2021	200	208,250
Jersey Central Power & Light Co.	7.35%	2/1/2019	350	380,126
Metropolitan Edison Co.	7.70%	1/15/2019	300	325,625
Ohio Power Co.	6.05%	5/1/2018	300	311,761
Oklahoma Gas & Electric Co.	8.25%	1/15/2019	127	139,044
Origin Energy Finance Ltd. (Australia)†(c)	3.50%	10/9/2018	2,300	2,328,890
Pennsylvania Electric Co.	5.20%	4/1/2020	319	337,682
Pennsylvania Electric Co.	6.05%	9/1/2017	200	202,051
Pepco Holdings LLC	6.125%	6/1/2017	200	200,000

See Notes to Financial Statements.	179

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Electric: Power (continued)
PPL UK Distribution Holdings Ltd./Western Power Distribution Ltd. (United Kingdom)†(c)	7.25%	12/15/2017	$525	$539,186
PPL WEM Ltd./Western Power Distribution Ltd. (United Kingdom)†(c)	5.375%	5/1/2021	96	104,269
PSEG Power LLC	5.125%	4/15/2020	45	48,355
Public Service Co. of New Mexico	7.95%	5/15/2018	1,885	1,994,549
Puget Energy, Inc.	6.00%	9/1/2021	759	851,291
State Grid Overseas Investment 2016 Ltd.†	2.25%	5/4/2020	1,420	1,417,404
TECO Finance, Inc.	5.15%	3/15/2020	635	678,706
TECO Finance, Inc.	6.572%	11/1/2017	3,207	3,270,123
Texas-New Mexico Power Co.†	9.50%	4/1/2019	386	435,414
TransAlta Corp. (Canada)(c)	1.90%	6/3/2017	1,737	1,737,000
Total				28,768,043

Electrical Equipment 0.59%
Broadcom Corp./Broadcom Cayman Finance Ltd.†	2.375%	1/15/2020	909	911,248
Broadcom Corp./Broadcom Cayman Finance Ltd.†	3.00%	1/15/2022	909	916,887
KLA-Tencor Corp.	3.375%	11/1/2019	125	128,522
Micron Technology, Inc.	7.50%	9/15/2023	1,217	1,362,553
NXP BV/NXP Funding LLC (Netherlands)†(c)	4.125%	6/1/2021	1,055	1,115,663
NXP BV/NXP Funding LLC (Netherlands)†(c)	5.75%	3/15/2023	2,415	2,560,673
Total				6,995,546

Electronics 0.25%
Ingram Micro, Inc.	5.25%	9/1/2017	2,208	2,222,330
Jabil Circuit, Inc.	8.25%	3/15/2018	525	550,594
PerkinElmer, Inc.	5.00%	11/15/2021	200	217,430
Total				2,990,354

Entertainment 0.67%
AMC Entertainment Holdings, Inc.	5.875%	2/15/2022	685	718,222
Churchill Downs, Inc.	5.375%	12/15/2021	1,638	1,711,710
Eldorado Resorts, Inc.	7.00%	8/1/2023	500	544,375
Isle of Capri Casinos, Inc.	8.875%	6/15/2020	150	153,724
Regal Entertainment Group	5.75%	3/15/2022	164	171,995
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	6.125%	8/15/2021	108	109,620
Scientific Games International, Inc.	6.25%	9/1/2020	124	122,915
Scientific Games International, Inc.	6.625%	5/15/2021	156	155,220
Scientific Games International, Inc.	10.00%	12/1/2022	1,244	1,359,070

180	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Entertainment (continued)
Seminole Tribe of Florida, Inc.†	6.535%		10/1/2020	$1,875	$1,912,500
Seminole Tribe of Florida, Inc.†	7.804%		10/1/2020	347	353,940
Shingle Springs Tribal Gaming Authority†	9.75%		9/1/2021	650	693,875
Total					8,007,166

Environmental Services 0.14%
Covanta Holding Corp.	6.375%		10/1/2022	1,560	1,608,750

Financial Services 2.17%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	3.75%		5/15/2019	176	181,279
Bear Stearns Cos. LLC (The)	7.25%		2/1/2018	2,393	2,480,682
CIT Group, Inc.	3.875%		2/19/2019	48	49,380
CIT Group, Inc.†	5.50%		2/15/2019	894	945,405
Discover Financial Services	6.45%		6/12/2017	308	308,303
E*TRADE Financial Corp.	4.625%		9/15/2023	561	581,698
E*TRADE Financial Corp.	5.375%		11/15/2022	1,398	1,470,580
International Lease Finance Corp.	5.875%		4/1/2019	2,306	2,457,038
International Lease Finance Corp.	6.25%		5/15/2019	1,015	1,091,679
International Lease Finance Corp.†	7.125%		9/1/2018	1,737	1,845,887
International Lease Finance Corp.	8.25%		12/15/2020	403	479,199
International Lease Finance Corp.	8.625%		1/15/2022	49	60,807
Jefferies Group LLC	5.125%		4/13/2018	494	507,725
Jefferies Group LLC	8.50%		7/15/2019	3,091	3,485,294
Lazard Group LLC	4.25%		11/14/2020	1,264	1,337,301
Nationstar Mortgage LLC/Nationstar Capital Corp.	7.875%		10/1/2020	887	916,382
Nationstar Mortgage LLC/Nationstar Capital Corp.	9.625%		5/1/2019	840	863,310
Navient Corp.	4.875%		6/17/2019	1,065	1,103,766
Navient Corp.	5.50%		1/15/2019	1,322	1,374,880
Navient Corp.	8.00%		3/25/2020	744	823,980
NFP Corp.†	9.00%		7/15/2021	1,222	1,285,391
Raymond James Financial, Inc.	8.60%		8/15/2019	375	426,770
SteelRiver Transmission Co. LLC†	4.71%		6/30/2017	636	637,828
UBS Group Funding Switzerland AG (Switzerland)†(c)	2.406%	#	5/23/2023	1,085	1,098,964
Total					25,813,528

Food 0.67%
Bumble Bee Holdco SCA PIK (Luxembourg)†(c)	9.625%		3/15/2018	700	688,625
Bumble Bee Holdings, Inc.†	9.00%		12/15/2017	250	250,156

See Notes to Financial Statements.	181

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Food (continued)
Dean Foods Co.†	6.50%		3/15/2023	$621	$658,260
JBS USA LUX SA/JBS USA Finance, Inc. †	7.25%		6/1/2021	2,521	2,539,908
JBS USA LUX SA/JBS USA Finance, Inc.†	8.25%		2/1/2020	2,489	2,526,335
Smithfield Foods, Inc.†	2.70%		1/31/2020	386	389,188
Smithfield Foods, Inc.†	3.35%		2/1/2022	226	228,376
Want Want China Finance Ltd. (China)†(c)	1.875%		5/14/2018	700	697,627
Total					7,978,475

Health Care Products 0.45%
Alere, Inc.†	6.375%		7/1/2023	553	600,696
Becton Dickinson & Co.(d)	2.24%	#	6/6/2022	675	676,762
Becton Dickinson & Co.(d)	2.894%		6/6/2022	675	676,727
Life Technologies Corp.	5.00%		1/15/2021	1,258	1,356,272
Life Technologies Corp.	6.00%		3/1/2020	1,175	1,289,608
Zimmer Biomet Holdings, Inc.	2.70%		4/1/2020	690	698,591
Total					5,298,656

Health Care Services 0.26%
Acadia Healthcare Co., Inc.	6.125%		3/15/2021	396	409,860
Anthem, Inc.	1.875%		1/15/2018	330	330,475
Anthem, Inc.	2.25%		8/15/2019	1,500	1,508,134
Universal Health Services, Inc.†	3.75%		8/1/2019	705	721,744
Universal Health Services, Inc.†	4.75%		8/1/2022	140	144,200
Total					3,114,413

Insurance 0.24%
CNA Financial Corp.	5.875%		8/15/2020	600	664,595
HUB International Ltd.†	7.875%		10/1/2021	309	323,677
Lincoln National Corp.	7.00%		3/15/2018	500	520,979
Lincoln National Corp.	8.75%		7/1/2019	39	44,182
Protective Life Corp.	7.375%		10/15/2019	225	251,744
Willis North America, Inc.	7.00%		9/29/2019	1,005	1,107,912
Total					2,913,089

Leasing 0.27%
Aviation Capital Group Corp.†	2.875%		9/17/2018	520	524,932
Aviation Capital Group Corp.†	4.625%		1/31/2018	980	996,314
Penske Truck Leasing Co. LP/PTL Finance Corp.†	2.50%		6/15/2019	50	50,407
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.05%		1/9/2020	1,125	1,146,798
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.20%		7/15/2020	522	535,907
Total					3,254,358

182	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Leisure 0.08%
LTF Merger Sub, Inc.†	8.50%	6/15/2023	$432	$463,320
NCL Corp. Ltd.†	4.75%	12/15/2021	414	427,455
Viking Cruises Ltd.†	8.50%	10/15/2022	18	18,922
Total				909,697

Lodging 0.44%
Caesar’s Entertainment Resort Properties LLC/Caesar’s Entertainment Resort Properties Finance, Inc.	11.00%	10/1/2021	1,557	1,679,847
Caesar’s Growth Properties Holdings LLC/Caesar’s Growth Properties Finance, Inc.	9.375%	5/1/2022	661	718,837
Golden Nugget, Inc.†	8.50%	12/1/2021	550	589,875
Hyatt Hotels Corp.†	6.875%	8/15/2019	50	54,983
Playa Resorts Holding BV (Netherlands)†(c)	8.00%	8/15/2020	585	614,250
Station Casinos LLC	7.50%	3/1/2021	567	591,098
Wyndham Worldwide Corp.	2.50%	3/1/2018	1,000	1,005,167
Total				5,254,057

Machinery: Agricultural 0.58%
BAT International Finance plc (United Kingdom)†(c)	1.85%	6/15/2018	1,000	1,000,472
Imperial Brands Finance plc (United Kingdom)†(c)	2.05%	2/11/2018	3,260	3,261,627
Viterra, Inc. (Canada)†(c)	5.95%	8/1/2020	2,394	2,603,128
Total				6,865,227

Machinery: Industrial/Specialty 0.13%
Cleaver-Brooks, Inc.†	8.75%	12/15/2019	1,282	1,322,062
Kennametal, Inc.	2.65%	11/1/2019	275	275,292
Total				1,597,354

Manufacturing 0.06%
Crane Co.	2.75%	12/15/2018	150	152,068
Pentair Finance SA (Luxembourg)(c)	1.875%	9/15/2017	25	25,029
Pentair Finance SA (Luxembourg)(c)	2.90%	9/15/2018	491	497,892
Textron, Inc.	5.60%	12/1/2017	25	25,500
Total				700,489

Media 1.29%
Clear Channel Worldwide Holdings, Inc.	7.625%	3/15/2020	1,986	2,003,377
Cox Communications, Inc.†	3.25%	12/15/2022	775	770,301
Cox Communications, Inc.†	6.25%	6/1/2018	106	110,492
Cox Communications, Inc.†	9.375%	1/15/2019	1,060	1,175,877

See Notes to Financial Statements.	183

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2017

				Principal
	Interest	Maturity		Amount	Fair
Investments	Rate	Date		(000)	Value
Media (continued)
CSC Holdings LLC†	10.125%	1/15/2023		$650	$758,485
NBCUniversal Enterprise, Inc.†	5.25%	–	(e)	2,780	2,953,750
SFR Group SA (France)†(c)	6.00%	5/15/2022		1,350	1,415,812
Sirius XM Radio, Inc.†	5.25%	8/15/2022		1,000	1,037,500
Sky plc (United Kingdom)†(c)	9.50%	11/15/2018		250	276,033
Time Warner Cable LLC	8.25%	4/1/2019		1,760	1,951,066
Time Warner Cable LLC	8.75%	2/14/2019		431	478,408
Time Warner, Inc.	4.875%	3/15/2020		750	804,539
Viacom, Inc.	2.75%	12/15/2019		400	406,254
Viacom, Inc.	5.625%	9/15/2019		348	373,821
WaveDivision Escrow LLC/WaveDivision Escrow Corp.†	8.125%	9/1/2020		803	837,127
Total					15,352,842

Metal Fabricating 0.03%
Zekelman Industries, Inc.†	9.875%	6/15/2023		304	344,280

Metals & Minerals: Miscellaneous 1.26%
Ausdrill Finance Pty Ltd. (Australia)†(c)	6.875%	11/1/2019		525	542,063
Barrick Gold Corp. (Canada)(c)	6.95%	4/1/2019		81	88,204
Barrick PD Australia Finance Pty Ltd. (Australia)(c)	4.95%	1/15/2020		24	25,723
Century Aluminum Co.†	7.50%	6/1/2021		145	147,900
Eldorado Gold Corp. (Canada)†(c)	6.125%	12/15/2020		682	702,460
FMG Resources (August 2006) Pty Ltd. (Australia)†(c)	9.75%	3/1/2022		4,495	5,196,220
Freeport-McMoRan, Inc.†	6.50%	11/15/2020		344	357,788
Glencore Finance Canada Ltd. (Canada)†(c)	2.70%	10/25/2017		3,915	3,924,737
Glencore Finance Canada Ltd. (Canada)†(c)	4.25%	10/25/2022		367	381,393
Glencore Finance Canada Ltd. (Canada)†(c)	4.95%	11/15/2021		379	406,736
Goldcorp, Inc. (Canada)(c)	2.125%	3/15/2018		332	333,919
Goldcorp, Inc. (Canada)(c)	3.625%	6/9/2021		1,360	1,411,586
Hecla Mining Co.	6.875%	5/1/2021		339	350,229
New Gold, Inc. (Canada)†(c)	7.00%	4/15/2020		1,153	1,173,177
Total					15,042,135

Natural Gas 0.02%
CenterPoint Energy Resources Corp.	4.50%	1/15/2021		273	289,990

Oil 4.23%
Afren plc (United Kingdom)†(a)(c)	6.625%	12/9/2020		195	1,015
Afren plc (United Kingdom)†(a)(c)	10.25%	4/8/2019		195	1,015

184	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Oil (continued)
Afren plc (United Kingdom)†(a)(c)	11.50%	2/1/2016	$390	$2,030
Anadarko Holding Co.	7.05%	5/15/2018	388	405,825
Atwood Oceanics, Inc.	6.50%	2/1/2020	548	551,425
Bill Barrett Corp.	7.00%	10/15/2022	60	57,000
Canadian Natural Resources Ltd. (Canada)(c)	1.75%	1/15/2018	2,857	2,856,411
Canadian Natural Resources Ltd. (Canada)(c)	2.95%	1/15/2023	953	957,635
Canadian Natural Resources Ltd. (Canada)(c)	5.90%	2/1/2018	553	567,606
Canadian Oil Sands Ltd. (Canada)†(c)	7.75%	5/15/2019	295	322,710
Canadian Oil Sands Ltd. (Canada)†(c)	9.40%	9/1/2021	125	154,226
Carrizo Oil & Gas, Inc.	6.25%	4/15/2023	25	24,438
Carrizo Oil & Gas, Inc.	7.50%	9/15/2020	2,082	2,136,652
Cenovus Energy, Inc. (Canada)(c)	5.70%	10/15/2019	750	804,585
CNOOC Finance 2013 Ltd. (Hong Kong)(c)	1.75%	5/9/2018	1,025	1,022,999
CNOOC Finance 2015 Australia Pty Ltd. (Australia)(c)	2.625%	5/5/2020	1,000	1,001,301
Concho Resources, Inc.	5.50%	10/1/2022	219	226,665
Concho Resources, Inc.	5.50%	4/1/2023	2,287	2,375,621
CrownRock LP/CrownRock Finance, Inc.†	7.125%	4/15/2021	441	455,884
Denbury Resources, Inc.	5.50%	5/1/2022	578	421,940
Devon Energy Corp.	2.25%	12/15/2018	300	299,636
Devon Energy Corp.	4.00%	7/15/2021	250	260,694
Devon Energy Corp.	6.30%	1/15/2019	134	141,559
Eclipse Resources Corp.	8.875%	7/15/2023	979	991,237
Encana Corp. (Canada)(c)	3.90%	11/15/2021	1,400	1,454,593
Encana Corp. (Canada)(c)	6.50%	5/15/2019	2,341	2,521,646
Endeavor Energy Resources LP/EER Finance, Inc.†	7.00%	8/15/2021	1,327	1,378,421
Eni SpA (Italy)†(c)	4.15%	10/1/2020	1,500	1,575,375
KazMunayGas National Co. JSC (Kazakhstan)†(c)	9.125%	7/2/2018	1,583	1,694,394
Laredo Petroleum, Inc.	7.375%	5/1/2022	526	543,753
Newfield Exploration Co.	5.75%	1/30/2022	1,100	1,177,000
Nexen Energy ULC (Canada)(c)	6.20%	7/30/2019	74	79,616
Noble Energy, Inc.	5.625%	5/1/2021	1,054	1,083,928
Noble Energy, Inc.	8.25%	3/1/2019	463	511,219
Northern Tier Energy LLC/Northern Tier Finance Corp.	7.125%	11/15/2020	392	406,455
OGX Austria GmbH (Brazil)†(a)(c)	8.50%	6/1/2018	225	5
PDC Energy, Inc.	7.75%	10/15/2022	710	746,388
Permian Resources LLC†	13.00%	11/30/2020	294	342,510
Petrobras Global Finance BV (Netherlands)(c)	6.125%	1/17/2022	593	617,017

See Notes to Financial Statements.	185

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Oil (continued)
Petroleos Mexicanos (Mexico)(c)	3.125%		1/23/2019	$853	$864,089
Petroleos Mexicanos (Mexico)(c)	3.50%		7/18/2018	436	441,970
Petroleos Mexicanos (Mexico)(c)	5.50%		2/4/2019	1,189	1,249,758
Petroleos Mexicanos (Mexico)(c)	5.75%		3/1/2018	2,087	2,144,257
Petroleos Mexicanos (Mexico)(c)	8.00%		5/3/2019	1,020	1,127,712
Phillips 66†	1.786%	#	4/15/2019	373	373,505
Pioneer Natural Resources Co.	3.45%		1/15/2021	450	466,484
Pioneer Natural Resources Co.	6.875%		5/1/2018	457	477,479
Pioneer Natural Resources Co.	7.50%		1/15/2020	129	145,866
Precision Drilling Corp. (Canada)(c)	6.625%		11/15/2020	955	965,014
Range Resources Corp.†	5.75%		6/1/2021	1,006	1,048,755
Range Resources Corp.†	5.875%		7/1/2022	249	255,848
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(c)	6.75%		9/30/2019	900	998,393
Resolute Energy Corp.	8.50%		5/1/2020	360	367,200
Resolute Energy Corp.†	8.50%		5/1/2020	193	196,860
RSP Permian, Inc.	6.625%		10/1/2022	1,049	1,110,629
Sanchez Energy Corp.	6.125%		1/15/2023	492	435,420
Seven Generations Energy Ltd. (Canada)†(c)	6.875%		6/30/2023	202	214,625
Seven Generations Energy Ltd. (Canada)†(c)	8.25%		5/15/2020	600	630,000
Sinopec Group Overseas Development 2013 Ltd.†	2.50%		10/17/2018	2,000	2,011,060
SM Energy Co.	6.50%		11/15/2021	1,374	1,394,610
SM Energy Co.	6.50%		1/1/2023	579	573,210
Statoil ASA (Norway)†(c)	7.875%		12/9/2022	1,000	1,257,038
Western Refining Logistics LP/WNRL Finance Corp.	7.50%		2/15/2023	74	80,290
Western Refining, Inc.	6.25%		4/1/2021	1,040	1,072,822
WPX Energy, Inc.	7.50%		8/1/2020	331	350,860
Total					50,426,183

Oil: Crude Producers 4.81%
Boardwalk Pipelines LP	5.20%		6/1/2018	1,175	1,208,813
Buckeye Partners LP	2.65%		11/15/2018	1,450	1,458,298
Buckeye Partners LP	4.875%		2/1/2021	510	545,984
Buckeye Partners LP	5.50%		8/15/2019	75	79,669
Buckeye Partners LP	6.05%		1/15/2018	425	435,705
Columbia Pipeline Group, Inc.	2.45%		6/1/2018	1,153	1,158,585
Columbia Pipeline Group, Inc.	3.30%		6/1/2020	1,035	1,059,699
DCP Midstream Operating LP†	9.75%		3/15/2019	950	1,073,500
Enbridge Energy Partners LP	6.50%		4/15/2018	1,108	1,151,633

186	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Oil: Crude Producers (continued)
Enbridge Energy Partners LP	9.875%	3/1/2019	$1,798	$2,029,036
Energy Transfer LP	4.15%	10/1/2020	800	837,054
Energy Transfer LP	9.00%	4/15/2019	1,725	1,939,681
Energy Transfer LP	9.70%	3/15/2019	1,450	1,638,842
Energy Transfer LP	4.65%	6/1/2021	400	426,737
Florida Gas Transmission Co. LLC†	5.45%	7/15/2020	1,334	1,448,140
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	995	1,098,003
Gulf South Pipeline Co. LP	4.00%	6/15/2022	138	142,674
Hiland Partners Holdings LLC/Hiland Partners Finance Corp.†	5.50%	5/15/2022	471	490,541
Kinder Morgan Energy Partners LP	5.30%	9/15/2020	1,350	1,465,136
Kinder Morgan Energy Partners LP	5.80%	3/1/2021	1,214	1,344,767
Kinder Morgan Energy Partners LP	5.95%	2/15/2018	2,175	2,235,515
Kinder Morgan Energy Partners LP	6.50%	4/1/2020	310	342,985
Kinder Morgan Energy Partners LP	6.85%	2/15/2020	175	195,667
Kinder Morgan Energy Partners LP	9.00%	2/1/2019	250	277,976
Kinder Morgan, Inc.†	5.00%	2/15/2021	283	304,832
Kinder Morgan, Inc.	7.25%	6/1/2018	603	634,548
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	947	1,014,474
MPLX LP	5.50%	2/15/2023	5,290	5,477,795
ONEOK Partners LP	3.20%	9/15/2018	499	506,370
Panhandle Eastern Pipeline Co. LP	7.00%	6/15/2018	1,200	1,253,669
Regency Energy Partners LP/Regency Energy Finance Corp.	5.50%	4/15/2023	2,848	2,973,312
Regency Energy Partners LP/Regency Energy Finance Corp.	6.50%	7/15/2021	1,514	1,565,098
Rockies Express Pipeline LLC†	6.00%	1/15/2019	185	195,060
Rockies Express Pipeline LLC†	6.85%	7/15/2018	175	184,188
Sabine Pass Liquefaction LLC	5.625%	2/1/2021	5,180	5,669,857
Spectra Energy Capital LLC	6.20%	4/15/2018	465	482,502
Spectra Energy Partners LP	2.95%	9/25/2018	1,020	1,034,337
Spectra Energy Partners LP	4.60%	6/15/2021	297	317,771
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	5.875%	10/1/2020	113	116,108
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	6.125%	10/15/2021	2,473	2,593,559
Texas Eastern Transmission LP†	4.125%	12/1/2020	500	525,936
Texas Gas Transmission LLC†	4.50%	2/1/2021	729	766,963
TransCanada PipeLines Ltd. (Canada)(c)	6.50%	8/15/2018	18	19,025
TransCanada PipeLines Ltd. (Canada)(c)	7.125%	1/15/2019	392	423,986
Western Gas Partners LP	2.60%	8/15/2018	113	113,516

See Notes to Financial Statements.	187

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Oil: Crude Producers (continued)
Williams Partners LP/ACMP Finance Corp.	4.875%	5/15/2023	$6,793	$7,013,773
Total				57,271,319

Oil: Integrated Domestic 0.42%
Cameron International Corp.	1.40%	6/15/2017	140	140,001
National Oilwell Varco, Inc.	1.35%	12/1/2017	1,003	1,001,437
National Oilwell Varco, Inc.	2.60%	12/1/2022	876	865,018
SESI LLC	6.375%	5/1/2019	1,307	1,293,930
Weatherford International Ltd.	9.625%	3/1/2019	1,573	1,734,232
Total				5,034,618

Paper & Forest Products 0.00%
International Paper Co.	9.375%	5/15/2019	19	21,605

Real Estate Investment Trusts 1.82%
Brixmor Operating Partnership LP	3.875%	8/15/2022	371	383,393
CBRE Services, Inc.	5.00%	3/15/2023	1,303	1,358,626
DDR Corp.	3.50%	1/15/2021	134	136,301
DDR Corp.	4.75%	4/15/2018	352	358,640
DDR Corp.	7.50%	7/15/2018	481	507,685
DDR Corp.	7.875%	9/1/2020	849	979,154
Digital Realty Trust LP	3.40%	10/1/2020	210	216,496
Digital Realty Trust LP	5.875%	2/1/2020	2,294	2,500,219
DuPont Fabros Technology LP	5.875%	9/15/2021	500	520,313
EPR Properties	7.75%	7/15/2020	1,876	2,138,098
HCP, Inc.	2.625%	2/1/2020	687	695,046
HCP, Inc.	3.75%	2/1/2019	1,103	1,129,127
HCP, Inc.	5.375%	2/1/2021	1,115	1,218,300
Healthcare Realty Trust, Inc.	5.75%	1/15/2021	200	219,945
Kilroy Realty LP	4.80%	7/15/2018	874	896,007
Kilroy Realty LP	6.625%	6/1/2020	1,690	1,884,977
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada)†(c)	3.125%	3/20/2022	1,068	1,086,985
SL Green Realty Corp.	5.00%	8/15/2018	102	104,985
SL Green Realty Corp.	7.75%	3/15/2020	850	957,720
VEREIT Operating Partnership LP	3.00%	2/6/2019	2,675	2,709,962
VEREIT Operating Partnership LP	4.125%	6/1/2021	329	346,608
Welltower, Inc.	4.125%	4/1/2019	103	106,378
Weyerhaeuser Co.	4.70%	3/15/2021	1,042	1,113,386
Weyerhaeuser Co.	7.375%	10/1/2019	68	75,937
Total				21,644,288

188	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Retail 0.44%
Best Buy Co., Inc.	5.00%		8/1/2018	$1,395	$1,446,828
Marks & Spencer plc (United Kingdom)†(c)	6.25%		12/1/2017	200	204,146
PVH Corp.	4.50%		12/15/2022	251	259,785
Rite Aid Corp.	6.75%		6/15/2021	2,039	2,072,134
Rite Aid Corp.	9.25%		3/15/2020	248	257,022
Walgreens Boots Alliance, Inc.	1.75%		5/30/2018	275	277,345
Walgreens Boots Alliance, Inc.	2.60%		6/1/2021	52	52,465
Walgreens Boots Alliance, Inc.	3.10%		6/1/2023	702	711,015
Total					5,280,740

Savings & Loan 0.02%
Astoria Financial Corp.	5.00%		6/19/2017	268	268,370

Steel 0.30%
BlueScope Steel Finance Ltd/BlueScope Steel Finance USA LLC (Australia)†(c)	6.50%		5/15/2021	1,060	1,124,925
Cliffs Natural Resources, Inc.†	8.25%		3/31/2020	90	99,450
GTL Trade Finance, Inc.†	7.25%		10/20/2017	250	254,875
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc.†	6.375%		5/1/2022	478	500,705
U.S. Steel Corp.†	8.375%		7/1/2021	1,444	1,588,400
Total					3,568,355

Technology 0.40%
Baidu, Inc. (China)(c)(f)	2.25%		11/28/2017	1,700	1,704,692
Baidu, Inc. (China)(c)	2.75%		6/9/2019	200	202,437
Baidu, Inc. (China)(c)	3.25%		8/6/2018	700	709,813
eBay, Inc.	1.65%	#	8/1/2019	640	641,909
Expedia, Inc.	7.456%		8/15/2018	716	762,808
Symantec Corp.	2.75%		6/15/2017	25	25,006
Tencent Holdings Ltd. (China)†(c)	3.375%		5/2/2019	750	767,103
Total					4,813,768

Telecommunications 1.00%
AT&T, Inc.	5.80%		2/15/2019	672	714,655
BellSouth LLC†	4.285%		4/26/2018	2,750	2,807,379
Digicel Group Ltd. (Jamaica)†(c)	8.25%		9/30/2020	700	666,750
FairPoint Communications, Inc.†	8.75%		8/15/2019	1,230	1,263,825
GCI, Inc.	6.75%		6/1/2021	545	562,031
GTH Finance BV (Netherlands)†(c)	6.25%		4/26/2020	200	213,785
Nortel Networks Ltd. (Canada)(a)(c)	10.75%		7/15/2016	1,687	1,733,393

See Notes to Financial Statements.	189

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Telecommunications (continued)
Telenor ASA (Norway)(c)	1.75%		5/22/2018	$250	$249,352
Wind Acquisition Finance SA (Luxembourg)†(c)	6.50%		4/30/2020	700	724,500
Wind Acquisition Finance SA (Luxembourg)†(c)	7.375%		4/23/2021	2,012	2,097,761
Windstream Services LLC	7.75%		10/1/2021	932	906,370
Total					11,939,801

Textiles Products 0.05%
Springs Industries, Inc.	6.25%		6/1/2021	574	594,090

Transportation: Miscellaneous 0.18%
Asciano Finance Ltd. (Australia)†(c)	5.00%		4/7/2018	500	510,344
Florida East Coast Holdings Corp.†	6.75%		5/1/2019	850	877,625
Ryder System, Inc.	2.50%		3/1/2018	585	588,074
Watco Cos. LLC/Watco Finance Corp.†	6.375%		4/1/2023	95	99,037
XPO Logistics, Inc.†	6.50%		6/15/2022	84	89,498
Total					2,164,578

Utilities 0.02%
United Utilities plc (United Kingdom)(c)	5.375%		2/1/2019	233	243,778

Wholesale 0.01%
Rexel SA (France)†(c)	5.25%		6/15/2020	132	135,713
Total Corporate Bonds (cost $501,602,979)					504,452,815

FLOATING RATE LOANS(g) 4.24%

Aerospace/Defense 0.01%
Gol LuxCo S.A. Term Loan (Luxembourg)(c)	–	(h)	8/31/2020	136	140,080

Business Services 0.05%
Neff Rental LLC 2nd Lien Closing DateTerm Loan	7.543%		6/9/2021	365	365,844
Nord Anglia Education Finance LLC Initial Term Loan	–	(h)	3/31/2021	206	206,855
Total					572,699

Chemicals 0.30%
Celanese U.S. Holdings LLC Term Loan	2.51%		7/15/2021	1,650	1,654,125
FMC Corporation Term Loan A	2.295%		4/21/2020	400	399,752
Mosaic Company (The) Term Loan	2.26%		11/18/2021	1,522	1,523,902
Total					3,577,779

190	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Containers 0.15%
Ball Corp. USD Term Loan A	2.795%		3/18/2021	$634	$633,354
Ball UK Aquisition Ltd. EUR Term Loan A(b)	1.75%		3/18/2021	EUR 144	163,603
WestRock Co. Closing Date Term Loan	2.175%		7/1/2020	$1,000	1,000,000
Total					1,796,957

Drugs 0.05%
Teva Pharmaceutical Industries Ltd Term Loan B (Israel)(c)	–	(h)	11/16/2020	549	544,542

Electric: Power 0.21%
FirstEnergy Corp. Term Loan	2.739%		12/6/2021	2,550	2,540,437

Electrical Equipment 0.22%
Analog Devices, Inc. 3 Year Term Loan	2.125%		9/23/2019	2,667	2,666,880

Electronics 0.08%
Keysight Technologies, Inc. Delayed Draw Term Loan	–	(h)	2/14/2020	960	960,605

Food 0.04%
Amplify Snack Brands, Inc. Term Loan	6.50%		9/2/2023	482	479,974

Government 0.10%
Seminole Tribe of Florida Initial Term Loan	3.397%		4/29/2020	1,198	1,203,249

Health Care Products 0.51%
Medtronic, Inc. Term Loan	1.919%		1/26/2018	2,775	2,766,911
Zimmer biomet Holdings, Inc. Term Loan	2.295%		9/30/2019	1,569	1,564,105
Zimmer Holdings, Inc. Term Loan	2.42%		5/29/2019	1,744	1,739,845
Total					6,070,861

Health Care Services 0.13%
Fresenius Medical Care AG & Co. KGaA
Tranche A Term Loan	2.289%		10/30/2019	1,217	1,221,912
Laboratory Corp. of America Holdings Term Loan	2.295%		12/19/2019	336	336,730
Total					1,558,642

Household Equipment/Products 0.21%
Dell International LLC Term Loan A1	3.05%		12/31/2018	580	581,836
Dell International LLC Term Loan A2	3.30%		9/7/2021	1,841	1,849,627
Total					2,431,463

Leasing 0.10%
Avolon TLB Borrower 1 LLC Initial Term Loan B2 (Luxembourg)(c)	3.76%		3/21/2022	1,214	1,230,620

See Notes to Financial Statements.	191

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Lodging 0.10%
VML US Finance, LLC USD New Initial Term Loan	–	(h)	5/31/2022	$1,245	$1,226,325

Machinery: Industrial/Specialty 0.04%
Flowserve Corp. 2012 Term Loan	2.397%		10/14/2020	525	524,018

Manufacturing 0.16%
Tyco International Holding S.a.r.I. Term Loan (Luxembourg)(c)	2.814%		3/2/2020	1,900	1,898,224

Media 0.25%
AMC Networks, Inc. Term Loan A	2.493%		12/16/2019	1,432	1,435,291
Charter Communications Operating, LLC Term Loan E1	3.05%		7/1/2020	1,471	1,480,939
Total					2,916,230

Metals & Minerals: Diversified 0.07%
Fairmount Santrol, Inc. Tranche B2 New Term Loan	4.647%		9/5/2019	871	850,883

Miscellaneous 0.28%
Harris Corp. 3 Year Tranche Term Loan	2.55%		3/16/2018	106	106,519
Harris Corp. 5 Year Tranche Term Loan	2.55%		3/16/2020	475	476,075
Rockwell Collins, Inc. Term Loan	–	(h)	12/16/2019	2,776	2,777,749
Total					3,360,343

Office Furniture & Business Equipment 0.06%
Eastman Chemical Company Term Loan	2.295%		12/15/2021	703	701,243

Oil 0.08%
Noble Energy, Inc. Initial Term Loan	2.20%		1/6/2019	589	590,022
Petroleos Mexicanos Term Loan (Mexico)(c)	–	(h)	2/14/2020	305	303,475
Total					893,497

Oil: Crude Producers 0.21%
Buckeye Partners LP Delayed Draw Term Loan	2.40%		9/30/2019	317	316,604
ONEOK Partners, L.P. Term Loan	2.329%		1/8/2019	852	850,935
Williams Partners L.P. Term Loan	–	(h)	12/24/2018	1,375	1,376,718
Total					2,544,257

Real Estate Investment Trusts 0.20%
American Tower Corporation Term Loan	2.30%		1/31/2022	2,391	2,376,056

192	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Retail 0.51%
Bass Pro Group LLC 2015 New Term Loan	4.244%		6/5/2020	$591	$591,370
Burlington Coat Factory Warehouse Corp.Term Loan B4	3.75%		8/13/2021	1,206	1,212,283
P.F. Chang’s China Bistro, Inc. Borrowing Term Loan	4.25% - 4.535%		7/2/2019	432	429,840
PVH Corp. Tranche A Term Loan	2.501%		5/19/2021	3,309	3,303,278
Rite Aid Corp. 2nd Lien Tranche 2 Term Loan	4.875%		6/21/2021	500	502,345
Total					6,039,116

Technology 0.02%
Zayo Group, LLC 2017 Incremental Refinancing Term Loan B1	3.01%		1/19/2021	202	203,357

Telecommunications 0.10%
AT&T, Inc. Tranche A Advance Term Loan	2.064%		3/2/2018	1,173	1,172,916
Total Floating Rate Loans (cost $50,367,899)					50,481,253

FOREIGN GOVERNMENT OBLIGATIONS(c) 0.24%

Argentina 0.05%
Republic of Argentina	5.625%		1/26/2022	625	651,562

Dominican Republic 0.00%
Dominican Republic†	9.04%		1/23/2018	26	26,979

Indonesia 0.14%
Republic of Indonesia†	3.70%		1/8/2022	643	661,475
Republic of Indonesia†	3.75%		4/25/2022	1,000	1,028,714
Total					1,690,189

Qatar 0.05%
State of Qatar†	5.25%		1/20/2020	516	557,719
Total Foreign Government Obligations (cost $2,890,004)					2,926,449

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 2.23%
Federal Home Loan Mortgage Corp. 2011-K704 B†	4.536%	#	10/25/2030	508	521,480
Federal Home Loan Mortgage Corp. 2012-K705 C†	4.16%	#	9/25/2044	135	137,752
Federal Home Loan Mortgage Corp. 2012-K706 B†	4.029%	#	11/25/2044	300	307,127
Federal Home Loan Mortgage Corp. 2012-K708 C†	3.751%	#	2/25/2045	500	508,876
Federal Home Loan Mortgage Corp. 2012-K710 B†	3.821%	#	6/25/2047	200	205,441
Federal Home Loan Mortgage Corp. 2013-K502 C†	2.865%	#	3/25/2045	323	322,764

See Notes to Financial Statements.	193

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. 2013-K712 B†	3.365%	#	5/25/2045	$360	$367,902
Federal Home Loan Mortgage Corp. 2014-K503 B†	3.002%	#	10/25/2047	47	47,722
Federal Home Loan Mortgage Corp. K061 X1 IO	0.179%	#	11/25/2026	15,493	254,226
Federal Home Loan Mortgage Corp. Q001 XA IO	2.322%	#	2/25/2032	1,443	239,969
Government National Mortgage Assoc. 2013-162 A	2.75%	#	9/16/2046	116	115,618
Government National Mortgage Assoc. 2013-171 IO	0.944%	#	6/16/2054	7,179	486,679
Government National Mortgage Assoc. 2013-193 IO	0.949%	#	1/16/2055	2,740	185,445
Government National Mortgage Assoc. 2014-112 A	3.00%	#	1/16/2048	401	405,956
Government National Mortgage Assoc. 2014-135 AS	2.30%		2/16/2047	527	525,649
Government National Mortgage Assoc. 2014-15 IO	0.85%	#	8/16/2054	7,116	409,159
Government National Mortgage Assoc. 2014-64 IO	1.213%	#	12/16/2054	39,870	2,915,271
Government National Mortgage Assoc. 2014-70 A	2.50%		3/16/2049	26	25,671
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	147	146,819
Government National Mortgage Assoc. 2015-19 AD	2.90%		10/16/2055	309	313,714
Government National Mortgage Assoc. 2017-41 AS	2.60%		6/16/2058	4,452	4,425,615
Government National Mortgage Assoc. 2017-44 AD	2.65%		11/17/2048	1,317	1,318,642
Government National Mortgage Assoc. 2017-51 AS	2.75%		4/16/2058	1,642	1,642,092
Government National Mortgage Assoc. 2017-53 B	2.75%		3/16/2050	2,051	2,055,622
Government National Mortgage Assoc. 2017-54 AD	2.75%		1/16/2057	2,053	2,052,918
Government National Mortgage Assoc. 2017-61 A	2.60%		8/16/2058	999	992,997
Government National Mortgage Assoc. 2017-69 AS	2.75%		2/16/2058	1,709	1,706,676
Government National Mortgage Assoc. 2017-71 AS	2.70%		4/16/2057	1,139	1,135,599
Government National Mortgage Assoc. 2017-72 AM	2.60%		9/16/2051	694	688,966
Government National Mortgage Assoc. 2017-74 AS	2.60%		10/16/2057	694	688,466
Government National Mortgage Assoc. 2017-76 AS	2.65%		11/16/2050	1,388	1,380,205
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $27,807,556)					26,531,038

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 1.36%
Federal Home Loan Bank	1.125%		4/25/2018	3,010	3,008,173
Federal Home Loan Mortgage Corp.	0.875%		3/7/2018	1,118	1,115,657
Federal Home Loan Mortgage Corp.	3.09%	#	11/1/2043	1,749	1,804,615
Federal Home Loan Mortgage Corp.	3.138%	#	12/1/2036	288	303,685
Federal Home Loan Mortgage Corp.	3.214%	#	4/1/2037	114	119,541
Federal Home Loan Mortgage Corp.	3.255%	#	10/1/2038	84	88,502
Federal Home Loan Mortgage Corp.	3.322%	#	5/1/2036	97	103,163

194	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal Home Loan Mortgage Corp.	3.335%	#	2/1/2038	$317	$336,232
Federal Home Loan Mortgage Corp.	3.373%	#	9/1/2036	263	276,745
Federal Home Loan Mortgage Corp.	3.477%	#	2/1/2037	242	256,743
Federal National Mortgage Assoc.	2.58%		11/1/2018	477	482,541
Federal National Mortgage Assoc.	2.701%	#	12/1/2045	413	424,000
Federal National Mortgage Assoc.	2.732%	#	12/1/2045	1,558	1,599,408
Federal National Mortgage Assoc.	2.837%	#	10/1/2045	450	463,339
Federal National Mortgage Assoc.	2.838%	#	10/1/2035	409	431,742
Federal National Mortgage Assoc.	2.856%	#	1/1/2038	234	247,250
Federal National Mortgage Assoc.	2.869%	#	3/1/2038	112	117,997
Federal National Mortgage Assoc.	2.875%	#	6/1/2038	563	586,172
Federal National Mortgage Assoc.	3.071%	#	3/1/2039	182	189,901
Federal National Mortgage Assoc.	3.123%	#	8/1/2038	112	117,792
Federal National Mortgage Assoc.	3.124%	#	9/1/2038	213	225,483
Federal National Mortgage Assoc.	3.145%	#	3/1/2042	2,633	2,759,130
Federal National Mortgage Assoc.	3.152%	#	8/1/2037	23	24,194
Federal National Mortgage Assoc.	3.38%	#	12/1/2040	199	208,039
Federal National Mortgage Assoc.	3.396%	#	12/1/2040	403	425,326
Federal National Mortgage Assoc.	3.431%	#	4/1/2040	191	202,060
Federal National Mortgage Assoc.	3.475%	#	10/1/2040	149	157,807
Federal National Mortgage Assoc.	3.52%	#	12/1/2038	120	127,906
Total Government Sponsored Enterprises Pass-Throughs (cost $16,253,722)					16,203,143

MUNICIPAL BONDS 0.28%

Miscellaneous
IL State GO	2.77%		4/1/2018	350	349,839
IL State GO	4.35%		6/1/2018	484	486,827
IL State GO	6.20%		7/1/2021	500	526,405
Illinois	3.90%		1/1/2018	100	100,639
Illinois	5.665%		3/1/2018	650	663,474
Illinois	5.877%		3/1/2019	300	314,454
New Jersey Econ Dev Auth	2.421%		6/15/2018	500	498,320
New Jersey Econ Dev Auth (AGM)	Zero Coupon		2/15/2019	100	95,840
New Jersey Transp Tr Fnd Auth	5.00%		12/15/2018	300	313,242
Total Municipal Bonds (cost $3,354,904)					3,349,040

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 19.33%
Americold LLC 2010-ARTA A1†	3.847%		1/14/2029	658	681,110
AOA Mortgage Trust 2015-1177 A†	2.957%		12/13/2029	310	318,221

See Notes to Financial Statements.	195

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Aventura Mall Trust 2013-AVM A†	3.743%	#	12/5/2032	$1,200	$1,265,808
Aventura Mall Trust 2013-AVM D†	3.743%	#	12/5/2032	500	515,532
BAMLL Commercial Mortgage Securities Trust 2014-IP B†	2.717%	#	6/15/2028	350	349,863
BAMLL Commercial Mortgage Securities Trust 2014-IP C†	2.717%	#	6/15/2028	620	622,018
BAMLL Trust 2011-FSHN A†	4.42%		7/11/2033	751	813,660
Banc of America Commercial Mortgage TrustBanc of America Commercial Mortgage Trust(d)	2.75%		12/16/2058	1,374	1,373,356
Banc of America Re-REMIC Trust 2009-UB1 A4B†	5.90%	#	6/24/2050	190	190,569
Bancorp Commercial Mortgage Trust 2016-CRE1 A†	2.419%	#	11/15/2033	200	200,508
BB-UBS Trust 2012-TFT A†	2.892%		6/5/2030	2,574	2,550,543
BB-UBS Trust 2012-TFT B†	3.468%	#	6/5/2030	2,149	2,115,350
BB-UBS Trust 2012-TFT C†	3.468%	#	6/5/2030	3,000	2,921,926
BBCMS Trust 2013-TYSN C†	3.821%		9/5/2032	260	268,712
BBCMS Trust 2013-TYSN E†	3.708%		9/5/2032	2,480	2,506,985
BBCMS Trust 2015-STP XB IO†	0.205%	#	9/10/2028	88,000	601,920
BBCMS Trust 2015-VFM A1†	2.466%		3/10/2036	464	456,773
BBCMS Trust 2015-VFM X IO†	0.475%	#	3/12/2036	89,962	2,262,090
Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6 E†	5.406%	#	11/11/2041	595	611,034
Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6 F†	5.671%	#	11/11/2041	595	610,359
Bear Stearns Commercial Mortgage Securities Trust 2007-PW17 AM	5.906%	#	6/11/2050	533	535,850
Bear Stearns Deutsche Bank Trust 2005-AFR1 A2†	5.008%		9/15/2027	143	151,961
BWAY Mortgage Trust 2013-1515 XB IO†	0.403%	#	3/10/2033	47,800	1,404,354
CFCRE Commercial Mortgage Trust 2011-C2 AJ†	5.753%	#	12/15/2047	204	228,291
CFCRE Commercial Mortgage Trust 2016-C4 XA IO	1.763%	#	5/10/2058	1,036	119,185
CFCRE Commercial Mortgage Trust 2016-C6 XA IO	1.217%	#	11/10/2049	2,860	242,245
CFCRE Commercial Mortgage Trust 2016-C7 XA IO	0.797%	#	12/10/2054	3,786	222,339
CG-CCRE Commercial Mortgage Trust 2014-FL1 A†	1.939%	#	6/15/2031	3,463	3,463,765
CGBAM Commercial Mortgage Trust 2015-SMRT B†	3.213%		4/10/2028	488	495,844
CGBAM Commercial Mortgage Trust 2015-SMRT C†	3.516%		4/10/2028	366	372,702
CGBAM Commercial Mortgage Trust 2015-SMRT F†	3.912%	#	4/10/2028	170	167,969
CGGS Commercial Mortgage Trust 2016-RNDA DFX†	4.387%		2/10/2033	101	102,196
Cherrywood SB Commercial Mortgage Loan Trust 2016-1A AFX†	3.73%	#	3/25/2049	210	211,290

196	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Chicago Skyscraper Trust 2017-SKY A†	1.789%	#	2/15/2030	$3,115	$3,124,571
Chicago Skyscraper Trust 2017-SKY B†	2.089%	#	2/15/2030	420	421,294
Chicago Skyscraper Trust 2017-SKY C†	2.239%	#	2/15/2030	244	244,833
Chicago Skyscraper Trust 2017-SKY XCP IO	2.624%	#	2/15/2030	67,862	1,293,110
Citigroup Commercial Mortgage Trust 2012-GC8 A4	3.024%		9/10/2045	3,455	3,556,344
Citigroup Commercial Mortgage Trust 2013-GC11 A2	1.987%		4/10/2046	316	317,133
Citigroup Commercial Mortgage Trust 2013-SMP D†	2.911%	#	1/12/2030	600	601,319
Citigroup Commercial Mortgage Trust 2014-GC23 XB IO	0.232%	#	7/10/2047	3,452	56,670
Citigroup Commercial Mortgage Trust 2015-GC31 XA IO	0.458%	#	6/10/2048	6,124	167,177
Citigroup Commercial Mortgage Trust 2015-SSHP C†	3.089%	#	9/15/2027	4,431	4,406,522
Citigroup Commercial Mortgage Trust 2016-SMPL A†	2.228%		9/10/2031	2,130	2,116,996
Citigroup Commercial Mortgage Trust 2016-SMPL E†	4.509%		9/10/2031	159	160,208
Citigroup Mortgage Loan Trust 2013-2 5A1†	1.131%	#	7/25/2036	356	344,044
Commercial Mortgage Pass-Through Certificates 2004-LB2A G†	5.54%	#	3/10/2039	750	788,321
Commercial Mortgage Pass-Through Certificates 2010-C1 C†	6.005%	#	7/10/2046	100	109,459
Commercial Mortgage Pass-Through Certificates 2012-CR1 D†	5.321%	#	5/15/2045	3,000	2,958,203
Commercial Mortgage Pass-Through Certificates 2012-CR3 B†	3.922%		10/15/2045	617	643,271
Commercial Mortgage Pass-Through Certificates 2012-CR4 XA IO	1.884%	#	10/15/2045	5,556	361,255
Commercial Mortgage Pass-Through Certificates 2012-LTRT A1†	2.15%		10/5/2030	716	703,082
Commercial Mortgage Pass-Through Certificates 2013-CR6 A2	2.122%		3/10/2046	56	56,186
Commercial Mortgage Pass-Through Certificates 2013-CR7 XA IO	1.392%	#	3/10/2046	10,357	533,388
Commercial Mortgage Pass-Through Certificates 2013-CR8 XA IO	0.759%	#	6/10/2046	18,918	419,585
Commercial Mortgage Pass-Through Certificates 2013-GAM A2†	3.367%		2/10/2028	100	102,657

See Notes to Financial Statements.	197

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates 2013-LC6 A2	1.906%		1/10/2046	$250	$250,153
Commercial Mortgage Pass-Through Certificates 2013-SFS A1†	1.873%		4/12/2035	436	431,173
Commercial Mortgage Pass-Through Certificates 2013-THL D†	3.643%	#	6/8/2030	2,528	2,541,272
Commercial Mortgage Pass-Through Certificates 2013-THL E†	4.743%	#	6/8/2030	1,100	1,101,402
Commercial Mortgage Pass-Through Certificates 2013-WWP D†	3.898%		3/10/2031	965	980,789
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.25%	#	8/10/2047	3,529	198,801
Commercial Mortgage Pass-Through Certificates 2014-FL4 C†	2.595%	#	7/13/2031	935	942,253
Commercial Mortgage Pass-Through Certificates 2014-FL5 B†	3.139%	#	10/15/2031	645	642,094
Commercial Mortgage Pass-Through Certificates 2015-CR23 CMC†	3.685%	#	5/10/2048	1,300	1,294,869
Commercial Mortgage Pass-Through Certificates 2016-GCT D†	3.461%	#	8/10/2029	3,000	2,983,868
Commercial Mortgage Pass-Through Certificates 2016-GCT E†	3.461%	#	8/10/2029	3,000	2,925,514
Commercial Mortgage Pass-Through Certificates 2016-GCT XA IO†	0.784%		8/10/2029	101,318	2,584,896
Commercial Mortgage Pass-Through Certificates 2016-SAVA A†	2.71%	#	10/15/2034	2,120	2,131,752
Commercial Mortgage Pass-Through Certificates 2016-SAVA B†	3.29%	#	10/15/2034	1,010	1,016,210
Commercial Mortgage Pass-Through Certificates 2016-SAVA XCP IO†	2.173%	#	10/15/2034	8,597	255,682
Commercial Mortgage Trust 2006-GG7 AM	5.759%	#	7/10/2038	1,038	1,037,960
Commericial Mortgage Trust 2016-CD1 XA IO	1.442%	#	8/10/2049	3,504	336,817
Core Industrial Trust 2015-CALW C†	3.555%		2/10/2034	812	834,811
Core Industrial Trust 2015-TEXW E†	3.977%	#	2/10/2034	890	886,498
Cosmopolitan Hotel Trust 2016-CSMO B†	3.089%	#	11/15/2033	344	347,014
Cosmopolitan Hotel Trust 2016-CSMO E†	5.639%	#	11/15/2033	627	639,541
Credit Suisse Commercial Mortgage Trust 2008-C1 AM†	6.302%	#	2/15/2041	859	870,762
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA A†	5.384%		5/15/2023	44	44,248

198	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA B1†	5.466%		5/15/2023	$537	$563,868
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA B2†	5.538%		5/15/2023	3,710	3,972,741
Credit Suisse Mortgage Capital Certificates 2010-RR2 2B†	5.936%	#	9/15/2039	176	175,513
Credit Suisse Mortgage Capital Certificates 2014-TIKI B†	2.339%	#	9/15/2038	232	230,529
Credit Suisse Mortgage Capital Certificates 2014-TIKI C†	2.789%	#	9/15/2038	653	648,253
Credit Suisse Mortgage Capital Certificates 2014-USA X1 IO†	0.552%	#	9/15/2037	40,000	1,526,600
Credit Suisse Mortgage Capital Certificates 2015-DEAL A†	2.309%	#	4/15/2029	896	900,174
Credit Suisse Mortgage Capital Certificates 2015-DEAL B†	2.839%	#	4/15/2029	683	685,211
Credit Suisse Mortgage Capital Certificates 2015-GLPB A†	3.639%		11/15/2034	2,965	3,136,209
Credit Suisse Mortgage Capital Certificates 2016-MFF B†	3.489%	#	11/15/2033	578	580,123
Credit Suisse Mortgage Capital Certificates 2016-MFF C†	4.489%	#	11/15/2033	657	661,293
Credit Suisse Mortgage Capital Certificates 2016-NXSR XB IO	0.114%	#	12/15/2049	20,135	370,182
Credit Suisse Mortgage Capital Certificates 2017-HD A†	1.939%	#	2/15/2031	831	834,089
Credit Suisse Mortgage Capital Certificates 2017-HD B†	2.339%	#	2/15/2031	349	350,419
Credit Suisse Mortgage Capital Certificates 2017-HD D†	3.489%	#	2/15/2031	353	355,060
Credit Suisse Mortgage Capital Certificates 2017-HD E†	4.639%	#	2/15/2031	513	516,604
Credit Suisse Mortgage Capital Certificates 2017-LSTK A†	2.761%		4/5/2033	1,942	1,972,461
Credit Suisse Mortgage Capital Certificates 2017-LSTK B†	3.03%		4/5/2033	350	355,474
Credit Suisse Mortgage Capital Certificates 2017-LSTK C†	3.229%		4/5/2033	250	253,907
Credit Suisse Mortgage Capital Certificates 2017-LSTK D†	3.442%	#	4/5/2033	275	274,882
Credit Suisse Mortgage Capital Certificates Trust 2017-HD XCP IO†	1.935%	#	2/15/2031	31,669	930,983

See Notes to Financial Statements.	199

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Project Capital Certificates Structure(d)	2.70%		1/16/2059	$1,628	$1,619,606
Csail Commercial Mortgage Trust 2015-C2 XB IO†	0.003%	#	6/15/2057	82,732	325,137
CSAIL Commercial Mortgage Trust 2016-C7 XA IO	1.107%	#	11/15/2049	4,865	342,920
DBJPM Mortgage Trust 2016-C3 XA IO	1.517%	#	9/10/2049	9,951	1,070,207
DBUBS Mortgage Trust 2011-LC2A A1†	3.527%		7/10/2044	329	339,036
DBUBS Mortgage Trust 2011-LC2A B†	4.998%	#	7/10/2044	175	190,196
DBUBS Mortgage Trust 2011-LC2A D†	5.542%	#	7/10/2044	400	424,078
DBWF Mortgage Trust 2015-LCM A1†	2.998%		6/10/2034	497	503,407
DBWF Mortgage Trust 2015-LCM XA IO†	0.423%	#	6/10/2034	993	20,488
DBWF Mortgage Trust 2016-85T XA IO†	0.014%	#	12/10/2036	61,529	273,189
Federal Home Loan Mortgage Corp. 2012-K707 B†	3.883%	#	1/25/2047	2,032	2,078,106
Federal Home Loan Mortgage Corp. 2015-K721 B†	3.565%	#	11/25/2047	3,624	3,677,977
GAHR Commercial Mortgage Trust 2015-NRF BFX†	3.382%	#	12/15/2034	100	102,523
GAHR Commercial Mortgage Trust 2015-NRF CFX†	3.382%	#	12/15/2034	1,850	1,886,183
GAHR Commercial Mortgage Trust 2015-NRF DFX†	3.382%	#	12/15/2034	3,203	3,257,823
GAHR Commericial Mortgage Trust 2015-NRF EFX†	3.382%	#	12/15/2034	900	899,767
GRACE Mortgage Trust 2014-GRCE E†	3.59%	#	6/10/2028	142	144,392
Great Wolf Trust 2015-WOLF A†	2.444%	#	5/15/2034	626	629,588
Great Wolf Trust 2015-WOLF C†	3.494%	#	5/15/2034	230	232,494
Great Wolf Trust 2015-WOLF E†	5.444%	#	5/15/2034	257	262,630
GS Mortgage Securities Corp. II 2013-KING C†	3.435%	#	12/10/2027	700	713,523
GS Mortgage Securities Corp. Trust 2012-ALOH A†	3.551%		4/10/2034	1,335	1,408,919
GS Mortgage Securities Corp. Trust 2012-ALOH C†	4.13%	#	4/10/2034	115	120,340
GS Mortgage Securities Corp. Trust 2012-SHOP B†	3.311%		6/5/2031	1,613	1,618,236
GS Mortgage Securities Corp. Trust 2012-SHOP C†	3.633%		6/5/2031	1,200	1,208,606
GS Mortgage Securities Corp. Trust 2012-SHOP D†	4.182%		6/5/2031	300	302,165
GS Mortgage Securities Corp. Trust 2013-NYC5 D†	3.479%		1/10/2030	221	222,757
GS Mortgage Securities Corp. Trust 2017-GPTX A†	2.856%		5/10/2034	695	701,835
GS Mortgage Securities Corp. Trust 2017-GPTX B†	3.104%		5/10/2034	1,060	1,066,981
GS Mortgage Securities Corp. Trust 2017-GPTX C†	3.302%		5/10/2034	316	318,079
GS Mortgage Securities Trust 2010-C2 A1†	3.849%		12/10/2043	103	105,812
GS Mortgage Securities Trust 2012-GCJ7 B	4.74%		5/10/2045	259	278,475
GS Mortgage Securities Trust 2012-GCJ9 IO	2.252%	#	11/10/2045	1,835	136,114
GS Mortgage Securities Trust 2013-G1 A2†	3.557%	#	4/10/2031	2,584	2,592,892
GS Mortgage Securities Trust 2013-GC12 XA IO	1.552%	#	6/10/2046	22,455	1,414,654
GS Mortgage Securities Trust 2015-GS1 XA IO	0.831%	#	11/10/2048	1,090	61,030
GS Mortgage Securities Trust 2016-GS4 225A†	2.636%		11/10/2029	248	246,202
GS Mortgage Securities Trust 2016-GS4 225C†	3.778%		11/10/2029	433	433,760

200	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust 2016-GS4 225D†	4.766%		11/10/2029	$588	$595,464
GS Mortgage Securities Trust 2016-RENT C†	4.067%	#	2/10/2029	252	262,383
H/2 Asset Funding 2014-1 Ltd.	2.425%		3/19/2037	900	899,777
H/2 Asset Funding 2015-1A-AFL	2.174%		6/24/2049	673	669,985
H/2 Asset Funding 2015-1A-AFX	3.353%		6/24/2049	336	332,986
H/2 Asset Funding 2015-1A-BFX	3.993%		6/24/2049	563	545,700
HILT Mortgage Trust 2014-ORL B†	2.189%	#	7/15/2029	100	99,082
HILT Mortgage Trust 2014-ORL C†	2.589%	#	7/15/2029	500	493,765
Hospitality Mortgage Trust 2017-HIT B†	2.204%	#	5/8/2030	415	417,982
Hospitality Mortgage Trust 2017-HIT C†	2.374%	#	5/8/2030	278	280,269
Hospitality Mortgage Trust 2017-HIT D†	3.174%	#	5/8/2030	943	951,498
Hospitality Mortgage Trust 2017-HIT E†	4.574%	#	5/8/2030	1,396	1,410,299
Hospitality Mortgage Trust 2017-HIT F†	5.524%	#	5/8/2030	1,661	1,680,281
Hudsons Bay Simon JV Trust 2015-HB7 A7†	3.914%		8/5/2034	2,366	2,445,755
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	1,200	1,222,904
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.159%	#	8/5/2034	559	536,529
Hudsons Bay Simon JV Trust 2015-HBFL CFL†	3.542%	#	8/5/2034	1,961	1,955,686
Irvine Core Office Trust 2013-IRV A1†	2.068%		5/15/2048	1,492	1,486,690
Jefferies Structured CMO Class A(d)	2.60%		2/16/2059	1,082	1,072,871
JPMorgan Chase Commercial Mortgage Securities Trust(d)	Zero Coupon		5/16/2059	1,292	1,292,757
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB18 AMFX	5.40%		6/12/2047	107	107,224
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB19 AM	5.751%	#	2/12/2049	498	499,953
JPMorgan Chase Commercial Mortgage Securities Trust 2012-C6 B	4.819%	#	5/15/2045	253	272,447
JPMorgan Chase Commercial Mortgage Securities Trust 2012-WLDN A†	3.905%		5/5/2030	2,053	2,157,566
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C10 XA IO	1.16%	#	12/15/2047	12,192	558,890
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C12 XA IO	0.692%	#	7/15/2045	6,574	151,588
JPMorgan Chase Commercial Mortgage Securities Trust 2013-LC11 XA IO	1.422%	#	4/15/2046	1,748	97,643
JPMorgan Chase Commercial Mortgage Securities Trust 2014-BXH A†	1.889%	#	4/15/2027	106	106,192
JPMorgan Chase Commercial Mortgage Securities Trust 2014-BXH B†	2.239%	#	4/15/2027	250	247,426

See Notes to Financial Statements.	201

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 A2	3.046%		4/15/2047	$483	$493,958
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	1.179%	#	4/15/2047	3,407	110,639
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.272%	#	4/15/2047	1,000	19,992
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C24 XA IO	1.066%	#	11/15/2047	3,177	153,298
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY A†	3.429%		6/10/2027	3,435	3,502,001
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XA IO†	0.376%	#	6/10/2027	2,906	24,018
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XB IO†	0.034%	#	6/10/2027	1,292	1,977
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL4 D†	4.089%	#	12/15/2030	500	499,500
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C29 XA IO	0.94%	#	5/15/2048	2,949	111,300
JPMorgan Chase Commercial Mortgage Securities Trust 2015-UES D†	3.621%	#	9/5/2032	1,175	1,189,168
JPMorgan Chase Commercial Mortgage Securities Trust 2016-JP4 XA IO	0.822%	#	12/15/2049	4,188	204,437
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI A†	2.798%		10/5/2031	474	483,184
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI B†	3.201%		10/5/2031	216	220,912
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI C†	3.554%		10/5/2031	1,044	1,070,806
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI D†	4.143%	#	10/5/2031	698	711,590
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI E†	4.143%	#	10/5/2031	511	510,105
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI XA IO†	1.345%	#	10/5/2031	2,367	108,530
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI XB IO†	0.791%	#	10/5/2031	1,432	37,130
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WPT A†	2.439%	#	10/15/2033	1,010	1,016,195
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WPT C†	3.839%	#	10/15/2033	152	153,379
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WPT D†	4.739%	#	10/15/2033	402	406,317

202	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage-Backed Securities Trust 2009-RR1 A4B†	5.83%	#	3/18/2051	$469	$469,336
JPMorgan Chase Commercial Mortgage-Backed Securities Trust 2009-RR1 A4B1†	1.00%		3/18/2051	245	243,693
JPMorgan Chase Commercial Mortgage-Backed Securities Trust 2010-RR1 JPB†	5.552%	#	6/18/2049	4	4,242
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD B†	2.857%	#	11/14/2027	410	407,148
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD MRC†	2.857%	#	11/14/2027	329	327,931
LMREC, Inc. 2015-CRE1 A†	2.734%	#	2/22/2032	1,183	1,171,143
LMREC, Inc. 2015-CRE1 B†	4.484%	#	2/22/2032	100	97,511
LSTAR Commercial Mortgage Trust 2014-2 XA IO†	1.00%	#	1/20/2041	2,346	33,210
LSTAR Commercial Mortgage Trust 2015-3 A2†	2.729%	#	4/20/2048	510	514,115
LSTAR Commercial Mortgage Trust 2016-4 XA IO†	1.954%	#	3/10/2049	1,634	137,385
LSTAR Commercial Mortgage Trust 2016-4 XB IO†	0.749%	#	3/10/2049	19,753	981,230
LSTAR Commercial Mortgage Trust 2017-5 A1†	2.417%		3/10/2050	998	1,003,561
LSTAR Commercial Mortgage Trust 2017-5 A2†	2.776%		3/10/2050	800	809,179
LSTAR Commercial Mortgage Trust 2017-5 A3†	4.50%		3/10/2050	2,100	2,283,151
Madison Avenue Trust 2013-650M B†	4.034%	#	10/12/2032	1,423	1,495,053
MASTR Asset Securitization Trust 2006-3 1A3	6.00%		10/25/2036	71	69,402
MASTR Asset Securitization Trust 2006-3 1A8	6.00%		10/25/2036	59	58,092
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12 A2	3.001%		10/15/2046	182	184,880
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8 B	3.564%	#	12/15/2048	1,000	1,022,193
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23 XA IO	0.743%	#	7/15/2050	7,373	276,290
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31 XA IO	1.465%	#	11/15/2049	4,975	482,979
Morgan Stanley Capital Barclays Bank Trust 2016-MART B†	2.48%		9/13/2031	250	246,757
Morgan Stanley Capital Barclays Bank Trust 2016-MART C†	2.817%		9/13/2031	500	496,299
Morgan Stanley Capital Barclays Bank Trust 2016-MART XCP IO†	0.316%	#	9/13/2031	188,074	810,148
Morgan Stanley Capital I Trust 2007-IQ15 AM	5.944%	#	6/11/2049	373	373,486
Morgan Stanley Capital I Trust 2012-C4 B†	5.213%	#	3/15/2045	1,070	1,176,271
Morgan Stanley Capital I Trust 2012-C4 XA IO†	2.101%	#	3/15/2045	13,937	1,120,601
Morgan Stanley Capital I Trust 2012-STAR A1†	2.084%		8/5/2034	344	340,189

See Notes to Financial Statements.	203

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust 2014-CPT A†	3.35%		7/13/2029	$100	$104,321
Morgan Stanley Capital I Trust 2014-CPT XA IO†	0.089%	#	7/13/2029	60,000	284,400
Morgan Stanley Capital I Trust 2014-MP A†	3.469%		8/11/2033	100	104,621
Morgan Stanley Capital I Trust 2016-UB11 XA IO	1.675%	#	8/15/2049	4,594	482,102
Morgan Stanley Capital I Trust 2017-PRME A†	1.889%	#	2/15/2034	1,034	1,044,126
Morgan Stanley Capital I Trust 2017-PRME B†	2.339%	#	2/15/2034	362	363,694
Morgan Stanley Capital I Trust 2017-PRME C†	2.639%	#	2/15/2034	179	180,590
Morgan Stanley Capital I Trust 2017-PRME D†	4.389%	#	2/15/2034	334	336,391
Morgan Stanley Capital I Trust 2017-PRME E†	5.489%	#	2/15/2034	359	359,379
Morgan Stanley Reremic Trust 2012-IO AXA†	1.00%		3/27/2051	305	303,956
Motel 6 Trust 2015-MTL6 D†	4.532%		2/5/2030	3,500	3,530,145
MSCG Trust 2015-ALDR A1†	2.612%		6/7/2035	548	546,076
MSCG Trust 2016-SNR A†	3.348%	#	11/15/2034	1,247	1,257,215
MSCG Trust 2016-SNR B†	4.181%		11/15/2034	602	608,032
MSCG Trust 2016-SNR C†	5.205%		11/15/2034	387	392,433
Palisades Center Trust 2016-PLSD D†	4.737%		4/13/2033	654	661,674
PFP Ltd. 2017-3 A†	2.04%	#	1/14/2035	275	275,857
PFP Ltd. 2017-3 B†	2.739%	#	1/14/2035	1,750	1,759,581
PFP Ltd. 2017-3 D†	4.489%	#	1/14/2035	2,100	2,114,038
Prima Capital CRE Securization	4.50%		12/27/2050	489	494,391
Prima Capital Ltd.	2.214%		5/24/2021	1,338	1,339,515
Prima Capital Ltd.	3.90%		8/23/2037	2,774	2,741,726
Prima Capital Ltd.	4.10%		8/23/2037	2,634	2,623,683
Prima Capital Ltd. 2016-6A A	2.85%		8/24/2040	2,792	2,793,938
ReadyCap Commercial Mortgage Trust 2014-1A A	3.01%		10/8/2020	513	500,502
Readycap Mortgage Trust 2016-3 A†	2.94%		11/20/2038	249	247,348
Resource Capital Corp. Ltd. 2014-CRE2 A†	2.051%	#	4/15/2032	131	131,309
Sequoia Mortgage Trust 2012-4 A2	3.00%	#	9/25/2042	106	105,526
Structured Asset Securities Corp. 2006-3H 1A3	5.75%		12/25/2035	89	89,176
UBS-Barclays Commercial Mortgage Trust 2012-C2 A4	3.525%		5/10/2063	348	364,506
UBS-Barclays Commercial Mortgage Trust 2012-C2 D†	4.91%	#	5/10/2063	94	90,950
UBS-Barclays Commercial Mortgage Trust 2012-C3 A4	3.091%		8/10/2049	1,473	1,514,165
UBS-Barclays Commercial Mortgage Trust 2012-C4 A4	2.792%		12/10/2045	1,208	1,222,444
UBS-Barclays Commercial Mortgage Trust 2012-C4 A5	2.85%		12/10/2045	1,250	1,266,604

204	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
UBS-Barclays Commercial Mortgage Trust 2013-C5 AS†	3.347%		3/10/2046	$4,200	$4,283,897
UBS-Barclays Commercial Mortgage Trust 2013-C5 B†	3.649%	#	3/10/2046	635	649,527
UBS-Barclays Commercial Mortgage Trust 2013-C5 XA IO†	1.015%	#	3/10/2046	11,216	510,095
UBS-Barclays Commercial Mortgage Trust 2013-C6 XA IO†	1.251%	#	4/10/2046	18,966	1,005,892
VNDO Mortgage Trust 2012-6AVE A†	2.996%		11/15/2030	4,111	4,218,868
VNDO Mortgage Trust 2012-6AVE C†	3.337%	#	11/15/2030	888	909,839
Vornado DP LLC Trust 2010-VNO A1†	2.97%		9/13/2028	189	192,588
Wachovia Bank Commercial Mortgage Trust 2005-C21 D	5.292%	#	10/15/2044	81	80,580
Waldorf Astoria Boca Raton Trust 2016-BOCA C†	3.489%	#	6/15/2029	168	168,897
Waldorf Astoria Boca Raton Trust 2016-BOCA E†	5.339%	#	6/15/2029	550	554,598
Wells Fargo Commercial Mortgage Trust 2010-C1 C†	5.599%	#	11/15/2043	520	561,839
Wells Fargo Commercial Mortgage Trust 2013-120B D†	2.71%	#	3/18/2028	280	276,310
Wells Fargo Commercial Mortgage Trust 2015-C29 XA IO	0.75%	#	6/15/2048	3,933	168,995
Wells Fargo Commercial Mortgage Trust 2015-C29 XB IO	0.018%	#	6/15/2048	58,000	202,756
Wells Fargo Commercial Mortgage Trust 2016-BNK1 XA IO	1.804%	#	8/15/2049	5,562	691,232
Wells Fargo Commercial Mortgage Trust 2016-LC24 XB IO	1.012%	#	10/15/2049	7,057	552,921
WF-RBS Commercial Mortgage Trust 2011-C2 A3†	4.498%		2/15/2044	806	829,623
WF-RBS Commercial Mortgage Trust 2011-C2 A4†	4.869%	#	2/15/2044	150	163,493
WF-RBS Commercial Mortgage Trust 2012-C10 A3	2.875%		12/15/2045	900	914,939
WF-RBS Commercial Mortgage Trust 2012-C7 A1	2.30%		6/15/2045	133	133,585
WF-RBS Commercial Mortgage Trust 2012-C7 B	4.768%	#	6/15/2045	300	315,528
WF-RBS Commercial Mortgage Trust 2012-C7 XA IO†	1.477%	#	6/15/2045	11,372	637,664
WF-RBS Commercial Mortgage Trust 2012-C8 A2	1.881%		8/15/2045	47	46,715
WF-RBS Commercial Mortgage Trust 2012-C9 A3	2.87%		11/15/2045	202	206,007
WF-RBS Commercial Mortgage Trust 2013-C11 A2	2.029%		3/15/2045	94	93,721
WF-RBS Commercial Mortgage Trust 2013-C11 AS	3.311%		3/15/2045	1,166	1,198,739
WF-RBS Commercial Mortgage Trust 2013-C13 XA IO†	1.365%	#	5/15/2045	12,155	658,283

See Notes to Financial Statements.	205

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	1.157%	#	5/15/2047	$6,793	$359,230
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.572%	#	5/15/2047	1,368	51,463
WF-RBS Commercial Mortgage Trust 2014-C21 XB IO	0.606%	#	8/15/2047	15,000	611,176
WFCG Commercial Mortgage Trust 2015-BXRP D†	3.559%	#	11/15/2029	80	80,629
Total Non-Agency Commercial Mortgage-Backed Securities (cost $230,641,485)					230,322,583

	Dividend			Shares
	Rate			(000)
PREFERRED STOCK 0.01%

Oil
Templar Energy LLC Units (cost $127,277)	Zero Coupon			13	133,641

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)
U.S. TREASURY OBLIGATIONS 1.92%
U.S. Treasury Note	0.875%		10/15/2017	$1,428	1,426,882
U.S. Treasury Note(f)	1.375%		6/30/2018	15,333	15,354,865
U.S. Treasury Note	1.75%		10/31/2020	6,006	6,050,222
U.S. Treasury Note	2.375%		5/15/2027	35	35,521
Total U.S. Treasury Obligations (cost $22,925,063)					22,867,490
Total Long-Term Investments (cost $1,108,234,387)					1,110,229,498

SHORT-TERM INVESTMENTS 7.00%

COMMERCIAL PAPER 1.03%

Chemicals 0.05%
Albemarle Corp.	Zero Coupon		6/29/2017	626	625,245

Electric: Power 0.14%
Electricite de France SA	Zero Coupon		1/5/2018	689	682,017
Electricite de France SA	Zero Coupon		1/5/2018	1,000	989,865
Total					1,671,882

Lodging 0.21%
Marriott International, Inc.	Zero Coupon		7/12/2017	2,556	2,552,041

206	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Manufacturing 0.04%
Textron, Inc.	Zero Coupon	6/5/2017	$443	$442,936

Oil 0.13%
Canadian Natural Resources Ltd.	Zero Coupon	8/14/2017	1,568	1,563,345

Oil: Crude Producers 0.21%
Enbridge Energy Partners LP	Zero Coupon	7/10/2017	647	645,696
Enbridge Energy Partners LP	Zero Coupon	8/1/2017	316	315,241
Plains All American Pipeline LP	Zero Coupon	6/7/2017	1,500	1,499,538
Total				2,460,475

Oil: Integrated Domestic 0.16%
Schlumberger Holdings Corp.	Zero Coupon	6/1/2017	1,908	1,908,000

Transportation: Miscellaneous 0.09%
Kansas City Southern	Zero Coupon	6/9/2017	1,004	1,003,683
Total Commercial Paper (cost $12,224,318)				12,227,607

CORPORATE BONDS 2.08%

Banks: Regional 0.70%
Alfa Bank AO Via Alfa Bond Issuance plc (Ireland)†(c)	7.875%	9/25/2017	225	229,435
Bank of America Corp.	6.00%	9/1/2017	1,095	1,107,253
Barclays Bank plc (United Kingdom)†(c)	6.05%	12/4/2017	800	816,576
Comerica Bank	5.20%	8/22/2017	1,000	1,007,633
Compass Bank	1.85%	9/29/2017	2,000	2,000,290
Compass Bank	6.40%	10/1/2017	797	808,774
Deutsche Bank AG (United Kingdom)(c)	6.00%	9/1/2017	472	476,920
Goldman Sachs Group, Inc. (The)	5.95%	1/18/2018	880	903,039
Manufacturers & Traders Trust Co.	6.625%	12/4/2017	1,000	1,024,908
Total				8,374,828

Computer Hardware 0.02%
Hewlett Packard Enterprise Co.	2.45%	10/5/2017	289	289,790

Electric: Power 0.18%
Cleveland Electric Illuminating Co. (The)	7.88%	11/1/2017	100	102,484
Jersey Central Power & Light Co.	5.65%	6/1/2017	251	251,000
TransAlta Corp. (Canada)(c)	6.90%	5/15/2018	1,667	1,742,632
Total				2,096,116

See Notes to Financial Statements.	207

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Electronics 0.08%
Tech Data Corp.	3.75%		9/21/2017	$1,000	$1,005,130

Financial Services 0.05%
Synchrony Financial	1.875%		8/15/2017	125	125,010
Synchrony Financial	2.58%	#	11/9/2017	500	502,057
Total					627,067

Health Care Products 0.12%
Becton Dickinson & Co.	1.80%		12/15/2017	1,379	1,382,609

Insurance 0.02%
Platinum Underwriters Finance, Inc.	7.50%		6/1/2017	200	200,000

Machinery: Agricultural 0.01%
Bunge Ltd. Finance Corp.	3.20%		6/15/2017	150	150,073

Media 0.02%
Sky plc (United Kingdom)†(c)	6.10%		2/15/2018	225	231,789

Natural Gas 0.01%
National Fuel Gas Co.	6.50%		4/15/2018	150	156,001

Oil 0.29%
EOG Resources, Inc.	5.875%		9/15/2017	1,629	1,648,173
Husky Energy, Inc. (Canada)(c)	6.20%		9/15/2017	200	202,581
Lukoil International Finance BV (Netherlands)†(c)	3.416%		4/24/2018	1,570	1,590,732
Total					3,441,486

Oil: Crude Producers 0.25%
Gulf South Pipeline Co. LP†	6.30%		8/15/2017	152	153,312
Kinder Morgan Finance Co. LLC†	6.00%		1/15/2018	1,695	1,737,751
Kinder Morgan, Inc.	7.00%		6/15/2017	1,042	1,043,630
Total					2,934,693

Oil: Integrated Domestic 0.07%
TechnipFMC plc (United Kingdom)†(c)	2.00%		10/1/2017	781	780,979

Real Estate Investment Trusts 0.20%
First Industrial LP	7.50%		12/1/2017	250	257,001
Mack-Cali Realty LP	2.50%		12/15/2017	1,597	1,601,125
Select Income REIT	2.85%		2/1/2018	575	578,186
Total					2,436,312

208	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Retail 0.02%
Staples, Inc.	2.75%	1/12/2018	$200	$200,887

Telecommunications 0.04%
SK Telecom Co., Ltd. (South Korea)†(c)	2.125%	5/1/2018	278	278,428
Telefonica Emisiones SAU (Spain)(c)	6.221%	7/3/2017	250	250,900
Total				529,328
Total Corporate Bonds (cost $24,816,716)				24,837,088

REPURCHASE AGREEMENT 3.89%
Repurchase Agreement dated 5/31/2017, 0.09% due 6/1/2017 with Fixed Income Clearing Corp. collateralized by $46,660,000 of Federal National Mortgage Association at 1.875% due 9/18/2018; value: $47,216,654; proceeds: $46,289,615 (cost $46,289,500)			46,289	46,289,500
Total Short-Term Investments (cost $83,330,534)				83,354,195
Total Investments in Securities 100.20% (cost $1,191,564,921)				1,193,583,693
Liabilities in Excess of Cash and Other Assets(i) (0.20%)				(2,390,072)
Net Assets 100.00%				$1,191,193,621

BRL	Brazilian real.
EUR	Euro.
ADR	American Depositary Receipt.
AGM	Assured Guaranty Municipal Corporation.
IO	Interest Only.
PIK	Payment-in-kind.
Units	More than one class of securities traded together.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2017.
*	Non-income producing security.
(a)	Defaulted (non-income producing security).
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Foreign security traded in U.S. dollars.
(d)	Securities purchased on a when-issued basis (See Note 2(i)).
(e)	Security is perpetual in nature and has no stated maturity.
(f)	Security has been pledged as collateral for swap contracts as of May 31, 2017.
(g)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate shown is the rate in effect at May 31, 2017.
(h)	Interest rate to be determined.
(i)	Liabilities in Excess of Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

See Notes to Financial Statements.	209

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2017

Open Forward Foreign Currency Exchange Contracts at May 31, 2017:

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
euro	Sell	J.P. Morgan	8/16/2017	143,000	$156,959	$161,273	$(4,314)

Open Futures Contracts at May 31, 2017:

				Notional	Unrealized
Type	Expiration	Contracts	Position	Value	Appreciation
U.S. 2-Year Treasury Note	September 2017	1,724	Long	$373,219,064	$118,086
U.S. 10-Year Treasury Note	September 2017	410	Long	51,781,719	297,174
U.S. Long Bond	September 2017	115	Long	17,688,437	174,989
Totals				$442,689,220	$590,249

				Notional	Unrealized
Type	Expiration	Contracts	Position	Value	Depreciation
U.S. 5-Year Treasury Note	September 2017	197	Short	$(23,307,562)	$(78,044)

Open Consumer Price Index (“CPI”) OTC Swaps at May 31, 2017:

	Payments to be	Payments to be
	Made	Received
Swap	By The Fund at	By The Fund at	Termination	Notional	Fair	Unrealized
Counterparty	Termination Date	Termination Date	Date	Amount	Value	Appreciation
Bank of America	CPI Urban Consumer NSA	2.195%	2/24/2022	$25,000,000	$25,320,925	$320,925
Bank of America	CPI Urban Consumer NSA	2.194%	1/19/2022	30,000,000	30,353,773	353,773
Bank of America	CPI Urban Consumer NSA	2.140%	2/10/2022	30,000,000	30,279,494	279,494
Bank of America	CPI Urban Consumer NSA	1.6635%	10/23/2017	20,000,000	20,366,600	366,600
Bank of America	1.676%	CPI Urban Consumer NSA	8/4/2026	15,000,000	15,589,218	589,218
Bank of America	1.7395%	CPI Urban Consumer NSA	8/23/2026	40,000,000	41,289,715	1,289,715
Bank of America	1.7465%	CPI Urban Consumer NSA	8/22/2026	20,000,000	20,633,328	633,328
Bank of America	1.769%	CPI Urban Consumer NSA	7/22/2026	35,000,000	36,077,178	1,077,178
Barclays Bank plc	CPI Urban Consumer NSA	2.193%	1/19/2022	40,000,000	40,469,669	469,669
Barclays Bank plc	CPI Urban Consumer NSA	2.150%	2/10/2023	30,000,000	30,326,919	326,919
Barclays Bank plc	CPI Urban Consumer NSA	2.145%	2/6/2019	30,000,000	31,108,217	1,108,217
Barclays Bank plc	CPI Urban Consumer NSA	2.0925%	4/1/2019	25,000,000	25,933,665	933,665
Barclays Bank plc	CPI Urban Consumer NSA	1.9785%	11/3/2018	25,000,000	25,016,498	16,498
Barclays Bank plc	CPI Urban Consumer NSA	1.7625%	12/4/2019	20,000,000	20,317,664	317,664

210	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2017

	Payments to be	Payments to be
	Made	Received
Swap	By The Fund at	By The Fund at	Termination	Notional	Fair	Unrealized
Counterparty	Termination Date	Termination Date	Date	Amount	Value	Appreciation
Barclays Bank plc	1.874%	CPI Urban Consumer NSA	4/11/2026	$10,000,000	$10,200,373	$200,373
Barclays Bank plc	1.944%	CPI Urban Consumer NSA	3/22/2041	5,000,000	5,252,199	252,199
Deutsche Bank AG	CPI Urban Consumer NSA	2.200%	5/27/2019	30,000,000	31,278,622	1,278,622
Deutsche Bank AG	CPI Urban Consumer NSA	1.811%	6/4/2020	20,000,000	20,006,743	6,743
Deutsche Bank AG	CPI Urban Consumer NSA	2.105%	7/10/2025	10,000,000	10,154,394	154,394
Deutsche Bank AG	CPI Urban Consumer NSA	1.720%	12/5/2019	20,000,000	20,272,015	272,015
Deutsche Bank AG	1.270%	CPI Urban Consumer NSA	9/2/2018	20,000,000	20,159,548	159,548
Deutsche Bank AG	1.6975%	CPI Urban Consumer NSA	9/2/2022	10,000,000	10,088,400	88,400
Deutsche Bank AG	1.962%	CPI Urban Consumer NSA	5/26/2036	5,000,000	5,222,314	222,314
Goldman Sachs	CPI Urban Consumer NSA	2.3125%	9/30/2024	30,000,000	31,870,330	1,870,330
Goldman Sachs	CPI Urban Consumer NSA	2.0625%	12/8/2024	15,000,000	15,460,524	460,524
Goldman Sachs	CPI Urban Consumer NSA	1.988%	5/25/2023	10,000,000	10,012,174	12,174
Goldman Sachs	1.5675%	CPI Urban Consumer NSA	3/2/2024	8,000,000	8,270,979	270,979
Goldman Sachs	1.649%	CPI Urban Consumer NSA	3/4/2024	5,000,000	5,136,406	136,406
J.P. Morgan	CPI Urban Consumer NSA	1.908%	11/7/2019	20,000,000	20,486,437	486,437
J.P. Morgan	0.8225%	CPI Urban Consumer NSA	8/27/2017	15,000,000	15,169,364	169,364
J.P. Morgan	1.950%	CPI Urban Consumer NSA	10/14/2026	10,000,000	10,141,701	141,701
Unrealized Appreciation on CPI OTC Swaps						$14,265,386

	Payments to be	Payments to be
	Made	Received
Swap	By The Fund at	By The Fund at	Termination	Notional	Fair	Unrealized
Counterparty	Termination Date	Termination Date	Date	Amount	Value	Depreciation
Bank of America	CPI Urban Consumer NSA	1.936%	5/22/2022	$10,000,000	$9,994,162	$(5,838)
Bank of America	CPI Urban Consumer NSA	1.813%	3/31/2026	5,000,000	4,876,109	(123,891)
Bank of America	CPI Urban Consumer NSA	1.740%	6/16/2018	15,000,000	14,917,479	(82,521)
Bank of America	CPI Urban Consumer NSA	1.645%	10/1/2025	15,000,000	14,568,035	(431,965)
Bank of America	CPI Urban Consumer NSA	1.580%	8/6/2020	25,000,000	24,761,558	(238,442)
Bank of America	CPI Urban Consumer NSA	1.540%	8/20/2021	20,000,000	19,688,071	(311,929)

See Notes to Financial Statements.	211

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2017

	Payments to be	Payments to be
	Made	Received
Swap	By The Fund at	By The Fund at	Termination	Notional	Fair	Unrealized
Counterparty	Termination Date	Termination Date	Date	Amount	Value	Depreciation
Bank of America	CPI Urban Consumer NSA	1.523%	12/16/2020	$20,000,000	$19,646,697	$(353,303)
Bank of America	CPI Urban Consumer NSA	1.5125%	11/9/2020	10,000,000	9,842,935	(157,065)
Bank of America	CPI Urban Consumer NSA	1.4625%	1/19/2021	20,000,000	19,569,636	(430,364)
Bank of America	CPI Urban Consumer NSA	1.4025%	1/21/2021	10,000,000	9,753,357	(246,643)
Bank of America	CPI Urban Consumer NSA	1.385%	2/9/2021	10,000,000	9,735,355	(264,645)
Bank of America	2.080%	CPI Urban Consumer NSA	4/22/2025	10,000,000	9,875,130	(124,870)
Bank of America	2.100%	CPI Urban Consumer NSA	4/26/2025	10,000,000	9,904,730	(95,270)
Bank of America	2.1425%	CPI Urban Consumer NSA	11/22/2024	20,000,000	19,813,391	(186,609)
Bank of America	2.275%	CPI Urban Consumer NSA	1/6/2026	20,000,000	19,578,041	(421,959)
Bank of America	2.2975%	CPI Urban Consumer NSA	4/5/2029	5,000,000	4,883,657	(116,343)
Bank of America	2.3013%	CPI Urban Consumer NSA	3/28/2029	5,000,000	4,882,350	(117,650)
Bank of America	2.345%	CPI Urban Consumer NSA	2/13/2029	30,000,000	29,214,217	(785,783)
Bank of America	2.3475%	CPI Urban Consumer NSA	3/10/2032	5,000,000	4,856,085	(143,915)
Bank of America	2.360%	CPI Urban Consumer NSA	2/15/2029	10,000,000	9,718,758	(281,242)
Bank of America	2.360%	CPI Urban Consumer NSA	2/8/2029	10,000,000	9,721,847	(278,153)
Bank of America	2.370%	CPI Urban Consumer NSA	2/27/2029	10,000,000	9,701,170	(298,830)
Bank of America	2.370%	CPI Urban Consumer NSA	1/26/2029	5,000,000	4,855,631	(144,369)
Bank of America	2.380%	CPI Urban Consumer NSA	1/13/2029	10,000,000	9,695,103	(304,897)
Bank of America	2.380%	CPI Urban Consumer NSA	1/18/2029	10,000,000	9,697,104	(302,896)
Bank of America	2.3975%	CPI Urban Consumer NSA	1/24/2029	10,000,000	9,676,856	(323,144)
Bank of America	2.445%	CPI Urban Consumer NSA	4/24/2023	40,000,000	37,103,761	(2,896,239)
Bank of America	2.460%	CPI Urban Consumer NSA	4/23/2023	30,000,000	27,787,200	(2,212,800)
Bank of America	2.555%	CPI Urban Consumer NSA	7/15/2018	5,000,000	4,565,033	(434,967)
Bank of America	2.590%	CPI Urban Consumer NSA	6/26/2023	40,000,000	36,470,080	(3,529,920)
Bank of America	2.820%	CPI Urban Consumer NSA	5/4/2020	4,000,000	3,525,719	(474,281)
Bank of America	2.825%	CPI Urban Consumer NSA	7/22/2023	5,000,000	4,212,217	(787,783)

212	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2017

	Payments to be	Payments to be
	Made	Received
Swap	By The Fund at	By The Fund at	Termination	Notional	Fair	Unrealized
Counterparty	Termination Date	Termination Date	Date	Amount	Value	Depreciation
Barclays Bank plc	CPI Urban Consumer NSA	1.7625%	5/26/2018	$30,000,000	$29,819,344	$(180,656)
Barclays Bank plc	CPI Urban Consumer NSA	1.562%	10/22/2022	10,000,000	9,788,557	(211,443)
Barclays Bank plc	CPI Urban Consumer NSA	1.500%	7/29/2021	15,000,000	14,640,138	(359,862)
Barclays Bank plc	CPI Urban Consumer NSA	1.363%	1/26/2021	15,000,000	14,599,498	(400,502)
Barclays Bank plc	CPI Urban Consumer NSA	1.266%	12/14/2017	30,000,000	29,731,892	(268,108)
Barclays Bank plc	CPI Urban Consumer NSA	1.2625%	2/17/2021	10,000,000	9,668,105	(331,895)
Barclays Bank plc	CPI Urban Consumer NSA	1.210%	2/11/2021	20,000,000	19,293,460	(706,540)
Barclays Bank plc	1.960%	CPI Urban Consumer NSA	2/5/2025	10,000,000	9,875,495	(124,505)
Barclays Bank plc	2.0325%	CPI Urban Consumer NSA	11/14/2021	35,000,000	34,928,300	(71,700)
Barclays Bank plc	2.0875%	CPI Urban Consumer NSA	12/1/2024	10,000,000	9,949,059	(50,941)
Barclays Bank plc	2.1275%	CPI Urban Consumer NSA	6/22/2025	10,000,000	9,825,858	(174,142)
Barclays Bank plc	2.1575%	CPI Urban Consumer NSA	12/2/2024	10,000,000	9,891,920	(108,080)
Barclays Bank plc	2.159%	CPI Urban Consumer NSA	11/25/2024	15,000,000	14,838,822	(161,178)
Barclays Bank plc	2.205%	CPI Urban Consumer NSA	12/9/2024	15,000,000	14,776,097	(223,903)
Barclays Bank plc	2.207%	CPI Urban Consumer NSA	1/11/2025	20,000,000	19,684,471	(315,529)
Barclays Bank plc	2.2225%	CPI Urban Consumer NSA	12/30/2023	30,000,000	29,499,170	(500,830)
Barclays Bank plc	2.2275%	CPI Urban Consumer NSA	12/5/2024	15,000,000	14,750,752	(249,248)
Barclays Bank plc	2.344%	CPI Urban Consumer NSA	8/1/2019	40,000,000	37,847,078	(2,152,922)
Barclays Bank plc	2.354%	CPI Urban Consumer NSA	12/23/2031	10,000,000	9,717,463	(282,537)
Barclays Bank plc	2.3925%	CPI Urban Consumer NSA	12/13/2031	5,000,000	4,830,779	(169,221)
Barclays Bank plc	2.4095%	CPI Urban Consumer NSA	2/1/2032	10,000,000	9,635,470	(364,530)
Barclays Bank plc	2.529%	CPI Urban Consumer NSA	7/8/2022	30,000,000	27,687,825	(2,312,175)
Barclays Bank plc	2.620%	CPI Urban Consumer NSA	10/18/2019	15,000,000	13,727,301	(1,272,699)
Barclays Bank plc	2.7425%	CPI Urban Consumer NSA	9/14/2024	15,000,000	12,995,636	(2,004,364)
Barclays Bank plc	2.945%	CPI Urban Consumer NSA	3/5/2038	15,000,000	10,968,307	(4,031,693)
Credit Suisse	2.560%	CPI Urban Consumer NSA	6/27/2020	5,000,000	4,508,415	(491,585)

See Notes to Financial Statements.	213

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2017

	Payments to be	Payments to be
	Made	Received
Swap	By The Fund at	By The Fund at	Termination	Notional	Fair	Unrealized
Counterparty	Termination Date	Termination Date	Date	Amount	Value	Depreciation
Credit Suisse	2.6713%	CPI Urban Consumer NSA	4/11/2022	$30,000,000	$26,898,037	$(3,101,963)
Credit Suisse	2.864%	CPI Urban Consumer NSA	3/22/2032	8,000,000	6,317,870	(1,682,130)
Deutsche Bank AG	CPI Urban Consumer NSA	1.7725%	4/27/2023	35,000,000	34,363,033	(636,967)
Deutsche Bank AG	CPI Urban Consumer NSA	1.6725%	4/20/2023	20,000,000	19,508,809	(491,191)
Deutsche Bank AG	CPI Urban Consumer NSA	1.667%	4/20/2023	20,000,000	19,501,109	(498,891)
Deutsche Bank AG	CPI Urban Consumer NSA	1.650%	1/20/2026	10,000,000	9,639,716	(360,284)
Deutsche Bank AG	CPI Urban Consumer NSA	1.618%	8/25/2023	15,000,000	14,710,697	(289,303)
Deutsche Bank AG	CPI Urban Consumer NSA	1.386%	1/20/2021	10,000,000	9,746,185	(253,815)
Deutsche Bank AG	CPI Urban Consumer NSA	1.378%	12/7/2017	20,000,000	19,868,148	(131,852)
Deutsche Bank AG	CPI Urban Consumer NSA	1.315%	11/18/2018	20,000,000	19,760,004	(239,996)
Deutsche Bank AG	CPI Urban Consumer NSA	1.280%	12/10/2017	20,000,000	19,827,954	(172,046)
Deutsche Bank AG	2.059%	CPI Urban Consumer NSA	5/21/2025	20,000,000	19,775,337	(224,663)
Deutsche Bank AG	2.1775%	CPI Urban Consumer NSA	4/22/2018	30,000,000	28,554,844	(1,445,156)
Deutsche Bank AG	2.1925%	CPI Urban Consumer NSA	8/16/2017	10,000,000	9,522,182	(477,818)
Deutsche Bank AG	2.385%	CPI Urban Consumer NSA	1/24/2021	7,000,000	6,445,023	(554,977)
Deutsche Bank AG	2.4375%	CPI Urban Consumer NSA	6/7/2021	20,000,000	18,499,147	(1,500,853)
Deutsche Bank AG	2.440%	CPI Urban Consumer NSA	4/11/2020	8,000,000	7,362,605	(637,395)
Deutsche Bank AG	2.465%	CPI Urban Consumer NSA	11/30/2031	5,000,000	4,411,593	(588,407)
Deutsche Bank AG	2.500%	CPI Urban Consumer NSA	9/4/2021	10,000,000	9,137,964	(862,036)
Deutsche Bank AG	2.505%	CPI Urban Consumer NSA	12/7/2031	5,000,000	4,367,696	(632,304)
Deutsche Bank AG	2.5175%	CPI Urban Consumer NSA	4/17/2026	15,000,000	13,656,218	(1,343,782)
Deutsche Bank AG	2.6075%	CPI Urban Consumer NSA	6/13/2020	5,000,000	4,490,595	(509,405)
Deutsche Bank AG	2.615%	CPI Urban Consumer NSA	1/4/2020	15,000,000	13,670,220	(1,329,780)
Deutsche Bank AG	2.640%	CPI Urban Consumer NSA	12/17/2020	15,000,000	13,526,611	(1,473,389)
Deutsche Bank AG	2.695%	CPI Urban Consumer NSA	10/29/2021	9,000,000	8,028,912	(971,088)
Deutsche Bank AG	2.700%	CPI Urban Consumer NSA	7/11/2019	6,000,000	5,360,671	(639,329)

214	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2017

	Payments to be	Payments to be
	Made	Received
Swap	By The Fund at	By The Fund at	Termination	Notional	Fair	Unrealized
Counterparty	Termination Date	Termination Date	Date	Amount	Value	Depreciation
Deutsche Bank AG	2.710%	CPI Urban Consumer NSA	10/11/2020	$15,000,000	$13,519,133	$(1,480,867)
Deutsche Bank AG	2.730%	CPI Urban Consumer NSA	10/25/2021	15,000,000	13,335,483	(1,664,517)
Deutsche Bank AG	2.730%	CPI Urban Consumer NSA	2/4/2021	15,000,000	13,431,672	(1,568,328)
Deutsche Bank AG	2.745%	CPI Urban Consumer NSA	3/20/2022	30,000,000	26,714,521	(3,285,479)
Deutsche Bank AG	2.7475%	CPI Urban Consumer NSA	2/26/2022	30,000,000	26,683,529	(3,316,471)
Deutsche Bank AG	2.750%	CPI Urban Consumer NSA	3/30/2032	6,000,000	4,908,048	(1,091,952)
Deutsche Bank AG	2.7525%	CPI Urban Consumer NSA	8/2/2021	8,000,000	6,954,333	(1,045,667)
Deutsche Bank AG	2.779%	CPI Urban Consumer NSA	3/12/2022	25,000,000	22,173,080	(2,826,920)
Deutsche Bank AG	3.010%	CPI Urban Consumer NSA	2/15/2033	15,000,000	11,432,795	(3,567,205)
Goldman Sachs	2.183%	CPI Urban Consumer NSA	3/20/2022	20,000,000	19,721,934	(278,066)
Goldman Sachs	2.230%	CPI Urban Consumer NSA	12/14/2024	10,000,000	9,828,646	(171,354)
Goldman Sachs	2.317%	CPI Urban Consumer NSA	3/16/2029	5,000,000	4,877,129	(122,871)
Goldman Sachs	2.350%	CPI Urban Consumer NSA	12/16/2036	10,000,000	9,641,495	(358,505)
Goldman Sachs	2.380%	CPI Urban Consumer NSA	12/8/2031	10,000,000	9,682,439	(317,561)
Goldman Sachs	2.390%	CPI Urban Consumer NSA	2/7/2032	5,000,000	4,831,341	(168,659)
Goldman Sachs	2.4475%	CPI Urban Consumer NSA	4/24/2023	30,000,000	27,820,407	(2,179,593)
Goldman Sachs	2.497%	CPI Urban Consumer NSA	5/2/2021	30,000,000	27,546,616	(2,453,384)
Goldman Sachs	2.5375%	CPI Urban Consumer NSA	4/17/2021	8,000,000	7,243,250	(756,750)
Goldman Sachs	2.675%	CPI Urban Consumer NSA	12/13/2020	15,000,000	13,477,841	(1,522,159)
Goldman Sachs	2.7725%	CPI Urban Consumer NSA	4/3/2023	20,000,000	17,578,964	(2,421,036)
Goldman Sachs	2.945%	CPI Urban Consumer NSA	1/16/2038	15,000,000	10,900,146	(4,099,854)
Goldman Sachs	2.980%	CPI Urban Consumer NSA	2/7/2033	10,000,000	7,691,466	(2,308,534)
J.P. Morgan	CPI Urban Consumer NSA	1.645%	8/27/2023	5,000,000	4,916,526	(83,474)
J.P. Morgan	CPI Urban Consumer NSA	1.5625%	1/11/2021	10,000,000	9,837,803	(162,197)
J.P. Morgan	2.074%	CPI Urban Consumer NSA	11/21/2023	35,000,000	33,814,341	(1,185,659)
J.P. Morgan	2.1525%	CPI Urban Consumer NSA	11/21/2024	25,000,000	24,747,052	(252,948)

See Notes to Financial Statements.	215

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2017

	Payments to be	Payments to be
	Made	Received
Swap	By The Fund at	By The Fund at	Termination	Notional	Fair	Unrealized
Counterparty	Termination Date	Termination Date	Date	Amount	Value	Depreciation
J.P. Morgan	2.4975%	CPI Urban Consumer NSA	4/26/2020	$9,000,000	$8,231,693	$(768,307)
J.P. Morgan	2.5275%	CPI Urban Consumer NSA	5/9/2021	10,000,000	9,051,251	(948,749)
J.P. Morgan	2.549%	CPI Urban Consumer NSA	7/23/2023	30,000,000	27,456,849	(2,543,151)
J.P. Morgan	2.6075%	CPI Urban Consumer NSA	6/3/2020	5,000,000	4,494,477	(505,523)
J.P. Morgan	2.680%	CPI Urban Consumer NSA	2/28/2021	20,000,000	18,085,519	(1,914,481)
J.P. Morgan	2.7175%	CPI Urban Consumer NSA	5/13/2020	12,000,000	10,689,662	(1,310,338)
J.P. Morgan	2.730%	CPI Urban Consumer NSA	9/20/2021	15,000,000	13,371,307	(1,628,693)
J.P. Morgan	2.7563%	CPI Urban Consumer NSA	3/25/2022	30,000,000	26,678,938	(3,321,062)
J.P. Morgan	2.810%	CPI Urban Consumer NSA	3/28/2032	7,000,000	5,623,120	(1,376,880)
J.P. Morgan	2.815%	CPI Urban Consumer NSA	4/5/2032	5,000,000	4,009,081	(990,919)
J.P. Morgan	2.815%	CPI Urban Consumer NSA	5/4/2020	4,000,000	3,527,873	(472,127)
J.P. Morgan	2.955%	CPI Urban Consumer NSA	7/15/2026	5,000,000	3,987,496	(1,012,504)
Wells Fargo	2.3925%	CPI Urban Consumer NSA	6/26/2019	30,000,000	28,404,979	(1,595,021)
Wells Fargo	2.410%	CPI Urban Consumer NSA	6/20/2021	10,000,000	9,152,073	(847,927)
Wells Fargo	2.560%	CPI Urban Consumer NSA	5/2/2021	10,000,000	9,024,734	(975,266)
Wells Fargo	2.6275%	CPI Urban Consumer NSA	10/5/2019	15,000,000	13,747,942	(1,252,058)
Wells Fargo	2.645%	CPI Urban Consumer NSA	12/27/2020	15,000,000	13,522,310	(1,477,690)
Wells Fargo	2.7325%	CPI Urban Consumer NSA	2/19/2021	20,000,000	17,976,829	(2,023,171)
Wells Fargo	2.745%	CPI Urban Consumer NSA	2/21/2022	25,000,000	22,235,544	(2,764,456)
Unrealized Depreciation on CPI OTC Swaps						$(121,896,467)

Open Consumer Price Index (“CPI”) Centrally Cleared Swaps at May 31, 2017:

	Payments to be	Payments to be
	Made	Received
Central	By The Fund at	By The Fund at	Termination	Notional	Fair	Unrealized
Clearingparty*	Termination Date	Termination Date	Date	Amount	Value	Appreciation
Credit Suisse	CPI Urban Consumer NSA	2.245%	3/2/2019	$40,000,000	$40,359,472	$359,472
Credit Suisse	1.7315%	CPI Urban Consumer NSA	8/24/2026	10,000,000	10,329,173	329,173
Credit Suisse	1.7925%	CPI Urban Consumer NSA	7/18/2026	35,000,000	36,008,856	1,008,856
Unrealized Appreciation on Centrally Cleared CPI Swaps						$1,697,501

*	Central Clearinghouse: London Clearing House (LCH)

216	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2017

	Payments to be	Payments to be
	Made	Received
Central	By The Fund at	By The Fund at	Termination	Notional	Fair	Unrealized
Clearingparty*	Termination Date	Termination Date	Date	Amount	Value	Depreciation
Credit Suisse	2.0075%	CPI Urban Consumer NSA	4/28/2020	$30,000,000	$29,812,672	$(187,328)
Credit Suisse	CPI Urban Consumer NSA	1.790%	4/27/2024	30,000,000	29,390,386	(609,614)
Credit Suisse	CPI Urban Consumer NSA	1.6675%	6/30/2026	7,000,000	6,707,312	(292,688)
Credit Suisse	CPI Urban Consumer NSA	1.485%	1/14/2021	20,000,000	19,595,629	(404,371)
Credit Suisse	CPI Urban Consumer NSA	1.445%	2/3/2021	15,000,000	14,655,064	(344,936)
Credit Suisse	CPI Urban Consumer NSA	1.390%	11/13/2018	20,000,000	19,817,004	(182,996)
Credit Suisse	CPI Urban Consumer NSA	1.811%	10/3/2018	20,000,000	19,956,156	(43,844)
Credit Suisse	2.030%	CPI Urban Consumer NSA	5/3/2022	15,000,000	14,900,591	(99,409)
Credit Suisse	2.035%	CPI Urban Consumer NSA	5/2/2021	10,000,000	9,932,188	(67,812)
Credit Suisse	2.119%	CPI Urban Consumer NSA	4/12/2022	25,000,000	24,710,140	(289,860)
Credit Suisse	2.1275%	CPI Urban Consumer NSA	11/14/2024	60,000,000	59,525,170	(474,830)
Credit Suisse	2.335%	CPI Urban Consumer NSA	11/17/2036	8,000,000	7,745,153	(254,847)
Credit Suisse	2.335%	CPI Urban Consumer NSA	11/21/2036	10,000,000	9,680,428	(319,572)
Credit Suisse	2.339%	CPI Urban Consumer NSA	3/14/2029	10,000,000	9,728,810	(271,190)
Credit Suisse	2.340%	CPI Urban Consumer NSA	3/23/2032	5,000,000	4,857,092	(142,908)
Credit Suisse	2.344%	CPI Urban Consumer NSA	3/15/2029	5,000,000	4,860,977	(139,023)
Credit Suisse	2.354%	CPI Urban Consumer NSA	3/6/2032	5,000,000	4,853,746	(146,254)
Credit Suisse	2.355%	CPI Urban Consumer NSA	3/8/2032	10,000,000	9,702,145	(297,855)
Credit Suisse	2.3625%	CPI Urban Consumer NSA	3/21/2032	5,000,000	4,841,193	(158,807)
Credit Suisse	2.5475%	CPI Urban Consumer NSA	4/20/2021	8,000,000	7,232,195	(767,805)
Credit Suisse	2.6725%	CPI Urban Consumer NSA	1/28/2021	15,000,000	13,539,478	(1,460,522)
Credit Suisse	2.735%	CPI Urban Consumer NSA	5/13/2019	12,000,000	10,769,905	(1,230,095)
Credit Suisse	2.7875%	CPI Urban Consumer NSA	6/8/2026	5,000,000	4,155,564	(844,436)
Unrealized Depreciation on Centrally Cleared CPI Swaps						$(9,031,002)

*	Central Clearinghouse: London Clearing House (LCH)

See Notes to Financial Statements.	217

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2017

Credit Default Swaps on Indexes – Sell Protection at May 31, 2017(1):

Credit
Default
Swap
			Original	Current				Agreements
Referenced	Fund	Termination	Notional	Notional	Fair	Payments	Unrealized	Payable at
Index*	Receives	Date	Amount	Amount	Value(2)	Upfront(3)	Appreciation(4)	Fair Value(5)
Markit CMBX. NA.AAA.4(6)	.35%	2/17/2051	$500,000	$48,434	$48,390	$(3,436)	$3,392	$(44)

*	The Referenced Index is for Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage-backed securities (See Note 2(q)).
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received are presented net of amortization (See Note 2(q)).
(4)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $3,392. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(5)	Includes upfront payments received.
(6)	Swap Counterparty: Credit Suisse.

218	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2017

The following is a summary of the inputs used as of May 31, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Asset-Backed Securities
Automobiles	$–	$105,300,546	$5,109,965	(4)	$110,410,511
Credit Cards	–	40,705,306	3,443,637	(4)	44,148,943
Other	–	94,633,503	410,910	(4)	95,044,413
Remaining Industries	–	1,233,563	–		1,233,563
Common Stocks
Oil	1,062	64,446	–		65,508
Convertible Bonds
Oil	–	–	5,317	(5)	5,317
Remaining Industries	–	2,053,791	–		2,053,791
Corporate Bonds	–	529,289,903	–		529,289,903
Floating Rate Loans(6)
Aerospace/Defense	–	–	140,080		140,080
Business Services	–	572,699	–		572,699
Chemicals	–	–	3,577,779		3,577,779
Containers	–	–	1,796,957		1,796,957
Drugs	–	–	544,542		544,542
Electric: Power	–	–	2,540,437		2,540,437
Electrical Equipment	–	–	2,666,880		2,666,880
Electronics	–	–	960,605		960,605
Food	–	479,974	–		479,974
Government	–	1,203,249	–		1,203,249
Health Care Products	–	4,506,756	1,564,105		6,070,861
Health Care Services	–	–	1,558,642		1,558,642
Household Equipment/Products	–	2,431,463	–		2,431,463
Leasing	–	1,230,620	–		1,230,620
Lodging	–	–	1,226,325		1,226,325
Machinery: Industrial/Specialty	–	–	524,018		524,018
Manufacturing	–	–	1,898,224		1,898,224
Media	–	2,916,230	–		2,916,230
Metals & Minerals: Diversified	–	850,883	–		850,883
Miscellaneous	–	–	3,360,343		3,360,343
Office Furniture & Business Equipment	–	–	701,243		701,243
Oil	–	–	893,497		893,497
Oil: Crude Producers	–	–	2,544,257		2,544,257
Real Estate Investment Trusts	–	–	2,376,056		2,376,056
Retail	–	5,609,276	429,840		6,039,116
Technology	–	203,357	–		203,357
Telecommunications	–	–	1,172,916		1,172,916
Foreign Government Obligations	–	2,926,449	–		2,926,449
Government Sponsored Enterprises
Collateralized Mortgage Obligations	–	26,531,038	–		26,531,038
Government Sponsored Enterprises
Pass-Throughs	–	16,203,143	–		16,203,143
Municipal Bonds	–	3,349,040	–		3,349,040
Non-Agency Commercial
Mortgage-Backed Securities	–	219,036,919	11,285,664	(4)(5)	230,322,583
Preferred Stock	–	133,641	–		133,641
U.S. Treasury Obligations	–	22,867,490	–		22,867,490
Commercial Paper	–	12,227,607	–		12,227,607
Repurchase Agreement	–	46,289,500	–		46,289,500
Total	$1,062	$1,142,850,392	$50,732,239		$1,193,583,693

See Notes to Financial Statements.	219

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2017

Other Financial Instruments	Level 1	Level 2	Level 3	Total
CPI Swaps
Assets	$–	$14,265,386	$–	$14,265,386
Liabilities	–	(121,896,467)	–	(121,896,467)
Centrally Cleared CPI Swaps
Assets	–	1,697,501	–	1,697,501
Liabilities	–	(9,031,002)	–	(9,031,002)
Credit Default Swaps
Assets	–	–	–	–
Liabilities	–	(44)	–	(44)
Forward Foreign Currency Exchange Contract
Assets	–	–	–	–
Liabilities	–	(4,314)	–	(4,314)
Futures Contracts
Assets	590,249	–	–	590,249
Liabilities	(78,044)	–	–	(78,044)
Total	$512,205	$(114,968,940)	$–	$(114,456,735)

(1)	Refer to Note 2(s) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended May 31, 2017.
(4)	Includes securities valued using third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments:

Investment Type	Security	Fair Value
Asset-Backed Securities (Automobiles)	Santander Drive Auto Receivables Trust 2017-2B	$1,364,816
Asset-Backed Securities (Automobiles)	Santander Drive Auto Receivables Trust 2017-2C	1,732,596
Asset-Backed Securities (Automobiles)	Santander Drive Auto Receivables Trust 2017-2D	2,012,553
Asset-Backed Securities (Credit Cards)	World Financial Network Credit Card Master Trust 2017-A A	3,443,637
Asset-Backed Securities (Other)	Leaf Receivables Funding 11 LLC 2017-1 A3	410,910
Non-Agency Commercial Mortgage-Backed Securities	Banc of America Re-REMIC Trust 2009-UB1 A4B	190,569
Non-Agency Commercial Mortgage-Backed Securities	Cherrywood SB Commercial Mortgage Loan Trust 2016-1A AFX	211,290
Non-Agency Commercial Mortgage-Backed Securities	Commercial Mortgage Pass-Through Certificates 2016-GCT XA IO	2,584,896
Non-Agency Commercial Mortgage-Backed Securities	Credit Suisse Mortgage Capital Certificates Trust 2017-HD XCP IO	930,983
Non-Agency Commercial Mortgage-Backed Securities	GS Mortgage Securities Trust 2016-GS4 225A	246,202
Non-Agency Commercial Mortgage-Backed Securities	GS Mortgage Securities Trust 2016-GS4 225C	433,760
Non-Agency Commercial Mortgage-Backed Securities	GS Mortgage Securities Trust 2016-GS4 225D	595,464
Non-Agency Commercial Mortgage-Backed Securities	H/2 Asset Funding 2014-1 Ltd.	899,777
Non-Agency Commercial Mortgage-Backed Securities	JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI XA IO	108,530
Non-Agency Commercial Mortgage-Backed Securities	JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI XB IO	37,130
Non-Agency Commercial Mortgage-Backed Securities	LSTAR Commercial Mortgage Trust 2016-4 XB IO	981,230

220	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

INFLATION FOCUSED FUND May 31, 2017

(5)	Level 3 securities fair valued by the Pricing Committee, as discussed in Note 2(a) in the Notes to Financial Statements:

Investment Type	Security	Fair Value
Convertible Bonds (Oil)	Oleo e Gas Participacoes SA	$3,023
Convertible Bonds (Oil)	Oleo e Gas Participacoes SA	2,294
Non-Agency Commercial Mortgage-Backed Securities	Banc of America Commercial Mortage TrustBanc of America Commercial Mortgage Trust	1,373,356
Non-Agency Commercial Mortgage-Backed Securities	Credit Suisse Project Capital Certificates Structure	1,619,606
Non-Agency Commercial Mortgage-Backed Securities	Jefferies Structured CMO Class A	1,072,871

(6)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

				Non-Agency
				Commercial
				Mortgage-
	Asset-Backed	Convertible	Floating	Backed
Investment Type	Securities	Bonds	Rate Loans	Securities
Balance as of December 1, 2016	$4,678,215	$8,933	$11,647,624	$12,746,013
Accrued discounts/premiums	3	–	5,937	(446,994)
Realized gain (loss)	–	–	7,838	4,928
Change in unrealized appreciation/depreciation	(3)	(3,616)	29,863	29,187
Purchases	8,964,512	–	24,010,722	5,104,972
Sales	–	–	(6,497,987)	(841,475)
Net transfers into Level 3	–	–	1,972,117	1,015,205
Net transfers out of Level 3	(4,678,215)	–	(699,368)	(6,326,172)
Balance as of May 31, 2017	$8,964,512	$5,317	$30,476,746	$11,285,664
Net change in unrealized appreciation/depreciation for period ended May 31, 2017 related to Level 3 investments held at May 31, 2017	$(3)	$(3,616)	$40,173	$29,187

See Notes to Financial Statements.	221

Schedule of Investments (unaudited)

SHORT DURATION CORE BOND FUND May 31, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
LONG-TERM INVESTMENTS 81.41%

Asset-Backed Securities 28.35%

Automobiles 15.86%
Ally Auto Receivables Trust 2017-3 A2	1.53%		3/16/2020	$30	$30,018
American Credit Acceptance Receivables Trust 2015-3 C†	4.84%		10/12/2021	20	20,560
AmeriCredit Automobile Receivables Trust 2017-1 D	3.13%		1/18/2023	40	40,181
California Republic Auto Receivables Trust 2015-3 B	2.70%		9/15/2021	50	50,601
CarFinance Capital Auto Trust 2014-2A A†	1.44%		11/16/2020	21	20,493
CarFinance Capital Auto Trust 2015-1A A†	1.75%		6/15/2021	42	41,776
CarMax Auto Owner Trust 2013-4 A4	1.28%		5/15/2019	42	41,816
CarMax Auto Owner Trust 2016-3 A2	1.17%		8/15/2019	31	30,693
CarMax Auto Owner Trust 2016-3 A4	1.60%		1/18/2022	50	49,598
CarMax Auto Owner Trust 2016-4 A3	1.40%		8/15/2021	25	24,842
Chrysler Capital Auto Receivables Trust 2016-AA A3†	1.77%		10/15/2020	50	50,086
Drive Auto Receivables Trust 2016-BA B†	2.56%		6/15/2020	40	40,133
Drive Auto Receivables Trust 2017-AA D†	4.16%		5/15/2024	40	40,754
Fifth Third Auto Trust 2014-3 A3	0.96%		3/15/2019	47	46,821
Ford Credit Auto Owner Trust 2016-A C	2.19%		7/15/2022	50	50,233
Honda Auto Receivables Owner Trust 2014-4 A3	0.99%		9/17/2018	7	6,938
Mercedes-Benz Auto Lease Trust 2016-A A2A	1.34%		7/16/2018	46	45,811
NextGear Floorplan Master Owner Trust 2015-2A A†	2.38%		10/15/2020	100	100,585
Santander Drive Auto Receivables Trust 2016-1 D	4.02%		4/15/2022	65	67,218
Santander Drive Auto Receivables Trust 2016-3 A2	1.34%		11/15/2019	16	16,443
Santander Drive Auto Receivables Trust 2017-2 A2	1.60%		3/16/2020	24	23,998
Santander Drive Auto Receivables Trust 2017-2 B	2.21%		10/15/2021	6	5,999
Santander Drive Auto Receivables Trust 2017-2 C	2.79%		8/15/2022	8	7,998
Santander Drive Auto Receivables Trust 2017-2 D	3.49%		7/17/2023	10	9,998
TCF Auto Receivables Owner Trust 2015-2A A3†	2.06%		4/15/2020	24	23,891
Volkswagen Auto Loan Enhanced Trust 2014-1 A4	1.45%		9/21/2020	9	8,998
Total					896,482

Credit Cards 4.98%
BA Credit Card Trust 2016-A1 A	1.379%	#	10/15/2021	50	50,283
Capital One Multi-Asset Execution Trust 2015-A1	1.39%		1/15/2021	21	21,003
Capital One Multi-Asset Execution Trust 2015-A3	1.389%	#	3/15/2023	13	13,090

222	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Credit Cards (continued)
Capital One Multi-Asset Execution Trust 2015-A5	1.60%		5/17/2021	$55	$55,107
Chase Issuance Trust 2014-A2 A2	2.77%		3/15/2023	10	10,323
Citibank Credit Card Issuance Trust 2014-A1 A1	2.88%		1/23/2023	52	53,805
World Financial Network Credit Card Master Trust 2012-D A	2.15%		4/17/2023	28	28,237
World Financial Network Credit Card Master Trust 2015-A A	1.469%	#	2/15/2022	20	20,046
World Financial Network Credit Card Master Trust 2016-A A	2.03%		4/15/2025	30	29,821
Total					281,715

Other 7.51%
Ascentium Equipment Receivables Trust 2016-2A A2†	1.46%		4/10/2019	50	49,967
Ascentium Equipment Receivables Trust 2017-1A A2†	1.87%		7/10/2019	6	6,007
Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%		6/10/2021	2	2,007
CCG Receivables Trust 2014-1 A2†	1.06%		11/15/2021	12	12,341
Citi Held For Asset Issuance 2015-PM3 A†	2.56%		5/16/2022	7	7,316
CNH Equipment Trust 2014-C A4	1.65%		9/15/2021	30	30,009
CNH Equipment Trust 2016-A A2B	1.509%	#	7/15/2019	2	2,400
Diamond Resorts Owner Trust 2016-1 A†	3.08%		11/20/2028	72	72,883
DRB Prime Student Loan Trust 2016-B A2†	2.89%		6/25/2040	83	83,280
Ford Credit Floorplan Master Owner Trust A 2015-5 A1	2.42%		8/15/2022	25	25,352
GreatAmerica Leasing Receivables Funding LLC Series 2015-1 C†	2.68%		6/20/2022	50	50,415
Taco Bell Funding LLC 2016-1A A2I†	3.832%		5/25/2046	40	40,576
Wells Fargo Dealer Floorplan Master Note Trust 2014-1 A	1.39%	#	7/20/2019	42	42,013
Total					424,566
Total Asset-Backed Securities (cost $1,597,815)					1,602,763

Corporate Bonds 26.52%

Automotive 2.86%
General Motors Financial Co., Inc.	2.40%		5/9/2019	20	20,070
General Motors Financial Co., Inc.	3.10%		1/15/2019	40	40,602
Hyundai Capital America†	2.40%		10/30/2018	25	25,092
Hyundai Capital America†	2.875%		8/9/2018	75	75,718
Total					161,482

See Notes to Financial Statements.	223

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Banks: Regional 4.78%
Bank of America Corp.	5.00%	5/13/2021	$25	$27,278
Goldman Sachs Group, Inc. (The)	2.625%	1/31/2019	50	50,560
Macquarie Group Ltd. (Australia)†(a)	7.625%	8/13/2019	80	88,842
Santander UK Group Holdings plc (United Kingdom)(a)	3.125%	1/8/2021	30	30,489
Santander UK plc (United Kingdom)(a)	2.50%	3/14/2019	40	40,387
Synovus Financial Corp.	7.875%	2/15/2019	30	32,776
Total				270,332

Building Materials 0.09%
Johnson Controls International plc	5.00%	3/30/2020	5	5,369

Chemicals 0.42%
Westlake Chemical Corp.	4.625%	2/15/2021	23	24,035

Computer Hardware 0.83%
Dell International LLC/EMC Corp.†	3.48%	6/1/2019	35	35,845
Hewlett Packard Enterprise Co.	2.85%	10/5/2018	11	11,154
Total				46,999

Drugs 0.65%
Forest Laboratories LLC†	4.375%	2/1/2019	12	12,415
Mylan NV†	3.00%	12/15/2018	24	24,345
Total				36,760

Electric: Power 2.06%
Dominion Energy, Inc.	2.962%	7/1/2019	20	20,312
Dominion Energy, Inc.	2.579%	7/1/2020	3	3,025
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	7	7,820
Exelon Generation Co. LLC	2.95%	1/15/2020	18	18,345
NV Energy, Inc.	6.25%	11/15/2020	17	19,076
Pennsylvania Electric Co.	5.20%	4/1/2020	45	47,636
Total				116,214

Electric: Utilities 0.57%
ITC Holdings Corp.†	5.50%	1/15/2020	30	32,125

Electrical Equipment 0.18%
Broadcom Corp./Broadcom Cayman Finance Ltd.†	2.375%	1/15/2020	10	10,025

Financial Services 2.66%
E*TRADE Financial Corp.	5.375%	11/15/2022	30	31,557
International Lease Finance Corp.	5.875%	4/1/2019	30	31,965

224	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Financial Services (continued)
Jefferies Group LLC	8.50%		7/15/2019	$37	$41,720
Lazard Group LLC	4.25%		11/14/2020	9	9,522
Synchrony Financial	3.00%		8/15/2019	35	35,517
Total					150,281

Health Care Products 0.78%
Life Technologies Corp.	6.00%		3/1/2020	40	43,902

Insurance 1.79%
Travelers Cos, Inc. (The)	3.346%	#	3/15/2067	55	55,000
Willis North America, Inc.	7.00%		9/29/2019	42	46,301
Total					101,301

Metals & Minerals: Miscellaneous 0.74%
FMG Resources (August 2006) Pty Ltd. (Australia)†(a)	9.75%		3/1/2022	36	41,616

Metals & Mining: Miscellaneous 0.17%
Southern Copper Corp. (Peru)(a)	5.375%		4/16/2020	9	9,743

Oil 1.63%
Canadian Natural Resources Ltd. (Canada)(a)	2.95%		1/15/2023	4	4,019
Encana Corp. (Canada)(a)	6.50%		5/15/2019	17	18,312
Nexen Energy ULC (Canada)(a)	6.20%		7/30/2019	9	9,683
Noble Energy, Inc.	5.625%		5/1/2021	25	25,710
Noble Energy, Inc.	8.25%		3/1/2019	22	24,291
Petroleos Mexicanos (Mexico)(a)	3.125%		1/23/2019	10	10,130
Total					92,145

Oil: Crude Producers 3.44%
Buckeye Partners LP	2.65%		11/15/2018	43	43,246
Enbridge Energy Partners LP	9.875%		3/1/2019	21	23,698
MPLX LP	5.50%		2/15/2023	40	41,420
Regency Energy Partners LP/Regency Energy Finance Corp.	6.50%		7/15/2021	40	41,350
Western Gas Partners LP	2.60%		8/15/2018	25	25,114
Williams Partners LP/ACMP Finance Corp.	4.875%		5/15/2023	19	19,618
Total					194,446

Paper & Forest Products 0.06%
International Paper Co.	9.375%		5/15/2019	3	3,411

See Notes to Financial Statements.	225

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Real Estate Investment Trusts 2.77%
CBRE Services, Inc.	5.00%		3/15/2023	$43	$44,836
DDR Corp.	7.875%		9/1/2020	23	26,526
Digital Realty Trust LP	5.875%		2/1/2020	15	16,348
HCP, Inc.	3.75%		2/1/2019	9	9,213
Kilroy Realty LP	6.625%		6/1/2020	20	22,307
VEREIT Operating Partnership LP	3.00%		2/6/2019	37	37,484
Total					156,714

Retail 0.04%
Walgreens Boots Alliance, Inc.	3.10%		6/1/2023	2	2,026
Total Corporate Bonds (cost $1,498,060)					1,498,926

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.53%
Government National Mortgage Assoc. 2017-69 AS	2.75%		2/16/2058	15	14,980
Government National Mortgage Assoc. 2017-71 AS	2.70%		4/16/2057	15	14,955
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $29,857)					29,935

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGH 4.56%
Federal National Mortgage Assoc.(b)	3.00%		TBA	250	257,803

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 9.37%
Citigroup Commercial Mortgage Trust 2013-GC11 A2	1.987%		4/10/2046	50	50,179
Commercial Mortgage Pass-Through Certificates 2013-CR6 A2	2.122%		3/10/2046	50	50,166
Commercial Mortgage Pass-Through Certificates 2013-LC6 A2	1.906%		1/10/2046	50	50,031
Jefferies Structured CMO Class A	2.60%		2/16/2059	5	4,958
JPMorgan Chase Commercial Mortgage Securities Trust	2.75%		5/16/2059	6	6,003
LSTAR Commercial Mortgage Trust 2014-2 A2†	2.767%		1/20/2041	27	26,690
LSTAR Commercial Mortgage Trust 2015-3 A2†	2.729%	#	4/20/2048	28	28,207
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 A2	1.97%		5/15/2046	50	50,437
Morgan Stanley Capital I Trust 2012-C4 AS	3.773%		3/15/2045	25	26,299
MSCG Trust 2016-SNR A†	3.348%	#	11/15/2034	25	25,205
WF-RBS Commercial Mortgage Trust 2012-C10 A3	2.875%		12/15/2045	10	10,166
WF-RBS Commercial Mortgage Trust 2012-C7 B	4.768%	#	6/15/2045	25	26,294
WF-RBS Commercial Mortgage Trust 2012-C9 A3	2.87%		11/15/2045	25	25,496
WF-RBS Commercial Mortgage Trust 2013-C11 A2	2.029%		3/15/2045	48	48,372
WF-RBS Commercial Mortgage Trust 2013-C13 A2	1.964%		5/15/2045	50	50,144

226	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
WF-RBS Commercial Mortgage Trust 2013-C16 A2	3.223%	9/15/2046	$50	$50,881
Total Non-Agency Commercial Mortgage-Backed Securities (cost $528,091)				529,528

U.S. TREASURY OBLIGATIONS 12.08%
U.S. Treasury Note	1.25%	11/15/2018	285	285,078
U.S. Treasury Note	1.25%	1/31/2020	150	149,482
U.S. Treasury Note	1.375%	6/30/2018	125	125,178
U.S. Treasury Note	1.625%	3/31/2019	92	92,607
U.S. Treasury Note	1.75%	10/31/2020	30	30,221
Total U.S. Treasury Obligations (cost $683,005)				682,566
Total Long-Term Investments (cost $4,594,423)				4,601,521

SHORT-TERM INVESTMENTS 23.67%

ASSET-BACKED SECURITY 1.48%

Other
Dell Equipment Finance Trust 2017-1 A1†	1.35%	5/22/2018	84	83,629

CORPORATE BONDS 17.75%

Banks: Regional 10.39%
Bank of America Corp.	6.875%	4/25/2018	75	78,379
Citigroup, Inc.	6.125%	5/15/2018	75	78,041
European Investment Bank (Luxembourg)(a)	1.00%	3/15/2018	250	249,485
Goldman Sachs Group, Inc. (The)	6.15%	4/1/2018	75	77,675
Morgan Stanley	6.625%	4/1/2018	100	103,962
Total				587,542

Electric: Power 0.27%
E. ON International Finance BV (Netherlands)†(a)	5.80%	4/30/2018	15	15,515

Financial Services 2.09%
Air Lease Corp.	2.125%	1/15/2018	40	40,096
Bear Stearns Cos. LLC (The)	7.25%	2/1/2018	75	77,748
Total				117,844

Metals & Minerals: Miscellaneous 1.19%
Glencore Finance Canada Ltd. (Canada)†(a)	2.70%	10/25/2017	55	55,137
Goldcorp, Inc. (Canada)(a)	2.125%	3/15/2018	12	12,069
Total				67,206

See Notes to Financial Statements.	227

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Oil: Crude Producers 2.44%
Kinder Morgan Finance Co. LLC†	6.00%	1/15/2018	$45	$46,135
ONEOK Partners LP	2.00%	10/1/2017	45	45,047
Spectra Energy Capital LLC	6.20%	4/15/2018	45	46,694
Total				137,876

Real Estate Investment Trusts 0.98%
Mack-Cali Realty LP	2.50%	12/15/2017	10	10,026
Select Income REIT	2.85%	2/1/2018	45	45,249
Total				55,275

Retail 0.04%
Walgreens Boots Alliance, Inc.	1.75%	5/30/2018	2	2,017

Transportation: Miscellaneous 0.35%
Ryder System, Inc.	3.50%	6/1/2017	20	20,000
Total Corporate Bonds (cost $1,003,532)				1,003,275

U.S. TREASURY OBLIGATION 2.65%
U.S. Treasury Note	0.875%	10/15/2017	150	149,883

REPURCHASE AGREEMENT 1.79%
Repurchase Agreement dated 5/31/2017, 0.09% due 6/1/2017 with Fixed Income Clearing Corp. collateralized by $105,000 of U.S. Treasury Note at 0.875% due 10/15/2018; value: $104,632; proceeds: $101,342 (cost $101,342)			101	101,342
Total Repurchase Agreement (cost $101,342)				101,342
Total Short-Term Investments (cost $1,338,454)				1,338,129
Total Investments in Securities 105.08% (cost $5,932,877)				5,939,650
Liabilities in Excess of Other Assets(c) (5.08%)				(286,916)
Net Assets 100.00%				$5,652,734

REIT	Real Estate Investment Trust

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2017.
(a)	Foreign security traded in U.S. dollars.
(b)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(c)	Liabilities in Excess of Other Assets include net unrealized appreciation/depreciation on credit default swaps and futures contracts as follows:

228	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2017

Credit Default Swaps on Indexes - Sell Protection at May 31, 2017(1):

							Credit
							Default
							Swap
							Agreements
Referenced	Fund	Termination	Notional	Fair	Payments	Unrealized	Payable at
Index*	Receives	Date	Amount	Value(2)	Upfront(3)	Appreciation(4)	Fair Value(5)
Markit CMBX. NA.AA.6(6)	1.50%	5/11/2063	$75,000	$74,818	$(1,041)	$ 859	$ (182)
Markit CMBX. NA.A.6(6)	2.00%	5/11/2063	78,000	75,443	(4,255)	1,698	(2,557)
					$(5,296)	$2,557	$(2,739)

*	The referenced index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgaged backed securities (See Note 2(q)).
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received are presented net of amortization (See Note 2(q)).
(4)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $2,557. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(5)	Includes upfront payments received.
(6)	Swap Counterparty: Morgan Stanley.

Open Futures Contracts at May 31, 2017:

				Notional	Unrealized
Type	Expiration	Contracts	Position	Value	Appreciation
U.S. 2-Year Treasury Note	September 2017	3	Long	$649,453	$151

See Notes to Financial Statements.	229

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2017

The following is a summary of the inputs used as of May 31, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Asset-Backed Securities	$–	$1,638,399	$47,993	(4)	$1,686,392
Corporate Bonds	–	2,502,201	–		2,502,201
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	29,935	–		29,935
Government Sponsored Enterprises Pass-Through	–	257,803	–		257,803
Non-Agency Commercial Mortgage-Backed Securities	–	524,570	4,958	(5)	529,528
U.S. Treasury Obligations	–	832,449	–		832,449
Repurchase Agreement	–	101,342	–		101,342
Total	$–	$5,886,699	$52,951		$5,939,650
Other Financial Instruments
Credit Default Swaps
Assets	$–	$–	$–		$–
Liabilities	–	(2,739)	–		(2,739)
Futures Contracts
Assets	151	–	–		151
Liabilities	–	–	–		–
Total	$151	$(2,739)	$–		$(2,588)

(1)	Refer to Note 2(s) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended May 31, 2017.
(4)	Includes securities valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments:

Investment Type	Security	Fair Value
Asset Backed Securities (Automobiles)	Santander Drive Auto Receivables Trust 2017-2 A2	$23,998
Asset Backed Securities (Automobiles)	Santander Drive Auto Receivables Trust 2017-2 B	5,999
Asset Backed Securities (Automobiles)	Santander Drive Auto Receivables Trust 2017-2 C	7,998
Asset Backed Securities (Automobiles)	Santander Drive Auto Receivables Trust 2017-2 D	9,998

(5)	Level 3 security fair valued bt the Pricing Committee, as described in Note 2(a) in the Notes to Financial Statements:

Investment Type	Security	Fair Value
Non-Agency Commercial Mortgage-Backed Secuities	Jefferies Structured CMO Class A	$4,958

230	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

SHORT DURATION CORE BOND FUND May 31, 2017

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Non-Agency
Commercial
Mortgage-
	Asset-Backed	Backed
Investment Type	Securities	Securities
Balance as of April 19, 2017	$–	$–
Accrued Discounts/Premiums	–	–
Realized Gain (Loss)	–	–
Change in Unrealized Appreciation/Depreciation	–	–
Net Purchases	47,993	4,958
Net Sales	–	–
Net Transfers into Level 3	–	–
Net Transfers out of Level 3	–	–
Balance as of May 31, 2017	47,993	4,958
Net change in unrealized appreciation/depreciation for period ended May 31, 2017 related to Level 3 investments held at May 31, 2017	$–	$–

See Notes to Financial Statements.	231

Schedule of Investments (unaudited)

SHORT DURATION INCOME FUND May 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 96.35%

ASSET-BACKED SECURITIES 19.48%

Automobiles 8.27%
Ally Auto Receivables Trust 2014-1 A3	0.97%	10/15/2018	$7,552	$7,550,457
Ally Auto Receivables Trust 2014-1 C	2.04%	12/15/2019	13,625	13,681,441
Ally Auto Receivables Trust 2014-1 D	2.48%	2/15/2021	14,200	14,237,426
Ally Auto Receivables Trust 2014-2 A3	1.25%	4/15/2019	17,640	17,636,684
Ally Auto Receivables Trust 2014-A C†	1.87%	12/16/2019	21,460	21,486,220
Ally Auto Receivables Trust 2014-A D†	2.36%	2/16/2021	10,730	10,755,124
Ally Auto Receivables Trust 2015-2 A3	1.49%	11/15/2019	14,749	14,755,653
American Credit Acceptance Receivables Trust 2015-3 C†	4.84%	10/12/2021	6,240	6,414,598
AmeriCredit Automobile Receivables Trust 2013-3 E†	3.74%	12/8/2020	12,855	12,999,884
AmeriCredit Automobile Receivables Trust 2015-1 A3	1.26%	11/8/2019	18,507	18,501,269
AmeriCredit Automobile Receivables Trust 2016-3 A3	1.46%	5/10/2021	38,741	38,669,500
AmeriCredit Automobile Receivables Trust 2016-3 B	1.80%	10/8/2021	24,251	24,167,196
AmeriCredit Automobile Receivables Trust 2016-4 A2A	1.34%	4/8/2020	32,912	32,892,901
AmeriCredit Automobile Receivables Trust 2017-1 A2A	1.51%	5/18/2020	32,845	32,850,091
AmeriCredit Automobile Receivables Trust 2017-1 D	3.13%	1/18/2023	12,412	12,468,179
AmeriCredit Automobile Receivables Trust 2017-2 C	2.97%	3/20/2023	49,146	49,434,531
Avis Budget Rental Car Funding AESOP LLC 2012-3A A†	2.10%	3/20/2019	24,485	24,543,000
Avis Budget Rental Car Funding AESOP LLC 2013-2A A†	2.97%	2/20/2020	20,660	20,933,493
Avis Budget Rental Car Funding AESOP LLC 2014-1A A†	2.46%	7/20/2020	36,257	36,410,900
Avis Budget Rental Car Funding AESOP LLC 2015-2A A†	2.63%	12/20/2021	22,970	23,057,470
California Republic Auto Receivables Trust 2013-2 A2	1.23%	3/15/2019	3,802	3,800,651
California Republic Auto Receivables Trust 2015-1 A3	1.33%	4/15/2019	3,783	3,782,640

232	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
California Republic Auto Receivables Trust 2015-2 A4	1.75%	1/15/2021	$18,024	$18,050,859
California Republic Auto Receivables Trust 2015-3 A4	2.13%	5/17/2021	31,135	31,289,461
California Republic Auto Receivables Trust 2015-4 A3†	2.04%	1/15/2020	21,542	21,604,201
California Republic Auto Receivables Trust 2015-4 A4†	2.58%	6/15/2021	9,678	9,803,826
California Republic Auto Receivables Trust 2015-4 B†	3.73%	11/15/2021	20,140	20,776,521
California Republic Auto Receivables Trust 2016-1 A3	1.89%	5/15/2020	46,759	46,877,137
California Republic Auto Receivables Trust 2016-1 A4	2.24%	10/15/2021	8,021	8,091,080
California Republic Auto Receivables Trust 2016-2 A3	1.56%	7/15/2020	16,679	16,678,538
California Republic Auto Receivables Trust 2016-2 A4	1.83%	12/15/2021	21,996	22,011,736
California Republic Auto Receivables Trust 2017-1 A2	1.55%	11/15/2019	25,550	25,552,340
Capital Auto Receivables Asset Trust 2013-3 E†	4.55%	3/21/2022	11,130	11,312,813
Capital Auto Receivables Asset Trust 2014-1 E†	4.09%	9/22/2022	15,500	15,748,812
Capital Auto Receivables Asset Trust 2014-2 E†	3.62%	12/20/2022	9,250	9,367,920
Capital Auto Receivables Asset Trust 2014-3 C†	2.71%	11/20/2019	27,434	27,686,651
Capital Auto Receivables Asset Trust 2014-3 E	3.94%	4/20/2023	8,400	8,517,203
Capital Auto Receivables Asset Trust 2015-1 E	4.34%	9/20/2023	66,350	68,428,500
Capital Auto Receivables Asset Trust 2015-2 A2	1.39%	9/20/2018	16,151	16,150,521
Capital Auto Receivables Asset Trust 2015-3 B	2.43%	9/21/2020	25,135	25,380,682
Capital Auto Receivables Asset Trust 2015-3 C	2.90%	12/21/2020	23,813	24,087,192
Capital Auto Receivables Asset Trust 2015-3 D	3.34%	3/22/2021	21,169	21,412,325
Capital Auto Receivables Asset Trust 2016-1 B	2.67%	12/21/2020	19,417	19,724,020
Capital Auto Receivables Asset Trust 2016-2 A3	1.46%	6/22/2020	30,324	30,314,305
Capital Auto Receivables Asset Trust 2016-2 A4	1.63%	1/20/2021	15,919	15,905,018
Capital Auto Receivables Asset Trust 2016-2 B	2.11%	3/22/2021	2,811	2,817,519
CarMax Auto Owner Trust 2014-2 A3	0.98%	1/15/2019	14,457	14,444,863
CarMax Auto Owner Trust 2015-4 D	3.00%	5/16/2022	3,116	3,130,956
CarMax Auto Owner Trust 2016-3 A2	1.17%	8/15/2019	46,730	46,695,903
CarMax Auto Owner Trust 2016-3 A3	1.39%	5/17/2021	46,095	45,949,446
CarMax Auto Owner Trust 2016-3 A4	1.60%	1/18/2022	45,167	44,804,295
CarMax Auto Owner Trust 2016-4 A2	1.21%	11/15/2019	30,528	30,488,381

See Notes to Financial Statements.	233

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
CarMax Auto Owner Trust 2016-4 A3	1.40%		8/15/2021	$14,363	$14,272,542
CarMax Auto Owner Trust 2016-4 A4	1.60%		6/15/2022	18,529	18,362,065
Chesapeake Funding II LLC 2016-2A A1†	1.88%		6/15/2028	38,879	38,902,724
Chrysler Capital Auto Receivables Trust 2014-BA A3†	1.27%		5/15/2019	2,397	2,397,001
Chrysler Capital Auto Receivables Trust 2014-BA A4†	1.76%		12/16/2019	24,576	24,591,129
Chrysler Capital Auto Receivables Trust 2015-BA B†	2.70%		12/15/2020	5,872	5,930,500
Chrysler Capital Auto Receivables Trust 2016-AA A3†	1.77%		10/15/2020	66,390	66,504,656
CPS Auto Receivables Trust 2016-B A†	2.07%		11/15/2019	2,648	2,655,585
CPS Auto Receivables Trust 2016-B D†	6.58%		3/15/2022	13,845	15,019,351
Drive Auto Receivables Trust 2015-AA C†	3.06%		5/17/2021	23,667	23,799,007
Drive Auto Receivables Trust 2015-BA C†	2.76%		7/15/2021	4,978	4,999,374
Drive Auto Receivables Trust 2015-BA D†	3.84%		7/15/2021	2,900	2,952,651
Drive Auto Receivables Trust 2015-CA C†	3.01%		5/17/2021	62,381	62,782,340
Drive Auto Receivables Trust 2015-DA C†	3.38%		11/15/2021	53,590	54,173,172
Drive Auto Receivables Trust 2015-DA D†	4.59%		1/17/2023	41,590	43,149,259
Drive Auto Receivables Trust 2016-AA B†	3.17%		5/15/2020	34,874	35,018,877
Drive Auto Receivables Trust 2016-BA B†	2.56%		6/15/2020	30,853	30,955,642
Drive Auto Receivables Trust 2016-BA C†	3.19%		7/15/2022	30,853	31,256,391
Drive Auto Receivables Trust 2016-BA D†	4.53%		8/15/2023	63,905	65,636,519
Drive Auto Receivables Trust 2016-CA B†	2.37%		11/16/2020	23,708	23,790,878
Drive Auto Receivables Trust 2016-CA C†	3.02%		11/15/2021	63,065	63,924,008
Drive Auto Receivables Trust 2016-CA D†	4.18%		3/15/2024	14,979	15,343,942
Drive Auto Receivables Trust 2017-AA D†	4.16%		5/15/2024	17,844	18,180,227
Drive Auto Receivables Trust 2017-BA B†	2.20%		5/15/2020	32,444	32,522,417
Drive Auto Receivables Trust 2017-BA C†	2.61%		8/16/2021	41,091	41,258,635
Drive Auto Receivables Trust 2017-BA D†	3.72%		10/17/2022	27,116	27,374,188
Fifth Third Auto Trust 2014-3 A3	0.96%		3/15/2019	15,146	15,133,765
First Investors Auto Owner Trust 2017-1A A1†	1.69%		4/15/2021	26,722	26,716,479
Flagship Credit Auto Trust 2015-2 A†	1.98%		10/15/2020	16,674	16,708,325
Flagship Credit Auto Trust 2015-3 A†	2.38%		10/15/2020	9,786	9,807,352
Flagship Credit Auto Trust 2016-2 A2†	3.05%		8/16/2021	47,130	47,648,487
Flagship Credit Auto Trust 2016-4 A2†	1.96%		2/16/2021	4,610	4,615,126
Ford Credit Auto Lease Trust 2016-A A3	1.71%		4/15/2019	52,056	52,150,456
Ford Credit Auto Owner Trust 2016-C A2A	1.04%		9/15/2019	61,331	61,211,096
Honda Auto Receivables Owner Trust 2016-4 A2	1.04%		4/18/2019	60,458	60,355,034
Huntington Auto Trust 2016-1 A3	1.59%		11/16/2020	70,407	70,462,966
Hyundai Floorplan Master Owner Trust 2016-1A A1†	1.889%	#	3/15/2021	14,807	14,923,164
Hyundai Floorplan Master Owner Trust 2016-1A A2†	1.81%		3/15/2021	17,194	17,204,426

234	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Mercedes-Benz Auto Lease Trust 2016-A A3	1.52%	3/15/2019	$66,118	$66,162,841
Mercedes-Benz Auto Receivables Trust 2015-1 A3	1.34%	12/16/2019	48,411	48,398,968
NextGear Floorplan Master Owner Trust 2015-2A A†	2.38%	10/15/2020	55,811	56,137,271
NextGear Floorplan Master Owner Trust 2016-1A A2†	2.74%	4/15/2021	56,589	57,256,009
Nissan Auto Receivables Owner Trust 2016-B A3	1.32%	1/15/2021	41,095	40,968,399
OSCAR US Funding Trust V 2016-2A A2A†	2.31%	11/15/2019	4,505	4,508,591
Santander Drive Auto Receivables Trust 2014-2 E†	3.76%	7/15/2021	27,800	28,195,171
Santander Drive Auto Receivables Trust 2014-3 E†	3.49%	9/15/2021	24,555	24,850,330
Santander Drive Auto Receivables Trust 2014-4 C	2.60%	11/16/2020	7,453	7,491,757
Santander Drive Auto Receivables Trust 2014-5 E	4.23%	4/15/2022	41,595	42,430,912
Santander Drive Auto Receivables Trust 2015-1 C	2.57%	4/15/2021	22,140	22,297,654
Santander Drive Auto Receivables Trust 2015-1 D	3.24%	4/15/2021	6,305	6,374,795
Santander Drive Auto Receivables Trust 2015-3 B	2.07%	4/15/2020	28,819	28,876,618
Santander Drive Auto Receivables Trust 2015-3 C	2.74%	1/15/2021	34,016	34,412,320
Santander Drive Auto Receivables Trust 2015-4 C	2.97%	3/15/2021	28,251	28,653,226
Santander Drive Auto Receivables Trust 2015-5 D	3.65%	12/15/2021	28,059	28,770,189
Santander Drive Auto Receivables Trust 2016-1 D	4.02%	4/15/2022	17,354	17,946,058
Santander Drive Auto Receivables Trust 2016-2 B	2.08%	2/16/2021	19,775	19,844,444
Santander Drive Auto Receivables Trust 2016-3 A2	1.34%	11/15/2019	32,883	32,877,103
Santander Drive Auto Receivables Trust 2016-3 A3	1.50%	8/17/2020	27,018	26,998,733
Santander Drive Auto Receivables Trust 2016-3 B	1.89%	6/15/2021	21,825	21,828,178
Santander Drive Auto Receivables Trust 2017-2 B	2.21%	10/15/2021	46,496	46,489,728
Santander Drive Auto Receivables Trust 2017-2 C	2.79%	8/15/2022	59,001	58,987,253
Santander Drive Auto Receivables Trust 2017-2 D	3.49%	7/17/2023	68,540	68,524,791
TCF Auto Receivables Owner Trust 2015-1A A4†	1.96%	11/16/2020	8,230	8,246,292
TCF Auto Receivables Owner Trust 2015-1A D†	3.53%	3/15/2022	4,862	4,874,050
TCF Auto Receivables Owner Trust 2015-2A A3†	2.06%	4/15/2020	30,364	30,438,517
TCF Auto Receivables Owner Trust 2015-2A B†	3.00%	9/15/2021	10,457	10,624,224
TCF Auto Receivables Owner Trust 2015-2A C†	3.75%	12/15/2021	6,591	6,742,631
TCF Auto Receivables Owner Trust 2016-1A A4†	2.03%	2/15/2022	52,775	52,631,985
TCF Auto Receivables Owner Trust 2016-1A C†	2.51%	9/15/2022	5,943	5,834,334
TCF Auto Receivables Owner Trust 2016-PT1A A†	1.93%	6/15/2022	66,776	66,802,746
Westlake Automobile Receivables Trust 2016-2A C†	2.83%	5/17/2021	9,440	9,508,945
Westlake Automobile Receivables Trust 2016-3A B†	2.07%	12/15/2021	5,684	5,677,826
Westlake Automobile Receivables Trust 2017-1A B†	2.30%	10/17/2022	14,251	14,267,517
World Omni Auto Receivables Trust 2017-A A3	1.93%	9/15/2022	26,916	26,968,327
Total				3,368,720,821

See Notes to Financial Statements.	235

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Credit Cards 3.95%
American Express Credit Account Master Trust 2013-1 A	1.409%	#	2/16/2021	$16,050	$16,113,988
American Express Credit Account Master Trust 2014-3 A	1.49%		4/15/2020	175,426	175,544,237
BA Credit Card Trust 2016-A1 A	1.379%	#	10/15/2021	72,217	72,625,113
Bank of America Credit Card Trust 2014-A3 A	1.279%	#	1/15/2020	77,899	77,943,426
Barclays Dryrock Issuance Trust 2016-1 A	1.52%		5/16/2022	35,395	35,226,286
Barclays Dryrock Issuance Trust 2017-1 A	1.347%	#	3/15/2023	93,102	93,283,381
Capital One Multi-Asset Execution Trust 2015-A1	1.39%		1/15/2021	31,563	31,567,296
Capital One Multi-Asset Execution Trust 2015-A3	1.389%	#	3/15/2023	113,310	114,092,859
Capital One Multi-Asset Execution Trust 2015-A5	1.60%		5/17/2021	36,037	36,107,424
Capital One Multi-Asset Execution Trust 2016-A1	1.439%	#	2/15/2022	115,476	116,209,827
Chase Issuance Trust 2012-A4	1.58%		8/16/2021	14,915	14,895,033
Chase Issuance Trust 2015-A2	1.59%		2/18/2020	200,996	201,333,734
Chase Issuance Trust 2016-A2 A	1.37%		6/15/2021	19,161	19,064,501
Discover Card Execution Note Trust 2014-A5 A	1.39%		4/15/2020	9,805	9,809,289
Discover Card Execution Note Trust 2015-A2 A	1.90%		10/17/2022	9,583	9,625,037
Discover Card Execution Note Trust 2016-A2	1.529%	#	9/15/2021	42,743	43,051,455
Discover Card Execution Note Trust 2016-A4	1.39%		3/15/2022	49,829	49,546,395
First National Master Note Trust 2015-1 A	1.759%	#	9/15/2020	7,307	7,321,117
Master Credit Card Trust II Series 2016-1A B†	1.93%		9/23/2019	8,262	8,258,105
MBNA Credit Card Master Note Trust 2004-A3	1.249%	#	8/16/2021	51,184	51,303,453
Synchrony Credit Card Master Note Trust 2012-6 A	1.36%		8/17/2020	24,532	24,534,156
Synchrony Credit Card Master Note Trust 2014-1 A	1.61%		11/15/2020	29,495	29,525,427
Synchrony Credit Card Master Note Trust 2015-1 A	2.37%		3/15/2023	18,713	18,977,418
Synchrony Credit Card Master Note Trust 2015-1 B	2.64%		3/15/2023	9,594	9,690,160
Synchrony Credit Card Master Note Trust 2016-1 A	2.04%		3/15/2022	28,252	28,416,178
Synchrony Credit Card Master Note Trust 2016-2 B	2.55%		5/15/2024	42,808	42,948,657
World Financial Network Credit Card Master Trust 2012-A A	3.14%		1/17/2023	12,912	13,232,529
World Financial Network Credit Card Master Trust 2012-D A	2.15%		4/17/2023	7,680	7,745,077
World Financial Network Credit Card Master Trust 2015-B A	2.55%		6/17/2024	37,818	38,411,266
World Financial Network Credit Card Master Trust 2016-A A	2.03%		4/15/2025	94,243	93,681,491
World Financial Network Credit Card Master Trust 2017-A A	2.12%		3/15/2024	116,491	116,478,710
Total					1,606,563,025

236	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Home Equity 0.05%
Asset Backed Securities Corp. Home Equity
Loan Trust Series NC 2006-HE4 A5	1.184%	#	5/25/2036	$15,947	$15,456,778
Meritage Mortgage Loan Trust 2004-2 M3	1.999%	#	1/25/2035	4,827	4,777,420
Total					20,234,198

Other 7.21%
Ally Master Owner Trust 2012-5 A	1.54%		9/15/2019	38,500	38,521,075
Ally Master Owner Trust 2014-5 A2	1.60%		10/15/2019	64,198	64,246,970
Ally Master Owner Trust 2015-3 A	1.63%		5/15/2020	32,783	32,805,325
Ammc CLO 19 Ltd. 2016-19A A†	2.658%	#	10/15/2028	21,700	21,788,024
Apidos CLO X 2012-10A A†	2.59%	#	10/30/2022	5,169	5,179,974
Apollo Credit Funding IV Ltd. 4A A1†	2.628%	#	4/15/2027	16,500	16,552,965
Arbor Realty Commercial Real Estate Notes Ltd. 2017-FL1 A†	2.11%	#	4/15/2027	20,953	21,048,441
Ares XXXIII CLO Ltd. 2015-1A A1R†	2.45%	#	12/5/2025	79,550	79,788,650
Ascentium Equipment Receivables Trust 2016-1A A2†	1.75%		11/13/2018	14,852	14,870,097
Ascentium Equipment Receivables Trust 2016-2A A2†	1.46%		4/10/2019	22,869	22,853,993
Ascentium Equipment Receivables Trust 2016-2A A3†	1.65%		5/10/2022	23,403	23,277,450
Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%		6/10/2021	15,436	15,488,294
B2R Mortgage Trust 2015-2 A†	3.336%		11/15/2048	28,603	29,066,659
Birchwood Park CLO Ltd. 2014-1A AR†	2.338%	#	7/15/2026	44,750	44,833,020
BlueMountain CLO Ltd. 2014-4A A1R†	2.55%	#	11/30/2026	57,900	58,040,657
BlueMountain CLO Ltd. 2015-3A A1†	2.636%	#	10/20/2027	24,750	24,847,636
Bowman Park CLO Ltd. 2014-1A AR†	2.366%	#	11/23/2025	55,500	55,484,160
Carlyle Global Market Strategies CLO Ltd. 2013-2A A1†	2.308%	#	4/18/2025	19,500	19,525,619
Carlyle Global Market Strategies CLO Ltd. 2013-4A A2R†	2.678%	#	10/15/2025	3,000	3,018,763
Carlyle Global Market Strategies CLO Ltd. 2014-1A AR†	2.458%	#	4/17/2025	73,100	73,341,574
Carlyle Global Market Strategies CLO Ltd. 2014-3A A1AR†	2.32%	#	7/27/2026	10,000	10,012,523
Carlyle Global Market Strategies CLO Ltd. 2014-4A A1R†	2.358%	#	10/15/2026	52,600	52,743,461
Carlyle Global Market Strategies CLO Ltd. 2015-2A A1†	2.64%	#	4/27/2027	9,550	9,568,433
Cent CDO Ltd. 2007-14A A2B†	1.488%	#	4/15/2021	15,000	14,715,306

See Notes to Financial Statements.	237

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Cent CLO Ltd. 2013-17A A1†	2.47%	#	1/30/2025	$34,918	$34,980,246
Cent CLO Ltd. 2013-19A A1A†	2.50%	#	10/29/2025	19,050	19,082,303
CIFC Funding I Ltd. 2013-1A A1†	2.308%	#	4/16/2025	20,000	20,041,388
CIFC Funding II Ltd. 2014-2A A1LR†	2.392%	#	5/24/2026	76,220	76,297,668
CIFC Funding Ltd. 2014-5A A1R†	2.558%	#	1/17/2027	30,150	30,247,988
CNH Equipment Trust 2015-B A4	1.89%		4/15/2022	36,108	36,254,624
CNH Equipment Trust 2016-B A4	1.97%		11/15/2021	9,297	9,361,804
Conn Funding II LP 2017-A†	2.73%		5/15/2020	22,082	22,100,118
Crown Point CLO Ltd. 2012-1A A1LB†	2.672%	#	11/21/2022	1,057	1,060,613
Dell Equipment Finance Trust 2015-2 A3†	1.72%		9/22/2020	22,767	22,788,582
Dell Equipment Finance Trust 2016-1 A3†	1.65%		7/22/2021	5,443	5,448,296
Dell Equipment Finance Trust 2016-1 B†	2.03%		7/22/2021	6,570	6,568,289
Dell Equipment Finance Trust 2017-1 A2†	1.86%		6/24/2019	15,424	15,443,709
Dell Equipment Finance Trust 2017-1 A3†	2.14%		4/22/2022	11,474	11,517,347
Denali Capital CLO X Ltd. 2013 1A A2L†	2.917%	#	4/28/2025	17,000	17,020,060
Diamond Resorts Owner Trust 2015-2 A†	2.99%		5/22/2028	28,768	28,805,645
Diamond Resorts Owner Trust 2016-1 A†	3.08%		11/20/2028	12,841	13,035,213
DRB Prime Student Loan Trust 2015-D A2†	3.20%		1/25/2040	5,246	5,313,438
Dryden 34 Senior Loan Fund 2014-34A A1R†	Zero Coupon	#	10/15/2026	40,475	40,487,005
Engs Commercial Finance Trust 2015-1A A2†	2.31%		10/22/2021	19,744	19,707,269
Engs Commercial Finance Trust 2016-1A A2†	2.63%		2/22/2022	37,097	37,097,464
Ford Credit Floorplan Master Owner Trust A 2012-5 A	1.49%		9/15/2019	132,569	132,622,465
Ford Credit Floorplan Master Owner Trust A 2014-4 A1	1.40%		8/15/2019	22,029	22,038,283
Ford Credit Floorplan Master Owner Trust A 2015-1 A1	1.42%		1/15/2020	35,093	35,088,834
Fortress Credit BSL Ltd. 2013-1A A†	2.338%	#	1/19/2025	39,936	39,955,654
GoldenTree Loan Opportunities IX Ltd. 2014-9A AR†	2.54%	#	10/29/2026	48,850	49,090,303
GreatAmerica Leasing Receivables Funding LLC 2016-1 A3†	1.73%		6/20/2019	19,000	18,996,242
Greystone Commercial Real Estate Notes Ltd. 2017-FL1A A†	2.539%	#	3/15/2027	51,810	51,420,399
Greystone Commercial Real Estate Notes Ltd. 2017-FL1A B†	3.739%	#	3/15/2027	5,816	5,828,086
Hempstead CLO LP 2013-1A A1†	2.658%	#	1/15/2026	23,544	23,573,795
Jefferson Mill CLO Ltd. 2015-1A A1†	2.656%	#	7/20/2027	27,000	27,124,686
JFIN Revolver CLO Ltd. 2014-2A A2†	2.472%	#	2/20/2022	10,469	10,511,104
JFIN Revolver CLO Ltd. 2015-3A A1†	2.656%	#	4/20/2023	1,666	1,665,602

238	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
JFIN Revolver CLO Ltd. 2015-4A A†	2.303%	#	4/22/2020	$2,787	$2,794,094
KKR CLO Ltd. 12-A1A†	2.568%	#	7/15/2027	22,650	22,713,533
LCM XVII LP-17A AR†	2.508%	#	10/15/2026	30,000	30,116,334
LCM XVIII LP-18A A1†	2.666%	#	4/20/2027	47,000	47,059,065
Leaf Receivables Funding 10 LLC 2015-1 B†	2.42%		1/15/2021	12,673	12,633,578
Leaf Receivables Funding 11 LLC 2016-1 A2†	1.72%		7/15/2018	13,764	13,770,270
Leaf Receivables Funding 11 LLC 2016-1 A3†	2.05%		6/15/2019	17,154	17,178,278
Leaf Receivables Funding 11 LLC 2016-1 A4†	2.49%		4/15/2022	22,021	22,101,060
Leaf Receivables Funding 12 LLC 2017-1 A3†	2.07%		8/15/2020	13,408	13,405,078
Marathon CLO IV Ltd. 2012-4A A1†	2.562%	#	5/20/2023	3,943	3,948,369
Mercedes-Benz Master Owner Trust 2016-BA A†	1.689%	#	5/17/2021	27,100	27,348,697
MMAF Equipment Finance LLC 2016-AA A2†	1.39%		12/17/2018	29,334	29,340,344
Mountain Hawk III CLO Ltd. 2014-3A AR†	2.358%	#	4/18/2025	76,450	76,449,327
Mountain View CLO Ltd. 2015-9A A1A†	2.618%	#	7/15/2027	21,000	21,208,209
MP CLO VI Ltd. 2014-2A AR†	2.358%	#	1/15/2027	16,650	16,657,336
NextGear Floorplan Master Owner Trust 2015-1A A†	1.80%		7/15/2019	74,381	74,405,761
NextGear Floorplan Master Owner Trust 2017-1A A2†	2.54%		4/18/2022	70,279	70,473,806
Nissan Master Owner Trust Receivables 2016-A A2	1.54%		6/15/2021	26,669	26,557,734
NorthStar Real Estate CDO VIII Ltd. 2006-8A A2†	1.411%	#	2/1/2041	9,852	9,874,332
Northwoods Capital XI Ltd. 2014-11A AR†	2.348%	#	4/15/2025	28,850	28,886,432
NZCG Funding Ltd. 2015-2A A1†	2.72%	#	4/27/2027	20,080	20,106,857
Oaktree CLO Ltd. 2015-1A A1†	2.58%	#	10/20/2027	31,000	31,116,250
Oaktree EIF I Ltd. 2015-A1 A†	2.778%	#	10/18/2027	16,750	16,945,516
Octagon Investment Partners XXI Ltd. 2014-1A A1AR†	2.532%	#	11/14/2026	67,300	67,631,708
OHA Loan Funding Ltd. 2013-2A A†	2.456%	#	8/23/2024	28,500	28,637,333
OneMain Financial Issuance Trust 2015-1A A†	3.19%		3/18/2026	42,898	43,383,434
OneMain Financial Issuance Trust 2015-2A A†	2.57%		7/18/2025	46,065	46,197,504
OneMain Financial Issuance Trust 2016-1A A†	3.66%		2/20/2029	36,598	37,558,493
OneMain Financial Issuance Trust 2016-2A A†	4.10%		3/20/2028	5,187	5,307,236
OneMain Financial Issuance Trust 2016-2A B†	5.94%		3/20/2028	2,851	2,974,982
OZLM Funding Ltd. 2012-1A A1R†	2.673%	#	7/22/2027	20,000	20,178,342
OZLM XI Ltd. 2015-11A A1A†	2.72%	#	1/30/2027	9,750	9,776,485
PFS Financing Corp. 2016-BA A†	1.87%		10/15/2021	19,317	19,274,617
Seneca Park CLO Ltd. 2014-1A AR†	2.278%	#	7/17/2026	23,900	23,929,875
SLM Private Education Loan Trust 2010-A 2A†	4.239%	#	5/16/2044	26,395	27,372,211
SLM Private Education Loan Trust 2013-B A1†	1.639%	#	7/15/2022	4,547	4,548,561

See Notes to Financial Statements.	239

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
SLM Student Loan Trust 2011-1 A1	1.544%	#	3/25/2026	$8,967	$8,996,911
Sofi Professional Loan Program LLC 2017-C A2A†	1.75%		7/25/2040	39,917	40,021,782
Sound Point CLO XI Ltd. 2016-1A A†	2.806%	#	7/20/2028	49,000	49,418,710
Springleaf Funding Trust 2015-AA A†	3.16%		11/15/2024	7,718	7,804,855
Taco Bell Funding LLC 2016-1A A2I†	3.832%		5/25/2046	28,726	29,359,478
Thacher Park CLO Ltd. 2014-1A AR†	2.153%	#	10/20/2026	62,950	63,012,893
Tryon Park CLO Ltd. 2013-1A A1†	2.278%	#	7/15/2025	8,150	8,163,317
Venture XVIII CLO Ltd. 2014-18A A†	2.608%	#	10/15/2026	20,250	20,288,657
Voya CLO Ltd. 2012-3A AR†	2.478%	#	10/15/2022	100	99,971
Wells Fargo Dealer Floorplan Master Note Trust 2014-1 A	1.39%	#	7/20/2019	10,275	10,278,283
Wells Fargo Dealer Floorplan Master Note Trust 2014-2 A	1.46%	#	10/20/2019	9,044	9,053,686
Wells Fargo Dealer Floorplan Master Note Trust 2015-2 A	1.66%	#	1/20/2022	11,154	11,216,565
Westgate Resorts LLC 2014-1A A†	2.15%		12/20/2026	11,803	11,753,205
Westgate Resorts LLC 2014-1A B†	3.25%		12/20/2026	4,413	4,414,052
Westgate Resorts LLC 2015-1A A†	2.75%		5/20/2027	4,192	4,206,385
Westgate Resorts LLC 2015-1A B†	3.50%		5/20/2027	7,385	7,420,579
Westgate Resorts LLC 2016-1A A†	3.50%		12/20/2028	37,442	37,679,560
Total					2,937,243,521
Total Asset-Backed Securities (cost $7,903,963,771)					7,932,761,565

				Shares
				(000)
COMMON STOCKS 0.12%

Oil
Chaparral Energy, Inc.*				1,565	38,732,587
Chaparral Energy, Inc.*				329	8,145,225
OGX Petroleo e Gas SA ADR*				490	147,050
Peabody Energy Corp.*				12	296,109
Templar Energy LLC Class A Units				178	1,110,293
Total Common Stocks (cost $57,012,825)					48,431,264

240	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
CONVERTIBLE BONDS 0.22%

Oil 0.00%
Oleo e Gas Participacoes SA(a)(b)	10.00%	6/1/2017	BRL	395	$412,037
Oleo e Gas Participacoes SA(a)(b)	10.00%	6/1/2017	BRL	313	326,440
Total					738,477

Real Estate Investment Trusts 0.16%
VEREIT, Inc.	3.00%	8/1/2018		$63,951	64,310,725

Retail 0.06%
RH†	Zero Coupon	6/15/2019		27,270	24,338,475
Total Convertible Bonds (cost $89,962,555)					89,387,677

CORPORATE BONDS 42.19%

Advertising 0.01%
Interpublic Group of Cos., Inc. (The)	2.25%	11/15/2017		2,250	2,255,486

Aerospace/Defense 0.05%
Accudyne Industries Borrower/Accudyne Industries LLC (Luxembourg)†(c)	7.75%	12/15/2020		18,033	18,348,577
Harris Corp.	1.999%	4/27/2018		3,250	3,256,757
Total					21,605,334

Air Transportation 0.03%
American Airlines 2011-1 Class A Pass Through Trust	5.25%	7/31/2021		6,689	7,182,102
Continental Airlines 2012-1 Class B Pass Through Trust	6.25%	4/11/2020		4,399	4,668,826
Total					11,850,928

Auto Parts: Original Equipment 0.14%
Deck Chassis Acquisition, Inc.†	10.00%	6/15/2023		1,452	1,622,610
International Automotive Components Group SA (Luxembourg)†(c)	9.125%	6/1/2018		13,841	13,633,385
Nexteer Automotive Group Ltd.†	5.875%	11/15/2021		18,774	19,806,570
Titan International, Inc.	6.875%	10/1/2020		20,451	21,192,349
Total					56,254,914

Automotive 2.14%
Ford Motor Credit Co. LLC	1.724%	12/6/2017		35,710	35,736,640
Ford Motor Credit Co. LLC	2.24%	6/15/2018		48,100	48,255,074
Ford Motor Credit Co. LLC	2.943%	1/8/2019		8,800	8,919,346
Ford Motor Credit Co. LLC	3.157%	8/4/2020		56,109	57,153,693

See Notes to Financial Statements.	241

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automotive (continued)
Ford Motor Credit Co. LLC	3.20%		1/15/2021	$38,400	$39,022,272
Ford Motor Credit Co. LLC	5.00%		5/15/2018	23,808	24,503,813
Ford Motor Credit Co. LLC	6.625%		8/15/2017	24,198	24,432,963
Ford Motor Credit Co. LLC	8.125%		1/15/2020	66,388	75,809,254
General Motors Co.	3.50%		10/2/2018	40,556	41,344,165
General Motors Financial Co., Inc.	2.40%		5/9/2019	61,339	61,554,055
General Motors Financial Co., Inc.	3.10%		1/15/2019	61,520	62,445,876
General Motors Financial Co., Inc.	3.15%		1/15/2020	8,236	8,393,448
General Motors Financial Co., Inc.	3.20%		7/13/2020	47,815	48,613,032
General Motors Financial Co., Inc.	3.20%		7/6/2021	9,645	9,746,668
General Motors Financial Co., Inc.	4.20%		3/1/2021	9,000	9,438,120
General Motors Financial Co., Inc.	4.375%		9/25/2021	47,352	49,974,590
Hyundai Capital America†	1.75%		9/27/2019	60,159	59,277,610
Hyundai Capital America†	2.00%		7/1/2019	3,760	3,735,564
Hyundai Capital America†	2.40%		10/30/2018	52,732	52,926,265
Hyundai Capital America†	2.50%		3/18/2019	15,943	16,002,164
Hyundai Capital America†	2.875%		8/9/2018	5,581	5,634,438
Navistar International Corp.	8.25%		11/1/2021	13,741	13,972,811
Volkswagen Group of America Finance LLC†	1.60%		11/20/2017	53,356	53,325,267
Volkswagen Group of America Finance LLC†	1.612%	#	11/20/2017	8,020	8,024,210
Volkswagen Group of America Finance LLC†	2.125%		5/23/2019	1,000	1,001,452
Volkswagen International Finance NV (Netherlands)†(c)	1.60%		11/20/2017	54,416	54,390,860
Total					873,633,650

Banks: Regional 9.88%
ABN AMRO Bank NV (Netherlands)†(c)	1.80%		6/4/2018	16,837	16,802,417
ABN AMRO Bank NV (Netherlands)†(c)	1.80%		9/20/2019	47,900	47,623,330
ABN AMRO Bank NV (Netherlands)†(c)	2.10%		1/18/2019	37,772	37,882,181
ABN AMRO Bank NV (Netherlands)(c)	6.25%		4/27/2022	16,833	19,129,139
ABN AMRO Bank NV (Netherlands)(c)	6.25%	#	9/13/2022	19,600	19,846,215
Akbank TAS (Turkey)†(c)	3.875%		10/24/2017	7,850	7,896,841
Alfa Bank AO Via Alfa Bond Issuance plc (Ireland)†(c)	7.875%		9/25/2017	10,000	10,197,100
Associated Banc-Corp.	2.75%		11/15/2019	13,625	13,764,765
Banco de Credito del Peru (Panama)†(c)	2.25%		10/25/2019	4,200	4,200,210
Banco de Credito del Peru (Peru)†(c)	2.75%		1/9/2018	10,593	10,663,848
Banco de Credito e Inversiones (Chile)†(c)	3.00%		9/13/2017	7,000	7,012,242
Banco del Estado de Chile (Chile)†(c)	2.00%		11/9/2017	34,000	33,924,638

242	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)
Bangkok Bank PCL (Hong Kong)†(c)	3.30%		10/3/2018	$11,000	$11,169,631
Bank of America Corp.	2.151%		11/9/2020	14,360	14,334,971
Bank of America Corp.	5.00%		5/13/2021	48,346	52,752,158
Bank of America Corp.	5.49%		3/15/2019	73,252	77,330,745
Bank of America Corp.	5.625%		7/1/2020	15,316	16,793,458
Bank of America Corp.	5.65%		5/1/2018	73,365	75,929,840
Bank of America Corp.	5.70%		1/24/2022	7,552	8,550,828
Bank of America Corp.	6.40%		8/28/2017	23,330	23,601,305
Bank of America Corp.	6.875%		4/25/2018	22,714	23,737,425
Bank of America Corp.	6.875%		11/15/2018	10,904	11,671,075
Bank of America Corp.	7.625%		6/1/2019	97,345	107,868,287
Barclays Bank plc (United Kingdom)†(c)	6.05%		12/4/2017	26,411	26,958,236
Barclays Bank plc (United Kingdom)†(c)	10.179%		6/12/2021	51,267	64,992,919
Capital One Financial Corp.	6.75%		9/15/2017	18,439	18,705,278
Capital One NA/Mclean VA	1.50%		9/5/2017	750	750,007
Capital One NA/Mclean VA	2.329%	#	8/17/2018	3,700	3,735,331
Citigroup, Inc.	1.80%		2/5/2018	30,841	30,863,884
Citigroup, Inc.	2.05%		12/7/2018	19,406	19,465,984
Citigroup, Inc.	2.116%	#	4/25/2022	70,272	70,517,671
Citigroup, Inc.	2.45%		1/10/2020	47,338	47,703,875
Citigroup, Inc.	2.90%		12/8/2021	19,680	19,929,109
Citigroup, Inc.	6.125%		11/21/2017	900	919,355
Citigroup, Inc.	8.50%		5/22/2019	20,873	23,476,969
Comerica Bank	5.20%		8/22/2017	3,000	3,022,899
Commonwealth Bank of Australia (Australia)†(c)	1.375%		9/6/2018	57,599	57,383,465
Compass Bank	1.85%		9/29/2017	52,010	52,017,541
Compass Bank	2.75%		9/29/2019	16,825	17,015,661
Compass Bank	6.40%		10/1/2017	39,922	40,511,768
Credit Suisse AG	1.70%		4/27/2018	99,531	99,583,652
Credit Suisse Group Funding Guernsey Ltd. (Guernsey)(c)	3.125%		12/10/2020	53,551	54,412,100
Discover Bank	3.10%		6/4/2020	1,250	1,277,124
Discover Bank	7.00%		4/15/2020	39,402	43,954,152
Discover Bank	8.70%		11/18/2019	24,607	27,922,621
European Investment Bank (Luxembourg)(c)	1.00%		3/15/2018	132,915	132,641,062
European Investment Bank (Luxembourg)(c)	1.25%		5/15/2018	55,881	55,859,095
Fifth Third Bancorp	4.50%		6/1/2018	6,606	6,765,667
Finansbank AS (Turkey)†(c)	6.25%		4/30/2019	19,403	20,441,740
Goldman Sachs Group, Inc. (The)	2.277%	#	4/26/2022	53,637	53,971,105

See Notes to Financial Statements.	243

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)
Goldman Sachs Group, Inc. (The)	2.30%		12/13/2019	$52,299	$52,520,852
Goldman Sachs Group, Inc. (The)	2.60%		12/27/2020	46,966	47,363,990
Goldman Sachs Group, Inc. (The)	2.908%	#	6/5/2023	51,426	51,426,000
Goldman Sachs Group, Inc. (The)	5.25%		7/27/2021	14,462	15,967,653
Goldman Sachs Group, Inc. (The)	5.375%		3/15/2020	43,678	47,318,474
Goldman Sachs Group, Inc. (The)	5.95%		1/18/2018	32,139	32,980,431
Goldman Sachs Group, Inc. (The)	6.00%		6/15/2020	58,885	65,233,510
Goldman Sachs Group, Inc. (The)	6.15%		4/1/2018	14,456	14,971,617
Goldman Sachs Group, Inc. (The)	7.50%		2/15/2019	16,710	18,226,249
HBOS plc (United Kingdom)(c)	1.80%	#	9/6/2017	28,968	28,962,235
HBOS plc (United Kingdom)†(c)	6.75%		5/21/2018	260,927	272,093,110
HSBC Bank USA NA	4.875%		8/24/2020	42,819	46,104,288
Huntington Bancshares, Inc.	7.00%		12/15/2020	19,767	22,743,376
Huntington National Bank (The)	1.619%	#	3/10/2020	27,421	27,515,493
Huntington National Bank (The)	2.20%		4/1/2019	1,500	1,506,210
Industrial & Commercial Bank of China Ltd.	2.351%		11/13/2017	24,500	24,552,720
ING Bank NV (Netherlands)†(c)	1.80%		3/16/2018	37,340	37,409,900
ING Bank NV (Netherlands)†(c)	2.75%		3/22/2021	8,472	8,580,399
ING Bank NV (Netherlands)(c)	4.125%	#	11/21/2023	35,897	36,690,180
ING Groep NV (Netherlands)(c)	2.302%	#	3/29/2022	14,156	14,363,923
Intesa Sanpaolo SpA (Italy)(c)	3.875%		1/16/2018	81,853	82,704,435
Intesa Sanpaolo SpA (Italy)(c)	3.875%		1/15/2019	12,208	12,524,431
Intesa Sanpaolo SpA (Italy)†(c)	6.50%		2/24/2021	40,216	44,848,763
Itau Unibanco Holding SA†	2.85%		5/26/2018	33,373	33,523,178
JPMorgan Chase & Co.	2.295%		8/15/2021	33,908	33,785,219
Macquarie Bank Ltd. (Australia)†(c)	1.60%		10/27/2017	5,262	5,254,433
Macquarie Bank Ltd. (Australia)†(c)	1.797%	#	10/27/2017	3,605	3,613,245
Macquarie Group Ltd. (Australia)†(c)	6.00%		1/14/2020	23,173	25,244,041
Macquarie Group Ltd. (Australia)†(c)	7.625%		8/13/2019	15,062	16,726,637
Manufacturers & Traders Trust Co.	1.842%	#	12/1/2021	15,000	14,775,000
Manufacturers & Traders Trust Co.	2.259%	#	12/28/2020	11,696	11,702,585
Manufacturers & Traders Trust Co.	6.625%		12/4/2017	7,265	7,445,957
Morgan Stanley	1.982%	#	2/14/2020	46,830	46,994,233
Morgan Stanley	2.336%	#	1/20/2022	47,128	47,605,642
Morgan Stanley	5.50%		7/24/2020	30,665	33,596,053
Morgan Stanley	5.625%		9/23/2019	41,608	44,846,933
Morgan Stanley	6.625%		4/1/2018	36,125	37,556,164
Morgan Stanley	7.30%		5/13/2019	64,771	71,188,511

244	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)
National City Corp.	6.875%		5/15/2019	$35,910	$39,222,554
National Savings Bank (Sri Lanka)†(c)	8.875%		9/18/2018	14,600	15,585,500
NBK SPC Ltd. (United Arab Emirates)†(c)	2.75%		5/30/2022	32,710	32,597,281
Nordea Bank AB (Sweden)†(c)	4.875%		5/13/2021	5,562	6,006,103
Popular, Inc.	7.00%		7/1/2019	17,102	17,999,855
Regions Bank	2.25%		9/14/2018	6,526	6,549,996
Regions Bank	7.50%		5/15/2018	19,025	20,029,805
Royal Bank of Scotland Group plc (United Kingdom)(c)	3.498%	#	5/15/2023	51,464	51,623,230
Royal Bank of Scotland NV (The) (Netherlands)(c)	4.65%		6/4/2018	37,871	39,178,193
Santander Bank NA	8.75%		5/30/2018	10,348	11,022,948
Santander UK Group Holdings plc (United Kingdom)(c)	2.875%		10/16/2020	20,215	20,537,490
Santander UK Group Holdings plc (United Kingdom)(c)	2.875%		8/5/2021	64,746	65,027,386
Santander UK Group Holdings plc (United Kingdom)(c)	3.125%		1/8/2021	22,232	22,594,048
Santander UK Group Holdings plc (United Kingdom)(c)	3.571%		1/10/2023	10,274	10,506,192
Santander UK plc (United Kingdom)(c)	1.65%		9/29/2017	11,547	11,555,730
Santander UK plc (United Kingdom)(c)	2.00%		8/24/2018	15,190	15,236,785
Santander UK plc (United Kingdom)(c)	2.50%		3/14/2019	83,645	84,453,262
Santander UK plc (United Kingdom)(c)	2.601%	#	3/14/2019	9,377	9,562,824
Santander UK plc (United Kingdom)(c)	3.05%		8/23/2018	23,370	23,725,224
SVB Financial Group	5.375%		9/15/2020	6,533	7,139,458
Synovus Financial Corp.	7.875%		2/15/2019	43,297	47,304,137
Turkiye Halk Bankasi AS (Turkey)†(c)	3.875%		2/5/2020	14,107	13,787,660
Turkiye Halk Bankasi AS (Turkey)†(c)	4.75%		6/4/2019	32,806	33,001,196
Turkiye Halk Bankasi AS (Turkey)†(c)	4.875%		7/19/2017	22,600	22,685,812
Turkiye Vakiflar Bankasi TAO (Turkey)†(c)	3.75%		4/15/2018	6,700	6,725,346
Turkiye Vakiflar Bankasi TAO (Turkey)†(c)	5.625%		5/30/2022	23,009	23,062,128
UBS AG	1.80%		3/26/2018	49,232	49,306,636
UBS Group Funding Switzerland AG (Switzerland)†(c)	2.65%		2/1/2022	28,944	28,755,951
UBS Group Funding Switzerland AG (Switzerland)†(c)	2.95%		9/24/2020	20,546	20,866,394
Wachovia Corp.	5.75%		2/1/2018	21,387	21,967,807
Wells Fargo & Co.	2.112%	#	2/11/2022	32,432	32,678,645
Wells Fargo & Co.	2.55%		12/7/2020	6,850	6,933,625
Wells Fargo & Co.	2.60%		7/22/2020	33,290	33,794,443

See Notes to Financial Statements.	245

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)
Wells Fargo & Co.	3.069%		1/24/2023	$70,995	$72,142,279
Wilmington Trust Corp.	8.50%		4/2/2018	10,931	11,512,726
Total					4,022,625,638

Beverages 0.01%
Beam Suntory, Inc.	1.75%		6/15/2018	811	809,332
SABMiller plc (United Kingdom)†(c)	6.50%		7/15/2018	3,273	3,450,216
Total					4,259,548

Biotechnology Research & Production 0.00%
Baxalta, Inc.	1.936%	#	6/22/2018	350	351,990

Building Materials 0.50%
Atrium Windows & Doors, Inc.†	7.75%		5/1/2019	9,370	9,299,725
Cemex SAB de CV (Mexico)†(c)	5.908%	#	10/15/2018	12,000	12,484,560
CPG Merger Sub LLC†	8.00%		10/1/2021	18,752	19,689,600
Fortune Brands Home & Security, Inc.	3.00%		6/15/2020	14,469	14,735,620
Johnson Controls International plc	5.00%		3/30/2020	225	241,602
Martin Marietta Materials, Inc.	1.822%	#	5/22/2020	7,797	7,827,588
Martin Marietta Materials, Inc.	2.252%	#	6/30/2017	64,768	64,809,128
Martin Marietta Materials, Inc.	6.60%		4/15/2018	22,573	23,468,290
Owens Corning	9.00%		6/15/2019	10,797	12,108,846
Ply Gem Industries, Inc.	6.50%		2/1/2022	19,035	19,986,750
Standard Industries, Inc.†	5.125%		2/15/2021	8,200	8,569,000
Summit Materials LLC/Summit Materials Finance Corp.	8.50%		4/15/2022	930	1,048,575
Vulcan Materials Co.	7.50%		6/15/2021	6,693	7,948,721
Total					202,218,005

Business Services 0.55%
APX Group, Inc.	6.375%		12/1/2019	16,214	16,747,603
APX Group, Inc.	8.75%		12/1/2020	48,881	50,775,139
Ashtead Capital, Inc.†	6.50%		7/15/2022	9,251	9,609,476
Chicago Parking Meters LLC†	5.489%		12/30/2020	23,509	24,577,578
ERAC USA Finance LLC†	6.375%		10/15/2017	1,803	1,833,620
HPHT Finance 15 Ltd.†	2.25%		3/17/2018	17,700	17,718,082
Prime Security Services Borrower LLC/Prime Finance, Inc.†	9.25%		5/15/2023	11,355	12,443,263
Sotheby’s†	5.25%		10/1/2022	938	961,450
TMS International Corp.†	7.625%		10/15/2021	1,110	1,132,200
United Rentals North America, Inc.	7.625%		4/15/2022	10,362	10,841,243

246	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Business Services (continued)
Verisk Analytics, Inc.	4.875%		1/15/2019	$2,330	$2,429,745
Western Union Co. (The)	2.875%		12/10/2017	41,124	41,398,420
Western Union Co. (The)	3.35%		5/22/2019	24,500	25,052,671
Western Union Co. (The)	3.65%		8/22/2018	6,934	7,072,340
Total					222,592,830

Chemicals 0.88%
Blue Cube Spinco, Inc.	9.75%		10/15/2023	49,276	60,363,100
Celanese US Holdings LLC	5.875%		6/15/2021	48,462	54,635,865
Equate Petrochemical BV (Netherlands)†(c)	3.00%		3/3/2022	11,400	11,282,329
GCP Applied Technologies, Inc.†	9.50%		2/1/2023	9,734	11,121,095
Rain CII Carbon LLC/CII Carbon Corp.†	8.25%		1/15/2021	19,258	20,040,453
RPM International, Inc.	6.50%		2/15/2018	20,417	21,117,916
Westlake Chemical Corp.	4.625%		2/15/2021	36,524	38,167,580
Westlake Chemical Corp.	4.875%		5/15/2023	68,130	71,188,151
Yara International ASA (Norway)†(c)	7.875%		6/11/2019	62,638	69,236,287
Total					357,152,776

Coal 0.02%
Peabody Energy Corp.†	6.00%		3/31/2022	7,574	7,640,273

Computer Hardware 0.83%
Dell International LLC/EMC Corp.†	3.48%		6/1/2019	116,188	118,992,778
Dell International LLC/EMC Corp.†	4.42%		6/15/2021	97,879	103,242,378
Dell International LLC/EMC Corp.†	5.875%		6/15/2021	19,126	20,261,606
Hewlett Packard Enterprise Co.	2.45%		10/5/2017	8,942	8,966,439
Hewlett Packard Enterprise Co.	2.85%		10/5/2018	46,671	47,322,527
Hewlett Packard Enterprise Co.	2.89%	#	10/5/2017	5,164	5,185,761
Hewlett Packard Enterprise Co.	3.08%	#	10/5/2018	700	715,180
Western Digital Corp.†	7.375%		4/1/2023	13,236	14,519,892
Western Digital Corp.	10.50%		4/1/2024	14,869	17,471,075
Total					336,677,636

Computer Software 0.53%
Activision Blizzard, Inc.†	6.125%		9/15/2023	70,452	75,935,490
Boxer Parent Co., Inc. PIK†	9.00%		10/15/2019	44,747	44,910,327
Dun & Bradstreet Corp. (The)	3.50%		12/1/2017	41,144	41,459,698
First Data Corp.†	7.00%		12/1/2023	40,124	43,333,920
Solera LLC/Solera Finance, Inc.†	10.50%		3/1/2024	10,046	11,552,900
Total					217,192,335

See Notes to Financial Statements.	247

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Construction/Homebuilding 0.17%
Brookfield Residential Properties, Inc. (Canada)†(c)	6.50%	12/15/2020	$44,614	$46,175,490
Century Communities, Inc.	6.875%	5/15/2022	13,770	14,510,137
D.R. Horton, Inc.	3.625%	2/15/2018	1,050	1,059,829
D.R. Horton, Inc.	3.75%	3/1/2019	400	410,893
D.R. Horton, Inc.	4.00%	2/15/2020	500	521,255
William Lyon Homes, Inc.	7.00%	8/15/2022	7,197	7,502,873
Total				70,180,477

Containers 0.14%
Consolidated Container Co. LLC/Consolidated Container Capital, Inc.†	10.125%	7/15/2020	19,595	20,272,987
Packaging Corp. of America	6.50%	3/15/2018	6,280	6,492,452
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	6.875%	2/15/2021	16,553	16,987,906
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	5.75%	10/15/2020	12,646	13,009,573
WestRock RKT Co.	4.45%	3/1/2019	1,280	1,332,518
Total				58,095,436

Drugs 1.24%
Actavis, Inc.	1.875%	10/1/2017	4,039	4,041,395
Allergan Funding SCS (Luxembourg)(c)	2.35%	3/12/2018	20,015	20,106,388
Bayer US Finance LLC†	2.375%	10/8/2019	54,707	55,261,182
Capsugel SA PIK (Luxembourg)†(c)	7.00%	5/15/2019	40,214	40,254,214
Forest Laboratories LLC†	4.375%	2/1/2019	53,424	55,272,524
Forest Laboratories LLC†	5.00%	12/15/2021	15,204	16,745,914
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.†	7.50%	10/1/2024	5,000	5,468,750
Mylan NV	3.00%	12/15/2018	33,682	34,166,381
Mylan NV	3.15%	6/15/2021	24,111	24,587,650
Mylan NV	3.75%	12/15/2020	20,100	20,955,878
Mylan, Inc.	2.55%	3/28/2019	37,859	38,148,167
Mylan, Inc.	2.60%	6/24/2018	97,234	97,934,182
Nature’s Bounty Co. (The)†	7.625%	5/15/2021	14,769	15,470,527
Patheon Holdings I BV (Netherlands)†(c)	7.50%	2/1/2022	9,684	10,367,933
Shire Acquisitions Investments Ireland DAC (Ireland)(c)	1.90%	9/23/2019	19,821	19,758,346
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(c)	1.40%	7/20/2018	21,615	21,524,282
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(c)	2.20%	7/21/2021	27,682	27,165,288
Total				507,229,001

248	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power 2.13%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates)†(c)	2.50%	1/12/2018	$48,796	$48,946,340
Cleveland Electric Illuminating Co. (The)	7.88%	11/1/2017	1,000	1,024,845
Dominion Energy, Inc.	2.962%	7/1/2019	20,921	21,247,577
Dominion Energy, Inc.	2.579%	7/1/2020	23,180	23,373,831
Dominion Energy, Inc.	4.104%	4/1/2021	60,806	64,048,237
Duquesne Light Holdings, Inc.†	5.90%	12/1/2021	15,388	17,294,758
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	18,733	20,928,114
E. ON International Finance BV (Netherlands)†(c)	5.80%	4/30/2018	8,314	8,599,112
Enel Finance International NV (Netherlands)†(c)	2.875%	5/25/2022	85,202	85,230,713
Enel Finance International NV (Netherlands)†(c)	6.25%	9/15/2017	3,475	3,519,105
Eversource Energy	2.50%	3/15/2021	14,322	14,332,885
Exelon Generation Co. LLC	2.95%	1/15/2020	44,739	45,596,065
Exelon Generation Co. LLC	3.40%	3/15/2022	32,958	33,687,328
Exelon Generation Co. LLC	4.25%	6/15/2022	1,921	2,035,238
Exelon Generation Co. LLC	5.20%	10/1/2019	6,153	6,563,288
Exelon Generation Co. LLC	6.20%	10/1/2017	10,601	10,753,527
Great Plains Energy, Inc.	2.50%	3/9/2020	9,417	9,516,820
Great Plains Energy, Inc.	3.15%	4/1/2022	9,417	9,584,651
Inkia Energy Ltd. (Peru)†(c)	8.375%	4/4/2021	4,193	4,365,961
Jersey Central Power & Light Co.	5.65%	6/1/2017	22,522	22,522,000
Jersey Central Power & Light Co.	7.35%	2/1/2019	4,202	4,563,687
Metropolitan Edison Co.	7.70%	1/15/2019	17,918	19,448,484
Ohio Power Co.	6.05%	5/1/2018	3,325	3,455,347
Oklahoma Gas & Electric Co.	8.25%	1/15/2019	4,373	4,787,696
Origin Energy Finance Ltd. (Australia)†(c)	3.50%	10/9/2018	84,820	85,885,424
Pennsylvania Electric Co.	5.20%	4/1/2020	2,070	2,191,225
Pennsylvania Electric Co.	6.05%	9/1/2017	5,304	5,358,387
Pepco Holdings LLC	6.125%	6/1/2017	22,992	22,992,000
PPL Capital Funding, Inc.	1.90%	6/1/2018	2,105	2,107,307
PPL UK Distribution Holdings Ltd./Western Power Distribution Ltd. (United Kingdom)†(c)	7.25%	12/15/2017	15,590	16,011,257
PPL WEM Ltd./Western Power Distribution Ltd. (United Kingdom)†(c)	5.375%	5/1/2021	25,042	27,198,918
PSEG Power LLC	2.45%	11/15/2018	1,598	1,606,888
PSEG Power LLC	4.15%	9/15/2021	1,165	1,229,138
PSEG Power LLC	5.125%	4/15/2020	2,491	2,676,734
Public Service Co. of New Mexico	7.95%	5/15/2018	25,541	27,025,341
Puget Energy, Inc.	6.00%	9/1/2021	29,881	33,514,410

See Notes to Financial Statements.	249

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power (continued)
Red Oak Power LLC	8.54%	11/30/2019	$9,336	$9,382,180
State Grid Overseas Investment 2016 Ltd.†	2.25%	5/4/2020	46,620	46,534,780
TECO Finance, Inc.	5.15%	3/15/2020	9,316	9,957,202
TECO Finance, Inc.	6.572%	11/1/2017	15,167	15,465,532
TransAlta Corp. (Canada)(c)	1.90%	6/3/2017	62,534	62,534,000
TransAlta Corp. (Canada)(c)	6.90%	5/15/2018	8,752	9,149,078
Total				866,245,410

Electrical Equipment 0.68%
Broadcom Corp./Broadcom Cayman Finance Ltd.†	2.375%	1/15/2020	33,115	33,196,893
Broadcom Corp./Broadcom Cayman Finance Ltd.†	3.00%	1/15/2022	33,115	33,402,339
KLA-Tencor Corp.	3.375%	11/1/2019	34,392	35,361,029
Micron Technology, Inc.	7.50%	9/15/2023	27,626	30,930,070
NXP BV/NXP Funding LLC (Netherlands)†(c)	4.125%	6/1/2021	79,955	84,552,413
NXP BV/NXP Funding LLC (Netherlands)†(c)	5.75%	3/15/2023	55,423	58,766,115
Total				276,208,859

Electronics 0.28%
Arrow Electronics, Inc.	3.00%	3/1/2018	7,021	7,090,367
Ingram Micro, Inc.	5.25%	9/1/2017	68,677	69,122,714
Jabil Circuit, Inc.	8.25%	3/15/2018	26,185	27,461,519
PerkinElmer, Inc.	5.00%	11/15/2021	8,345	9,072,275
Total				112,746,875

Entertainment 0.60%
AMC Entertainment Holdings, Inc.	5.875%	2/15/2022	27,499	28,832,701
Churchill Downs, Inc.	5.375%	12/15/2021	55,761	58,270,245
Eldorado Resorts, Inc.	7.00%	8/1/2023	8,857	9,643,059
Isle of Capri Casinos, Inc.	8.875%	6/15/2020	10,630	10,893,890
Regal Entertainment Group	5.75%	3/15/2022	5,591	5,863,561
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	6.125%	8/15/2021	7,221	7,329,315
Scientific Games International, Inc.	6.25%	9/1/2020	4,685	4,644,006
Scientific Games International, Inc.	6.625%	5/15/2021	5,881	5,851,595
Scientific Games International, Inc.	10.00%	12/1/2022	44,058	48,133,365
Seminole Tribe of Florida, Inc.†	6.535%	10/1/2020	29,070	29,651,400
Seminole Tribe of Florida, Inc.†	7.804%	10/1/2020	12,933	13,191,660
Shingle Springs Tribal Gaming Authority†	9.75%	9/1/2021	20,150	21,510,125
Total				243,814,922

250	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Environmental Services 0.10%
Covanta Holding Corp.	6.375%		10/1/2022	$40,618	$41,887,312

Financial Services 2.47%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	3.75%		5/15/2019	9,612	9,900,312
Bear Stearns Cos. LLC (The)	7.25%		2/1/2018	114,246	118,432,088
CIT Group, Inc.	3.875%		2/19/2019	6,601	6,790,779
CIT Group, Inc.†	5.50%		2/15/2019	30,763	32,531,872
Discover Financial Services	6.45%		6/12/2017	30,653	30,683,132
E*TRADE Financial Corp.	4.625%		9/15/2023	22,005	22,816,874
E*TRADE Financial Corp.	5.375%		11/15/2022	57,788	60,788,180
International Lease Finance Corp.	5.875%		4/1/2019	49,735	52,992,543
International Lease Finance Corp.	6.25%		5/15/2019	56,366	60,624,226
International Lease Finance Corp.†	7.125%		9/1/2018	80,955	86,029,826
International Lease Finance Corp.	8.25%		12/15/2020	22,118	26,300,027
International Lease Finance Corp.	8.625%		1/15/2022	1,685	2,091,019
Jefferies Group LLC	5.125%		4/13/2018	17,909	18,406,584
Jefferies Group LLC	8.50%		7/15/2019	118,123	133,191,006
Lazard Group LLC	4.25%		11/14/2020	22,245	23,535,010
Nationstar Mortgage LLC/Nationstar Capital Corp.	7.875%		10/1/2020	22,820	23,575,913
Nationstar Mortgage LLC/Nationstar Capital Corp.	9.625%		5/1/2019	41,450	42,600,237
Navient Corp.	4.875%		6/17/2019	64,165	66,500,606
Navient Corp.	5.50%		1/15/2019	41,437	43,094,480
Navient Corp.	8.00%		3/25/2020	9,552	10,578,840
NFP Corp.†	9.00%		7/15/2021	31,392	33,020,460
Raymond James Financial, Inc.	8.60%		8/15/2019	22,318	25,399,045
SteelRiver Transmission Co. LLC†	4.71%		6/30/2017	36,107	36,219,435
Synchrony Financial	3.00%		8/15/2019	1,075	1,090,867
UBS Group Funding Switzerland AG (Switzerland)†(c)	2.406%	#	5/23/2023	37,578	38,061,629
Total					1,005,254,990

Food 0.70%
Bumble Bee Holdco SCA PIK (Luxembourg)†(c)	9.625%		3/15/2018	21,556	21,205,715
Bumble Bee Holdings, Inc.†	9.00%		12/15/2017	13,238	13,246,274
Dean Foods Co.†	6.50%		3/15/2023	25,536	27,068,160
JBS USA LUX SA/JBS USA Finance, Inc. †	7.25%		6/1/2021	109,608	110,430,060
JBS USA LUX SA/JBS USA Finance, Inc.†	8.25%		2/1/2020	60,116	61,017,740
Koninklijke Ahold Delhaize NV (Netherlands)(c)	6.50%		6/15/2017	1,500	1,501,899
Smithfield Foods, Inc.†	2.70%		1/31/2020	14,175	14,292,074

See Notes to Financial Statements.	251

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Food (continued)
Smithfield Foods, Inc.†	3.35%		2/1/2022	$8,461	$8,549,970
Want Want China Finance Ltd. (China)†(c)	1.875%		5/14/2018	28,822	28,724,298
Total					286,036,190

Health Care Products 0.50%
Alere, Inc.†	6.375%		7/1/2023	18,990	20,627,887
Becton Dickinson & Co.	1.80%		12/15/2017	4,704	4,716,310
Becton Dickinson & Co.(d)	2.24%	#	6/6/2022	22,923	22,982,829
Becton Dickinson & Co.(d)	2.894%		6/6/2022	22,919	22,977,627
Life Technologies Corp.	5.00%		1/15/2021	39,103	42,157,648
Life Technologies Corp.	6.00%		3/1/2020	24,512	26,902,876
Zimmer Biomet Holdings, Inc.	2.70%		4/1/2020	60,419	61,171,217
Zimmer Biomet Holdings, Inc.	4.625%		11/30/2019	1,500	1,586,118
Total					203,122,512

Health Care Services 0.10%
Acadia Healthcare Co., Inc.	6.125%		3/15/2021	15,230	15,763,050
Anthem, Inc.	2.25%		8/15/2019	5,374	5,403,143
Laboratory Corp. of America Holdings	2.20%		8/23/2017	750	751,298
Universal Health Services, Inc.†	3.75%		8/1/2019	15,367	15,731,967
Universal Health Services, Inc.†	4.75%		8/1/2022	4,787	4,930,610
Total					42,580,068

Insurance 0.20%
CNA Financial Corp.	5.875%		8/15/2020	9,696	10,739,852
CNA Financial Corp.	6.95%		1/15/2018	1,005	1,036,416
HUB International Ltd.†	7.875%		10/1/2021	11,411	11,953,023
Lincoln National Corp.	7.00%		3/15/2018	733	763,755
Lincoln National Corp.	8.75%		7/1/2019	5,841	6,617,152
Protective Life Corp.	7.375%		10/15/2019	12,708	14,218,473
Willis North America, Inc.	7.00%		9/29/2019	33,959	37,436,402
Total					82,765,073

Leasing 0.28%
Aviation Capital Group Corp.†	2.875%		9/17/2018	48,130	48,586,465
Aviation Capital Group Corp.†	4.625%		1/31/2018	13,642	13,869,098
Penske Truck Leasing Co. LP/PTL Finance Corp.†	2.50%		6/15/2019	5,619	5,664,767
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.20%		7/15/2020	43,175	44,325,225
Total					112,445,555

252	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Leisure 0.08%
LTF Merger Sub, Inc.†	8.50%	6/15/2023	$14,753	$15,822,592
NCL Corp. Ltd.†	4.75%	12/15/2021	14,068	14,525,210
Viking Cruises Ltd.†	8.50%	10/15/2022	634	666,493
Total				31,014,295

Lodging 0.33%
Caesar’s Entertainment Resort Properties LLC/Caesar’s Entertainment Resort Properties Finance, Inc.	11.00%	10/1/2021	55,855	60,261,959
Caesar’s Growth Properties Holdings LLC/Caesar’s Growth Properties Finance, Inc.	9.375%	5/1/2022	18,880	20,532,000
Golden Nugget, Inc.†	8.50%	12/1/2021	18,600	19,948,500
Hyatt Hotels Corp.†	6.875%	8/15/2019	5,035	5,536,773
Station Casinos LLC	7.50%	3/1/2021	17,997	18,761,873
Wyndham Worldwide Corp.	2.50%	3/1/2018	9,103	9,150,035
Total				134,191,140

Machinery: Agricultural 0.24%
BAT International Finance plc (United Kingdom)†(c)	1.85%	6/15/2018	6,355	6,358,000
BAT International Finance plc (United Kingdom)†(c)	2.125%	6/7/2017	1,000	1,000,049
Imperial Brands Finance plc (United Kingdom)†(c)	2.05%	2/11/2018	8,850	8,854,416
Viterra, Inc. (Canada)†(c)	5.95%	8/1/2020	73,339	79,745,528
Total				95,957,993

Machinery: Industrial/Specialty 0.07%
Cleaver-Brooks, Inc.†	8.75%	12/15/2019	18,174	18,741,938
Kennametal, Inc.	2.65%	11/1/2019	9,837	9,847,437
Total				28,589,375

Manufacturing 0.10%
American Outdoor Brands Corp.†	5.00%	7/15/2018	2,100	2,089,500
Crane Co.	2.75%	12/15/2018	9,035	9,159,556
Pentair Finance SA (Luxembourg)(c)	1.875%	9/15/2017	5,681	5,687,505
Pentair Finance SA (Luxembourg)(c)	2.90%	9/15/2018	9,234	9,363,618
Textron, Inc.	5.60%	12/1/2017	13,666	13,939,238
Total				40,239,417

Media 1.37%
Altice Financing SA (Luxembourg)†(c)	6.625%	2/15/2023	10,255	10,936,958
Clear Channel Worldwide Holdings, Inc.	7.625%	3/15/2020	70,525	71,142,094
Cox Communications, Inc.†	3.25%	12/15/2022	29,416	29,237,651

See Notes to Financial Statements.	253

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2017

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Media (continued)
Cox Communications, Inc.†	6.25%	6/1/2018		$5,015	$5,227,541
Cox Communications, Inc.†	9.375%	1/15/2019		19,831	21,998,885
CSC Holdings LLC†	10.125%	1/15/2023		26,200	30,572,780
NBCUniversal Enterprise, Inc.†	5.25%	–	(e)	97,972	104,095,250
SFR Group SA (France)†(c)	6.00%	5/15/2022		46,550	48,819,312
Sirius XM Radio, Inc.†	5.25%	8/15/2022		42,417	44,007,637
Sky plc (United Kingdom)†(c)	6.10%	2/15/2018		12,975	13,366,521
Sky plc (United Kingdom)†(c)	9.50%	11/15/2018		15,972	17,635,164
Time Warner Cable LLC	8.25%	4/1/2019		56,096	62,185,782
Time Warner Cable LLC	8.75%	2/14/2019		25,144	27,909,714
Time Warner, Inc.	4.875%	3/15/2020		5,650	6,060,857
Viacom, Inc.	2.75%	12/15/2019		22,660	23,014,289
Viacom, Inc.	5.625%	9/15/2019		3,000	3,222,591
WaveDivision Escrow LLC/WaveDivision Escrow Corp.†	8.125%	9/1/2020		35,952	37,479,960
Total					556,912,986

Metal Fabricating 0.03%
Zekelman Industries, Inc.†	9.875%	6/15/2023		10,413	11,792,723

Metals & Minerals: Miscellaneous 1.39%
Ausdrill Finance Pty Ltd. (Australia)†(c)	6.875%	11/1/2019		10,950	11,305,875
Barrick Gold Corp. (Canada)(c)	6.95%	4/1/2019		3,269	3,559,758
Barrick PD Australia Finance Pty Ltd. (Australia)(c)	4.95%	1/15/2020		1,644	1,762,047
Century Aluminum Co.†	7.50%	6/1/2021		5,201	5,305,020
Eldorado Gold Corp. (Canada)†(c)	6.125%	12/15/2020		24,269	24,997,070
FMG Resources (August 2006) Pty Ltd. (Australia)†(c)	9.75%	3/1/2022		156,102	180,453,912
Freeport-McMoRan, Inc.†	6.50%	11/15/2020		11,611	12,076,369
Glencore Finance Canada Ltd. (Canada)†(c)	2.70%	10/25/2017		147,590	147,957,056
Glencore Finance Canada Ltd. (Canada)†(c)	4.25%	10/25/2022		12,514	13,004,762
Glencore Finance Canada Ltd. (Canada)†(c)	4.95%	11/15/2021		22,762	24,427,769
Goldcorp, Inc. (Canada)(c)	2.125%	3/15/2018		15,561	15,650,958
Goldcorp, Inc. (Canada)(c)	3.625%	6/9/2021		57,484	59,664,426
Hecla Mining Co.	6.875%	5/1/2021		19,499	20,144,904
New Gold, Inc. (Canada)†(c)	7.00%	4/15/2020		46,843	47,662,752
Total					567,972,678

Natural Gas 0.08%
CenterPoint Energy Resources Corp.	4.50%	1/15/2021		20,520	21,797,062
CenterPoint Energy Resources Corp.	6.00%	5/15/2018		1,250	1,300,676

254	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Natural Gas (continued)
National Fuel Gas Co.	6.50%	4/15/2018	$5,777	$6,008,132
NiSource Finance Corp.	6.80%	1/15/2019	403	432,750
Sempra Energy	6.15%	6/15/2018	1,555	1,625,317
Total				31,163,937

Oil 4.02%
Afren plc (United Kingdom)†(a)(c)	6.625%	12/9/2020	8,099	42,117
Afren plc (United Kingdom)†(a)(c)	10.25%	4/8/2019	11,027	57,340
Afren plc (United Kingdom)†(a)(c)	11.50%	2/1/2016	16,833	87,532
Anadarko Holding Co.	7.05%	5/15/2018	16,535	17,294,634
Atwood Oceanics, Inc.	6.50%	2/1/2020	18,709	18,825,931
Bill Barrett Corp.	7.00%	10/15/2022	3,044	2,891,800
Canadian Natural Resources Ltd. (Canada)(c)	1.75%	1/15/2018	26,951	26,945,448
Canadian Natural Resources Ltd. (Canada)(c)	2.95%	1/15/2023	32,528	32,686,216
Canadian Natural Resources Ltd. (Canada)(c)	5.90%	2/1/2018	11,288	11,586,150
Canadian Oil Sands Ltd. (Canada)†(c)	7.75%	5/15/2019	10,299	11,266,395
Canadian Oil Sands Ltd. (Canada)†(c)	9.40%	9/1/2021	2,210	2,726,713
Carrizo Oil & Gas, Inc.	6.25%	4/15/2023	4,740	4,633,350
Carrizo Oil & Gas, Inc.	7.50%	9/15/2020	74,053	75,996,891
Cenovus Energy, Inc. (Canada)(c)	5.70%	10/15/2019	4,450	4,773,871
CNOOC Finance 2013 Ltd. (Hong Kong)(c)	1.75%	5/9/2018	35,640	35,570,431
CNOOC Finance 2015 Australia Pty Ltd. (Australia)(c)	2.625%	5/5/2020	41,367	41,420,831
Concho Resources, Inc.	5.50%	10/1/2022	20,276	20,985,660
Concho Resources, Inc.	5.50%	4/1/2023	55,632	57,787,740
CrownRock LP/CrownRock Finance, Inc.†	7.125%	4/15/2021	16,415	16,969,006
Denbury Resources, Inc.	5.50%	5/1/2022	24,678	18,014,940
Devon Energy Corp.	2.25%	12/15/2018	12,385	12,369,989
Devon Energy Corp.	4.00%	7/15/2021	11,944	12,454,929
Devon Energy Corp.	6.30%	1/15/2019	4,699	4,964,085
Eclipse Resources Corp.	8.875%	7/15/2023	27,941	28,290,263
Encana Corp. (Canada)(c)	3.90%	11/15/2021	30,250	31,429,599
Encana Corp. (Canada)(c)	6.50%	5/15/2019	91,259	98,301,092
Endeavor Energy Resources LP/EER Finance, Inc.†	7.00%	8/15/2021	47,928	49,785,210
Eni SpA (Italy)†(c)	4.15%	10/1/2020	25,556	26,840,189
KazMunayGas National Co. JSC (Kazakhstan)†(c)	9.125%	7/2/2018	50,571	54,129,631
Laredo Petroleum, Inc.	7.375%	5/1/2022	35,488	36,685,720
Lukoil International Finance BV (Netherlands)†(c)	3.416%	4/24/2018	56,420	57,165,026
Marathon Oil Corp.	5.90%	3/15/2018	1,950	2,006,749

See Notes to Financial Statements.	255

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)
Newfield Exploration Co.	5.75%		1/30/2022	$27,880	$29,831,600
Nexen Energy ULC (Canada)(c)	6.20%		7/30/2019	8,005	8,612,547
Noble Energy, Inc.	5.625%		5/1/2021	48,829	50,215,499
Noble Energy, Inc.	8.25%		3/1/2019	23,764	26,238,878
Northern Tier Energy LLC/Northern Tier Finance Corp.	7.125%		11/15/2020	1,914	1,984,579
OGX Austria GmbH (Brazil)†(a)(c)	8.50%		6/1/2018	31,150	623
PDC Energy, Inc.	7.75%		10/15/2022	19,171	20,153,514
Permian Resources LLC†	13.00%		11/30/2020	16,446	19,159,590
Petrobras Global Finance BV (Netherlands)(c)	6.125%		1/17/2022	21,967	22,856,664
Petroleos Mexicanos (Mexico)(c)	3.125%		1/23/2019	22,107	22,394,391
Petroleos Mexicanos (Mexico)(c)	3.50%		7/18/2018	14,178	14,372,150
Petroleos Mexicanos (Mexico)(c)	5.50%		2/4/2019	84,281	88,587,759
Petroleos Mexicanos (Mexico)(c)	5.75%		3/1/2018	83,672	85,967,535
Petroleos Mexicanos (Mexico)(c)	8.00%		5/3/2019	25,819	28,545,486
Phillips 66†	1.786%	#	4/15/2019	12,650	12,667,115
Pioneer Natural Resources Co.	3.45%		1/15/2021	18,560	19,239,853
Pioneer Natural Resources Co.	6.875%		5/1/2018	26,129	27,299,867
Pioneer Natural Resources Co.	7.50%		1/15/2020	3,353	3,791,391
Precision Drilling Corp. (Canada)(c)	6.625%		11/15/2020	29,756	30,053,738
Range Resources Corp.†	5.75%		6/1/2021	36,737	38,298,323
Range Resources Corp.†	5.875%		7/1/2022	10,113	10,391,108
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(c)	6.75%		9/30/2019	13,425	14,892,691
Resolute Energy Corp.	8.50%		5/1/2020	12,165	12,408,300
Resolute Energy Corp.†	8.50%		5/1/2020	6,554	6,685,080
RSP Permian, Inc.	6.625%		10/1/2022	17,174	18,182,973
Sanchez Energy Corp.	6.125%		1/15/2023	18,287	16,183,995
Seven Generations Energy Ltd. (Canada)†(c)	6.875%		6/30/2023	11,308	12,014,750
Seven Generations Energy Ltd. (Canada)†(c)	8.25%		5/15/2020	30,100	31,605,000
Sinopec Group Overseas Development 2013 Ltd.†	2.50%		10/17/2018	24,600	24,736,038
SM Energy Co.	6.50%		11/15/2021	48,736	49,467,040
SM Energy Co.	6.50%		1/1/2023	9,831	9,732,690
Statoil ASA (Norway)†(c)	7.875%		12/9/2022	10,000	12,570,380
Western Refining Logistics LP/WNRL Finance Corp.	7.50%		2/15/2023	2,821	3,060,785
Western Refining, Inc.	6.25%		4/1/2021	38,907	40,134,905
WPX Energy, Inc.	7.50%		8/1/2020	11,236	11,910,160
Total					1,639,232,475

256	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers 4.49%
Boardwalk Pipelines LP	5.20%	6/1/2018	$11,260	$11,584,029
Buckeye Partners LP	2.65%	11/15/2018	45,207	45,465,720
Buckeye Partners LP	4.875%	2/1/2021	8,850	9,474,421
Buckeye Partners LP	5.50%	8/15/2019	6,323	6,716,600
Buckeye Partners LP	6.05%	1/15/2018	40,122	41,132,633
Columbia Pipeline Group, Inc.	2.45%	6/1/2018	24,431	24,549,344
Columbia Pipeline Group, Inc.	3.30%	6/1/2020	43,974	45,023,396
DCP Midstream Operating LP†	9.75%	3/15/2019	36,058	40,745,540
Enbridge Energy LP	7.00%	10/1/2018	2,750	2,904,248
Enbridge Energy Partners LP	5.20%	3/15/2020	12,994	13,962,534
Enbridge Energy Partners LP	6.50%	4/15/2018	19,017	19,765,889
Enbridge Energy Partners LP	9.875%	3/1/2019	77,231	87,154,875
Energy Transfer LP	2.50%	6/15/2018	1,826	1,835,941
Energy Transfer LP	4.15%	10/1/2020	975	1,020,160
Energy Transfer LP	9.00%	4/15/2019	98,113	110,323,457
Energy Transfer LP	9.70%	3/15/2019	51,882	58,638,904
Florida Gas Transmission Co. LLC†	5.45%	7/15/2020	13,759	14,936,248
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	29,290	32,322,130
Gulf South Pipeline Co. LP	4.00%	6/15/2022	4,579	4,734,082
Gulf South Pipeline Co. LP†	6.30%	8/15/2017	9,371	9,451,872
Hiland Partners Holdings LLC/Hiland Partners Finance Corp.†	5.50%	5/15/2022	53,486	55,705,081
Kinder Morgan Energy Partners LP	5.30%	9/15/2020	1,400	1,519,400
Kinder Morgan Energy Partners LP	5.80%	3/1/2021	54,047	59,868,727
Kinder Morgan Energy Partners LP	5.95%	2/15/2018	54,453	55,968,046
Kinder Morgan Energy Partners LP	6.50%	4/1/2020	10,178	11,260,980
Kinder Morgan Energy Partners LP	6.85%	2/15/2020	295	329,839
Kinder Morgan Energy Partners LP	9.00%	2/1/2019	3,750	4,169,636
Kinder Morgan, Inc.	2.00%	12/1/2017	3,500	3,504,490
Kinder Morgan, Inc.†	5.00%	2/15/2021	16,898	18,201,562
Kinder Morgan, Inc.	7.25%	6/1/2018	61,509	64,727,028
Magellan Midstream Partners LP	6.40%	7/15/2018	1,094	1,147,733
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	50,957	54,587,686
MPLX LP	5.50%	2/15/2023	182,593	189,075,051
ONEOK Partners LP	3.20%	9/15/2018	22,874	23,211,849
Panhandle Eastern Pipeline Co. LP	6.20%	11/1/2017	9,443	9,611,652
Panhandle Eastern Pipeline Co. LP	7.00%	6/15/2018	19,692	20,572,705
Regency Energy Partners LP/Regency Energy Finance Corp.	5.50%	4/15/2023	71,389	74,530,116

See Notes to Financial Statements.	257

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers (continued)
Regency Energy Partners LP/Regency Energy Finance Corp.	6.50%	7/15/2021	$84,147	$86,986,961
Rockies Express Pipeline LLC†	6.00%	1/15/2019	20,795	21,925,832
Rockies Express Pipeline LLC†	6.85%	7/15/2018	9,595	10,098,737
Sabine Pass Liquefaction LLC	5.625%	2/1/2021	185,910	203,490,951
Sabine Pass Liquefaction LLC	6.25%	3/15/2022	5,740	6,516,593
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp.	4.40%	6/15/2021	750	799,998
Spectra Energy Capital LLC	5.65%	3/1/2020	1,300	1,403,708
Spectra Energy Capital LLC	6.20%	4/15/2018	14,660	15,211,773
Spectra Energy Capital LLC	6.75%	7/15/2018	1,500	1,577,628
Spectra Energy Partners LP	2.95%	9/25/2018	2,000	2,028,112
Spectra Energy Partners LP	4.60%	6/15/2021	11,957	12,793,237
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	5.875%	10/1/2020	4,725	4,854,937
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	6.125%	10/15/2021	69,845	73,249,944
Texas Eastern Transmission LP†	4.125%	12/1/2020	1,875	1,972,260
Texas Gas Transmission LLC†	4.50%	2/1/2021	10,970	11,541,274
TransCanada PipeLines Ltd. (Canada)(c)	6.50%	8/15/2018	1,205	1,273,601
TransCanada PipeLines Ltd. (Canada)(c)	7.125%	1/15/2019	400	432,639
Western Gas Partners LP	2.60%	8/15/2018	3,141	3,155,348
Williams Partners LP/ACMP Finance Corp.	4.875%	5/15/2023	137,309	141,771,542
Total				1,830,818,679

Oil: Integrated Domestic 0.51%
National Oilwell Varco, Inc.	1.35%	12/1/2017	54,255	54,170,471
National Oilwell Varco, Inc.	2.60%	12/1/2022	29,914	29,538,968
SESI LLC	6.375%	5/1/2019	53,703	53,165,970
Weatherford International Ltd.	9.625%	3/1/2019	64,874	71,523,585
Total				208,398,994

Paper & Forest Products 0.00%
International Paper Co.	9.375%	5/15/2019	1,302	1,480,537

Real Estate Investment Trusts 1.66%
Brixmor Operating Partnership LP	3.875%	8/15/2022	12,692	13,115,964
CBRE Services, Inc.	5.00%	3/15/2023	45,973	47,935,633
DDR Corp.	3.50%	1/15/2021	4,819	4,901,761
DDR Corp.	4.75%	4/15/2018	3,738	3,808,506
DDR Corp.	7.50%	7/15/2018	9,695	10,232,859
DDR Corp.	7.875%	9/1/2020	29,658	34,204,660

258	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts (continued)
Digital Realty Trust LP	3.40%	10/1/2020	$9,650	$9,948,523
Digital Realty Trust LP	5.875%	2/1/2020	78,189	85,217,800
DuPont Fabros Technology LP	5.875%	9/15/2021	2,475	2,575,547
EPR Properties	7.75%	7/15/2020	71,321	81,285,328
First Industrial LP	7.50%	12/1/2017	3,950	4,060,620
HCP, Inc.	2.625%	2/1/2020	12,923	13,074,341
HCP, Inc.	3.75%	2/1/2019	33,205	33,991,527
HCP, Inc.	5.375%	2/1/2021	14,800	16,171,161
Healthcare Realty Trust, Inc.	5.75%	1/15/2021	15,044	16,544,278
Hospitality Properties Trust	6.70%	1/15/2018	5,210	5,237,962
Kilroy Realty LP	4.80%	7/15/2018	22,323	22,885,071
Kilroy Realty LP	6.625%	6/1/2020	17,751	19,798,951
National Retail Properties, Inc.	6.875%	10/15/2017	1,925	1,960,863
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada)†(c)	3.125%	3/20/2022	37,590	38,258,200
Regency Centers LP	4.80%	4/15/2021	2,889	3,097,765
SL Green Realty Corp.	5.00%	8/15/2018	11,525	11,862,256
SL Green Realty Corp.	7.75%	3/15/2020	36,225	40,815,758
VEREIT Operating Partnership LP	3.00%	2/6/2019	104,720	106,088,690
VEREIT Operating Partnership LP	4.125%	6/1/2021	12,830	13,516,662
Welltower, Inc.	2.25%	3/15/2018	1,784	1,791,008
Welltower, Inc.	4.125%	4/1/2019	8,628	8,910,998
Welltower, Inc.	4.70%	9/15/2017	2,340	2,359,361
Weyerhaeuser Co.	4.70%	3/15/2021	14,458	15,448,503
Weyerhaeuser Co.	7.375%	10/1/2019	5,227	5,837,106
Total				674,937,662

Retail 0.35%
Best Buy Co., Inc.	5.00%	8/1/2018	4,922	5,104,867
Macy’s Retail Holdings, Inc.	7.45%	7/15/2017	3,705	3,728,779
Marks & Spencer plc (United Kingdom)†(c)	6.25%	12/1/2017	17,020	17,372,876
PVH Corp.	4.50%	12/15/2022	8,599	8,899,965
Rite Aid Corp.	6.75%	6/15/2021	63,664	64,698,540
Rite Aid Corp.	9.25%	3/15/2020	8,730	9,047,597
Walgreens Boots Alliance, Inc.	1.75%	5/30/2018	9,301	9,380,300
Walgreens Boots Alliance, Inc.	2.60%	6/1/2021	1,770	1,785,815
Walgreens Boots Alliance, Inc.	3.10%	6/1/2023	23,821	24,126,909
Total				144,145,648

See Notes to Financial Statements.	259

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Savings & Loan 0.05%
Astoria Financial Corp.	5.00%		6/19/2017	$20,438	$20,466,204

Steel 0.26%
BlueScope Steel Finance Ltd/BlueScope Steel Finance USA LLC (Australia)†(c)	6.50%		5/15/2021	23,666	25,115,542
Cliffs Natural Resources, Inc.†	8.25%		3/31/2020	3,398	3,754,790
GTL Trade Finance, Inc.†	7.25%		10/20/2017	4,226	4,308,407
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc.†	6.375%		5/1/2022	16,268	17,040,730
U.S. Steel Corp.†	8.375%		7/1/2021	51,864	57,050,400
Total					107,269,869

Technology 0.43%
Baidu, Inc. (China)(c)	2.25%		11/28/2017	24,678	24,746,111
Baidu, Inc. (China)(c)(f)	2.75%		6/9/2019	21,550	21,812,608
Baidu, Inc. (China)(c)(f)	3.25%		8/6/2018	26,100	26,465,896
eBay, Inc.	1.65%	#	8/1/2019	500	501,491
Expedia, Inc.	7.456%		8/15/2018	51,996	55,395,187
Symantec Corp.	2.75%		6/15/2017	14,346	14,349,185
Tencent Holdings Ltd. (China)†(c)	3.375%		5/2/2019	32,546	33,288,190
Total					176,558,668

Telecommunications 1.30%
AT&T, Inc.	5.80%		2/15/2019	24,188	25,723,309
BellSouth LLC†	4.285%		4/26/2018	190,775	194,755,520
Digicel Group Ltd. (Jamaica)†(c)	8.25%		9/30/2020	35,400	33,718,500
FairPoint Communications, Inc.†	8.75%		8/15/2019	33,205	34,118,138
GCI, Inc.	6.75%		6/1/2021	18,664	19,247,250
GTH Finance BV (Netherlands)†(c)	6.25%		4/26/2020	9,400	10,047,895
Millicom International Cellular SA (Luxembourg)†(c)	4.75%		5/22/2020	4,000	4,090,440
Nortel Networks Ltd. (Canada)(a)(c)	10.75%		7/15/2016	60,959	62,635,372
SK Telecom Co., Ltd. (South Korea)†(c)	2.125%		5/1/2018	9,401	9,415,463
Telefonica Emisiones SAU (Spain)(c)	6.221%		7/3/2017	9,574	9,608,466
Telenor ASA (Norway)(c)	1.75%		5/22/2018	7,700	7,680,042
Wind Acquisition Finance SA (Luxembourg)†(c)	6.50%		4/30/2020	29,925	30,972,375
Wind Acquisition Finance SA (Luxembourg)†(c)	7.375%		4/23/2021	60,457	63,033,980
Windstream Services LLC	7.75%		10/1/2021	23,947	23,288,458
Total					528,335,208

Textiles Products 0.05%
Springs Industries, Inc.	6.25%		6/1/2021	18,358	19,000,530

260	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Transportation: Miscellaneous 0.17%
Asciano Finance Ltd. (Australia)†(c)	5.00%		4/7/2018		$19,750	$20,158,608
Florida East Coast Holdings Corp.†	6.75%		5/1/2019		40,702	42,024,815
Watco Cos. LLC/Watco Finance Corp.†	6.375%		4/1/2023		3,201	3,337,042
XPO Logistics, Inc.†	6.50%		6/15/2022		3,099	3,301,830
Total						68,822,295

Utilities 0.03%
United Utilities plc (United Kingdom)(c)	4.55%		6/19/2018		1,500	1,537,906
United Utilities plc (United Kingdom)(c)	5.375%		2/1/2019		8,484	8,876,436
Total						10,414,342

Wholesale 0.03%
Rexel SA (France)†(c)	5.25%		6/15/2020		10,530	10,826,465
Total Corporate Bonds (cost $17,069,746,827)						17,183,466,143

FLOATING RATE LOANS(g) 4.52%

Aerospace/Defense 0.01%
Gol LuxCo S.A. Term Loan (Luxembourg)(c)	–	(h)	8/31/2020		4,615	4,753,450

Business Services 0.06%
Neff Rental LLC 2nd Lien Closing DateTerm Loan	7.543%		6/9/2021		16,420	16,468,154
Nord Anglia Education Finance LLC Initial Term Loan	–	(h)	3/31/2021		6,971	6,984,302
Total						23,452,456

Chemicals 0.28%
Celanese U.S. Holdings LLC Term Loan	2.51%		7/15/2021		46,521	46,637,302
FMC Corporation Term Loan A	2.295%		4/21/2020		14,025	14,016,305
Mosaic Company (The) Term Loan	2.26%		11/18/2021		53,716	53,783,263
Total						114,436,870

Consumer Products 0.02%
Textron, Inc. Term Loan A	2.249%		3/14/2019		9,662	9,704,271

Containers 0.11%
Ball Corp. USD Term Loan A	2.795%		3/18/2021		16,673	16,662,080
Ball UK Aquisition Ltd. EUR Term Loan A(b)	1.75%		3/18/2021	EUR	7,858	8,904,660
WestRock Co. Closing Date Term Loan	2.175%		7/1/2020		$17,653	17,652,908
Total						43,219,648

Drugs 0.05%
Teva Pharmaceutical Industries Ltd Term Loan B (Israel)(c)	–	(h)	11/16/2020		18,711	18,559,067

See Notes to Financial Statements.	261

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Electric: Power 0.21%
FirstEnergy Corp. Term Loan	2.739%		12/6/2021	$84,386	$84,069,552

Electrical Equipment 0.22%
Analog Devices, Inc. 3 Year Term Loan	2.125%		9/23/2019	89,735	89,735,040

Electronics 0.08%
Keysight Technologies, Inc. Delayed Draw Term Loan	–	(h)	2/14/2020	32,744	32,764,629

Food 0.05%
Amplify Snack Brands, Inc. Term Loan	6.50%		9/2/2023	18,511	18,449,246

Gaming 0.22%
Seminole Tribe of Florida Initial Term Loan	3.397%		4/29/2020	91,175	91,560,087

Health Care Products 0.36%
Medtronic, Inc. Term Loan	1.919%		1/26/2018	30,085	29,997,302
Zimmer biomet Holdings, Inc. Term Loan	2.295%		9/30/2019	65,348	65,144,114
Zimmer Holdings, Inc. Term Loan	2.364% - 2.420%		5/29/2019	51,708	51,578,791
Total					146,720,207

Health Care Services 0.13%
Fresenius Medical Care AG & Co. KGaA Tranche A Term Loan	2.422%		10/30/2019	30,884	30,999,750
Laboratory Corp. of America Holdings Term Loan	2.295%		12/19/2019	23,705	23,734,674
Total					54,734,424

Household Equipment/Products 0.27%
Dell International LLC Term Loan A1	3.05%		12/31/2018	7,582	7,602,426
Dell International LLC Term Loan A2	3.30%		9/7/2021	101,725	102,213,207
Total					109,815,633

Leasing 0.11%
Avolon TLB Borrower 1 LLC Initial Term Loan B2 (Luxembourg)(c)	3.76%		3/21/2022	45,081	45,698,159

Lodging 0.10%
VML US Finance, LLC USD New Initial Term Loan	–	(h)	5/31/2022	42,050	41,419,250

Machinery: Industrial/Specialty 0.03%
Flowserve Corp. 2012 Term Loan	2.397%		10/14/2020	13,046	13,021,854

Manufacturing 0.16%
Tyco International Holding S.a.r.I. Term Loan (Luxembourg)(c)	2.814%		3/2/2020	65,420	65,358,832

262	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Media 0.42%
AMC Networks, Inc. Term Loan A	2.493%		12/16/2019	$96,840	$97,081,803
Charter Communications Operating, LLC Term Loan E1	3.05%		7/1/2020	71,965	72,428,691
Total					169,510,494

Metals & Minerals: Miscellaneous 0.07%
Fairmount Santrol, Inc. Tranche B2 New Term Loan	4.647%		9/5/2019	29,804	29,123,964

Miscellaneous 0.32%
Harris Corp. 3 Year Tranche Term Loan	2.55%		3/16/2018	6,575	6,603,525
Harris Corp. 5 Year Tranche Term Loan	2.55%		3/16/2020	29,580	29,616,925
Rockwell Collins, Inc. Term Loan	–	(h)	12/16/2019	92,761	92,819,439
Total					129,039,889

Office Furniture & Business Equipment 0.06%
Eastman Chemical Company Term Loan	2.295%		12/15/2021	26,064	25,998,840

Oil 0.04%
Noble Energy, Inc. Initial Term Loan	2.20%		1/6/2019	4,189	4,194,665
Petroleos Mexicanos Term Loan (Mexico)(c)	–	(h)	2/14/2020	12,268	12,206,660
Total					16,401,325

Oil: Crude Producers 0.30%
Buckeye Partners LP Delayed Draw Term Loan	2.40%		9/30/2019	44,233	44,177,709
ONEOK Partners, L.P. Term Loan	2.329%		1/8/2019	29,099	29,062,422
Williams Partners L.P. Term Loan	–	(h)	12/24/2018	47,050	47,108,812
Total					120,348,943

Real Estate Investment Trusts 0.20%
American Tower Corporation Term Loan	2.30%		1/31/2022	83,644	83,121,225

Retail 0.47%
Bass Pro Group LLC 2015 New Term Loan	4.244%		6/5/2020	25,525	25,540,597
Burlington Coat Factory Warehouse Corp. Term Loan B4	3.75%		8/13/2021	46,165	46,405,696
P.F. Chang’s China Bistro, Inc. Borrowing Term Loan	4.25% - 4.535%		7/2/2019	14,620	14,547,225
PVH Corp. Tranche A Term Loan	2.501%		5/19/2021	77,978	77,848,316
Rite Aid Corp. 2nd Lien Tranche 2 Term Loan	4.875%		6/21/2021	26,982	27,108,546
Total					191,450,380

See Notes to Financial Statements.	263

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Technology 0.02%
Zayo Group, LLC 2017 Incremental Refinancing Term Loan B1	3.01%		1/19/2021	$7,263	$7,311,807

Telecommunications 0.15%
AT&T, Inc. Tranche A Advance Term Loan	2.064%		3/2/2018	60,979	60,978,745
Total Floating Rate Loans (cost $1,834,989,715)					1,840,758,287

FOREIGN GOVERNMENT OBLIGATIONS(c) 0.28%

Argentina 0.06%
Republic of Argentina	5.625%		1/26/2022	23,684	24,690,570

Dominican Republic 0.01%
Dominican Republic†	9.04%		1/23/2018	3,034	3,120,515

Indonesia 0.15%
Republic of Indonesia†	3.70%		1/8/2022	22,946	23,605,284
Republic of Indonesia†	3.75%		4/25/2022	37,400	38,473,904
Total					62,079,188

Qatar 0.06%
State of Qatar†	5.25%		1/20/2020	23,718	25,635,600
Total Foreign Government Obligations (cost $114,164,742)					115,525,873

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 3.29%
Federal Home Loan Mortgage Corp. 2011-K704 B†	4.536%	#	10/25/2030	51,714	53,086,262
Federal Home Loan Mortgage Corp. 2012-K705 C†	4.16%	#	9/25/2044	4,165	4,249,914
Federal Home Loan Mortgage Corp. 2012-K706 B†	4.029%	#	11/25/2044	6,835	6,997,383
Federal Home Loan Mortgage Corp. 2012-K708 C†	3.751%	#	2/25/2045	6,800	6,920,709
Federal Home Loan Mortgage Corp. 2012-K709 B†	3.741%	#	4/25/2045	32,745	33,655,095
Federal Home Loan Mortgage Corp. 2012-K709 C†	3.741%	#	4/25/2045	10,007	10,178,208
Federal Home Loan Mortgage Corp. 2012-K710 B†	3.822%	#	6/25/2047	11,400	11,710,127
Federal Home Loan Mortgage Corp. 2012-K711 B†	3.562%	#	8/25/2045	17,975	18,427,503
Federal Home Loan Mortgage Corp. 2012-K711 C†	3.562%	#	8/25/2045	20,300	20,592,097
Federal Home Loan Mortgage Corp. 2013-K502 C†	2.865%	#	3/25/2045	5,000	4,996,348
Federal Home Loan Mortgage Corp. 2013-K712 B†	3.365%	#	5/25/2045	12,100	12,365,595
Federal Home Loan Mortgage Corp. 2013-K713 B†	3.165%	#	4/25/2046	35,440	36,155,229
Federal Home Loan Mortgage Corp. 2014-K503 B†	3.002%	#	10/25/2047	38,988	39,587,113
Federal Home Loan Mortgage Corp. K061 X1 IO	0.179%	#	11/25/2026	575,209	9,438,841
Federal Home Loan Mortgage Corp. K503 X1 IO	0.572%	#	8/25/2019	283,049	2,294,509
Federal Home Loan Mortgage Corp. K722 X1 IO	1.311%	#	3/25/2023	204,199	12,698,543
Government National Mortgage Assoc. 2013-162 A	2.75%	#	9/16/2046	11,260	11,176,406

264	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Government National Mortgage Assoc. 2013-171 IO	0.944%	#	6/16/2054	$43,077	$2,920,072
Government National Mortgage Assoc. 2013-193 IO	0.949%	#	1/16/2055	100,626	6,810,395
Government National Mortgage Assoc. 2014-109 A	2.325%		1/16/2046	40,717	40,726,831
Government National Mortgage Assoc. 2014-112 A	3.00%	#	1/16/2048	22,066	22,319,470
Government National Mortgage Assoc. 2014-135 AS	2.30%		2/16/2047	16,137	16,102,385
Government National Mortgage Assoc. 2014-15 IO	0.85%	#	8/16/2054	53,366	3,068,695
Government National Mortgage Assoc. 2014-164 AK	2.90%	#	3/16/2055	15,302	15,369,989
Government National Mortgage Assoc. 2014-172 A	3.05%	#	1/16/2049	10,413	10,601,714
Government National Mortgage Assoc. 2014-186 AP	2.80%		4/16/2050	39,584	39,703,740
Government National Mortgage Assoc. 2014-64 A	2.20%		2/16/2045	10,971	10,968,581
Government National Mortgage Assoc. 2014-64 IO	1.213%	#	12/16/2054	50,835	3,716,970
Government National Mortgage Assoc. 2014-70 A	2.50%		3/16/2049	5,005	4,954,542
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	5,585	5,573,558
Government National Mortgage Assoc. 2014-78 IO	0.623%	#	3/16/2056	47,077	2,390,333
Government National Mortgage Assoc. 2015-19 AD	2.90%		10/16/2055	30,618	31,057,678
Government National Mortgage Assoc. 2015-22 AS	2.90%		1/16/2049	37,756	38,019,118
Government National Mortgage Assoc. 2015-33 AS	2.90%	#	5/16/2054	31,517	31,747,425
Government National Mortgage Assoc. 2015-41 AD	2.90%	#	8/16/2055	19,516	19,791,297
Government National Mortgage Assoc. 2015-48 AS	2.90%	#	2/16/2049	16,256	16,453,361
Government National Mortgage Assoc. 2017 20 AS	2.50%		2/16/2057	48,453	47,967,096
Government National Mortgage Assoc. 2017 23 AB	2.60%		12/16/2057	33,934	33,876,438
Government National Mortgage Assoc. 2017-22 GA	2.60%	#	8/16/2051	24,111	24,079,403
Government National Mortgage Assoc. 2017-28 AB	2.50%		10/15/2051	57,877	57,232,785
Government National Mortgage Assoc. 2017-41 AS	2.60%		6/16/2058	57,059	56,724,460
Government National Mortgage Assoc. 2017-44 AD	2.65%		11/17/2048	46,892	46,934,056
Government National Mortgage Assoc. 2017-51 AS	2.75%		4/16/2058	70,704	70,694,848
Government National Mortgage Assoc. 2017-53 B	2.75%		3/16/2050	70,321	70,480,599
Government National Mortgage Assoc. 2017-54 AD	2.75%		1/16/2057	70,348	70,355,665
Government National Mortgage Assoc. 2017-61 A	2.60%		8/16/2058	46,839	46,555,660
Government National Mortgage Assoc. 2017-69 AS	2.75%		2/16/2058	57,480	57,401,827
Government National Mortgage Assoc. 2017-71 AS	2.70%		4/16/2057	48,307	48,162,775
Government National Mortgage Assoc. 2017-72 AM	2.60%		9/16/2051	23,400	23,230,252
Government National Mortgage Assoc. 2017-74 AS	2.60%		10/16/2057	23,400	23,213,406
Government National Mortgage Assoc. 2017-76 AS	2.65%		11/16/2050	46,785	46,522,241
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $1,345,764,163)					1,340,257,547

See Notes to Financial Statements.	265

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 2.42%
Federal Home Loan Bank	1.125%		4/25/2018	$167,700	$167,598,206
Federal Home Loan Mortgage Corp.	0.875%		3/7/2018	62,291	62,160,438
Federal Home Loan Mortgage Corp.	3.07%	#	10/1/2043	5,076	5,218,569
Federal Home Loan Mortgage Corp.	3.09%	#	11/1/2043	4,761	4,912,757
Federal Home Loan Mortgage Corp.	3.099%	#	12/1/2035	8,039	8,537,022
Federal Home Loan Mortgage Corp.	3.138%	#	12/1/2036	21,766	22,958,289
Federal Home Loan Mortgage Corp.	3.192%	#	12/1/2040	3,846	4,057,186
Federal Home Loan Mortgage Corp.	3.197%	#	12/1/2039	16,211	17,062,705
Federal Home Loan Mortgage Corp.	3.214%	#	4/1/2037	15,509	16,224,479
Federal Home Loan Mortgage Corp.	3.224%	#	6/1/2041	5,494	5,843,304
Federal Home Loan Mortgage Corp.	3.254%	#	9/1/2035	6,815	7,229,081
Federal Home Loan Mortgage Corp.	3.255%	#	10/1/2038	9,866	10,425,076
Federal Home Loan Mortgage Corp.	3.322%	#	5/1/2036	8,057	8,533,127
Federal Home Loan Mortgage Corp.	3.335%	#	2/1/2038	6,781	7,184,982
Federal Home Loan Mortgage Corp.	3.373%	#	9/1/2036	19,805	20,820,941
Federal Home Loan Mortgage Corp.	3.385%	#	5/1/2037 - 6/1/2042	34,635	36,484,293
Federal Home Loan Mortgage Corp.	3.477%	#	2/1/2037	9,860	10,441,449
Federal Home Loan Mortgage Corp.	3.691%	#	12/1/2040	9,994	10,438,020
Federal National Mortgage Assoc.	2.58%		11/1/2018	14,547	14,717,488
Federal National Mortgage Assoc.	2.701%	#	12/1/2045	19,520	20,027,070
Federal National Mortgage Assoc.	2.732%	#	12/1/2045	18,969	19,474,700
Federal National Mortgage Assoc.	2.837%	#	10/1/2045	21,086	21,732,837
Federal National Mortgage Assoc.	2.838%	#	10/1/2035	20,607	21,749,854
Federal National Mortgage Assoc.	2.856%	#	1/1/2038	6,334	6,687,136
Federal National Mortgage Assoc.	2.869%	#	3/1/2038	8,239	8,704,836
Federal National Mortgage Assoc.	2.875%	#	6/1/2038	7,021	7,315,533
Federal National Mortgage Assoc.	2.913%	#	6/1/2042	15,800	16,356,335
Federal National Mortgage Assoc.	2.919%	#	12/1/2035	23,679	24,997,098
Federal National Mortgage Assoc.	2.947%	#	5/1/2042	32,770	33,913,283
Federal National Mortgage Assoc.	2.958%	#	11/1/2036	7,909	8,406,955
Federal National Mortgage Assoc.	2.977%	#	2/1/2036	11,231	11,822,746
Federal National Mortgage Assoc.	3.007%	#	8/1/2034	16,786	17,701,229
Federal National Mortgage Assoc.	3.065%	#	4/1/2038	15,838	16,728,832
Federal National Mortgage Assoc.	3.071%	#	3/1/2039	9,261	9,659,909
Federal National Mortgage Assoc.	3.123%	#	8/1/2038	8,310	8,723,421
Federal National Mortgage Assoc.	3.124%	#	9/1/2038	8,787	9,286,054
Federal National Mortgage Assoc.	3.137%	#	3/1/2038	13,567	14,272,764
Federal National Mortgage Assoc.	3.139%	#	7/1/2040	11,351	11,989,997

266	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Assoc.	3.14%	#	9/1/2036	$8,671	$9,145,482
Federal National Mortgage Assoc.	3.145%	#	3/1/2042	22,516	23,596,234
Federal National Mortgage Assoc.	3.147%	#	1/1/2038	7,518	7,930,483
Federal National Mortgage Assoc.	3.152%	#	8/1/2037	12,357	13,026,060
Federal National Mortgage Assoc.	3.193%	#	12/1/2036	8,120	8,557,664
Federal National Mortgage Assoc.	3.234%	#	10/1/2036	13,259	14,031,281
Federal National Mortgage Assoc.	3.297%	#	1/1/2041	19,613	20,695,422
Federal National Mortgage Assoc.	3.303%	#	11/1/2038	14,478	15,303,654
Federal National Mortgage Assoc.	3.347%	#	10/1/2036	9,171	9,722,518
Federal National Mortgage Assoc.	3.38%	#	12/1/2040	8,707	9,112,030
Federal National Mortgage Assoc.	3.396%	#	12/1/2040	18,245	19,268,702
Federal National Mortgage Assoc.	3.431%	#	4/1/2040	6,879	7,270,361
Federal National Mortgage Assoc.	3.442%	#	11/1/2040	28,246	29,824,416
Federal National Mortgage Assoc.	3.454%	#	8/1/2041	12,035	12,641,967
Federal National Mortgage Assoc.	3.475%	#	10/1/2040	6,319	6,676,283
Federal National Mortgage Assoc.	3.52%	#	12/1/2038	7,210	7,667,791
Federal National Mortgage Assoc.	3.675%	#	1/1/2042	19,222	20,126,936
Federal National Mortgage Assoc.	3.71%	#	1/1/2041	11,379	11,879,112
Federal National Mortgage Assoc.	4.181%	#	7/1/2040	5,896	6,174,041
Federal National Mortgage Assoc.	5.50%		1/1/2035	1,302	1,462,776
Total Government Sponsored Enterprises Pass-Throughs (cost $985,853,118)					984,511,214

MUNICIPAL BONDS 0.41%

Miscellaneous
IL State GO	2.77%		4/1/2018	9,500	9,495,630
IL State GO	4.35%		6/1/2018	6,989	7,029,480
IL State GO	5.297%		4/1/2018	3,375	3,442,230
IL State GO	5.375%		7/1/2018	700	718,382
IL State GO	6.20%		7/1/2021	290	305,315
Illinois	3.90%		1/1/2018	8,780	8,836,104
Illinois	5.665%		3/1/2018	40,980	41,829,515
Illinois	5.877%		3/1/2019	10,535	11,042,576
Kentucky Pub Transprtn Infrast Auth	3.22%		7/1/2017	6,210	6,217,887
New Jersey Build Auth	2.033%		6/15/2017	15	15,004
New Jersey Build Auth	2.033%		6/15/2017	760	760,076
New Jersey Econ Dev Auth	1.648%		3/1/2018	1,000	992,100
New Jersey Econ Dev Auth	2.421%		6/15/2018	20,745	20,675,297
New Jersey Econ Dev Auth (AGM)	Zero Coupon		2/15/2019	13,255	12,703,592

See Notes to Financial Statements.	267

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Miscellaneous (continued)
New Jersey Econ Dev Auth (AGM)	Zero Coupon		2/15/2020	$7,750	$7,181,305
New Jersey Transp Tr Fnd Auth	5.00%		6/15/2019	1,000	1,052,170
New Jersey Transp Tr Fnd Auth	1.758%		12/15/2018	7,165	7,099,799
New Jersey Transp Tr Fnd Auth	3.60%		12/15/2017	280	281,996
New Jersey Transp Tr Fnd Auth	5.00%		6/15/2018	1,140	1,174,371
New Jersey Transp Tr Fnd Auth	5.00%		12/15/2018	10,940	11,422,892
New Jersey Transp Tr Fnd Auth	5.00%		12/15/2019	6,900	7,339,185
San Luis Opispo Cnty CA	7.45%		9/1/2019	6,450	7,151,438
Total Municipal Bonds (cost $166,840,615)					166,766,344

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 21.50%
1211 Avenue of the Americas Trust 2015-1211 XA IO†	0.38%	#	8/10/2035	214,200	4,222,953
A10 Bridge Asset Financing LLC 2015-AA A†	3.789%	#	5/15/2030	113,860	114,144,483
Americold LLC 2010-ARTA A1†	3.847%		1/14/2029	30,331	31,372,841
AOA Mortgage Trust 2015-1177 A†	2.957%		12/13/2029	10,910	11,199,333
Assurant Commercial Mortgage Trust 2016-1A A1†	1.362%		5/15/2049	33,901	33,598,761
Aventura Mall Trust 2013-AVM A†	3.743%	#	12/5/2032	51,464	54,286,301
Aventura Mall Trust 2013-AVM D†	3.743%	#	12/5/2032	11,000	11,341,699
BAMLL Commercial Mortgage Securities Trust 2014-ICTS C†	2.389%	#	6/15/2028	10,000	9,889,723
BAMLL Commercial Mortgage Securities Trust 2014-IP A†	2.717%	#	6/15/2028	215,533	216,498,803
BAMLL Commercial Mortgage Securities Trust 2014-IP B†	2.717%	#	6/15/2028	23,050	23,040,981
BAMLL Commercial Mortgage Securities Trust 2014-IP C†	2.717%	#	6/15/2028	23,040	23,114,995
BAMLL Trust 2011-FSHN A†	4.42%		7/11/2033	30,251	32,774,992
Banc of America Commercial Mortgage Trust(d)	2.75%		12/16/2058	45,796	45,774,533
Banc of America Commercial Mortgage Trust 2016-UB10 XA IO	2.004%	#	7/15/2049	88,784	10,492,405
Banc of America Re-REMIC Trust 2009-UB1 A4B†	5.90%	#	6/24/2050	4,912	4,926,412
Banc of America Re-REMIC Trust 2009-UB2 A4B5†	6.103%	#	12/24/2049	7,504	7,509,264
Banc of America Re-REMIC Trust 2010-UB5 A4B†	5.906%	#	2/17/2051	10,000	10,047,351
Bancorp Commercial Mortgage Trust 2016-CRE1 A†	2.419%	#	11/15/2033	8,300	8,321,101
BB-UBS Trust 2012-TFT A†	2.892%		6/5/2030	58,313	57,781,599
BB-UBS Trust 2012-TFT B†	3.468%	#	6/5/2030	7,850	7,727,080
BB-UBS Trust 2012-TFT C†	3.468%	#	6/5/2030	14,354	13,980,443
BBCMS Trust 2013-TYSN C†	3.821%		9/5/2032	5,475	5,658,448
BBCMS Trust 2013-TYSN D†	3.631%		9/5/2032	5,525	5,634,807

268	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BBCMS Trust 2015-STP B†	3.927%		9/10/2028	$11,400	$11,767,070
BBCMS Trust 2015-STP C†	4.284%	#	9/10/2028	23,900	24,612,057
BBCMS Trust 2015-STP XA IO†	0.962%	#	9/10/2028	335,611	9,972,692
BBCMS Trust 2015-VFM A1†	2.466%		3/10/2036	35,361	34,777,776
BCAP LLC Trust 2013-RR3 4A1†	1.151%	#	11/26/2036	1,083	1,078,833
BCRR Trust 2009-1 2A2†	5.858%	#	7/17/2040	1,447	1,448,116
Bear Stearns Commercial Mortgage Securities Trust 2007-PW17 AM	5.906%	#	6/11/2050	9,119	9,167,767
Bear Stearns Deutsche Bank Trust 2005-AFR1 A2†	5.008%		9/15/2027	5,080	5,384,358
BWAY Mortgage Trust 2013-1515 XB IO†	0.403%	#	3/10/2033	103,040	3,027,295
CFCRE Commercial Mortgage Trust 2011-C2 AJ†	5.753%	#	12/15/2047	8,307	9,296,159
CFCRE Commercial Mortgage Trust 2016-C4 XA IO	1.763%	#	5/10/2058	71,132	8,185,564
CFCRE Commercial Mortgage Trust 2016-C6 XA IO	1.217%	#	11/10/2049	160,846	13,626,035
CFCRE Commercial Mortgage Trust 2016-C7 XA IO	0.797%	#	12/10/2054	153,984	9,043,410
CG-CCRE Commercial Mortgage Trust 2014-FL1 A†	1.939%	#	6/15/2031	13,394	13,396,287
CGBAM Commercial Mortgage Trust 2015-SMRT B†	3.213%		4/10/2028	22,707	23,071,974
CGBAM Commercial Mortgage Trust 2015-SMRT C†	3.516%		4/10/2028	15,195	15,473,255
CGBAM Commercial Mortgage Trust 2015-SMRT D†	3.768%		4/10/2028	5,200	5,295,395
CGBAM Commercial Mortgage Trust 2015-SMRT E†	3.786%	#	4/10/2028	8,000	8,063,381
CGBAM Commercial Mortgage Trust 2015-SMRT F†	3.912%	#	4/10/2028	7,519	7,429,161
Cherrywood SB Commercial Mortgage Loan Trust 2016-1A AFX†	3.73%	#	3/25/2049	14,909	15,001,574
Chicago Skyscraper Trust 2017-SKY A†	1.789%	#	2/15/2030	108,088	108,420,090
Chicago Skyscraper Trust 2017-SKY B†	2.089%	#	2/15/2030	14,540	14,584,812
Chicago Skyscraper Trust 2017-SKY C†	2.239%	#	2/15/2030	8,301	8,329,325
Citigroup Commercial Mortgage Trust 2007-C6 AM	5.701%	#	12/10/2049	157,403	158,051,187
Citigroup Commercial Mortgage Trust 2012-GC8 A4	3.024%		9/10/2045	46,335	47,693,611
Citigroup Commercial Mortgage Trust 2012-GC8 XB IO†	0.164%	#	9/10/2045	218,445	1,818,551
Citigroup Commercial Mortgage Trust 2013-GC11 A2	1.987%		4/10/2046	40,010	40,153,464
Citigroup Commercial Mortgage Trust 2013-GC11 XA IO	1.799%	#	4/10/2046	585,760	29,603,942
Citigroup Commercial Mortgage Trust 2013-SMP C†	2.738%		1/12/2030	11,950	11,982,897
Citigroup Commercial Mortgage Trust 2013-SMP D†	2.911%	#	1/12/2030	8,600	8,618,900

See Notes to Financial Statements.	269

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust 2014-GC21 XA IO	1.261%	#	5/10/2047	$266,312	$17,541,643
Citigroup Commercial Mortgage Trust 2014-GC23 XB IO	0.232%	#	7/10/2047	120,131	1,972,131
Citigroup Commercial Mortgage Trust 2015-GC27 XA IO	1.425%	#	2/10/2048	126,625	10,412,634
Citigroup Commercial Mortgage Trust 2015-GC31 XA IO	0.458%	#	6/10/2048	252,517	6,893,751
Citigroup Commercial Mortgage Trust 2015-GC35 XA IO	0.897%	#	11/10/2048	181,571	9,439,758
Citigroup Commercial Mortgage Trust 2016-GC36 XA IO	1.344%	#	2/10/2049	103,193	8,956,173
Citigroup Commercial Mortgage Trust 2016-GC37 XA IO	1.804%	#	4/10/2049	68,767	8,287,397
Citigroup Commercial Mortgage Trust 2016-SMPL A†	2.228%		9/10/2031	49,581	49,278,298
Citigroup Commercial Mortgage Trust 2016-SMPL B†	2.576%		9/10/2031	23,717	23,488,003
Citigroup Commercial Mortgage Trust 2016-SMPL C†	2.825%		9/10/2031	11,400	11,282,230
Citigroup Commercial Mortgage Trust 2016-SMPL D†	3.52%		9/10/2031	15,811	15,841,880
Citigroup Commercial Mortgage Trust 2016-SMPL E†	4.509%		9/10/2031	28,558	28,774,889
Citigroup Mortgage Loan Trust 2013-2 5A1†	1.131%	#	7/25/2036	7,266	7,028,829
Citigroup Mortgage Loan Trust 2013-A A†	3.00%	#	5/25/2042	4,357	4,369,941
Commercial Mortgage Pass-Through Certificates 2010-C1 C†	6.005%	#	7/10/2046	17,961	19,659,985
Commercial Mortgage Pass-Through Certificates 2010-C1 D†	6.14%	#	7/10/2046	12,446	13,366,081
Commercial Mortgage Pass-Through Certificates 2012-CR3 AM†	3.416%		10/15/2045	7,449	7,667,030
Commercial Mortgage Pass-Through Certificates 2012-CR4 XA IO	1.884%	#	10/15/2045	263,888	17,158,238
Commercial Mortgage Pass-Through Certificates 2012-CR5 AM†	3.223%		12/10/2045	22,028	22,465,157
Commercial Mortgage Pass-Through Certificates 2012-LC4 XA IO†	2.214%	#	12/10/2044	74,764	5,836,934
Commercial Mortgage Pass-Through Certificates 2012-LTRT A1†	2.15%		10/5/2030	26,906	26,418,895
Commercial Mortgage Pass-Through Certificates 2013-CR11 A2	3.047%		8/10/2050	15,240	15,564,143

270	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates 2013-CR6 A2	2.122%		3/10/2046	$115,710	$116,095,245
Commercial Mortgage Pass-Through Certificates 2013-CR7 A2	2.022%		3/10/2046	31,628	31,695,783
Commercial Mortgage Pass-Through Certificates 2013-CR7 XA IO	1.392%	#	3/10/2046	306,804	15,800,514
Commercial Mortgage Pass-Through Certificates 2013-CR8 A2	2.367%		6/10/2046	10,000	10,065,500
Commercial Mortgage Pass-Through Certificates 2013-CR8 XA IO	0.759%	#	6/10/2046	590,103	13,088,062
Commercial Mortgage Pass-Through Certificates 2013-GAM A2†	3.367%		2/10/2028	15,413	15,822,582
Commercial Mortgage Pass-Through Certificates 2013-LC6 A2	1.906%		1/10/2046	62,485	62,523,191
Commercial Mortgage Pass-Through Certificates 2013-SFS A1†	1.873%		4/12/2035	24,964	24,701,132
Commercial Mortgage Pass-Through Certificates 2013-THL A1†	1.993%	#	6/8/2030	985	981,177
Commercial Mortgage Pass-Through Certificates 2013-THL B†	2.593%	#	6/8/2030	14,775	14,738,912
Commercial Mortgage Pass-Through Certificates 2013-THL C†	2.993%	#	6/8/2030	29,195	29,321,852
Commercial Mortgage Pass-Through Certificates 2013-THL D†	3.643%	#	6/8/2030	16,262	16,347,375
Commercial Mortgage Pass-Through Certificates 2013-THL E†	4.743%	#	6/8/2030	17,911	17,933,949
Commercial Mortgage Pass-Through Certificates 2013-WWP XB IO†	0.256%	#	3/10/2031	265,903	4,214,430
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.25%	#	8/10/2047	114,552	6,453,202
Commercial Mortgage Pass-Through Certificates 2014-CR21 XA IO	0.989%	#	12/10/2047	138,185	7,202,146
Commercial Mortgage Pass-Through Certificates 2014-FL4 C†	2.595%	#	7/13/2031	10,279	10,356,612
Commercial Mortgage Pass-Through Certificates 2014-FL5 B†	3.139%	#	10/15/2031	11,824	11,770,723
Commercial Mortgage Pass-Through Certificates 2014-LC17 XA IO	0.971%	#	10/10/2047	155,132	6,374,786
Commercial Mortgage Pass-Through Certificates 2014-UBS3 A2	2.844%		6/10/2047	13,000	13,266,252
Commercial Mortgage Pass-Through Certificates 2014-UBS5 XA IO	1.048%	#	9/10/2047	261,664	12,240,284

See Notes to Financial Statements.	271

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates 2015-CR23 CMC†	3.685%	#	5/10/2048	$8,800	$8,765,268
Commercial Mortgage Pass-Through Certificates 2015-PC1 XA IO†	0.765%	#	7/10/2050	190,285	7,575,891
Commercial Mortgage Pass-Through Certificates 2016-GCT D†	3.461%	#	8/10/2029	7,298	7,258,757
Commercial Mortgage Pass-Through Certificates 2016-GCT E†	3.461%	#	8/10/2029	6,850	6,679,923
Commercial Mortgage Pass-Through Certificates 2016-SAVA A†	2.71%	#	10/15/2034	87,912	88,399,331
Commercial Mortgage Pass-Through Certificates 2016-SAVA B†	3.29%	#	10/15/2034	56,716	57,064,735
Commercial Mortgage Pass-Through Certificates 2016-SAVA XCP IO†	2.173%	#	10/15/2034	482,843	14,360,137
Commercial Mortgage Trust 2006-GG7 AM	5.759%	#	7/10/2038	33,089	33,072,023
Commericial Mortgage Trust 2016-CD1 XA IO	1.442%	#	8/10/2049	216,480	20,811,126
Commericial Mortgage Trust 2017-CD3 XA IO	1.048%	#	2/10/2050	172,438	13,551,965
Core Industrial Trust 2015-CALW C†	3.555%		2/10/2034	19,195	19,734,230
Core Industrial Trust 2015-CALW XA IO†	0.81%	#	2/10/2034	99,819	3,381,369
Core Industrial Trust 2015-TEXW E†	3.977%	#	2/10/2034	31,133	31,010,498
Core Industrial Trust 2015-WEST XA IO†	0.935%	#	2/10/2037	183,565	11,180,118
Core Industrial Trust 2015-WEST XB IO†	0.704%	#	2/10/2037	90,323	4,385,633
Cosmopolitan Hotel Trust 2016-CSMO A†	2.389%	#	11/15/2033	14,567	14,693,057
Cosmopolitan Hotel Trust 2016-CSMO B†	3.089%	#	11/15/2033	19,390	19,559,885
Cosmopolitan Hotel Trust 2016-CSMO E†	5.639%	#	11/15/2033	26,486	27,015,757
Credit Suisse Commercial Mortgage Trust 2008-C1 AM†	6.302%	#	2/15/2041	21,726	22,023,490
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA A†	5.384%		5/15/2023	1,139	1,150,442
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA B2†	5.538%		5/15/2023	9,750	10,440,493
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA C†	5.587%		5/15/2023	9,852	10,560,327
Credit Suisse Mortgage Capital Certificates 2010-RR2 2B†	5.936%	#	9/15/2039	8,979	8,970,645
Credit Suisse Mortgage Capital Certificates 2011-2R 4A1†	1.101%	#	2/27/2037	4,518	4,403,987
Credit Suisse Mortgage Capital Certificates 2012-7R 2A1†	4.092%	#	6/26/2036	6,466	6,562,846
Credit Suisse Mortgage Capital Certificates 2014-2R 22A1†	3.00%	#	7/27/2036	3,098	3,038,881

272	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates 2014-2R 26A1†	3.00%	#	6/27/2037	$19,717	$19,496,150
Credit Suisse Mortgage Capital Certificates 2014-TIKI B†	2.339%	#	9/15/2038	9,616	9,555,020
Credit Suisse Mortgage Capital Certificates 2014-TIKI C†	2.789%	#	9/15/2038	29,782	29,565,518
Credit Suisse Mortgage Capital Certificates 2014-USA X1 IO†	0.552%	#	9/15/2037	115,519	4,408,781
Credit Suisse Mortgage Capital Certificates 2015-DEAL A†	2.309%	#	4/15/2029	13,677	13,746,124
Credit Suisse Mortgage Capital Certificates 2015-DEAL B†	2.839%	#	4/15/2029	28,546	28,638,398
Credit Suisse Mortgage Capital Certificates 2016-MFF B†	3.489%	#	11/15/2033	32,527	32,646,449
Credit Suisse Mortgage Capital Certificates 2016-MFF C†	4.489%	#	11/15/2033	36,978	37,219,636
Credit Suisse Mortgage Capital Certificates 2017-HD A†	1.939%	#	2/15/2031	28,647	28,753,475
Credit Suisse Mortgage Capital Certificates 2017-HD B†	2.339%	#	2/15/2031	12,038	12,086,939
Credit Suisse Mortgage Capital Certificates 2017-HD C†	2.689%	#	2/15/2031	6,600	6,635,449
Credit Suisse Mortgage Capital Certificates 2017-HD D†	3.489%	#	2/15/2031	12,130	12,200,781
Credit Suisse Mortgage Capital Certificates 2017-HD E†	4.639%	#	2/15/2031	17,687	17,811,265
Credit Suisse Mortgage Capital Certificates 2017-LSTK A†	2.761%		4/5/2033	64,547	65,559,433
Credit Suisse Mortgage Capital Certificates 2017-LSTK B†	3.03%		4/5/2033	13,175	13,381,075
Credit Suisse Mortgage Capital Certificates 2017-LSTK C†	3.229%		4/5/2033	8,450	8,582,052
Credit Suisse Mortgage Capital Certificates 2017-LSTK D†	3.442%	#	4/5/2033	9,850	9,845,777
Credit Suisse Project Capital Certificates Structure(d)	2.70%		1/16/2059	55,547	55,260,586
CSAIL Commercial Mortgage Trust 2015-C4 A2	3.157%		11/15/2048	13,828	14,273,159
CSAIL Commercial Mortgage Trust 2016-C6 XA IO	1.977%	#	1/15/2049	211,753	23,950,071
CSAIL Commercial Mortgage Trust 2016-C7 XA IO	1.107%	#	11/15/2049	239,883	16,909,863
DBJPM Mortgage Trust 2016-C3 XA IO	1.517%	#	9/10/2049	198,875	21,388,508
DBRR Trust 2013-EZ3 B†	3.50%		12/18/2049	14,771	14,844,855
DBUBS Mortgage Trust 2011-LC2A A1†	3.527%		7/10/2044	14,455	14,901,436

See Notes to Financial Statements.	273

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
DBUBS Mortgage Trust 2011-LC2A B†	4.998%	#	7/10/2044	$6,825	$7,417,663
DBUBS Mortgage Trust 2011-LC2A C†	5.542%	#	7/10/2044	5,000	5,474,485
DBUBS Mortgage Trust 2011-LC2A D†	5.542%	#	7/10/2044	22,928	24,308,439
DBUBS Mortgage Trust 2011-LC3A A3	4.638%		8/10/2044	1,751	1,760,471
DBWF Mortgage Trust 2015-LCM A1†	2.998%		6/10/2034	20,623	20,902,176
DBWF Mortgage Trust 2015-LCM XA IO†	0.423%	#	6/10/2034	40,752	840,519
Federal Home Loan Mortgage Corp. 2012-K707 B†	3.883%	#	1/25/2047	8,377	8,567,074
GAHR Commercial Mortgage Trust 2015-NRF BFX†	3.382%	#	12/15/2034	23,295	23,882,700
GAHR Commercial Mortgage Trust 2015-NRF CFX†	3.382%	#	12/15/2034	5,440	5,546,399
GAHR Commericial Mortgage Trust 2015-NRF EFX†	3.382%	#	12/15/2034	35,403	35,393,827
GRACE Mortgage Trust 2014-GRCE A†	3.369%		6/10/2028	19,585	20,445,949
GRACE Mortgage Trust 2014-GRCE E†	3.59%	#	6/10/2028	9,858	10,024,041
GRACE Mortgage Trust 2014-GRCE F†	3.59%	#	6/10/2028	10,650	10,659,525
Great Wolf Trust 2015-WFMZ M†	7.977%	#	5/15/2032	31,000	31,968,372
Great Wolf Trust 2015-WOLF A†	2.444%	#	5/15/2034	32,340	32,525,350
Great Wolf Trust 2015-WOLF C†	3.494%	#	5/15/2034	9,500	9,603,028
Great Wolf Trust 2015-WOLF E†	5.444%	#	5/15/2034	14,169	14,479,403
Great Wolf Trust 2015-WOLF F†	5.994%	#	5/15/2034	5,000	4,996,341
GS Mortgage Securities Corp. II 2013-KING A†	2.706%		12/10/2027	38,400	38,988,347
GS Mortgage Securities Corp. II 2013-KING B†	3.241%		12/10/2027	28,300	28,818,026
GS Mortgage Securities Corp. II 2013-KING C†	3.435%	#	12/10/2027	22,300	22,730,818
GS Mortgage Securities Corp. II 2013-KING E†	3.435%	#	12/10/2027	3,000	2,993,249
GS Mortgage Securities Corp. Trust 2012-ALOH A†	3.551%		4/10/2034	29,655	31,296,988
GS Mortgage Securities Corp. Trust 2012-ALOH C†	4.13%	#	4/10/2034	6,779	7,093,781
GS Mortgage Securities Corp. Trust 2012-SHOP B†	3.311%		6/5/2031	47,965	48,120,694
GS Mortgage Securities Corp. Trust 2012-SHOP C†	3.633%		6/5/2031	44,905	45,227,059
GS Mortgage Securities Corp. Trust 2012-SHOP D†	4.182%		6/5/2031	15,450	15,561,524
GS Mortgage Securities Corp. Trust 2013-NYC5 A†	2.318%		1/10/2030	40,000	40,138,528
GS Mortgage Securities Corp. Trust 2013-NYC5 D†	3.479%		1/10/2030	16,122	16,250,212
GS Mortgage Securities Corp. Trust 2014-NEW B†	3.79%		1/10/2031	12,370	12,522,851
GS Mortgage Securities Corp. Trust 2016-RENT C†	4.067%	#	2/10/2029	13,648	14,210,354
GS Mortgage Securities Corp. Trust 2017-GPTX A†	2.856%		5/10/2034	23,542	23,773,524
GS Mortgage Securities Corp. Trust 2017-GPTX B†	3.104%		5/10/2034	35,794	36,029,743
GS Mortgage Securities Corp. Trust 2017-GPTX C†	3.302%		5/10/2034	10,537	10,606,314
GS Mortgage Securities Trust 2010-C2 A1†	3.849%		12/10/2043	4,980	5,131,907
GS Mortgage Securities Trust 2011-GC3 C†	5.632%	#	3/10/2044	5,000	5,459,431
GS Mortgage Securities Trust 2011-GC5 B†	5.399%	#	8/10/2044	39,727	43,419,740
GS Mortgage Securities Trust 2012-GC6 B†	5.652%	#	1/10/2045	15,000	16,747,653

274	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust 2012-GC6 XA IO†	1.961%	#	1/10/2045	$184,716	$13,521,263
GS Mortgage Securities Trust 2012-GCJ7 B	4.74%		5/10/2045	11,331	12,183,012
GS Mortgage Securities Trust 2012-GCJ9 IO	2.253%	#	11/10/2045	114,230	8,472,398
GS Mortgage Securities Trust 2012-GCJ9 XB IO†	0.396%	#	11/10/2045	93,111	1,697,432
GS Mortgage Securities Trust 2013-G1 A1†	2.059%		4/10/2031	15,108	14,786,815
GS Mortgage Securities Trust 2013-GC12 A2	2.011%		6/10/2046	64,938	65,089,792
GS Mortgage Securities Trust 2013-GC12 XA IO	1.552%	#	6/10/2046	522,605	32,923,160
GS Mortgage Securities Trust 2014-GC26 XA IO	1.081%	#	11/10/2047	104,638	6,092,391
GS Mortgage Securities Trust 2014-GSFL B†	2.739%	#	7/15/2031	10,000	9,917,790
GS Mortgage Securities Trust 2015-GS1 XA IO	0.831%	#	11/10/2048	96,034	5,378,277
GS Mortgage Securities Trust 2016-GS2 XA IO	1.67%	#	5/10/2049	223,474	24,013,009
GS Mortgage Securities Trust 2016-GS4 225A†	2.636%		11/10/2029	12,237	12,148,305
GS Mortgage Securities Trust 2016-GS4 225C†	3.778%		11/10/2029	21,308	21,345,389
GS Mortgage Securities Trust 2016-GS4 225D†	4.766%		11/10/2029	28,950	29,317,506
H/2 Asset Funding 2014-1 Ltd.	2.103%		3/19/2037	99,280	99,255,438
H/2 Asset Funding 2015-1A-AFL	1.846%		6/24/2049	40,091	39,927,943
H/2 Asset Funding 2015-1A-AFX	3.353%		6/24/2049	13,891	13,763,822
H/2 Asset Funding 2015-1A-BFX	3.993%		6/24/2049	23,250	22,535,562
HILT Mortgage Trust 2014-ORL B†	2.189%	#	7/15/2029	7,600	7,530,228
HILT Mortgage Trust 2014-ORL C†	2.589%	#	7/15/2029	9,550	9,430,912
Hospitality Mortgage Trust 2017-HIT B†	2.204%	#	5/8/2030	14,008	14,108,650
Hospitality Mortgage Trust 2017-HIT C†	2.374%	#	5/8/2030	9,403	9,479,736
Hospitality Mortgage Trust 2017-HIT D†	3.174%	#	5/8/2030	31,875	32,162,235
Hospitality Mortgage Trust 2017-HIT E†	4.574%	#	5/8/2030	47,231	47,714,787
Hospitality Mortgage Trust 2017-HIT F†	5.524%	#	5/8/2030	56,225	56,877,671
Hudsons Bay Simon JV Trust 2015-HB10 XA10 IO†	1.293%	#	8/5/2034	150,785	14,053,916
Hudsons Bay Simon JV Trust 2015-HB7 A7†	3.914%		8/5/2034	44,035	45,519,371
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	5,000	5,095,432
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.159%	#	8/5/2034	5,000	4,799,008
Hudsons Bay Simon JV Trust 2015-HB7 XA7 IO†	1.245%	#	8/5/2034	171,661	10,338,284
Irvine Core Office Trust 2013-IRV A1†	2.068%		5/15/2048	45,087	44,917,013
Irvine Core Office Trust 2013-IRV XA IO†	1.105%	#	5/15/2048	91,874	3,026,255
Jefferies Structured CMO Class A(d)	2.60%		2/16/2059	36,858	36,547,011
JP Morgan Chase Commercial Mortgage Securities Trust 2012-HSBC A†	3.093%		7/5/2032	5,700	5,905,357
JP Morgan Chase Commercial Mortgage Securities Trust 2017-C5 A2	3.33%		3/15/2050	21,129	22,010,726
JPMorgan Chase Commercial Mortgage Securities Trust	Zero Coupon		5/16/2059	44,088	44,113,833

See Notes to Financial Statements.	275

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB18 AM	5.466%	#	6/12/2047	$9,554	$9,579,489
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB18 AMFX	5.40%		6/12/2047	6,753	6,771,311
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB19 AM	5.751%	#	2/12/2049	9,191	9,230,745
JPMorgan Chase Commercial Mortgage Securities Trust 2009-IWST C†	7.445%	#	12/5/2027	5,730	6,463,456
JPMorgan Chase Commercial Mortgage Securities Trust 2010-C1 A2†	4.608%		6/15/2043	5,825	6,081,910
JPMorgan Chase Commercial Mortgage Securities Trust 2010-C2 B†	5.075%	#	11/15/2043	1,710	1,835,639
JPMorgan Chase Commercial Mortgage Securities Trust 2012-C6 B	4.819%	#	5/15/2045	9,466	10,193,628
JPMorgan Chase Commercial Mortgage Securities Trust 2012-WLDN A†	3.905%		5/5/2030	40,790	42,869,627
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C10 XA IO	1.16%	#	12/15/2047	377,948	17,325,604
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C12 A2	2.424%		7/15/2045	64,894	65,354,178
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C12 XA IO	0.692%	#	7/15/2045	193,887	4,470,924
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C13 A2	2.665%		1/15/2046	35,500	35,917,125
JPMorgan Chase Commercial Mortgage Securities Trust 2013-LC11 XA IO	1.422%	#	4/15/2046	126,917	7,087,887
JPMorgan Chase Commercial Mortgage Securities Trust 2014-BXH A†	1.889%	#	4/15/2027	17,849	17,900,314
JPMorgan Chase Commercial Mortgage Securities Trust 2014-BXH B†	2.239%	#	4/15/2027	14,300	14,152,779
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 A2	3.046%		4/15/2047	39,960	40,866,553
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	1.179%	#	4/15/2047	124,389	4,039,374
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.272%	#	4/15/2047	34,361	686,931
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C24 XA IO	1.066%	#	11/15/2047	120,890	5,833,193
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C25 XA IO	0.991%	#	11/15/2047	208,820	10,659,268
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C26 XA IO	1.163%	#	1/15/2048	206,255	10,896,089

276	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY A†	3.429%		6/10/2027	$157,586	$160,659,880
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY B†	3.771%		6/10/2027	20,772	20,870,202
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY C†	3.805%	#	6/10/2027	14,352	14,235,940
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY D†	3.805%	#	6/10/2027	20,905	19,886,084
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XA IO†	0.376%	#	6/10/2027	102,274	845,295
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XB IO†	0.034%	#	6/10/2027	45,476	69,578
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL4 C†	3.189%	#	12/15/2030	9,750	9,676,804
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL4 D†	4.089%	#	12/15/2030	29,000	28,971,014
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL5 C†	3.089%	#	7/15/2031	10,400	10,279,814
JPMorgan Chase Commercial Mortgage Securities Trust 2014-PHH E†	4.289%	#	8/15/2027	5,000	5,005,410
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C28 A2	2.773%		10/15/2048	2,966	3,028,598
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C29 XA IO	0.94%	#	5/15/2048	106,407	4,015,883
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 XA IO	0.697%	#	7/15/2048	150,107	5,308,949
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C31 A2	3.008%		8/15/2048	5,000	5,140,247
JPMorgan Chase Commercial Mortgage Securities Trust 2015-UES B†	3.387%		9/5/2032	12,900	13,259,210
JPMorgan Chase Commercial Mortgage Securities Trust 2015-UES C†	3.621%	#	9/5/2032	10,900	11,213,027
JPMorgan Chase Commercial Mortgage Securities Trust 2015-UES XA IO†	0.688%	#	9/5/2032	242,750	4,967,879
JPMorgan Chase Commercial Mortgage Securities Trust 2016-ATRM A†	2.962%		10/5/2028	15,439	15,552,693
JPMorgan Chase Commercial Mortgage Securities Trust 2016-JP4 XA IO	0.822%	#	12/15/2049	176,632	8,622,310
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI A†	2.798%		10/5/2031	26,335	26,845,262
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI B†	3.201%		10/5/2031	12,036	12,309,694

See Notes to Financial Statements.	277

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI C†	3.554%		10/5/2031	$15,561	$15,960,541
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI D†	4.143%	#	10/5/2031	29,748	30,327,176
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI E†	4.143%	#	10/5/2031	23,366	23,325,056
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI XA IO†	1.345%	#	10/5/2031	131,129	6,012,448
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI XB IO†	0.791%	#	10/5/2031	77,997	2,022,353
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WPT A†	2.439%	#	10/15/2033	56,718	57,065,908
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WPT C†	3.839%	#	10/15/2033	8,560	8,637,633
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WPT D†	4.739%	#	10/15/2033	22,576	22,818,421
JPMorgan Chase Commercial Mortgage-Backed Securities Trust 2009-RR1 A4B†	5.83%	#	3/18/2051	17,355	17,350,279
JPMorgan Chase Commercial Mortgage-Backed Securities Trust 2010-RR1 JPB†	5.552%	#	6/18/2049	207	206,388
Ladder Capital Commercial Mortgage Securities LLC 2014-909 D†	3.898%	#	5/15/2031	2,000	2,015,884
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD A†	2.857%	#	11/14/2027	190,968	192,942,686
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD B†	2.857%	#	11/14/2027	16,023	15,911,546
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD MRC†	2.857%	#	11/14/2027	12,889	12,847,107
LMREC, Inc. 2015-CRE1 A†	2.734%	#	2/22/2032	71,847	71,126,913
LMREC, Inc. 2015-CRE1 B†	4.484%	#	2/22/2032	6,700	6,533,228
LSTAR Commercial Mortgage Trust 2014-2 XA IO†	1.00%	#	1/20/2041	87,059	1,232,558
LSTAR Commercial Mortgage Trust 2015-3 A2†	2.729%	#	4/20/2048	17,539	17,676,991
LSTAR Commercial Mortgage Trust 2016-4 XA IO†	1.954%	#	3/10/2049	113,879	9,572,105
LSTAR Commercial Mortgage Trust 2017-5 A1†	2.417%		3/10/2050	35,615	35,827,124
LSTAR Commercial Mortgage Trust 2017-5 A2†	2.776%		3/10/2050	28,000	28,321,269
LSTAR Commercial Mortgage Trust 2017-5 A3†	4.50%		3/10/2050	72,650	78,986,170
Madison Avenue Trust 2013-650M D†	4.034%	#	10/12/2032	5,175	5,333,359
MASTR Asset Securitization Trust 2006-3 1A3	6.00%		10/25/2036	4,385	4,315,330
MASTR Asset Securitization Trust 2006-3 1A8	6.00%		10/25/2036	4,558	4,486,361
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A1†	2.117%		10/15/2030	18,158	17,812,299

278	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10 A2	2.964%		7/15/2046	$17,615	$17,752,522
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12 A2	3.001%		10/15/2046	43,730	44,421,879
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 A2	1.97%		5/15/2046	62,070	62,205,337
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 XA IO	1.298%	#	5/15/2046	267,803	12,349,628
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 XB IO†	0.331%	#	5/15/2046	119,710	2,101,210
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19 XA IO	1.141%	#	12/15/2047	168,708	8,970,945
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29 XA IO	1.654%	#	5/15/2049	133,405	14,264,352
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31 XA IO	1.465%	#	11/15/2049	279,103	27,095,976
Morgan Stanley Capital Barclays Bank Trust 2016-MART B†	2.48%		9/13/2031	11,800	11,646,934
Morgan Stanley Capital Barclays Bank Trust 2016-MART C†	2.817%		9/13/2031	25,000	24,814,950
Morgan Stanley Capital I Trust 2007-IQ15 AM	5.944%	#	6/11/2049	62,501	62,582,370
Morgan Stanley Capital I Trust 2012-C4 AS	3.773%		3/15/2045	10,107	10,632,127
Morgan Stanley Capital I Trust 2012-C4 B†	5.213%	#	3/15/2045	5,000	5,496,595
Morgan Stanley Capital I Trust 2012-C4 XA IO†	2.101%	#	3/15/2045	190,525	15,318,712
Morgan Stanley Capital I Trust 2012-STAR A1†	2.084%		8/5/2034	26,668	26,364,636
Morgan Stanley Capital I Trust 2012-STAR B†	3.451%		8/5/2034	1,267	1,279,432
Morgan Stanley Capital I Trust 2014-CPT A†	3.35%		7/13/2029	17,225	17,969,303
Morgan Stanley Capital I Trust 2014-CPT F†	3.446%	#	7/13/2029	25,075	24,905,628
Morgan Stanley Capital I Trust 2014-CPT XA IO†	0.089%	#	7/13/2029	260,000	1,232,400
Morgan Stanley Capital I Trust 2014-MP A†	3.469%		8/11/2033	8,445	8,835,250
Morgan Stanley Capital I Trust 2016-UB11 XA IO	1.675%	#	8/15/2049	89,636	9,406,321
Morgan Stanley Capital I Trust 2016-UB11 XB IO	0.996%	#	8/15/2049	122,630	9,348,073
Morgan Stanley Capital I Trust 2017-PRME A†	1.889%	#	2/15/2034	37,971	38,342,842
Morgan Stanley Capital I Trust 2017-PRME B†	2.339%	#	2/15/2034	13,290	13,352,184
Morgan Stanley Capital I Trust 2017-PRME C†	2.639%	#	2/15/2034	6,574	6,632,407
Morgan Stanley Capital I Trust 2017-PRME D†	4.389%	#	2/15/2034	12,284	12,371,921
Morgan Stanley Capital I Trust 2017-PRME E†	5.489%	#	2/15/2034	13,205	13,218,931
Morgan Stanley Reremic Trust 2012-IO AXA†	1.00%		3/27/2051	16,775	16,714,572
Motel 6 Trust 2015-MTL6 A2†	2.605%		2/5/2030	133,911	134,139,372
Motel 6 Trust 2015-MTL6 B†	3.298%		2/5/2030	26,157	26,267,900

See Notes to Financial Statements.	279

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Motel 6 Trust 2015-MTL6 C†	3.644%		2/5/2030	$24,382	$24,577,314
Motel 6 Trust 2015-MTL6 D†	4.532%		2/5/2030	32,620	32,900,956
Motel 6 Trust 2015-MTL6 E†	5.279%		2/5/2030	47,630	47,890,126
Motel 6 Trust 2015-MTL6 F†	5.00%		2/5/2030	5,250	5,201,380
MSCG Trust 2015-ALDR A1†	2.612%		6/7/2035	27,081	26,981,322
MSCG Trust 2016-SNR A†	3.348%	#	11/15/2034	54,599	55,046,275
MSCG Trust 2016-SNR B†	4.181%		11/15/2034	26,358	26,622,102
MSCG Trust 2016-SNR C†	5.205%		11/15/2034	16,941	17,178,835
Palisades Center Trust 2016-PLSD C†	3.998%		4/13/2033	40,040	40,416,400
Palisades Center Trust 2016-PLSD D†	4.737%		4/13/2033	24,872	25,163,833
Palisades Center Trust 2016-PLSD XCP IO†	0.965%	#	5/13/2018	380,772	3,763,931
PFP Ltd. 2017-3 A†	2.04%	#	1/14/2035	10,225	10,256,851
PFP Ltd. 2017-3 AS†	2.289%	#	1/14/2035	5,000	5,021,025
PFP Ltd. 2017-3 C†	3.489%	#	1/14/2035	5,000	5,033,125
Prima Capital CRE Securization	4.50%		12/27/2050	18,901	19,109,873
Prima Capital CRE Securization 2006-1	2.55%		8/26/2049	115,221	112,476,367
Prima Capital CRE Securization 2015-5A B	3.50%		12/27/2050	122,787	124,272,453
Prima Capital Ltd.	2.214%		5/24/2021	40,488	40,520,336
Prima Capital Ltd.	3.90%		8/23/2037	95,101	94,002,050
Prima Capital Ltd.	4.10%		8/23/2037	93,127	92,765,919
Prima Capital Ltd. 2016-6A A	2.85%		8/24/2040	113,973	114,048,295
RBSCF Trust 2010-RR3 MSCB†	5.944%	#	6/16/2049	5,390	5,385,140
ReadyCap Commercial Mortgage Trust 2014-1A A	3.01%		10/8/2020	19,530	19,057,692
ReadyCap Commercial Mortgage Trust 2015-2 A†	3.804%		6/25/2055	31,646	32,356,740
ReadyCap Mortgage Trust 2016-3 A†	2.94%		11/20/2038	11,317	11,254,338
Resource Capital Corp. Ltd. 2014-CRE2 A†	2.051%	#	4/15/2032	2,311	2,310,872
Sequoia Mortgage Trust 2012-4 A2	3.00%	#	9/25/2042	4,117	4,115,498
SG Commercial Mortgage Securities Trust 2016-C5 XA IO	2.026%	#	10/10/2048	58,299	7,362,480
Shops at Crystals Trust 2016-CSTL XA IO†	0.606%	#	7/5/2036	112,000	5,434,800
Structured Asset Securities Corp. 2005-14 2A1	5.75%		7/25/2035	1,801	1,769,947
Structured Asset Securities Corp. 2006-3H 1A2	5.75%		12/25/2035	9,646	9,698,728
Structured Asset Securities Corp. 2006-3H 1A3	5.75%		12/25/2035	5,868	5,897,187
UBS-BAMLL Trust 2012-WRM D†	4.238%	#	6/10/2030	6,900	6,833,696
UBS-Barclays Commercial Mortgage Trust 2012-C2 A4	3.525%		5/10/2063	37,752	39,542,619
UBS-Barclays Commercial Mortgage Trust 2012-C2 D†	4.91%	#	5/10/2063	6,481	6,270,692

280	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
UBS-Barclays Commercial Mortgage Trust 2012-C2 XA IO†	1.422%	#	5/10/2063	$92,787	$5,101,322
UBS-Barclays Commercial Mortgage Trust 2012-C3 A4	3.091%		8/10/2049	20,183	20,746,588
UBS-Barclays Commercial Mortgage Trust 2012-C4 A4	2.792%		12/10/2045	34,991	35,409,380
UBS-Barclays Commercial Mortgage Trust 2012-C4 A5	2.85%		12/10/2045	5,000	5,066,415
UBS-Barclays Commercial Mortgage Trust 2013-C5 AS†	3.347%		3/10/2046	19,094	19,475,338
UBS-Barclays Commercial Mortgage Trust 2013-C5 B†	3.649%	#	3/10/2046	7,000	7,158,554
UBS-Barclays Commercial Mortgage Trust 2013-C5 XA IO†	1.015%	#	3/10/2046	378,968	17,234,834
UBS-Barclays Commercial Mortgage Trust 2013-C6 XA IO†	1.251%	#	4/10/2046	449,018	23,814,505
UBS-Citigroup Commercial Mortgage Trust 2011-C1 AS†	5.154%		1/10/2045	4,900	5,377,228
VNDO Mortgage Trust 2012-6AVE A†	2.996%		11/15/2030	5,000	5,130,990
VNDO Mortgage Trust 2012-6AVE C†	3.337%	#	11/15/2030	37,047	37,958,119
Vornado DP LLC Trust 2010-VNO A1†	2.97%		9/13/2028	13,245	13,481,161
Vornado DP LLC Trust 2010-VNO A2FX†	4.004%		9/13/2028	14,787	15,736,575
Vornado DP LLC Trust 2010-VNO C†	5.28%		9/13/2028	6,120	6,562,905
Vornado DP LLC Trust 2010-VNO D†	6.356%		9/13/2028	9,926	10,858,526
Wachovia Bank Commercial Mortgage Trust 2005-C21 D	5.292%	#	10/15/2044	13,970	13,897,635
Waldorf Astoria Boca Raton Trust 2016-BOCA C†	3.489%	#	6/15/2029	11,999	12,063,060
Waldorf Astoria Boca Raton Trust 2016-BOCA E†	5.339%	#	6/15/2029	33,760	34,042,227
WaMu Mortgage Pass-Through Certificates Trust 2005-AR18 1A1	2.86%	#	1/25/2036	5,929	5,826,047
Wells Fargo Commercial Mortgage Trust 2010-C1 A2†	4.393%		11/15/2043	5,940	6,313,688
Wells Fargo Commercial Mortgage Trust 2015-C29 XA IO	0.75%	#	6/15/2048	153,847	6,611,235
Wells Fargo Commercial Mortgage Trust 2015-NXS4 A2A	3.075%		12/15/2048	9,888	10,172,454
Wells Fargo Commercial Mortgage Trust 2015-NXS4 A2B	4.601%	#	12/15/2048	66,103	71,541,571
Wells Fargo Commercial Mortgage Trust 2015-P2 A2B	4.74%	#	12/15/2048	82,301	89,701,177

See Notes to Financial Statements.	281

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust 2015-SG1 XA IO	0.80%	#	9/15/2048	$170,002	$7,980,054
Wells Fargo Commercial Mortgage Trust 2016-BNK1 XA IO	1.804%	#	8/15/2049	342,348	42,545,317
Wells Fargo Commercial Mortgage Trust 2016-C34 XA IO	2.182%	#	6/15/2049	155,558	20,407,886
Wells Fargo Mortgage Backed Securities Trust 2005-3 A4	5.50%		5/25/2035	2,049	2,124,722
WF-RBS Commercial Mortgage Trust 2011-C2 A3†	4.498%		2/15/2044	24,661	25,369,003
WF-RBS Commercial Mortgage Trust 2011-C2 A4†	4.869%	#	2/15/2044	11,806	12,867,983
WF-RBS Commercial Mortgage Trust 2011-C4 A3†	4.394%		6/15/2044	440	452,508
WF-RBS Commercial Mortgage Trust 2011-C5 A3	3.526%		11/15/2044	16,062	16,542,276
WF-RBS Commercial Mortgage Trust 2012-C10 A3	2.875%		12/15/2045	43,672	44,396,929
WF-RBS Commercial Mortgage Trust 2012-C10 XA IO†	1.648%	#	12/15/2045	62,607	4,140,103
WF-RBS Commercial Mortgage Trust 2012-C7 A1	2.30%		6/15/2045	5,158	5,195,608
WF-RBS Commercial Mortgage Trust 2012-C7 B	4.768%	#	6/15/2045	17,378	18,277,482
WF-RBS Commercial Mortgage Trust 2012-C7 XA IO†	1.477%	#	6/15/2045	352,444	19,761,881
WF-RBS Commercial Mortgage Trust 2012-C8 A2	1.881%		8/15/2045	2,643	2,642,164
WF-RBS Commercial Mortgage Trust 2012-C8 XA IO†	1.908%	#	8/15/2045	55,940	4,150,878
WF-RBS Commercial Mortgage Trust 2012-C9 A3	2.87%		11/15/2045	15,317	15,620,875
WF-RBS Commercial Mortgage Trust 2012-C9 C	4.543%	#	11/15/2045	9,180	9,534,365
WF-RBS Commercial Mortgage Trust 2013-C11 A2	2.029%		3/15/2045	29,567	29,627,829
WF-RBS Commercial Mortgage Trust 2013-C11 AS	3.311%		3/15/2045	5,000	5,140,391
WF-RBS Commercial Mortgage Trust 2013-C13 A2	1.964%		5/15/2045	28,000	28,080,466
WF-RBS Commercial Mortgage Trust 2013-C13 XA IO†	1.365%	#	5/15/2045	303,649	16,444,419
WF-RBS Commercial Mortgage Trust 2013-C16 A2	3.223%		9/15/2046	35,085	35,703,563
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	1.157%	#	5/15/2047	251,694	13,309,519
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.572%	#	5/15/2047	50,603	1,903,644
WF-RBS Commercial Mortgage Trust 2014-C21 XB IO	0.606%	#	8/15/2047	77,369	3,152,387
WF-RBS Commercial Mortgage Trust 2014-C22 XA IO	0.925%	#	9/15/2057	98,569	4,641,575
WF-RBS Commercial Mortgage Trust 2014-C22 XB IO	0.452%	#	9/15/2057	37,769	1,064,802

282	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
WFCG Commercial Mortgage Trust 2015-BXRP C†	2.761%	#	11/15/2029	$4,747	$4,753,603
WFCG Commercial Mortgage Trust 2015-BXRP D†	3.559%	#	11/15/2029	1,848	1,854,461
Total Non-Agency Commercial Mortgage-Backed Securities (cost $8,807,762,854)					8,756,828,886

	Dividend			Shares
	Rate			(000)
PREFERRED STOCK 0.01%

Oil
Templar Energy LLC Units (cost $4,334,837)	Zero Coupon			433	4,551,579

				Principal
	Interest			Amount
	Rate			(000)
U.S. TREASURY OBLIGATIONS 1.91%
U.S. Treasury Note	1.375%		6/30/2018	$285,473	285,880,084
U.S. Treasury Note	1.625%		3/31/2019	384,454	386,992,165
U.S. Treasury Note	1.75%		10/31/2020	104,104	104,870,518
Total U.S. Treasury Obligations (cost $780,187,836)					777,742,767
Total Long-Term Investments (cost $39,160,583,858)					39,240,989,146

SHORT-TERM INVESTMENTS 4.07%

COMMERCIAL PAPER 1.03%

Chemicals 0.05%
Albemarle Corp.	Zero Coupon		6/29/2017	21,374	21,348,232

Electric: Power 0.12%
Electricite de France SA	Zero Coupon		1/5/2018	24,823	24,571,423
Electricite de France SA	Zero Coupon		1/5/2018	22,750	22,519,433
Total					47,090,856

Lodging 0.21%
Marriott International, Inc.	Zero Coupon		7/12/2017	86,797	86,662,561

Manufacturing 0.04%
Textron, Inc.	Zero Coupon		6/5/2017	15,057	15,054,825

Oil 0.13%
Canadian Natural Resources Ltd.	Zero Coupon		8/14/2017	53,529	53,370,086

See Notes to Financial Statements.	283

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Oil: Crude Producers 0.22%
Enbridge Energy Partners LP	Zero Coupon		7/10/2017	$22,103	$22,058,462
Enbridge Energy Partners LP	Zero Coupon		8/1/2017	10,684	10,658,332
ONEOK Partners LP	Zero Coupon		6/9/2017	16,000	15,994,845
Plains All American Pipeline LP	Zero Coupon		6/7/2017	42,000	41,987,050
Total					90,698,689

Oil: Integrated Domestic 0.17%
Schlumberger Holdings Corp.	Zero Coupon		6/1/2017	69,358	69,358,000

Transportation: Miscellaneous 0.09%
Kansas City Southern	Zero Coupon		6/9/2017	33,996	33,985,272
Total Commercial Paper (cost $417,468,289)					417,568,521

CORPORATE BONDS 0.88%

Automobiles 0.08%
Ford Motor Credit Co. LLC	3.00%		6/12/2017	33,725	33,735,623

Banks: Regional 0.24%
Bank of America Corp.	6.00%		9/1/2017	53,300	53,896,427
Deutsche Bank AG (United Kingdom)(c)	6.00%		9/1/2017	26,354	26,628,688
UBS AG (Switzerland)	1.375%		8/14/2017	16,692	16,698,827
Total					97,223,942

Electric: Power 0.04%
Appalachian Power Co.	5.00%		6/1/2017	2,092	2,092,000
Engie SA (France)†(c)	1.625%		10/10/2017	522	522,117
Exelon Corp.	1.55%		6/9/2017	7,519	7,519,233
ITC Holdings Corp.†	6.05%		1/31/2018	4,023	4,130,169
Total					14,263,519

Electronics 0.03%
Tech Data Corp.	3.75%		9/21/2017	10,202	10,254,336

Financial Services 0.05%
Air Lease Corp.	2.125%		1/15/2018	2,000	2,004,804
Macquarie Group Ltd. (Australia)†(c)	4.875%		8/10/2017	1,718	1,727,892
Synchrony Financial	1.875%		8/15/2017	12,679	12,679,989
Synchrony Financial	2.58%	#	11/9/2017	2,501	2,511,289
Total					18,923,974

Insurance 0.01%
Platinum Underwriters Finance, Inc.	7.50%		6/1/2017	4,800	4,800,000

284	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Lodging 0.01%
Marriott International, Inc.	6.375%		6/15/2017	$2,120	$2,122,913

Machinery: Agricultural 0.00%
Bunge Ltd. Finance Corp.	3.20%		6/15/2017	1,300	1,300,636

Oil 0.00%
Marathon Oil Corp.	6.00%		10/1/2017	1,078	1,094,748

Oil: Crude Producers 0.20%
Enbridge, Inc. (Canada)(c)	1.514%	#	6/2/2017	5,743	5,743,000
Kinder Morgan Finance Co. LLC†	6.00%		1/15/2018	57,976	59,438,270
Kinder Morgan, Inc.	7.00%		6/15/2017	17,503	17,530,375
Total					82,711,645

Oil: Integrated Domestic 0.08%
TechnipFMC plc (United Kingdom)†(c)	2.00%		10/1/2017	31,748	31,747,143

Real Estate Investment Trusts 0.11%
Mack-Cali Realty LP	2.50%		12/15/2017	25,545	25,610,983
Select Income REIT	2.85%		2/1/2018	20,748	20,862,964
Total					46,473,947

Retail 0.03%
Staples, Inc.	2.75%		1/12/2018	13,315	13,374,052
Total Corporate Bonds (cost $357,918,285)					358,026,478

FLOATING RATE LOAN(g) 0.06%

Household Equipment/Products
EMC Corporation Verdite Bridge Term Loan (cost $23,885,218)	2.80%		9/6/2017	23,886	23,886,000

See Notes to Financial Statements.	285

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2017

	Principal
	Amount	Fair
Investments	(000)	Value
REPURCHASE AGREEMENT 2.10%
Repurchase Agreement dated 5/31/2017, 0.09% due 6/1/2017 with Fixed Income Clearing Corp. collateralized by $25,000,000 of Federal Home Loan Banks at 1.125% due 4/25/2018; $14,295,000 of Federal Home Loan Bank Discount Notes at Zero Coupon due 9/6/2017; $25,000,000 of Federal Home Loan Bank Discount Notes at Zero Coupon due 11/24/2017; $50,000,000 of Federal Farm Credit Banks at 1.125% due 9/22/2017; $50,000,000 of Freddie Mac at 0.75% due 11/28/2017; $100,000,000 of Freddie Mac. at 0.75% due 1/12/2018; $50,000,000 of Freddie Mac. at 1.00% due 12/15/2017; $50,000,000 of Fannie Mae at 5.355% due 11/24/2017; $50,000,000 of U.S. Treasury Note at 1.875% due 9/30/2017; $200,000,000 of U.S. Treasury Note at 0.625% due 9/30/2017; $227,000,000 of U.S. Treasury Note at 0.625% due 4/30/2018; value: $841,765,401; proceeds: $825,261,384	$825,259	$825,259,321
Repurchase Agreement dated 5/31/2017, 0.75% due 6/1/2017 with J.P. Morgan Chase & Co. collateralized by $30,363,000 of U.S. Treasury Note at 1.50% due 2/28/2019; value: $30,600,211; proceeds: $30,000,000	30,000	30,000,000
Total Repurchase Agreement (cost $855,259,321)		855,259,321
Total Short-Term Investments (cost $1,654,531,113)		1,654,740,320
Total Investments in Securities 100.42% (cost $40,815,114,971)		40,895,729,466
Liabilities in Excess of Cash, Foreign Cash and Other Assets(i) (0.42%)		(170,870,840)
Net Assets 100.00%		$40,724,858,626

BRL	Brazilian real.
EUR	euro dollar
ADR	American Depositary Receipt.
AGM	Assured Guaranty Municipal Corporation.
IO	Interest Only.
PIK	Payment-in-kind.
REIT	Real Estate Investment Trust
Units	More than one class of securities traded together.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2017.
*	Non-income producing security.
(a)	Defaulted (non-income producing security).
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Foreign security traded in U.S. dollars.
(d)	Securities purchased on a when-issued basis (See Note 2(i)).
(e)	Security is perpetual in nature and has no stated maturity.
(f)	Security has been fully/partially segregated to cover margin requirements for open futures contracts as of May 31, 2017.
(g)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2017.
(h)	Interest rate to be determined.
(i)	Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized appreciation/depreciation on credit default swaps, forward foreign currency exchange contracts and futures contracts as follows:

286	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2017

Credit Default Swaps on Indexes – Sell Protection at May 31, 2017(1):

								Credit
								Default
								Swap
			Original	Current				Agreements
Referenced	Fund	Termination	Notional	Notional	Fair	Payments	Unrealized	Payable at
Index*	Receives	Date	Amount	Amount	Value(2)	Upfront(3)	Appreciation(4)	Fair Value(5)
Markit CMBX. NA.AAA.4(6)	.35%	2/17/2051	$29,500,000	2,857,595	$2,854,988	$(202,731)	$200,124	$(2,607)
Markit CMBX. NA.AA.6(6)	1.50%	5/11/2063	27,000,000	27,000,000	26,934,688	(351,345)	286,033	(65,312)
Markit CMBX. NA.AA.6(7)	1.50%	5/11/2063	3,000,000	3,000,000	2,992,743	(39,038)	31,781	(7,257)
Markit CMBX. NA.AA.6(8)	1.50%	5/11/2063	15,000,000	15,000,000	14,963,715	(195,192)	158,907	(36,285)
Markit CMBX. NA.A.6(6)	2.00%	5/11/2063	30,000,000	30,000,000	29,016,396	(1,265,965)	282,361	(983,604)
Markit CMBX. NA.A.6(7)	2.00%	5/11/2063	45,000,000	45,000,000	43,524,594	(1,898,947)	423,541	(1,475,406)
Markit CMBX. NA.A.6(8)	2.00%	5/11/2063	75,000,000	75,000,000	72,540,991	(3,164,910)	705,901	(2,459,009)
						$(7,118,128)	$2,088,648	$(5,029,480)

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage-backed securities. (See Note 2(q)).
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received are presented net of amortization (See Note 2(q)).
(4)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $2,088,648. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(5)	Includes upfront payments received.
(6)	Swap Counterparty: Credit Suisse.
(7)	Swap Counterparty: Deutsche Bank AG.
(8)	Swap Counterparty: Morgan Stanley.

See Notes to Financial Statements.	287

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2017

Open Forward Foreign Currency Exchange Contracts at May 31, 2017:

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
euro	Sell	J.P. Morgan	8/16/2017	7,810,000	$8,572,398	$8,807,959	$(235,561)

Open Futures Contracts at May 31, 2017:

					Unrealized
Type	Expiration	Contracts	Position	Notional Value	Appreciation
U.S. 2-Year Treasury Note	September 2017	39,598	Long	$8,572,348,321	$1,725,541
U.S. 5-Year Treasury Note	September 2017	69	Long	8,163,562	16,591
Totals				$8,580,511,883	$1,742,132

288	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2017

The following is a summary of the inputs used as of May 31, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Asset-Backed Securities	$–	$8,014,203,182	$336,126,904	(4)	$8,350,330,086
Common Stocks
Oil	147,050	48,284,214	–		48,431,264
Convertible Bonds
Oil	–	–	738,477	(5)	738,477
Remaining Industries	–	88,649,200	–		88,649,200
Corporate Bonds	–	17,541,492,621	–		17,541,492,621
Floating Rate Loans(6)
Aerospace/Defense	–	–	4,753,450		4,753,450
Business Services	–	6,984,302	–		6,984,302
Chemicals	–	–	114,436,870		114,436,870
Consumer Services	–	169,510,494	–		169,510,494
Containers	–	–	43,219,648		43,219,648
Drugs	–	–	18,559,067		18,559,067
Electrical Equipment	–	–	89,735,040		89,735,040
Electronics	–	–	32,764,629		32,764,629
Energy	–	–	60,579,034		60,579,034
Financial Services	–	16,468,154	83,121,225		99,589,379
Food	–	18,449,246	–		18,449,246
Government	–	91,560,087	–		91,560,087
Health Care	–	81,576,093	119,878,538		201,454,631
Household Equipment/Products	–	133,701,633	–		133,701,633
Leasing	–	45,698,159	–		45,698,159
Lodging	–	–	41,419,250		41,419,250
Machinery: Industrial/Specialty	–	–	13,021,854		13,021,854
Manufacturing	–	–	65,358,832		65,358,832
Miscellaneous	–	–	92,819,439		92,819,439
Office Furniture & Business Equipment	–	–	25,998,840		25,998,840
Oil: Crude Producers	–	–	76,171,234		76,171,234
Other	–	–	36,220,450		36,220,450
Retail	–	176,903,155	14,547,225		191,450,380
Technology	–	7,311,807	–		7,311,807
Telecommunications	–	–	60,978,745		60,978,745
Undefined	–	29,123,964	9,704,271		38,828,235
Utilities	–	–	84,069,552		84,069,552
Foreign Government Obligations	–	115,525,873	–		115,525,873
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	1,340,257,547	–		1,340,257,547
Government Sponsored Enterprises Pass-Throughs	–	984,511,214	–		984,511,214
Municipal Bonds	–	166,766,344	–		166,766,344
Non-Agency Commercial Mortgage-Backed Securities	–	8,190,800,395	566,028,491	(4)(5)	8,756,828,886
Preferred Stock	–	4,551,579	–		4,551,579
U.S. Treasury Obligations	–	777,742,767	–		777,742,767
Repurchase Agreement	–	855,259,321	–		855,259,321
Total	$147,050	$38,905,331,351	$1,990,251,065		$40,895,729,466

See Notes to Financial Statements.	289

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2017

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Credit Default Swaps
Assets	$–	$–	$–	$–
Liabilities	–	(5,029,480)	–	(5,029,480)
Forward Foreign Currency Exchange Contracts
Assets	–	–	–	–
Liabilities	–	(235,561)	–	(235,561)
Futures Contracts
Assets	1,742,132	–	–	1,742,132
Liabilities	–	–	–	–
Total	$1,742,132	$(5,265,041)	$–	$(3,522,909)

(1)	Refer to Note 2(s) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended May 31, 2017.
(4)	Includes securities valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments:

Investment Type	Security	Fair Value
Asset-Backed Securities (Automobiles)	Allyy Auto Receivables Trust 2014-A C	$21,486,220
Asset-Backed Securities (Automobiles)	Allyy Auto Receivables Trust 2014-A D	10,755,124
Asset-Backed Securities (Automobiles)	Santander Drive Auto Receivables Trust 2017-2B	46,489,728
Asset-Backed Securities (Automobiles)	Santander Drive Auto Receivables Trust 2017-2C	58,987,253
Asset-Backed Securities (Automobiles)	Santander Drive Auto Receivables Trust 2017-2D	68,524,791
Asset-Backed Securities (Credit Cards)	World Financial Network Credit Card Master Trust 2017-A A	116,478,710
Asset-Backed Securities (Other)	Leaf Receivables Funding 11 LLC 2017-1 A3	13,405,078
Non-Agency Commercial Mortgage-Backed Securities	A10 Bridge Asset Financing LLC 2015-AA A	114,144,483
Non-Agency Commercial Mortgage-Backed Securities	Banc of America Re-REMIC Trust 2009-UB1 A4B	4,926,412
Non-Agency Commercial Mortgage-Backed Securities	Cherrywood SB Commercial Mortgage Loan Trust 2016-1A AFX	15,001,574
Non-Agency Commercial Mortgage-Backed Securities	GS Mortgage Securities Trust 2016-GS4 225A	12,148,305
Non-Agency Commercial Mortgage-Backed Securities	GS Mortgage Securities Trust 2016-GS4 225C	21,345,389
Non-Agency Commercial Mortgage-Backed Securities	GS Mortgage Securities Trust 2016-GS4 225D	29,317,506
Non-Agency Commercial Mortgage-Backed Securities	H/2 Asset Funding 2014-1 Ltd.	99,255,438
Non-Agency Commercial Mortgage-Backed Securities	JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI XA IO	6,012,448
Non-Agency Commercial Mortgage-Backed Securities	JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI XB IO	2,022,353
Non-Agency Commercial Mortgage-Backed Securities	Prima Capital CRE Securization 2015-5A B	124,272,453

290	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

SHORT DURATION INCOME FUND May 31, 2017

(5)	Level 3 securities fair valued by the Pricing Committee, as described in Note 2(a) in the Notes to Financials:

Investment Type	Security	Fair Value
Convertible Bonds (Oil)	Oleo e Gas Participacoes SA	$412,037
Convertible Bonds (Oil)	Oleo e Gas Participacoes SA	326,440
Non-Agency Commercial Mortgage-Backed Securities	Banc of America Commercial Mortage Trust	45,774,533
Non-Agency Commercial Mortgage-Backed Securities	Credit Suisse Project Capital Certificates Structure	55,260,586
Non-Agency Commercial Mortgage-Backed Securities	Jefferies Structured CMO Class A	36,547,011

(6)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

				Non-Agency
				Commercial
			Floating	Mortgage-
	Asset-Backed	Convertible	Rate	Backed
Investment Type	Securities	Bonds	Loans	Securities
Balance as of December 1, 2016	$116,020,375	$1,240,631	$630,595,567	$876,039,954
Accrued discounts/premiums	(8,366)	–	222,695	(753,139)
Realized gain (loss)	–	–	728,003	834,561
Change in unrealized appreciation/depreciation	(40,464)	(502,154)	1,511,622	1,915,065
Purchases	336,175,735	–	819,783,054	142,940,900
Sales	–	–	(388,237,812)	(33,612,072)
Net transfers into Level 3	–	–	66,012,833	–
Net transfers out of Level 3	(116,020,376)	–	(43,258,769)	(421,336,778)
Balance as of May 31, 2017	$336,126,904	$738,477	$1,087,357,193	$566,028,491
Net change in unrealized appreciation/depreciation for period ended May 31, 2017 related to Level 3 investments held at May 31, 2017	$(40,464)	$(502,154)	$2,218,240	$2,511,497

See Notes to Financial Statements.	291

Schedule of Investments (unaudited)

TOTAL RETURN FUND May 31, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
LONG-TERM INVESTMENTS 108.07%

ASSET-BACKED SECURITIES 19.53%

Automobiles 9.38%
Ally Auto Receivables Trust 2014-A†	0.63%	4/15/2019	$5,065	$5,053,253
American Credit Acceptance Receivables Trust 2015-1 C†	4.29%	4/12/2021	4,587	4,657,500
AmeriCredit Automobile Receivables Trust 2013-5 D	2.86%	12/9/2019	4,406	4,450,353
AmeriCredit Automobile Receivables Trust 2014-1 C	2.15%	3/9/2020	2,615	2,625,164
AmeriCredit Automobile Receivables Trust 2014-2 A3	0.94%	2/8/2019	18	18,165
AmeriCredit Automobile Receivables Trust 2014-4 A3	1.27%	7/8/2019	1,861	1,860,428
AmeriCredit Automobile Receivables Trust 2015-2 C	2.40%	1/8/2021	12,880	13,002,833
AmeriCredit Automobile Receivables Trust 2015-3 A3	1.54%	3/9/2020	2,914	2,914,426
AmeriCredit Automobile Receivables Trust 2016-2 A2A	1.42%	10/8/2019	947	947,048
AmeriCredit Automobile Receivables Trust 2016-4 A2A	1.34%	4/8/2020	2,619	2,617,652
AmeriCredit Automobile Receivables Trust 2017-2 A2A	1.65%	9/18/2020	13,152	13,161,583
Avis Budget Rental Car Funding AESOP LLC 2012-3A A†	2.10%	3/20/2019	3,267	3,274,739
Avis Budget Rental Car Funding AESOP LLC 2013-1A A†	1.92%	9/20/2019	6,628	6,629,137
Avis Budget Rental Car Funding AESOP LLC 2013-2A A†	2.97%	2/20/2020	3,109	3,150,156
Avis Budget Rental Car Funding AESOP LLC 2014-1A A†	2.46%	7/20/2020	3,588	3,603,230
California Republic Auto Receivables Trust 2014-3 B	2.66%	8/17/2020	2,460	2,484,491
California Republic Auto Receivables Trust 2015-2 B	2.53%	6/15/2021	5,940	5,985,776
California Republic Auto Receivables Trust 2015-3 B	2.70%	9/15/2021	750	759,014
California Republic Auto Receivables Trust 2016-1 A2	1.50%	12/17/2018	1,185	1,184,898
California Republic Auto Receivables Trust 2016-2 A3	1.56%	7/15/2020	1,162	1,161,968

292	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Automobiles (continued)
Capital Auto Receivables Asset Trust 2014-3 B†	2.35%	7/22/2019	$6,127	$6,155,923
Capital Auto Receivables Asset Trust 2015-2 A2	1.39%	9/20/2018	1,087	1,087,253
Capital Auto Receivables Asset Trust 2016-2 A3	1.46%	6/22/2020	2,317	2,316,259
CarMax Auto Owner Trust 2014-1 A4	1.32%	7/15/2019	2,087	2,086,446
CarMax Auto Owner Trust 2014-2 A3	0.98%	1/15/2019	172	171,834
CarMax Auto Owner Trust 2015-2 A3	1.37%	3/16/2020	1,005	1,004,276
CarMax Auto Owner Trust 2015-4 A3	1.56%	11/16/2020	2,392	2,392,150
CarMax Auto Owner Trust 2016-1 A2A	1.30%	4/15/2019	1,559	1,558,920
CarMax Auto Owner Trust 2016-3 A2	1.17%	8/15/2019	3,575	3,572,691
CarMax Auto Owner Trust 2016-3 A3	1.39%	5/17/2021	3,490	3,478,980
CarMax Auto Owner Trust 2016-4 A2	1.21%	11/15/2019	2,440	2,437,142
Chesapeake Funding II LLC 2016-2A A1†	1.88%	6/15/2028	5,202	5,205,174
Chrysler Capital Auto Receivables Trust 2014-BA A3†	1.27%	5/15/2019	409	409,125
Chrysler Capital Auto Receivables Trust 2014-BA D†	3.44%	8/16/2021	2,425	2,450,622
Chrysler Capital Auto Receivables Trust 2016-AA A2†	1.47%	4/15/2019	1,007	1,007,525
Chrysler Capital Auto Receivables Trust 2016-AA B†	2.88%	2/15/2022	1,265	1,280,846
Chrysler Capital Auto Receivables Trust 2016-AA C†	3.25%	6/15/2022	888	889,506
CPS Auto Receivables Trust 2016-B D†	6.58%	3/15/2022	1,010	1,095,670
Drive Auto Receivables Trust 2015-AA C†	3.06%	5/17/2021	1,373	1,380,533
Drive Auto Receivables Trust 2015-DA B†	2.59%	12/16/2019	5,052	5,057,646
Drive Auto Receivables Trust 2015-DA C†	3.38%	11/15/2021	3,660	3,699,828
Drive Auto Receivables Trust 2015-DA D†	4.59%	1/17/2023	3,804	3,946,617
Drive Auto Receivables Trust 2016-BA A3†	1.67%	7/15/2019	2,801	2,802,083
Drive Auto Receivables Trust 2016-CA B†	2.37%	11/16/2020	1,893	1,899,618
Drive Auto Receivables Trust 2016-CA C†	3.02%	11/15/2021	5,026	5,094,459
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	1,194	1,223,090
Drive Auto Receivables Trust 2017-AA B†	2.51%	1/15/2021	3,572	3,590,907
Drive Auto Receivables Trust 2017-AA D†	4.16%	5/15/2024	2,964	3,019,849
Enterprise Fleet Financing LLC 2017-1 A2†	2.13%	7/20/2022	2,950	2,960,888
Fifth Third Auto Trust 2014-3 A3	0.96%	3/15/2019	150	149,670
First Investors Auto Owner Trust 2013-2A D†	3.58%	6/15/2020	1,661	1,669,209
First Investors Auto Owner Trust 2015-2A A1†	1.59%	12/16/2019	1,223	1,222,816
First Investors Auto Owner Trust 2016-2A A1†	1.53%	11/16/2020	2,520	2,517,666
Ford Credit Auto Owner Trust 2014-C A3	1.06%	5/15/2019	2,263	2,260,465

See Notes to Financial Statements.	293

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2017

				Principal
	Interest		Maturity	Amount		Fair
Investments	Rate		Date	(000)		Value
Automobiles (continued)
Ford Credit Auto Owner Trust 2016-B A2A	1.08%		3/15/2019	$3,406		$3,403,059
Ford Credit Auto Owner Trust 2016-C A2A	1.04%		9/15/2019	4,895		4,885,029
Foursight Capital Automobile Receivables Trust 2016-1 A2†	2.87%		10/15/2021	2,983		2,997,099
Harley-Davidson Motorcycle Trust 2015-2 A4	1.66%		12/15/2022	1,946		1,948,805
Honda Auto Receivables Owner Trust 2014-4 A3	0.99%		9/17/2018	1,877		1,875,435
Honda Auto Receivables Owner Trust 2015-1 A3	1.05%		10/15/2018	2,553		2,551,341
Honda Auto Receivables Owner Trust 2016-4 A2	1.04%		4/18/2019	4,826		4,817,781
Mercedes-Benz Auto Lease Trust 2016-A A2A	1.34%		7/16/2018	2,772		2,772,383
Mercedes-Benz Auto Receivables Trust 2016-1 A2A	1.11%		3/15/2019	7,358		7,351,725
Santander Drive Auto Receivables Trust 2014-2 C	2.33%		11/15/2019	1,875		1,881,704
Santander Drive Auto Receivables Trust 2014-3 C	2.13%		8/17/2020	10,266		10,289,142
Santander Drive Auto Receivables Trust 2014-4 B	1.82%		5/15/2019	–	(a)	44
Santander Drive Auto Receivables Trust 2014-4 C	2.60%		11/16/2020	4,178		4,199,726
Santander Drive Auto Receivables Trust 2014-5 E	4.23%		4/15/2022	7,125		7,268,187
Santander Drive Auto Receivables Trust 2015-1 C	2.57%		4/15/2021	12,530		12,619,224
Santander Drive Auto Receivables Trust 2015-5 A3	1.58%		9/16/2019	1,319		1,319,677
Santander Drive Auto Receivables Trust 2016-2 A2A	1.38%		7/15/2019	879		879,392
Santander Drive Auto Receivables Trust 2016-2 B	2.08%		2/16/2021	1,245		1,249,372
Santander Drive Auto Receivables Trust 2016-3 A2	1.34%		11/15/2019	2,622		2,621,091
Santander Drive Auto Receivables Trust 2016-3 B	1.89%		6/15/2021	1,740		1,740,253
Santander Drive Auto Receivables Trust 2017-2 A2	1.60%		3/16/2020	13,469		13,468,041
Santander Drive Auto Receivables Trust 2017-2 D	3.49%		7/17/2023	5,425		5,423,796
SunTrust Auto Receivables Trust 2015-1A A3†	1.42%		9/16/2019	8,977		8,977,917
SunTrust Auto Receivables Trust 2015-1A D†	3.24%		1/16/2023	4,877		4,786,418
TCF Auto Receivables Owner Trust 2014-1A A4†	1.56%		1/15/2020	6,887		6,885,651
TCF Auto Receivables Owner Trust 2015-1A A3†	1.49%		12/16/2019	4,140		4,138,252
TCF Auto Receivables Owner Trust 2015-1A B†	2.49%		4/15/2021	5,176		5,208,958
TCF Auto Receivables Owner Trust 2016-PT1A B†	2.92%		10/17/2022	2,948		2,954,729
Toyota Auto Receivables Owner Trust 2016-B A2A	1.02%		10/15/2018	2,011		2,010,328
Volkswagen Auto Loan Enhanced Trust 2014-1 A4	1.45%		9/21/2020	6,004		6,002,746
Wheels SPV 2 LLC 2016-1A A2†	1.59%		5/20/2025	5,672		5,676,812
Total						302,841,617

Credit Cards 3.29%
American Express Credit Account Master Trust 2014-3 A	1.49%		4/15/2020	7,127		7,131,804
BA Credit Card Trust 2015-A1 A	1.319%	#	6/15/2020	24,755		24,803,404
Capital One Multi-Asset Execution Trust 2015-A1	1.39%		1/15/2021	2,404		2,404,327

294	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Credit Cards (continued)
Chase Issuance Trust 2014-A6	1.26%		7/15/2019	$5,460	$5,459,844
Chase Issuance Trust 2015-A2	1.59%		2/18/2020	18,726	18,757,465
Citibank Credit Card Issuance Trust 2007-A8	5.65%		9/20/2019	4,824	4,885,410
Citibank Credit Card Issuance Trust 2017-A5	1.642%	#	4/22/2026	4,595	4,622,214
Discover Card Execution Note Trust 2013-A1	1.289%	#	8/17/2020	20,830	20,863,695
Discover Card Execution Note Trust 2014-A5 A	1.39%		4/15/2020	1,162	1,162,508
Discover Card Execution Note Trust 2017-A4 A4	2.53%		10/15/2026	3,706	3,724,290
World Financial Network Credit Card Master Trust 2015-A A	1.469%	#	2/15/2022	12,469	12,497,569
Total					106,312,530

Home Equity 0.02%
New Century Home Equity Loan Trust 2005-A A6	4.603%		8/25/2035	727	732,270

Other 6.84%
Ally Master Owner Trust 2012-4 A	1.72%		7/15/2019	5,060	5,059,777
Ally Master Owner Trust 2012-5 A	1.54%		9/15/2019	10,008	10,013,478
Ally Master Owner Trust 2014-4 A2	1.43%		6/17/2019	9,129	9,129,060
Ally Master Owner Trust 2014-5 A2	1.60%		10/15/2019	6,860	6,865,233
Ares XXIX CLO Ltd. 2014-1A A1R†	2.348%	#	4/17/2026	7,000	7,008,514
Ascentium Equipment Receivables Trust 2016-2A A2†	1.46%		4/10/2019	1,826	1,824,802
Ascentium Equipment Receivables Trust 2016-2A A3†	1.65%		5/10/2022	1,870	1,859,968
Ascentium Equipment Receivables Trust 2016-2A B†	2.50%		9/12/2022	1,200	1,205,434
Ascentium Equipment Receivables Trust 2017-1A A2†	1.87%		7/10/2019	4,079	4,083,593
Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%		6/10/2021	1,226	1,230,153
Birchwood Park CLO Ltd. 2014-1A AR†	2.338%	#	7/15/2026	4,000	4,007,421
BlueMountain CLO Ltd. 2014-4A A1R†	2.55%	#	11/30/2026	6,500	6,515,790
Carlyle Global Market Strategies CLO Ltd. 2013-4A A2R†	2.678%	#	10/15/2025	9,650	9,710,353
Carlyle Global Market Strategies CLO Ltd. 2015-2A A1†	2.64%	#	4/27/2027	6,550	6,562,643
Cent CLO Ltd. 2013-18A A†	2.273%	#	7/23/2025	1,130	1,129,011
CIFC Funding Ltd. 2014-5A A1R†	2.558%	#	1/17/2027	6,500	6,521,125
CNH Equipment Trust 2014-C A3	1.05%		11/15/2019	1,100	1,098,656
CNH Equipment Trust 2016-A A2B	1.509%	#	7/15/2019	1,670	1,672,601
Dell Equipment Finance Trust 2015-2 A3†	1.72%		9/22/2020	1,641	1,642,357

See Notes to Financial Statements.	295

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Other (continued)
Dell Equipment Finance Trust 2016-1 A3†	1.65%		7/22/2021	$533	$533,519
Dell Equipment Finance Trust 2017-1 A1†	1.35%		5/22/2018	12,797	12,800,274
Dell Equipment Finance Trust 2017-1 A2†	1.86%		6/24/2019	1,250	1,251,597
Diamond Resorts Owner Trust 2013-1 A†	1.95%		1/20/2025	1,011	1,004,587
Diamond Resorts Owner Trust 2015-2 A†	2.99%		5/22/2028	1,805	1,807,539
Diamond Resorts Owner Trust 2016-1 A†	3.08%		11/20/2028	1,081	1,096,897
DRB Prime Student Loan Trust 2015-D A2†	3.20%		1/25/2040	5,089	5,154,131
Engs Commercial Finance Trust 2015-1A A2†	2.31%		10/22/2021	3,958	3,951,133
Ford Credit Floorplan Master Owner Trust A 2014-4 A1	1.40%		8/15/2019	5,603	5,605,361
GMF Floorplan Owner Revolving Trust 2015-1 B†	1.97%		5/15/2020	2,219	2,216,168
Hempstead CLO LP 2013-1A A1†	2.658%	#	1/15/2026	6,000	6,007,480
Jackson Mill CLO Ltd. 2015-1A A†	2.698%	#	4/15/2027	8,300	8,321,013
JFIN Revolver CLO Ltd. 2014-2A A2†	2.472%	#	2/20/2022	1,200	1,204,711
JFIN Revolver CLO Ltd. 2015-3A A1†	2.656%	#	4/20/2023	213	213,448
John Deere Owner Trust 2014-A A3	0.92%		4/16/2018	101	100,690
KKR CLO Ltd. 11-A†	2.678%	#	4/15/2027	8,000	8,021,927
Leaf Receivables Funding 10 LLC 2015-1 A4†	2.03%		8/17/2020	3,130	3,128,509
Macquarie Equipment Funding Trust 2014-A A3†	1.23%		7/20/2021	1,320	1,316,760
Marathon CLO IV Ltd. 2012-4A A1†	2.562%	#	5/20/2023	1,510	1,511,958
NCF Dealer Floorplan Master Trust 2016-1A B†	6.51%	#	3/21/2022	1,158	1,139,157
NCF Dealer Floorplan Master Trust 2016-1A C†	9.51%	#	3/21/2022	5,092	5,121,523
NextGear Floorplan Master Owner Trust 2015-1A A†	1.80%		7/15/2019	2,084	2,084,694
NZCG Funding Ltd. 2015-2A A1†	2.72%	#	4/27/2027	4,670	4,676,246
Oaktree EIF I Series Ltd. 2015-A1 B†	3.758%	#	10/18/2027	5,750	5,771,715
Oaktree EIF II Series Ltd. 2014-A2 AR†	2.332%	#	11/15/2025	4,000	3,999,884
Oaktree EIF II Series Ltd. 2014-A2 BR†	2.882%	#	11/15/2025	5,790	5,802,837
OneMain Financial Issuance Trust 2016-1A A†	3.66%		2/20/2029	1,983	2,035,043
OneMain Financial Issuance Trust 2016-2A B†	5.94%		3/20/2028	309	322,438
OZLM Funding Ltd. 2012-1A A2R†	3.503%	#	7/22/2027	2,000	2,007,221
SLM Private Education Loan Trust 2010-A 2A†	4.239%	#	5/16/2044	1,519	1,575,351
Tryon Park CLO Ltd. 2013-1A A1†	2.278%	#	7/15/2025	5,000	5,008,170
Venture XVIII CLO Ltd. 2014-18A A†	2.608%	#	10/15/2026	2,250	2,254,295
Wells Fargo Dealer Floorplan Master Note Trust 2014-1 A	1.39%	#	7/20/2019	26,744	26,752,545
Total					220,938,790
Total Asset-Backed Securities (cost $629,770,506)					630,825,207

296	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2017

	Interest		Maturity	Shares		Fair
Investments	Rate		Date	(000)		Value
COMMON STOCK 0.00%

Oil
OGX Petroleo e Gas SA ADR* (cost $41,276)					27	$8,167

				Principal
				Amount
				(000)
CONVERTIBLE BONDS 0.00%

Oil
Oleo e Gas Participacoes SA(b)(c)	10.00%		6/1/2017	BRL	17	18,141
Oleo e Gas Participacoes SA(b)(c)	10.00%		6/1/2017	BRL	22	22,833
Total Convertible Bonds (cost $123,390)						40,974

CORPORATE BONDS 23.46%

Air Transportation 0.06%
Air Canada (Canada)†(d)	7.75%		4/15/2021		$497	569,686
American Airlines 2013-2 Class B Pass-Through Trust†	5.60%		1/15/2022		1,468	1,527,051
Total						2,096,737

Auto Parts: Original Equipment 0.04%
International Automotive Components Group SA (Luxembourg)†(d)	9.125%		6/1/2018		1,446	1,424,310

Automotive 0.54%
Aston Martin Capital Holdings Ltd. (Jersey)†(d)	6.50%		4/15/2022		797	836,850
Ford Motor Co.	7.45%		7/16/2031		4,591	5,821,489
General Motors Co.	6.60%		4/1/2036		9,415	10,901,026
Total						17,559,365

Banks: Regional 5.54%
Akbank TAS (Turkey)†(d)	7.20%	#	3/16/2027		1,265	1,333,170
Banco de Bogota SA (Colombia)†(d)	6.25%		5/12/2026		2,805	2,990,130
Banco de Credito e Inversiones (Chile)†(d)	4.00%		2/11/2023		361	375,069
Banco Inbursa SA Institucion de Banca Multiple (Mexico)†(d)	4.375%		4/11/2027		2,450	2,428,562
Banco Nacional de Comercio Exterior SNC (Mexico)†(d)	4.375%		10/14/2025		1,000	1,026,300
Bank of America Corp.	3.824%	#	1/20/2028		6,831	6,962,777
Bank of America Corp.	3.95%		4/21/2025		2,775	2,826,249

See Notes to Financial Statements.	297

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Banks: Regional (continued)
Bank of America Corp.	4.20%		8/26/2024	$4,554	$4,740,682
Bank of America Corp.	4.45%		3/3/2026	2,000	2,092,424
Citigroup, Inc.	3.887%	#	1/10/2028	6,437	6,573,297
Citigroup, Inc.	4.45%		9/29/2027	547	571,054
Citigroup, Inc.	5.50%		9/13/2025	9,155	10,241,451
First Republic Bank	4.625%		2/13/2047	2,773	2,858,822
Goldman Sachs Group, Inc. (The)	6.25%		2/1/2041	2,098	2,713,849
Goldman Sachs Group, Inc. (The)	6.75%		10/1/2037	8,166	10,447,148
ING Groep NV (Netherlands)(d)	3.95%		3/29/2027	3,733	3,869,882
Intesa Sanpaolo SpA (Italy)†(d)	5.71%		1/15/2026	3,251	3,306,657
JPMorgan Chase & Co.	2.383%	#	10/24/2023	7,596	7,722,246
JPMorgan Chase & Co.	3.782%	#	2/1/2028	4,805	4,928,796
JPMorgan Chase & Co.	3.90%		7/15/2025	8,027	8,409,310
Morgan Stanley	2.373%	#	5/8/2024	7,070	7,103,604
Morgan Stanley	3.875%		1/27/2026	2,432	2,509,197
Morgan Stanley	4.00%		7/23/2025	7,227	7,562,694
Morgan Stanley	7.25%		4/1/2032	523	722,698
Popular, Inc.	7.00%		7/1/2019	1,086	1,143,015
Santander UK Group Holdings plc (United Kingdom)†(d)	4.75%		9/15/2025	5,755	5,963,849
Santander UK plc (United Kingdom)†(d)	5.00%		11/7/2023	1,480	1,586,452
Santander UK plc (United Kingdom)(d)	7.95%		10/26/2029	4,693	6,061,967
Toronto-Dominion Bank (The) (Canada)(d)	3.625%	#	9/15/2031	8,952	8,846,411
Turkiye Garanti Bankasi AS (Turkey)†(d)	6.25%		4/20/2021	1,100	1,173,617
UBS Group Funding Switzerland AG (Switzerland)†(d)	4.125%		9/24/2025	8,596	9,009,313
UBS Group Funding Switzerland AG (Switzerland)†(d)	4.125%		4/15/2026	4,368	4,579,931
Wells Fargo & Co.	3.00%		10/23/2026	6,142	5,981,159
Wells Fargo Bank NA	5.85%		2/1/2037	12,028	14,818,219
Wells Fargo Bank NA	6.60%		1/15/2038	7,339	9,880,114
Westpac Banking Corp. (Australia)(d)	4.322%	#	11/23/2031	5,402	5,567,533
Total					178,927,648

Beverages 0.61%
Anheuser-Busch InBev Finance, Inc.	4.70%		2/1/2036	11,613	12,686,924
Becle SAB de CV (Mexico)†(d)	3.75%		5/13/2025	1,900	1,914,410
Central American Bottling Corp. (Guatemala)†(d)	5.75%		1/31/2027	4,671	4,962,938
Total					19,564,272

298	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Building Materials 0.29%
Standard Industries, Inc.†	5.50%	2/15/2023	$1,758	$1,856,887
Standard Industries, Inc.†	6.00%	10/15/2025	6,892	7,477,820
Total				9,334,707

Business Services 0.12%
Brand Energy & Infrastructure Services, Inc.†	8.50%	12/1/2021	706	753,214
Rent-A-Center, Inc.	4.75%	5/1/2021	3,527	3,159,769
Total				3,912,983

Chemicals 0.68%
Blue Cube Spinco, Inc.	10.00%	10/15/2025	5,408	6,732,960
Chemours Co. (The)	7.00%	5/15/2025	2,013	2,239,462
Equate Petrochemical BV (Netherlands)†(d)	4.25%	11/3/2026	4,800	4,896,288
GCP Applied Technologies, Inc.†	9.50%	2/1/2023	603	688,928
Grupo Idesa SA de CV (Mexico)†(d)	7.875%	12/18/2020	2,000	1,770,000
Mexichem SAB de CV (Mexico)†(d)	4.875%	9/19/2022	1,364	1,445,840
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025	766	796,640
Tronox Finance LLC†	7.50%	3/15/2022	2,415	2,520,656
Valvoline, Inc.†	5.50%	7/15/2024	748	789,140
Total				21,879,914

Coal 0.04%
Peabody Energy Corp.†	6.00%	3/31/2022	555	559,856
Peabody Energy Corp.†	6.375%	3/31/2025	877	880,289
Total				1,440,145

Computer Hardware 0.30%
Dell International LLC/EMC Corp.†	7.125%	6/15/2024	1,902	2,120,258
Dell International LLC/EMC Corp.†	6.02%	6/15/2026	3,682	4,068,268
Dell International LLC/EMC Corp.†	8.10%	7/15/2036	2,756	3,474,803
Total				9,663,329

Computer Software 0.19%
Camelot Finance SA (Luxembourg)†(d)	7.875%	10/15/2024	971	1,048,680
Oracle Corp.	6.125%	7/8/2039	3,777	4,943,549
Total				5,992,229

Construction/Homebuilding 0.08%
Century Communities, Inc.†	5.875%	7/15/2025	2,455	2,461,137

Containers 0.06%
BWAY Holding Co.†	7.25%	4/15/2025	1,990	2,029,800

See Notes to Financial Statements.	299

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Diversified 0.02%
KOC Holding AS (Turkey)†(d)	5.25%	3/15/2023	$625	$655,169

Electric: Power 0.96%
AES Gener SA (Chile)†(d)	5.00%	7/14/2025	400	415,408
Appalachian Power Co.	7.00%	4/1/2038	3,100	4,272,001
Berkshire Hathaway Energy Co.	6.50%	9/15/2037	3,267	4,373,275
Dominion Energy, Inc.	7.00%	6/15/2038	1,707	2,257,272
Exelon Generation Co. LLC	5.60%	6/15/2042	2,500	2,488,022
Exelon Generation Co. LLC	6.25%	10/1/2039	4,230	4,536,404
Great Plains Energy, Inc.	3.90%	4/1/2027	3,585	3,641,396
Massachusetts Electric Co.†	4.004%	8/15/2046	3,105	3,098,135
Orazul Energy Egenor S en C por A (Peru)†(d)	5.625%	4/28/2027	3,936	3,867,120
Origin Energy Finance Ltd. (Australia)†(d)	3.50%	10/9/2018	1,500	1,518,842
Red Oak Power LLC	8.54%	11/30/2019	573	575,403
Total				31,043,278

Electrical Equipment 0.07%
Xilinx, Inc.	2.95%	6/1/2024	2,315	2,329,284

Engineering & Contracting Services 0.19%
Aeropuertos Dominicanos Siglo XXI SA (Dominican Republic)†(d)	6.75%	3/30/2029	1,955	2,087,236
China Railway Resources Huitung Ltd. (Hong Kong)(d)	3.85%	2/5/2023	2,849	2,964,296
Mexico City Airport Trust (Mexico)†(d)	4.25%	10/31/2026	1,115	1,147,057
Total				6,198,589

Entertainment 0.42%
AMC Entertainment Holdings, Inc.	5.75%	6/15/2025	3,294	3,427,736
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op†	5.375%	4/15/2027	2,809	2,956,473
Eldorado Resorts, Inc.	7.00%	8/1/2023	765	832,894
Jacobs Entertainment, Inc.†	7.875%	2/1/2024	2,986	3,157,695
Mohegan Tribal Gaming Authority†	7.875%	10/15/2024	3,189	3,304,601
Total				13,679,399

Financial Services 1.32%
Affiliated Managers Group, Inc.	3.50%	8/1/2025	789	787,095
Affiliated Managers Group, Inc.	4.25%	2/15/2024	1,612	1,694,944
Discover Financial Services	4.10%	2/9/2027	7,241	7,324,228
International Lease Finance Corp.	5.875%	4/1/2019	8,844	9,423,264

300	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Financial Services (continued)
Nationstar Mortgage LLC/Nationstar Capital Corp.	7.875%	10/1/2020	$2,265	$2,340,028
Navient Corp.	6.625%	7/26/2021	6,760	7,201,428
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027	2,312	2,430,624
OM Asset Management plc (United Kingdom)(d)	4.80%	7/27/2026	3,066	3,121,820
Scottrade Financial Services, Inc.†	6.125%	7/11/2021	5,174	5,909,877
SURA Asset Management SA (Colombia)†(d)	4.375%	4/11/2027	2,300	2,313,685
Total				42,546,993

Food 0.10%
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025	2,062	2,176,338
Gruma SAB de CV (Mexico)†(d)	4.875%	12/1/2024	1,100	1,172,875
Total				3,349,213

Health Care Services 0.69%
Acadia Healthcare Co., Inc.	5.625%	2/15/2023	1,000	1,043,750
Ascension Health	3.945%	11/15/2046	1,803	1,794,726
CHS/Community Health Systems, Inc.	6.25%	3/31/2023	3,185	3,302,845
HCA, Inc.	7.50%	11/6/2033	880	987,800
Kaiser Foundation Hospitals	4.15%	5/1/2047	2,452	2,518,562
MPH Acquisition Holdings LLC†	7.125%	6/1/2024	645	690,924
New York and Presbyterian Hospital (The)	4.063%	8/1/2056	2,866	2,815,392
NYU Hospitals Center	4.368%	7/1/2047	578	594,496
Tenet Healthcare Corp.	8.125%	4/1/2022	2,003	2,120,676
WellCare Health Plans, Inc.	5.25%	4/1/2025	5,962	6,297,363
Total				22,166,534

Household Equipment/Products 0.12%
Central Garden & Pet Co.	6.125%	11/15/2023	3,475	3,761,687

Insurance 0.43%
American International Group, Inc.	4.70%	7/10/2035	1,571	1,667,786
Lincoln National Corp.	6.30%	10/9/2037	662	819,958
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	5,921	6,646,607
Unum Group	5.75%	8/15/2042	1,731	2,035,817
Willis North America, Inc.	7.00%	9/29/2019	2,555	2,816,632
Total				13,986,800

Investment Management Companies 0.03%
GrupoSura Finance SA†	5.50%	4/29/2026	750	806,438

See Notes to Financial Statements.	301

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Leisure 0.41%
Carlson Travel, Inc.†	6.75%	12/15/2023	$1,573	$1,620,190
Carnival plc	7.875%	6/1/2027	3,957	5,171,007
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	4,863	6,313,001
Total				13,104,198

Lodging 0.01%
Marriott International, Inc.	4.50%	10/1/2034	460	483,947

Machinery: Industrial/Specialty 0.07%
SPX FLOW, Inc.†	5.625%	8/15/2024	2,057	2,118,710

Machinery: Oil Well Equipment & Services 0.10%
BlueLine Rental Finance Corp./BlueLine Rental LLC†	9.25%	3/15/2024	2,940	3,079,650

Manufacturing 0.40%
Gates Global LLC/Gates Global Co.†	6.00%	7/15/2022	3,480	3,562,824
Koppers, Inc.†	6.00%	2/15/2025	1,138	1,200,590
Siemens Financieringsmaatschappij NV (Netherlands)†(d)	3.40%	3/16/2027	5,909	6,072,041
Trinity Industries, Inc.	4.55%	10/1/2024	2,024	2,050,375
Total				12,885,830

Media 1.57%
21st Century Fox America, Inc.	6.90%	8/15/2039	3,664	4,842,614
Block Communications, Inc.†	6.875%	2/15/2025	3,265	3,522,119
Cablevision SA (Argentina)†(d)	6.50%	6/15/2021	350	372,400
Cablevision Systems Corp.	5.875%	9/15/2022	2,673	2,779,920
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.75%	2/15/2026	1,732	1,859,735
Comcast Corp.	6.95%	8/15/2037	3,199	4,441,053
Cox Communications, Inc.†	8.375%	3/1/2039	3,914	5,105,359
CSC Holdings LLC†	10.875%	10/15/2025	1,648	2,010,560
Discovery Communications LLC	6.35%	6/1/2040	1,640	1,767,538
DISH DBS Corp.	7.75%	7/1/2026	3,055	3,597,262
Grupo Televisa SAB (Mexico)(d)	6.625%	1/15/2040	2,216	2,573,809
Myriad International Holdings BV (Netherlands)†(d)	5.50%	7/21/2025	2,500	2,703,800
SFR Group SA (France)†(d)	6.00%	5/15/2022	1,666	1,747,218
Time Warner Cable LLC	7.30%	7/1/2038	4,245	5,421,557
Time Warner Entertainment Co. LP	8.375%	7/15/2033	2,400	3,321,194
Univision Communications, Inc.†	5.125%	2/15/2025	524	519,415
VTR Finance BV (Netherlands)†(d)	6.875%	1/15/2024	3,890	4,147,712
Total				50,733,265

302	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Metal Fabricating 0.03%
Grinding Media, Inc./MC Grinding Media Canada, Inc.†	7.375%	12/15/2023	$821	$887,706

Metals & Minerals: Miscellaneous 1.18%
Aleris International, Inc.†	9.50%	4/1/2021	1,832	1,923,600
Anglo American Capital plc (United Kingdom)†(d)	4.75%	4/10/2027	692	716,220
Barrick Gold Corp. (Canada)(d)	4.10%	5/1/2023	250	272,500
Barrick International Barbados Corp. (Barbados)†(d)	6.35%	10/15/2036	1,711	1,977,820
Corp. Nacional del Cobre de Chile (Chile)†(d)	4.50%	9/16/2025	7,800	8,359,168
Freeport-McMoRan, Inc.	3.875%	3/15/2023	3,728	3,483,443
Glencore Finance Canada Ltd. (Canada)†(d)	6.00%	11/15/2041	4,197	4,601,822
Hudbay Minerals, Inc. (Canada)†(d)	7.25%	1/15/2023	469	492,450
Hudbay Minerals, Inc. (Canada)†(d)	7.625%	1/15/2025	703	758,804
MMC Norilsk Nickel OJSC via MMC Finance DAC (Ireland)†(d)	6.625%	10/14/2022	3,260	3,684,896
New Gold, Inc. (Canada)†(d)	6.25%	11/15/2022	5,384	5,558,980
Teck Resources Ltd. (Canada)(d)	4.75%	1/15/2022	6,033	6,342,191
Total				38,171,894

Natural Gas 0.16%
Dominion Energy Gas Holdings LLC	4.60%	12/15/2044	4,920	5,089,952

Oil 1.34%
Afren plc (United Kingdom)†(c)(d)	10.25%	4/8/2019	2,537	13,193
Eni SpA (Italy)†(d)	5.70%	10/1/2040	10,550	10,973,509
EP Energy LLC/Everest Acquisition Finance, Inc.†	8.00%	11/29/2024	5,051	5,253,040
Gazprom OAO via Gaz Capital SA (Luxembourg)†(d)	4.95%	2/6/2028	1,300	1,342,932
Kerr-McGee Corp.	7.875%	9/15/2031	3,546	4,644,547
MEG Energy Corp. (Canada)†(d)	7.00%	3/31/2024	1,788	1,555,560
Murphy Oil Corp.	6.875%	8/15/2024	632	663,600
OGX Austria GmbH (Brazil)†(c)(d)	8.50%	6/1/2018	1,730	35
Pertamina Persero PT (Indonesia)†(d)	5.625%	5/20/2043	800	849,675
Petrobras Global Finance BV (Netherlands)(d)	4.375%	5/20/2023	2,346	2,237,146
Petrobras Global Finance BV (Netherlands)(d)	7.25%	3/17/2044	1,518	1,504,338
Petroleos Mexicanos (Mexico)(d)	4.50%	1/23/2026	3,213	3,161,592
Precision Drilling Corp. (Canada)†(d)	7.75%	12/15/2023	1,268	1,315,550
Raizen Fuels Finance SA (Luxembourg)†(d)	5.30%	1/20/2027	1,142	1,176,260
Shell International Finance BV (Netherlands)(d)	6.375%	12/15/2038	1,333	1,783,161
Sinopec Group Overseas Development Ltd.†	4.375%	10/17/2023	1,548	1,657,126

See Notes to Financial Statements.	303

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Oil (continued)
Valero Energy Corp.	10.50%		3/15/2039	$2,002	$3,239,202
YPF SA (Argentina)†(d)	8.50%		7/28/2025	1,787	2,037,716
Total					43,408,182

Oil: Crude Producers 0.81%
Energy Transfer LP	6.625%		10/15/2036	1,260	1,466,552
Energy Transfer LP	7.50%		7/1/2038	5,604	6,954,093
GNL Quintero SA (Chile)†(d)	4.634%		7/31/2029	1,650	1,730,438
IFM US Colonial Pipeline 2 LLC†	6.45%		5/1/2021	3,850	4,191,387
Kinder Morgan Energy Partners LP	7.50%		11/15/2040	405	512,448
Kinder Morgan, Inc.	7.75%		1/15/2032	6,881	8,859,047
Regency Energy Partners LP/Regency Energy Finance Corp.	5.00%		10/1/2022	470	513,053
Tennessee Gas Pipeline Co. LLC	8.375%		6/15/2032	1,527	1,987,910
Total					26,214,928

Oil: Integrated Domestic 0.47%
FTS International, Inc.†	8.631%	#	6/15/2020	3,154	3,209,195
Halliburton Co.	6.70%		9/15/2038	613	796,541
Halliburton Co.	7.45%		9/15/2039	1,385	1,929,793
Oceaneering International, Inc.	4.65%		11/15/2024	1,594	1,608,593
Transocean Proteus Ltd.†	6.25%		12/1/2024	2,627	2,718,945
Trinidad Drilling Ltd. (Canada)†(d)	6.625%		2/15/2025	2,023	2,017,942
Weatherford International Ltd.	9.875%		3/1/2039	2,493	2,866,950
Total					15,147,959

Real Estate Investment Trusts 1.03%
CBRE Services, Inc.	5.25%		3/15/2025	568	621,887
EPR Properties	4.75%		12/15/2026	5,161	5,315,830
EPR Properties	5.25%		7/15/2023	6,905	7,381,956
Equinix, Inc.	5.875%		1/15/2026	1,329	1,448,198
Kilroy Realty LP	6.625%		6/1/2020	517	576,647
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.	5.625%		5/1/2024	1,327	1,438,136
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada)†(d)	3.875%		3/20/2027	5,683	5,872,653
Physicians Realty LP	4.30%		3/15/2027	1,320	1,347,669
VEREIT Operating Partnership LP	3.00%		2/6/2019	9,292	9,413,446
Total					33,416,422

304	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Retail 0.55%
FirstCash, Inc.†	5.375%	6/1/2024	$1,735	$1,780,544
L Brands, Inc.	6.875%	11/1/2035	4,711	4,590,257
New Albertson’s, Inc.	7.45%	8/1/2029	1,334	1,290,645
Pacific Emerald Pte Ltd. (Singapore)(d)	9.75%	7/25/2018	775	799,895
PetSmart, Inc.†	5.875%	6/1/2025	1,381	1,391,357
PetSmart, Inc.†	7.125%	3/15/2023	2,300	2,150,500
PF Chang’s China Bistro, Inc.†	10.25%	6/30/2020	3,023	3,098,575
PVH Corp.	7.75%	11/15/2023	2,290	2,713,650
Total				17,815,423

Steel 0.07%
Cliffs Natural Resources, Inc.†	5.75%	3/1/2025	915	878,400
Vale Overseas Ltd. (Brazil)(d)	6.875%	11/10/2039	1,300	1,401,660
Total				2,280,060

Technology 0.76%
Alibaba Group Holding Ltd. (China)(d)	3.60%	11/28/2024	5,900	6,059,867
Amazon.com, Inc.	4.80%	12/5/2034	9,231	10,592,757
Baidu, Inc. (China)(d)	3.50%	11/28/2022	200	205,758
Netflix, Inc.†	4.375%	11/15/2026	4,242	4,252,605
Tencent Holdings Ltd. (China)†(d)	3.375%	5/2/2019	3,500	3,579,815
Total				24,690,802

Telecommunications 1.18%
AT&T, Inc.	5.25%	3/1/2037	947	992,803
AT&T, Inc.	6.00%	8/15/2040	9,767	10,917,934
AT&T, Inc.	6.50%	9/1/2037	4,692	5,589,978
CommScope Technologies LLC†	5.00%	3/15/2027	1,965	1,969,912
Intelsat Jackson Holdings SA (Luxembourg)(d)	7.25%	4/1/2019	2,034	1,952,640
Millicom International Cellular SA (Luxembourg)†(d)	4.75%	5/22/2020	2,500	2,556,525
MTN Mauritius Investment Ltd. (Mauritius)†(d)	4.755%	11/11/2024	1,865	1,807,092
Ooredoo International Finance Ltd.†	3.75%	6/22/2026	1,800	1,823,004
Sprint Corp.	7.125%	6/15/2024	5,080	5,727,065
Verizon Communications, Inc.†	4.812%	3/15/2039	1,659	1,674,598
Verizon Communications, Inc.	5.05%	3/15/2034	2,289	2,410,042
VimpelCom Holdings BV (Netherlands)†(d)	5.95%	2/13/2023	750	810,000
Total				38,231,593

See Notes to Financial Statements.	305

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2017

				Principal
	Interest		Maturity	Amount		Fair
Investments	Rate		Date	(000)		Value
Transportation: Miscellaneous 0.27%
Autoridad del Canal de Panama (Panama)†(d)	4.95%		7/29/2035		$200	$217,000
Empresa de Transporte de Pasajeros Metro SA (Chile)†(d)	5.00%		1/25/2047		1,821	1,962,128
Florida East Coast Holdings Corp.†	6.75%		5/1/2019		3,206	3,310,195
Rumo Luxembourg Sarl (Luxembourg)†(d)	7.375%		2/9/2024		1,633	1,694,074
XPO Logistics, Inc.†	6.125%		9/1/2023		1,391	1,472,721
Total						8,656,118

Utilities 0.15%
Aquarion Co.†	4.00%		8/15/2024		4,791	4,883,021
Total Corporate Bonds (cost $735,225,173)						758,109,620

FLOATING RATE LOAN(e) 0.05%

Gaming
Seminole Tribe of Florida Initial Term Loan (cost $1,576,040)	3.397%		4/29/2020		1,578	1,584,742

FOREIGN BONDS(b) 0.07%

Brazil 0.02%
BRF SA†	7.75%		5/22/2018	BRL	2,500	760,982

Mexico 0.05%
Red de Carreteras de Occidente S.A.P.I.B. de CV†	9.00%		6/10/2028	MXN	31,250	1,631,347
Total Foreign Bonds (cost $3,748,146)						2,392,329

FOREIGN GOVERNMENT OBLIGATIONS 2.31%

Argentina 0.37%
City of Buenos Aires(b)	22.713%	#	3/29/2024	ARS	12,100	757,235
Provincia de Mendoza†(d)	8.375%		5/19/2024		$2,850	3,052,265
Provincia of Neuquen†(d)	7.50%		4/27/2025		1,395	1,431,242
Provincia of Neuquen†(d)	8.625%		5/12/2028		1,500	1,689,165
Republic of Argentina(d)	6.875%		1/26/2027		2,480	2,639,960
Republic of Argentina(d)	7.625%		4/22/2046		150	159,750
Republic of Argentina(d)	8.28%		12/31/2033		1,901	2,138,809
Total						11,868,426

Bahamas 0.07%
Commonwealth of Bahamas†(d)	6.95%		11/20/2029		1,943	2,132,443

Bermuda 0.10%
Government of Bermuda†	3.717%		1/25/2027		3,090	3,089,598

306	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Brazil 0.12%
Federal Republic of Brazil(d)	4.25%	1/7/2025	$1,000	$989,250
Federal Republic of Brazil(d)	5.00%	1/27/2045	1,000	892,500
Federal Republic of Brazil†(d)	5.333%	2/15/2028	2,000	1,940,000
Total				3,821,750

Cayman Islands 0.03%
Cayman Islands Government†	5.95%	11/24/2019	800	872,000

Dominican Republic 0.06%
Dominican Republic†(d)	6.85%	1/27/2045	1,550	1,649,045
Dominican Republic†(d)	9.04%	1/23/2018	314	322,843
Total				1,971,888

Ethiopia 0.02%
Republic of Ethiopia†(d)	6.625%	12/11/2024	800	806,616

Hungary 0.10%
Republic of Hungary(d)	5.375%	3/25/2024	2,946	3,319,859

Indonesia 0.20%
Perusahaan Penerbit SBSN†(d)	4.00%	11/21/2018	1,700	1,748,960
Republic of Indonesia†(d)	4.35%	1/8/2027	3,800	3,991,930
Republic of Indonesia†(d)	5.875%	1/15/2024	670	764,881
Total				6,505,771

Latvia 0.07%
Republic of Latvia†(d)	5.25%	6/16/2021	2,047	2,276,131

Lithuania 0.14%
Republic of Lithuania†(d)	7.375%	2/11/2020	4,078	4,637,106

Mexico 0.40%
United Mexican States(d)	4.00%	10/2/2023	12,221	12,801,497

Panama 0.02%
Republic of Panama(d)	6.70%	1/26/2036	600	778,500

Paraguay 0.06%
Republic of Paraguay†(d)	5.00%	4/15/2026	600	637,500
Republic of Paraguay†(d)	6.10%	8/11/2044	1,170	1,281,185
Total				1,918,685

Qatar 0.16%
State of Qatar†(d)	3.25%	6/2/2026	5,225	5,279,445

See Notes to Financial Statements.	307

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2017

				Principal
Interest			Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Romania 0.01%
Republic of Romania†(d)	6.125%		1/22/2044	$320	$404,240

Sri Lanka 0.07%
Republic of Sri Lanka†(d)	6.25%		7/27/2021	1,000	1,070,163
Republic of Sri Lanka†(d)	6.85%		11/3/2025	1,100	1,175,823
Total					2,245,986

Turkey 0.27%
Republic of Turkey(d)	3.25%		3/23/2023	1,350	1,278,527
Republic of Turkey(d)	5.625%		3/30/2021	4,265	4,540,928
Republic of Turkey(d)	5.75%		3/22/2024	2,625	2,805,826
Total					8,625,281

Uruguay 0.04%
Republic of Uruguay PIK(d)	7.875%		1/15/2033	968	1,303,412
Total Foreign Government Obligations (cost $72,988,711)					74,658,634

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 1.10%
Federal Home Loan Mortgage Corp. Q001 XA IO	2.322%	#	2/25/2032	17,956	2,985,860
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	242	241,328
Government National Mortgage Assoc. 2015-47 AE	2.90%	#	11/16/2055	7,941	8,057,635
Government National Mortgage Assoc. 2015-48 AS	2.90%	#	2/16/2049	6,138	6,212,254
Government National Mortgage Assoc. 2015-73 AC	2.90%	#	2/16/2053	1,566	1,577,075
Government National Mortgage Assoc. 2017-41 AS	2.60%		6/16/2058	8,903	8,851,230
Government National Mortgage Assoc. 2017-69 AS	2.75%		2/16/2058	4,570	4,563,785
Government National Mortgage Assoc. 2017-71 AS	2.70%		4/16/2057	3,047	3,037,903
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $35,590,334)					35,527,070

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 22.44%
Federal Home Loan Mortgage Corp.	0.75%		4/9/2018	78,634	78,358,781
Federal Home Loan Mortgage Corp.	3.50%		2/1/2046 - 3/1/2046	17,371	18,024,924
Federal Home Loan Mortgage Corp.	4.00%		12/1/2044	7,742	8,301,551
Federal Home Loan Mortgage Corp.	5.00%		6/1/2026	2,081	2,199,949
Federal National Mortgage Assoc.(f)	3.00%		TBA	107,000	107,493,198
Federal National Mortgage Assoc.	3.50%		4/1/2043 - 4/1/2046	115,192	119,556,436
Federal National Mortgage Assoc.(f)	3.50%		TBA	103,000	106,318,858
Federal National Mortgage Assoc.	4.00%		10/1/2040 - 11/1/2044	20,362	21,654,756

308	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Assoc.(f)	4.00%		TBA	$129,000	$136,215,941
Federal National Mortgage Assoc.(f)	4.50%		TBA	20,000	21,557,705
Federal National Mortgage Assoc.	5.50%		9/1/2034 - 4/1/2036	6,603	7,413,016
Federal National Mortgage Assoc.	6.25%		5/15/2029	48,418	66,179,804
Federal National Mortgage Assoc.	6.625%		11/15/2030	21,996	31,630,138
Total Government Sponsored Enterprises Pass-Throughs (cost $726,162,929)					724,905,057

MUNICIPAL BONDS 0.94%

Miscellaneous
California	7.35%		11/1/2039	5,590	8,098,848
California	7.55%		4/1/2039	3,630	5,469,575
District of Columbia	5.591%		12/1/2034	5,310	6,647,324
North Texas Tollway Auth	8.91%		2/1/2030	2,875	3,317,491
Pasadena Public Fing Auth	7.148%		3/1/2043	3,640	5,151,437
Pennsylvania	5.35%		5/1/2030	1,600	1,717,328
Total Municipal Bonds (cost $29,579,606)					30,402,003

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 2.76%
Citigroup Commercial Mortgage Trust 2014-GC25 XB IO	0.338%	#	10/10/2047	50,626	758,924
Citigroup Commercial Mortgage Trust 2016-GC36 D†	2.85%		2/10/2049	7,900	5,939,652
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.25%	#	8/10/2047	5,354	301,623
Commercial Mortgage Pass-Through Certificates 2015-PC1 B	4.441%	#	7/10/2050	1,570	1,598,465
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.441%	#	7/10/2050	2,684	2,517,087
Commercial Mortgage Pass-Through Certificates 2015-PC1 D	4.441%	#	7/10/2050	3,809	2,976,401
Commercial Mortgage Pass-Through Certificates 2016-SAVA A†	2.71%	#	10/15/2034	7,086	7,125,280
Credit Suisse Mortgage Capital Certificates 2014-USA E†	4.373%		9/15/2037	1,600	1,394,928
Credit Suisse Project Capital Certificates Structure	1.00%		1/16/2059	4,397	4,374,328
DBWF Mortgage Trust 2015-LCM D†	3.421%	#	6/10/2034	1,620	1,453,828
GAHR Commercial Mortgage Trust 2015-NRF DFX†	3.382%	#	12/15/2034	1,732	1,761,645
GS Mortgage Securities Trust 2014-GC26 D†	4.51%	#	11/10/2047	755	661,924
GS Mortgage Securities Trust 2015-GC32 C	4.412%	#	7/10/2048	1,230	1,242,846

See Notes to Financial Statements.	309

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Hudsons Bay Simon JV Trust 2015-HB10 XB10 IO†	0.541%	#	8/5/2034	$19,156	$814,609
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	4,226	4,306,659
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.159%	#	8/5/2034	3,741	3,590,137
Hudsons Bay Simon JV Trust 2015-HB7 XB7 IO†	0.493%	#	8/5/2034	22,024	578,240
Jefferies Structured CMO Class A	2.60%		2/16/2059	2,917	2,892,388
JPMorgan Chase Commercial Mortgage Securities Trust	Zero Coupon		5/16/2059	3,497	3,499,049
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	1.179%	#	4/15/2047	5,472	177,683
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.272%	#	4/15/2047	1,595	31,887
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C26 D†	3.925%	#	1/15/2048	561	478,041
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.31%	#	7/15/2048	2,500	2,344,486
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C31 C	4.618%	#	8/15/2048	5,384	5,173,103
MASTR Asset Securitization Trust 2006-3 1A3	6.00%		10/25/2036	318	313,047
MASTR Asset Securitization Trust 2006-3 1A8	6.00%		10/25/2036	337	331,954
Merrill Lynch Mortgage Investors Trust 2006-AF2 AF1	6.25%		10/25/2036	938	784,955
Motel 6 Trust 2015-MTL6 D†	4.532%		2/5/2030	6,289	6,343,167
Sequoia Mortgage Trust 2012-4 A3	2.069%	#	9/25/2042	543	521,974
SFAVE Commercial Mortgage Securities Trust 2015-5AVE A1†	3.872%	#	1/5/2043	695	701,360
SFAVE Commercial Mortgage Securities Trust 2015-5AVE A2B†	4.144%	#	1/5/2043	450	462,256
UBS-BAMLL Trust 2012-WRM E†	4.238%	#	6/10/2030	3,905	3,756,645
Wells Fargo Commercial Mortgage Trust 2013-120B D†	2.71%	#	3/18/2028	2,405	2,373,307
Wells Fargo Commercial Mortgage Trust 2013-LC12 D†	4.295%	#	7/15/2046	5,195	4,774,441
Wells Fargo Commercial Mortgage Trust 2015-C28 D	4.135%	#	5/15/2048	7,460	5,818,044
Wells Fargo Commercial Mortgage Trust 2016-NXS5 E†	4.881%	#	1/15/2059	2,748	2,234,442
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	1.157%	#	5/15/2047	10,946	578,809
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.572%	#	5/15/2047	2,205	82,950

310	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
WF-RBS Commercial Mortgage Trust 2014-C23 XA IO	0.681%	#	10/15/2057	$68,338	$2,411,255
WF-RBS Commercial Mortgage Trust 2014-C23 XB IO	0.307%	#	10/15/2057	100,000	1,803,210
Total Non-Agency Commercial Mortgage-Backed Securities (cost $87,137,291)					89,285,029

U.S. TREASURY OBLIGATIONS 35.41%
U.S. Treasury Bond	3.00%		5/15/2045	26,404	27,078,543
U.S. Treasury Bond	3.00%		2/15/2047	105,500	108,213,777
U.S. Treasury Inflation Indexed Bond(g)	0.625%		1/15/2026	31,271	31,963,347
U.S. Treasury Note	0.875%		10/15/2017	14,449	14,437,686
U.S. Treasury Note	1.25%		11/15/2018	178,141	178,189,632
U.S. Treasury Note	1.25%		3/31/2021	19,107	18,849,495
U.S. Treasury Note	1.25%		10/31/2021	96,781	94,915,353
U.S. Treasury Note	1.375%		6/30/2018	71,260	71,361,617
U.S. Treasury Note	1.375%		5/31/2021	42,039	41,607,932
U.S. Treasury Note	1.75%		10/31/2020	87,285	87,927,679
U.S. Treasury Note	1.75%		3/31/2022	101,811	101,775,163
U.S. Treasury Note	1.75%		5/31/2022	171,215	171,191,544
U.S. Treasury Note	2.00%		12/31/2021	53,170	53,808,678
U.S. Treasury Note	2.00%		11/15/2026	4,656	4,574,520
U.S. Treasury Note	2.125%		8/15/2021	94,769	96,534,831
U.S. Treasury Note	2.375%		5/15/2027	7,112	7,217,983
U.S. Treasury Note	2.625%		11/15/2020	33,059	34,250,942
Total U.S. Treasury Obligations (cost $1,142,862,204)					1,143,898,722
Total Long-Term Investments (cost $3,464,805,606)					3,491,637,554

See Notes to Financial Statements.	311

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2017

	Principal
	Amount	Fair
Investments	(000)	Value
SHORT-TERM INVESTMENT 4.79%

REPURCHASE AGREEMENT
Repurchase Agreement dated 5/31/2017, 0.09% due 6/1/2017 with Fixed Income Clearing Corp. collateralized by $1,315,000 of U.S. Treasury Note at 2.25% due 11/15/2024; $43,080,000 of U.S. Treasury Note at 2.00% due 8/15/2025; $1,860,000 of U.S. Treasury Note at 1.50% due 5/31/2019; $110,420,000 of U.S. Treasury Note at 1.625% due 7/31/2019; value: $157,810,676; proceeds: $154,712,876 (cost $154,712,489)	$154,712	$154,712,489
Total Investments in Securities 112.86% (cost $3,619,518,095)		3,646,350,043
Liabilities in Excess of Other Assets(h) (12.86%)		(415,414,476)
Net Assets 100.00%		$3,230,935,567

ARS	Argentine Peso
BRL	Brazilian real.
MXN	Mexican peso.
ADR	American Depositary Receipt.
IO	Interest Only.
PIK	Payment-in-kind.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2017.
*	Non-income producing security.
(a)	Amount is less than $1,000.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Defaulted (non-income producing security).
(d)	Foreign security traded in U.S. dollars.
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2017.
(f)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(g)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(h)	Liabilities in Excess of Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

312	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2017

Open Forward Foreign Currency Exchange Contracts at May 31, 2017:

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
Brazilian real	Sell	State Street Bank and Trust	7/13/2017	2,500,000	$774,593	$765,556	$9,037

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
Mexican peso	Sell	State Street Bank and Trust	8/15/2017	30,130,000	$1,569,954	$1,596,441	$(26,487)

Open Futures Contracts at May 31, 2017:

				Notional	Unrealized
Type	Expiration	Contracts	Position	Value	Appreciation
U.S. 2-Year Treasury Note	September 2017	1,297	Long	$280,780,236	$58,386
U.S. 5-Year Treasury Note	September 2017	1,118	Long	132,273,375	268,812
Totals				$413,053,611	$327,198

				Notional	Unrealized
Type	Expiration	Contracts	Position	Value	Depreciation
U.S. 10-Year Treasury Note	September 2017	524	Short	$(66,179,563)	$(205,636)

See Notes to Financial Statements.	313

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2017

The following is a summary of the inputs used as of May 31, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Asset-Backed Securities
Automobiles	$–	$283,949,780	$18,891,837	(4)	$302,841,617
Remaining Industries	–	327,983,590	–		327,983,590
Common Stock	8,167	–	–		8,167
Convertible Bonds	–	–	40,974	(4)	40,974
Corporate Bonds	–	758,109,620	–		758,109,620
Floating Rate Loan	–	1,584,742	–		1,584,742
Foreign Bonds	–	2,392,329	–		2,392,329
Foreign Government Obligations	–	74,658,634	–		74,658,634
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	35,527,070	–		35,527,070
Government Sponsored Enterprises Pass-Throughs	–	724,905,057	–		724,905,057
Municipal Bonds	–	30,402,003	–		30,402,003
Non-Agency Commercial Mortgage-Backed Securities	–	82,018,313	7,266,716	(5)	89,285,029
U.S. Treasury Obligations	–	1,143,898,722	–		1,143,898,722
Repurchase Agreement	–	154,712,489	–		154,712,489
Total	$8,167	$3,620,142,349	$26,199,527		$3,646,350,043

Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$9,037	$–		$9,037
Liabilities	–	(26,487)	–		(26,487)
Futures Contracts
Assets	327,198	–	–		327,198
Liabilities	(205,636)	–	–		(205,636)
Total	$121,562	$(17,450)	$–		$104,112

(1)	Refer to Note 2(s) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended May 31, 2017.
(4)	Includes securities valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments:

Investment Type	Security	Fair Value
Asset-Backed Securities (Automobiles)	Santander Drive Auto Receivables Trust 2017-2 A2	$13,468,041
Asset-Backed Securities (Automobiles)	Santander Drive Auto Receivables Trust 2017-2 D	5,423,796

(5)	Level 3 securities fair valued by the Pricing Committee, as described in Note 2(a) in the Notes to Financials:

Investment Type	Security	Fair Value
Convertible Bonds (Oil)	Oleo e Gas Participacoes SA	$22,833
Convertible Bonds (Oil)	Oleo e Gas Participacoes SA	18,141
Non-Agency Commercial Mortgage-Backed Securities	Credit Suisse Project Capital Certificates Structure	4,374,328
Non-Agency Commercial Mortgage-Backed Securities	Jefferies Structured CMO Class A	2,892,388

314	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

TOTAL RETURN FUND May 31, 2017

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

			Non-Agency
			Commercial
			Mortgage-
	Asset-Backed	Convertible	Backed
Investment Type	Securities	Bonds	Securities
Balance as of December 1, 2016	$8,067,992	$68,836	$–
Accrued discounts/premiums	5	–	–
Realized gain (loss)	(14,997)	–	–
Change in unrealized appreciation/depreciation	(2)	(27,862)	–
Purchases	18,891,837	–	7,266,716
Sales	(1,554,975)	–	–
Net transfers into of Level 3	–	–	–
Net transfers out of Level 3	(6,498,023)	–	–
Balance as of May 31, 2017	$18,891,837	$40,974	$7,266,716
Net change in unrealized appreciation/depreciation for period ended May 31, 2017 related to Level 3 investments held at May 31, 2017	$(2)	$(27,862)	$–

See Notes to Financial Statements.	315

Schedule of Investments (unaudited)

ULTRA SHORT BOND FUND May 31, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
LONG-TERM INVESTMENTS 52.47%

ASSET-BACKED SECURITIES 18.77%

Automobiles 11.78%
Ally Auto Receivables Trust 2014-2 A3	1.25%	4/15/2019	$5	$4,637
Ally Auto Receivables Trust 2014-A†	0.63%	4/15/2019	381	380,450
Ally Auto Receivables Trust 2017-3 A2	1.53%	3/16/2020	1,770	1,771,077
American Credit Acceptance Receivables Trust 2015-3 C†	4.84%	10/12/2021	500	513,990
AmeriCredit Automobile Receivables Trust 2013-3 E†	3.74%	12/8/2020	1,300	1,314,652
AmeriCredit Automobile Receivables Trust 2013-4 D	3.31%	10/8/2019	230	232,730
AmeriCredit Automobile Receivables Trust 2014-1 B	1.68%	7/8/2019	45	44,749
AmeriCredit Automobile Receivables Trust 2014-2 C	2.18%	6/8/2020	1,000	1,004,471
AmeriCredit Automobile Receivables Trust 2015-2 C	2.40%	1/8/2021	900	908,583
AmeriCredit Automobile Receivables Trust 2015-3 A3	1.54%	3/9/2020	445	445,436
AmeriCredit Automobile Receivables Trust 2015-3 B	2.08%	9/8/2020	155	155,777
AmeriCredit Automobile Receivables Trust 2016-3 A3	1.46%	5/10/2021	1,680	1,676,899
AmeriCredit Automobile Receivables Trust 2016-3 B	1.80%	10/8/2021	1,200	1,195,853
AmeriCredit Automobile Receivables Trust 2017-2 A2A	1.65%	9/18/2020	2,000	2,001,457
Avis Budget Rental Car Funding AESOP LLC 2012-3A A†	2.10%	3/20/2019	350	350,829
California Republic Auto Receivables Trust 2015-1 A3	1.33%	4/15/2019	117	116,784
California Republic Auto Receivables Trust 2015-2 A4	1.75%	1/15/2021	260	260,388
California Republic Auto Receivables Trust 2015-4 A3†	2.04%	1/15/2020	120	119,907
California Republic Auto Receivables Trust 2016-1 A3	1.89%	5/15/2020	200	200,505
California Republic Auto Receivables Trust 2016-2 A3	1.56%	7/15/2020	105	104,997
Capital Auto Receivables Asset Trust 2015-2 B	2.29%	5/20/2020	125	125,822

316	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Automobiles (continued)
Capital Auto Receivables Asset Trust 2016-2 A3	1.46%	6/22/2020	$656	$655,790
Capital Auto Receivables Asset Trust 2016-2 B	2.11%	3/22/2021	1,000	1,002,319
CarFinance Capital Auto Trust 2014-2A A†	1.44%	11/16/2020	5	4,782
CarFinance Capital Auto Trust 2015-1A A†	1.75%	6/15/2021	526	526,625
CarMax Auto Owner Trust 2014-1 A4	1.32%	7/15/2019	245	244,935
CarMax Auto Owner Trust 2015-4 A3	1.56%	11/16/2020	228	228,014
CarMax Auto Owner Trust 2016-1 A2A	1.30%	4/15/2019	73	73,120
CarMax Auto Owner Trust 2016-3 A3	1.39%	5/17/2021	375	373,816
CarMax Auto Owner Trust 2016-4 A2	1.21%	11/15/2019	8	7,871
CarMax Auto Owner Trust 2016-4 A3	1.40%	8/15/2021	1,111	1,104,003
CarMax Auto Owner Trust 2017-2 A2	1.63%	6/15/2020	900	900,981
Chesapeake Funding II LLC 2016-2A A1†	1.88%	6/15/2028	600	600,366
Chrysler Capital Auto Receivables Trust 2014-BA D†	3.44%	8/16/2021	273	275,885
Chrysler Capital Auto Receivables Trust 2016-AA A2†	1.47%	4/15/2019	318	318,277
CPS Auto Receivables Trust 2016-B A†	2.07%	11/15/2019	48	48,495
Drive Auto Receivables Trust 2015-BA C†	2.76%	7/15/2021	46	45,850
Drive Auto Receivables Trust 2016-BA B†	2.56%	6/15/2020	305	306,015
Drive Auto Receivables Trust 2016-BA C†	3.19%	7/15/2022	62	62,811
Drive Auto Receivables Trust 2016-CA B†	2.37%	11/16/2020	102	102,357
Drive Auto Receivables Trust 2017-AA B†	2.51%	1/15/2021	2,662	2,676,090
Drive Auto Receivables Trust 2017-BA B†	2.20%	5/15/2020	55	55,133
Drive Auto Receivables Trust 2017-BA C†	2.61%	8/16/2021	69	69,282
Enterprise Fleet Financing LLC 2017-1 A2†	2.13%	7/20/2022	200	200,738
Fifth Third Auto Trust 2014-3 A3	0.96%	3/15/2019	5	5,261
First Investors Auto Owner Trust 2015-2A B†	2.75%	9/15/2021	28	28,135
First Investors Auto Owner Trust 2016-2A A1†	1.53%	11/16/2020	614	613,587
First Investors Auto Owner Trust 2016-2A A2†	1.87%	11/15/2021	289	289,338
First Investors Auto Owner Trust 2017-1A A1†	1.69%	4/15/2021	79	79,095
Flagship Credit Auto Trust 2015-2 A†	1.98%	10/15/2020	51	50,790
Flagship Credit Auto Trust 2016-4 A2†	1.96%	2/16/2021	210	210,234
Ford Credit Auto Owner Trust 2016-C A2A	1.04%	9/15/2019	17	16,689
Ford Credit Auto Owner Trust/Ford Credit 2014-1 A†	2.26%	11/15/2025	1,000	1,011,225
Honda Auto Receivables Owner Trust 2015-1 A3	1.05%	10/15/2018	8	8,328
Honda Auto Receivables Owner Trust 2015-3 A3	1.27%	4/18/2019	61	61,310
Honda Auto Receivables Owner Trust 2016-4 A2	1.04%	4/18/2019	16	15,973
Hyundai Floorplan Master Owner Trust 2016-1A A2†	1.81%	3/15/2021	1,145	1,145,694

See Notes to Financial Statements.	317

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2017

				Principal
	Interest		Maturity	Amount		Fair
Investments	Rate		Date	(000)		Value
Automobiles (continued)
Mercedes Benz Auto Lease Trust 2015-B A3	1.34%		7/16/2018	$130		$129,628
Mercedes-Benz Auto Lease Trust 2016-A A2A	1.34%		7/16/2018	87		87,457
NextGear Floorplan Master Owner Trust 2015-2A A†	2.38%		10/15/2020	659		662,853
NextGear Floorplan Master Owner Trust 2016-1A A2†	2.74%		4/15/2021	500		505,894
Nissan Auto Receivables Owner Trust 2016-B A3	1.32%		1/15/2021	220		219,322
Santander Drive Auto Receivables Trust 2013-5 D	2.73%		10/15/2019	400		403,411
Santander Drive Auto Receivables Trust 2014-2 E†	3.76%		7/15/2021	1,100		1,115,636
Santander Drive Auto Receivables Trust 2014-3 E†	3.49%		9/15/2021	985		996,847
Santander Drive Auto Receivables Trust 2014-4 B	1.82%		5/15/2019	–	(a)	1
Santander Drive Auto Receivables Trust 2014-5 C	2.46%		6/15/2020	413		415,243
Santander Drive Auto Receivables Trust 2015-1 C	2.57%		4/15/2021	100		100,712
Santander Drive Auto Receivables Trust 2015-1 D	3.24%		4/15/2021	1,450		1,466,051
Santander Drive Auto Receivables Trust 2015-3 B	2.07%		4/15/2020	204		204,408
Santander Drive Auto Receivables Trust 2016-3 A2	1.34%		11/15/2019	210		209,654
Santander Drive Auto Receivables Trust 2016-3 A3	1.50%		8/17/2020	621		620,557
Santander Drive Auto Receivables Trust 2016-3 B	1.89%		6/15/2021	1,332		1,332,194
Santander Drive Auto Receivables Trust 2017-2 A2	1.60%		3/16/2020	1,294		1,293,908
Santander Drive Auto Receivables Trust 2017-2 B	2.21%		10/15/2021	353		352,952
SunTrust Auto Receivables Trust 2015-1A A4†	1.78%		1/15/2021	695		696,450
TCF Auto Receivables Owner Trust 2015-1A A4†	1.96%		11/16/2020	270		270,535
TCF Auto Receivables Owner Trust 2015-2A A3†	2.06%		4/15/2020	1,277		1,280,535
TCF Auto Receivables Owner Trust 2016-PT1A A†	1.93%		6/15/2022	1,344		1,344,880
Toyota Auto Receivables Owner Trust 2016-B A2A	1.02%		10/15/2018	36		35,869
Toyota Auto Receivables Owner Trust 2016-D A3	1.23%		10/15/2020	50		49,742
Westlake Automobile Receivables Trust 2016-3A B†	2.07%		12/15/2021	10		9,989
Westlake Automobile Receivables Trust 2017-1A B†	2.30%		10/17/2022	100		100,116
Wheels SPV 2 LLC 2016-1A A2†	1.59%		5/20/2025	600		600,509
Total						40,854,560

Credit Cards 3.10%
BA Credit Card Trust 2016-A1 A	1.379%	#	10/15/2021	75		75,424
Barclays Dryrock Issuance Trust 2014-4 A	1.379%	#	9/15/2020	175		175,230
Barclays Dryrock Issuance Trust 2017-1 A	1.347%	#	3/15/2023	616		617,200
Capital One Multi-Asset Execution Trust 2015-A5	1.60%		5/17/2021	650		651,270
Chase Issuance Trust 2015-A5	1.36%		4/15/2020	492		491,853
Citibank Credit Card Issuance Trust 2007-A8	5.65%		9/20/2019	1,000		1,012,730
Discover Card Execution Note Trust 2013-A1	1.289%	#	8/17/2020	650		651,051

318	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2017

				Principal
	Interest		Maturity	Amount		Fair
Investments	Rate		Date	(000)		Value
Credit Cards (continued)
Discover Card Execution Note Trust 2016-A1 A1	1.64%		7/15/2021	$1,100		$1,101,774
Discover Card Execution Note Trust 2016-A2	1.529%	#	9/15/2021	100		100,722
Master Credit Card Trust II Series 2016-1A B†	1.93%		9/23/2019	200		199,906
Synchrony Credit Card Master Note Trust 2014-1 A	1.61%		11/15/2020	500		500,516
Synchrony Credit Card Master Note Trust 2016-1 A	2.04%		3/15/2022	2,625		2,640,254
World Financial Network Credit Card Master Trust 2012-A A	3.14%		1/17/2023	1,310		1,342,520
World Financial Network Credit Card Master Trust 2012-D A	2.15%		4/17/2023	1,180		1,189,999
Total						10,750,449

Other 3.89%
Ally Master Owner Trust 2012-4 A	1.72%		7/15/2019	305		304,987
Ally Master Owner Trust 2014-4 A2	1.43%		6/17/2019	1,665		1,665,011
Ally Master Owner Trust 2015-3 A	1.63%		5/15/2020	20		20,014
Ally Master Owner Trust 2017-1 A	1.389%	#	2/15/2021	200		200,415
Ascentium Equipment Receivables LLC 2015-1A A3†	1.61%		10/13/2020	–	(a)	27
Ascentium Equipment Receivables LLC 2015-1A C†	2.69%		10/12/2021	25		25,068
Ascentium Equipment Receivables Trust 2016-1A A2†	1.75%		11/13/2018	292		292,283
Ascentium Equipment Receivables Trust 2016-1A B†	2.85%		7/10/2020	250		253,426
Ascentium Equipment Receivables Trust 2016-2A A2†	1.46%		4/10/2019	843		842,447
Ascentium Equipment Receivables Trust 2017-1A A2†	1.87%		7/10/2019	259		259,292
CNH Equipment Trust 2015-A A4	1.85%		4/15/2021	340		340,981
Conn Funding II LP 2017-A A†	2.73%		5/15/2020	815		815,202
Dell Equipment Finance Trust 2017-1 A2†	1.86%		6/24/2019	100		100,128
Dell Equipment Finance Trust 2017-1 A3†	2.14%		4/22/2022	100		100,378
Diamond Resorts Owner Trust 2015-2 A†	2.99%		5/22/2028	127		127,291
DRB Prime Student Loan Trust 2017-A A2A†	1.75%		5/27/2042	1,500		1,500,454
Engs Commercial Finance Trust 2016-1A A2†	2.63%		2/22/2022	363		363,005
Ford Credit Floorplan Master Owner Trust A 2012-5 A	1.49%		9/15/2019	259		259,104
Ford Credit Floorplan Master Owner Trust A 2016-1 A1	1.76%		2/15/2021	292		292,310
Leaf Receivables Funding 12 LLC 2017-1 A3†	2.07%		8/15/2020	500		499,891
Mercedes-Benz Master Owner Trust 2016-BA A†	1.689%	#	5/17/2021	150		151,377

See Notes to Financial Statements.	319

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Other (continued)
MMAF Equipment Finance LLC 2012-AA A5†	1.98%		6/10/2032	$176	$176,129
NextGear Floorplan Master Owner Trust 2015-1A A†	1.80%		7/15/2019	700	700,233
OneMain Financial Issuance Trust 2015-1A A†	3.19%		3/18/2026	100	101,132
OneMain Financial Issuance Trust 2015-2A A†	2.57%		7/18/2025	868	870,173
OneMain Financial Issuance Trust 2016-2A A†	4.10%		3/20/2028	1,068	1,092,756
Sofi Professional Loan Program LLC 2017-C A2A†	1.75%		7/25/2040	283	283,743
Springleaf Funding Trust 2015-AA A†	3.16%		11/15/2024	100	101,125
Wells Fargo Dealer Floorplan Master Note Trust 2014-1 A	1.39%	#	7/20/2019	1,529	1,529,489
Wells Fargo Dealer Floorplan Master Note Trust 2014-2 A	1.46%	#	10/20/2019	35	35,037
Wells Fargo Dealer Floorplan Master Note Trust 2015-2 A	1.66%	#	1/20/2022	200	201,122
Total					13,504,030
Total Asset-Backed Securities (cost $65,064,418)					65,109,039

CORPORATE BONDS 33.53%

Automotive 1.88%
Daimler Finance North America LLC†	1.421%	#	11/5/2018	4,150	4,153,125
Daimler Finance North America LLC†	1.631%	#	5/18/2018	350	350,895
Daimler Finance North America LLC†	2.03%	#	8/1/2018	780	784,316
General Motors Financial Co., Inc.	2.515%	#	4/10/2018	221	222,899
Harley-Davidson Financial Services, Inc.†	1.459%	#	3/8/2019	1,000	1,001,602
Toyota Motor Credit Corp.	1.548%	#	1/17/2019	15	15,069
Total					6,527,906

Banks: Regional 26.26%
ABN AMRO Bank NV (Netherlands)†(b)	1.798%	#	1/18/2019	7,355	7,384,552
Bank of America Corp.	2.226%	#	3/22/2018	100	100,718
Bank of Montreal (Canada)(b)	1.78%	#	7/31/2018	32	32,170
Bank of Montreal (Canada)(b)	1.808%	#	7/18/2019	35	35,237
Bank of New York Mellon Corp. (The)	1.54%	#	3/6/2018	200	200,586
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan)†(b)	2.141%	#	9/14/2018	600	604,899
Citibank NA	1.41%	#	11/9/2018	4,000	4,003,064
Citibank NA	1.492%	#	3/20/2019	1,000	1,002,769
Citizens Bank NA/Providence RI	1.768%	#	5/26/2020	2,000	2,000,908
Commonwealth Bank of Australia (Australia)†(b)	1.52%	#	3/12/2018	167	167,208

320	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Banks: Regional (continued)
Commonwealth Bank of Australia (Australia)†(b)	1.559%	#	3/10/2020	$1,000	$1,001,573
Commonwealth Bank of Australia (Australia)†(b)	1.96%	#	11/2/2018	320	322,439
Commonwealth Bank of Australia (Australia)†(b)	2.191%	#	3/15/2019	410	415,328
Credit Agricole SA (United Kingdom)†(b)	1.958%	#	4/15/2019	500	503,582
Credit Suisse AG	1.75%		1/29/2018	1,750	1,751,907
Fifth Third Bank	2.082%	#	8/20/2018	585	588,152
Goldman Sachs Group, Inc. (The)	1.92%	#	12/13/2019	100	100,735
Goldman Sachs Group, Inc. (The)	2.196%	#	4/25/2019	1,370	1,386,145
Goldman Sachs Group, Inc. (The)	2.282%	#	11/15/2018	4,281	4,330,433
Goldman Sachs Group, Inc. (The)	2.372%	#	4/30/2018	5,300	5,344,970
Goldman Sachs Group, Inc. (The)	5.95%		1/18/2018	75	76,964
HBOS plc (United Kingdom)†(b)	6.75%		5/21/2018	2,871	2,993,862
HSBC Bank plc (United Kingdom)†(b)	1.822%	#	5/15/2018	1,250	1,256,266
HSBC USA, Inc.	1.522%	#	11/13/2017	100	100,083
Huntington National Bank (The)	1.619%	#	3/10/2020	750	752,585
ING Bank NV (Netherlands)†(b)	1.687%	#	3/16/2018	700	701,502
ING Bank NV (Netherlands)†(b)	1.838%	#	10/1/2019	200	200,741
ING Bank NV (Netherlands)†(b)	1.959%	#	8/17/2018	3,100	3,114,988
ING Bank NV (Netherlands)†(b)	2.286%	#	3/22/2019	5,000	5,067,315
JPMorgan Chase & Co.	1.706%	#	4/25/2018	300	301,227
JPMorgan Chase & Co.	1.802%	#	1/28/2019	2,500	2,515,460
JPMorgan Chase & Co.	6.00%		1/15/2018	1,175	1,206,004
Macquarie Bank Ltd. (Australia)†(b)	2.338%	#	1/15/2019	7,060	7,144,254
Morgan Stanley	1.89%	#	1/5/2018	150	150,537
Morgan Stanley	1.982%	#	2/14/2020	6,050	6,071,217
Morgan Stanley	2.003%	#	1/24/2019	995	1,002,997
Morgan Stanley	6.625%		4/1/2018	200	207,923
MUFG Americas Holdings Corp.	1.75%	#	2/9/2018	495	495,230
National Australia Bank Ltd. (Australia)†(b)	1.682%	#	5/22/2020	4,000	4,006,960
Nordea Bank AB (Sweden)†(b)	1.67%	#	5/29/2020	2,000	2,002,972
PNC Bank NA	1.538%	#	5/19/2020	4,000	4,004,228
Santander UK plc (United Kingdom)(b)	2.042%	#	8/24/2018	1,642	1,649,348
Santander UK plc (United Kingdom)(b)	2.601%	#	3/14/2019	6,253	6,376,916
Societe Generale SA (France)(b)	2.228%	#	10/1/2018	300	302,201
Toronto-Dominion Bank (The) (Canada)(b)	1.693%	#	7/23/2018	2,917	2,929,564
UBS AG	1.853%	#	3/26/2018	900	904,498
US Bancorp	1.556%	#	4/25/2019	50	50,237
US Bank NA	1.752%	#	1/29/2018	250	250,807

See Notes to Financial Statements.	321

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Banks: Regional (continued)
Wells Fargo & Co.	1.521%	#	9/14/2018	$1,200	$1,203,469
Wells Fargo & Co.	1.783%	#	4/23/2018	200	200,968
Wells Fargo Bank NA	1.70%	#	11/28/2018	2,500	2,511,792
Westpac Banking Corp. (Australia)(b)	1.619%	#	5/25/2018	50	50,142
Total					91,080,632

Beverages 0.03%
Anheuser-Busch InBev Finance, Inc.	1.25%		1/17/2018	100	99,869

Biotechnology Research & Production 0.01%
Amgen, Inc.	1.772%	#	5/22/2019	45	45,355

Building Materials 0.38%
Martin Marietta Materials, Inc.	1.822%	#	5/22/2020	1,333	1,338,229

Business Services 0.03%
ERAC USA Finance LLC†	2.80%		11/1/2018	100	101,100

Drugs 0.02%
Allergan Funding SCS (Luxembourg)(b)	2.20%	#	3/12/2018	5	5,032
AstraZeneca plc (United Kingdom)(b)	1.71%	#	11/16/2018	50	50,271
Total					55,303

Electric: Power 0.12%
Southern Co. (The)	1.55%		7/1/2018	250	249,394
TECO Finance, Inc.	1.755%	#	4/10/2018	175	175,263
Total					424,657

Electrical Equipment 1.16%
QUALCOMM, Inc.	1.54%	#	5/20/2019	4,000	4,009,440

Financial Services 1.13%
American Express Co.	1.762%	#	5/22/2018	300	301,338
American Express Credit Corp.	1.502%	#	5/3/2019	3,000	3,007,503
Bear Stearns Cos. LLC (The)	7.25%		2/1/2018	100	103,664
Synchrony Financial	2.58%	#	11/9/2017	500	502,057
Total					3,914,562

Food 0.58%
Tyson Foods, Inc.(c)	1.649%	#	5/30/2019	2,000	2,003,754

Health Care Products 0.22%
Becton Dickinson & Co.	1.80%		12/15/2017	750	751,963

322	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Insurance 0.91%
MetLife, Inc.	6.817%		8/15/2018	$500	$530,630
Prudential Financial, Inc.	1.962%	#	8/15/2018	180	181,001
Travelers Cos, Inc. (The)	3.346%	#	3/15/2037	2,445	2,445,000
Total					3,156,631

Machinery: Agricultural 0.01%
BAT International Finance plc (United Kingdom)†(b)	1.85%		6/15/2018	25	25,012

Manufacturing 0.14%
Siemens Financieringsmaatschappij NV (Netherlands)†(b)	1.477%	#	3/16/2020	500	501,488

Media 0.02%
Cox Communications, Inc.†	6.25%		6/1/2018	60	62,543

Metals & Minerals: Miscellaneous 0.00%
Goldcorp, Inc. (Canada)(b)	2.125%		3/15/2018	15	15,087

Oil 0.48%
BP Capital Markets plc (United Kingdom)(b)	1.695%	#	5/10/2018	86	86,265
ConocoPhillips Co.	1.512%	#	5/15/2018	10	10,014
Phillips 66†	1.786%	#	4/15/2019	1,500	1,502,030
Statoil ASA (Norway)(b)	1.472%	#	5/15/2018	67	67,176
Total					1,665,485

Oil: Crude Producers 0.07%
Buckeye Partners LP	6.05%		1/15/2018	100	102,519
Enbridge Energy Partners LP	6.50%		4/15/2018	25	25,985
TransCanada PipeLines Ltd. (Canada)(b)	1.625%		11/9/2017	100	100,043
Transcontinental Gas Pipe Line Co. LLC	6.05%		6/15/2018	10	10,413
Total					238,960

Real Estate Investment Trusts 0.00%
DDR Corp.	4.75%		4/15/2018	10	10,189

Telecommunications 0.08%
Verizon Communications, Inc.	2.871%	#	9/14/2018	268	273,173
Total Corporate Bonds (cost $116,198,253)					116,301,338

U.S. TREASURY OBLIGATION 0.17%
U.S. Treasury Note (cost $597,638)	1.375%		6/30/2018	596	596,850
Total Long-Term Investments (cost $181,860,309)					182,007,227

See Notes to Financial Statements.	323

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
SHORT-TERM INVESTMENTS 47.67%

COMMERCIAL PAPER 28.82%

Automotive 1.66%
VW Credit, Inc.	Zero Coupon	7/17/2017	$2,000	$1,996,473
VW Credit, Inc.	Zero Coupon	7/18/2017	750	748,629
VW Credit, Inc.	Zero Coupon	7/31/2017	2,000	1,995,622
VW Credit, Inc.	Zero Coupon	8/16/2017	1,000	997,155
Total				5,737,879

Beverages 0.58%
Molson Coors Brewing Co.	Zero Coupon	6/15/2017	2,000	1,998,989

Building Materials 1.15%
CRH America Finance, Inc.	Zero Coupon	6/22/2017	4,000	3,997,037

Chemicals 3.70%
Agrium, Inc.	Zero Coupon	7/10/2017	1,000	998,592
Agrium, Inc.	Zero Coupon	7/10/2017	2,000	1,997,183
Albemarle Corp.	Zero Coupon	6/29/2017	3,000	2,996,383
EI du Point de Nemours & Co.	Zero Coupon	8/7/2017	2,000	1,995,206
FMC Corp.	Zero Coupon	6/12/2017	1,465	1,464,445
Monsanto Co.	Zero Coupon	6/26/2017	1,000	998,958
Monsanto Co.	Zero Coupon	7/10/2017	2,000	1,997,184
Monsanto Co.	Zero Coupon	7/31/2017	400	399,124
Total				12,847,075

Computer Hardware 1.44%
Hewlett Packard Enterprise Co.	Zero Coupon	7/24/2017	1,500	1,496,952
Hewlett Packard Enterprise Co.	Zero Coupon	7/27/2017	2,000	1,995,707
HP, Inc.	Zero Coupon	6/30/2017	1,500	1,498,393
Total				4,991,052

Electric: Power 2.95%
Dominion Resources, Inc.	Zero Coupon	7/5/2017	1,500	1,498,158
Dominion Resources, Inc.	Zero Coupon	7/7/2017	1,500	1,498,020
Duke Energy Corp.	Zero Coupon	6/19/2017	500	499,675
Duke Energy Corp.	Zero Coupon	7/27/2017	2,000	1,995,956
Electricite de France SA	Zero Coupon	1/5/2018	250	247,466
Entergy Corp.	Zero Coupon	7/5/2017	1,000	998,716
Entergy Corp.	Zero Coupon	7/24/2017	1,500	1,496,908

324	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Electric: Power (continued)
Entergy Corp.	Zero Coupon	8/8/2017	$1,000	$997,296
Entergy Corp.	Zero Coupon	8/24/2017	1,000	996,581
Total				10,228,776

Food 1.30%
Kraft Foods Group, Inc.	Zero Coupon	7/5/2017	2,000	1,997,318
Kraft Foods Group, Inc.	Zero Coupon	7/17/2017	1,000	998,198
Mondelez International, Inc.	Zero Coupon	6/7/2017	1,500	1,499,688
Total				4,495,204

Health Care Products 0.14%
Thermo Fisher Scientific, Inc.	Zero Coupon	6/5/2017	500	499,933

Health Care Services 1.01%
Humana, Inc.	Zero Coupon	6/12/2017	1,000	999,603
Humana, Inc.	Zero Coupon	6/15/2017	1,500	1,499,241
Humana, Inc.	Zero Coupon	6/29/2017	1,000	998,950
Total				3,497,794

Lodging 1.67%
Marriott International, Inc.	Zero Coupon	7/12/2017	2,000	1,996,902
Marriott International, Inc.	Zero Coupon	7/13/2017	1,300	1,297,771
Wyndham Worldwide Corp.	Zero Coupon	6/5/2017	1,500	1,499,767
Wyndham Worldwide Corp.	Zero Coupon	6/8/2017	1,000	999,708
Total				5,794,148

Machinery: Agricultural 0.86%
BAT International Finance plc	Zero Coupon	7/24/2017	2,000	1,995,730
BAT International Finance plc	Zero Coupon	8/1/2017	1,000	997,770
Total				2,993,500

Manufacturing 1.30%
Pentair Finance SA	Zero Coupon	6/9/2017	3,000	2,998,867
Textron, Inc.	Zero Coupon	6/5/2017	1,500	1,499,783
Total				4,498,650

Metals & Minerals: Miscellaneous 0.43%
Glencore Funding LLC	Zero Coupon	7/24/2017	1,500	1,496,952

Oil 1.80%
Canadian Natural Resources Ltd.	Zero Coupon	6/12/2017	2,000	1,999,157
Canadian Natural Resources Ltd.	Zero Coupon	6/12/2017	1,000	999,566

See Notes to Financial Statements.	325

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Oil (continued)
Canadian Natural Resources Ltd.	Zero Coupon	8/14/2017	$1,000	$997,031
Nabors Industries, Inc.	Zero Coupon	6/15/2017	1,500	1,499,038
Nabors Industries, Inc.	Zero Coupon	6/19/2017	750	749,381
Total				6,244,173

Oil: Crude Producers 3.96%
Enbridge Energy Partners LP	Zero Coupon	7/10/2017	750	748,489
Enbridge Energy Partners LP	Zero Coupon	8/1/2017	1,000	997,598
Energy Transfer Partners	Zero Coupon	6/2/2017	1,500	1,499,929
Energy Transfer Partners	Zero Coupon	6/16/2017	2,000	1,998,600
Enterprise Products Operating LLC	Zero Coupon	7/5/2017	2,000	1,997,507
ONEOK Partners LP	Zero Coupon	6/9/2017	1,000	999,678
ONEOK Partners LP	Zero Coupon	6/12/2017	2,000	1,999,071
Plains All American Pipeline LP	Zero Coupon	6/5/2017	1,000	999,810
Plains All American Pipeline LP	Zero Coupon	6/7/2017	1,500	1,499,537
Plains All American Pipeline LP	Zero Coupon	6/14/2017	1,000	999,386
Total				13,739,605

Oil: Integrated Domestic 2.24%
FMC Technologies, Inc.	Zero Coupon	6/1/2017	1,289	1,289,000
FMC Technologies, Inc.	Zero Coupon	6/2/2017	750	749,974
FMC Technologies, Inc.	Zero Coupon	6/22/2017	1,500	1,498,845
Schlumberger Holdings Corp.	Zero Coupon	6/1/2017	1,250	1,250,000
Schlumberger Holdings Corp.	Zero Coupon	7/31/2017	3,000	2,993,941
Total				7,781,760

Telecommunications 2.05%
Bell Canada, Inc.	Zero Coupon	6/5/2017	1,000	999,857
Bell Canada, Inc.	Zero Coupon	7/25/2017	1,500	1,496,963
Deutsche Telekom AG	Zero Coupon	7/24/2017	2,630	2,624,966
Deutsche Telekom AG	Zero Coupon	9/1/2017	2,000	1,992,937
Total				7,114,723

Transportation: Miscellaneous 0.58%
Kansas City Southern	Zero Coupon	6/9/2017	2,000	1,999,369
Total Commercial Paper (cost $99,953,103)				99,956,619

326	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
CORPORATE BONDS 16.38%

Automotive 1.35%
Daimler Finance North America LLC†	1.875%		1/11/2018	$200	$200,433
Ford Motor Credit Co. LLC	1.67%	#	12/6/2017	2,000	2,001,806
Hyundai Capital America†	4.00%		6/8/2017	200	200,039
Nissan Motor Acceptance Corp.	1.95%		9/12/2017	373	373,433
Volkswagen Group of America Finance LLC†	1.612%	#	11/20/2017	500	500,262
Volkswagen Group of America Finance LLC†	1.642%	#	5/22/2018	400	400,442
Volkswagen International Finance NV (Netherlands)†(b)	1.60%		11/20/2017	1,000	999,538
Total					4,675,953

Banks: Regional 7.46%
American Express Bank FSB	6.00%		9/13/2017	125	126,546
American Express Centurion Bank	6.00%		9/13/2017	500	506,183
Bank of America NA	6.10%		6/15/2017	500	500,668
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan)†(b)	1.416%	#	9/8/2017	200	200,006
Barclays Bank plc (United Kingdom)†(b)	6.05%		12/4/2017	1,655	1,689,292
BPCE SA (France)(b)	1.613%		7/25/2017	1,000	1,000,252
BPCE SA (France)(b)	1.766%	#	6/23/2017	880	880,233
BPCE SA (France)(b)	1.778%	#	6/17/2017	300	300,069
Comerica Bank	5.20%		8/22/2017	250	251,908
Compass Bank	1.85%		9/29/2017	550	550,080
Compass Bank	6.40%		10/1/2017	100	101,477
Credit Agricole SA (United Kingdom)†(b)	1.665%	#	6/12/2017	250	250,049
Goldman Sachs Group, Inc. (The)	1.931%	#	12/15/2017	425	426,211
HSBC Bank USA NA	6.00%		8/9/2017	150	151,172
HSBC USA, Inc.	1.625%		1/16/2018	1,230	1,230,401
Intesa Sanpaolo SpA (Italy)(b)	3.875%		1/16/2018	3,100	3,132,246
JPMorgan Chase & Co.	1.712%	#	3/1/2018	1,100	1,103,259
JPMorgan Chase Bank NA	1.521%	#	6/14/2017	250	250,036
Macquarie Bank Ltd. (Australia)†(b)	1.797%	#	10/27/2017	1,370	1,373,133
Macquarie Group Ltd. (Australia)†(b)	4.875%		8/10/2017	1,197	1,203,892
Manufacturers & Traders Trust Co.	1.456%	#	7/25/2017	250	250,142
Manufacturers & Traders Trust Co.	6.625%		12/4/2017	250	256,227
Mitsubishi UFJ Trust & Banking Corp. (Japan)†(b)	1.60%		10/16/2017	630	630,155
Morgan Stanley	2.436%	#	4/25/2018	750	757,526
National City Bank	1.472%	#	6/7/2017	550	550,013
Santander UK plc (United Kingdom)(b)	1.562%	#	9/29/2017	105	105,087

See Notes to Financial Statements.	327

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Banks: Regional (continued)
Standard Chartered Bank (United Kingdom)†(b)	6.40%		9/26/2017	$1,402	$1,422,755
Standard Chartered plc (United Kingdom)†(b)	1.446%	#	9/8/2017	1,146	1,146,164
Standard Chartered plc (United Kingdom)†(b)	1.798%	#	4/17/2018	760	761,887
UBS AG	1.615%	#	6/1/2017	550	550,000
UBS AG	7.375%		6/15/2017	1,000	1,001,561
Wachovia Corp.	5.75%		6/15/2017	200	200,249
Wells Fargo Bank NA	1.893%	#	1/22/2018	2,500	2,511,205
Wells Fargo Bank NA	6.00%		11/15/2017	500	510,067
Total					25,880,151

Building Materials 0.30%
Martin Marietta Materials, Inc.	2.252%	#	6/30/2017	1,050	1,050,667

Business Services 0.01%
ERAC USA Finance LLC†	6.375%		10/15/2017	25	25,424

Computer Hardware 0.00%
Hewlett Packard Enterprise Co.	2.45%		10/5/2017	17	17,046

Computer Software 0.00%
Dun & Bradstreet Corp. (The)	3.50%		12/1/2017	2	2,015

Drugs 0.91%
Bayer US Finance LLC†	1.43%	#	10/6/2017	99	98,993
Bayer US Finance LLC†	1.50%		10/6/2017	3,050	3,049,960
Total					3,148,953

Electric: Power 1.96%
E. ON International Finance BV (Netherlands)†(b)	5.80%		4/30/2018	1,000	1,034,293
Engie SA (France)†(b)	1.625%		10/10/2017	3,570	3,570,800
Exelon Generation Co. LLC	6.20%		10/1/2017	71	72,022
Kentucky Power Co.†	6.00%		9/15/2017	325	328,956
TECO Finance, Inc.	6.572%		11/1/2017	50	50,984
TransAlta Corp. (Canada)(b)	1.90%		6/3/2017	652	652,000
West Penn Power Co.†	5.95%		12/15/2017	1,075	1,098,437
Total					6,807,492

Electronics 0.10%
Tech Data Corp.	3.75%		9/21/2017	30	30,154
Tyco Electronics Group SA (Luxemburg)(b)	6.55%		10/1/2017	325	330,284
Total					360,438

328	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Financial Services 0.63%
Air Lease Corp.	2.125%		1/15/2018	$645	$646,549
American Express Credit Corp.	1.456%	#	9/22/2017	100	100,080
American Express Credit Corp.	1.55%		9/22/2017	20	20,010
Discover Financial Services	6.45%		6/12/2017	200	200,197
International Lease Finance Corp.	8.875%		9/1/2017	171	173,962
Synchrony Financial	1.875%		8/15/2017	1,038	1,038,081
Total					2,178,879

Food 0.14%
Kraft Heinz Foods Co.	2.25%		6/5/2017	475	475,000

Lodging 0.11%
Wyndham Worldwide Corp.	2.50%		3/1/2018	375	376,938

Metals & Minerals: Miscellaneous 0.72%
Glencore Canada Corp. (Canada)(b)	5.50%		6/15/2017	496	496,556
Glencore Finance Canada Ltd. (Canada)†(b)	2.70%		10/25/2017	2,000	2,004,974
Total					2,501,530

Natural Gas 0.15%
CenterPoint Energy Resources Corp.	6.125%		11/1/2017	525	534,214

Oil 0.15%
EOG Resources, Inc.	5.875%		9/15/2017	500	505,885

Oil: Crude Producers 0.54%
Enbridge, Inc. (Canada)(b)	1.514%	#	6/2/2017	725	725,000
Gulf South Pipeline Co. LP†	6.30%		8/15/2017	320	322,762
Kinder Morgan Energy Partners LP	5.95%		2/15/2018	100	102,782
Kinder Morgan, Inc.	2.00%		12/1/2017	650	650,834
Kinder Morgan, Inc.	7.00%		6/15/2017	75	75,117
Total					1,876,495

Oil: Integrated Domestic 0.56%
Cameron International Corp.	1.40%		6/15/2017	1,330	1,330,008
Schlumberger Investment SA (Luxembourg)†(b)	1.25%		8/1/2017	250	249,932
TechnipFMC plc (United Kingdom)†(b)	2.00%		10/1/2017	365	364,990
Total					1,944,930

Real Estate Investment Trusts 0.76%
American Tower Corp.	4.50%		1/15/2018	75	76,220
Mack-Cali Realty LP	2.50%		12/15/2017	1,200	1,203,100
Select Income REIT	2.85%		2/1/2018	1,338	1,345,414
Total					2,624,734

See Notes to Financial Statements.	329

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Retail 0.02%
Walgreens Boots Alliance, Inc.	1.75%	5/30/2018	$58	$58,494

Telecommunications 0.30%
BellSouth LLC†	4.285%	4/26/2018	500	510,432
Telefonica Emisiones SAU (Spain)(b)	3.192%	4/27/2018	500	506,123
Telefonica Emisiones SAU (Spain)(b)	6.221%	7/3/2017	15	15,054
Total				1,031,609

Transportation: Miscellaneous 0.21%
Ryder System, Inc.	3.50%	6/1/2017	725	725,000
Total Corporate Bonds (cost $56,791,693)				56,801,847

ASSET-BACKED SECURITY 0.23%

Other
Dell Equipment Finance Trust 2017-1 A1† (cost $808,492)	1.35%	5/22/2018	808	808,694

U.S. TREASURY OBLIGATION 1.09%
U.S. Treasury Bill (cost $3,791,000)	Zero Coupon	7/20/2017	3,795	3,790,643

REPURCHASE AGREEMENT 1.15%
Repurchase Agreement dated 5/31/2017, 0.09% due 6/1/2017 with Fixed Income Clearing Corp. collateralized by $2,655,000 of U.S. Treasury Note at 1.875% due 6/30/2020; $1,355,000 of U.S. Treasury Note at 1.875% due 2/28/2022; value: $4,077,530; proceeds: $3,994,706 (cost $3,994,696)			3,995	3,994,696
Total Short-Term Investments (cost $165,338,984)				165,352,499
Total Investments in Securities 100.14% (cost $347,199,293)				347,359,726
Liabilities in Excess of Other Assets (0.14%)				(483,195)
Net Assets 100.00%				$346,876,531

REIT	Real Estate Investment Trust

#	Variable rate security. The interest rate represents the rate in effect at May 31, 2017.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
(a)	Amount is less than $1,000.
(b)	Foreign security traded in U.S. dollars.
(c)	Securities purchased on a when-issued basis (See Note 2(i)).

330	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

ULTRA SHORT BOND FUND May 31, 2017

The following is a summary of the inputs used as of May 31, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Asset-Backed Securities
Automobiles	$–	$39,207,700	$1,646,860	(4)	$40,854,560
Other	–	13,812,833	499,891	(4)	14,312,724
Remaining Industries	–	10,750,449	–		10,750,449
Corporate Bonds	–	173,103,185	–		173,103,185
U.S. Treasury Obligations	–	4,387,493	–		4,387,493
Commercial Paper	–	99,956,619	–		99,956,619
Repurchase Agreement	–	3,994,696	–		3,994,696
Total	$–	$345,212,975	$2,146,751		$347,359,726

(1)	Refer to Note 2(s) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended May 31, 2017.
(4)	Includes securities valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments:

Investment Type	Security	Fair Value
Asset-Backed Securities (Automobiles)	Santander Drive Auto Receivables Trust 2017-2 A2	$1,293,908
Asset-Backed Securities (Automobiles)	Santander Drive Auto Receivables Trust 2017-2 B	352,952
Asset-Backed Securities (Other)	Leaf Receivables 12 LLC 2017-1 A3	499,891

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Asset-Backed
Investment Type	Securities
Balance as of December 1, 2016	99,986
Accrued Discounts/Premiums	1
Realized Gain (Loss)	–
Change in Unrealized Appreciation/Depreciation	(1)
Net Purchases	2,146,751
Net Sales	–
Net Transfers into Level 3	–
Net Transfers out of Level 3	(99,986)
Balance as of May 31, 2017	2,146,751
Net change in unrealized appreciation/depreciation for period ended May 31, 2017 related to Level 3 investments held at May 31, 2017	(1)

See Notes to Financial Statements.	331

Statements of Assets and Liabilities (unaudited)

May 31, 2017

	Convertible Fund	Core Fixed Income Fund	Core Plus Bond Fund
ASSETS:
Investments in securities, at cost	$610,233,471	$1,409,100,973	$12,449,172
Investments in securities, at fair value	$661,326,464	$1,416,924,946	$12,694,464
Cash	4,019,625	51	222,467
Deposits with brokers for derivatives collateral	–	551,890	120,369
Foreign cash, at value (cost $47,531, $0, $0, $0, $358,511, $78,653, $480 and $0, respectively)	47,749	–	–
Receivables:
Investment securities sold	21,667,804	4,423,844	22,581
Interest and dividends	3,200,551	5,162,707	76,403
Capital shares sold	1,086,950	6,397,591	31,226
Variation margin for futures contracts	–	28,918	–
From advisor (See Note 3)	–	–	20,599
Unrealized appreciation on forward foreign currency exchange contracts	58,510	–	–
Unrealized appreciation on CPI swaps	–	–	–
Unrealized appreciation on unfunded commitments	–	–	–
Credit default swap agreements receivable, at fair (value including upfront payments received of $0, $0, $45,601, $0, $0, $0, $424,256 and $0)	–	–	11,200
Prepaid expenses and other assets	129,664	176,674	93,279
Total assets	691,537,317	1,433,666,621	13,292,588
LIABILITIES:
Payables:
Investment securities purchased	26,825,128	196,856,188	1,420,011
Capital shares reacquired	3,470,930	3,168,087	473
Management fee	391,636	251,612	4,467
12b-1 distribution plan	17,087	199,547	1,932
Trustees’ fees	73,617	122,069	351
Fund administration	22,379	41,829	397
Variation margin for futures contracts	–	–	1,022
Offering costs	–	–	–
Variation margin for swap agreements	–	–	584
Unrealized depreciation on forward foreign currency exchange contracts	527,218	–	–
Credit default swap agreements payable, at fair value (including upfront payments received of $0, $0, $18,207, $0, $0, $0, $0 and $3,436)	–	–	11,923
Foreign currency overdraft	–	–	–
Unrealized depreciation on CPI swaps	–	–	–
Distributions payable	–	2,285,776	31,226
Accrued expenses	92,551	246,497	47,111
Total liabilities	31,420,546	203,171,605	1,519,497
NET ASSETS	$660,116,771	$1,230,495,016	$11,773,091

332	See Notes to Financial Statements.

Corporate	Floating Rate	High Yield		Inflation
Bond Fund	Fund	Fund	Income Fund	Focused Fund

$4,929,795	$12,765,486,364	$6,370,885,213	$1,895,358,822	$1,191,564,921
$4,957,259	$12,854,296,177	$6,660,666,379	$1,934,003,744	$1,193,583,693
97,631	5,656,110	46,022,453	139,340	1,363,886
3,332	2,913,075	5,450,900	4,150,000	125,988,473

–	359,821	79,274	–	–

–	237,224,228	101,762,493	6,625,488	6,178,990
59,013	61,378,916	104,700,128	18,626,613	8,606,201
11,756	79,950,697	55,780,867	14,202,452	6,405,530
–	–	515,953	–	132,304
14,870	–	–	150,290	62,825

–	112,268	24,790	5,243,541	–
–	–	–	–	14,265,386
–	273,351	–	–	–

–	–	–	76,843	–
53,114	781,115	300,162	163,331	159,871
5,196,975	13,242,945,758	6,975,303,399	1,983,381,642	1,356,747,159

72,054	952,453,625	172,542,160	46,860,723	27,002,840
–	42,291,884	14,270,985	3,609,630	3,117,794
1,698	4,673,987	2,946,973	803,896	403,424
255	3,120,889	991,378	509,018	196,594
–	626,419	359,643	541,584	67,665
170	411,691	225,566	64,312	40,342
623	211,223	–	156,242	–
36,900	–	–	–	–

–	–	–	–	8,937,828

–	1,285,501	2,173,998	1,509,860	4,314

–	–	–	–	44
–	–	–	514	–
–	–	–	–	121,896,467
11,756	43,491,486	30,525,712	5,261,564	3,688,602
14,589	469,067	320,267	402,401	197,624
138,045	1,049,035,772	224,356,682	59,719,744	165,553,538
$5,058,930	$12,193,909,986	$6,750,946,717	$1,923,661,898	$1,191,193,621

See Notes to Financial Statements.	333

Statements of Assets and Liabilities (unaudited)(continued)

May 31, 2017

	Convertible	Core Fixed	Core Plus Bond
	Fund	Income Fund	Fund
COMPOSITION OF NET ASSETS:
Paid-in capital	$642,154,411	$1,234,058,914	$11,592,203
Undistributed (distributions in excess of) net investment income	1,114,852	(3,640,676)	(22,220)
Accumulated net realized loss on investments, futures contracts, swaps and foreign currency related transactions	(33,779,518)	(7,880,581)	(16,394)
Net unrealized appreciation (depreciation) on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	50,627,026	7,957,359	219,502
Net Assets	$660,116,771	$1,230,495,016	$11,773,091
Net assets by class:
Class A Shares	$83,862,410	$463,210,239	$5,682,797
Class B Shares	$395,130	$1,545,420	–
Class C Shares	$36,689,364	$70,860,116	$453,583
Class F Shares	$110,735,775	$453,805,465	$5,384,109
Class F3 Shares	$10,219	$10,122	$10,145
Class I Shares	$421,720,077	$179,703,906	$107,908
Class P Shares	$35,252	$98	–
Class R2 Shares	$139,007	$895,057	$26,761
Class R3 Shares	$4,881,020	$18,432,385	$26,831
Class R4 Shares	$49,880	$2,290,484	$26,900
Class R5 Shares	$13,404	$770,383	$27,000
Class R6 Shares	$1,585,233	$38,971,341	$27,057
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	6,725,535	42,384,325	373,360
Class B Shares	31,676	141,860	–
Class C Shares	2,961,169	6,512,791	29,783
Class F Shares	8,880,614	41,532,597	353,734
Class F3 Shares	815	926	666.73
Class I Shares	33,641,018	16,450,527	7,089
Class P Shares	2,787	8.93	–
Class R2 Shares	11,006	81,878	1,758
Class R3 Shares	393,017	1,686,247	1,763
Class R4 Shares	4,002	209,640	1,767
Class R5 Shares	1,070	70,488	1,774
Class R6 Shares	126,410	3,567,177	1,778
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares–Net asset value	$12.47	$10.93	$15.22
Class A Shares–Maximum offering price (Net asset value plus sales charge of 2.25%)	$12.76	$11.18	$15.57
Class B Shares–Net asset value	$12.47	$10.89	–
Class C Shares–Net asset value	$12.39	$10.88	$15.23
Class F Shares–Net asset value	$12.47	$10.93	$15.22
Class F3 Shares–Net asset value	$12.54	$10.93	$15.22
Class I Shares–Net asset value	$12.54	$10.92	$15.22
Class P Shares–Net asset value	$12.65	$10.97	–
Class R2 Shares–Net asset value	$12.63	$10.93	$15.22
Class R3 Shares–Net asset value	$12.42	$10.93	$15.22
Class R4 Shares–Net asset value	$12.46	$10.93	$15.22
Class R5 Shares–Net asset value	$12.53	$10.93	$15.22
Class R6 Shares–Net asset value	$12.54	$10.92	$15.22

334	See Notes to Financial Statements.

Corporate	Floating Rate	High Yield		Inflation
Bond Fund	Fund	Fund	Income Fund	Focused Fund

$5,040,732	$12,392,317,620	$6,616,874,486	$1,951,016,740	$1,396,886,915

(5,249)	(29,738,444)	(30,316,323)	(8,946,202)	(10,647,098)

(4,363)	(256,100,707)	(124,980,087)	(60,177,318)	(82,611,669)

27,810	87,431,517	289,368,641	41,768,678	(112,434,527)
$5,058,930	$12,193,909,986	$6,750,946,717	$1,923,661,898	$1,191,193,621

$302,255	$3,778,118,638	$1,507,129,070	$908,367,054	$215,903,836
–	–	$3,441,725	$2,283,671	–
$70,522	$1,696,031,405	$511,951,713	$238,514,556	$54,052,983
$1,511,447	$5,594,154,586	$2,476,455,932	$613,056,781	$402,385,318
$1,511,792	$10,062	$10,182	$10,179	$9,900
$50,387	$1,053,437,684	$1,777,670,441	$98,581,836	$495,283,105
–	–	$444,538	–	–
$25,176	$1,546,315	$14,780,024	$1,971,789	$89,025
$25,179	$41,047,879	$83,290,928	$51,458,248	$174,544
$25,186	$5,858,361	$45,109,935	$2,092,994	$797,243
$25,194	$2,187,060	$42,456,384	$273,706	$15,263
$1,511,792	$21,517,996	$288,205,845	$7,051,084	$22,082,404

30,118	410,079,469	196,212,991	318,413,495	18,037,148
–	–	450,080	799,682	–
7,028	183,953,233	67,000,895	83,222,628	4,509,900
150,604	607,819,311	322,796,956	214,897,053	33,586,781
150,635	1,091	1,319	3,567	827
5,021	114,292,354	230,464,599	34,557,325	41,359,507
–	–	57,073	–	–
2,508.77	167,667	1,912,977	685,575	40,883
2,509	4,453,303	10,781,708	17,980,966	14,584
2,509.68	635,757	5,874,042	733,033	66,593
2,510	237,024	5,506,516	95,913	1,275
150,635	2,333,104	37,342,239	2,472,752	1,845,005

$10.04	$9.21	$7.68	$2.85	$11.97

$10.27	$9.42	$7.86	$2.92	$12.25
–	–	$7.65	$2.86	–
$10.03	$9.22	$7.64	$2.87	$11.99
$10.04	$9.20	$7.67	$2.85	$11.98
$10.04	$9.22	$7.72	$2.85	$11.97
$10.04	$9.22	$7.71	$2.85	$11.98
–	–	$7.79	–	–
$10.04	$9.22	$7.73	$2.88	$11.96
$10.04	$9.22	$7.73	$2.86	$11.97
$10.04	$9.21	$7.68	$2.86	$11.97
$10.04	$9.23	$7.71	$2.85	$11.97
$10.04	$9.22	$7.72	$2.85	$11.97

See Notes to Financial Statements.	335

Statements of Assets and Liabilities (unaudited)(continued)

May 31, 2017

	Short Duration	Short Duration
	Core Bond Fund	Income Fund
ASSETS:
Investments in securities, at cost	$5,932,877	$40,815,114,971
Investments in securities, at fair value	$5,939,650	$40,895,729,466
Cash	–	59,293,546
Deposits with brokers for derivatives collateral	1,030	5,640,000
Foreign cash, at value (cost $0, $155, $0 and $0, respectively)	–	138
Receivables:
Capital shares sold	7,846	323,001,218
Interest and dividends	30,588	293,400,474
Investment securities sold	53,165	272,969,790
Variation margin for futures contracts	45	589,128
From advisor (See Note 3)	14,776	–
Unrealized appreciation on forward foreign currency exchange contracts	–	–
Prepaid expenses and other assets	53,114	749,163
Total assets	6,100,214	41,851,372,923
LIABILITIES:
Payables:
Investment securities purchased	383,607	862,610,110
Capital shares reacquired	7	112,742,031
12b-1 distribution plan	292	11,542,336
Management fee	1,323	8,684,897
Trustees’ fees	–	2,989,730
Fund administration	176	1,369,200
Offering costs	36,900	–
Variation margin for futures contracts	–	–
To bank	–	–
Unrealized depreciation on forward foreign currency exchange contracts	–	235,561
Credit default swap agreements payable, at fair value (including upfront payments received of $5,296, $7,118,128, $0 and $0)	2,739	5,029,480
Distributions payable	7,846	116,751,249
Accrued expenses	14,590	4,559,703
Total liabilities	447,480	1,126,514,297
NET ASSETS	$5,652,734	$40,724,858,626
COMPOSITION OF NET ASSETS:
Paid-in capital	$5,649,832	$43,046,676,474
Distributions in excess of net investment income	(6,082)	(343,327,214)
Accumulated net realized gain (loss) on investments, futures contracts, swaps and foreign currency related transactions	(496)	(2,062,700,331)
Net unrealized appreciation on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	9,480	84,209,697
Net Assets	$5,652,734	$40,724,858,626

336	See Notes to Financial Statements.

Total Return	Ultra Short
Fund	Bond Fund

$3,619,518,095	$347,199,293
$3,646,350,043	$347,359,726
–	–
939,655	–

–	–

20,253,284	15,168,729
16,760,879	834,956
1,659,524	3,002,840
–	–
294,117	17,741

9,037	–
220,036	96,688
3,686,486,575	366,480,680

438,820,155	17,464,187
7,735,383	1,741,625
535,381	29,584
1,076,017	45,095
223,587	163
108,414	9,019
–	2,401
550	–
140	–

26,487	–

–	–
6,508,823	265,935
516,071	46,140
455,551,008	19,604,149
$3,230,935,567	$346,876,531

$3,254,668,034	$346,707,824
(8,899,526)	(5,422)

(41,771,987)	13,696

26,939,046	160,433
$3,230,935,567	$346,876,531

See Notes to Financial Statements.	337

Statements of Assets and Liabilities (unaudited)(concluded)

May 31, 2017

	Short Duration	Short Duration
	Core Bond Fund	Income Fund
Net assets by class:
Class A Shares	$881,975	$11,068,930,754
Class B Shares	–	$9,499,878
Class C Shares	$78,162	$6,456,298,965
Class F Shares	$1,532,276	$15,773,290,496
Class F3 Shares	$1,504,942	$1,081,003,997
Class I Shares	$50,159	$5,684,088,176
Class P Shares	–	–
Class R2 Shares	$25,062	$29,078,977
Class R3 Shares	$25,065	$95,105,753
Class R4 Shares	$25,072	$64,094,849
Class R5 Shares	$25,080	$18,123,055
Class R6 Shares	$1,504,941	$245,343,726
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	88,146	2,571,670,148
Class B Shares	–	2,204,972
Class C Shares	7,813	1,490,782,080
Class F Shares	153,152	3,667,336,291
Class F3 Shares	150,418	251,090,966
Class I Shares	5,013.40	1,321,995,915
Class P Shares	–	–
Class R2 Shares	2,505.15	6,753,417
Class R3 Shares	2,505.42	68,499,081
Class R4 Shares	2,506	14,864,978
Class R5 Shares	2,507	4,217,716
Class R6 Shares	150,418	57,023,114
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$10.01	$4.30
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)*	$10.24	$4.40
Class B Shares–Net asset value	–	$4.31
Class C Shares–Net asset value	$10.00	$4.33
Class F Shares–Net asset value	$10.00	$4.30
Class F3 Shares–Net asset value	$10.01	$4.31
Class I Shares–Net asset value	$10.00	$4.30
Class P Shares–Net asset value	–	–
Class R2 Shares–Net asset value	$10.00	$4.31
Class R3 Shares–Net asset value	$10.00	$4.31
Class R4 Shares–Net asset value	$10.00	$4.31
Class R5 Shares–Net asset value	$10.00	$4.30
Class R6 Shares–Net asset value	$10.01	$4.30

*  Sales charge not applicable to Ultra Short Bond Fund.

338	See Notes to Financial Statements.

Total Return	Ultra Short
Fund	Bond Fund

$1,312,484,970	$268,938,269
$4,640,326	–
$184,637,428	–
$1,078,603,842	$75,463,421
$10,130	$10,027
$312,370,238	$1,926,835
$639,598	–
$9,371,897	–
$140,558,816	–
$56,814,325	–
$32,774,535	$252,284
$98,029,462	$285,695

126,029,562	26,874,592
446,234	–
17,746,212	–
103,589,119	7,540,473
972	1,001
29,937,572	192,488
61,128	–
900,088	–
13,500,722	–
5,455,136	–
3,145,368	25,201
9,405,014	28,539

$10.41	$10.01

$10.65	–
$10.40	–
$10.40	–
$10.41	$10.01
$10.42	$10.02
$10.43	$10.01
$10.46	–
$10.41	–
$10.41	–
$10.41	–
$10.42	$10.01
$10.42	$10.01

See Notes to Financial Statements.	339

Statements of Operations (unaudited)

For the Six Months Ended May 31, 2017

	Convertible	Core Fixed	Core Plus Bond
	Fund	Income Fund	Fund
Investment income:
Dividends (net of foreign withholding taxes of $46,646, $0, $0, $0, $0, $43,387, $0 and $0, respectively)	$3,456,745	$–	$–
Interest and other (net of foreign withholding taxes of $0, $766, $0, $0, $0, $15,396, $1,494 and $0, respectively)	5,975,833	13,700,156	186,263
Interest earned from Interfund Lending (See Note 11)	117	836	–
Total investment income	9,432,695	13,700,992	186,263
Expenses:
Management fee	2,090,824	2,633,876	25,550
12b-1 distribution plan–Class A	73,872	461,245	5,520
12b-1 distribution plan–Class B	2,777	12,425	–
12b-1 distribution plan–Class C	152,770	319,483	1,774
12b-1 distribution plan–Class F	46,986	207,103	2,611
12b-1 distribution plan–Class P	75	14	–
12b-1 distribution plan–Class R2	407	2,338	79
12b-1 distribution plan–Class R3	8,351	47,780	65
12b-1 distribution plan–Class R4	59	1,499	33
Shareholder servicing	94,848	659,451	1,739
Fund administration	119,476	238,456	2,271
Registration	74,427	116,634	65,436
Reports to shareholders	15,123	58,290	2,063
Professional	33,388	32,537	31,798
Trustees’ fees	6,355	13,166	125
Custody	8,801	13,974	4,584
Subsidy (See Note 3)	40,238	–	–
Offering costs	–	–	–
Interest paid from Interfund Lending (See Note 11)	–	–	–
Other	27,250	32,632	4,362
Gross expenses	2,796,027	4,850,903	148,010
Expense reductions (See Note 9)	(813)	(4,332)	(44)
Fees waived and expenses reimbursed (See Note 3)	(28,107)	(1,192,280)	(110,651)
Net expenses	2,767,107	3,654,291	37,315
Net investment income	6,665,588	10,046,701	148,948
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	36,658,945	(715,483)	33,765
Net realized gain (loss) on futures contracts, swaps and foreign currency related transactions	(112,435)	617,144	17,281
Net change in unrealized appreciation/depreciation on investments	12,041,390	18,451,649	189,964
Net change in unrealized appreciation/depreciation on futures contracts, swaps, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	(479,034)	155,407	13,832
Net realized and unrealized gain (loss)	48,108,866	18,508,717	254,842
Net Increase (Decrease) in Net Assets Resulting From Operations	$54,774,454	$28,555,418	$403,790

*  For the period April 19, 2017 (commencement of operations) to May 31, 2017.

340	See Notes to Financial Statements.

Corporate Bond	Floating Rate	High Yield		Inflation
Fund*	Fund	Fund	Income Fund	Focused Fund

$–	$3,416,354	$1,777,340	$103,193	$2,797

18,243	281,896,519	203,385,290	34,411,708	13,597,279
–	306	812	678	742
18,243	285,313,179	205,163,442	34,515,579	13,600,818

2,299	24,806,084	16,404,726	4,494,348	2,141,637
69	3,531,314	1,618,339	890,121	254,066
–	–	21,973	15,738	–
66	6,951,916	2,159,203	1,010,616	212,767
172	2,405,064	1,013,257	251,729	163,370
–	–	511	–	–
17	3,374	40,079	6,337	1,014
14	96,373	192,817	134,076	627
7	5,309	41,100	2,217	143
410	3,216,422	2,507,052	1,018,929	648,623
230	2,182,824	1,252,543	359,548	214,164
974	428,345	257,975	102,480	96,703
93	276,769	204,975	79,285	47,046
12,562	77,761	54,325	46,002	49,214
–	106,540	66,537	19,730	10,055
280	52,749	54,709	27,717	50,820
–	–	141,544	–	17,383
4,246	–	–	–	–
–	–	3,667	–	–
1,158	73,749	79,479	42,067	27,919
22,597	44,214,593	26,114,811	8,500,940	3,935,551
(3)	(42,381)	(18,933)	(6,878)	(3,603)
(19,834)	–	–	(972,464)	(367,616)
2,760	44,172,212	26,095,878	7,521,598	3,564,332
15,483	241,140,967	179,067,564	26,993,981	10,036,486

(2,493)	37,496,828	92,643,281	5,019,013	413,930

(1,870)	(2,032,125)	(2,463,749)	2,422,188	1,797,340

27,464	(56,554)	127,713,121	46,023,205	6,390,727

346	(2,764,692)	(788,324)	8,094,298	(19,256,621)
23,447	32,643,457	217,104,329	61,558,704	(10,654,624)

$38,930	$273,784,424	$396,171,893	$88,552,685	$(618,138)

See Notes to Financial Statements.	341

Statements of Operations (unaudited)(concluded)

For the Six Months Ended May 31, 2017

	Short Duration	Short Duration
	Core Bond Fund*	Income Fund
Investment income:
Dividends	$–	$95,257
Interest and other (net of foreign withholding taxes of $0, $0, $2,969 and $2,243, respectively)	10,147	508,825,070
Interest earned from Interfund Lending (See Note 11)	–	557
Total investment income	10,147	508,920,884
Expenses:
Management fee	1,776	48,790,708
12b-1 distribution plan–Class A	94	10,922,787
12b-1 distribution plan–Class B	–	58,696
12b-1 distribution plan–Class C	76	27,515,847
12b-1 distribution plan–Class F	175	7,067,979
12b-1 distribution plan–Class P	–	–
12b-1 distribution plan–Class R2	17	86,757
12b-1 distribution plan–Class R3	14	712,074
12b-1 distribution plan–Class R4	7	57,271
Shareholder servicing	409	13,622,884
Fund administration	237	7,686,842
Reports to shareholders	93	1,371,134
Registration	973	681,876
Trustees’ fees	–	416,369
Custody	280	215,083
Professional	12,563	116,518
Subsidy (See Note 3)	–	49,944
Offering costs	4,246	–
Other	1,158	275,471
Gross expenses	22,118	119,648,240
Expense reductions (See Note 9)	(3)	(144,880)
Fees waived and expenses reimbursed (See Note 3)	(19,710)	–
Net expenses	2,405	119,503,360
Net investment income	7,742	389,417,524
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	(839)	9,871,710
Net realized gain (loss) on futures contracts, swaps and foreign currency related transactions	343	29,382,160
Net change in unrealized appreciation/depreciation on investments	6,772	228,759,343
Net change in unrealized appreciation/depreciation on futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	2,708	(890,774)
Net realized and unrealized gain	8,984	267,122,439
Net Increase in Net Assets Resulting From Operations	$16,726	$656,539,963

*  For the period April 19, 2017 (commencement of operations) to May 31, 2017.

342	See Notes to Financial Statements.

Total Return	Ultra Short
Fund	Bond Fund

$–	$–

42,093,040	691,657
1,213	–
42,094,253	691,657

6,131,275	92,461
1,298,613	54,147
31,384	–
829,373	–
486,082	8,152
1,666	–
25,601	–
347,144	–
52,710	–
1,895,255	5,982
615,238	18,492
122,877	2,428
162,776	17,432
33,440	272
25,525	2,406
38,555	31,068
–	–
–	20,943
42,161	3,063
12,139,675	256,846
(11,511)	(321)
(1,718,945)	(78,716)
10,409,219	177,809
31,685,034	513,848

(617,829)	13,801

634,111	–

56,827,091	160,472

(204,691)	–
56,638,682	174,273
$88,323,716	$688,121

See Notes to Financial Statements.	343

Statements of Changes in Net Assets

	Convertible Fund
	For the Six Months Ended May 31, 2017	For the Year Ended
INCREASE (DECREASE) IN NET ASSETS	(unaudited)	November 30, 2016
Operations:
Net investment income	$6,665,588	$14,993,067
Net realized gain (loss) on investments, futures contracts, swaps and foreign currency related transactions	36,546,510	(10,619,157)
Net change in unrealized appreciation/depreciation on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	11,562,356	38,538,333
Net increase in net assets resulting from operations	54,774,454	42,912,243
Distributions to shareholders from:
Net investment income
Class A	(1,731,851)	(3,145,922)
Class B	(11,578)	(32,332)
Class C	(746,016)	(1,430,145)
Class F	(2,049,139)	(2,919,157)
Class F3	–	–
Class I	(9,032,704)	(16,412,203)
Class P	(706)	(1,617)
Class R2	(2,863)	(6,202)
Class R3	(67,478)	(103,744)
Class R4	(1,096)	(541)
Class R5	(250)	(364)
Class R6	(10,914)	(1,548)
Net realized gain
Class A	–	–
Class B	–	–
Class C	–	–
Class F	–	–
Class F3	–	–
Class I	–	–
Class P	–	–
Class R2	–	–
Class R3	–	–
Class R4	–	–
Class R5	–	–
Class R6	–	–
Total distributions to shareholders	(13,654,595)	(24,053,775)
Capital share transactions (Net of share conversions) (See Note 14):
Net proceeds from sales of shares	203,060,188	65,534,373
Reinvestment of distributions	12,977,069	22,906,202
Cost of shares reacquired	(167,044,884)	(243,609,345)
Net increase (decrease) in net assets resulting from capital share transactions	48,992,373	(155,168,770)
Net increase (decrease) in net assets	90,112,232	(136,310,302)
NET ASSETS:
Beginning of period	$570,004,539	$706,314,841
End of period	$660,116,771	$570,004,539
Undistributed (distributions in excess of) net investment income	$1,114,852	$8,103,859

*  For the period December 2, 2015 (commencement of operations) to November 30, 2016.

344	See Notes to Financial Statements.

Core Fixed Income Fund		Core Plus Bond Fund
For the Six Months Ended May 31, 2017 (unaudited)	For the Year Ended November 30, 2016	For the Six Months Ended May 31, 2017 (unaudited)	For the Period Ended November 30, 2016*

$10,046,701	$21,974,847	$148,948	$305,161

(98,339)	7,016,927	51,046	76,822

18,607,056	1,724,210	203,796	15,706
28,555,418	30,715,984	403,790	397,689

(5,292,193)	(11,203,887)	(90,201)	(182,627)
(18,514)	(65,510)	–	–
(647,064)	(1,506,686)	(4,719)	(5,879)
(4,939,266)	(8,842,677)	(87,850)	(182,201)
(40)	–	(54)	–
(2,212,861)	(7,565,952)	(1,825)	(3,848)
(65)	(251)	–	–
(7,421)	(10,604)	(376)	(808)
(195,604)	(459,789)	(389)	(834)
(13,525)	(8,688)	(423)	(897)
(6,563)	(1,097)	(457)	(961)
(476,345)	(883,975)	(475)	(1,000)

–	(966,780)	(34,831)	–
–	(10,507)	–	–
–	(174,148)	(1,737)	–
–	(848,795)	(33,357)	–
–	–	–	–
–	(734,806)	(677)	–
–	(25)	–	–
–	(551)	(168)	–
–	(59,830)	(169)	–
–	(22)	(169)	–
–	(22)	(169)	–
–	(68,154)	(170)	–
(13,809,461)	(33,412,756)	(258,216)	(379,055)

325,092,084	553,380,223	715,739	11,024,699
12,927,486	31,027,100	258,234	379,004
(281,032,607)	(756,607,947)	(324,745)	(444,048)

56,986,963	(172,200,624)	649,228	10,959,655
71,732,920	(174,897,396)	794,802	10,978,289

$1,158,762,096	$1,333,659,492	$10,978,289	$–
$1,230,495,016	$1,158,762,096	$11,773,091	$10,978,289

$(3,640,676)	$122,084	$(22,220)	$15,601

See Notes to Financial Statements.	345

Statements of Changes in Net Assets (continued)

Corporate Bond Fund
For the
Period Ended
May 31, 2017
INCREASE IN NET ASSETS	(unaudited)**
Operations:
Net investment income	$15,483
Net realized gain (loss) on investments, futures contracts, swaps and foreign currency related transactions	(4,363)
Net change in unrealized appreciation/depreciation on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	27,810
Net increase in net assets resulting from operations	38,930
Distributions to shareholders from:
Net investment income
Class A	(1,179)
Class B	–
Class C	(183)
Class F	(6,053)
Class F3	(6,365)
Class I	(207)
Class P	–
Class R2	(88)
Class R3	(91)
Class R4	(97)
Class R5	(104)
Class R6	(6,365)
Total distributions to shareholders	(20,732)
Capital share transactions (See Note 14):
Net proceeds from sales of shares	5,020,000
Reinvestment of distributions	20,732
Cost of shares reacquired	–
Net increase in net assets resulting from capital share transactions	5,040,732
Net increase in net assets	5,058,930
NET ASSETS:
Beginning of period	$–
End of period	$5,058,930
Distributions in excess of net investment income	$(5,249)

** For the period April 19, 2017 (commencement of operations) to May 31, 2017.

346	See Notes to Financial Statements.

Floating Rate Fund		High Yield Fund
For the		For the
Six Months Ended	For the	Six Months Ended	For the
May 31, 2017	Year Ended	May 31, 2017	Year Ended
(unaudited)	November 30, 2016	(unaudited)	November 30, 2016

$241,140,967	$299,114,875	$179,067,564	$289,216,065

35,464,703	(73,565,749)	90,179,532	(72,128,160)

(2,821,246)	277,836,011	126,924,797	333,957,999

273,784,424	503,385,137	396,171,893	551,045,904

(78,729,278)	(108,910,623)	(47,447,079)	(81,215,168)
–	–	(111,817)	(317,531)
(31,712,483)	(56,778,200)	(12,769,112)	(21,594,351)
(109,444,170)	(111,307,592)	(60,305,207)	(67,004,981)
(73)	–	(95)	–
(19,867,126)	(19,672,930)	(54,702,425)	(121,945,093)
–	–	(6,421)	(11,834)
(22,954)	(21,471)	(367,534)	(470,859)
(806,713)	(1,240,497)	(2,160,419)	(3,278,480)
(93,758)	(31,332)	(971,333)	(429,299)
(36,635)	(6,231)	(834,599)	(217,657)
(409,493)	(457,859)	(5,261,958)	(3,154,072)
(241,122,683)	(298,426,735)	(184,937,999)	(299,639,325)

5,121,604,287	4,650,845,726	2,953,424,531	3,858,491,577
191,677,824	239,826,672	161,804,174	269,116,667
(1,922,551,946)	(2,644,186,333)	(2,094,126,090)	(3,068,720,668)

3,390,730,165	2,246,486,065	1,021,102,615	1,058,887,576
3,423,391,906	2,451,444,467	1,232,336,509	1,310,294,155

$8,770,518,080	$6,319,073,613	$5,518,610,208	$4,208,316,053
$12,193,909,986	$8,770,518,080	$6,750,946,717	$5,518,610,208
$(29,738,444)	$(29,756,728)	$(30,316,323)	$(24,445,888)

See Notes to Financial Statements.	347

Statements of Changes in Net Assets (continued)

	Income Fund
	For the
	Six Months Ended	For the
	May 31, 2017	Year Ended
INCREASE (DECREASE) IN NET ASSETS	(unaudited)	November 30, 2016
Operations:
Net investment income	$26,993,981	$63,574,120
Net realized gain (loss) on investments, futures contracts, swaps and foreign currency related transactions	7,441,201	(4,476,510)
Net change in unrealized appreciation/depreciation on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	54,117,503	48,334,481
Net increase (decrease) in net assets resulting from operations	88,552,685	107,432,091
Distributions to shareholders from:
Net investment income
Class A	(15,708,576)	(39,180,021)
Class B	(42,919)	(157,202)
Class C	(3,591,196)	(9,227,516)
Class F	(9,049,196)	(17,231,680)
Class F3	(60)	–
Class I	(1,693,365)	(4,609,361)
Class R2	(33,033)	(104,869)
Class R3	(866,910)	(2,105,554)
Class R4	(30,955)	(31,101)
Class R5	(4,872)	(1,999)
Class R6	(87,309)	(165,659)
Total distributions to shareholders	(31,108,391)	(72,814,962)
Capital share transactions (Net of share conversions) (See Note 14):
Net proceeds from sales of shares	430,803,356	424,465,822
Reinvestment of distributions	26,428,438	61,633,872
Cost of shares reacquired	(324,340,491)	(718,306,802)
Net increase (decrease) in net assets resulting from capital share transactions	132,891,303	(232,207,108)
Net increase (decrease) in net assets	190,335,597	(197,589,979)
NET ASSETS:
Beginning of period	$1,733,326,301	$1,930,916,280
End of period	$1,923,661,898	$1,733,326,301
Distributions in excess of net investment income	$(8,946,202)	$(4,831,792)

*** For the period April 19, 2017 (commencement of operations) to May 31, 2017.

348	See Notes to Financial Statements.

Inflation Focused Fund		Short Duration Core Bond Fund
For the		For the
Six Months Ended	For the	Period Ended
May 31, 2017	Year Ended	May 31, 2017
(unaudited)	November 30, 2016	(unaudited)***

$10,036,486	$14,900,684	$7,742

2,211,270	(11,927,303)	(496)

(12,865,894)	19,888,318	9,480

(618,138)	22,861,699	16,726

(4,756,854)	(11,149,321)	(1,064)
–	–	–
(800,310)	(1,809,833)	(109)
(6,167,438)	(5,735,133)	(3,920)
(65)	–	(4,182)
(8,306,295)	(8,191,366)	(134)
(5,645)	(9,397)	(51)
(4,288)	(9,461)	(54)
(2,172)	(510)	(61)
(272)	(437)	(67)
(262,955)	(457)	(4,182)
(20,306,294)	(26,905,915)	(13,824)

700,558,415	544,805,734	5,636,008
17,467,129	23,419,703	13,831
(365,319,670)	(424,947,673)	(7)

352,705,874	143,277,764	5,649,832
331,781,442	139,233,548	5,652,734

$859,412,179	$720,178,631	$–
$1,191,193,621	$859,412,179	$5,652,734
$(10,647,098)	$(377,290)	$(6,082)

See Notes to Financial Statements.	349

Statements of Changes in Net Assets (concluded)

	Short Duration Income Fund
	For the
	Six Months Ended	For the
	May 31, 2017	Year Ended
INCREASE IN NET ASSETS	(unaudited)	November 30, 2016
Operations:
Net investment income	$389,417,524	$857,347,511
Net realized gain (loss) on investments, futures contracts, swaps and foreign currency related transactions	39,253,870	(194,125,929)
Net change in unrealized appreciation/depreciation on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	227,868,569	368,938,116
Net increase in net assets resulting from operations	656,539,963	1,032,159,698
Distributions to shareholders from:
Net investment income
Class A	(205,582,002)	(436,096,812)
Class B	(175,110)	(515,049)
Class C	(102,736,841)	(227,525,439)
Class F	(272,602,605)	(471,480,356)
Class F3	(2,177,364)	–
Class I	(121,136,350)	(214,289,727)
Class P	–	–
Class R2	(488,147)	(894,391)
Class R3	(4,967,963)	(8,725,998)
Class R4	(853,344)	(477,737)
Class R5	(354,387)	(219,177)
Class R6	(4,203,195)	(8,325,461)
Net realized gain
Class A	–	–
Class B	–	–
Class C	–	–
Class F	–	–
Class F3	–	–
Class I	–	–
Class P	–	–
Class R2	–	–
Class R3	–	–
Class R4	–	–
Class R5	–	–
Class R6	–	–
Total distributions to shareholders	(715,277,308)	(1,368,550,147)
Capital share transactions (See Note 14):
Net proceeds from sales of shares	12,407,533,357	15,748,117,373
Reinvestment of distributions	580,314,065	1,111,993,556
Cost of shares reacquired	(9,255,309,914)	(14,513,088,569)
Net increase in net assets resulting from capital share transactions	3,732,537,508	2,347,022,360
Net increase in net assets	3,673,800,163	2,010,631,911
NET ASSETS:
Beginning of period	$37,051,058,463	$35,040,426,552
End of period	$40,724,858,626	$37,051,058,463
Distributions in excess of net investment income	$(343,327,214)	$(17,467,430)

**** For the period October 12, 2016 (commencement of operations) to November 30, 2016.

350	See Notes to Financial Statements.

Total Return Fund		Ultra Short Bond Fund
For the		For the	For the
Six Months Ended	For the	Six Months Ended	Period Ended
May 31, 2017	Year Ended	May 31, 2017	November 30,
(unaudited)	November 30, 2016	(unaudited)	2016****

$31,685,034	$58,246,334	$513,848	$12,498

16,282	(910,647)	13,801	(54)

56,622,400	11,286,000	160,472	(39)
88,323,716	68,621,687	688,121	12,405

(16,827,961)	(37,035,246)	(400,214)	(7,898)
(56,263)	(198,755)	–	–
(1,934,875)	(4,526,861)	–	–
(13,015,767)	(18,542,205)	(91,427)	(396)
(45)	–	(21)	–
(4,273,807)	(8,808,212)	(21,245)	(7,899)
(8,640)	(70,196)	–	–
(94,018)	(168,360)	–	–
(1,599,781)	(3,415,294)	–	–
(541,461)	(300,206)	–	–
(388,258)	(111,096)	(1,587)	(427)
(1,126,095)	(1,523,750)	(1,744)	(442)

(4,168,604)	(2,175,755)	–	–
(23,897)	(20,127)	–	–
(653,166)	(353,500)	–	–
(2,740,003)	(973,459)	–	–
–	–	–	–
(937,456)	(527,917)	–	–
(3,007)	(4,812)	–	–
(23,479)	(10,791)	–	–
(428,068)	(229,356)	–	–
(97,474)	(1,749)	–	–
(85,325)	(54)	–	–
(215,980)	(21,757)	–	–
(49,243,430)	(79,019,458)	(516,238)	(17,062)

826,873,719	1,313,681,955	382,291,552	10,666,285
42,261,310	67,720,421	532,210	17,058
(632,817,714)	(846,855,649)	(46,797,798)	(2)

236,317,315	534,546,727	336,025,964	10,683,341
275,397,601	524,148,956	336,197,847	10,678,684

$2,955,537,966	$2,431,389,010	$10,678,684	$–
$3,230,935,567	$2,955,537,966	$346,876,531	$10,678,684
$(8,899,526)	$(717,589)	$(5,422)	$(3,032)

See Notes to Financial Statements.	351

Financial Highlights (unaudited)

CONVERTIBLE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
			Net	Total
	Net		realized	from
	asset	Net	and	invest-
	value,	invest-	unrealized	ment	Net	Net	Total
	beginning	ment	gain	opera-	investment	realized	distri-
	of period	income(a)	(loss)	tions	income	gain	butions
Class A
5/31/2017(c)	$11.65	$0.13	$0.97	$1.10	$(0.28)	$–	$(0.28)
11/30/2016	11.13	0.26	0.67	0.93	(0.41)	–	(0.41)
11/30/2015	13.59	0.17	(0.99)	(0.82)	(0.32)	(1.32)	(1.64)
11/30/2014	13.66	0.14	0.98	1.12	(0.29)	(0.90)	(1.19)
11/30/2013	11.12	0.18	2.63	2.81	(0.27)	–	(0.27)
11/30/2012	10.33	0.23	0.85	1.08	(0.29)	–	(0.29)
Class B
5/31/2017(c)	11.64	0.08	0.97	1.05	(0.22)	–	(0.22)
11/30/2016	11.12	0.17	0.66	0.83	(0.31)	–	(0.31)
11/30/2015	13.57	0.08	(0.99)	(0.91)	(0.22)	(1.32)	(1.54)
11/30/2014	13.63	0.04	0.98	1.02	(0.18)	(0.90)	(1.08)
11/30/2013	11.09	0.08	2.63	2.71	(0.17)	–	(0.17)
11/30/2012	10.30	0.15	0.84	0.99	(0.20)	–	(0.20)
Class C
5/31/2017(c)	11.57	0.09	0.97	1.06	(0.24)	–	(0.24)
11/30/2016	11.07	0.19	0.65	0.84	(0.34)	–	(0.34)
11/30/2015	13.52	0.10	(0.99)	(0.89)	(0.24)	(1.32)	(1.56)
11/30/2014	13.59	0.06	0.98	1.04	(0.21)	(0.90)	(1.11)
11/30/2013	11.06	0.10	2.63	2.73	(0.20)	–	(0.20)
11/30/2012	10.28	0.16	0.84	1.00	(0.22)	–	(0.22)
Class F
5/31/2017(c)	11.65	0.14	0.96	1.10	(0.28)	–	(0.28)
11/30/2016	11.13	0.27	0.67	0.94	(0.42)	–	(0.42)
11/30/2015	13.60	0.19	(1.00)	(0.81)	(0.34)	(1.32)	(1.66)
11/30/2014	13.66	0.16	0.99	1.15	(0.31)	(0.90)	(1.21)
11/30/2013	11.12	0.19	2.63	2.82	(0.28)	–	(0.28)
11/30/2012	10.33	0.24	0.85	1.09	(0.30)	–	(0.30)
Class F3
4/4/2017 to 5/31/2017(c)(e)	12.27	0.05	0.22	0.27	–	–	–
Class I
5/31/2017(c)	11.71	0.14	0.98	1.12	(0.29)	–	(0.29)
11/30/2016	11.19	0.29	0.66	0.95	(0.43)	–	(0.43)
11/30/2015	13.65	0.20	(0.99)	(0.79)	(0.35)	(1.32)	(1.67)
11/30/2014	13.71	0.17	0.99	1.16	(0.32)	(0.90)	(1.22)
11/30/2013	11.16	0.20	2.65	2.85	(0.30)	–	(0.30)
11/30/2012	10.37	0.25	0.85	1.10	(0.31)	–	(0.31)

352	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
			Total
			expenses
			after
Net			waivers				Net		Net
asset			and/or				invest-		assets,	Portfolio
value,	Total		reimburse-		Total		ment		end of	turnover
end of	return		ments		expenses		income		period	rate
period	(%)(b)		(%)		(%)		(%)		(000)	(%)

$12.47	9.57	(d)	0.51	(d)	0.52	(d)	1.06	(d)	$83,862	129.59	(d)
11.65	8.63		1.06		1.14		2.45		75,091	241.03
11.13	(6.71)		1.06		1.11		1.44		104,761	223.11
13.59	8.99		1.06		1.11		1.09		171,401	174.32
13.66	25.74		1.06		1.12		1.42		113,956	160.16
11.12	10.62		1.07		1.13		2.14		59,728	92.34

12.47	9.13	(d)	0.92	(d)	0.92	(d)	0.63	(d)	395	129.59	(d)
11.64	7.77		1.87		1.94		1.60		656	241.03
11.12	(7.52)		1.87		1.92		0.63		1,410	223.11
13.57	8.17		1.86		1.91		0.27		2,351	174.32
13.63	24.76		1.86		1.91		0.67		2,950	160.16
11.09	9.67		1.87		1.93		1.35		3,127	92.34

12.39	9.31	(d)	0.82	(d)	0.82	(d)	0.75	(d)	36,689	129.59	(d)
11.57	7.88		1.69		1.77		1.82		36,351	241.03
11.07	(7.36)		1.71		1.76		0.80		51,655	223.11
13.52	8.36		1.71		1.76		0.44		68,685	174.32
13.59	25.02		1.68		1.73		0.82		58,045	160.16
11.06	9.86		1.70		1.76		1.51		42,636	92.34

12.47	9.63	(d)	0.46	(d)	0.47	(d)	1.12	(d)	110,736	129.59	(d)
11.65	8.74		0.96		1.04		2.50		80,847	241.03
11.13	(6.67)		0.96		1.02		1.55		96,774	223.11
13.60	9.18		0.96		1.01		1.19		132,982	174.32
13.66	25.86		0.96		1.02		1.50		75,696	160.16
11.12	10.74		0.96		1.03		2.24		36,060	92.34

12.54	2.20	(d)	0.13	(d)(e)	0.14	(d)(e)	0.44	(d)(e)	10	129.59	(d)

12.54	9.72	(d)	0.41	(d)	0.42	(d)	1.16	(d)	421,720	129.59	(d)
11.71	8.91		0.86		0.94		2.66		373,793	241.03
11.19	(6.57)		0.86		0.92		1.66		448,316	223.11
13.65	9.24		0.86		0.91		1.30		466,537	174.32
13.71	25.98		0.86		0.92		1.64		364,317	160.16
11.16	10.81		0.86		0.93		2.33		292,323	92.34

See Notes to Financial Statements.	353

Financial Highlights (unaudited)(continued)

CONVERTIBLE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
			Net	Total
	Net		realized	from
	asset	Net	and	invest-
	value,	invest-	unrealized	ment	Net	Net	Total
	beginning	ment	gain	opera-	investment	realized	distri-
	of period	income(a)	(loss)	tions	income	gain	butions
Class P
5/31/2017(c)	$11.81	$0.11	$0.99	$1.10	$(0.26)	$–	$(0.26)
11/30/2016	11.28	0.27	0.66	0.93	(0.40)	–	(0.40)
11/30/2015	13.75	0.16	(1.00)	(0.84)	(0.31)	(1.32)	(1.63)
11/30/2014	13.80	0.11	1.00	1.11	(0.26)	(0.90)	(1.16)
11/30/2013	11.23	0.15	2.66	2.81	(0.24)	–	(0.24)
11/30/2012	10.44	0.21	0.85	1.06	(0.27)	–	(0.27)
Class R2
5/31/2017(c)	11.79	0.10	0.99	1.09	(0.25)	–	(0.25)
11/30/2016	11.26	0.22	0.66	0.88	(0.35)	–	(0.35)
11/30/2015	13.73	0.12	(1.00)	(0.88)	(0.27)	(1.32)	(1.59)
11/30/2014	13.78	0.09	1.00	1.09	(0.24)	(0.90)	(1.14)
11/30/2013	11.22	0.12	2.66	2.78	(0.22)	–	(0.22)
11/30/2012	10.43	0.19	0.85	1.04	(0.25)	–	(0.25)
Class R3
5/31/2017(c)	11.60	0.11	0.97	1.08	(0.26)	–	(0.26)
11/30/2016	11.09	0.23	0.66	0.89	(0.38)	–	(0.38)
11/30/2015	13.55	0.14	(0.99)	(0.85)	(0.29)	(1.32)	(1.61)
11/30/2014	13.62	0.10	0.99	1.09	(0.26)	(0.90)	(1.16)
11/30/2013	11.09	0.14	2.63	2.77	(0.24)	–	(0.24)
11/30/2012	10.31	0.20	0.84	1.04	(0.26)	–	(0.26)
Class R4
5/31/2017(c)	11.64	0.12	0.97	1.09	(0.27)	–	(0.27)
11/30/2016	11.14	0.25	0.66	0.91	(0.41)	–	(0.41)
6/30/2015 to 11/30/2015(f)	12.11	0.08	(1.00)	(0.92)	(0.05)	–	(0.05)
Class R5
5/31/2017(c)	11.70	0.14	0.98	1.12	(0.29)	–	(0.29)
11/30/2016	11.19	0.29	0.65	0.94	(0.43)	–	(0.43)
6/30/2015 to 11/30/2015(f)	12.16	0.09	(1.00)	(0.91)	(0.06)	–	(0.06)
Class R6
5/31/2017(c)	11.71	0.15	0.97	1.12	(0.29)	–	(0.29)
11/30/2016	11.19	0.33	0.62	0.95	(0.43)	–	(0.43)
6/30/2015 to 11/30/2015(f)	12.16	0.09	(1.00)	(0.91)	(0.06)	–	(0.06)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for classes A, B and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Commenced on April 4, 2017.
(f)	Commenced on June 30, 2015.
(g)	Annualized.

354	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
			Total
			expenses
			after
Net			waivers				Net		Net
asset			and/or				invest-		assets,	Portfolio
value,	Total		reimburse-		Total		ment		end of	turnover
end of	return		ments		expenses		income		period	rate
period	(%)(b)		(%)		(%)		(%)		(000)	(%)

$12.65	9.48	(d)	0.64	(d)	0.64	(d)	0.93	(d)	$35	129.59	(d)
11.81	8.48		1.18		1.25		2.44		32	241.03
11.28	(6.81)		1.17		1.22		1.35		46	223.11
13.75	8.77		1.31		1.36		0.84		51	174.32
13.80	25.45		1.30		1.36		1.18		43	160.16
11.23	10.24		1.31		1.37		1.90		29	92.34

12.63	9.42	(d)	0.71	(d)	0.72	(d)	0.85	(d)	139	129.59	(d)
11.79	8.07		1.47		1.54		2.03		125	241.03
11.26	(7.10)		1.46		1.52		1.02		252	223.11
13.73	8.65		1.46		1.51		0.70		380	174.32
13.78	25.19		1.45		1.52		0.99		161	160.16
11.22	10.14		1.46		1.52		1.72		90	92.34

12.42	9.46	(d)	0.66	(d)	0.66	(d)	0.95	(d)	4,881	129.59	(d)
11.60	8.26		1.35		1.43		2.15		2,939	241.03
11.09	(7.00)		1.35		1.41		1.17		3,074	223.11
13.55	8.73		1.36		1.41		0.79		3,143	174.32
13.62	25.38		1.35		1.41		1.11		1,924	160.16
11.09	10.24		1.36		1.42		1.85		915	92.34

12.46	9.56	(d)	0.54	(d)	0.54	(d)	1.03	(d)	50	129.59	(d)
11.64	8.53		1.09		1.16		2.21		47	241.03
11.14	(7.56	)(d)	1.10	(g)	1.18	(g)	1.65	(g)	9	223.11

12.53	9.73	(d)	0.42	(d)	0.42	(d)	1.18	(d)	13	129.59	(d)
11.70	8.82		0.87		0.92		2.67		10	241.03
11.19	(7.47	)(d)	0.86	(g)	0.93	(g)	1.89	(g)	9	223.11

12.54	9.72	(d)	0.40	(d)	0.40	(d)	1.22	(d)	1,585	129.59	(d)
11.71	8.92		0.83		0.85		2.96		115	241.03
11.19	(7.47	)(d)	0.81	(g)	0.84	(g)	1.94	(g)	9	223.11

See Notes to Financial Statements.	355

Financial Highlights (unaudited)(continued)

CORE FIXED INCOME FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
			Net	Total
	Net		realized	from
	asset	Net	and	invest-
	value,	invest-	unrealized	ment	Net	Net	Total
	beginning	ment	gain	opera-	investment	realized	distri-
	of period	income(a)	(loss)	tions	income	gain	butions
Class A
5/31/2017(c)	$10.80	$0.09	$0.16	$0.25	$(0.12)	$–	$(0.12)
11/30/2016	10.86	0.18	0.04	0.22	(0.26)	(0.02)	(0.28)
11/30/2015	11.11	0.18	(0.16)	0.02	(0.27)	–	(0.27)
11/30/2014	10.78	0.14	0.45	0.59	(0.26)	–	(0.26)
11/30/2013	11.40	0.13	(0.33)	(0.20)	(0.24)	(0.18)	(0.42)
11/30/2012	11.21	0.16	0.59	0.75	(0.30)	(0.26)	(0.56)
Class B
5/31/2017(c)	10.77	0.05	0.15	0.20	(0.08)	–	(0.08)
11/30/2016	10.83	0.10	0.03	0.13	(0.17)	(0.02)	(0.19)
11/30/2015	11.08	0.09	(0.16)	(0.07)	(0.18)	–	(0.18)
11/30/2014	10.75	0.06	0.44	0.50	(0.17)	–	(0.17)
11/30/2013	11.37	0.04	(0.33)	(0.29)	(0.15)	(0.18)	(0.33)
11/30/2012	11.18	0.07	0.59	0.66	(0.21)	(0.26)	(0.47)
Class C
5/31/2017(c)	10.75	0.06	0.16	0.22	(0.09)	–	(0.09)
11/30/2016	10.81	0.11	0.04	0.15	(0.19)	(0.02)	(0.21)
11/30/2015	11.06	0.11	(0.16)	(0.05)	(0.20)	–	(0.20)
11/30/2014	10.73	0.07	0.45	0.52	(0.19)	–	(0.19)
11/30/2013	11.35	0.06	(0.34)	(0.28)	(0.16)	(0.18)	(0.34)
11/30/2012	11.16	0.08	0.60	0.68	(0.23)	(0.26)	(0.49)
Class F
5/31/2017(c)	10.80	0.09	0.17	0.26	(0.13)	–	(0.13)
11/30/2016	10.86	0.19	0.04	0.23	(0.27)	(0.02)	(0.29)
11/30/2015	11.11	0.19	(0.16)	0.03	(0.28)	–	(0.28)
11/30/2014	10.78	0.15	0.45	0.60	(0.27)	–	(0.27)
11/30/2013	11.40	0.14	(0.33)	(0.19)	(0.25)	(0.18)	(0.43)
11/30/2012	11.20	0.17	0.60	0.77	(0.31)	(0.26)	(0.57)
Class F3
4/4/2017 to 5/31/2017(c)(e)	10.84	0.03	0.10	0.13	(0.04)	–	(0.04)
Class I
5/31/2017(c)	10.80	0.10	0.15	0.25	(0.13)	–	(0.13)
11/30/2016	10.86	0.21	0.03	0.24	(0.28)	(0.02)	(0.30)
11/30/2015	11.11	0.20	(0.16)	0.04	(0.29)	–	(0.29)
11/30/2014	10.78	0.16	0.45	0.61	(0.28)	–	(0.28)
11/30/2013	11.40	0.15	(0.33)	(0.18)	(0.26)	(0.18)	(0.44)
11/30/2012	11.20	0.18	0.60	0.78	(0.32)	(0.26)	(0.58)

356	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:
		Total
		expenses
		after
Net		waivers				Net		Net
asset		and/or				invest-		assets,	Portfolio
value,	Total	reimburse-		Total		ment		end of	turnover
end of	return	ments		expenses		income		period	rate
period	(%)(b)	(%)		(%)		(%)		(000)	(%)

$10.93	2.36 (d)	0.32	(d)	0.42	(d)	0.83	(d)	$463,210	195.27	(d)
10.80	2.00	0.66		0.86		1.65		478,353	555.90
10.86	0.18	0.66		0.86		1.62		434,185	493.56
11.11	5.52	0.84		0.85		1.30		399,393	575.68
10.78	(1.79)	0.85		0.85		1.16		401,904	735.06
11.40	6.94	0.86		0.86		1.38		482,408	640.88

10.89	1.87 (d)	0.72	(d)	0.82	(d)	0.43	(d)	1,545	195.27	(d)
10.77	1.19	1.46		1.66		0.87		3,182	555.90
10.83	(0.62)	1.45		1.65		0.81		4,971	493.56
11.08	4.70	1.64		1.65		0.51		7,020	575.68
10.75	(2.58)	1.66		1.66		0.37		8,512	735.06
11.37	6.11	1.66		1.66		0.62		13,319	640.88

10.88	2.05 (d)	0.63	(d)	0.73	(d)	0.52	(d)	70,860	195.27	(d)
10.75	1.36	1.28		1.48		1.03		86,326	555.90
10.81	(0.45)	1.28		1.48		0.99		80,477	493.56
11.06	4.89	1.46		1.47		0.68		82,120	575.68
10.73	(2.45)	1.51		1.51		0.51		94,953	735.06
11.35	6.28	1.51		1.51		0.74		140,543	640.88

10.93	2.41 (d)	0.27	(d)	0.37	(d)	0.87	(d)	453,805	195.27	(d)
10.80	2.09	0.55		0.75		1.76		381,062	555.90
10.86	0.28	0.56		0.76		1.71		397,366	493.56
11.11	5.63	0.73		0.75		1.40		353,154	575.68
10.78	(1.70)	0.75		0.75		1.26		297,303	735.06
11.40	7.14	0.76		0.76		1.48		333,725	640.88

10.93	1.23 (d)	0.05	(d)(e)	0.08	(d)(e)	0.27	(d)(e)	10	195.27	(d)

10.92	2.37 (d)	0.22	(d)	0.32	(d)	0.93	(d)	179,704	195.27	(d)
10.80	2.20	0.46		0.66		1.88		152,207	555.90
10.86	0.38	0.46		0.66		1.81		356,372	493.56
11.11	5.73	0.64		0.65		1.51		407,023	575.68
10.78	(1.60)	0.66		0.66		1.36		421,016	735.06
11.40	7.25	0.66		0.66		1.59		133,018	640.88

See Notes to Financial Statements.	357

Financial Highlights (unaudited)(continued)

CORE FIXED INCOME FUND

		Per Share Operating Performance:

		Investment Operations:			Distributions to shareholders from:
			Net	Total
	Net		realized	from
	asset	Net	and	invest-
	value,	invest-	unrealized	ment	Net	Net	Total
	beginning	ment	gain	opera-	investment	realized	distri-
	of period	income(a)	(loss)	tions	income	gain	butions
Class P
5/31/2017(c)	$10.84	$0.08	$0.18	$0.26	$(0.13)	$–	$(0.13)
11/30/2016	10.90	0.16	0.03	0.19	(0.23)	(0.02)	(0.25)
11/30/2015	11.15	0.16	(0.16)	–	(0.25)	–	(0.25)
11/30/2014	10.82	0.12	0.44	0.56	(0.23)	–	(0.23)
11/30/2013	11.44	0.10	(0.33)	(0.23)	(0.21)	(0.18)	(0.39)
11/30/2012	11.25	0.13	0.59	0.72	(0.27)	(0.26)	(0.53)
Class R2
5/31/2017(c)	10.80	0.07	0.16	0.23	(0.10)	–	(0.10)
11/30/2016	10.86	0.13	0.04	0.17	(0.21)	(0.02)	(0.23)
11/30/2015	11.12	0.13	(0.16)	(0.03)	(0.23)	–	(0.23)
11/30/2014	10.78	0.10	0.46	0.56	(0.22)	–	(0.22)
11/30/2013	11.40	0.08	(0.33)	(0.25)	(0.19)	(0.18)	(0.37)
11/30/2012	11.21	0.11	0.60	0.71	(0.26)	(0.26)	(0.52)
Class R3
5/31/2017(c)	10.80	0.07	0.17	0.24	(0.11)	–	(0.11)
11/30/2016	10.86	0.15	0.03	0.18	(0.22)	(0.02)	(0.24)
11/30/2015	11.11	0.15	(0.16)	(0.01)	(0.24)	–	(0.24)
11/30/2014	10.78	0.11	0.45	0.56	(0.23)	–	(0.23)
11/30/2013	11.40	0.10	(0.34)	(0.24)	(0.20)	(0.18)	(0.38)
11/30/2012	11.21	0.12	0.60	0.72	(0.27)	(0.26)	(0.53)
Class R4
5/31/2017(c)	10.80	0.09	0.16	0.25	(0.12)	–	(0.12)
11/30/2016	10.86	0.17	0.04	0.21	(0.25)	(0.02)	(0.27)
6/30/2015 to 11/30/2015(f)	10.93	0.08	(0.04)	0.04	(0.11)	–	(0.11)
Class R5
5/31/2017(c)	10.80	0.10	0.16	0.26	(0.13)	–	(0.13)
11/30/2016	10.86	0.20	0.04	0.24	(0.28)	(0.02)	(0.30)
6/30/2015 to 11/30/2015(f)	10.93	0.09	(0.04)	0.05	(0.12)	–	(0.12)
Class R6
5/31/2017(c)	10.80	0.11	0.15	0.26	(0.14)	–	(0.14)
11/30/2016	10.85	0.22	0.04	0.26	(0.29)	(0.02)	(0.31)
6/30/2015 to 11/30/2015(f)	10.93	0.09	(0.04)	0.05	(0.13)	–	(0.13)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for classes A, B and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Commenced on April 4, 2017.
(f)	Commenced on June 30, 2015.
(g)	Amount is less than $1,000. (h) Annualized.

358	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
			Total
			expenses
			after
Net			waivers				Net		Net
asset			and/or				invest-		assets,	Portfolio
value,	Total		reimburse-		Total		ment		end of	turnover
end of	return		ments		expenses		income		period	rate
period	(%)(b)		(%)		(%)		(%)		(000)	(%)

$10.97	2.44	(d)	0.43	(d)	0.53	(d)	0.72	(d)	$– (g)	129.59	(d)
10.84	1.79		0.88		1.08		1.45		12	555.90
10.90	(0.01)		0.87		1.06		1.42		12	493.56
11.15	5.26		1.09		1.09		1.06		12	575.68
10.82	(2.03)		1.11		1.11		0.92		47	735.06
11.44	6.67		1.11		1.11		1.15		265	640.88

10.93	2.16	(d)	0.52	(d)	0.62	(d)	0.62	(d)	895	129.59	(d)
10.80	1.59		1.05		1.25		1.22		655	555.90
10.86	(0.31)		1.05		1.25		1.19		258	493.56
11.12	5.19		1.25		1.25		0.90		478	575.68
10.78	(2.19)		1.26		1.26		0.77		1,894	735.06
11.40	6.52		1.26		1.26		1.00		1,792	640.88

10.93	2.22	(d)	0.46	(d)	0.56	(d)	0.68	(d)	18,432	129.59	(d)
10.80	1.70		0.95		1.15		1.36		21,240	555.90
10.86	(0.12)		0.95		1.15		1.33		28,112	493.56
11.11	5.21		1.13		1.15		1.01		19,276	575.68
10.78	(2.09)		1.15		1.15		0.87		20,990	735.06
11.40	6.63		1.16		1.16		1.09		21,304	640.88

10.93	2.34	(d)	0.34	(d)	0.44	(d)	0.79	(d)	2,290	129.59	(d)
10.80	1.97		0.71		0.91		1.52		815	555.90
10.86	0.37	(d)	0.69	(h)	0.89	(h)	1.71	(h)	10	493.56

10.93	2.47	(d)	0.22	(d)	0.32	(d)	0.92	(d)	770	129.59	(d)
10.80	2.24		0.45		0.65		1.78		327	555.90
10.86	0.48	(d)	0.43	(h)	0.63	(h)	1.96	(h)	10	493.56

10.92	2.43	(d)	0.17	(d)	0.27	(d)	0.97	(d)	38,971	129.59	(d)
10.80	2.42		0.34		0.54		1.97		34,585	555.90
10.85	0.43	(d)	0.37	(h)	0.57	(h)	2.02	(h)	31,887	493.56

See Notes to Financial Statements.	359

Financial Highlights (unaudited)(continued)

CORE PLUS BOND FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
				Total
	Net		Net	from
	asset	Net	realized	invest-
	value,	invest-	and	ment	Net	Net	Total
	beginning	ment	unrealized	opera-	investment	realized	distri-
	of period	income(a)	gain	tions	income	gain	butions
Class A
5/31/2017(c)	$15.03	$0.20	$0.34	$0.54	$(0.25)	$(0.10)	$(0.35)
12/2/2015 to 11/30/2016(e)	15.00	0.43	0.14	0.57	(0.54)	–	(0.54)
Class C
5/31/2017(c)	15.04	0.14	0.34	0.48	(0.19)	(0.10)	(0.19)
12/2/2015 to 11/30/2016(e)	15.00	0.31	0.15	0.46	(0.42)	–	(0.42)
Class F
5/31/2017(c)	15.03	0.20	0.34	0.54	(0.25)	(0.10)	(0.35)
12/2/2015 to 11/30/2016(e)	15.00	0.45	0.13	0.58	(0.55)	–	(0.55)
Class F3
4/4/2017 to 5/31/2017(c)(g)	15.08	0.07	0.15	0.22	(0.08)	–	(0.08)
Class I
5/31/2017(c)	15.03	0.21	0.34	0.55	(0.26)	(0.10)	(0.36)
12/2/2015 to 11/30/2016(e)	15.00	0.46	0.14	0.60	(0.57)	–	(0.57)
Class R2
5/31/2017(c)	15.03	0.16	0.35	0.51	(0.22)	(0.10)	(0.32)
12/2/2015 to 11/30/2016(e)	15.00	0.37	0.14	0.51	(0.48)	–	(0.48)
Class R3
5/31/2017(c)	15.03	0.17	0.34	0.51	(0.22)	(0.10)	(0.32)
12/2/2015 to 11/30/2016(e)	15.00	0.39	0.13	0.52	(0.49)	–	(0.49)
Class R4
5/31/2017(c)	15.03	0.19	0.34	0.53	(0.24)	(0.10)	(0.34)
12/2/2015 to 11/30/2016(e)	15.00	0.42	0.14	0.56	(0.53)	–	(0.53)
Class R5
5/31/2017(c)	15.03	0.21	0.34	0.55	(0.26)	(0.10)	(0.36)
12/2/2015 to 11/30/2016(e)	15.00	0.46	0.14	0.60	(0.57)	–	(0.57)
Class R6
5/31/2017(c)	15.03	0.22	0.34	0.56	(0.27)	(0.10)	(0.37)
12/2/2015 to 11/30/2016(e)	15.00	0.48	0.14	0.62	(0.59)	–	(0.59)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Commenced on December 2, 2015.
(f)	Annualized.
(g)	Commenced on April 4, 2017.

360	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
			Total
			expenses
			after
Net			waivers				Net		Net
asset			and/or				invest-		assets,	Portfolio
value,	Total		reimburse-		Total		ment		end of	turnover
end of	return		ments		expenses		income		period	rate
period	(%)(b)		(%)		(%)		(%)		(000)	(%)

$15.22	3.60	(d)	0.34	(d)	1.31	(d)	1.30	(d)	$5,683	164.58	(d)
15.03	3.81	(d)	0.68	(f)	2.25	(f)	2.88	(f)	5,366	389.67

15.23	3.22	(d)	0.71	(d)	1.68	(d)	0.93	(d)	454	164.58	(d)
15.04	3.09	(d)	1.46	(f)	3.08	(f)	2.07	(f)	259	389.67

15.22	3.65	(d)	0.29	(d)	1.26	(d)	1.34	(d)	5,384	164.58	(d)
15.03	3.92	(d)	0.58	(f)	2.15	(f)	2.97	(f)	5,119	389.67

15.22	1.23	(d)	0.06	(d)	0.41	(d)	0.45	(d)	10	164.58	(d)

15.22	3.70	(d)	0.24	(d)	1.21	(d)	1.40	(d)	108	164.58	(d)
15.03	4.02	(d)	0.48	(f)	2.05	(f)	3.08	(f)	104	389.67

15.22	3.40	(d)	0.54	(d)	1.51	(d)	1.08	(d)	27	164.58	(d)
15.03	3.41	(d)	1.08	(f)	2.64	(f)	2.47	(f)	26	389.67

15.22	3.45	(d)	0.48	(d)	1.45	(d)	1.14	(d)	27	164.58	(d)
15.03	3.51	(d)	0.97	(f)	2.53	(f)	2.57	(f)	26	389.67

15.22	3.58	(d)	0.37	(d)	1.34	(d)	1.25	(d)	27	164.58	(d)
15.03	3.76	(d)	0.73	(f)	2.29	(f)	2.81	(f)	26	389.67

15.22	3.70	(d)	0.24	(d)	1.21	(d)	1.38	(d)	27	164.58	(d)
15.03	4.01	(d)	0.49	(f)	2.05	(f)	3.06	(f)	26	389.67

15.22	3.77	(d)	0.18	(d)	1.21	(d)	1.44	(d)	27	164.58	(d)
15.03	4.17	(d)	0.33	(f)	1.96	(f)	3.22	(f)	26	389.67

See Notes to Financial Statements.	361

Financial Highlights (unaudited)(continued)

CORPORATE BOND FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset	Net	Net		Net
	value,	investment	realized and	Total from	invest-
	beginning	income	unrealized	investment	ment
	of period	(loss)(a)	gain	operations	income
Class A
4/19/2017 to 5/31/2017(c)(d)	$10.00	$0.03	$0.05	$0.08	$(0.04)
Class C
4/19/2017 to 5/31/2017(c)(d)	10.00	0.02	0.04	0.06	(0.03)
Class F
4/19/2017 to 5/31/2017(c)(d)	10.00	0.03	0.05	0.08	(0.04)
Class F3
4/19/2017 to 5/31/2017(c)(d)	10.00	0.03	0.05	0.08	(0.04)
Class I
4/19/2017 to 5/31/2017(c)(d)	10.00	0.03	0.05	0.08	(0.04)
Class R2
4/19/2017 to 5/31/2017(c)(d)	10.00	0.02	0.06	0.08	(0.04)
Class R3
4/19/2017 to 5/31/2017(c)(d)	10.00	0.03	0.05	0.08	(0.04)
Class R4
4/19/2017 to 5/31/2017(c)(d)	10.00	0.03	0.05	0.08	(0.04)
Class R5
4/19/2017 to 5/31/2017(c)(d)	10.00	0.03	0.05	0.08	(0.04)
Class R6
4/19/2017 to 5/31/2017(c)(d)	10.00	0.03	0.05	0.08	(0.04)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Commenced on April 19, 2017.
(e)	Not annualized.

362	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

		Total
		expenses after
Net asset		waivers and/or				Net		Net assets,	Portfolio
value,	Total	reimburse-		Total		investment		end of	turnover
end of	return	ments		expenses		income		period	rate
period	(%)(b)	(%)		(%)		(%)		(000)	(%)
$10.04	0.79	0.08	(e)	0.48	(e)	0.29	(e)	$302	30.29	(e)

10.03	0.61	0.17	(e)	0.57	(e)	0.20	(e)	71	30.29	(e)

10.04	0.80	0.07	(e)	0.47	(e)	0.30	(e)	1,511	30.29	(e)

10.04	0.82	0.04	(e)	0.44	(e)	0.32	(e)	1,512	30.29	(e)

10.04	0.81	0.05	(e)	0.46	(e)	0.31	(e)	50	30.29	(e)

10.04	0.75	0.12	(e)	0.53	(e)	0.24	(e)	25	30.29	(e)

10.04	0.76	0.11	(e)	0.51	(e)	0.25	(e)	25	30.29	(e)

10.04	0.79	0.08	(e)	0.48	(e)	0.28	(e)	25	30.29	(e)

10.04	0.81	0.06	(e)	0.45	(e)	0.31	(e)	25	30.29	(e)

10.04	0.82	0.04	(e)	0.44	(e)	0.32	(e)	1,512	30.29	(e)

See Notes to Financial Statements.	363

Financial Highlights (unaudited)(continued)

FLOATING RATE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
			Net	Total
	Net		realized	from
	asset	Net	and	invest-
	value,	invest-	unrealized	ment	Net	Net	Total
	beginning	ment	gain	opera-	investment	realized	distri-
	of period	income(a)	(loss)	tions	income	gain	butions
Class A
5/31/2017(c)	$9.17	$0.20	$0.05	$0.25	$(0.21)	$–	$(0.21)
11/30/2016	8.89	0.41	0.28	0.69	(0.41)	–	(0.41)
11/30/2015	9.30	0.40	(0.41)	(0.01)	(0.40)	–	(0.40)
11/30/2014	9.51	0.43	(0.19)	0.24	(0.43)	(0.02)	(0.45)
11/30/2013	9.37	0.43	0.16	0.59	(0.45)	–	(0.45)
11/30/2012	8.98	0.49	0.39	0.88	(0.49)	–	(0.49)
Class C
5/31/2017(c)	9.17	0.18	0.05	0.23	(0.18)	–	(0.18)
11/30/2016	8.89	0.35	0.28	0.63	(0.35)	–	(0.35)
11/30/2015	9.31	0.34	(0.42)	(0.08)	(0.34)	–	(0.34)
11/30/2014	9.51	0.37	(0.18)	0.19	(0.37)	(0.02)	(0.39)
11/30/2013	9.38	0.37	0.14	0.51	(0.38)	–	(0.38)
11/30/2012	8.98	0.43	0.40	0.83	(0.43)	–	(0.43)
Class F
5/31/2017(c)	9.16	0.21	0.04	0.25	(0.21)	–	(0.21)
11/30/2016	8.88	0.42	0.28	0.70	(0.42)	–	(0.42)
11/30/2015	9.29	0.41	(0.41)	–	(0.41)	–	(0.41)
11/30/2014	9.50	0.44	(0.19)	0.25	(0.44)	(0.02)	(0.46)
11/30/2013	9.36	0.44	0.15	0.59	(0.45)	–	(0.45)
11/30/2012	8.97	0.50	0.39	0.89	(0.50)	–	(0.50)
Class F3
4/4/2017 to 5/31/2017(c)(e)	9.23	0.07	(0.01)	0.06	(0.07)	–	(0.07)
Class I
5/31/2017(c)	9.17	0.21	0.05	0.26	(0.21)	–	(0.21)
11/30/2016	8.89	0.43	0.28	0.71	(0.43)	–	(0.43)
11/30/2015	9.31	0.42	(0.42)	–	(0.42)	–	(0.42)
11/30/2014	9.51	0.45	(0.18)	0.27	(0.45)	(0.02)	(0.47)
11/30/2013	9.38	0.45	0.14	0.59	(0.46)	–	(0.46)
11/30/2012	8.98	0.51	0.40	0.91	(0.51)	–	(0.51)
Class R2
5/31/2017(c)	9.18	0.19	0.04	0.23	(0.19)	–	(0.19)
11/30/2016	8.90	0.37	0.28	0.65	(0.37)	–	(0.37)
11/30/2015	9.31	0.36	(0.41)	(0.05)	(0.36)	–	(0.36)
11/30/2014	9.52	0.40	(0.19)	0.21	(0.40)	(0.02)	(0.42)
11/30/2013	9.38	0.40	0.15	0.55	(0.41)	–	(0.41)
11/30/2012	8.99	0.45	0.39	0.84	(0.45)	–	(0.45)

364	See Notes to Financial Statements.

			Ratios to Average Net Assets:				Supplemental Data:

Net					Net		Net
asset					invest-		assets,	Portfolio
value,	Total		Total		ment		end of	turnover
end of	return		expenses		income		period	rate
period	(%)(b)		(%)		(%)		(000)	(%)

$9.21	2.70	(d)	0.38	(d)	2.22	(d)	$3,778,119	39.67	(d)
9.17	7.95		0.80		4.56		3,003,142	77.85
8.89	(0.14)		0.80		4.35		2,365,305	76.93
9.30	2.54		0.80		4.57		2,856,709	91.11
9.51	6.36		0.80		4.55		3,585,657	87.52
9.37	9.99		0.81		5.27		1,406,702	81.48

9.22	2.49	(d)	0.70	(d)	1.91	(d)	1,696,031	39.67	(d)
9.17	7.29		1.43		3.95		1,547,969	77.85
8.89	(0.88)		1.44		3.72		1,479,103	76.93
9.31	1.95		1.49		3.89		1,740,187	91.11
9.51	5.57		1.45		3.94		1,864,537	87.52
9.38	9.39		1.48		4.62		952,176	81.48

9.20	2.74	(d)	0.33	(d)	2.26	(d)	5,594,155	39.67	(d)
9.16	8.06		0.70		4.64		3,564,772	77.85
8.88	(0.05)		0.70		4.45		2,073,567	76.93
9.29	2.64		0.70		4.67		2,387,227	91.11
9.50	6.47		0.70		4.64		2,591,702	87.52
9.36	10.11		0.71		5.37		930,578	81.48

9.22	0.62	(d)	0.08	(d)(e)	0.73	(d)(e)	10	39.67	(d)

9.22	2.91	(d)	0.28	(d)(e)	2.31	(d)(e)	1,053,438	39.67	(d)
9.17	8.16		0.60		4.75		605,018	77.85
8.89	(0.05)		0.60		4.54		366,250	76.93
9.31	2.85		0.60		4.76		435,250	91.11
9.51	6.46		0.60		4.76		593,427	87.52
9.38	10.32		0.62		5.48		211,974	81.48

9.22	2.50	(d)	0.58	(d)	2.02	(d)	1,546	39.67	(d)
9.18	7.53		1.20		4.16		751	77.85
8.90	(0.53)		1.20		3.95		452	76.93
9.31	2.14		1.20		4.19		670	91.11
9.52	5.85		1.20		4.24		601	87.52
9.38	9.68		1.21		4.90		346	81.48

See Notes to Financial Statements.	365

Financial Highlights (unaudited)(continued)

FLOATING RATE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
			Net	Total
	Net		realized	from
	asset	Net	and	invest-
	value,	invest-	unrealized	ment	Net	Net	Total
	beginning	ment	gain	opera-	investment	realized	distri-
	of period	income(a)	(loss)	tions	income	gain	butions
Class R3
5/31/2017(c)	$9.17	$0.19	$0.05	$0.24	$(0.19)	$–	$(0.19)
11/30/2016	8.89	0.38	0.28	0.66	(0.38)	–	(0.38)
11/30/2015	9.31	0.37	(0.42)	(0.05)	(0.37)	–	(0.37)
11/30/2014	9.51	0.41	(0.19)	0.22	(0.40)	(0.02)	(0.42)
11/30/2013	9.37	0.40	0.16	0.56	(0.42)	–	(0.42)
11/30/2012	8.98	0.46	0.39	0.85	(0.46)	–	(0.46)
Class R4
5/31/2017(c)	9.17	0.20	0.04	0.24	(0.20)	–	(0.20)
11/30/2016	8.89	0.41	0.28	0.69	(0.41)	–	(0.41)
6/30/2015 to 11/30/2015(f)	9.21	0.17	(0.32)	(0.15)	(0.17)	–	(0.17)
Class R5
5/31/2017(c)	9.18	0.22	0.05	0.27	(0.22)	–	(0.22)
11/30/2016	8.90	0.43	0.28	0.71	(0.43)	–	(0.43)
6/30/2015 to 11/30/2015(f)	9.22	0.18	(0.32)	(0.14)	(0.18)	–	(0.18)
Class R6
5/31/2017(c)	9.18	0.22	0.04	0.26	(0.22)	–	(0.22)
11/30/2016	8.90	0.44	0.27	0.71	(0.43)	–	(0.43)
6/30/2015 to 11/30/2015(f)	9.22	0.17	(0.31)	(0.14)	(0.18)	–	(0.18)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Commenced on April 4, 2017.
(f)	Commenced on June 30, 2015.
(g)	Annualized.

366	See Notes to Financial Statements.

			Ratios to Average Net Assets:				Supplemental Data:

Net					Net		Net
asset					invest-		assets,	Portfolio
value,	Total		Total		ment		end of	turnover
end of	return		expenses		income		period	rate
period	(%)(b)		(%)		(%)		(000)	(%)

$9.22	2.66	(d)	0.53	(d)	2.08	(d)	$41,048	39.67	(d)
9.17	7.64		1.10		4.28		34,215	77.85
8.89	(0.54)		1.10		4.06		26,232	76.93
9.31	2.35		1.10		4.32		27,205	91.11
9.51	5.96		1.10		4.24		13,680	87.52
9.37	9.79		1.12		5.00		2,629	81.48

9.21	2.67	(d)	0.41	(d)	2.18	(d)	5,858	39.67	(d)
9.17	7.90		0.85		4.45		2,302	77.85
8.89	(1.69	)(d)	0.81	(g)	4.36	(g)	10	76.93

9.23	2.92	(d)	0.29	(d)	2.35	(d)	2,187	39.67	(d)
9.18	8.18		0.60		4.77		303	77.85
8.90	(1.57	)(d)	0.56	(g)	4.62	(g)	10	76.93

9.22	2.82	(d)	0.26	(d)	2.35	(d)	21,518	39.67	(d)
9.18	8.24		0.54		4.84		12,047	77.85
8.90	(1.56	)(d)	0.56	(g)	4.61	(g)	8,144	76.93

See Notes to Financial Statements.	367

Financial Highlights (unaudited)(continued)

HIGH YIELD FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
			Net	Total
	Net		realized	from
	asset	Net	and	invest-
	value,	invest-	unrealized	ment	Net	Net	Total
	beginning	ment	gain	opera-	investment	realized	distri-
	of period	income(a)	(loss)	tions	income	gain	butions
Class A
5/31/2017(c)	$7.41	$0.22	$0.27	$0.49	$(0.22)	$–	$(0.22)
11/30/2016	7.10	0.42	0.33	0.75	(0.44)	–	(0.44)
11/30/2015	7.79	0.39	(0.49)	(0.10)	(0.42)	(0.17)	(0.59)
11/30/2014	8.05	0.43	0.04	0.47	(0.46)	(0.27)	(0.73)
11/30/2013	7.95	0.49	0.31	0.80	(0.52)	(0.18)	(0.70)
11/30/2012	7.32	0.53	0.70	1.23	(0.55)	(0.05)	(0.60)
Class B
5/31/2017(c)	7.38	0.19	0.27	0.46	(0.19)	–	(0.19)
11/30/2016	7.07	0.36	0.33	0.69	(0.38)	–	(0.38)
11/30/2015	7.75	0.33	(0.48)	(0.15)	(0.36)	(0.17)	(0.53)
11/30/2014	8.02	0.37	0.02	0.39	(0.39)	(0.27)	(0.66)
11/30/2013	7.92	0.43	0.30	0.73	(0.45)	(0.18)	(0.63)
11/30/2012	7.29	0.47	0.70	1.17	(0.49)	(0.05)	(0.54)
Class C
5/31/2017(c)	7.38	0.19	0.27	0.46	(0.20)	–	(0.20)
11/30/2016	7.07	0.37	0.33	0.70	(0.39)	–	(0.39)
11/30/2015	7.75	0.34	(0.48)	(0.14)	(0.37)	(0.17)	(0.54)
11/30/2014	8.01	0.38	0.04	0.42	(0.41)	(0.27)	(0.68)
11/30/2013	7.91	0.44	0.30	0.74	(0.46)	(0.18)	(0.64)
11/30/2012	7.29	0.47	0.69	1.16	(0.49)	(0.05)	(0.54)
Class F
5/31/2017(c)	7.41	0.22	0.27	0.49	(0.23)	–	(0.23)
11/30/2016	7.09	0.43	0.33	0.76	(0.44)	–	(0.44)
11/30/2015	7.78	0.40	(0.49)	(0.09)	(0.43)	(0.17)	(0.60)
11/30/2014	8.04	0.43	0.05	0.48	(0.47)	(0.27)	(0.74)
11/30/2013	7.94	0.50	0.30	0.80	(0.52)	(0.18)	(0.70)
11/30/2012	7.32	0.53	0.70	1.23	(0.56)	(0.05)	(0.61)
Class F3
4/4/2017 to 5/31/2017(c)(e)	7.65	0.07	0.07	0.14	(0.07)	–	(0.07)
Class I
5/31/2017(c)	7.45	0.22	0.27	0.49	(0.23)	–	(0.23)
11/30/2016	7.13	0.44	0.33	0.77	(0.45)	–	(0.45)
11/30/2015	7.82	0.41	(0.49)	(0.08)	(0.44)	(0.17)	(0.61)
11/30/2014	8.08	0.44	0.05	0.49	(0.48)	(0.27)	(0.75)
11/30/2013	7.98	0.51	0.30	0.81	(0.53)	(0.18)	(0.71)
11/30/2012	7.35	0.55	0.70	1.25	(0.57)	(0.05)	(0.62)

368	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

			Total
			expenses
			after
Net			waivers				Net		Net
asset			and/or				invest-		assets,	Portfolio
value,	Total		reimburse-		Total		ment		end of	turnover
end of	return		ments		expenses		income		period	rate
period	(%)(b)		(%)		(%)		(%)		(000)	(%)

$7.68	6.71	(d)	0.44	(d)	0.44	(d)	2.83	(d)	$1,507,129	47.21	(d)
7.41	10.93		0.92		0.92		5.88		1,580,591	103.98
7.10	(1.38)		0.93		0.93		5.24		1,156,411	92.62
7.79	6.06		0.94		0.94		5.42		922,139	102.43
8.05	10.52		0.95		0.95		6.18		841,494	107.96
7.95	17.41		0.96		0.96		6.83		785,546	105.74

7.65	6.31	(d)	0.84	(d)	0.84	(d)	2.45	(d)	3,442	47.21	(d)
7.38	10.10		1.72		1.72		5.15		4,984	103.98
7.07	(2.05)		1.74		1.74		4.49		7,084	92.62
7.75	5.10		1.74		1.74		4.67		10,682	102.43
8.02	9.67		1.75		1.75		5.43		13,348	107.96
7.92	16.39		1.76		1.76		6.10		16,382	105.74

7.64	6.23	(d)	0.77	(d)	0.77	(d)	2.50	(d)	511,952	47.21	(d)
7.38	10.24		1.57		1.57		5.25		463,517	103.98
7.07	(1.91)		1.59		1.59		4.62		335,484	92.62
7.75	5.38		1.59		1.59		4.78		345,738	102.43
8.01	9.81		1.62		1.62		5.52		312,747	107.96
7.91	16.53		1.64		1.64		6.15		295,309	105.74

7.67	6.62	(d)	0.38	(d)	0.38	(d)	2.86	(d)	2,476,456	47.21	(d)
7.41	11.19		0.81		0.81		5.96		1,571,281	103.98
7.09	(1.29)		0.84		0.84		5.33		734,257	92.62
7.78	6.16		0.85		0.85		5.47		602,252	102.43
8.04	10.63		0.85		0.85		6.27		394,913	107.96
7.94	17.38		0.86		0.86		6.93		340,845	105.74

7.72	1.86	(d)	0.09	(d)(e)	0.09	(d)(e)	0.93	(d)(e)	10	47.21	(d)

7.71	6.66	(d)	0.34	(d)	0.34	(d)	2.94	(d)	1,777,670	47.21	(d)
7.45	11.29		0.72		0.72		6.11		1,707,793	103.98
7.13	(1.14)		0.74		0.74		5.47		1,909,422	92.62
7.82	6.27		0.75		0.75		5.57		2,259,001	102.43
8.08	10.73		0.75		0.75		6.37		1,180,830	107.96
7.98	17.61		0.76		0.76		7.06		821,545	105.74

See Notes to Financial Statements.	369

Financial Highlights (unaudited)(continued)

HIGH YIELD FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
			Net	Total
	Net		realized	from
	asset	Net	and	invest-
	value,	invest-	unrealized	ment	Net	Net	Total
	beginning	ment	gain	opera-	investment	realized	distri-
	of period	income(a)	(loss)	tions	income	gain	butions
Class P
5/31/2017(c)	$7.52	$0.21	$0.28	$0.49	$(0.22)	$–	$(0.22)
11/30/2016	7.20	0.41	0.34	0.75	(0.43)	–	(0.43)
11/30/2015	7.89	0.38	(0.49)	(0.11)	(0.41)	(0.17)	(0.58)
11/30/2014	8.16	0.42	0.03	0.45	(0.45)	(0.27)	(0.72)
11/30/2013	8.05	0.48	0.31	0.79	(0.50)	(0.18)	(0.68)
11/30/2012	7.42	0.52	0.70	1.22	(0.54)	(0.05)	(0.59)
Class R2
5/31/2017(c)	7.46	0.20	0.28	0.48	(0.21)	–	(0.21)
11/30/2016	7.15	0.40	0.32	0.72	(0.41)	–	(0.41)
11/30/2015	7.83	0.37	(0.49)	(0.12)	(0.39)	(0.17)	(0.56)
11/30/2014	8.10	0.40	0.03	0.43	(0.43)	(0.27)	(0.70)
11/30/2013	8.00	0.46	0.31	0.77	(0.49)	(0.18)	(0.67)
11/30/2012	7.37	0.50	0.70	1.20	(0.52)	(0.05)	(0.57)
Class R3
5/31/2017(c)	7.46	0.21	0.27	0.48	(0.21)	–	(0.21)
11/30/2016	7.14	0.41	0.33	0.74	(0.42)	–	(0.42)
11/30/2015	7.83	0.37	(0.49)	(0.12)	(0.40)	(0.17)	(0.57)
11/30/2014	8.10	0.41	0.03	0.44	(0.44)	(0.27)	(0.71)
11/30/2013	7.99	0.47	0.32	0.79	(0.50)	(0.18)	(0.68)
11/30/2012	7.36	0.51	0.70	1.21	(0.53)	(0.05)	(0.58)
Class R4
5/31/2017(c)	7.41	0.21	0.28	0.49	(0.22)	–	(0.22)
11/30/2016	7.10	0.43	0.32	0.75	(0.44)	–	(0.44)
6/30/2015 to 11/30/2015(f)	7.54	0.16	(0.43)	(0.27)	(0.17)	–	(0.17)
Class R5
5/31/2017(c)	7.44	0.22	0.28	0.50	(0.23)	–	(0.23)
11/30/2016	7.13	0.45	0.32	0.77	(0.46)	–	(0.46)
6/30/2015 to 11/30/2015(f)	7.57	0.17	(0.43)	(0.26)	(0.18)	–	(0.18)
Class R6
5/31/2017(c)	7.45	0.22	0.28	0.50	(0.23)	–	(0.23)
11/30/2016	7.13	0.45	0.33	0.78	(0.46)	–	(0.46)
6/30/2015 to 11/30/2015(f)	7.57	0.18	(0.44)	(0.26)	(0.18)	–	(0.18)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for classes A, B and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Commenced on April 4, 2017.
(f)	Commenced on June 30, 2015.
(g)	Annualized.

370	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
			Total
			expenses
			after
Net			waivers				Net		Net
asset			and/or				invest-		assets,	Portfolio
value,	Total		reimburse-		Total		ment		end of	turnover
end of	return		ments		expenses		income		period	rate
period	(%)(b)		(%)		(%)		(%)		(000)	(%)

$7.79	6.53	(d)	0.56	(d)	0.56	(d)	2.70	(d)	$445	47.21	(d)
7.52	10.76		1.17		1.17		5.71		47	103.98
7.20	(1.52)		1.18		1.18		5.01		275	92.62
7.89	5.68		1.19		1.19		5.20		1,603	102.43
8.16	10.21		1.20		1.20		5.95		1,555	107.96
8.05	17.15		1.21		1.21		6.62		1,399	105.74

7.73	6.48	(d)	0.63	(d)	0.63	(d)	2.64	(d)	14,780	47.21	(d)
7.46	10.49		1.32		1.32		5.53		11,145	103.98
7.15	(1.58)		1.34		1.34		4.88		5,170	92.62
7.83	5.52		1.34		1.34		5.06		4,742	102.43
8.10	10.07		1.35		1.35		5.78		4,967	107.96
8.00	16.90		1.36		1.36		6.48		3,471	105.74

7.73	6.53	(d)	0.58	(d)	0.59	(d)	2.69	(d)	83,291	47.21	(d)
7.46	10.75		1.22		1.22		5.64		71,552	103.98
7.14	(1.62)		1.24		1.24		4.98		45,822	92.62
7.83	5.63		1.24		1.24		5.14		35,169	102.43
8.10	10.18		1.25		1.25		5.89		30,268	107.96
7.99	17.02		1.26		1.26		6.57		21,540	105.74

7.68	6.69	(d)	0.46	(d)	0.46	(d)	2.82	(d)	45,110	47.21	(d)
7.41	10.91		0.97		0.97		5.87		20,934	103.98
7.10	(3.58	)(d)	1.01	(g)	1.04	(g)	5.31	(g)	328	92.62

7.71	6.81	(d)	0.33	(d)	0.34	(d)	2.93	(d)	42,456	47.21	(d)
7.44	11.16		0.72		0.72		6.11		11,010	103.98
7.13	(3.46	)(d)	0.75	(g)	0.75	(g)	5.50	(g)	10	92.62

7.72	6.83	(d)	0.30	(d)	0.30	(d)	2.94	(d)	288,206	47.21	(d)
7.45	11.26		0.62		0.62		6.24		75,756	103.98
7.13	(3.30	)(d)	0.63	(g)	0.65	(g)	5.83	(g)	14,054	92.62

See Notes to Financial Statements.	371

Financial Highlights (unaudited)(continued)

INCOME FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
			Net	Total
	Net		realized	from
	asset	Net	and	invest-
	value,	invest-	unrealized	ment	Net	Net	Total
	beginning	ment	gain	opera-	investment	realized	distri-
	of period	income(a)	(loss)	tions	income	gain	butions
Class A
5/31/2017(c)	$2.76	$0.04	$0.10	$0.14	$(0.05)	$–	$(0.05)
11/30/2016	2.71	0.10	0.07	0.17	(0.12)	–	(0.12)
11/30/2015	2.92	0.10	(0.17)	(0.07)	(0.13)	(0.01)	(0.14)
11/30/2014	2.87	0.11	0.12	0.23	(0.14)	(0.04)	(0.18)
11/30/2013	3.04	0.11	(0.09)	0.02	(0.14)	(0.05)	(0.19)
11/30/2012	2.84	0.12	0.25	0.37	(0.15)	(0.02)	(0.17)
Class B
5/31/2017(c)	2.77	0.03	0.10	0.13	(0.04)	–	(0.04)
11/30/2016	2.71	0.08	0.07	0.15	(0.09)	–	(0.09)
11/30/2015	2.92	0.08	(0.18)	(0.10)	(0.10)	(0.01)	(0.11)
11/30/2014	2.87	0.09	0.12	0.21	(0.12)	(0.04)	(0.16)
11/30/2013	3.04	0.09	(0.09)	–	(0.12)	(0.05)	(0.17)
11/30/2012	2.84	0.10	0.24	0.34	(0.12)	(0.02)	(0.14)
Class C
5/31/2017(c)	2.78	0.03	0.10	0.13	(0.04)	–	(0.04)
11/30/2016	2.72	0.08	0.07	0.15	(0.09)	–	(0.09)
11/30/2015	2.93	0.09	(0.18)	(0.09)	(0.11)	(0.01)	(0.12)
11/30/2014	2.88	0.09	0.12	0.21	(0.12)	(0.04)	(0.16)
11/30/2013	3.05	0.09	(0.09)	–	(0.12)	(0.05)	(0.17)
11/30/2012	2.85	0.10	0.25	0.35	(0.13)	(0.02)	(0.15)
Class F
5/31/2017(c)	2.76	0.04	0.10	0.14	(0.05)	–	(0.05)
11/30/2016	2.71	0.10	0.06	0.16	(0.11)	–	(0.11)
11/30/2015	2.92	0.11	(0.18)	(0.07)	(0.13)	(0.01)	(0.14)
11/30/2014	2.87	0.11	0.12	0.23	(0.14)	(0.04)	(0.18)
11/30/2013	3.04	0.12	(0.09)	0.03	(0.15)	(0.05)	(0.20)
11/30/2012	2.83	0.13	0.25	0.38	(0.15)	(0.02)	(0.17)
Class F3
4/4/2017 to 5/31/2017(c)(e)	2.82	0.02	0.03	0.05	(0.02)	–	(0.02)
Class I
5/31/2017(c)	2.76	0.05	0.09	0.14	(0.05)	–	(0.05)
11/30/2016	2.71	0.10	0.07	0.17	(0.12)	–	(0.12)
11/30/2015	2.92	0.11	(0.18)	(0.07)	(0.13)	(0.01)	(0.14)
11/30/2014	2.87	0.12	0.11	0.23	(0.14)	(0.04)	(0.18)
11/30/2013	3.04	0.12	(0.09)	0.03	(0.15)	(0.05)	(0.20)
11/30/2012	2.84	0.13	0.24	0.37	(0.15)	(0.02)	(0.17)

372	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
			Total
			expenses
			after
Net			waivers				Net		Net
asset			and/or				invest-		assets,	Portfolio
value,	Total		reimburse-		Total		ment		end of	turnover
end of	return		ments		expenses		income		period	rate
period	(%)(b)		(%)		(%)		(%)		(000)	(%)

$2.85	5.08	(d)	0.39	(d)	0.44	(d)	1.53	(d)	$908,367	66.01	(d)
2.76	6.06		0.78		0.90		3.56		907,733	191.76
2.71	(2.46)		0.78		0.90		3.69		1,017,019	163.22
2.92	8.36		0.78		0.88		3.80		1,152,324	211.63
2.87	0.82		0.78		0.88		3.88		1,062,485	272.37
3.04	13.38		0.80		0.87		4.20		1,163,458	265.29

2.86	4.65	(d)	0.79	(d)	0.85	(d)	1.14	(d)	2,284	66.01	(d)
2.77	5.60		1.58		1.70		2.80		3,821	191.76
2.71	(3.23)		1.58		1.70		2.90		5,725	163.22
2.92	7.50		1.58		1.68		3.02		8,511	211.63
2.87	0.02		1.58		1.68		3.09		10,691	272.37
3.04	12.50		1.60		1.67		3.46		14,751	265.29

2.87	4.74	(d)	0.70	(d)	0.75	(d)	1.22	(d)	238,515	66.01	(d)
2.78	5.77		1.41		1.53		2.94		253,848	191.76
2.72	(3.05)		1.42		1.54		3.06		282,552	163.22
2.93	7.65		1.43		1.53		3.16		316,854	211.63
2.88	0.14		1.46		1.56		3.20		323,028	272.37
3.05	12.60		1.46		1.53		3.52		380,364	265.29

2.85	5.13	(d)	0.34	(d)	0.39	(d)	1.56	(d)	613,057	66.01	(d)
2.76	6.16		0.68		0.80		3.64		413,167	191.76
2.71	(2.37)		0.68		0.80		3.78		447,867	163.22
2.92	8.46		0.68		0.78		3.86		437,545	211.63
2.87	0.92		0.68		0.78		3.97		288,858	272.37
3.04	13.48		0.70		0.77		4.25		469,257	265.29

2.85	1.66	(d)	0.07	(d)(e)	0.10	(d)(e)	0.53	(d)(e)	10	66.01	(d)

2.85	5.19	(d)	0.29	(d)	0.34	(d)	1.62	(d)	98,582	66.01	(d)
2.76	6.27		0.58		0.70		3.75		92,523	191.76
2.71	(2.27)		0.58		0.70		3.88		107,266	163.22
2.92	8.57		0.58		0.68		3.98		132,086	211.63
2.87	1.02		0.58		0.68		4.08		89,227	272.37
3.04	13.60		0.60		0.67		4.41		83,794	265.29

See Notes to Financial Statements.	373

Financial Highlights (unaudited)(continued)

INCOME FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R2
5/31/2017(c)	$2.79	$0.04	$0.09	$0.13	$(0.04)	$–	$(0.04)
11/30/2016	2.73	0.09	0.07	0.16	(0.10)	–	(0.10)
11/30/2015	2.95	0.09	(0.18)	(0.09)	(0.12)	(0.01)	(0.13)
11/30/2014	2.90	0.10	0.12	0.22	(0.13)	(0.04)	(0.17)
11/30/2013	3.07	0.10	(0.09)	0.01	(0.13)	(0.05)	(0.18)
11/30/2012	2.86	0.11	0.26	0.37	(0.14)	(0.02)	(0.16)
Class R3
5/31/2017(c)	2.77	0.04	0.10	0.14	(0.05)	–	(0.05)
11/30/2016	2.72	0.09	0.06	0.15	(0.10)	–	(0.10)
11/30/2015	2.93	0.10	(0.18)	(0.08)	(0.12)	(0.01)	(0.13)
11/30/2014	2.88	0.10	0.12	0.22	(0.13)	(0.04)	(0.17)
11/30/2013	3.05	0.11	(0.09)	0.02	(0.14)	(0.05)	(0.19)
11/30/2012	2.85	0.12	0.24	0.36	(0.14)	(0.02)	(0.16)
Class R4
5/31/2017(c)	2.77	0.04	0.10	0.14	(0.05)	–	(0.05)
11/30/2016	2.71	0.09	0.08	0.17	(0.11)	–	(0.11)
6/30/2015 to 11/30/2015(f)	2.81	0.04	(0.09)	(0.05)	(0.05)	–	(0.05)
Class R5
5/31/2017(c)	2.76	0.05	0.09	0.14	(0.05)	–	(0.05)
11/30/2016	2.71	0.10	0.07	0.17	(0.12)	–	(0.12)
6/30/2015 to 11/30/2015(f)	2.81	0.05	(0.10)	(0.05)	(0.05)	–	(0.05)
Class R6
5/31/2017(c)	2.76	0.05	0.09	0.14	(0.05)	–	(0.05)
11/30/2016	2.71	0.11	0.06	0.17	(0.12)	–	(0.12)
6/30/2015 to 11/30/2015(f)	2.81	0.05	(0.09)	(0.04)	(0.06)	–	(0.06)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for classes A, B and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Commenced on April 4, 2017.
(f)	Commenced on June 30, 2015.
(g)	Annualized.

374	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
			Total
			expenses
			after
Net			waivers				Net		Net
asset			and/or				invest-		assets,	Portfolio
value,	Total		reimburse-		Total		ment		end of	turnover
end of	return		ments		expenses		income		period	rate
period	(%)(b)		(%)		(%)		(%)		(000)	(%)

$2.88	4.84	(d)	0.59	(d)	0.64	(d)	1.33	(d)	$1,972	66.01	(d)
2.79	5.99		1.19		1.31		3.23		2,202	191.76
2.73	(3.13)		1.18		1.30		3.30		4,562	163.22
2.95	7.90		1.18		1.28		3.39		4,704	211.63
2.90	0.47		1.18		1.28		3.49		2,831	272.37
3.07	13.25		1.18		1.27		3.71		1,248	265.29

2.86	4.92	(d)	0.54	(d)	0.59	(d)	1.38	(d)	51,458	66.01	(d)
2.77	5.73		1.08		1.20		3.27		54,918	191.76
2.72	(2.73)		1.08		1.20		3.40		60,809	163.22
2.93	8.04		1.08		1.18		3.49		50,081	211.63
2.88	0.55		1.08		1.18		3.61		29,622	272.37
3.05	13.05		1.07		1.16		3.87		14,927	265.29

2.86	5.05	(d)	0.41	(d)	0.47	(d)	1.51	(d)	2,093	66.01	(d)
2.77	6.39		0.83		0.94		3.25		1,459	191.76
2.71	(1.75	)(d)	0.84	(g)	0.97	(g)	3.72	(g)	10	163.22

2.85	5.19	(d)	0.29	(d)	0.34	(d)	1.63	(d)	274	66.01	(d)
2.76	6.28		0.58		0.69		3.51		198	191.76
2.71	(1.64	)(d)	0.58	(g)	0.71	(g)	3.98	(g)	10	163.22

2.85	5.25	(d)	0.23	(d)	0.29	(d)	1.68	(d)	7,051	66.01	(d)
2.76	6.38		0.47		0.59		3.90		3,457	191.76
2.71	(1.60	)(d)	0.47	(g)	0.63	(g)	4.14	(g)	5,098	163.22

See Notes to Financial Statements.	375

Financial Highlights (unaudited)(continued)

INFLATION FOCUSED FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset		Net		Net
	value,	Net	realized and	Total from	invest-
	beginning	investment	unrealized	investment	ment
	of period	income(a)	gain (loss)	operations	income
Class A
5/31/2017(c)	$12.18	$0.11	$(0.09)	$0.02	$(0.23)
11/30/2016	12.27	0.29	0.14	0.43	(0.52)
11/30/2015	13.33	0.28	(0.82)	(0.54)	(0.52)
11/30/2014	14.18	0.29	(0.63)	(0.34)	(0.51)
11/30/2013	14.92	0.27	(0.51)	(0.24)	(0.50)
11/30/2012	14.31	0.34	0.83	1.17	(0.56)
Class C
5/31/2017(c)	12.20	0.07	(0.09)	(0.02)	(0.19)
11/30/2016	12.29	0.22	0.14	0.36	(0.45)
11/30/2015	13.35	0.20	(0.82)	(0.62)	(0.44)
11/30/2014	14.21	0.19	(0.63)	(0.44)	(0.42)
11/30/2013	14.94	0.16	(0.49)	(0.33)	(0.40)
11/30/2012	14.33	0.22	0.84	1.06	(0.45)
Class F
5/31/2017(c)	12.19	0.11	(0.09)	0.02	(0.23)
11/30/2016	12.28	0.30	0.14	0.44	(0.53)
11/30/2015	13.34	0.29	(0.82)	(0.53)	(0.53)
11/30/2014	14.20	0.30	(0.63)	(0.33)	(0.53)
11/30/2013	14.93	0.29	(0.50)	(0.21)	(0.52)
11/30/2012	14.32	0.34	0.84	1.18	(0.57)
Class F3
4/4/2017 to 5/31/2017(c)(e)	12.17	0.04	(0.16)	(0.12)	(0.08)
Class I
5/31/2017(c)	12.18	0.12	(0.08)	0.04	(0.24)
11/30/2016	12.27	0.30	0.15	0.45	(0.54)
11/30/2015	13.33	0.30	(0.82)	(0.52)	(0.54)
11/30/2014	14.18	0.31	(0.62)	(0.31)	(0.54)
11/30/2013	14.92	0.30	(0.51)	(0.21)	(0.53)
11/30/2012	14.30	0.36	0.85	1.21	(0.59)
Class R2
5/31/2017(c)	12.17	0.08	(0.09)	(0.01)	(0.20)
11/30/2016	12.26	0.24	0.14	0.38	(0.47)
11/30/2015	13.32	0.23	(0.82)	(0.59)	(0.47)
11/30/2014	14.18	0.24	(0.64)	(0.40)	(0.46)
11/30/2013	14.92	0.22	(0.51)	(0.29)	(0.45)
11/30/2012	14.31	0.36	0.84	1.20	(0.59)

376	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

			Total
			expenses after
Net asset			waivers and/or				Net		Net assets,	Portfolio
value,	Total		reimburse-		Total		investment		end of	turnover
end of	return		ments		expenses		income		period	rate
period	(%)(b)		(%)		(%)		(%)		(000)	(%)

$11.97	0.11	(d)	0.37	(d)	0.41	(d)	0.93	(d)	$215,904	25.82	(d)
12.18	3.69		0.75		0.92		2.41		276,490	79.02
12.27	(4.13)		0.75		0.96		2.19		359,137	61.78
13.33	(2.47)		0.75		0.83		2.04		438,684	79.03
14.18	(1.60)		0.75		0.78		1.87		460,665	75.69
14.92	8.33		0.75		0.76		2.31		275,039	90.15

11.99	(0.19	)(d)	0.68	(d)	0.72	(d)	0.59	(d)	54,053	25.82	(d)
12.20	3.06		1.37		1.54		1.81		45,158	79.02
12.29	(4.71)		1.38		1.59		1.57		63,659	61.78
13.35	(3.20)		1.45		1.54		1.36		100,136	79.03
14.21	(2.27)		1.50		1.53		1.12		139,952	75.69
14.94	7.49		1.53		1.54		1.52		70,624	90.15

11.98	0.15	(d)	0.32	(d)	0.35	(d)	0.91	(d)	402,385	25.82	(d)
12.19	3.79		0.65		0.81		2.49		187,277	79.02
12.28	(4.03)		0.65		0.86		2.28		152,173	61.78
13.34	(2.44)		0.65		0.75		2.15		324,163	79.03
14.20	(1.44)		0.65		0.68		1.96		264,244	75.69
14.93	8.43		0.65		0.66		2.35		153,471	90.15

11.97	(1.00	)(d)	0.06	(d)(e)	0.09	(d)(e)	0.30	(d)(e)	10	25.82	(d)

11.98	0.21	(d)	0.27	(d)	0.31	(d)	0.99	(d)	495,283	25.82	(d)
12.18	3.98		0.55		0.69		2.56		349,882	79.02
12.27	(3.94)		0.55		0.77		2.38		144,557	61.78
13.33	(2.27)		0.55		0.64		2.25		84,472	79.03
14.18	(1.42)		0.55		0.59		2.08		62,716	75.69
14.92	8.64		0.55		0.56		2.49		9,055	90.15

11.96	(0.09	)(d)	0.57	(d)	0.60	(d)	0.67	(d)	489	25.82	(d)
12.17	3.28		1.15		1.32		2.02		191	79.02
12.26	(4.51)		1.15		1.36		1.79		345	61.78
13.32	(2.92)		1.15		1.25		1.68		319	79.03
14.18	(1.98)		1.13		1.18		1.55		194	75.69
14.92	8.56		0.64		1.09		2.47		29	90.15

See Notes to Financial Statements.	377

Financial Highlights (unaudited)(continued)

INFLATION FOCUSED FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset		Net		Net
	value,	Net	realized and	Total from	invest-
	beginning	investment	unrealized	investment	ment
	of period	income(a)	gain (loss)	operations	income
Class R3
5/31/2017(c)	$12.18	$0.09	$(0.09)	$–	$(0.21)
11/30/2016	12.27	0.25	0.14	0.39	(0.48)
11/30/2015	13.33	0.24	(0.82)	(0.58)	(0.48)
11/30/2014	14.18	0.25	(0.63)	(0.38)	(0.47)
11/30/2013	14.92	0.23	(0.51)	(0.28)	(0.46)
11/30/2012	14.31	0.34	0.83	1.17	(0.56)
Class R4
5/31/2017(c)	12.18	0.11	(0.10)	0.01	(0.22)
11/30/2016	12.27	0.27	0.15	0.42	(0.51)
6/30/2015 to 11/30/2015(f)	12.87	0.11	(0.50)	(0.39)	(0.21)
Class R5
5/31/2017(c)	12.18	0.12	(0.09)	0.03	(0.24)
11/30/2016	12.27	0.31	0.14	0.45	(0.54)
6/30/2015 to 11/30/2015(f)	12.87	0.12	(0.50)	(0.38)	(0.22)
Class R6
5/31/2017(c)	12.18	0.13	(0.09)	0.04	(0.25)
11/30/2016	12.27	0.33	0.14	0.47	(0.56)
6/30/2015 to 11/30/2015(f)	12.87	0.13	(0.50)	(0.37)	(0.23)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Commenced on April 4, 2017.
(f)	Commenced on June 30, 2015.
(g)	Annualized.

378	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

			Total
			expenses after
Net asset			waivers and/or				Net		Net assets,	Portfolio
value,	Total		reimburse-		Total		investment		end of	turnover
end of	return		ments		expenses		income		period	rate
period	(%)(b)		(%)		(%)		(%)		(000)	(%)

$11.97	(0.03	)(d)	0.52	(d)	0.56	(d)	0.76	(d)	$175	25.82	(d)
12.18	3.39		1.05		1.21		2.13		283	79.02
12.27	(4.41)		1.05		1.26		1.90		278	61.78
13.33	(2.75)		1.05		1.15		1.78		202	79.03
14.18	(1.89)		1.04		1.09		1.62		108	75.69
14.92	8.37		0.82		1.05		2.31		28	90.15

11.97	0.09	(d)	0.38	(d)	0.42	(d)	0.89	(d)	797	25.82	(d)
12.18	3.63		0.78		0.91		2.23		110	79.02
12.27	(3.02	)(d)	0.81	(g)	1.06	(g)	2.11	(g)	10	61.78

11.97	0.22	(d)	0.26	(d)	0.29	(d)	1.01	(d)	15	25.82	(d)
12.18	3.89		0.55		0.68		2.59		10	79.02
12.27	(2.92	)(d)	0.55	(g)	0.81	(g)	2.38	(g)	10	61.78

11.97	0.32	(d)	0.18	(d)	0.25	(d)	1.03	(d)	22,082	25.82	(d)
12.18	4.09		0.37		0.52		2.78		10	79.02
12.27	(2.87	)(d)	0.43	(g)	0.55	(g)	2.50	(g)	10	61.78

See Notes to Financial Statements.	379

Financial Highlights (unaudited)(continued)

SHORT DURATION CORE BOND FUND

		Per Share Operating Performance:
					Distributions
					to
					shareholders
		Investment Operations:			from:
				Total
	Net		Net	from
	asset	Net	realized	invest-	Net
	value,	invest-	and	ment	invest-
	beginning	ment	unrealized	opera-	ment
	of period	income(a)	gain	tions	income
Class A
4/19/2017 to 5/31/2017(c)(d)	$10.00	$0.01	$0.02	$0.03	$(0.02)
Class C
4/19/2017 to 5/31/2017(c)(d)	10.00	–	0.02	0.02	(0.02)
Class F
4/19/2017 to 5/31/2017(c)(d)	10.00	0.01	0.02	0.03	(0.03)
Class F3
4/19/2017 to 5/31/2017(c)(d)	10.00	0.02	0.02	0.04	(0.03)
Class I
4/19/2017 to 5/31/2017(c)(d)	10.00	0.02	0.01	0.03	(0.03)
Class R2
4/19/2017 to 5/31/2017(c)(d)	10.00	0.01	0.01	0.02	(0.02)
Class R3
4/19/2017 to 5/31/2017(c)(d)	10.00	0.01	0.01	0.02	(0.02)
Class R4
4/19/2017 to 5/31/2017(c)(d)	10.00	0.01	0.01	0.02	(0.02)
Class R5
4/19/2017 to 5/31/2017(c)(d)	10.00	0.01	0.02	0.03	(0.03)
Class R6
4/19/2017 to 5/31/2017(c)(d)	10.00	0.02	0.02	0.04	(0.03)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Commenced on April 19, 2017.
(e)	Not annualized.

380	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:
		Total
		expenses
		after
Net		waivers				Net		Net
asset		and/or				invest-		assets,	Portfolio
value,	Total	reimburse-		Total		ment		end of	turnover
end of	return	ments		expenses		income		period	rate
period	(%)(b)	(%)		(%)		(%)		(000)	(%)

$10.01	0.35	0.07	(e)	0.45	(e)	0.13	(e)	$882	43.01	(e)

10.00	0.16	0.16	(e)	0.54	(e)	0.04	(e)	78	43.01	(e)

10.00	0.26	0.06	(e)	0.44	(e)	0.14	(e)	1,532	43.01	(e)

10.01	0.38	0.03	(e)	0.42	(e)	0.16	(e)	1,505	43.01	(e)

10.00	0.27	0.05	(e)	0.43	(e)	0.15	(e)	50	43.01	(e)

10.00	0.21	0.12	(e)	0.50	(e)	0.08	(e)	25	43.01	(e)

10.00	0.22	0.10	(e)	0.49	(e)	0.09	(e)	25	43.01	(e)

10.00	0.24	0.08	(e)	0.46	(e)	0.12	(e)	25	43.01	(e)

10.00	0.27	0.05	(e)	0.43	(e)	0.15	(e)	25	43.01	(e)

10.01	0.38	0.03	(e)	0.42	(e)	0.16	(e)	1,505	43.01	(e)

See Notes to Financial Statements.	381

Financial Highlights (unaudited)(continued)

SHORT DURATION INCOME FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
			Net	Total
	Net		realized	from
	asset	Net	and	invest-
	value,	invest-	unrealized	ment	Net	Net		Total
	beginning	ment	gain	opera-	investment	realized		distri-
	of period	income(a)	(loss)	tions	income	gain		butions
Class A
5/31/2017(c)	$4.31	$0.04	$0.03	$0.07	$(0.08)	$–		$(0.08)
11/30/2016	4.35	0.11	0.02	0.13	(0.17)	–		(0.17)
11/30/2015	4.50	0.10	(0.08)	0.02	(0.17)	–		(0.17)
11/30/2014	4.57	0.10	0.01	0.11	(0.17)	(0.01)		(0.18)
11/30/2013	4.65	0.11	(0.02)	0.09	(0.17)	–	(e)	(0.17)
11/30/2012	4.53	0.13	0.18	0.31	(0.19)	–		(0.19)
Class B
5/31/2017(c)	4.32	0.03	0.02	0.05	(0.06)	–		(0.06)
11/30/2016	4.36	0.07	0.03	0.10	(0.14)	–		(0.14)
11/30/2015	4.50	0.07	(0.07)	–	(0.14)	–		(0.14)
11/30/2014	4.58	0.07	(0.01)	0.06	(0.13)	(0.01)		(0.14)
11/30/2013	4.65	0.07	(0.01)	0.06	(0.13)	–	(e)	(0.13)
11/30/2012	4.53	0.10	0.17	0.27	(0.15)	–		(0.15)
Class C
5/31/2017(c)	4.34	0.03	0.03	0.06	(0.07)	–		(0.07)
11/30/2016	4.38	0.08	0.02	0.10	(0.14)	–		(0.14)
11/30/2015	4.53	0.07	(0.08)	(0.01)	(0.14)	–		(0.14)
11/30/2014	4.60	0.07	0.01	0.08	(0.14)	(0.01)		(0.15)
11/30/2013	4.67	0.07	– (e)	0.07	(0.14)	–	(e)	(0.14)
11/30/2012	4.55	0.10	0.18	0.28	(0.16)	–		(0.16)
Class F
5/31/2017(c)	4.31	0.05	0.02	0.07	(0.08)	–		(0.08)
11/30/2016	4.35	0.11	0.02	0.13	(0.17)	–		(0.17)
11/30/2015	4.50	0.11	(0.08)	0.03	(0.18)	–		(0.18)
11/30/2014	4.57	0.11	–	0.11	(0.17)	(0.01)		(0.18)
11/30/2013	4.64	0.11	(0.01)	0.10	(0.17)	–	(e)	(0.17)
11/30/2012	4.52	0.13	0.18	0.31	(0.19)	–		(0.19)
Class F3
4/4/2017 to 5/31/2017(c)(f)	4.30	0.02	0.02	0.04	(0.03)	–		(0.03)
Class I
5/31/2017(c)	4.31	0.05	0.03	0.08	(0.09)	–		(0.09)
11/30/2016	4.35	0.12	0.02	0.14	(0.18)	–		(0.18)
11/30/2015	4.50	0.11	(0.08)	0.03	(0.18)	–		(0.18)
11/30/2014	4.57	0.11	0.01	0.12	(0.18)	(0.01)		(0.19)
11/30/2013	4.64	0.11	– (e)	0.11	(0.18)	–	(e)	(0.18)
11/30/2012	4.52	0.14	0.18	0.32	(0.20)	–		(0.20)

382	See Notes to Financial Statements.

			Ratios to Average Net Assets:				Supplemental Data:

Net					Net		Net
asset					invest-		assets,	Portfolio
value,	Total		Total		ment		end of	turnover
end of	return		expenses		income		period	rate
period	(%)(b)		(%)		(%)		(000)	(%)

$4.30	1.66	(d)	0.29	(d)	1.03	(d)	$11,068,931	26.87	(d)
4.31	3.06		0.60		2.49		11,099,295	50.00
4.35	0.46		0.60		2.29		11,609,287	58.69
4.50	2.30		0.59		2.23		13,157,575	59.63
4.57	1.98		0.58		2.29		13,290,303	71.14
4.65	6.91		0.59		2.84		11,281,965	92.83

4.31	1.26	(d)	0.69	(d)	0.65	(d)	9,500	26.87	(d)
4.32	2.25		1.40		1.71		13,462	50.00
4.36	(0.10)		1.40		1.50		18,795	58.69
4.50	1.27		1.39		1.45		25,984	59.63
4.58	1.40		1.38		1.51		31,667	71.14
4.65	6.07		1.39		2.11		38,596	92.83

4.33	1.34	(d)	0.61	(d)	0.72	(d)	6,456,299	26.87	(d)
4.34	2.42		1.23		1.86		6,759,399	50.00
4.38	(0.16)		1.25		1.65		7,143,036	58.69
4.53	1.63		1.26		1.57		8,058,228	59.63
4.60	1.51		1.27		1.60		8,127,184	71.14
4.67	6.17		1.27		2.16		7,254,175	92.83

4.30	1.71	(d)	0.24	(d)	1.07	(d)	15,773,290	26.87	(d)
4.31	3.15		0.50		2.58		12,884,113	50.00
4.35	0.57		0.50		2.39		11,321,563	58.69
4.50	2.40		0.49		2.33		12,099,079	59.63
4.57	2.30		0.48		2.38		9,140,966	71.14
4.64	7.02		0.49		2.93		7,293,545	92.83

4.31	0.85	(d)	0.05	(d)(f)	0.37	(d)(f)	1,081,004	26.87	(d)

4.30	1.76	(d)	0.19	(d)	1.13	(d)	5,684,088	26.87	(d)
4.31	3.26		0.39		2.68		5,771,458	50.00
4.35	0.66		0.40		2.48		4,487,861	58.69
4.50	2.50		0.39		2.42		4,461,188	59.63
4.57	2.40		0.39		2.47		3,341,231	71.14
4.64	7.12		0.39		2.99		1,888,389	92.83

See Notes to Financial Statements.	383

Financial Highlights (unaudited)(continued)

SHORT DURATION INCOME FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
			Net	Total
	Net		realized	from
	asset	Net	and	invest-
	value,	invest-	unrealized	ment	Net	Net	Total
	beginning	ment	gain	opera-	investment	realized	distri-
	of period	income(a)	(loss)	tions	income	gain	butions
Class R2
5/31/2017(c)	$4.31	$0.04	$0.03	$0.07	$(0.07)	$–	$(0.07)
11/30/2016	4.35	0.09	0.02	0.11	(0.15)	–	(0.15)
11/30/2015	4.50	0.08	(0.08)	–	(0.15)	–	(0.15)
11/30/2014	4.58	0.08	–	0.08	(0.15)	(0.01)	(0.16)
11/30/2013	4.65	0.09	(0.01)	0.08	(0.15)	– (e)	(0.15)
11/30/2012	4.53	0.11	0.18	0.29	(0.17)	–	(0.17)
Class R3
5/31/2017(c)	4.31	0.04	0.03	0.07	(0.07)	–	(0.07)
11/30/2016	4.35	0.10	0.02	0.12	(0.16)	–	(0.16)
11/30/2015	4.50	0.09	(0.08)	0.01	(0.16)	–	(0.16)
11/30/2014	4.58	0.09	(0.01)	0.08	(0.15)	(0.01)	(0.16)
11/30/2013	4.65	0.09	– (e)	0.09	(0.16)	– (e)	(0.16)
11/30/2012	4.53	0.12	0.18	0.30	(0.18)	–	(0.18)
Class R4
5/31/2017(c)	4.32	0.04	0.03	0.07	(0.08)	–	(0.08)
11/30/2016	4.36	0.10	0.03	0.13	(0.17)	–	(0.17)
6/30/2015 to 11/30/2015(g)	4.44	0.04	(0.05)	(0.01)	(0.07)	–	(0.07)
Class R5
5/31/2017(c)	4.30	0.05	0.04	0.09	(0.09)	–	(0.09)
11/30/2016	4.35	0.11	0.02	0.13	(0.18)	–	(0.18)
6/30/2015 to 11/30/2015(g)	4.43	0.05	(0.06)	(0.01)	(0.07)	–	(0.07)
Class R6
5/31/2017(c)	4.31	0.05	0.03	0.08	(0.09)	–	(0.09)
11/30/2016	4.35	0.12	0.02	0.14	(0.18)	–	(0.18)
6/30/2015 to 11/30/2015(g)	4.43	0.05	(0.05)	–	(0.08)	–	(0.08)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for classes A, B and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Amount less than $0.01.
(f)	Commenced on April 4, 2017.
(g)	Commenced on June 30, 2015.
(h)	Annualized.

384	See Notes to Financial Statements.

			Ratios to Average Net Assets:				Supplemental Data:

Net					Net		Net
asset					invest-		assets,	Portfolio
value,	Total		Total		ment		end of	turnover
end of	return		expenses		income		period	rate
period	(%)(b)		(%)		(%)		(000)	(%)

$4.31	1.70	(d)	0.49	(d)	0.84	(d)	$29,079	26.87	(d)
4.31	2.66		1.00		2.09		28,476	50.00
4.35	0.07		1.00		1.90		21,602	58.69
4.50	1.68		0.99		1.84		19,241	59.63
4.58	1.81		0.98		1.90		13,412	71.14
4.65	6.49		0.99		2.45		10,575	92.83

4.31	1.75	(d)	0.44	(d)	0.89	(d)	295,106	26.87	(d)
4.31	2.77		0.89		2.20		279,118	50.00
4.35	0.17		0.90		2.00		214,469	58.69
4.50	1.78		0.89		1.94		147,249	59.63
4.58	1.91		0.88		2.00		107,003	71.14
4.65	6.61		0.88		2.53		53,635	92.83

4.31	1.64	(d)	0.31	(d)	0.99	(d)	64,095	26.87	(d)
4.32	3.00		0.65		2.35		30,700	50.00
4.36	(0.23	)(d)	0.64	(h)	2.40	(h)	197	58.69

4.30	2.00	(d)	0.19	(d)	1.12	(d)	18,123	26.87	(d)
4.30	3.03		0.40		2.64		10,791	50.00
4.35	(0.14	)(d)	0.40	(h)	2.46	(h)	118	58.69

4.30	1.79	(d)	0.16	(d)	1.16	(d)	245,344	26.87	(d)
4.31	3.34		0.33		2.77		174,247	50.00
4.35	(0.10	)(d)	0.35	(h)	2.57	(h)	223,498	58.69

See Notes to Financial Statements.	385

Financial Highlights (unaudited)(continued)

TOTAL RETURN FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
			Net	Total
	Net		realized	from
	asset	Net	and	invest-
	value,	invest-	unrealized	ment	Net	Net	Total
	beginning	ment	gain	opera	investment	realized	distri-
	of period	income(a)	(loss)	tions	income	gain	butions
Class A
5/31/2017(c)	$10.29	$0.11	$0.17	$0.28	$(0.13)	$(0.03)	$(0.16)
11/30/2016	10.29	0.23	0.08	0.31	(0.29)	(0.02)	(0.31)
11/30/2015	10.66	0.22	(0.23)	(0.01)	(0.30)	(0.06)	(0.36)
11/30/2014	10.36	0.22	0.40	0.62	(0.32)	–	(0.32)
11/30/2013	11.00	0.22	(0.31)	(0.09)	(0.32)	(0.23)	(0.55)
11/30/2012	10.94	0.25	0.66	0.91	(0.38)	(0.47)	(0.85)
Class B
5/31/2017(c)	10.27	0.06	0.19	0.25	(0.09)	(0.03)	(0.12)
11/30/2016	10.27	0.15	0.08	0.23	(0.21)	(0.02)	(0.23)
11/30/2015	10.65	0.14	(0.24)	(0.10)	(0.22)	(0.06)	(0.28)
11/30/2014	10.34	0.13	0.41	0.54	(0.23)	–	(0.23)
11/30/2013	10.98	0.14	(0.31)	(0.17)	(0.24)	(0.23)	(0.47)
11/30/2012	10.93	0.17	0.64	0.81	(0.29)	(0.47)	(0.76)
Class C
5/31/2017(c)	10.28	0.07	0.18	0.25	(0.10)	(0.03)	(0.13)
11/30/2016	10.28	0.16	0.08	0.24	(0.22)	(0.02)	(0.24)
11/30/2015	10.65	0.15	(0.23)	(0.08)	(0.23)	(0.06)	(0.29)
11/30/2014	10.35	0.15	0.40	0.55	(0.25)	–	(0.25)
11/30/2013	10.99	0.15	(0.31)	(0.16)	(0.25)	(0.23)	(0.48)
11/30/2012	10.93	0.19	0.65	0.84	(0.31)	(0.47)	(0.78)
Class F
5/31/2017(c)	10.29	0.11	0.18	0.29	(0.14)	(0.03)	(0.17)
11/30/2016	10.29	0.24	0.08	0.32	(0.30)	(0.02)	(0.32)
11/30/2015	10.66	0.23	(0.23)	–	(0.31)	(0.06)	(0.37)
11/30/2014	10.36	0.23	0.40	0.63	(0.33)	–	(0.33)
11/30/2013	10.99	0.23	(0.30)	(0.07)	(0.33)	(0.23)	(0.56)
11/30/2012	10.94	0.27	0.64	0.91	(0.39)	(0.47)	(0.86)
Class F3
4/4/2017 to 5/31/2017(c)(e)	10.33	0.04	0.10	0.14	(0.05)	–	(0.05)
Class I
5/31/2017(c)	10.31	0.12	0.17	0.29	(0.14)	(0.03)	(0.17)
11/30/2016	10.31	0.25	0.08	0.33	(0.31)	(0.02)	(0.33)
11/30/2015	10.68	0.24	(0.23)	0.01	(0.32)	(0.06)	(0.38)
11/30/2014	10.38	0.24	0.40	0.64	(0.34)	–	(0.34)
11/30/2013	11.02	0.25	(0.32)	(0.07)	(0.34)	(0.23)	(0.57)
11/30/2012	10.96	0.28	0.65	0.93	(0.40)	(0.47)	(0.87)

386	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:
		Total
		expenses
		after
Net		waivers				Net		Net
asset		and/or				invest-		assets,	Portfolio
value,	Total	reimburse-		Total		ment		end of	turnover
end of	return	ments		expenses		income		period	rate
period	(%)(b)	(%)		(%)		(%)		(000)	(%)

$10.41	2.80 (d)	0.34	(d)	0.40	(d)	1.03	(d)	$1,312,485	175.67	(d)
10.29	3.02	0.68		0.81		2.19		1,341,883	443.20
10.29	(0.12)	0.68		0.83		2.11		1,224,398	433.71
10.66	6.02	0.82		0.84		2.06		928,445	466.14
10.36	(0.81)	0.85		0.85		2.11		859,225	600.61
11.00	8.73	0.86		0.86		2.36		957,408	575.52

10.40	2.50 (d)	0.74	(d)	0.80	(d)	0.63	(d)	4,640	175.67	(d)
10.27	2.21	1.48		1.61		1.42		7,725	443.20
10.27	(1.01)	1.48		1.63		1.30		11,462	433.71
10.65	5.29	1.62		1.64		1.27		15,638	466.14
10.34	(1.60)	1.65		1.65		1.32		19,112	600.61
10.98	7.76	1.66		1.66		1.57		27,590	575.52

10.40	2.48 (d)	0.66	(d)	0.71	(d)	0.71	(d)	184,637	175.67	(d)
10.28	2.36	1.33		1.46		1.55		210,158	443.20
10.28	(0.77)	1.32		1.47		1.46		199,731	433.71
10.65	5.36	1.44		1.47		1.43		177,975	466.14
10.35	(1.46)	1.50		1.50		1.46		171,890	600.61
10.99	8.04	1.50		1.50		1.71		218,986	575.52

10.41	2.85 (d)	0.29	(d)	0.34	(d)	1.07	(d)	1,078,604	175.67	(d)
10.29	3.12	0.58		0.71		2.26		851,069	443.20
10.29	(0.02)	0.58		0.73		2.20		548,514	433.71
10.66	6.12	0.71		0.74		2.15		519,591	466.14
10.36	(0.62)	0.75		0.75		2.21		339,551	600.61
10.99	8.74	0.76		0.76		2.50		579,330	575.52

10.42	1.32 (d)	0.06	(d)(e)	0.07	(d)(e)	0.38	(d)(e)	10	175.67	(d)

10.43	2.90 (d)	0.24	(d)	0.30	(d)	1.13	(d)	312,370	175.67	(d)
10.31	3.23	0.48		0.61		2.40		299,530	443.20
10.31	0.08	0.48		0.63		2.31		299,438	433.71
10.68	6.22	0.60		0.64		2.25		193,343	466.14
10.38	(0.60)	0.65		0.65		2.32		81,974	600.61
11.02	8.94	0.66		0.66		2.54		70,778	575.52

See Notes to Financial Statements.	387

Financial Highlights (unaudited)(continued)

TOTAL RETURN FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
			Net	Total
	Net		realized	from
	asset	Net	and	invest-
	value,	invest-	unrealized	ment	Net	Net	Total
	beginning	ment	gain	opera	investment	realized	distri-
	of period	income(a)	(loss)	tions	income	gain	butions
Class P
5/31/2017(c)	$10.34	$0.09	$0.18	$0.27	$(0.12)	$(0.03)	$(0.15)
11/30/2016	10.34	0.20	0.09	0.29	(0.27)	(0.02)	(0.29)
11/30/2015	10.71	0.20	(0.24)	(0.04)	(0.27)	(0.06)	(0.33)
11/30/2014	10.40	0.19	0.41	0.60	(0.29)	–	(0.29)
11/30/2013	11.05	0.20	(0.32)	(0.12)	(0.30)	(0.23)	(0.53)
11/30/2012	10.99	0.23	0.65	0.88	(0.35)	(0.47)	(0.82)
Class R2
5/31/2017(c)	10.29	0.08	0.18	0.26	(0.11)	(0.03)	(0.14)
11/30/2016	10.29	0.19	0.08	0.27	(0.25)	(0.02)	(0.27)
11/30/2015	10.66	0.18	(0.23)	(0.05)	(0.26)	(0.06)	(0.32)
11/30/2014	10.36	0.18	0.39	0.57	(0.27)	–	(0.27)
11/30/2013	11.00	0.18	(0.31)	(0.13)	(0.28)	(0.23)	(0.51)
11/30/2012	10.94	0.21	0.66	0.87	(0.34)	(0.47)	(0.81)
Class R3
5/31/2017(c)	10.29	0.09	0.18	0.27	(0.12)	(0.03)	(0.15)
11/30/2016	10.29	0.20	0.08	0.28	(0.26)	(0.02)	(0.28)
11/30/2015	10.66	0.19	(0.23)	(0.04)	(0.27)	(0.06)	(0.33)
11/30/2014	10.35	0.19	0.40	0.59	(0.28)	–	(0.28)
11/30/2013	11.00	0.19	(0.32)	(0.13)	(0.29)	(0.23)	(0.52)
11/30/2012	10.94	0.22	0.66	0.88	(0.35)	(0.47)	(0.82)
Class R4
5/31/2017(c)	10.29	0.10	0.18	0.28	(0.13)	(0.03)	(0.16)
11/30/2016	10.29	0.21	0.10	0.31	(0.29)	(0.02)	(0.31)
6/30/2015 to 11/30/2015(f)	10.41	0.10	(0.10)	–	(0.12)	–	(0.12)
Class R5
5/31/2017(c)	10.29	0.12	0.18	0.30	(0.14)	(0.03)	(0.17)
11/30/2016	10.30	0.24	0.08	0.32	(0.31)	(0.02)	(0.33)
6/30/2015 to 11/30/2015(f)	10.43	0.10	(0.10)	–	(0.13)	–	(0.13)
Class R6
5/31/2017(c)	10.30	0.12	0.18	0.30	(0.15)	(0.03)	(0.18)
11/30/2016	10.30	0.26	0.09	0.35	(0.33)	(0.02)	(0.35)
6/30/2015 to 11/30/2015(f)	10.43	0.12	(0.11)	0.01	(0.14)	–	(0.14)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for classes A, B and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Commenced on April 4, 2017.
(f)	Commenced on June 30, 2015.
(g)	Annualized.

388	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
			Total
			expenses
			after
Net			waivers				Net		Net
asset			and/or				invest-		assets,	Portfolio
value,	Total		reimburse-		Total		ment		end of	turnover
end of	return		ments		expenses		income		period	rate
period	(%)(b)		(%)		(%)		(%)		(000)	(%)

10.46	2.67	(d)	0.47	(d)	0.52	(d)	0.90	(d)	$640	175.67	(d)
10.34	2.76		0.93		1.06		1.94		983	443.20
10.34	(0.35)		0.93		1.08		1.86		2,754	433.71
10.71	5.84		1.07		1.09		1.81		2,954	466.14
10.40	(1.13)		1.10		1.10		1.86		3,077	600.61
11.05	8.44		1.11		1.11		2.17		4,173	575.52

10.41	2.60	(d)	0.54	(d)	0.59	(d)	0.82	(d)	9,372	175.67	(d)
10.29	2.62		1.08		1.21		1.79		7,419	443.20
10.29	(0.52)		1.08		1.23		1.72		6,070	433.71
10.66	5.60		1.21		1.24		1.66		3,985	466.14
10.36	(1.20)		1.25		1.25		1.72		3,136	600.61
11.00	8.30		1.26		1.26		1.98		3,749	575.52

10.41	2.65	(d)	0.49	(d)	0.54	(d)	0.87	(d)	140,559	175.67	(d)
10.29	2.72		0.98		1.11		1.90		137,112	443.20
10.29	(0.41)		0.97		1.13		1.83		130,149	433.71
10.66	5.81		1.11		1.14		1.77		67,975	466.14
10.35	(1.20)		1.15		1.15		1.82		54,287	600.61
11.00	8.42		1.16		1.16		2.06		51,258	575.52

10.41	2.78	(d)	0.36	(d)	0.42	(d)	1.00	(d)	56,814	175.67	(d)
10.29	2.98		0.73		0.86		2.03		25,290	443.20
10.29	0.03	(d)	0.68	(g)	0.89	(g)	2.33	(g)	986	433.71

10.42	3.02	(d)	0.24	(d)	0.29	(d)	1.13	(d)	32,775	175.67	(d)
10.29	3.01		0.48		0.62		2.27		10,707	443.20
10.30	0.13	(d)	0.47	(g)	0.63	(g)	2.36	(g)	20	433.71

10.42	2.97	(d)	0.18	(d)	0.24	(d)	1.18	(d)	98,029	175.67	(d)
10.30	3.35		0.36		0.49		2.47		63,662	443.20
10.30	0.09	(d)	0.34	(g)	0.51	(g)	2.69	(g)	7,867	433.71

See Notes to Financial Statements.	389

Financial Highlights (unaudited)(concluded)

ULTRA SHORT BOND FUND

	Per Share Operating Performance:
		Investment Operations:			Distri- butions to share- holders from:
				Total
	Net		Net	from
	asset	Net	realized	invest-
	value,	invest-	and	ment	Net
	beginning	ment	unrealized	opera-	investment
	of period	income(a)	gain	tions	income
Class A
5/31/2017(d)	$10.00	$0.05	$0.01	$0.06	$(0.05)
10/12/2016 to 11/30/2016(c)	10.00	0.01	0.01	0.02	(0.02)
Class F
5/31/2017(d)	10.00	0.05	0.02	0.07	(0.06)
10/12/2016 to 11/30/2016(c)	10.00	0.01	0.01	0.02	(0.02)
Class F3
4/4/2017 to 5/31/2017(d)(g)	10.01	0.02	0.01	0.03	(0.02)
Class I
5/31/2017(d)	10.00	0.06	0.01	0.07	(0.06)
10/12/2016 to 11/30/2016(c)	10.00	0.01	0.01	0.02	(0.02)
Class R5
5/31/2017(d)	10.00	0.06	0.01	0.07	(0.06)
10/12/2016 to 11/30/2016(c)	10.00	0.01	0.01	0.02	(0.02)
Class R6
5/31/2017(d)	10.00	0.06	0.02	0.08	(0.07)
10/12/2016 to 11/30/2016(c)	10.00	0.01	0.01	0.02	(0.02)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Class A does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Commenced on October 12, 2016.
(d)	Unaudited.
(e)	Not annualized.
(f)	Annualized.
(g)	Commenced on April 4, 2017.

390	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

			Total
			expenses
			after
Net			waivers				Net		Net
asset			and/or				invest-		assets,	Portfolio
value,	Total		reimburse-		Total		ment		end of	turnover
end of	return		ments		expenses		income		period	rate
period	(%)(b)		(%)		(%)		(%)		(000)	(%)

$10.01	0.64	(e)	0.19	(e)	0.27	(e)	0.54	(e)	$268,938	14.72	(e)
10.00	0.15	(e)	0.40	(f)	3.62	(f)	0.82	(f)	5,297	2.36

10.01	0.66	(e)	0.17	(e)	0.22	(e)	0.53	(e)	75,463	14.72	(e)
10.00	0.16	(e)	0.35	(f)	3.57	(f)	0.86	(f)	250	2.36

10.02	0.31	(e)	0.03	(e)(g)	0.05	(e)(g)	0.22	(e)(g)	10	14.72	(e)

10.01	0.73	(e)	0.13	(e)	0.44	(e)	0.59	(e)	1,927	14.72	(e)
10.00	0.17	(e)	0.25	(f)	3.47	(f)	0.96	(f)	4,631	2.36

10.01	0.73	(e)	0.12		0.37	(e)	0.61	(e)	252	14.72	(e)
10.00	0.17	(e)	0.25	(f)	3.47	(f)	0.96	(f)	250	2.36

10.01	0.76	(e)	0.10		0.35	(e)	0.64	(e)	286	14.72	(e)
10.00	0.18	(e)	0.20	(f)	3.44	(f)	1.01	(f)	250	2.36

See Notes to Financial Statements.	391

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on August 16, 1993.

The Trust currently consists of sixteen funds. This report covers the following twelve funds (separately, a “Fund” and collectively, the “Funds”) and their respective active share classes during the six months ended May 31, 2017:

Funds	Classes
Lord Abbett Convertible Fund (“Convertible Fund”)	A, B, C, F, F3, I, P, R2, R3, R4, R5, and R6
Lord Abbett Core Fixed Income Fund (“Core Fixed Income Fund”)	A, B, C, F, F3 I, P, R2, R3, R4, R5, and R6
Lord Abbett Core Plus Bond Fund (“Core Plus Bond Fund”)	A, C, F, F3, I, R2, R3, R4, R5, and R6
Lord Abbett Corporate Bond Fund (“Corporate Bond Fund”)*	A, C, F, F3, I, R2, R3, R4, R5, and R6
Lord Abbett Floating Rate Fund (“Floating Rate Fund”)	A, C, F, F3, I, R2, R3, R4, R5, and R6
Lord Abbett High Yield Fund (“High Yield Fund”)	A, B, C, F, F3, I, P, R2, R3, R4, R5, and R6
Lord Abbett Income Fund (“Income Fund”)	A, B, C, F, F3, I, R2, R3, R4, R5, and R6
Lord Abbett Inflation Focused Fund (“Inflation Focused Fund”)	A, C, F, F3, I, R2, R3, R4, R5, and R6
Lord Abbett Short Duration Core Bond Fund (“Short Duration Core Bond Fund”)*	A, C, F, F3, I, R2, R3, R4, R5 and R6
Lord Abbett Short Duration Income Fund (“Short Duration Income Fund”)	A, B, C, F, F3, I, R2, R3, R4, R5, and R6
Lord Abbett Total Return Fund (“Total Return Fund”)	A, B, C, F, F3, I, P, R2, R3, R4, R5, and R6
Lord Abbett Ultra Short Bond Fund (“Ultra Short Bond Fund”)	A, F, F3, I, R5 and R6

*	Commenced operations on April 19, 2017.

The Funds no longer issue Class B shares for purchase. The Funds’ Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Funds’ prospectus. As of the date of this report, Income Fund and Short Duration Income Fund have not issued Class P shares. Class F3 shares commenced on April 4, 2017.

Convertible Fund’s investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return. Corporate Bond Fund’s investment objective is to seek current income. Each of Core Fixed Income Fund’s, Core Plus Bond Fund’s and Total Return Fund’s investment objective is to seek income and capital appreciation to produce a high total return. Floating Rate Fund’s investment objective is to seek a high level of current income. High Yield Fund’s investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return. Each of Income Fund’s and Short Duration Income Fund’s investment objective is to seek a high level of income consistent with preservation of capital. Inflation Focused Fund’s primary investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle. As a secondary objective, the Fund seeks current income. Each of Short Duration Core Bond Fund’s and Ultra Short Bond Fund’s investment objective is to seek current income consistent with the preservation of capital.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, F3, I, P, R2, R3, R4, R5, and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); Class B shares

Notes to Financial Statements (unaudited)(continued)

redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity,

Notes to Financial Statements (unaudited)(continued)

reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statements of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal years ended November 30, 2013 through November 30, 2016. The statutes of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the funds within the Trust on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, F3, P, R2, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on futures contracts, swaps, unfunded commitments and translation of assets and liabilities denominated in foreign currencies in each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain (loss) on futures contracts, swaps and foreign currency related transactions in each Fund’s Statement of Operations. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Notes to Financial Statements (unaudited)(continued)

(g)	Forward Foreign Currency Exchange Contracts–Each Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on futures contracts, swaps, unfunded commitments and translation of assets and liabilities denominated in foreign currencies in each Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized gain (loss) on futures contracts, swaps and foreign currency related transactions in each Fund’s Statement of Operations.

(h)	Futures Contracts–Each Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(j)	TBA Sale Commitments–Each Fund may enter into TBA sale commitments to hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Investment Valuation” above. The contract is adjusted to market value daily and the change in market value is recorded by each Fund as unrealized appreciation (depreciation). If the TBA

Notes to Financial Statements (unaudited)(continued)

sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, each Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

(k)	Mortgage Dollar Rolls–Each Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(l)	Commercial Paper–Each Fund may purchase commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.

(m)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(n)	Reverse Repurchase Agreements–Each Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security to a securities dealer or bank for cash and also agrees to repurchase the same security later at a set price. Reverse repurchase agreements expose the Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to the Fund). Engaging in reverse repurchase agreements also may involve the use of leverage, in that the Fund may reinvest the cash it receives in additional securities. Reverse repurchase agreements involve the risk that the market value of the securities to be repurchased by the Fund may decline below the repurchase price.

(o)	Floating Rate Loans–Each Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which each Fund invests may be subject to some restrictions on resale. For example, each Fund may be contractually obligated to receive approval from the Agent and/or

Notes to Financial Statements (unaudited)(continued)

Borrower prior to the sale of these investments. Each Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, each Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statement of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments presented on the Statement of Assets and Liabilities represents mark to market of the unfunded portion of the Fund’s floating rate notes. As of May 31, 2017, the following Fund had unfunded loan commitments:

Floating Rate Fund
Daseke Co., Inc. Delayed Draen Term Loan	$3,061,213
Equian Buyer Corp. Delayed Draw Term Loan	2,608,708
ICSH Parent, Inc. Delayed Draw Term Loan	3,767,529
MH Sub I, LLC Amendment No.1 Delayed Draw Loan	2,605,058
NVA Holdings, Inc. Delayed Draw Term Loan B2	2,464,000
Oberthur Technologies Term Loan B2	9,113,316

(p)	Inflation-Linked Derivatives–Inflation Focused Fund may invest in inflation-linked derivatives, such as Consumer Price Index Swap Agreements (“CPI swaps”). A CPI swap is a contract in which one party agrees to pay a fixed rate in exchange for a variable rate, which is the rate of change in the CPI during the life of the contract. Payments are based on a notional amount of principal. The Fund will normally enter into CPI swap contracts on a zero coupon basis, meaning that the floating rate will be based on the cumulative CPI during the life of the contract, and the fixed rate will compound until the swap’s maturity date, at which point the payments are netted. The swaps are valued daily and any unrealized gain (loss) is included in the Net change in unrealized appreciation/depreciation on futures contracts, swaps, unfunded commitments and translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. A liquidation payment received or made at the termination or maturity of the swap is recorded in realized gain (loss) and is included in Net realized gain (loss) on futures contracts, swaps and foreign currency related transactions in the Fund’s Statement of Operations. Daily changes in valuation of centrally cleared CPI swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. For the centrally cleared CPI swaps, there was minimal counterparty risk to the Fund, since such CPI swaps entered into were traded through a central clearinghouse, which guarantees against default.

(q)	Credit Default Swaps–Each Fund may enter into credit default swap contracts. As a seller of a credit default swap contract (“seller of protection”), a Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund receives from the counterparty a periodic stream of payments over the term of the contract.

Notes to Financial Statements (unaudited)(continued)

As a purchaser of a credit default swap contract (“buyer of protection”), a Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indices. These credit indices are comprised of a basket of securities representing a particular sector of the market. During the period, Core Plus Bond Fund, Income Fund, Inflation Focused Fund and Short Duration Income Fund entered into credit default swaps based on CMBX indices, which are comprised of a basket of commercial mortgage-backed securities.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. For a credit default swap sold by a Fund, payment of the agreed-upon amount made by a Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by a Fund, the agreed-upon amount received by a Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by a Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where a Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based. For the centrally cleared CPI swaps, there was minimal counterparty risk to the Fund, since such CPI swaps entered into were traded through a central clearinghouse, which guarantees against default.

(r)	Total Return Swaps–Each Fund may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that

Notes to Financial Statements (unaudited)(continued)

market. Each Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap. If the value of the asset underlying a total return swap declines over the term of the swap, each Fund also may be required to pay an amount equal to that decline in value to their counterparty.

(s)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of May 31, 2017 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee is based on each Fund’s average daily net assets at the following annual rates:

Notes to Financial Statements (unaudited)(continued)

Convertible Fund
First $1 billion	.70%
Next $1 billion	.60%
Over $2 billion	.57%

Core Plus Bond Fund
First $1 billion	.45%
Next $1 billion	.40%
Over $2 billion	.35%

Floating Rate Fund
First $1 billion	.50%
Over $1 billion	.45%

Income Fund
First $2.5 billion	.50%
Next $1.5 billion	.40%
Over $4 billion	.38%

Short Duration Core Bond Fund
First $1 billion	.30%
Next $1 billion	.25%
Over $2 billion	.20%

Total Return Fund
First $1 billion	.45%
Next $1 billion	.40%
Over $2 billion	.35%
Core Fixed Income Fund
First $1 billion	.45%
Next $1 billion	.40%
Over $2 billion	.35%

Corporate Bond Fund
First $2 billion	.40%
Over $2 billion	.35%

High Yield Fund
First $1 billion	.60%
Next $1 billion	.55%
Over $2 billion	.50%

Inflation Focused Fund
First $2 billion	.40%
Next $3 billion	.375%
Over $5 billion	.35%

Short Duration Income Fund
First $1 billion	.35%
Next $1 billion	.30%
Over $2 billion	.25%

Ultra Short Bond Fund	20%

For the six months ended May 31, 2017, the effective management fee, net of waivers, was the following annualized rate of each Fund’s average daily net assets:

Net Effective Management Fee
Convertible Fund	.69%
Core Fixed Income Fund	.24%
Core Plus Bond Fund	.00%
Corporate Bond Fund	.00%
Floating Rate Fund	.45%
High Yield Fund	.52%
Income Fund	.39%
Inflation Focused Fund	.33%
Short Duration Core Bond Fund	.00%
Short Duration Income Fund	.25%
Total Return Fund	.29%
Ultra Short Bond Fund	.03%

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of each Fund’s average daily net assets.

For the six months ended May 31, 2017 and continuing through March 31, 2018, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit the total net annual operating expenses, excluding 12b-1 fees, to the following annual rates:

Notes to Financial Statements (unaudited)(continued)

	Classes
	A, B, C, F, F3, I, P,
Fund	R2, R3, R4 and R5*	F3 and R6
Convertible Fund	.86%	.83%
Core Plus Bond Fund	.48%	.39%	(1)
Corporate Bond Fund	.48%	.38%
High Yield Fund	.78%	.72%
Income Fund	.58%	.47%
Inflation Focused Fund	.55%	.38%	(1)
Short Duration Core Bond Fund	.40%	.30%
Total Return Fund	.48%	.36%
Ultra Short Bond Fund	.25%	.20%

*	If applicable.
(1)	Prior to April 1, 2017, Lord Abbett had contractually agreed to waive its fees and reimburse expenses for Core Plus Bond Fund and Inflation Focused Fund to the extent necessary to limit total net annual operating expenses, to an annual rate of 0.33% and 0.32%, respectively for Class R6.

For the six months ended May 31, 2017 and continuing through March 31, 2018, Lord Abbett contractually agreed to waive a portion of Core Fixed Income Fund’s management fee by an annual rate of 0.20%.

All contractual management fee waiver and expense reimbursement agreements between the Funds and Lord Abbett may be terminated only upon the approval of the Board.

The Funds, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), entered into a Servicing Arrangement with certain “Fund of Funds” managed by Lord Abbett, pursuant to which each Underlying Fund paid a portion of the expenses (excluding management fees, fund administration fees and distribution and service fees) of each Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangement, if applicable, are included in Subsidy expense on each Fund’s Statement of Operations and Payable to affiliates on each Fund’s Statement of Assets and Liabilities. Effective January 1, 2017, the Board approved the discontinuation of the Servicing Arrangement with Fund of Funds managed by Lord Abbett. As a result, each Fund of Funds will bear its expenses fully beginning as of that date.

As of May 31, 2017, the percentages of Convertible Fund’s, Core Fixed Income Fund’s, High Yield Fund’s, Inflation Focused Fund’s and Short Duration Income Fund’s outstanding shares owned by each Fund of Funds were as follows:

	Underlying Funds
Fund of Funds	Convertible Fund	Core Fixed Income Fund	High Yield Fund	Inflation Focused Fund	Short Duration Income Fund
Lord Abbett Multi-Asset Balanced Opportunity Fund	21.23%	–	6.20%	5.47%	0.42%
Lord Abbett Multi-Asset Global Opportunity Fund	1.75%	–	0.69%	0.39%	0.00%	(1)
Lord Abbett Multi-Asset Growth Fund	7.88%	–	4.17%	–	0.02%
Lord Abbett Multi-Asset Focused Growth Fund	–	–	0.31%	–	0.00%	(1)
Lord Abbett Multi-Asset Income Fund	32.28%	1.41%	5.69%	5.69%	0.96%

(1)	Amount less than 0.01%.

Notes to Financial Statements (unaudited)(continued)

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2, R3, and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class B	Class C(1)	Class F(2)	Class P	Class R2	Class R3	Class R4
Service	.15%	.25%	.25%	–	.25%	.25%	.25%	.25%
Distribution	.05%	.75%	.75%	.10%	.20%	.35%	.25%	–

*	Each Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)	The 12b-1 fees each Fund pays on Class C shares is a blended rate based on 1.00% of each Fund’s average daily net assets attributable to Class C shares held for less than one year and .80% (.25% service, .55% distribution) of each Fund’s average daily net assets attributable to Class C shares held for one year or more. All Class C shareholders of a Fund will bear 12b-1 fees at the same rate.
(2)	The Class F Share Rule 12b-1fee may be designated as a service fee in limited circumstances as described in the Funds’ prospectus.

Class F3, I, R5, and R6 shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended May 31, 2017:

	Distributor Commissions	Dealers’ Concessions
Convertible Fund	$3,536	$22,317
Core Fixed Income Fund	49,752	313,109
Core Plus Bond Fund	242	1,579
Floating Rate Fund	285,906	1,840,108
High Yield Fund	132,980	787,435
Income Fund	66,998	412,617
Inflation Focused Fund	15,796	97,860
Short Duration Income Fund	673,006	4,073,141
Total Return Fund	117,319	754,307
Ultra Short Bond Fund	–	–
Corporate Bond Fund	–	–
Short Duration Core Bond Fund	32	260

Distributor received the following amount of CDSCs for the six months ended May 31, 2017:

	Class A	Class C
Convertible Fund	$11	$810
Core Fixed Income Fund	21,693	9,843
Core Plus Bond Fund	–	–
Floating Rate Fund	151,653	118,883
High Yield Fund	29,509	56,056
Income Fund	3,899	15,922
Inflation Focused Fund	1,021	3,669
Short Duration Income Fund	586,244	514,519
Total Return Fund	29,715	26,159
Ultra Short Bond Fund	–	–
Corporate Bond Fund	–	–
Short Duration Core Bond Fund	–	–

Two Trustees and certain of the Trust’s officers have an interest in Lord Abbett.

Notes to Financial Statements (unaudited)(continued)

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly for Core Fixed Income Fund, Core Plus Bond Fund, Corporate Bond Fund, Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund, Short Duration Core Bond Fund, Short Duration Income Fund, Total Return Fund and Ultra Short Bond Fund and declared and paid quarterly for Convertible Fund. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended May 31, 2017 and fiscal year ended November 30, 2016 was as follows:

	Convertible Fund		Core Fixed Income Fund
	Six Months Ended 5/31/2017 (unaudited)	Year Ended 11/30/2016	Six Months Ended 5/31/2017 (unaudited)	Year Ended 11/30/2016
Distributions paid from:
Ordinary income	$13,654,595	$24,053,775	$13,809,461	$32,616,808
Net long-term capital gains	–	–	–	795,948
Total distributions paid	$13,654,595	$24,053,775	$13,809,461	$33,412,756

	Core Plus Bond Fund		Corporate Bond Fund
	Six Months Ended 5/31/2017 (unaudited)	Period Ended 11/30/2016*	Period Ended 5/31/2017** (unaudited)
Distributions paid from:
Ordinary income	$258,216	$379,055	$20,732
Total distributions paid	$258,216	$379,055	$20,732

	Floating Rate Fund		High Yield Fund
	Six Months Ended 5/31/2017 (unaudited)	Year Ended 11/30/2016	Six Months Ended 5/31/2017 (unaudited)	Year Ended 11/30/2016
Distributions paid from:
Ordinary income	$241,122,683	$298,426,735	$184,937,999	$299,639,325
Total distributions paid	$241,122,683	$298,426,735	$184,937,999	$299,639,325

	Income Fund		Inflation Focused Fund
	Six Months Ended 5/31/2017 (unaudited)	Year Ended 11/30/2016	Six Months Ended 5/31/2017 (unaudited)	Year Ended 11/30/2016
Distributions paid from:
Ordinary income	$31,108,391	$72,814,962	$20,306,294	$26,905,915
Total distributions paid	$31,108,391	$72,814,962	$20,306,294	$26,905,915

Notes to Financial Statements (unaudited)(continued)

	Short Duration Core Bond Fund		Short Duration Income Fund
	Period Ended 5/31/2017** (unaudited)		Six Months Ended 5/31/2017 (unaudited)	Year Ended 11/30/2016
Distributions paid from:
Ordinary income	$13,824		$715,277,308	$1,368,550,147
Total distributions paid	$13,824		$715,277,308	$1,368,550,147

	Total Return Fund		Ultra Short Bond Fund
	Six Months Ended 5/31/2017 (unaudited)	Year Ended 11/30/2016	Six Months Ended 5/31/2017 (unaudited)	Period Ended 11/30/2016***
Distributions paid from:
Ordinary income	$49,243,430	$78,433,590	$516,238	$17,062
Net long-term capital gains	–	585,868	–	–
Total distributions paid	$49,243,430	$79,019,458	$516,238	$17,062

*	For the period December 2, 2015 (commencement of operations) to November 30, 2016.
**	For the period April 19, 2017 (commencement of operations) to May 31, 2017.
***	For the period October 12, 2016 (commencement of operations) to November 30, 2016.

As of November 30, 2016, the capital losses, which will carry forward indefinitely, were as follows:

Convertible Fund	$68,253,223
Core Fixed Income Fund	1,831,561
Floating Rate Fund	289,426,765
High Yield Fund	193,331,458
Income Fund	55,001,713
Inflation Focused Fund	65,480,066
Short Duration Income Fund	1,309,013,574
Ultra Short Bond Fund	105

As of May 31, 2017, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Convertible Fund	Core Fixed Income Fund
Tax cost	$613,858,945	$1,415,054,569
Gross unrealized gain	55,156,292	7,777,247
Gross unrealized loss	(7,688,773)	(5,906,870)
Net unrealized security gain	$47,467,519	$1,870,377

	Core Plus Bond Fund	Corporate Bond Fund
Tax cost	$12,463,155	$4,929,795
Gross unrealized gain	276,117	30,416
Gross unrealized loss	(44,808)	(2,952)
Net unrealized security gain	$231,309	$27,464

	Floating Rate Fund	High Yield Fund
Tax cost	$12,766,569,039	$6,393,396,542
Gross unrealized gain	149,881,381	321,411,110
Gross unrealized loss	(62,154,243)	(54,141,273)
Net unrealized security gain	$87,727,138	$267,269,837

Notes to Financial Statements (unaudited)(continued)

	Income Fund	Inflation Focused Fund
Tax cost	$1,910,055,124	$1,211,089,200
Gross unrealized gain	41,264,611	7,054,034
Gross unrealized loss	(17,315,991)	(24,559,541)
Net unrealized security gain (loss)	$23,948,620	$(17,505,507)

	Short Duration Core Bond Fund	Short Duration Income Fund
Tax cost	$5,932,877	$41,605,648,291
Gross unrealized gain	9,292	290,459,669
Gross unrealized loss	(2,519)	(1,000,378,494)
Net unrealized security gain (loss)	$6,773	$(709,918,825)

	Total Return Fund	Ultra Short Bond Fund
Tax cost	$3,632,497,524	$347,199,293
Gross unrealized gain	33,940,463	193,562
Gross unrealized loss	(20,087,944)	(33,129)
Net unrealized security gain	$13,852,519	$160,433

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities, amortization of premium and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2017 were as follows:

	U.S. Government Purchases	Purchases	U.S. Government Sales	Sales
Convertible Fund	$–	$797,545,548	$–	$752,444,154
Core Fixed Income Fund	816,166,614	1,799,682,023	758,547,483	1,756,791,463
Core Plus Bond Fund	–	21,503,851	–	19,850,497
Corporate Bond Fund	1,402,967	4,914,902	1,331,304	159,650
Floating Rate Fund	–	7,163,865,182	–	4,188,124,512
High Yield Fund	–	3,779,979,181	–	2,897,132,698
Income Fund	920,211,092	436,196,173	776,741,523	377,593,790
Inflation Focused Fund	28,547,587	617,409,694	71,601	254,785,476
Short Duration Core Bond Fund	2,438,642	6,825,091	1,604,556	1,931,944
Short Duration Income Fund	1,284,157,524	14,014,413,403	60,235,156	10,033,951,326
Total Return Fund	–	6,137,366,164	–	5,796,361,853
Ultra Short Bond Fund	5,663,288	226,895,125	1,478,285	8,588,039

Each Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the period ended May 31, 2017, the following Funds engaged in cross-trades:

Notes to Financial Statements (unaudited)(continued)

Fund	Purchases	Sales	Gain
Convertible Fund	$–	$1,077,090	$302,235
Core Fixed Income Fund	–	2,422,118	6,301
Core Plus Bond Fund	–	12,758	758
Floating Rate Fund	–	20,781,361	699,723
High Yield Fund	3,766,196	77,733,660	6,332,203
Income Fund	1,693,469	–	–
Inflation Focused Fund	15,783,725	–	–
Short Duration Income Fund	192,356,470	–	–
Total Return Fund	–	8,473,216	259,157

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Each Fund except for Core Fixed Income Fund, Core Plus Bond Fund and Ultra Short Bond Fund entered into forward foreign currency exchange contracts for the six months ended May 31, 2017 (as described in note 2(g)). A forward foreign currency exchange contract reduces the Funds’ exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Funds’ returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts and deposits with brokers as collateral.

Each Fund except for Convertible Fund and Ultra Short Bond Fund entered into U.S. Treasury futures contracts for the six months ended May 31, 2017 (as described in note 2(h)) to economically hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Inflation Focused Fund entered into CPI swaps for the six months ended May 31, 2017 (as described in note 2(p)) to speculate the rate of inflation in the U.S. economy. The Fund’s use of CPI swaps involves the risk that Lord Abbett will not accurately predict expectations of inflation or interest rates, and the Fund’s returns could be reduced as a result. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on CPI swaps. For the centrally cleared CPI swaps, there is minimal counterparty credit risk to the Fund since these CPI swaps are traded through a central clearinghouse. As a counterparty to all centrally cleared CPI swaps, the clearinghouse guarantees CPI swaps against default.

Core Plus Bond Fund, High Yield Fund, Inflation Focused Fund, Income Fund and Short Duration Income Fund entered into credit default swaps for the six months ended May 31, 2017 (as described in note 2(q)) for investment purposes, to economically hedge credit risk or for speculative purposes. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed

Notes to Financial Statements (unaudited)(continued)

periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statements of Operations. Each Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. For the centrally cleared credit default swaps, there is minimal counterparty credit risk to the Funds since these credit default swaps are traded through a central clearinghouse. As a counterparty to all centrally cleared credit default swaps, the clearinghouse guarantees credit default swaps against default.

As of May 31, 2017, each Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Funds’ use of derivative instruments:

	Convertible Fund

Asset Derivatives		Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts(4)		$58,510

Liability Derivatives
Forward Foreign Currency Exchange Contracts(2)		$527,218

	Core Fixed Income Fund

Asset Derivatives		Interest Rate Contracts
Futures Contracts(3)		$133,386

	Core Plus Bond Fund

Asset Derivatives	Interest Rate Contracts	Credit Contracts
Centrally Cleared Credit Default Swaps(1)	–	$5,066
Credit Default Swaps(8)	–	11,200
Futures Contracts(3)	$2,104	–

Liability Derivatives
Credit Default Swaps(7)		$(11,923)
Futures Contracts(3)	$4,042	–

	Corporate Bond Fund

Asset Derivatives		Interest Rate Contracts
Futures Contracts(3)		$4,823

Liability Derivatives
Futures Contracts(3)		$4,477

Notes to Financial Statements (unaudited)(continued)

	Floating Rate Fund

Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts(1)	–	$112,268
Futures Contracts(3)	$230,101	–

Liability Derivatives
Forward Foreign Currency Exchange Contracts(2)	–	$1,285,501
Futures Contracts(3)	$720,118	–

	High Yield Fund

Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts(1)	–	$24,790
Futures Contracts(3)	$1,667,636	–

Liability Derivatives
Forward Foreign Currency Exchange Contracts(2)	–	$2,173,998

	Income Fund

Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Forward Foreign Currency Exchange Contracts(1)	–	$5,243,541	–
Futures Contracts(3)	$566,667	–	–

Liability Derivatives
Centrally Cleared Credit Default Swaps(1)	–	–	$347,413
Futures Contracts(3)	$837,497	–	–
Forward Foreign Currency Exchange Contracts(2)	–	$1,509,860	–

Notes to Financial Statements (unaudited)(continued)

	Inflation Focused Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Inflation Linked Contracts
Centrally Cleared Credit Default Swaps(1)	$3,392	–	–	–
CPI Swaps(5)	–	–	–	$14,265,386
Centrally Cleared CPI Swaps(9)	–	–	–	$1,697,501
Futures Contracts(3)	$590,249	–	–	–

Liability Derivatives
Centrally Cleared Credit Default Swaps(1)	–	–	$44	–
Forward Foreign Currency Exchange Contracts(2)	–	$4,314	–	–
CPI Swaps(6)	–	–	–	$121,896,467
Centrally Cleared CPI Swaps(9)	–	–	–	$9,031,002
Futures Contracts(3)	$78,044	–	–	–

	Short Duration Core Bond Fund

Asset Derivatives		Interest Rate Contracts	Credit Contracts
Futures Contracts(3)		$151	–

Liability Derivatives
Centrally Cleared Credit Default Swaps(1)		–	$2,739

		Short Duration Income Fund

Asset Derivatives		Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Futures Contracts(3)		$1,742,132	–	–

Liability Derivatives
Credit Default Swaps(7)		–	–	$5,029,480
Forward Foreign Currency Exchange Contracts(2)		–	$235,561	–

		Total Return Fund

Asset Derivatives		Interest Rate Contracts	Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts(4)		–	$9,037
Futures Contracts(3)		$327,198	–

Liability Derivatives
Forward Foreign Currency Exchange Contracts(2)		–	$26,487
Futures Contracts(3)		$205,636	–

(1)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of centrally cleared credit default swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

Notes to Financial Statements (unaudited)(continued)

(2)	Statements of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.
(3)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
(4)	Statements of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(5)	Statements of Assets and Liabilities location: Unrealized appreciation on CPI swaps.
(6)	Statements of Assets and Liabilities location: Unrealized depreciation on CPI swaps.
(7)	Statements of Assets and Liabilities location: Credit default swap agreements payable, at fair value.
(8)	Statements of Assets and Liabilities location: Credit default swap agreements receivable, at fair value.
(9)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of centrally cleared CPI swaps as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

Transactions in derivative instruments for six months ended May 31, 2017, were as follows:

	Convertible Fund

		Foreign
		Currency
		Contracts
Net Realized Gain (Loss)(1)
Forward Foreign Currency Exchange Contracts		$(232,880)
Net Change in Unrealized Appreciation/Depreciation(2)
Forward Foreign Currency Exchange Contracts		$(481,570)
Average Number of Contracts/Notional Amounts*
Forward Foreign Currency Exchange Contracts(3)		$11,805,761

	Core Fixed Income Fund

		Interest Rate
		Contracts
Net Realized Gain (Loss)(1)
Futures Contracts		$617,144
Net Change in Unrealized Appreciation/Depreciation(2)
Futures Contracts		$155,407
Average Number of Contracts/Notional Amounts*
Futures Contracts(4)		640

	Core Plus Bond Fund

	Interest Rate	Credit
	Contracts	Contracts
Net Realized Gain (Loss)(1)
Credit Default Swaps	–	$22,240
Futures Contracts	$(4,959)	–
Net Change in Unrealized Appreciation/Depreciation(2)
Credit Default Swaps	–	$18,015
Futures Contracts	$(4,183)	–
Average Number of Contracts/Notional Amounts*
Credit Default Swaps(3)	–	$2,047,857
Futures Contracts(4)	19	–

Notes to Financial Statements (unaudited)(continued)

	Corporate Bond Fund

		Interest Rate
		Contracts
Net Realized Gain (Loss)(1)
Futures Contracts		$(1,870)
Net Change in Unrealized Appreciation/Depreciation(2)
Futures Contracts		$346
Average Number of Contracts/Notional Amounts*
Futures Contracts(4)		10

	Floating Rate Fund

		Foreign
	Interest Rate	Currency
	Contracts	Contracts
Net Realized Gain (Loss)(1)
Forward Foreign Currency Exchange Contracts	–	$(1,273,963)
Futures Contracts	$(1,355,723)	–
Net Change in Unrealized Appreciation/Depreciation(2)
Forward Foreign Currency Exchange Contracts	–	$(1,334,056)
Futures Contracts	$(1,385,164)	–
Average Number of Contracts/Notional Amounts*
Forward Foreign Currency Exchange Contracts(3)	–	$70,345,033
Futures Contracts(4)	2,398	–

	High Yield Fund

		Foreign
	Interest Rate	Currency	Credit
	Contracts	Contracts	Contracts
Net Realized Gain (Loss)(1)
Credit Default Swaps	–	–	$(1,499,146)
Forward Foreign Currency Exchange Contracts	–	$(1,726,622)	–
Futures Contracts	$762,019	–	–
Net Change in Unrealized Appreciation/Depreciation(2)
Credit Default Swaps	–	–	$225,102
Forward Foreign Currency Exchange Contracts	–	$(2,042,212)	–
Futures Contracts	$930,830	–	–
Average Number of Contracts/Notional Amounts*
Credit Default Swaps(3)	–	–	$26,521,429
Forward Foreign Currency Exchange Contracts(3)	–	$95,038,786	–
Futures Contracts(4)	2,362	–	–

Notes to Financial Statements (unaudited)(continued)

				Income Fund

			Foreign
		Interest Rate	Currency	Credit
		Contracts	Contracts	Contracts
Net Realized Gain (Loss)(1)
Credit Default Swaps		–	–	$(27,675)
Forward Foreign Currency Exchange Contracts		–	$3,210,620	–
Futures Contracts		$(760,757)	–	–
Net Change in Unrealized Appreciation/Depreciation(2)
Credit Default Swaps		–	–	$(80,955)
Forward Foreign Currency Exchange Contracts		–	$9,460,579	–
Futures Contracts		$(1,310,456)	–	–
Average Number of Contracts/Notional Amounts*
Credit Default Swaps(3)		–	–	$8,877,000
Forward Foreign Currency Exchange Contracts(3)		–	$250,227,719	–
Futures Contracts(4)		4,481	–	–

	Inflation Focused Fund
		Foreign		Inflation
	Interest Rate	Currency	Credit	Linked
	Contracts	Contracts	Contracts	Contracts
Net Realized Gain (Loss)(1)
CPI Swaps	–	–	–	$77,656
Credit Default Swaps	–	–	$38,152	–
Forward Foreign Currency Exchange Contracts	–	$(1,062)	–	–
Futures Contracts	$1,680,062	–	–	–
Net Change in Unrealized Appreciation/Depreciation(2)
CPI Swaps	–	–	–	$(19,906,426)
Credit Default Swaps	–	–	$(36,908)	–
Forward Foreign Currency Exchange Contracts	–	$(9,324)	–	–
Futures Contracts	$695,941	–	–	–
Average Number of Contracts/Notional Amounts*
Credit Default Swaps(3)	–	–	$305,790	–
Forward Foreign Currency Exchange Contracts(3)	–	$169,716	–	–
Futures Contracts(4)	2,119	–	–	–

Notes to Financial Statements (unaudited)(continued)

	Short Duration Core Bond Fund

	Interest Rate	Credit
	Contracts	Contracts
Net Realized Gain (Loss)(1)
Credit Default Swaps	–	$331
Futures Contracts	$12	–
Net Change in Unrealized Appreciation/Depreciation(2)
Credit Default Swaps	–	$(2,739)
Futures Contracts	$151	–
Average Number of Contracts/Notional Amounts*
Credit Default Swaps(3)	–	$43,714

	Short Duration Income Fund

		Foreign
	Interest Rate	Currency	Credit
	Contracts	Contracts	Contracts
Net Realized Gain (Loss)(1)
Credit Default Swaps	–	–	$2,797,481
Forward Foreign Currency Exchange Contracts	–	$(57,155)	–
Futures Contracts	$26,503,011	–	–
Net Change in Unrealized Appreciation/Depreciation(2)
Credit Default Swaps	–	–	$69,700
Forward Foreign Currency Exchange Contracts	–	$(508,857)	–
Futures Contracts	$(456,555)	–	–
Average Number of Contracts/Notional Amounts*
Credit Default Swaps(3)	–	–	$110,848,886
Forward Foreign Currency Exchange Contracts(3)	–	$9,261,302	–
Futures Contracts(4)	47,334	–	–

Notes to Financial Statements (unaudited)(continued)

		Total Return Fund

		Foreign
	Interest Rate	Currency
	Contracts	Contracts
Net Realized Gain (Loss)(1)
Forward Foreign Currency Exchange Contracts	–	$(140,654)
Futures Contracts	$728,548	–
Net Change in Unrealized Appreciation/Depreciation(2)
Forward Foreign Currency Exchange Contracts	–	$(171,317)
Futures Contracts	$(41,930)	–
Average Number of Contracts/Notional Amounts*
Forward Foreign Currency Exchange Contracts(3)	–	$2,404,827
Futures Contracts(4)	2,261	–

*	Calculated based on the number of contracts or notional amounts for the six months ended May 31, 2017.
(1)	Statements of Operations location: Net realized gain (loss) on futures contracts, swaps and foreign currency related transactions.
(2)	Statements of Operations location: Net change in unrealized appreciation/depreciation on futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies.
(3)	Amount represents notional amounts in U.S. dollars.
(4)	Amount represents number of contracts.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statements of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Funds and the applicable counterparty:

			Convertible Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$58,510	$–	$58,510
Repurchase Agreement	12,327,984	–	12,327,984
Total	$12,386,494	$–	$12,386,494

Notes to Financial Statements (unaudited)(continued)

	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$12,327,984	$–	$–	$(12,327,984)	$–
State Street Bank and Trust	58,510	(58,510)	–	–	–
Total	$12,386,494	$(58,510)	$–	$(12,327,984)	$–

		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Liabilities	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$527,218	$–	$527,218
Total	$527,218	$–	$527,218

	Net Amounts
	of Liabilities	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Pledged(a)	Pledged(a)	Amount(c)
Barclays Bank plc	$24,606	$–	$–	$–	$24,606
J.P. Morgan Chase	231,038	–	–	–	231,038
State Street Bank and Trust	227,018	(58,510)	–	–	168,508
UBS AG	44,556	–	–	–	44,556
Total	$527,218	$(58,510)	$–	$–	$468,708

			Core Fixed Income Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Repurchase Agreement	$86,194,162	$–	$86,194,162
Total	$86,194,162	$–	$86,194,162

Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$86,194,162	$–	$–	$(86,194,162)	$–
Total	$86,194,162	$–	$–	$(86,194,162)	$–

Notes to Financial Statements (unaudited)(continued)

			Core Plus Income Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Credit Default Swaps	$11,200	$–	$11,200
Total	$11,200	$–	$11,200

Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Morgan Stanley	$11,200	$(11,200)	$–	$–	$–
Total	$11,200	$(11,200)	$–	$–	$–

		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Liabilities	and Liabilities	Assets and Liabilities
Credit Default Swaps	$11,923	$–	$11,923
Total	$11,923	$–	$11,923

Net Amounts
	of Liabilities	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Pledged(a)	Pledged(a)	Amount(c)
Morgan Stanley	$11,923	$(11,200)	$–	$–	$723
Total	$11,923	$(11,200)	$–	$–	$723

			Floating Rate Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$112,268	$–	$112,268
Repurchase Agreement	1,227,173,026	–	1,227,173,026
Total	$1,227,285,294	$–	$1,227,285,294

Notes to Financial Statements (unaudited)(continued)

	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$1,227,173,026	$–	$–	$(1,227,173,026)	$–
State Street Bank and Trust	112,268	(112,268)	–	–	–
Total	$1,227,285,294	$(112,268)	$–	$(1,227,173,026)	$–

		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Liabilities	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$1,285,501	$–	$1,285,501
Total	$1,285,501	$–	$1,285,501

	Net Amounts
	of Liabilities	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Pledged(a)	Pledged(a)	Amount(c)
Goldman Sachs	$126,157	$–	$–	$–	$126,157
State Street Bank and Trust	1,008,841	(112,268)	(830,000)	–	66,573
UBS AG	150,503	–	(150,503)	–	–
Total	$1,285,501	$(112,268)	$(980,503)	$–	$192,730

			High Yield Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$24,790	$–	$24,790
Repurchase Agreement	114,884,385	–	114,884,385
Total	$114,909,175	$–	$114,909,175

	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$114,884,385	$–	$–	$(114,884,385)	$–
J.P. Morgan Chase	7,821	(7,821)	–	–	–
State Street Bank and Trust	16,969	(16,969)	–	–	–
Total	$114,909,175	$(24,790)	$–	$(114,884,385)	$–

Notes to Financial Statements (unaudited)(continued)

		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Liabilities	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$2,173,998	$–	$2,173,998
Total	$2,173,998	$–	$2,173,998

	Net Amounts
	of Liabilities	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Pledged(a)	Pledged(a)	Amount(c)
J.P. Morgan Chase	$1,456,802	$(7,821)	$(1,170,000)	$–	$278,981
State Street Bank and Trust	377,678	(16,969)	(270,000)	–	90,709
UBS AG	339,518	–	(300,000)	–	39,518
Total	$2,173,998	$(24,790)	$(1,740,000)	$–	$409,208

			Income Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Credit Default Swaps	$76,843	$–	$76,843
Forward Foreign Currency Exchange Contracts	5,243,541	–	5,243,541
Repurchase Agreement	49,344,531	–	49,344,531
Total	$54,664,915	$–	$54,664,915

	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Bank of America	$607,265	$(85,112)	$(310,000)	$–	$212,153
Barclays Bank plc	742,958	–	–	(325,000)	417,958
BNP Paribas S.A.	992	(992)	–	–	–
Citibank	780,898	(6,956)	(590,000)	–	183,942
Fixed Income Clearing Corp.	49,344,531	–	–	(49,344,531)	–
Goldman Sachs	68,559	(68,559)	–	–	–
J.P. Morgan Chase	701,467	(466,382)	–	–	235,085
Morgan Stanley	128,025	–	–	(128,025)	–
Standard Chartered Bank	616,554	(4,769)	(610,000)	–	1,785
State Street Bank and Trust	1,394,161	(402,176)	(730,000)	–	261,985
UBS AG	279,505	(147,457)	–	–	132,048
Total	$54,664,915	$(1,182,403)	$(2,240,000)	$(49,797,556)	$1,444,956

Notes to Financial Statements (unaudited)(continued)

		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Liabilities	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$1,509,860	$–	$1,509,860
Total	$1,509,860	$–	$1,509,860

	Net Amounts
	of Liabilities	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Pledged(a)	Pledged(a)	Amount(c)
Bank of America	$85,112	$(85,112)	$–	$–	$–
BNP Paribas S.A.	149,657	(992)	–	–	148,665
Citibank	6,956	(6,956)	–	–	–
Goldman Sachs	247,351	(68,559)	(178,792)	–	–
J.P. Morgan Chase	466,382	(466,382)	–	–	–
Standard Chartered Bank	4,769	(4,769)	–	–	–
State Street Bank and Trust	402,176	(402,176)	–	–	–
UBS AG	147,457	(147,457)	–	–	–
Total	$1,509,860	$(1,182,403)	$(178,792)	$–	$148,665

			Inflation Focused Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Consumer Price Index (“CPI”) OTC Swaps	$14,265,386	$–	$14,265,386
Repurchase Agreements	46,289,500	–	46,289,500
Total	$60,554,886	$–	$60,554,886

	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Bank of America	$4,910,231	$(4,910,231)	$–	$–	$–
Barclays Bank plc	3,625,204	(3,625,204)	–	–	–
Deutsche Bank AG	2,182,036	(2,182,036)	–	–	–
Fixed Income Clearing Corp.	46,289,500	–	–	(46,289,500)	–
Goldman Sachs	2,750,413	(2,750,413)	–	–	–
J.P. Morgan Chase	797,502	(797,502)	–	–	–
Total	$60,554,886	$(14,265,386)	$–	$(46,289,500)	$–

Notes to Financial Statements (unaudited)(continued)

		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Liabilities	and Liabilities	Assets and Liabilities
Consumer Price Index (“CPI”) OTC Swaps	$121,896,467	$–	$121,896,467
Credit Default Swaps	44	–	44
Forward Foreign Currency Exchange Contracts	4,314	–	4,314
Total	$121,900,825	$–	$121,900,825

	Net Amounts
	of Liabilities	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Pledged(a)	Pledged(a)	Amount(c)
Bank of America	$16,908,526	$(4,910,231)	$(11,880,000)	$–	$118,295
Barclays Bank plc	17,029,203	(3,625,204)	(13,380,000)	–	23,999
Credit Suisse	5,275,722	–	(4,380,000)	–	895,722
Deutsche Bank AG	36,112,133	(2,182,036)	(33,680,000)	–	250,097
Goldman Sachs	17,158,326	(2,750,413)	(14,407,913)	–	–
J.P. Morgan Chase	18,481,326	(797,502)	(17,550,000)	–	133,824
Wells Fargo	10,935,589	–	(10,790,000)	–	145,589
Total	$121,900,825	$(14,265,386)	$(106,067,913)	$–	$1,567,526

		Short Duration Core Bond Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Repurchase Agreements	$101,342	$–	$101,342
Total	$101,342	$–	$101,342

Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$101,342	$–	$–	$(101,342)	$–
Total	$101,342	$–	$–	$(101,342)	$–

		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Liabilities	and Liabilities	Assets and Liabilities
Credit Default Swaps	$2,739	$–	$2,739
Total	$2,739	$–	$2,739

Notes to Financial Statements (unaudited)(continued)

Net Amounts
	of Liabilities	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Pledged(a)	Pledged(a)	Amount(c)
Morgan Stanley	$2,739	$–	$–	$–	$2,739
Total	$2,739	$–	$–	$–	$2,739

		Short Duration Income Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Repurchase Agreements	$855,259,321	$–	$855,259,321
Total	$855,259,321	$–	$855,259,321

	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$825,259,321	$–	$–	$(825,259,321)	$–
J.P. Morgan Chase	30,000,000	–	–	(30,000,000)	–
Total	$855,259,321	$–	$–	$(855,259,321)	$–

		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Liabilities	and Liabilities	Assets and Liabilities
Credit Default Swaps	$5,029,480	$–	$5,029,480
Forward Foreign Currency Exchange Contracts	235,561	–	235,561
Total	$5,265,041	$–	$5,265,041

	Net Amounts
	of Liabilities	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Pledged(a)	Pledged(a)	Amount(c)
Credit Suisse	$1,051,523	$–	$(1,051,523)	$–	$–
Deutsche Bank AG	1,482,663	–	(1,482,663)	–	–
J.P. Morgan Chase	235,561	–	–	–	235,561
Morgan Stanley	2,495,294	–	(2,495,294)	–	–
Total	$5,265,041	$–	$(5,029,480)	$–	$235,561

Notes to Financial Statements (unaudited)(continued)

			Total Return Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$9,037	$–	$9,037
Repurchase Agreement	154,712,489	–	154,712,489
Total	$154,721,526	$–	$154,721,526

	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$154,712,489	$ –	$–	$(154,712,489)	$–
State Street Bank and Trust	9,037	(9,037)	–	–	–
Total	$154,721,526	$(9,037)	$–	$(154,712,489)	$–

		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Liabilities	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$26,487	$–	$26,487
Total	$26,487	$–	$26,487

Net Amounts
	of Liabilities	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Pledged(a)	Pledged(a)	Amount(c)
State Street Bank and Trust	$26,487	$(9,037)	$–	$–	$17,450
Total	$26,487	$(9,037)	$–	$–	$17,450

			Ultra Short Bond Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Repurchase Agreements	$3,994,696	$–	$3,994,696
Total	$3,994,696	$–	$3,994,696

Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$3,994,696	$–	$–	$(3,994,696)	$–
Total	$3,994,696	$–	$–	$(3,994,696)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statements of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of May 31, 2017.
(c)	Net amount represents the amount owed by the Fund to the counterparty as of May 31, 2017.

Notes to Financial Statements (unaudited)(continued)

8.	TRUSTEES’ REMUNERATION

The Trust’s officers and two Trustees, who are associated with Lord Abbett, do not receive any compensation from the Trust for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees’ fees on the Statements of Operations and in Trustees’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Trust has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

10.	LINE OF CREDIT

The Funds and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $550 million (the “Facility”), whereas State Street Bank and Trust Company (“SSB”) participates as a lender and as agent for the lenders. The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million based on past borrowings and likelihood of future borrowings. The Facility will continue through August 28, 2017.

During the six months ended May 31, 2017, High Yield Fund utilized the SSB Facility from March 10, 2017 to March 15, 2017 with average borrowings of $17,850,000. The average interest rate during the period was 2.68%, and total interest paid amounted to $7,975, which is included in other expenses in the Statement of Operations. On March 16, 2017, High Yield Fund fully repaid its borrowings to the Facility. As of May 31, 2017, there were no loans outstanding pursuant to this Facility.

11.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including each Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Funds to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the six months ended May 31, 2017, seven funds of the Trust participated as a lenders in the Interfund Lending Program. The average amount loaned, interest rate and interest income were as follows:

Notes to Financial Statements (unaudited)(continued)

	Average	Average	Interest
Fund	Loan	Interest Rate	Income*
Core Fixed Income Fund	$11,827,131	0.860%	$807
Floating Rate Fund	12,970,373	0.860%	295
High Yield Fund	16,179,076	0.930%	764
Income Fund	19,167,971	0.860%	654
Inflation Focused Fund	31,485,714	0.860%	716
Short Duration Income Fund	23,773,612	0.855%	537
Total Return Fund	51,775,645	0.855%	1,170

*	Included in the Statement of Operations

During the six months ended May 31, 2017, High Yield Fund of the Trust participated as a borrower in the Interfund Lending Program. The average amount borrowed, interest rate and interest expense were as follows:

	Average	Average	Interest
Fund	Loan	Interest Rate	Expense*
High Yield Fund	$31,128,199	0.860%	4,900

*	Included in the Statement of Operations

There were no interfund loans outstanding as of May 31, 2017.

12.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

13.	INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when interest rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal and/or interest to a Fund, a risk that is greater with high-yield bonds (sometimes called “junk bonds”) in which one or more of the Funds may invest. Some issuers, particularly of high-yield bonds, may default as to principal and/or interest payments after a Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to each Fund. High-yield bonds are subject to greater price fluctuations and increased liquidity risk, as well as additional risks.

The values of equity holdings of Convertible Fund will fluctuate in response to movements in the equity securities market in general and to the changing prospects of the individual companies involved.

Convertible Fund, High Yield Fund, Income Fund, Inflation Focused Fund, and Short Duration Income Fund are subject to the general risks and considerations associated with investing in convertible securities, which have both equity and fixed income risk characteristics. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for stocks or bonds. A

Notes to Financial Statements (unaudited)(continued)

significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

Each Fund’s investment exposure to foreign (which may include emerging market) companies presents increased market, liquidity, currency, political, information and other risks. The cost of a Fund’s potential use of forward foreign currency exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions prevailing.

Each Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Funds’ returns since the Funds may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether a Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. If a Fund incorrectly forecasts these and other factors, its performance could suffer. A Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

Each Fund may invest in swap contracts. Swap contracts are bi-lateral agreements between a fund and its counterparty. Each party is exposed to the risk of default by the other. In addition, they may involve a small investment of cash compared to the risk assumed with the result that small changes may produce disproportionate and substantial gains or losses to the Funds.

Core Plus Bond Fund, High Yield Fund, Income Fund, Inflation Focused Fund and Short Duration Income Fund may invest in credit default swap contracts. The risks associated with the Funds’ investment in credit default swaps are greater than if the Funds invested directly in the reference obligation because they are subject to liquidity risk, counterparty risk, and credit risk at both the counterparty and underlying issuer levels.

Each Fund’s exposure to inflation-linked investments, such as Treasury Inflation Protected Securities, may be vulnerable to changes in expectations of inflation or interest rates.

Core Fixed Income Fund, Core Plus Bond Fund, Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund, Short Duration Core Bond Fund, Short Duration Income Fund, and Total Return Fund may invest in floating rate or adjustable rate senior loans, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships or other business entities. The senior loans in which Core Fixed Income Fund, Core Plus Bond Fund, Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund, Short Duration Income Fund and Total Return Fund may invest may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent to below investment grade securities. Below investment grade senior loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market. Floating Rate Fund may invest up to 20% of its total assets in senior loans that are not secured by any specific collateral.

Core Fixed Income Fund, Core Plus Bond Fund, High Yield Fund, Income Fund, Inflation Focused Fund, Short Duration Core Bond Fund, Short Duration Income Fund and Total Return Fund may invest in asset backed securities and mortgage-related securities, including those of Government

Notes to Financial Statements (unaudited)(continued)

sponsored enterprises such as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. In addition, these Funds may invest in non-agency backed and mortgage related securities, which are issued by the private institutions, not by the government-sponsored enterprises. Such securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults, and changes in prevailing interest rates. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive a Fund of income payments above current markets rates. The prepayment rate also will affect the price and volatility of a mortgage-related security. In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprise involved, not by the U.S. Government.

These factors can affect each Fund’s performance.

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

		Six Months Ended
		May 31, 2017		Year Ended
Convertible Fund		(unaudited)	November 30, 2016
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	2,510,896	$30,735,373	1,581,766	$17,330,916
Converted from Class B*	14,264	173,870	30,917	335,472
Reinvestment of distributions	138,398	1,620,416	274,599	2,937,997
Shares reacquired	(2,385,085)	(28,663,231)	(4,848,497)	(52,012,159)
Increase (decrease)	278,473	$3,866,428	(2,961,215)	$(31,407,774)

Class B Shares
Shares sold	–	$–	217	$2,299
Reinvestment of distributions	973	11,332	2,784	29,679
Shares reacquired	(11,344)	(137,444)	(42,522)	(445,499)
Converted to Class A*	(14,263)	(173,870)	(30,937)	(335,472)
Decrease	(24,634)	$(299,982)	(70,458)	$(748,993)

Class C Shares
Shares sold	565,395	$6,809,311	182,274	$1,917,616
Reinvestment of distributions	49,021	569,853	105,643	1,121,944
Shares reacquired	(793,788)	(9,597,152)	(1,815,641)	(19,348,712)
Decrease	(179,372)	$(2,217,988)	(1,527,724)	$(16,309,152)

Class F Shares
Shares sold	4,358,492	$52,604,293	3,934,279	$43,631,903
Reinvestment of distributions	145,004	1,701,679	219,252	2,346,474
Shares reacquired	(2,564,556)	(30,766,609)	(5,903,234)	(62,574,174)
Increase (decrease)	1,938,940	$23,539,363	(1,749,703)	$(16,595,797)

Class F3 Shares(a)
Shares sold	815	$10,000	–	$–
Increase	815	$10,000	–	$–

Notes to Financial Statements (unaudited)(continued)

		Six Months Ended
		May 31, 2017		Year Ended
Convertible Fund		(unaudited)		November 30, 2016
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	8,881,692	$108,672,859	148,898	$1,678,098
Reinvestment of distributions	763,274	9,000,396	1,519,378	16,362,028
Shares reacquired	(7,933,047)	(96,731,459)	(9,799,962)	(107,889,582)
Increase (decrease)	1,711,919	$20,941,796	(8,131,686)	$(89,849,456)

Class P Shares
Shares sold	54	$656	583	$6,132
Reinvestment of distributions	59	706	149	1,616
Shares reacquired	–	–	(2,145)	(24,232)
Increase (decrease)	113	$1,362	(1,413)	$(16,484)

Class R2 Shares
Shares sold	1,127	$13,431	11,444	$123,646
Reinvestment of distributions	60	707	42	462
Shares reacquired	(758)	(9,210)	(23,232)	(252,688)
Increase (decrease)	429	$4,928	(11,746)	$(128,580)

Class R3 Shares
Shares sold	205,341	$2,503,137	66,133	$713,886
Reinvestment of distributions	5,781	67,478	9,722	103,745
Shares reacquired	(71,428)	(861,462)	(99,668)	(1,062,026)
Increase (decrease)	139,694	$1,709,153	(23,813)	$(244,395)

Class R4 Shares
Shares sold	309	$3,739	3,168	$36,081
Reinvestment of distributions	21	241	32	345
Shares reacquired	(358)	(4,214)	–	–
Increase (decrease)	(28)	$(234)	3,200	$36,426

Class R5 Shares
Shares sold	188	$2,329	–	$–
Reinvestment of distributions	21	249	34	364
Increase	209	$2,578	34	$364

Class R6 Shares
Shares sold	138,856	$1,705,060	8,851	$93,796
Reinvestment of distributions	340	4,012	140	1,548
Shares reacquired	(22,580)	(274,103)	(24)	(273)
Increase	116,616	$1,434,969	8,967	$95,071

Notes to Financial Statements (unaudited)(continued)

		Six Months Ended
		May 31, 2017		Year Ended
Core Fixed Income Fund		(unaudited)		November 30, 2016
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	6,471,323	$70,021,511	19,125,235	$210,018,981
Converted from Class B*	108,886	1,179,445	55,882	613,682
Reinvestment of distributions	455,813	4,942,911	1,026,468	11,282,559
Shares reacquired	(8,944,375)	(96,761,186)	(15,901,120)	(175,280,069)
Increase (decrease)	(1,908,353)	$(20,617,319)	4,306,465	$46,635,153

Class B Shares
Shares sold	16,883	$182,198	33,640	$366,905
Reinvestment of distributions	1,576	17,026	6,583	71,982
Shares reacquired	(62,925)	(679,054)	(147,816)	(1,624,362)
Converted to Class A*	(109,220)	(1,179,445)	(56,051)	(613,682)
Decrease	(153,686)	$(1,659,275)	(163,644)	$(1,799,157)

Class C Shares
Shares sold	611,146	$6,578,850	2,724,550	$29,692,514
Reinvestment of distributions	51,360	554,413	128,578	1,406,024
Shares reacquired	(2,178,750)	(23,436,904)	(2,268,631)	(24,809,880)
Increase (decrease)	(1,516,244)	$(16,303,641)	584,497	$6,288,658

Class F Shares
Shares sold	12,234,203	$132,328,971	23,948,656	$264,553,376
Reinvestment of distributions	422,487	4,582,710	796,926	8,741,823
Shares reacquired	(6,416,137)	(69,322,067)	(26,055,749)	(287,013,573)
Increase (decrease)	6,240,553	$67,589,614	(1,310,167)	$(13,718,374)

Class F3 Shares(a)
Shares sold	922	$10,000	–	$–
Reinvestment of distributions	4	40	–	–
Increase	926	$10,040	–	$–

Class I Shares
Shares sold	9,483,664	$102,253,899	3,594,309	$39,431,717
Reinvestment of distributions	198,471	2,153,090	732,798	8,045,060
Shares reacquired	(7,330,292)	(79,440,676)	(23,051,138)	(254,854,928)
Increase (decrease)	2,351,843	$24,966,313	(18,724,031)	$(207,378,151)

Class P Shares
Shares sold	–	$–	–	$2
Reinvestment of distributions	5.91	64	25	274
Shares reacquired	(1,084.98)	(11,737)	–	(5)
Increase (decrease)	(1,079.07)	$(11,673)	25	$271

Class R2 Shares
Shares sold	25,761	$278,472	54,874	$603,841
Reinvestment of distributions	358	3,881	488	5,397
Shares reacquired	(4,908)	(53,114)	(18,408)	(205,618)
Increase	21,211	$229,239	36,954	$403,620

Notes to Financial Statements (unaudited)(continued)

		Six Months Ended
		May 31, 2017		Year Ended
Core Fixed Income Fund		(unaudited)		November 30, 2016
Class R3 Shares	Shares	Amount	Shares	Amount
Shares sold	508,980	$5,508,788	489,283	$5,379,375
Reinvestment of distributions	17,823	193,281	47,150	517,538
Shares reacquired	(806,885)	(8,727,476)	(1,158,726)	(12,621,923)
Decrease	(280,082)	$(3,025,407)	(622,293)	$(6,725,010)

Class R4 Shares
Shares sold	145,827	$1,577,475	82,463	$918,782
Reinvestment of distributions	373	4,052	285	3,158
Shares reacquired	(12,030)	(130,028)	(8,202)	(90,210)
Increase	134,170	$1,451,499	74,546	$831,730

Class R5 Shares
Shares sold	46,000	$497,175	29,244	$325,464
Reinvestment of distributions	606	6,563	103	1,119
Shares reacquired	(6,377)	(69,200)	(12)	(130)
Increase	40,229	$434,538	29,335	$326,453

Class R6 Shares
Shares sold	542,483	$5,854,745	188,932	$2,089,266
Reinvestment of distributions	43,300	469,455	86,643	952,166
Shares reacquired	(222,179)	(2,401,165)	(9,680)	(107,249)
Increase	363,604	$3,923,035	265,895	$2,934,183

		Six Months Ended
		May 31, 2017		Year Ended
Core Plus Bond Fund		(unaudited)		November 30, 2016**
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	25,897	$390,037	371,946	$5,584,944
Reinvestment of distributions	8,326	125,018	12,063	182,596
Shares reacquired	(17,834)	(268,752)	(27,038)	(410,476)
Increase	16,389	$246,303	356,971	$5,357,064

Class C Shares
Shares sold	12,889	$193,478	17,270	$259,287
Reinvestment of distributions	430	6,465	384	5,837
Shares reacquired	(781)	(11,746)	(409)	(6,275)
Increase	12,538	$188,197	17,245	$258,849

Class F Shares
Shares sold	8,093	$122,171	330,228	$4,955,288
Reinvestment of distributions	8,073	121,231	12,035	182,224
Shares reacquired	(2,918)	(44,247)	(1,777)	(27,297)
Increase	13,248	$199,155	340,486	$5,110,215

Notes to Financial Statements (unaudited)(continued)

		Six Months Ended
		May 31, 2017		Year Ended
Core Plus Bond Fund		(unaudited)		November 30, 2016**
Class F3 Shares(a)	Shares	Amount	Shares	Amount
Shares sold	663.13	$10,000	–	$–
Reinvestment of distributions	3.6	54	–	–
Increase	666.73	$10,054	–	$–

Class I Shares
Shares sold	–	$10	6,669	$100,030
Reinvestment of distributions	166	2,502	254	3,848
Increase	166	$2,512	6,923	$103,878

Class R2 Shares
Shares sold	–	$2	1,669	$25,030
Reinvestment of distributions	36	544	53	808
Increase	36	$546	1,722	$25,838

Class R3 Shares
Shares sold	2	$32	1,669	$25,030
Reinvestment of distributions	37	558	55	833
Increase	39	$590	1,724	$25,863

Class R4 Shares
Shares sold	–	$3	1,669	$25,030
Reinvestment of distributions	39	592	51	897
Increase	39	$595	1,720	$25,927

Class R5 Shares
Shares sold	–	$3	1,669	$25,030
Reinvestment of distributions	42	626	63	961
Increase	42	$629	1,732	$25,991

Class R6 Shares
Shares sold	–	$3	1,669	$25,030
Reinvestment of distributions	43	644	66	1,000
Increase	43	$647	1,735	$26,030

		Six Months Ended
		May 31, 2017
Corporate Bond Fund		(unaudited)***
Class A Shares	Shares	Amount
Shares sold	30,000	$300,000
Reinvestment of distributions	118	1,179
Increase	30,118	$301,179

Class C Shares
Shares sold	7,010	$70,000
Reinvestment of distributions	18	183
Increase	7,028	$70,183

Notes to Financial Statements (unaudited)(continued)

		Six Months Ended
		May 31, 2017
Corporate Bond Fund		(unaudited)***
Class F Shares	Shares	Amount
Shares sold	150,000	$1,500,000
Reinvestment of distributions	604	6,053
Increase	150,604	$1,506,053

Class F3 Shares(a)
Shares sold	150,000	$1,500,000
Reinvestment of distributions	635	6,365
Increase	150,635	$1,506,365

Class I Shares
Shares sold	5,000	$50,000
Reinvestment of distributions	21	207
Increase	5,021	$50,207

Class R2 Shares
Shares sold	2,499.77	$25,000
Reinvestment of distributions	9	88
Increase (decrease)	2,508.77	$25,088

Class R3 Shares
Shares sold	2,500	$25,000
Reinvestment of distributions	9	91
Increase (decrease)	2,509	$25,091

Class R4 Shares
Shares sold	2,499.68	$25,000
Reinvestment of distributions	10	97
Increase	2,509.68	$25,097

Class R5 Shares
Shares sold	2,500	$25,000
Reinvestment of distributions	10	104
Increase	2,510	$25,104

Class R6 Shares
Shares sold	150,000	$1,500,000
Reinvestment of distributions	635	6,365
Increase	150,635	$1,506,365

Notes to Financial Statements (unaudited)(continued)

		Six Months Ended
		May 31, 2017		Year Ended
Floating Rate Fund		(unaudited)		November 30, 2016
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	153,494,009	$1,418,233,803	157,703,235	$1,425,015,483
Reinvestment of distributions	7,421,281	68,530,239	10,658,346	95,751,586
Shares reacquired	(78,392,199)	(724,214,177)	(106,963,994)	(955,078,843)
Increase	82,523,091	$762,549,865	61,397,587	$565,688,226

Class C Shares
Shares sold	33,090,123	$305,940,417	39,649,100	$357,905,732
Reinvestment of distributions	2,733,644	25,267,409	4,958,064	44,541,824
Shares reacquired	(20,589,643)	(190,290,749)	(42,206,446)	(377,346,321)
Increase	15,234,124	$140,917,077	2,400,718	$25,101,235

Class F Shares
Shares sold	298,727,851	$2,757,479,688	272,132,227	$2,454,270,437
Reinvestment of distributions	8,869,505	81,821,124	9,270,187	83,354,322
Shares reacquired	(89,000,882)	(821,262,266)	(125,755,423)	(1,121,056,906)
Increase	218,596,474	$2,018,038,546	155,646,991	$1,416,567,853

Class F3 Shares(a)
Shares sold	1,083	$10,000	–	$–
Reinvestment of distributions	8	73	–	–
Increase	1,091	$10,073	–	$–

Class I Shares
Shares sold	66,127,319	$611,127,646	43,467,096	$392,102,944
Reinvestment of distributions	1,608,141	14,854,305	1,606,092	14,449,028
Shares reacquired	(19,405,375)	(179,144,601)	(20,300,557)	(180,938,044)
Increase	48,330,085	$446,837,350	24,772,631	$225,613,928

Class R2 Shares
Shares sold	102,693	$947,798	46,257	$420,348
Reinvestment of distributions	2,479	22,907	2,370	21,328
Shares reacquired	(19,276)	(178,508)	(17,624)	(158,837)
Increase	85,896	$792,197	31,003	$282,839

Class R3 Shares
Shares sold	1,157,570	$10,705,521	1,647,773	$14,836,562
Reinvestment of distributions	86,967	803,490	137,869	1,239,575
Shares reacquired	(521,489)	(4,815,240)	(1,005,946)	(8,999,778)
Increase	723,048	$6,693,771	779,696	$7,076,359

Class R4 Shares
Shares sold	451,498	$4,170,972	279,477	$2,539,245
Reinvestment of distributions	5,765	53,234	1,400	12,774
Shares reacquired	(72,499)	(669,313)	(30,990)	(282,965)
Increase	384,764	$3,554,893	249,887	$2,269,054

Notes to Financial Statements (unaudited)(continued)

		Six Months Ended
		May 31, 2017		Year Ended
Floating Rate Fund		(unaudited)		November 30, 2016
Class R5 Shares	Shares	Amount	Shares	Amount
Shares sold	218,554	$2,025,150	35,360	$317,542
Reinvestment of distributions	3,963	36,636	686	6,232
Shares reacquired	(18,537)	(171,463)	(4,108)	(37,619)
Increase	203,980	$1,890,323	31,938	$286,155

Class R6 Shares
Shares sold	1,184,748	$10,963,292	379,232	$3,437,433
Reinvestment of distributions	31,199	288,407	50,012	450,003
Shares reacquired	(195,472)	(1,805,629)	(32,019)	(287,020)
Increase	1,020,475	$9,446,070	397,225	$3,600,416

		Six Months Ended
		May 31, 2017		Year Ended
High Yield Fund		(unaudited)		November 30, 2016
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	83,542,029	$632,666,916	188,730,101	$1,338,214,234
Converted from Class B*	162,479	1,238,058	103,858	744,535
Reinvestment of distributions	5,206,989	39,682,869	9,587,408	68,830,791
Shares reacquired	(105,870,649)	(804,490,885)	(148,042,767)	(1,054,220,349)
Increase (decrease)	(16,959,152)	$(130,903,042)	50,378,600	$353,569,211

Class B Shares
Shares sold	12,574	$95,299	16,588	$117,669
Reinvestment of distributions	13,104	99,390	39,744	281,571
Shares reacquired	(87,638)	(662,801)	(278,503)	(1,976,067)
Converted to Class A*	(163,243)	(1,238,058)	(104,373)	(744,535)
Decrease	(225,203)	$(1,706,170)	(326,544)	$(2,321,362)

Class C Shares
Shares sold	11,617,389	$87,790,105	28,772,298	$202,783,850
Reinvestment of distributions	1,441,014	10,928,661	2,518,584	17,986,089
Shares reacquired	(8,900,666)	(67,349,017)	(15,928,001)	(112,821,264)
Increase	4,157,737	$31,369,749	15,362,881	$107,948,675

Class F Shares
Shares sold	165,575,940	$1,257,531,313	188,213,027	$1,339,800,301
Reinvestment of distributions	6,578,057	50,108,461	7,868,243	56,728,743
Shares reacquired	(61,541,183)	(467,424,542)	(87,410,019)	(621,826,568)
Increase	110,612,814	$840,215,232	108,671,251	$774,702,476

Class F3 Shares(a)
Shares sold	1,307	$10,000	–	$–
Reinvestment of distributions	12	95	–	–
Increase	1,319	$10,095	–	$–

Notes to Financial Statements (unaudited)(continued)

		Six Months Ended
		May 31, 2017		Year Ended
High Yield Fund		(unaudited)		November 30, 2016
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	88,502,043	$672,977,545	116,132,907	$823,420,768
Reinvestment of distributions	6,822,242	52,212,643	16,439,541	118,184,018
Shares reacquired	(94,222,179)	(716,165,811)	(170,901,619)	(1,233,428,082)
Increase (decrease)	1,102,106	$9,024,377	(38,329,171)	$(291,823,296)

Class P Shares
Shares sold	53,264	$409,009	21,917	$162,417
Reinvestment of distributions	827	6,421	1,598	11,390
Shares reacquired	(3,324)	(25,515)	(55,418)	(412,438)
Increase (decrease)	50,767	$389,915	(31,903)	$(238,631)

Class R2 Shares
Shares sold	782,653	$5,975,819	1,228,569	$8,815,688
Reinvestment of distributions	16,376	125,670	20,116	146,367
Shares reacquired	(380,429)	(2,905,978)	(477,851)	(3,450,544)
Increase	418,600	$3,195,511	770,834	$5,511,511

Class R3 Shares
Shares sold	2,835,575	$21,687,791	4,950,747	$35,681,801
Reinvestment of distributions	280,111	2,148,778	452,674	3,267,519
Shares reacquired	(1,929,243)	(14,758,484)	(2,222,481)	(15,938,968)
Increase	1,186,443	$9,078,085	3,180,940	$23,010,352

Class R4 Shares
Shares sold	3,547,475	$26,989,266	2,927,800	$21,376,142
Reinvestment of distributions	90,066	687,221	41,989	308,447
Shares reacquired	(587,453)	(4,457,712)	(191,973)	(1,420,125)
Increase	3,050,088	$23,218,775	2,777,816	$20,264,464

Class R5 Shares
Shares sold	4,356,119	$33,172,955	1,639,514	$11,936,567
Reinvestment of distributions	94,666	725,530	29,432	217,687
Shares reacquired	(423,529)	(3,232,243)	(191,071)	(1,383,823)
Increase	4,027,256	$30,666,242	1,477,875	$10,770,431

Class R6 Shares
Shares sold	28,167,030	$214,118,513	10,911,492	$76,182,140
Reinvestment of distributions	661,446	5,078,435	434,601	3,154,045
Shares reacquired	(1,655,167)	(12,653,102)	(3,147,224)	(21,842,440)
Increase	27,173,309	$206,543,846	8,198,869	$57,493,745

Notes to Financial Statements (unaudited)(continued)

		Six Months Ended
		May 31, 2017		Year Ended
Income Fund		(unaudited)		November 30, 2016
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	42,467,275	$119,390,479	57,482,784	$158,012,069
Converted from Class B*	419,447	1,180,232	332,109	909,374
Reinvestment of distributions	4,710,862	13,266,833	12,129,503	33,271,957
Shares reacquired	(57,649,840)	(161,691,810)	(116,976,217)	(320,636,598)
Decrease	(10,052,256)	$(27,854,266)	(47,031,821)	$(128,443,198)

Class B Shares
Shares sold	111,545	$313,295	42,844	$116,417
Reinvestment of distributions	12,796	36,067	48,054	131,592
Shares reacquired	(286,737)	(804,572)	(489,280)	(1,336,512)
Converted to Class A*	(419,109)	(1,180,232)	(331,970)	(909,374)
Decrease	(581,505)	$(1,635,442)	(730,352)	$(1,997,877)

Class C Shares
Shares sold	4,955,973	$13,959,931	10,681,381	$29,436,352
Reinvestment of distributions	1,061,692	3,005,732	2,733,686	7,532,208
Shares reacquired	(14,230,641)	(40,150,289)	(25,830,492)	(70,975,038)
Decrease	(8,212,976)	$(23,184,626)	(12,415,425)	$(34,006,478)

Class F Shares
Shares sold	93,213,228	$261,779,927	65,256,935	$180,385,685
Reinvestment of distributions	2,773,890	7,819,164	5,342,844	14,667,226
Shares reacquired	(30,610,483)	(85,785,370)	(86,447,494)	(236,469,955)
Increase (decrease)	65,376,635	$183,813,721	(15,847,715)	$(41,417,044)

Class F3 Shares(a)
Shares sold	3,546	$10,000	–	$–
Reinvestment of distributions	21	60	–	–
Increase	3,567	$10,060	–	$–

Class I Shares
Shares sold	8,142,524	$22,888,951	13,222,107	$35,977,825
Reinvestment of distributions	473,339	1,333,437	1,354,607	3,715,849
Shares reacquired	(7,540,285)	(21,108,389)	(20,692,455)	(56,820,059)
Increase (decrease)	1,075,578	$3,113,999	(6,115,741)	$(17,126,385)

Class R2 Shares
Shares sold	133,276	$377,349	354,234	$977,929
Reinvestment of distributions	4,218	11,979	15,212	41,557
Shares reacquired	(242,296)	(686,921)	(1,248,770)	(3,374,283)
Decrease	(104,802)	$(297,593)	(879,324)	$(2,354,797)

Notes to Financial Statements (unaudited)(continued)

		Six Months Ended
		May 31, 2017		Year Ended
Income Fund		(unaudited)		November 30, 2016
Class R3 Shares	Shares	Amount	Shares	Amount
Shares sold	2,563,825	$7,217,391	6,208,017	$17,137,418
Reinvestment of distributions	305,586	863,017	763,530	2,100,014
Shares reacquired	(4,698,884)	(13,242,038)	(9,535,447)	(26,093,466)
Decrease	(1,829,473)	$(5,161,630)	(2,563,900)	$(6,856,034)

Class R4 Shares
Shares sold	248,295	$698,466	593,466	$1,620,576
Reinvestment of distributions	1,780	5,023	2,021	5,679
Shares reacquired	(44,447)	(124,779)	(71,708)	(200,459)
Increase	205,628	$578,710	523,779	$1,425,796

Class R5 Shares
Shares sold	22,750	$62,960	67,500	$189,373
Reinvestment of distributions	1,730	4,872	719	1,999
Shares reacquired	(331)	(929)	(84)	(236)
Increase	24,149	$66,903	68,135	$191,136

Class R6 Shares
Shares sold	1,456,642	$4,104,607	224,208	$612,178
Reinvestment of distributions	29,181	82,254	60,644	165,791
Shares reacquired	(264,538)	(745,394)	(915,606)	(2,400,196)
Increase (decrease)	1,221,285	$3,441,467	(630,754)	$(1,622,227)

		Six Months Ended
		May 31, 2017		Year Ended
Inflation Focused Fund		(unaudited)		November 30, 2016
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	10,031,678	$122,285,836	14,226,028	$168,479,357
Reinvestment of distributions	331,123	4,026,738	817,605	9,718,398
Shares reacquired	(15,026,646)	(183,261,882)	(21,609,512)	(256,238,994)
Decrease	(4,663,845)	$(56,949,308)	(6,565,879)	$(78,041,239)

Class C Shares
Shares sold	1,434,422	$17,488,502	703,123	$8,477,099
Reinvestment of distributions	51,890	631,422	117,464	1,396,926
Shares reacquired	(679,149)	(8,253,399)	(2,298,114)	(27,287,961)
Increase (decrease)	807,163	$9,866,525	(1,477,527)	$(17,413,936)

Class F Shares
Shares sold	24,916,665	$303,798,410	9,915,299	$118,541,938
Reinvestment of distributions	372,421	4,526,364	350,816	4,172,078
Shares reacquired	(7,066,002)	(85,916,156)	(7,297,618)	(86,545,458)
Increase	18,223,084	$222,408,618	2,968,497	$36,168,558

Notes to Financial Statements (unaudited)(continued)

		Six Months Ended
		May 31, 2017		Year Ended
Inflation Focused Fund		(unaudited)		November 30, 2016
Class F3 Shares(a)	Shares	Amount	Shares	Amount
Shares sold	822	$10,000	–	$–
Reinvestment of distributions	5	65	–	–
Increase	827	$10,065	–	$–

Class I Shares
Shares sold	19,070,454	$232,341,408	20,850,151	$249,007,266
Reinvestment of distributions	659,904	8,020,283	682,856	8,121,339
Shares reacquired	(7,085,011)	(86,400,717)	(4,599,130)	(54,528,851)
Increase	12,645,347	$153,960,974	16,933,877	$202,599,754

Class R2 Shares
Shares sold	26,732	$325,532	2,860	$33,797
Reinvestment of distributions	51	608	32	378
Shares reacquired	(1,627)	(19,809)	(15,308)	(179,953)
Increase (decrease)	25,156	$306,331	(12,416)	$(145,778)

Class R3 Shares
Shares sold	9,135	$111,588	13,992	$166,167
Reinvestment of distributions	338	4,108	781	9,278
Shares reacquired	(18,118)	(220,094)	(14,201)	(166,456)
Increase (decrease)	(8,645)	$(104,398)	572	$8,989

Class R4 Shares
Shares sold	57,514	$689,176	8,233	$100,110
Reinvestment of distributions	21	252	34.70	412
Shares reacquired	–	(2)	–	–
Increase	57,535	$689,426	8,267.70	$100,522

Class R5 Shares
Shares sold	468	$5,722	–	$–
Reinvestment of distributions	22	272	37	438
Shares reacquired	(43)	(524)	–	–
Increase	447	$5,470	37	$438

Class R6 Shares
Shares sold	1,925,651	$23,502,241	–	$–
Reinvestment of distributions	21,227	257,017	38	456
Shares reacquired	(102,703)	(1,247,087)	–	–
Increase	1,844,175	$22,512,171	38	$456

Notes to Financial Statements (unaudited)(continued)

		Six Months Ended
		May 31, 2017
Short Duration Core Bond Fund		(unaudited)***
Class A Shares	Shares	Amount
Shares sold	88,040	$880,408
Reinvestment of distributions	107	1,068
Shares reacquired	(1)	(7)
Increase	88,146	$881,469

Class C Shares
Shares sold	7,802	$78,000
Reinvestment of distributions	11	110
Increase	7,813	$78,110

Class F Shares
Shares sold	152,760	$1,527,600
Reinvestment of distributions	392	3,922
Increase	153,152	$1,531,522

Class F3 Shares(a)
Shares sold	150,000	$1,500,000
Reinvestment of distributions	418	4,182
Increase	150,418	$1,504,182

Class I Shares
Shares sold	5,000.00	$50,000
Reinvestment of distributions	13.40	134
Increase	5,013.40	$50,134

Class R2 Shares
Shares sold	2,500.00	$25,000
Reinvestment of distributions	5.15	51
Increase (decrease)	2,505.15	$25,051

Class R3 Shares
Shares sold	2,500.00	$25,000
Reinvestment of distributions	5.42	54
Increase (decrease)	2,505.42	$25,054

Class R4 Shares
Shares sold	2,500	$25,000
Reinvestment of distributions	6	61
Increase	2,506	$25,061

Class R5 Shares
Shares sold	2,500	$25,000
Reinvestment of distributions	7	67
Increase	2,507	$25,067

Class R6 Shares
Shares sold	150,000	$1,500,000
Reinvestment of distributions	418	4,182
Increase	150,418	$1,504,182

Notes to Financial Statements (unaudited)(continued)

		Six Months Ended
		May 31, 2017		Year Ended
Short Duration Income Fund		(unaudited)		November 30, 2016
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	600,375,680	$2,584,917,570	856,735,036	$3,709,042,573
Converted from Class B*	570,500	2,454,936	354,615	1,534,930
Reinvestment of distributions	41,151,751	177,159,197	86,674,735	375,051,646
Shares reacquired	(645,204,984)	(2,778,436,641)	(1,037,425,626)	(4,487,297,741)
Decrease	(3,107,053)	$(13,904,938)	(93,661,240)	$(401,668,592)

Class B Shares
Shares sold	63,174	$272,578	174,415	$754,442
Reinvestment of distributions	30,106	129,811	90,191	390,766
Shares reacquired	(438,341)	(1,889,171)	(1,105,977)	(4,793,417)
Converted to Class A*	(569,459)	(2,454,936)	(354,254)	(1,534,930)
Decrease	(914,520)	$(3,941,718)	(1,195,625)	$(5,183,139)

Class C Shares
Shares sold	139,815,816	$605,771,399	292,015,892	$1,272,320,769
Reinvestment of distributions	19,636,110	85,091,282	42,744,212	186,167,255
Shares reacquired	(226,997,656)	(983,482,261)	(408,101,732)	(1,776,653,399)
Decrease	(67,545,730)	$(292,619,580)	(73,341,628)	$(318,165,375)

Class F Shares
Shares sold	1,346,322,629	$5,793,926,712	1,567,778,208	$6,780,567,423
Reinvestment of distributions	49,452,830	212,806,350	84,693,814	366,412,642
Shares reacquired	(719,495,735)	(3,095,711,511)	(1,265,738,266)	(5,469,560,922)
Increase	676,279,724	$2,911,021,551	386,733,756	$1,677,419,143

Class F3 Shares(a)
Shares sold	251,939,815	$1,083,369,136	–	$–
Reinvestment of distributions	505,827	2,180,110	–	–
Shares reacquired	(1,354,676)	(5,831,313)	–	–
Increase	251,090,966	$1,079,717,933	–	$–

Class I Shares
Shares sold	492,188,152	$2,117,539,393	861,118,761	$3,717,697,269
Reinvestment of distributions	21,598,480	92,944,906	38,938,063	168,489,002
Shares reacquired	(531,793,346)	(2,287,477,284)	(592,458,115)	(2,559,859,971)
Increase (decrease)	(18,006,714)	$(76,992,985)	307,598,709	$1,326,326,300

Class R2 Shares
Shares sold	2,081,962	$8,969,508	3,547,558	$15,356,245
Reinvestment of distributions	25,867	111,444	46,815	202,682
Shares reacquired	(1,957,476)	(8,433,360)	(1,954,829)	(8,460,578)
Increase	150,353	$647,592	1,639,544	$7,098,349

Class R3 Shares
Shares sold	14,961,296	$64,492,030	31,252,832	$135,458,534
Reinvestment of distributions	1,148,573	4,952,277	2,010,448	8,707,804
Shares reacquired	(12,300,192)	(53,019,889)	(17,822,763)	(77,271,381)
Increase	3,809,677	$16,424,418	15,440,517	$66,894,957

Notes to Financial Statements (unaudited)(continued)

		Six Months Ended
		May 31, 2017		Year Ended
Short Duration Income Fund		(unaudited)		November 30, 2016
Class R4 Shares	Shares	Amount	Shares	Amount
Shares sold	10,123,190	$43,670,045	8,020,309	$34,835,982
Reinvestment of distributions	109,756	473,385	67,785	294,641
Shares reacquired	(2,476,926)	(10,685,516)	(1,024,357)	(4,449,055)
Increase	7,756,020	$33,457,914	7,063,737	$30,681,568

Class R5 Shares
Shares sold	3,791,594	$16,296,753	2,822,057	$12,201,377
Reinvestment of distributions	79,846	343,186	49,133	212,634
Shares reacquired	(2,161,623)	(9,277,193)	(390,535)	(1,691,088)
Increase	1,709,817	$7,362,746	2,480,655	$10,722,923

Class R6 Shares
Shares sold	20,525,390	$88,308,233	16,144,796	$69,882,759
Reinvestment of distributions	957,593	4,122,117	1,401,004	6,064,484
Shares reacquired	(4,895,176)	(21,065,775)	(28,498,435)	(123,051,017)
Increase (decrease)	16,587,807	$71,364,575	(10,952,635)	$(47,103,774)

		Six Months Ended
		May 31, 2017		Year Ended
Total Return Fund		(unaudited)		November 30, 2016
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	20,812,144	$214,408,548	44,083,500	$459,888,089
Converted from Class B*	208,408	2,148,899	168,276	1,748,525
Reinvestment of distributions	1,721,774	17,727,050	3,186,825	33,215,321
Shares reacquired	(27,137,176)	(279,403,601)	(36,022,986)	(376,082,530)
Increase (decrease)	(4,394,850)	$(45,119,104)	11,415,615	$118,769,405

Class B Shares
Shares sold	35,300	$363,416	59,606	$618,361
Reinvestment of distributions	7,239	74,281	19,646	203,939
Shares reacquired	(139,539)	(1,434,258)	(274,393)	(2,861,333)
Converted to Class A*	(208,671)	(2,148,898)	(168,494)	(1,748,525)
Decrease	(305,671)	$(3,145,459)	(363,635)	$(3,787,558)

Class C Shares
Shares sold	1,785,296	$18,367,166	5,724,755	$59,589,739
Reinvestment of distributions	187,226	1,924,135	345,883	3,599,385
Shares reacquired	(4,671,422)	(48,102,874)	(5,056,537)	(52,640,355)
Increase (decrease)	(2,698,900)	$(27,811,573)	1,014,101	$10,548,769

Class F Shares
Shares sold	39,291,556	$404,483,181	50,286,811	$527,426,355
Reinvestment of distributions	1,359,149	14,001,382	1,623,849	16,927,689
Shares reacquired	(19,796,921)	(203,931,682)	(22,498,376)	(234,643,724)
Increase	20,853,784	$214,552,881	29,412,284	$309,710,320

Notes to Financial Statements (unaudited)(continued)

		Six Months Ended
		May 31, 2017		Year Ended
Total Return Fund		(unaudited)		November 30, 2016
Class F3 Shares(a)	Shares	Amount	Shares	Amount
Shares sold	968	$10,000	–	$–
Reinvestment of distributions	4	45	–	–
Increase	972	$10,045	–	$–

Class I Shares
Shares sold	5,222,366	$53,913,453	10,073,345	$105,036,693
Reinvestment of distributions	424,890	4,384,554	778,511	8,126,993
Shares reacquired	(4,767,234)	(49,235,582)	(10,844,284)	(112,505,636)
Increase	880,022	$9,062,425	7,572	$658,050

Class P Shares
Shares sold	1,776	$18,386	33,145	$345,744
Reinvestment of distributions	1,123	11,602	6,953	72,847
Shares reacquired	(36,877)	(380,568)	(211,460)	(2,197,400)
Decrease	(33,978)	$(350,580)	(171,362)	$(1,778,809)

Class R2 Shares
Shares sold	261,522	$2,686,836	323,476	$3,360,495
Reinvestment of distributions	8,301	85,483	11,598	120,980
Shares reacquired	(91,005)	(937,970)	(203,921)	(2,132,259)
Increase	178,818	$1,834,349	131,153	$1,349,216

Class R3 Shares
Shares sold	3,067,620	$31,507,937	4,159,627	$43,357,250
Reinvestment of distributions	196,080	2,018,107	348,593	3,630,077
Shares reacquired	(3,093,646)	(31,902,319)	(3,831,078)	(40,029,652)
Increase	170,054	$1,623,725	677,142	$6,957,675

Class R4 Shares
Shares sold	3,553,002	$36,585,970	2,731,862	$28,770,578
Reinvestment of distributions	25,361	261,425	18,470	193,897
Shares reacquired	(581,195)	(5,990,673)	(388,226)	(4,063,494)
Increase	2,997,168	$30,856,722	2,362,106	$24,900,981

Class R5 Shares
Shares sold	2,283,131	$23,412,959	1,186,314	$12,574,928
Reinvestment of distributions	42,552	438,658	8,505	89,588
Shares reacquired	(220,645)	(2,274,258)	(156,474)	(1,651,720)
Increase	2,105,038	$21,577,359	1,038,345	$11,012,796

Class R6 Shares
Shares sold	3,987,702	$41,115,867	7,003,299	$72,713,723
Reinvestment of distributions	129,384	1,334,588	146,971	1,539,705
Shares reacquired	(894,706)	(9,223,929)	(1,731,600)	(18,047,546)
Increase	3,222,380	$33,226,526	5,418,670	$56,205,882

Notes to Financial Statements (unaudited)(concluded)

		Six Months Ended
		May 31, 2017		Year Ended
Ultra Short Bond Fund		(unaudited)		November 30, 2016**
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	29,306,663	$293,131,391	529,129	$5,291,285
Reinvestment of distributions	41,224	412,447	789	7,894
Shares reacquired	(3,003,213)	(30,039,220)	–	(2)
Increase	26,344,674	$263,504,618	529,918	$5,299,177

Class F Shares
Shares sold	8,728,323	$87,316,881	25,000	$250,000
Reinvestment of distributions	9,505	95,106	40	396
Shares reacquired	(1,222,395)	(12,228,515)	–	–
Increase	7,515,433	$75,183,472	25,040	$250,396

Class F3 Shares(a)
Shares sold	999	$10,000	–	$–
Reinvestment of distributions	2	21	–	–
Increase	1,001	$10,021	–	$–

Class I Shares
Shares sold	179,915	$1,800,000	462,500	$4,625,000
Reinvestment of distributions	2,131	21,305	790	7,899
Shares reacquired	(452,848)	(4,529,992)	–	–
Increase (decrease)	(270,802)	$(2,708,687)	463,290	$4,632,899

Class R5 Shares
Shares sold	–	$–	25,000	$250,000
Reinvestment of distributions	158	1,587	43	427
Increase	158	$1,587	25,043	$250,427

Class R6 Shares
Shares sold	3,328	$33,280	25,000	$250,000
Reinvestment of distributions	174	1,744	44	442
Shares reacquired	(7)	(71)	–	–
Increase	3,495	$34,953	25,044	$250,442

*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.
**	Shares commenced on October 12, 2016.
***	Shares commenced on April 19, 2017.
(a)	Commenced on April 4, 2017.

15.	RECENT ACCOUNTING REGULATION

In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) adopted amendments to Regulation S-X that, along with other regulatory changes, are intended to modernize the reporting and disclosure of information by registered investment companies. In part, the amendments require standardized, enhanced disclosure about derivatives in investment company financial statements. The compliance date for the amendments is August 1, 2017. Although management continues to evaluate the potential impact of the amendments on the Funds, it expects such impact will be limited to additional financial statement disclosures, with no effect on the Funds’ net assets or results of operations.

Approval of Advisory Contract

Convertible Fund
Core Fixed Income Fund
Floating Rate Fund
High Yield Fund
Income Fund
Inflation Focused Fund
Short Duration Income Fund
Ultra Short Bond Fund

The Board, including all of the Trustees who are not interested persons of the Company or of Lord Abbett (the “Independent Trustees”), annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett (referred to herein as the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about each Fund’s investment performance compared to the performance of its benchmark. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its familiarity with Lord Abbett gained through its meetings and discussions. These meetings and discussions included the review of the portfolio management teams conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management. The Independent Trustees also met with their independent legal counsel in a private session at which no representatives of management were present.

The materials received by the Board as to each Fund included, but were not limited to: (1) information provided by Morningstar, Inc. (“Morningstar”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Morningstar, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of one or more appropriate benchmarks; (2) information provided by Morningstar regarding the expense ratios, contractual and effective management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability of the Agreement to Lord Abbett; (8) information provided by Lord Abbett regarding the investment management fee schedules for Lord Abbett’s other advisory clients maintaining accounts with a similar investment strategy as the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the

Approval of Advisory Contract (continued)

differences in the nature of the services provided to each Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board concluded that each Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of its performance peer group and one or more appropriate benchmarks as of various periods ended August 31, 2016. As to Convertible Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one- and three-year periods, equal to the median of the performance peer group for the five-year period, and below the median of the performance peer group for the ten-year period. As to Core Fixed Income Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the three-, five-, and ten-year periods, and below the median of the performance peer group for the one-year period. As to Floating Rate Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-, three-, and five-year periods. As to each of High Yield Fund and Short Duration Income Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-, three-, five-, and ten-year periods. As to Income Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the five- and ten-year periods, equal to the median of the performance peer group for the three-year period, and below the median of the performance peer group for the one-year period. As to Inflation Focused Fund, the Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-year, three-year, and five-year periods. The Board also considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board and the willingness of Lord Abbett to take steps intended to improve performance when necessary, including changes among certain of the portfolio managers of Inflation Focused Fund in 2016. After reviewing these and related factors, the Board concluded that each Fund’s investment performance was reasonable and supported the continuation of the Agreement on behalf of each Fund.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of each Fund and the expense levels of the Fund’s expense peer group as of the date of each fund’s most recent annual report as of August 31, 2016. It also considered how the expense level of each Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. As to Convertible Fund, the Board observed that the overall expense level was equal to the median of the expense peer group. As to each of Core Fixed Income Fund, Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund, and Short Duration Income Fund, the Board observed that the overall expense level

Approval of Advisory Contract (continued)

was below the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the expense level of each Fund was reasonable and supported the continuation of the Agreement on behalf of each Fund.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether each Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to each Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and excluding marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to each Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. With respect to each of Convertible Fund, High Yield Fund, Income Fund, and Inflation Focused Fund, the Board concluded that the contractual breakpoints in the existing management fee schedule, in conjunction with the Fund’s proposed expense limitation agreement, adequately addressed any economies of scale in managing the Fund. With respect to Core Fixed Income Fund, the Board concluded that the contractual breakpoints in the existing management fee schedule, in conjunction with the Fund’s proposed management fee waiver, adequately addressed any economies of scale in managing the Fund. With respect to Floating Rate Fund, the Board concluded that the contractual breakpoint in the existing management fee schedule adequately addressed any economies of scale in managing the Fund. With respect to Short Duration Income Fund, the Board concluded that the contractual breakpoints in the existing management fee schedule adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with each Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of each Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of each Fund. The Board also took into consideration the investment research that Lord Abbett receives as a result of each Fund’s brokerage transactions.

Approval of Advisory Contract (continued)

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the Agreement on behalf of each Fund. As to each Fund, in considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

Core Plus Bond Fund
Total Return Fund

The Board, including all of the Independent Trustees, annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett (referred to herein as the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about each Fund’s investment performance compared to the performance of its benchmark. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its familiarity with Lord Abbett gained through its meetings and discussions. These meetings and discussions included the review of the portfolio management teams conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management. The Independent Trustees also met with their independent legal counsel in a private session at which no representatives of management were present.

The materials received by the Board as to each Fund included, but were not limited to: (1) information provided by Morningstar (in the case of Total Return Fund) and Lord Abbett (in the case of Core Plus Bond Fund) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Morningstar, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of appropriate benchmarks; (2) information provided by Morningstar regarding the expense ratios, contractual and effective management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability of the Agreement to Lord Abbett; (8) information provided by Lord Abbett regarding the investment management fee schedules for Lord Abbett’s other advisory clients maintaining accounts with a similar investment strategy as the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all

Approval of Advisory Contract (continued)

applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to each Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board concluded that each Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of its performance peer group and, when available, certain appropriate benchmarks as of various periods. As to Core Plus Bond Fund, the Board observed that the Fund’s investment performance, as of September 30, 2016, was above the median of the performance peer group since the Fund’s inception. As to Total Return Fund, the Board observed that the Fund’s investment performance, as of August 31, 2016, was above the median of the performance peer group for the three-, five-, and ten-year periods, and below the median of the performance peer group for the one-year period. The Board also considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board and the willingness of Lord Abbett to take steps intended to improve performance when necessary. After reviewing these and related factors, the Board concluded that each Fund’s investment performance was reasonable and supported the continuation of the Agreement on behalf of each Fund.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of each Fund and the expense levels of the Fund’s expense peer group as of the date of each fund’s most recent annual report as of August 31, 2016. It also considered how the expense level of each Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. As to each Fund, the Board observed that the overall expense level was below the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the expense level of each Fund was reasonable and supported the continuation of the Agreement on behalf of each Fund.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether each Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to each Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and excluding marketing and distribution expenses, and how those

Approval of Advisory Contract (continued)

profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to each Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. With respect to each Fund, the Board concluded that the contractual breakpoints in the existing management fee schedule, in conjunction with the Fund’s proposed expense limitation agreement, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with each Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of each Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of each Fund. The Board also took into consideration the investment research that Lord Abbett receives as a result of each Fund’s brokerage transactions.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the Agreement on behalf of each Fund. As to each Fund, in considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

Corporate Bond Fund
Short Duration Core Bond Fund

At the initial organizational meeting for the Corporate Bond Fund and Short Duration Core Bond Fund, the Board, including all of the Independent Trustees, considered whether to approve the proposed management agreement between each Fund and Lord Abbett. The Board received materials relating to the management agreement before and at the meeting and had the opportunity to ask questions and request further information in connection with its consideration. The Board also took into account its familiarity with Lord Abbett gained through its previous meetings and discussions.

Approval of Advisory Contract (continued)

The materials received by the Board as to each Fund included, but were not limited to: (1) information provided by Morningstar regarding the expense ratios, contractual and effective management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics (the “expense peer group”); (2) information provided by Lord Abbett on the projected expense ratios, management fee rates, and other expense components for the Fund; and (3) information regarding the investment strategies and risks of the Fund and the personnel and other resources devoted by Lord Abbett to managing the Fund. The Independent Trustees also met with their independent legal counsel in a private session at which no representatives of management were present.

Investment Management Services Generally. The Board considered the investment management services to be provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. In addition, the Board considered its experience with other funds advised by Lord Abbett. After reviewing these and related factors, the Board concluded that each Fund was likely to benefit from the nature, extent and quality of the investment services to be provided by Lord Abbett under the Agreement.

Investment Performance. Because each Fund had not yet begun operations, the Board was not able to review the Funds’ investment performance. The Board considered Lord Abbett’s performance and reputation generally and the performance of other Lord Abbett-managed funds overseen by the Board.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel who would provide investment management services to each Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services to be performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the estimated expense level of each Fund and the expense levels of the Fund’s expense peer group as of October 31, 2016. It also considered the amount and nature of the fees paid by shareholders. The Board observed that each Fund’s estimated overall expense level was below the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the estimated expense level of each Fund was reasonable and supported the approval of the Agreement on behalf of each Fund.

Profitability. Because each Fund had not yet begun operations, the Board was not able to consider the level of Lord Abbett’s profits in managing the Funds. The Board considered Lord Abbett’s overall profit margins in comparison with available industry data, both accounting for and excluding marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s

Approval of Advisory Contract (concluded)

ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to each Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s overall profitability was not excessive.

Economies of Scale. As to each Fund, the Board considered whether there might be economies of scale in managing the Fund and whether the Fund would benefit appropriately from any such economies of scale. The Board concluded that each Fund’s proposed management fee schedule, in conjunction with the Fund’s proposed expense limitation agreement, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the character and amount of fees to be paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with each Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of each Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of each Fund. The Board also took into consideration the investment research that Lord Abbett may receive as a result of each Fund’s future brokerage transactions.

Conclusion. After considering all of the relevant factors, the Board unanimously found that approval of the management agreement on behalf of each Fund was in the best interests of each Fund and voted unanimously to approve the management agreement. In considering whether to approve the management agreement, the Board did not identify any single factor as paramount or controlling. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

Householding

The Trust has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

Lord Abbett Investment Trust

Lord Abbett Convertible Fund

Lord Abbett Core Fixed Income Fund

Lord Abbett Core Plus Bond Fund

Lord Abbett Corporate Bond Fund

Lord Abbett Floating Rate Fund

Lord Abbett High Yield Fund

Lord Abbett Income Fund

Lord Abbett Inflation Focused Fund

Lord Abbett Short Duration Core Bond Fund

Lord Abbett Short Duration Income Fund

Lord Abbett Total Return Fund

Lord Abbett Ultra Short Bond Fund

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	LAIT-3 (07/17)

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Multi-Asset Balanced Opportunity Fund

Multi-Asset Focused Growth Fund*

Multi-Asset Growth Fund

Multi-Asset Income Fund

For the six-month period ended May 31, 2017

*Formerly Diversified Equity Strategy Fund

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Portfolio Allocation

Schedules of Investments:

11	Multi-Asset Balanced Opportunity Fund

14	Multi-Asset Focused Growth Fund

17	Multi-Asset Growth Fund

20	Multi-Asset Income Fund

22	Statements of Assets and Liabilities

26	Statements of Operations

28	Statements of Changes in Net Assets

32	Financial Highlights

48	Notes to Financial Statements

75	Supplemental Information to Shareholders

Lord Abbett Investment Trust

Lord Abbett Multi-Asset Balanced Opportunity Fund,
Lord Abbett Multi-Asset Focused Growth Fund,
Lord Abbett Multi-Asset Growth Fund,
and Lord Abbett Multi-Asset Income Fund
Semiannual Report

For the six-month period ended May 31, 2017

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Daria L. Foster Trustee, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for the Funds for the six-month period ended May 31, 2017. For additional information about the Funds, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Trustee, President and Chief Executive Officer

1

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2016 through May 31, 2017).

Actual Expenses

For each class of each Fund, the first line of the applicable table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period 12/1/16 – 5/31/17” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the applicable table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Multi-Asset Balanced Opportunity Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†#
	12/1/16	5/31/17	12/1/16 - 5/31/17
Class A*
Actual	$1,000.00	$1,060.50	$2.57
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.44	$2.52
Class B*
Actual	$1,000.00	$1,056.20	$6.41
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.70	$6.29
Class C*
Actual	$1,000.00	$1,057.00	$6.36
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.75	$6.24
Class F*
Actual	$1,000.00	$1,061.40	$1.80
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.19	$1.77
Class F3
Actual	$1,000.00	$1,011.60	$0.28
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.00	$0.91
Class I*
Actual	$1,000.00	$1,062.80	$1.23
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.73	$1.21
Class P*
Actual	$1,000.00	$1,059.80	$3.59
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.44	$3.53
Class R2*
Actual	$1,000.00	$1,059.30	$4.36
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.69	$4.28
Class R3*
Actual	$1,000.00	$1,059.40	$3.75
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.29	$3.68
Class R4*
Actual	$1,000.00	$1,060.80	$2.57
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.44	$2.52
Class R5*
Actual	$1,000.00	$1,061.80	$1.34
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.64	$1.31
Class R6
Actual	$1,000.00	$1,062.90	$0.93
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.03	$0.91

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.50% for Class A, 1.25% for Class B, 1.24% for Class C, 0.35% for Class F, 0.18% for Class F3, 0.24% for Class I, 0.70% for Class P, 0.85% for Class R2, 0.73% for Class R3, 0.50% for Class R4, 0.26% for Class R5 and 0.18% for Class R6) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period for Classes A, B, C, F, I, P, R2, R3, R4, R5 and R6) and multiplied by 57/365 (to reflect the period from April 4, 2017, commencement of operations, to May 31, 2017, for Class F3).
#	Does not include expenses of the Underlying Funds in which Multi-Asset Balanced Opportunity Fund invests.
*	The annualized expenses have been updated (0.52% for Class A, 1.27% for Classes B and C, 0.37% for Class F, 0.27% for Class I, 0.72% for Class P, 0.87% for Class R2, 0.75% for Class R3, 0.51% for Class R4 and 0.27% for Class R5. Had these updated expenses been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

3

	Actual	Hypothetical (5% Return Before Expenses)
Class A	$2.67	$2.62
Class B	$6.51	$6.37
Class C	$6.51	$6.37
Class F	$1.90	$1.86
Class I	$1.39	$1.36
Class P	$3.70	$3.62
Class R2	$4.47	$4.37
Class R3	$3.85	$3.77
Class R4	$2.62	$2.57
Class R5	$1.39	$1.36

Portfolio Holdings Presented by Portfolio Allocation

May 31, 2017

Underlying Fund Name	%*
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I	13.48%
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I	14.06%
Lord Abbett Investment Trust-Convertible Fund-Class I	7.56%
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund-Class I	5.12%
Lord Abbett Investment Trust-High Yield Fund-Class I	22.61%
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	3.51%
Lord Abbett Securities Trust-International Core Equity Fund-Class I	4.50%
Lord Abbett Securities Trust-International Dividend Income Fund-Class I	7.50%
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	12.49%
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	9.17%
Total	100.00%

*	Represents percent of total investments.

4

Multi-Asset Focused Growth Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†#
	12/1/16	5/31/17	12/1/16 - 5/31/17
Class A*
Actual	$1,000.00	$1,086.40	$2.65
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.39	$2.57
Class B*
Actual	$1,000.00	$1,082.50	$6.54
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.65	$6.34
Class C*
Actual	$1,000.00	$1,083.10	$6.44
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.75	$6.24
Class F*
Actual	$1,000.00	$1,086.90	$1.87
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.14	$1.82
Class F3
Actual	$1,000.00	$1,027.10	$0.31
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,007.71	$0.31
Class I*
Actual	$1,000.00	$1,087.90	$1.35
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.64	$1.31
Class R2*
Actual	$1,000.00	$1,085.10	$4.73
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.39	$4.58
Class R3*
Actual	$1,000.00	$1,085.30	$3.85
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.24	$3.73
Class R4*
Actual	$1,000.00	$1,086.30	$2.91
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.14	$2.82
Class R5*
Actual	$1,000.00	$1,087.90	$1.20
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.78	$1.16
Class R6*
Actual	$1,000.00	$1,089.00	$1.04
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.93	$1.01

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.51% for Class A, 1.26% for Class B, 1.24% for Class C, 0.36% for Class F, 0.20% for Class F3, 0.26% for Class I, 0.91% for Class R2, 0.74% for Class R3, 0.56% for Class R4, 0.23% for Class R5 and 0.20% for Class R6) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period for Classes A, B, C, F, I, P, R2, R3, R4, R5 and R6) and multiplied by 57/365 (to reflect the period from April 4, 2017, commencement of operations, to May 31, 2017, for Class F3).
#	Does not include expenses of the Underlying Funds in which Multi-Asset Focused Fund invests.
*	The annualized expenses have been updated (0.64% for Class A, 1.40% for Class B, 1.37% for Class C, 0.49% for Class F, 0.39% for Class I, 1.02% for Class R2, 0.88% for Class R3, 0.62% for Class R4, 0.34% for Class R5 and 0.25% for Class R6). Had these updated expenses been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

5

	Actual	Hypothetical (5% Return Before Expenses)
Class A	$3.33	$3.22
Class B	$7.27	$7.02
Class C	$7.12	$6.87
Class F	$2.55	$2.47
Class I	$2.06	$1.97
Class R2	$5.37	$5.12
Class R3	$4.64	$4.42
Class R4	$3.27	$3.12
Class R5	$1.77	$1.71
Class R6	$1.30	$1.26

Portfolio Holdings Presented by Portfolio Allocation

May 31, 2017

Underlying Fund Name	%*
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I	20.06%
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	13.02%
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	15.04%
Lord Abbett Investment Trust-High Yield Fund-Class I	9.05%
Lord Abbett Securities Trust-International Core Equity Fund-Class I	22.02%
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	19.97%
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	0.84%
Total	100.00%

*	Represents percent of total investments.

6

Multi-Asset Growth Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†#
	12/1/16	5/31/17	12/1/16 - 5/31/17
Class A*
Actual	$1,000.00	$1,064.30	$2.68
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.34	$2.62
Class B*
Actual	$1,000.00	$1,060.00	$6.52
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.60	$6.39
Class C*
Actual	$1,000.00	$1,059.70	$6.47
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.65	$6.34
Class F*
Actual	$1,000.00	$1,064.50	$1.90
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.09	$1.87
Class F3
Actual	$1,000.00	$1,014.40	$0.30
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.00	$0.96
Class I*
Actual	$1,000.00	$1,065.30	$1.39
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.59	$1.36
Class P
Actual	$1,000.00	$1,062.40	$4.88
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.19	$4.78
Class R2*
Actual	$1,000.00	$1,061.90	$4.47
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.59	$4.38
Class R3*
Actual	$1,000.00	$1,062.60	$3.86
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.19	$3.78
Class R4*
Actual	$1,000.00	$1,063.50	$2.68
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.34	$2.62
Class R5*
Actual	$1,000.00	$1,065.20	$1.44
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.54	$1.41
Class R6
Actual	$1,000.00	$1,066.00	$0.98
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.98	$0.96

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.52% for Class A, 1.27% for Class B, 1.26% for Class C, 0.37% for Class F, 0.19% for Class F3, 0.27% for Class I, 0.95% for Class P, 0.87% for Class R2, 0.75% for Class R3, 0.52% for Class R4, 0.28% for Class R5 and 0.19% for Class R6) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period for Classes A, B, C, F, I, R2, R3, R4, R5 and R6) and multiplied by 57/365 (to reflect the period from April 4, 2017, commencement of operations, to May 31, 2017, for Class F3).
#	Does not include expenses of the Underlying Funds in which Multi-Asset Growth Fund invests.
*	The annualized expenses have been updated (0.55% for Class A, 1.30% for Class B, 1.29% for Class C, 0.40% for Class F, 0.30% for Class I, 0.90% for Class R2, 0.78% for Class R3, 0.53% for Class R4 and 0.32% for Class R5. Had these updated expenses been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

7

	Actual	Hypothetical (5% Return Before Expenses)
Class A	$2.83	$2.77
Class B	$6.16	$6.02
Class C	$6.62	$6.47
Class F	$2.06	$2.02
Class I	$1.54	$1.51
Class R2	$4.63	$4.52
Class R3	$4.01	$3.92
Class R4	$2.73	$2.67
Class R5	$1.65	$1.61

Portfolio Holdings Presented by Portfolio Allocation

May 31, 2017

Underlying Fund Name	%*
Lord Abbett Affiliated Fund, Inc.-Class I	5.05%
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I	9.75%
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I	17.58%
Lord Abbett Investment Trust-Convertible Fund-Class I	5.01%
Lord Abbett Investment Trust-High Yield Fund-Class I	27.11%
Lord Abbett Securities Trust-International Core Equity Fund-Class I	5.00%
Lord Abbett Securities Trust-International Dividend Income Fund-Class I	12.00%
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	17.59%
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	0.91%
Total	100.00%

*	Represents percent of total investments.

8

Multi-Asset Income Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†#
	12/1/16	5/31/17	12/1/16 - 5/31/17
Class A*
Actual	$1,000.00	$1,056.30	$2.46
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.54	$2.42
Class B*
Actual	$1,000.00	$1,052.60	$6.29
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.80	$6.19
Class C*
Actual	$1,000.00	$1,052.20	$6.29
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.80	$6.19
Class F*
Actual	$1,000.00	$1,057.10	$1.69
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.29	$1.66
Class F3
Actual	$1,000.00	$1,014.50	$0.30
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.00	$0.96
Class I*
Actual	$1,000.00	$1,057.20	$1.18
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.78	$1.16
Class R2*
Actual	$1,000.00	$1,054.40	$4.25
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.79	$4.18
Class R3*
Actual	$1,000.00	$1,055.00	$3.69
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.34	$3.63
Class R4*
Actual	$1,000.00	$1,055.80	$2.46
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.54	$2.42
Class R5
Actual	$1,000.00	$1,057.10	$1.03
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.93	$1.01
Class R6
Actual	$1,000.00	$1,058.00	$0.92
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.03	$0.91

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.48% for Class A, 1.23% for Classes B and C, 0.33% for Class F, 0.19% for Class F3, 0.23% for Class I, 0.83% for Class R2, 0.72% for Class R3, 0.48% for Class R4, 0.22% for Class R5 and 0.18% for Class R6) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period for Classes A, B, C, F, I, R2, R3, R4, R5 and R6) and multiplied by 57/365 (to reflect the period from April 4, 2017, commencement of operations, to May 31, 2017, for Class F3).
#	Does not include expenses of the Underlying Funds in which Multi-Asset Income Fund invests.
*	The annualized expenses have been updated (0.50% for Class A, 1.25% for Classes B and C, 0.35 for Class F, 0.25% for Class I, 0.85% for Class R2, 0.74% for Class R3 and 0.48% for Class R4. Had these updated expenses been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

9

	Actual	Hypothetical (5% Return Before Expenses)
Class A	$2.56	$2.52
Class B	$6.40	$6.27
Class C	$6.40	$6.27
Class F	$1.80	$1.76
Class I	$1.28	$1.26
Class R2	$4.35	$4.27
Class R3	$3.79	$3.72
Class R4	$2.46	$2.42

Portfolio Holdings Presented by Portfolio Allocation

May 31, 2017

Underlying Fund Name	%*
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I	10.05%
Lord Abbett Investment Trust-Convertible Fund-Class I	12.52%
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	1.01%
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund-Class I	5.04%
Lord Abbett Investment Trust-High Yield Fund-Class I	22.59%
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	3.98%
Lord Abbett Securities Trust-International Core Equity Fund-Class I	4.50%
Lord Abbett Securities Trust-International Dividend Income Fund-Class I	7.53%
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	9.99%
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	22.79%
Total	100.00%

*	Represents percent of total investments.

10

Schedule of Investments (unaudited)

MULTI-ASSET BALANCED OPPORTUNITY FUND May 31, 2017

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.96%
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I(b)	12,078,875	$250,516
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I*(b)	11,910,457	261,196
Lord Abbett Investment Trust-Convertible Fund-Class I(c)	11,204,407	140,503
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund-Class I(d)	17,731,310	95,040
Lord Abbett Investment Trust-High Yield Fund-Class I(e)	54,487,678	420,100
Lord Abbett Investment Trust-Inflation Focused Fund-Class I(f)	5,444,930	65,230
Lord Abbett Securities Trust-International Core Equity Fund-Class I(g)	6,406,319	83,667
Lord Abbett Securities Trust-International Dividend Income Fund-Class I(h)	18,905,737	139,335
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(i)	7,875,865	232,102
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(j)	39,600,306	170,281
Total Investments in Underlying Funds (cost $1,767,299,588)		1,857,970
Other Assets in Excess of Liabilities(k) 0.04%		740
Net Assets 100.00%		$1,858,710

*	Non-income producing security.
(a)	Affiliated issuers (See Note 11).
(b)	Fund investment objective is total return.
(c)	Fund investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.
(d)	Fund investment objective is to seek high total return.
(e)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(f)	Fund investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle and to seek current income.
(g)	Fund investment objective is to seek long-term capital appreciation.
(h)	Fund investment objective is to seek a high level of total return.
(i)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(j)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(k)	Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)

MULTI-ASSET BALANCED OPPORTUNITY FUND May 31, 2017

Open Forward Foreign Currency Exchange Contracts at May 31, 2017:

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
Australian dollar	Sell	Standard Chartered Bank	8/31/2017	28,420,000	$21,169,046	$21,090,162	$78,884
British pound	Sell	State Street Bank and Trust	8/31/2017	9,110,000	11,770,236	11,769,894	342
Norwegian krone	Sell	State Street Bank and Trust	8/31/2017	87,500,000	10,386,270	10,370,340	15,930
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$95,156

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
euro	Sell	Standard Chartered Bank	8/31/2017	36,415,000	$40,950,830	$41,099,762	$(148,932)
Japanese yen	Sell	State Street Bank and Trust	8/31/2017	1,303,000,000	11,789,802	11,812,313	(22,511)
Swedish krona	Sell	State Street Bank and Trust	8/31/2017	183,900,000	21,166,052	21,266,017	(99,965)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(271,408)

Open Futures Contracts at May 31, 2017:

Type	Expiration	Contracts	Position	Notional Value	Unrealized Appreciation
E-Mini MSCI EAFE INDEX	June 2017	739	Long	$37,090,410	$584,060
Nikkei 225	June 2017	388	Long	38,169,500	298,655
Totals				$75,259,910	$882,715

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

MULTI-ASSET BALANCED OPPORTUNITY FUND May 31, 2017

The following is a summary of the inputs used as of May 31, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$1,857,970	$–	$–	$1,857,970
Total	$1,857,970	$–	$–	$1,857,970

Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$95	$–	$95
Liabilities	–	(271)	–	(271)
Futures Contracts
Assets	883	–	–	883
Liabilities	–	–	–	–
Total	$883	$(176)	$–	$707

(1)	Refer to Note 2(j) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended May 31, 2017.

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)

MULTI-ASSET FOCUSED GROWTH FUND

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.90%
Lord Abbett Securities Trust-International Core Equity Fund-Class I(b)	3,914,938	$51,129
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I(c)	2,273,336	30,236
Lord Abbett Securities Trust-Growth Leaders Fund-Class I*(d)	1,319,000	34,914
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(e)	451,632	1,942
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(f)	1,572,727	46,348
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I*(g)	2,123,661	46,572
Lord Abbett Investment Trust-High Yield Fund-Class I(h)	2,726,229	21,019
Total Investments in Underlying Funds (cost $223,107,830)		232,160
Other Assets in Excess of Liabilities(i) 0.10%		223
Net Assets 100.00%		$232,383

*	Non-income producing security.
(a)	Affiliated issuers (See Note 11).
(b)	Fund investment objective is to seek long-term capital appreciation.
(c)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(d)	Fund investment objective is to seek capital appreciation.
(e)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(f)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(g)	Fund investment objective is total return.
(h)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(i)	Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on credit default swaps, forward foreign currency exchange contracts and futures contracts as follows:

Centrally Cleared Credit Default Swaps on Indexes - Buy Protection at May 31, 2017(1):

Referenced	Fund	Termination	Notional	Fair	Payments	Unrealized
Index*	Pays	Date	Amount	Value(2)	Upfront(3)	Appreciation
Markit CDX. NA.HY.28(4)	5.00%	6/20/2022	$6,500,000	$6,014,845	$487,185	$2,030

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of high yield securities. (See Note 2(h)).
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received by Central Counterparty are presented net of amortization (See Note 2(h)).
(4)	Central Clearinghouse: Intercontinental Exchange, Inc. (ICE), Central Counterparty: Credit Suisse.

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

MULTI-ASSET FOCUSED GROWTH FUND

Open Forward Foreign Currency Exchange Contracts at May 31, 2017:

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
British pound	Sell	Standard Chartered Bank	8/31/2017	1,990,000	$2,571,395	$2,571,031	$364

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
Australian dollar	Sell	Standard Chartered Bank	8/31/2017	6,295,000	$4,626,067	$4,671,449	$(45,382)
euro	Sell	Standard Chartered Bank	8/31/2017	8,225,000	8,991,447	9,283,140	(291,693)
Japanese yen	Sell	Standard Chartered Bank	8/31/2017	291,000,000	2,572,326	2,638,053	(65,727)
Norwegian krone	Sell	Standard Chartered Bank	8/31/2017	19,850,000	2,310,865	2,352,586	(41,721)
Swedish krona	Sell	Standard Chartered Bank	8/31/2017	40,800,000	4,623,081	4,718,072	(94,991)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(539,514)

Open Futures Contracts at May 31, 2017:

				Notional	Unrealized
Type	Expiration	Contracts	Position	Value	Appreciation
E-Mini MSCI EAFE INDEX	June 2017	46	Long	$2,308,740	$6,168

				Notional	Unrealized
Type	Expiration	Contracts	Position	Value	Depreciation
Nikkei 225	June 2017	23	Long	$2,262,625	$(27,975)

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(concluded)

MULTI-ASSET FOCUSED GROWTH FUND

The following is a summary of the inputs used as of May 31, 2017 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)(3)	(000)	(000)	(000)	(000)
Investments in Underlying Funds	$232,160	$–	$–	$232,160
Total	$232,160	$–	$–	$232,160

Other Financial Instruments
Centrally Cleared Credit Default Swaps
Assets	$–	$2	$–	$2
Liabilities	–	–	–	–
Forward Foreign Currency Exchange Contracts
Assets	–	0 (4)	–	0 (4)
Liabilities	–	(540)	–	(540)
Futures Contracts
Assets	6	–	–	6
Liabilities	(28)	–	–	(28)
Total	$(22)	$(538)	$–	$(560)

(1)	Refer to Note 2(j) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended May 31, 2017.
(4)	Amount is less than $1,000.

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)

MULTI-ASSET GROWTH FUND May 31, 2017

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.72%
Lord Abbett Affiliated Fund, Inc.-Class I(b)	3,268,725	$52,594
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I(c)	4,894,998	101,522
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I*(c)	8,349,316	183,100
Lord Abbett Investment Trust-Convertible Fund-Class I(d)	4,157,615	52,136
Lord Abbett Investment Trust-High Yield Fund-Class I(e)	36,628,093	282,403
Lord Abbett Securities Trust-International Core Equity Fund-Class I(f)	3,983,781	52,028
Lord Abbett Securities Trust-International Dividend Income Fund-Class I(g)	16,964,148	125,026
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(h)	6,215,673	183,176
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(i)	2,208,328	9,496
Total Investments in Underlying Funds (cost $974,220,878)		1,041,481
Other Assets in Excess of Liabilities(j) 0.28%		2,874
Net Assets 100.00%		$1,044,355

*	Non-income producing security.
(a)	Affiliated issuers (See Note 11).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is total return.
(d)	Fund investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(f)	Fund investment objective is to seek long-term capital appreciation.
(g)	Fund investment objective is to seek a high level of total return.
(h)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(i)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(j)	Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on credit default swaps, forward foreign currency exchange contracts and futures contracts as follows:

Centrally Cleared Credit Default Swaps on Indexes - Buy Protection at May 31, 2017(1):

Referenced	Fund	Termination	Notional	Fair	Payments	Unrealized
Index*	Pays	Date	Amount	Value(2)	Upfront(3)	Depreciation
Markit CDX. NA.HY.28(4)	5.00%	6/20/2022	$38,900,000	$35,996,537	$2,869,670	$(33,793)

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of high yield securities. (See Note 2(h)).
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received by Central Counterparty are presented net of amortization (See Note 2(h)).
(4)	Central Clearinghouse: Chicago Mercantile Exchange (CME), Central Counterparty: Credit Suisse.

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)

MULTI-ASSET GROWTH FUND May 31, 2017

Open Forward Foreign Currency Exchange Contracts at May 31, 2017:

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
Australian dollar	Sell	Standard Chartered Bank	8/31/2017	16,510,000	$12,297,711	$12,251,885	$45,826
British pound	Sell	State Street Bank and Trust	8/31/2017	5,280,000	6,821,827	6,821,629	198
Norwegian krone	Sell	State Street Bank and Trust	8/31/2017	51,800,000	6,148,672	6,139,241	9,431
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$55,455

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
euro	Sell	Standard Chartered Bank	8/31/2017	21,345,000	$24,003,720	$24,091,018	$(87,298)
Japanese yen	Sell	State Street Bank and Trust	8/31/2017	755,100,000	6,832,295	6,845,340	(13,045)
Swedish krona	Sell	State Street Bank and Trust	8/31/2017	106,300,000	12,234,646	12,292,429	(57,783)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(158,126)

Open Futures Contracts at May 31, 2017:

				Notional	Unrealized
Type	Expiration	Contracts	Position	Value	Appreciation
E-Mini MSCI EAFE INDEX	June 2017	622	Long	$31,218,180	$762,988
Nikkei 225	June 2017	216	Long	21,249,000	149,688
Totals				$52,467,180	$912,676

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

MULTI-ASSET GROWTH FUND May 31, 2017

The following is a summary of the inputs used as of May 31, 2017 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)(3)	(000)	(000)	(000)	(000)
Investments in Underlying Funds	$1,041,481	$–	$–	$1,041,481
Total	$1,041,481	$–	$–	$1,041,481

Other Financial Instruments
Centrally Cleared Credit Default Swaps
Assets	$–	$–	$–	$–
Liabilities	–	(34)	–	(34)
Forward Foreign Currency Exchange Contracts
Assets	–	55	–	55
Liabilities	–	(158)	–	(158)
Futures Contracts
Assets	913	–	–	913
Liabilities	–	–	–	–
Total	$913	$(137)	$–	$(776)

(1)	Refer to Note 2(j) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended May 31, 2017.

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)

MULTI-ASSET INCOME FUND May 31, 2017

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.94%
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I*(b)	7,826,224	$171,629
Lord Abbett Investment Trust-Convertible Fund-Class I(c)	17,037,151	213,646
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I(d)	1,585,525	17,314
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund-Class I(e)	16,049,749	86,027
Lord Abbett Investment Trust-High Yield Fund-Class I(f)	50,010,226	385,579
Lord Abbett Investment Trust-Inflation Focused Fund-Class I(g)	5,663,916	67,854
Lord Abbett Securities Trust-International Core Equity Fund-Class I(h)	5,881,654	76,814
Lord Abbett Securities Trust-International Dividend Income Fund-Class I(i)	17,450,769	128,612
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(j)	5,785,969	170,512
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(k)	90,478,309	389,057
Total Investments in Underlying Funds (cost $1,681,326,704)		1,707,044
Other Assets in Excess of Liabilities(l) 0.06%		998
Net Assets 100.00%		$1,708,042

*	Non-income producing security.
(a)	Affiliated issuers (See Note 11).
(b)	Fund investment objective is total return.
(c)	Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.
(d)	Fund investment objective is to seek income and capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek high total return.
(f)	Fund investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.
(g)	Fund investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle and to seek current income.
(h)	Fund investment objective is to seek long-term capital appreciation.
(i)	Fund investment objective is to seek a high level of total return.
(j)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(k)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(l)	Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

Open Forward Foreign Currency Exchange Contracts at May 31, 2017:

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
Australian dollar	Sell	Standard Chartered Bank	8/31/2017	24,865,000	$18,521,053	$18,452,037	$69,016
British pound	Sell	State Street Bank and Trust	8/31/2017	8,035,000	10,381,322	10,381,020	302
Norwegian krone	Sell	State Street Bank and Trust	8/31/2017	77,700,000	9,223,008	9,208,862	14,146
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$83,464

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

MULTI-ASSET INCOME FUND May 31, 2017

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
euro	Sell	Standard Chartered Bank	8/31/2017	31,985,000	$35,969,032	$36,099,846	$(130,814)
Japanese yen	Sell	State Street Bank and Trust	8/31/2017	1,139,000,000	10,305,898	10,325,575	(19,677)
Swedish krona	Sell	State Street Bank and Trust	8/31/2017	159,950,000	18,409,516	18,496,463	(86,947)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(237,438)

Open Futures Contracts at May 31, 2017:

				Notional	Unrealized
Type	Expiration	Contracts	Position	Value	Appreciation
E-Mini MSCI EAFE INDEX	June 2017	679	Long	$34,079,010	$518,037
Nikkei 225	June 2017	176	Long	17,314,000	135,476
Totals				$51,393,010	$653,513

The following is a summary of the inputs used as of May 31, 2017 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)(3)	(000)	(000)	(000)	(000)
Investments in Underlying Funds	$1,707,044	$–	$–	$1,707,044
Total	$1,707,044	$–	$–	$1,707,044

Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$83	$–	$83
Liabilities	–	(237)	–	(237)
Futures Contracts
Assets	654	–	–	654
Liabilities	–	–	–	-
Total	$654	$(154)	$–	$500

(1)	Refer to Note 2(j) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended May 31, 2017.

See Notes to Financial Statements.	21

Statements of Assets and Liabilities (unaudited)

May 31, 2017

	Multi-Asset Balanced Opportunity Fund	Multi-Asset Focused Growth Fund
ASSETS:
Investments in Underlying Funds, at cost	$1,767,299,588	$223,107,830
Investments in Underlying Funds, at value	$1,857,970,405	$232,159,760
Deposits with brokers for derivatives collateral	5,071,200	991,813
Receivables:
Capital shares sold	4,890,684	132,519
Dividends	3,172,302	–
Investments in Underlying Funds sold	3,198,867	119,451
Variation margin for centrally cleared credit default swap agreements	–	3,273
Unrealized appreciation on forward foreign currency exchange contracts	95,156	364
Prepaid expenses and other assets	141,804	139,375
Total assets	1,874,540,418	233,546,555
LIABILITIES:
Payables:
Capital shares reacquired	5,522,205	281,675
Investments in Underlying Funds purchased	3,172,302	99,183
To bank	2,640,035	32,878
12b-1 distribution plan	573,697	25,025
Variation margin for futures contracts	250,837	15,985
Trustees’ fees	239,271	24,768
Management fee	158,607	19,741
Fund administration	63,443	7,897
Unrealized depreciation on forward foreign currency exchange contracts	271,408	539,514
Distributions payable	2,491,434	–
Accrued expenses	446,913	116,925
Total liabilities	15,830,152	1,163,591
NET ASSETS	$1,858,710,266	$232,382,964
COMPOSITION OF NET ASSETS:
Paid-in capital	$1,816,272,712	$208,483,639
Undistributed (distributions in excess of) net investment income	(141,960)	763,732
Accumulated net realized gain (loss) on investments,futures contracts, swaps and foreign currency related transactions	(48,797,766)	14,642,589
Net unrealized appreciation on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	91,377,280	8,493,004
Net Assets	$1,858,710,266	$232,382,964

22	See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)(continued)

May 31, 2017

	Multi-Asset Balanced Opportunity Fund	Multi-Asset Focused Growth Fund

Net assets by class:
Class A Shares	$1,399,644,380	$147,648,667
Class B Shares	$7,571,278	$1,483,533
Class C Shares	$333,296,985	$49,478,233
Class F Shares	$70,614,652	$3,166,820
Class F3 Shares	$10,117	$10,272
Class I Shares	$4,373,651	$15,411,041
Class P Shares	$689,926	–
Class R2 Shares	$575,386	$5,720
Class R3 Shares	$34,939,538	$11,744,348
Class R4 Shares	$1,054,940	$322,287
Class R5 Shares	$97,929	$11,075
Class R6 Shares	$5,841,484	$3,100,968
Outstanding shares by class (unlimited number of authorized shares of beneficial interest)
Class A Shares	119,435,631	8,188,496
Class B Shares	645,942	83,847
Class C Shares	28,605,475	2,832,480
Class F Shares	6,029,078	175,616
Class F3 Shares	863	564.65
Class I Shares	373,281	847,050
Class P Shares	59,122	–
Class R2 Shares	48,154	309.22
Class R3 Shares	2,988,052	659,359
Class R4 Shares	90,002	17,910
Class R5 Shares	8,350	608.57
Class R6 Shares	498,616	170,428
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$11.72	$18.03
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$11.99	$18.45
Class B Shares-Net asset value	$11.72	$17.69
Class C Shares-Net asset value	$11.65	$17.47
Class F Shares-Net asset value	$11.71	$18.03
Class F3 Shares-Net asset value	$11.72	$18.19
Class I Shares-Net asset value	$11.72	$18.19
Class P Shares-Net asset value	$11.67	–
Class R2 Shares-Net asset value	$11.95	$18.50
Class R3 Shares-Net asset value	$11.69	$17.81
Class R4 Shares-Net asset value	$11.72	$17.99
Class R5 Shares-Net asset value	$11.73	$18.20
Class R6 Shares-Net asset value	$11.72	$18.20

See Notes to Financial Statements.	23

Statements of Assets and Liabilities (unaudited)(continued)

May 31, 2017

	Multi-Asset Growth Fund	Multi-Asset Income Fund
ASSETS:
Investments in Underlying Funds, at cost	$974,220,878	$1,681,326,704
Investments in Underlying Funds, at value	$1,041,481,283	$1,707,043,929
Deposits with brokers for derivatives collateral	4,259,291	3,954,400
Receivables:
Capital shares sold	1,349,568	6,111,763
Dividends	1,435,611	3,696,400
Investments in Underlying Funds sold	1,880,944	3,112,265
Variation margin for centrally cleared credit default swap agreements	19,875	–
Unrealized appreciation on forward foreign currency exchange contracts	55,455	83,464
Prepaid expenses and other assets	142,839	169,051
Total assets	1,050,624,866	1,724,171,272
LIABILITIES:
Payables:
Capital shares reacquired	1,981,810	4,449,200
Investments in Underlying Funds purchased	1,435,605	3,693,717
To bank	1,601,507	2,957,245
12b-1 distribution plan	306,888	673,584
Variation margin for futures contracts	241,937	280,396
Trustees’ fees	104,605	148,950
Management fee	88,882	145,293
Fund administration	35,553	58,117
Unrealized depreciation on forward foreign currency exchange contracts	158,126	237,438
Distributions payable	–	3,117,832
Accrued expenses	314,868	367,173
Total liabilities	6,269,781	16,128,945
NET ASSETS	$1,044,355,085	$1,708,042,327
COMPOSITION OF NET ASSETS:
Paid-in capital	$995,685,081	$1,865,834,181
Undistributed (distributions in excess of) net investment income	1,623,638	(25,858)
Accumulated net realized loss on investments, futures contracts, swaps and foreign currency related transactions	(20,990,251)	(183,982,760)
Net unrealized appreciation on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	68,036,617	26,216,764
Net Assets	$1,044,355,085	$1,708,042,327

24	See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)(concluded)

May 31, 2017

	Multi-Asset Growth Fund	Multi-Asset Income Fund

Net assets by class:
Class A Shares	$759,145,487	$823,842,276
Class B Shares	$4,882,517	$1,955,565
Class C Shares	$190,784,798	$550,681,220
Class F Shares	$46,993,709	$301,479,933
Class F3 Shares	$10,145	$10,147
Class I Shares	$10,338,969	$9,483,702
Class P Shares	$2,103	–
Class R2 Shares	$173,710	$143,917
Class R3 Shares	$26,308,669	$19,360,247
Class R4 Shares	$1,038,456	$352,519
Class R5 Shares	$11,039	$20,485
Class R6 Shares	$4,665,483	$712,316
Outstanding shares by class (unlimited number of authorized shares of beneficial interest)
Class A Shares	43,387,406	56,221,748
Class B Shares	280,859	131,520
Class C Shares	11,014,120	37,060,076
Class F Shares	2,686,924	20,577,141
Class F3 Shares	576.37	696
Class I Shares	587,801	650,741
Class P Shares	118.82	–
Class R2 Shares	9,743	9,575
Class R3 Shares	1,508,493	1,321,135
Class R4 Shares	59,397	24,056
Class R5 Shares	627.28	1,406
Class R6 Shares	265,022	48,886
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$17.50	$14.65
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$17.90	$14.99
Class B Shares-Net asset value	$17.38	$14.87
Class C Shares-Net asset value	$17.32	$14.86
Class F Shares-Net asset value	$17.49	$14.65
Class F3 Shares-Net asset value	$17.60	$14.58
Class I Shares-Net asset value	$17.59	$14.57
Class P Shares-Net asset value	$17.70	–
Class R2 Shares-Net asset value	$17.83	$15.03
Class R3 Shares-Net asset value	$17.44	$14.65
Class R4 Shares-Net asset value	$17.48	$14.65
Class R5 Shares-Net asset value	$17.60	$14.57
Class R6 Shares-Net asset value	$17.60	$14.57

See Notes to Financial Statements.	25

Statements of Operations (unaudited)

For the Six Months Ended May 31, 2017

	Multi-Asset Balanced Opportunity Fund	Multi-Asset Focused Growth Fund
Investment income:
Dividends received from Underlying Funds	$ 32,913,478	$ 1,563,306
Interest and other	5,971	20,187
Total investment income	32,919,449	1,583,493
Expenses:
Management fee	948,925	119,357
12b-1 distribution plan-Class A	1,770,364	187,054
12b-1 distribution plan-Class B	52,543	10,113
12b-1 distribution plan-Class C	1,752,105	252,557
12b-1 distribution plan-Class F	33,622	1,496
12b-1 distribution plan-Class P	1,700	–
12b-1 distribution plan-Class R2	2,032	16
12b-1 distribution plan-Class R3	91,191	29,838
12b-1 distribution plan-Class R4	483	124
Shareholder servicing	988,399	188,505
Fund administration	379,570	47,743
Registration	94,037	70,495
Reports to shareholders	77,380	12,008
Professional	19,874	17,266
Custody	21,651	3,697
Trustees’ fees	21,259	2,717
Other	19,107	5,884
Gross expenses	6,274,242	948,870
Expense reductions (See Note 9)	(7,085)	(830)
Expenses assumed by Underlying Funds (See Note 3)	(224,008)	(54,659)
Fees waived and expenses reimbursed (See Note 3)	–	(99,615)
Net expenses	6,043,149	793,766
Net investment income	26,876,300	789,727
Net realized and unrealized gain (loss):
Capital gain distributions received from Underlying Funds	–	1,040,646
Net realized gain (loss) on investments in Underlying Funds	(15,563,721)	16,389,440
Net realized loss on futures contracts, swaps and foreign currency related transactions	(4,599,842)	(12,894)
Net change in unrealized appreciation/depreciation on investments in Underlying Funds	104,119,108	2,180,886
Net change in unrealized appreciation/depreciation on futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	340,748	(558,927)
Net realized and unrealized gain	84,296,293	19,039,151
Net Increase in Net Assets Resulting From Operations	$111,172,593	$19,828,878

26	See Notes to Financial Statements.

Statements of Operations (unaudited)(concluded)

For the Six Months Ended May 31, 2017

	Multi-Asset Growth Fund	Multi-Asset Income Fund
Investment income:
Dividends received from Underlying Funds	$14,732,707	$ 37,665,580
Interest and other	8,622	1,807
Total investment income	14,741,329	37,667,387
Expenses:
Management fee	528,791	863,300
12b-1 distribution plan-Class A	958,645	1,036,036
12b-1 distribution plan-Class B	33,791	12,718
12b-1 distribution plan-Class C	990,145	2,860,552
12b-1 distribution plan-Class F	21,736	146,155
12b-1 distribution plan-Class P	6	–
12b-1 distribution plan-Class R2	497	446
12b-1 distribution plan-Class R3	65,023	47,494
12b-1 distribution plan-Class R4	439	158
Shareholder servicing	645,982	727,132
Fund administration	211,516	345,320
Registration	81,315	89,791
Reports to shareholders	48,084	62,416
Professional	18,542	19,534
Custody	15,330	20,782
Trustees’ fees	11,848	19,469
Other	12,735	17,953
Gross expenses	3,644,425	6,269,256
Expense reductions (See Note 9)	(3,901)	(6,572)
Expenses assumed by Underlying Funds (See Note 3)	(152,443)	(175,576)
Net expenses	3,488,081	6,087,108
Net investment income	11,253,248	31,580,279
Net realized and unrealized gain (loss):
Net realized loss on investments in Underlying Funds	(6,731,908)	(35,932,647)
Net realized loss on futures contracts, swaps and foreign currency related transactions	(3,350,824)	(3,847,484)
Net change in unrealized appreciation/depreciation on investments in Underlying Funds	63,609,594	101,009,642
Net change in unrealized appreciation/depreciation on futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	542,066	236,958
Net realized and unrealized gain	54,068,928	61,466,469
Net Increase in Net Assets Resulting From Operations	$65,322,176	$93,046,748

See Notes to Financial Statements.	27

Statements of Changes in Net Assets

	Multi-Asset Balanced Opportunity Fund
DECREASE IN NET ASSETS	For the Six Months Ended May 31, 2017 (unaudited)	For the Year Ended November 30, 2016
Operations:
Net investment income	$26,876,300	$61,763,645
Capital gain distributions received from Underlying Funds	–	3,182,948
Capital gain distributions received from Exchange-Traded Funds	–	872,600
Net realized loss on investments in Underlying Funds	(15,563,721)	(17,944,777)
Net realized loss on investments in Securities	–	(4,406,272)
Net realized gain (loss) on futures contracts, swaps and foreign currency related transactions	(4,599,842)	(1,453,166)
Net change in unrealized appreciation/depreciation on investments in Underlying Funds	104,119,108	89,057,946
Net change in unrealized appreciation/depreciation on investments in Securities	–	365,875
Net change in unrealized appreciation/depreciation on futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	340,748	(536,672)
Net increase in net assets resulting from operations	111,172,593	130,902,127
Distributions to shareholders from:
Net investment income
Class A	(22,882,699)	(51,429,445)
Class B	(137,502)	(452,145)
Class C	(4,420,104)	(10,536,107)
Class F	(1,082,124)	(2,300,059)
Class F3	(30)	–
Class I	(159,287)	(567,255)
Class P	(11,485)	(29,548)
Class R2	(9,324)	(19,044)
Class R3	(579,427)	(1,256,567)
Class R4	(5,320)	(2,658)
Class R5	(672)	(367)
Class R6	(23,926)	(764)
Net realized gain
Class A	–	(61,634,388)
Class B	–	(830,322)
Class C	–	(16,450,193)
Class F	–	(3,059,861)
Class F3	–	–
Class I	–	(1,240,899)
Class P	–	(39,443)
Class R2	–	(24,232)
Class R3	–	(1,518,994)
Class R4	–	(2,962)
Class R5	–	(378)
Class R6	–	(378)
Total distributions to shareholders	(29,311,900)	(151,396,009)
Capital share transactions (Net of share conversions) (See Note 14):
Net proceeds from sales of shares	273,239,796	254,314,981
Reinvestment of distributions	28,233,291	144,763,290
Cost of shares reacquired	(439,710,602)	(627,523,252)
Net decrease in net assets resulting from capital share transactions	(138,237,515)	(228,444,981)
Net decrease in net assets	(56,376,822)	(248,938,863)
NET ASSETS:
Beginning of period	$1,915,087,088	$2,164,025,951
End of period	$1,858,710,266	$1,915,087,088
Undistributed (distributions in excess of) net investment income	$(141,960)	$2,293,640

28	See Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

	Multi-Asset Focused Growth Fund
DECREASE IN NET ASSETS	For the Six Months Ended May 31, 2017 (unaudited)	For the Year Ended November 30, 2016
Operations:
Net investment income	$789,727	$1,632,400
Capital gain distributions received from Underlying Funds	1,040,646	10,547,155
Net realized gain on investments in Underlying Funds	16,389,440	11,042,975
Net realized loss on swaps	(12,894)	–
Net change in unrealized appreciation/depreciation on investments in Underlying Funds	2,180,886	(14,336,473)
Net change in unrealized appreciation/depreciation on futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	(558,927)	–
Net increase in net assets resulting from operations	19,828,878	8,886,057
Distributions to shareholders from:
Net investment income
Class A	(2,225,707)	(3,656,142)
Class B	(7,252)	(55,311)
Class C	(392,214)	(890,127)
Class F	(44,407)	(96,715)
Class F3	–	–
Class I	(336,022)	(463,260)
Class R2	(46)	(197)
Class R3	(162,148)	(284,604)
Class R4	(151)	(225)
Class R5	(174)	(234)
Class R6	(353)	(235)
Net realized gain
Class A	(10,861,586)	(13,752,117)
Class B	(172,583)	(374,875)
Class C	(3,955,255)	(5,221,354)
Class F	(202,678)	(340,087)
Class F3	–	–
Class I	(1,387,774)	(1,562,542)
Class R2	(368)	(5,811)
Class R3	(948,476)	(1,188,196)
Class R4	(723)	(795)
Class R5	(718)	(789)
Class R6	(1,422)	(789)
Total distributions to shareholders	(20,700,057)	(27,894,405)
Capital share transactions (Net of share conversions) (See Note 14):
Net proceeds from sales of shares	61,912,824	35,832,325
Reinvestment of distributions	19,721,134	26,527,939
Cost of shares reacquired	(98,371,229)	(67,266,456)
Net decrease in net assets resulting from capital share transactions	(16,737,271)	(4,906,192)
Net decrease in net assets	(17,608,450)	(23,914,540)
NET ASSETS:
Beginning of period	$249,991,414	$273,905,954
End of period	$232,382,964	$249,991,414
Undistributed net investment income	$763,732	$3,142,479

See Notes to Financial Statements.	29

Statements of Changes in Net Assets (continued)

	Multi-Asset Growth Fund
DECREASE IN NET ASSETS	For the Six Months Ended May 31, 2017 (unaudited)	For the Year Ended November 30, 2016
Operations:
Net investment income	$11,253,248	$31,358,850
Capital gain distributions received from Underlying Funds	–	4,596,433
Capital gain distributions received from Exchange-Traded Funds	–	491,086
Net realized loss on investments in Underlying Funds	(6,731,908)	(8,411,940)
Net realized loss on investments in Securities	–	(2,477,716)
Net realized loss on futures contracts, swaps and foreign currency related transactions	(3,350,824)	(1,904,921)
Net change in unrealized appreciation/depreciation on investments in Underlying Funds	63,609,594	54,625,592
Net change in unrealized appreciation/depreciation on investments in Securities	–	205,786
Net change in unrealized appreciation/depreciation on futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	542,066	(357,178)
Net increase in net assets resulting from operations	65,322,176	78,125,992
Distributions to shareholders from:
Net investment income
Class A	(14,277,036)	(27,082,842)
Class B	(106,982)	(325,317)
Class C	(3,011,731)	(5,800,994)
Class F	(785,631)	(1,829,537)
Class F3	–	–
Class I	(217,207)	(440,346)
Class P	(36)	(59)
Class R2	(2,662)	(4,193)
Class R3	(482,937)	(832,814)
Class R4	(3,583)	(3,405)
Class R5	(208)	(336)
Class R6	(13,105)	(2,153)
Net realized gain
Class A	–	(37,606,342)
Class B	–	(645,593)
Class C	–	(10,561,522)
Class F	–	(2,682,524)
Class F3	–	–
Class I	–	(609,767)
Class P	–	(84)
Class R2	–	(10,765)
Class R3	–	(1,220,757)
Class R4	–	(4,412)
Class R5	–	(423)
Class R6	–	(423)
Total distributions to shareholders	(18,901,118)	(89,664,608)
Capital share transactions (Net of share conversions) (See Note 14):
Net proceeds from sales of shares	179,992,995	142,535,865
Reinvestment of distributions	18,151,859	85,975,937
Cost of shares reacquired	(273,359,006)	(359,978,815)
Net decrease in net assets resulting from capital share transactions	(75,214,152)	(131,467,013)
Net decrease in net assets	(28,793,094)	(143,005,629)
NET ASSETS:
Beginning of period	$1,073,148,179	$1,216,153,808
End of period	$1,044,355,085	$1,073,148,179
Undistributed net investment income	$1,623,638	$9,271,508

30	See Notes to Financial Statements.

Statements of Changes in Net Assets (concluded)

	Multi-Asset Income Fund
DECREASE IN NET ASSETS	For the Six Months Ended May 31, 2017 (unaudited)	For the Year Ended November 30, 2016
Operations:
Net investment income	$31,580,279	$74,404,079
Capital gain distributions received from Underlying Funds	–	155,274
Capital gain distributions received from Exchange-Traded Funds	–	926,071
Net realized loss on investments in Underlying Funds	(35,932,647)	(126,574,212)
Net realized loss on in investments in Securities	–	(4,689,226)
Net realized loss on futures contracts, swaps and foreign currency related transactions	(3,847,484)	(2,929,171)
Net change in unrealized appreciation/depreciation on investments in Underlying Funds	101,009,642	157,057,050
Net change in unrealized appreciation/depreciation on Securities	–	397,762
Net change in unrealized appreciation/depreciation on futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	236,958	(738,154)
Net increase in net assets resulting from operations	93,046,748	98,009,473
Distributions to shareholders from:
Net investment income
Class A	(16,045,284)	(36,149,780)
Class B	(39,318)	(113,940)
Class C	(8,778,982)	(20,771,448)
Class F	(5,822,729)	(13,303,990)
Class F3	(41)	–
Class I	(220,656)	(541,854)
Class R2	(2,572)	(12,368)
Class R3	(346,890)	(663,661)
Class R4	(2,326)	(1,265)
Class R5	(257)	(416)
Class R6	(4,951)	(2,076)
Net realized gain
Class A	–	(24,926,665)
Class B	–	(113,004)
Class C	–	(18,342,219)
Class F	–	(10,571,453)
Class F3	–	–
Class I	–	(354,066)
Class R2	–	(19,030)
Class R3	–	(432,725)
Class R4	–	(732)
Class R5	–	(246)
Class R6	–	(246)
Total distributions to shareholders	(31,264,006)	(126,321,184)
Capital share transactions (Net of share conversions) (See Note 14):
Net proceeds from sales of shares	193,224,832	266,630,925
Reinvestment of distributions	28,273,524	113,569,792
Cost of shares reacquired	(332,229,331)	(860,683,148)
Net decrease in net assets resulting from capital share transactions	(110,730,975)	(480,482,431)
Net decrease in net assets	(48,948,233)	(508,794,142)
NET ASSETS:
Beginning of period	$1,756,990,560	$2,265,784,702
End of period	$1,708,042,327	$1,756,990,560
Distributions in excess of net investment income	$(25,858)	$(342,131)

See Notes to Financial Statements.	31

Financial Highlights

MULTI-ASSET BALANCED OPPORTUNITY FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
5/31/2017(c)	$11.23	$0.17	$0.50	$0.67	$(0.18)	$ –	$(0.18)
11/30/2016	11.29	0.35	0.42	0.77	(0.38)	(0.45)	(0.83)
11/30/2015	12.87	0.34	(0.83)	(0.49)	(0.60)	(0.49)	(1.09)
11/30/2014	12.43	0.36	0.66	1.02	(0.58)	–	(0.58)
11/30/2013	10.81	0.34	1.67	2.01	(0.39)	–	(0.39)
11/30/2012	9.93	0.36	0.89	1.25	(0.37)	–	(0.37)
Class B
5/31/2017(c)	11.23	0.14	0.49	0.63	(0.14)	–	(0.14)
11/30/2016	11.29	0.26	0.42	0.68	(0.29)	(0.45)	(0.74)
11/30/2015	12.86	0.25	(0.82)	(0.57)	(0.51)	(0.49)	(1.00)
11/30/2014	12.43	0.26	0.65	0.91	(0.48)	–	(0.48)
11/30/2013	10.80	0.25	1.68	1.93	(0.30)	–	(0.30)
11/30/2012	9.93	0.29	0.86	1.15	(0.28)	–	(0.28)
Class C
5/31/2017(c)	11.16	0.13	0.50	0.63	(0.14)	–	(0.14)
11/30/2016	11.23	0.27	0.41	0.68	(0.30)	(0.45)	(0.75)
11/30/2015	12.81	0.25	(0.83)	(0.58)	(0.51)	(0.49)	(1.00)
11/30/2014	12.38	0.27	0.65	0.92	(0.49)	–	(0.49)
11/30/2013	10.77	0.25	1.67	1.92	(0.31)	–	(0.31)
11/30/2012	9.89	0.28	0.89	1.17	(0.29)	–	(0.29)
Class F
5/31/2017(c)	11.22	0.17	0.51	0.68	(0.19)	–	(0.19)
11/30/2016	11.28	0.36	0.42	0.78	(0.39)	(0.45)	(0.84)
11/30/2015	12.86	0.35	(0.82)	(0.47)	(0.62)	(0.49)	(1.11)
11/30/2014	12.42	0.38	0.66	1.04	(0.60)	–	(0.60)
11/30/2013	10.80	0.38	1.66	2.04	(0.41)	–	(0.41)
11/30/2012	9.93	0.38	0.87	1.25	(0.38)	–	(0.38)
Class F3
4/4/2017 to 5/31/2017(c)(e)	11.62	0.04	0.10	0.14	(0.04)	–	(0.04)
Class I
5/31/2017(c)	11.22	0.20	0.50	0.70	(0.20)	–	(0.20)
11/30/2016	11.29	0.40	0.38	0.78	(0.40)	(0.45)	(0.85)
11/30/2015	12.86	0.37	(0.82)	(0.45)	(0.63)	(0.49)	(1.12)
11/30/2014	12.43	0.39	0.65	1.04	(0.61)	–	(0.61)
11/30/2013	10.80	0.37	1.68	2.05	(0.42)	–	(0.42)
11/30/2012	9.93	0.39	0.87	1.26	(0.39)	–	(0.39)
Class P
5/31/2017(c)	11.18	0.16	0.50	0.66	(0.17)	–	(0.17)
11/30/2016	11.25	0.33	0.41	0.74	(0.36)	(0.45)	(0.81)
11/30/2015	12.82	0.31	(0.81)	(0.50)	(0.58)	(0.49)	(1.07)
11/30/2014	12.39	0.33	0.65	0.98	(0.55)	–	(0.55)
11/30/2013	10.77	0.32	1.67	1.99	(0.37)	–	(0.37)
11/30/2012	9.90	0.35	0.86	1.21	(0.34)	–	(0.34)

32	See Notes to Financial Statements.

			Ratios to Average Net Assets:*						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$11.72	6.05	(d)	0.25	(d)	0.26	(d)	1.48	(d)	$1,399,644	24.51	(d)
11.23	7.38		0.37		0.51		3.26		1,431,255	25.18
11.29	(4.13)		0.35		0.49		2.84		1,569,728	17.62
12.87	8.43		0.34		0.49		2.85		1,526,897	44.87
12.43	18.93		0.31		0.50		2.91		1,366,009	29.96
10.81	12.75		0.30		0.51		3.44		1,106,329	55.52

11.72	5.62	(d)	0.62	(d)	0.64	(d)	1.22	(d)	7,571	24.51	(d)
11.23	6.55		1.12		1.26		2.49		12,622	25.18
11.29	(4.78)		1.10		1.24		2.06		21,383	17.62
12.86	7.53		1.09		1.24		2.09		34,133	44.87
12.43	18.14		1.06		1.25		2.16		43,224	29.96
10.80	11.79		1.04		1.26		2.74		49,844	55.52

11.65	5.70	(d)	0.62	(d)	0.63	(d)	1.12	(d)	333,297	24.51	(d)
11.16	6.53		1.12		1.26		2.52		360,065	25.18
11.23	(4.84)		1.09		1.24		2.10		420,030	17.62
12.81	7.61		1.08		1.23		2.12		375,528	44.87
12.38	18.05		1.05		1.24		2.18		270,358	29.96
10.77	11.86		1.03		1.24		2.72		191,363	55.52

11.71	6.14	(d)	0.17	(d)	0.18	(d)	1.48	(d)	70,615	24.51	(d)
11.22	7.54		0.22		0.36		3.43		57,153	25.18
11.28	(3.99)		0.20		0.34		2.98		80,192	17.62
12.86	8.59		0.19		0.34		3.00		74,135	44.87
12.43	19.12		0.17		0.36		3.13		25,465	29.96
10.80	12.80		0.15		0.36		3.60		9,731	55.52

11.72	1.16	(d)	0.02	(d)(e)	0.02	(d)(e)	0.32	(d)(e)	10	24.51	(d)

11.72	6.28	(d)	0.12	(d)	0.14	(d)	1.71	(d)	4,374	24.51	(d)
11.22	7.55		0.12		0.26		3.76		10,925	25.18
11.29	(3.82)		0.10		0.24		3.11		31,536	17.62
12.86	8.61		0.09		0.24		3.10		35,247	44.87
12.43	19.33		0.06		0.25		3.16		35,744	29.96
10.80	12.92		0.05		0.26		3.70		32,563	55.52

11.67	5.98	(d)	0.35	(d)	0.36	(d)	1.38	(d)	690	24.51	(d)
11.18	7.10		0.57		0.71		3.08		839	25.18
11.25	(4.26)		0.55		0.69		2.64		998	17.62
12.82	8.15		0.54		0.69		2.66		1,286	44.87
12.39	18.76		0.51		0.70		2.72		1,538	29.96
10.77	12.44		0.49		0.71		3.44		1,312	55.52

See Notes to Financial Statements.	33

Financial Highlights

MULTI-ASSET BALANCED OPPORTUNITY FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R2
5/31/2017(c)	$11.44	$0.15	$0.52	$0.67	$(0.16)	$ –	$(0.16)
11/30/2016	11.49	0.31	0.42	0.73	(0.33)	(0.45)	(0.78)
11/30/2015	13.07	0.31	(0.84)	(0.53)	(0.56)	(0.49)	(1.05)
11/30/2014	12.62	0.31	0.67	0.98	(0.53)	–	(0.53)
11/30/2013	10.97	0.30	1.70	2.00	(0.35)	–	(0.35)
11/30/2012	10.07	0.32	0.91	1.23	(0.33)	–	(0.33)
Class R3
5/31/2017(c)	11.20	0.16	0.50	0.66	(0.17)	–	(0.17)
11/30/2016	11.27	0.33	0.40	0.73	(0.35)	(0.45)	(0.80)
11/30/2015	12.84	0.31	(0.82)	(0.51)	(0.57)	(0.49)	(1.06)
11/30/2014	12.41	0.31	0.65	0.96	(0.55)	–	(0.55)
11/30/2013	10.79	0.31	1.67	1.98	(0.36)	–	(0.36)
11/30/2012	9.92	0.33	0.88	1.21	(0.34)	–	(0.34)
Class R4
5/31/2017(c)	11.23	0.12	0.56	0.68	(0.19)	–	(0.19)
11/30/2016	11.29	0.36	0.41	0.77	(0.38)	(0.45)	(0.83)
6/30/2015 to 11/30/2015(f)	11.97	0.13	(0.68)	(0.55)	(0.13)	–	(0.13)
Class R5
5/31/2017(c)	11.24	0.14	0.55	0.69	(0.20)	–	(0.20)
11/30/2016	11.29	0.24	0.56	0.80	(0.40)	(0.45)	(0.85)
6/30/2015 to 11/30/2015(f)	11.97	0.15	(0.69)	(0.54)	(0.14)	–	(0.14)
Class R6
5/31/2017(c)	11.22	0.13	0.57	0.70	(0.20)	–	(0.20)
11/30/2016	11.29	0.39	0.40	0.79	(0.41)	(0.45)	(0.86)
6/30/2015 to 11/30/2015(f)	11.97	0.15	(0.69)	(0.54)	(0.14)	–	(0.14)

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A, B and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Commenced on April 4, 2017.
(f)	Commenced on June 30, 2015.
(g)	Annualized.

34	See Notes to Financial Statements.

			Ratios to Average Net Assets:*						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$11.95	5.93	(d)	0.42	(d)	0.44	(d)	1.29	(d)	$575	24.51	(d)
11.44	6.93		0.73		0.87		2.86		660	25.18
11.49	(4.41)		0.70		0.84		2.56		1,158	17.62
13.07	7.99		0.69		0.84		2.44		1,421	44.87
12.62	18.52		0.66		0.85		2.54		1,862	29.96
10.97	12.37		0.65		0.86		3.03		1,185	55.52

11.69	5.94	(d)	0.36	(d)	0.38	(d)	1.41	(d)	34,940	24.51	(d)
11.20	7.05		0.61		0.75		3.04		41,447	25.18
11.27	(4.28)		0.59		0.73		2.59		38,972	17.62
12.82	8.09		0.59		0.74		2.60		36,157	44.87
12.41	18.68		0.56		0.75		2.67		33,919	29.96
10.79	12.39		0.54		0.75		3.18		24,940	55.52

11.72	6.08	(d)	0.25	(d)	0.25	(d)	1.05	(d)	1,055	24.51	(d)
11.23	7.39		0.37		0.51		3.32		82	25.18
11.29	(4.60	)(d)	0.34	(g)	0.50	(g)	2.79	(g)	10	17.62

11.73	6.18	(d)	0.13	(d)	0.13	(d)	1.20	(d)	98	24.51	(d)
11.24	7.69		0.13		0.27		2.27		12	25.18
11.29	(4.50	)(d)	0.09	(g)	0.25	(g)	3.03	(g)	10	17.62

11.72	6.29	(d)	0.09	(d)	0.09	(d)	1.13	(d)	5,841	24.51	(d)
11.22	7.58		0.12		0.17		3.54		28	25.18
11.29	(4.50	)(d)	0.08	(g)	0.15	(g)	3.04	(g)	10	17.62

See Notes to Financial Statements.	35

Financial Highlights

MULTI-ASSET FOCUSED GROWTH FUND

		Per Share Operating Performance:
		Investment operations:				Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)		Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
5/31/2017(c)	$18.12	$0.15		$1.31	$1.46	$(0.26)	$(1.29)	$(1.55)
11/30/2016	19.49	0.13		0.51	0.64	(0.42)	(1.59)	(2.01)
11/30/2015	22.12	0.15		0.09	0.24	(0.45)	(2.42)	(2.87)
11/30/2014	22.38	0.17		1.68	1.85	(0.67)	(1.44)	(2.11)
11/30/2013	16.90	0.17		5.46	5.63	(0.15)	–	(0.15)
11/30/2012	15.40	0.11		1.48	1.59	(0.09)	–	(0.09)
Class B
5/31/2017(c)	17.66	0.10		1.27	1.37	(0.05)	(1.29)	(1.34)
11/30/2016	18.99	0.01		0.48	0.49	(0.23)	(1.59)	(1.82)
11/30/2015	21.59	0.01		0.09	0.10	(0.28)	(2.42)	(2.70)
11/30/2014	21.89	0.01		1.64	1.65	(0.51)	(1.44)	(1.95)
11/30/2013	16.53	0.03		5.35	5.38	(0.02)	–	(0.02)
11/30/2012	15.08	–	(e)	1.45	1.45	–	–	–
Class C
5/31/2017(c)	17.52	0.08		1.29	1.37	(0.13)	(1.29)	(1.42)
11/30/2016	18.89	0.01		0.48	0.49	(0.27)	(1.59)	(1.86)
11/30/2015	21.52	–	(e)	0.10	0.10	(0.31)	(2.42)	(2.73)
11/30/2014	21.85	0.01		1.63	1.64	(0.53)	(1.44)	(1.97)
11/30/2013	16.51	0.03		5.34	5.37	(0.03)	–	(0.03)
11/30/2012	15.06	(0.01)		1.46	1.45	–	–	–
Class F
5/31/2017(c)	18.13	0.15		1.32	1.47	(0.28)	(1.29)	(1.57)
11/30/2016	19.50	0.16		0.51	0.67	(0.45)	(1.59)	(2.04)
11/30/2015	22.13	0.18		0.09	0.27	(0.48)	(2.42)	(2.90)
11/30/2014	22.39	0.20		1.67	1.87	(0.69)	(1.44)	(2.13)
11/30/2013	16.90	0.20		5.46	5.66	(0.17)	–	(0.17)
11/30/2012	15.41	0.14		1.47	1.61	(0.12)	–	(0.12)
Class F3
4/4/2017 to 5/31/2017(c)(f)	17.71	(0.01)		0.49	0.48	–	–	–
Class I
5/31/2017(c)	18.29	0.18		1.32	1.50	(0.31)	(1.29)	(1.60)
11/30/2016	19.66	0.18		0.51	0.69	(0.47)	(1.59)	(2.06)
11/30/2015	22.29	0.20		0.09	0.29	(0.50)	(2.42)	(2.92)
11/30/2014	22.54	0.22		1.68	1.90	(0.71)	(1.44)	(2.15)
11/30/2013	17.02	0.22		5.50	5.72	(0.20)	–	(0.20)
11/30/2012	15.52	0.16		1.47	1.63	(0.13)	–	(0.13)
Class R2
5/31/2017(c)	18.47	0.10		1.38	1.48	(0.16)	(1.29)	(1.45)
11/30/2016	19.71	0.45		(0.05)	0.40	(0.05)	(1.59)	(1.64)
11/30/2015	22.34	0.06		0.11	0.17	(0.38)	(2.42)	(2.80)
11/30/2014	22.29	0.08		1.70	1.78	(0.29)	(1.44)	(1.73)
11/30/2013	16.85	0.10		5.45	5.55	(0.11)	–	(0.11)
11/30/2012	15.37	0.05		1.48	1.53	(0.05)	–	(0.05)

36	See Notes to Financial Statements.

			Ratios to Average Net Assets:*						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$18.03	8.64	(d)	0.26		0.32	(d)	0.84	(d)	$147,649	59.73	(d)
18.12	3.94		0.27		0.64		0.78		155,840	7.22
19.49	1.22		0.25		0.59		0.76		168,742	6.70
22.12	8.97		0.25		0.59		0.80		163,889	10.38
22.38	33.60		0.25		0.60		0.86		162,519	27.24
16.90	10.39		0.25		0.62		0.68		109,293	11.66

17.69	8.25	(d)	0.63		0.70	(d)	0.60	(d)	1,484	59.73	(d)
17.66	3.13		1.02		1.39		0.04		2,366	7.22
18.99	0.48		1.00		1.34		0.03		4,536	6.70
21.59	8.14		1.00		1.34		0.07		6,762	10.38
21.89	32.56		1.00		1.35		0.17		7,940	27.24
16.53	9.62		1.00		1.37		0.00		6,881	11.66

17.47	8.31	(d)	0.62		0.68	(d)	0.49	(d)	49,478	59.73	(d)
17.52	3.13		1.01		1.37		0.05		54,974	7.22
18.89	0.50		0.98		1.32		0.02		62,564	6.70
21.52	8.14		0.98		1.31		0.07		68,007	10.38
21.85	32.61		0.97		1.33		0.14		63,087	27.24
16.51	9.63		0.97		1.34		(0.04)		43,073	11.66

18.03	8.69	(d)	0.18		0.25	(d)	0.88	(d)	3,167	59.73	(d)
18.13	4.11		0.13		0.49		0.92		3,748	7.22
19.50	1.37		0.10		0.44		0.94		4,204	6.70
22.13	9.11		0.10		0.44		0.93		4,560	10.38
22.39	33.79		0.10		0.46		1.01		3,905	27.24
16.90	10.54		0.10		0.47		0.83		2,821	11.66

18.19	2.71	(d)	0.02	(d)(f)	0.03	(d)(f)	(0.03	)(d)(f)	10	59.73	(d)

18.19	8.79	(d)	0.13		0.20	(d)	0.99	(d)	15,411	59.73	(d)
18.29	4.19		0.02		0.39		1.04		19,681	7.22
19.66	1.46		0.00		0.34		1.01		19,283	6.70
22.29	9.20		0.00		0.34		1.02		18,530	10.38
22.54	33.95		0.00		0.36		1.10		16,586	27.24
17.02	10.64		0.00		0.37		0.97		11,877	11.66

18.50	8.51	(d)	0.45		0.51	(d)	0.58	(d)	6	59.73	(d)
18.47	2.44		0.64		0.97		2.38		5	7.22
19.71	0.84		0.60		0.95		0.29		71	6.70
22.34	8.56		0.60		0.94		0.38		250	10.38
22.29	33.14		0.60		0.95		0.50		659	27.24
16.85	9.99		0.60		0.97		0.29		617	11.66

See Notes to Financial Statements.	37

Financial Highlights

MULTI-ASSET FOCUSED GROWTH FUND

		Per Share Operating Performance:
						Distributions to
		Investment operations:				shareholders from:
					Total
		Net	Net		from
	Net asset	invest-	realized		invest-
	value,	ment	and		ment	Net	Net	Total
	beginning	income	unrealized		opera-	investment	realized	distri-
	of period	(loss)(a)	gain (loss)		tions	income	gain	butions
Class R3
5/31/2017(c)	$17.89	$0.13	$1.30		$1.43	$(0.22)	$(1.29)	$(1.51)
11/30/2016	19.27	0.09	0.50		0.59	(0.38)	(1.59)	(1.97)
11/30/2015	21.91	0.10	0.09		0.19	(0.41)	(2.42)	(2.83)
11/30/2014	22.20	0.11	1.66		1.77	(0.62)	(1.44)	(2.06)
11/30/2013	16.78	0.10	5.45		5.55	(0.13)	–	(0.13)
11/30/2012	15.30	0.06	1.48		1.54	(0.06)	–	(0.06)
Class R4
5/31/2017(c)	18.09	–	1.46		1.46	(0.27)	(1.29)	(1.56)
11/30/2016	19.48	0.14	0.51		0.65	(0.45)	(1.59)	(2.04)
6/30/2015 to 11/30/2015(g)	19.97	0.05	(0.54	)(h)	(0.49)	–	–	–
Class R5
5/31/2017(c)	18.30	0.16	1.34		1.50	(0.31)	(1.29)	(1.60)
11/30/2016	19.66	0.18	0.52		0.70	(0.47)	(1.59)	(2.06)
6/30/2015 to 11/30/2015(g)	20.13	0.07	(0.54	)(h)	(0.47)	–	–	–
Class R6
5/31/2017(c)	18.29	0.04	1.48		1.52	(0.32)	(1.29)	(1.61)
11/30/2016	19.66	0.20	0.49		0.69	(0.47)	(1.59)	(2.06)
6/30/2015 to 11/30/2015(g)	20.13	0.08	(0.55	)(h)	(0.47)	–	–	–

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A, B and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Amount less than $0.01.
(f)	Commenced on April 4, 2017.
(g)	Commenced on June 30, 2015.
(h)	The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statements of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.
(i)	Annualized.

38	See Notes to Financial Statements.

			Ratios to Average Net Assets:*					Supplemental Data:
			Total
			expenses
			after			Net
Net			waivers			invest-		Net
asset			and/or			ment		assets,	Portfolio
value,	Total		reimburse-	Total		income		end of	turnover
end of	return(b)		ments	expenses		(loss)		period	rate
period	(%)		(%)	(%)		(%)		(000)	(%)

$17.81	8.53	(d)	0.37	0.44	(d)	0.76	(d)	$11,744	59.73	(d)
17.89	3.67		0.52	0.88		0.56		13,342	7.22
19.27	0.98		0.50	0.84		0.50		14,477	6.70
21.91	8.65		0.50	0.84		0.51		12,115	10.38
22.20	33.27		0.50	0.85		0.52		8,646	27.24
16.78	10.15		0.50	0.87		0.40		5,118	11.66

17.99	8.63	(d)	0.28	0.31	(d)	–	(d)	322	59.73	(d)
18.09	3.99		0.25	0.61		0.81		10	7.22
19.48	(2.45	)(d)	0.22 (i)	0.60	(i)	0.66	(i)	10	6.70

18.20	8.79	(d)	0.11	0.17	(d)	0.92	(d)	11	59.73	(d)
18.30	4.25		–	0.35		1.06		10	7.22
19.66	(2.33	)(d)	0.00 (i)	0.34	(i)	0.91	(i)	10	6.70

18.20	8.90	(d)	0.10	0.13	(d)	0.21	(d)	3,101	59.73	(d)
18.29	4.21		0.01	0.21		1.13		15	7.22
19.66	(2.33	)(d)	0.00 (i)	0.19	(i)	0.92	(i)	10	6.70

See Notes to Financial Statements.	39

Financial Highlights

MULTI-ASSET GROWTH FUND

		Per Share Operating Performance:
					Distributions to
		Investment operations:			shareholders from:
				Total
			Net	from
	Net asset	Net	realized	invest-
	value,	invest-	and	ment	Net	Net	Total
	beginning	ment	unrealized	opera-	investment	realized	distri-
	of period	income(a)	gain (loss)	tions	income	gain	butions
Class A
5/31/2017(c)	$16.75	$0.20	$0.87	$1.07	$(0.32)	$–	$(0.32)
11/30/2016	16.84	0.47	0.71	1.18	(0.52)	(0.75)	(1.27)
11/30/2015	19.46	0.47	(1.06)	(0.59)	(0.81)	(1.22)	(2.03)
11/30/2014	19.02	0.53	1.27	1.80	(0.81)	(0.55)	(1.36)
11/30/2013	16.18	0.50	2.89	3.39	(0.55)	–	(0.55)
11/30/2012	14.80	0.48	1.36	1.84	(0.46)	–	(0.46)
Class B
5/31/2017(c)	16.63	0.14	0.85	0.99	(0.24)	–	(0.24)
11/30/2016	16.72	0.33	0.73	1.06	(0.40)	(0.75)	(1.15)
11/30/2015	19.33	0.33	(1.05)	(0.72)	(0.67)	(1.22)	(1.89)
11/30/2014	18.90	0.38	1.26	1.64	(0.66)	(0.55)	(1.21)
11/30/2013	16.07	0.36	2.89	3.25	(0.42)	–	(0.42)
11/30/2012	14.70	0.36	1.35	1.71	(0.34)	–	(0.34)
Class C
5/31/2017(c)	16.59	0.13	0.85	0.98	(0.25)	–	(0.25)
11/30/2016	16.69	0.34	0.72	1.06	(0.41)	(0.75)	(1.16)
11/30/2015	19.30	0.34	(1.04)	(0.70)	(0.69)	(1.22)	(1.91)
11/30/2014	18.89	0.39	1.24	1.63	(0.67)	(0.55)	(1.22)
11/30/2013	16.06	0.37	2.89	3.26	(0.43)	–	(0.43)
11/30/2012	14.70	0.36	1.35	1.71	(0.35)	–	(0.35)
Class F
5/31/2017(c)	16.75	0.20	0.87	1.07	(0.33)	–	(0.33)
11/30/2016	16.83	0.48	0.74	1.22	(0.55)	(0.75)	(1.30)
11/30/2015	19.45	0.49	(1.05)	(0.56)	(0.84)	(1.22)	(2.06)
11/30/2014	19.02	0.56	1.26	1.82	(0.84)	(0.55)	(1.39)
11/30/2013	16.17	0.54	2.89	3.43	(0.58)	–	(0.58)
11/30/2012	14.79	0.50	1.36	1.86	(0.48)	–	(0.48)
Class F3
4/4/2017 to 5/31/2017(c)(e)	17.35	0.04	0.21	0.25	–	–	–
Class I
5/31/2017(c)	16.84	0.22	0.87	1.09	(0.34)	–	(0.34)
11/30/2016	16.92	0.51	0.72	1.23	(0.56)	(0.75)	(1.31)
11/30/2015	19.54	0.52	(1.06)	(0.54)	(0.86)	(1.22)	(2.08)
11/30/2014	19.10	0.58	1.26	1.84	(0.85)	(0.55)	(1.40)
11/30/2013	16.24	0.54	2.92	3.46	(0.60)	–	(0.60)
11/30/2012	14.85	0.50	1.39	1.89	(0.50)	–	(0.50)
Class P
5/31/2017(c)	16.95	0.16	0.89	1.05	(0.30)	–	(0.30)
11/30/2016	17.03	0.45	0.73	1.18	(0.51)	(0.75)	(1.26)
11/30/2015	19.65	0.45	(1.06)	(0.61)	(0.79)	(1.22)	(2.01)
11/30/2014	19.10	0.49	1.30	1.79	(0.69)	(0.55)	(1.24)
11/30/2013	16.25	0.47	2.91	3.38	(0.53)	–	(0.53)
11/30/2012	14.86	0.46	1.36	1.82	(0.43)	–	(0.43)

40	See Notes to Financial Statements.

			Ratios to Average Net Assets:*						Supplemental Data:
			Total
			expenses
			after
Net			waivers				Net		Net
asset			and/or				invest-		assets,	Portfolio
value,	Total		reimburse-		Total		ment		end of	turnover
end of	return(b)		ments		expenses		income		period	rate
period	(%)		(%)		(%)		(%)		(000)	(%)

$17.50	6.43	(d)	0.26	(d)	0.27	(d)	1.13	(d)	$759,145	17.22	(d)
16.75	7.80		0.37		0.54		2.96		780,671	20.96
16.84	(3.31)		0.35		0.51		2.67		855,234	17.50
19.46	9.98		0.34		0.52		2.79		834,090	38.40
19.02	21.42		0.31		0.53		2.80		748,409	36.72
16.18	12.63		0.30		0.54		3.07		586,960	45.58

17.38	6.00	(d)	0.63	(d)	0.65	(d)	0.82	(d)	4,883	17.22	(d)
16.63	6.98		1.12		1.29		2.15		8,230	20.96
16.72	(4.06)		1.10		1.26		1.86		14,591	17.50
19.33	9.13		1.09		1.27		2.01		21,736	38.40
18.90	20.57		1.06		1.28		2.05		27,110	36.72
16.07	11.79		1.04		1.29		2.36		27,278	45.58

17.32	5.97	(d)	0.63	(d)	0.65	(d)	0.77	(d)	190,785	17.22	(d)
16.59	7.00		1.12		1.29		2.21		205,600	20.96
16.69	(3.99)		1.09		1.26		1.94		241,107	17.50
19.30	9.11		1.08		1.25		2.07		211,947	38.40
18.89	20.66		1.05		1.26		2.09		161,591	36.72
16.06	11.77		1.03		1.27		2.36		111,296	45.58

17.49	6.45	(d)	0.19	(d)	0.20	(d)	1.17	(d)	46,994	17.22	(d)
16.75	8.02		0.22		0.39		3.08		38,176	20.96
16.83	(3.17)		0.20		0.37		2.79		64,171	17.50
19.45	10.11		0.19		0.37		2.95		54,699	38.40
19.02	21.68		0.16		0.38		3.03		16,769	36.72
16.17	12.79		0.15		0.39		3.20		4,883	45.58

17.60	1.44	(d)	0.02	(d)(e)	0.02	(d)(e)	0.25	(d)(e)	10	17.22	(d)

17.59	6.53	(d)	0.13	(d)	0.15	(d)	1.25	(d)	10,339	17.22	(d)
16.84	8.09		0.12		0.29		3.23		11,219	20.96
16.92	(3.06)		0.10		0.26		2.91		13,750	17.50
19.54	10.21		0.09		0.27		3.08		13,991	38.40
19.10	21.76		0.06		0.28		3.04		10,957	36.72
16.24	12.92		0.05		0.30		3.17		8,653	45.58

17.70	6.24	(d)	0.47	(d)	0.47	(d)	0.90	(d)	2	17.22	(d)
16.95	7.64		0.47		0.68		2.83		2	20.96
17.03	(3.43)		0.47		0.64		2.54		2	17.50
19.65	9.84		0.47		0.66		2.58		2	38.40
19.10	21.25		0.51		0.71		2.60		4	36.72
16.25	12.42		0.46		0.72		2.91		6	45.58

See Notes to Financial Statements.	41

Financial Highlights

MULTI-ASSET GROWTH FUND

		Per Share Operating Performance:
					Distributions to
		Investment operations:			shareholders from:
				Total
			Net	from
	Net asset	Net	realized	invest-
	value,	invest-	and	ment	Net	Net	Total
	beginning	ment	unrealized	opera-	investment	realized	distri-
	of period	income(a)	gain (loss)	tions	income	gain	butions
Class R2
5/31/2017(c)	$17.07	$0.16	$ 0.89	$ 1.05	$(0.29)	$–	$(0.29)
11/30/2016	17.11	0.45	0.70	1.15	(0.44)	(0.75)	(1.19)
11/30/2015	19.74	0.42	(1.08)	(0.66)	(0.75)	(1.22)	(1.97)
11/30/2014	19.27	0.46	1.30	1.76	(0.74)	(0.55)	(1.29)
11/30/2013	16.39	0.43	2.95	3.38	(0.50)	–	(0.50)
11/30/2012	14.98	0.43	1.38	1.81	(0.40)	–	(0.40)
Class R3
5/31/2017(c)	16.70	0.18	0.85	1.03	(0.29)	–	(0.29)
11/30/2016	16.79	0.43	0.72	1.15	(0.49)	(0.75)	(1.24)
11/30/2015	19.41	0.43	(1.06)	(0.63)	(0.77)	(1.22)	(1.99)
11/30/2014	18.98	0.48	1.26	1.74	(0.76)	(0.55)	(1.31)
11/30/2013	16.14	0.45	2.90	3.35	(0.51)	–	(0.51)
11/30/2012	14.77	0.44	1.35	1.79	(0.42)	–	(0.42)
Class R4
5/31/2017(c)	16.75	0.15	0.90	1.05	(0.32)	–	(0.32)
11/30/2016	16.84	0.48	0.71	1.19	(0.53)	(0.75)	(1.28)
6/30/2015 to 11/30/2015(f)	17.67	0.20	(0.95)	(0.75)	(0.08)	–	(0.08)
Class R5
5/31/2017(c)	16.85	0.21	0.88	1.09	(0.34)	–	(0.34)
11/30/2016	16.93	0.52	0.71	1.23	(0.56)	(0.75)	(1.31)
6/30/2015 to 11/30/2015(f)	17.75	0.21	(0.94)	(0.73)	(0.09)	–	(0.09)
Class R6
5/31/2017(c)	16.84	0.18	0.92	1.10	(0.34)	–	(0.34)
11/30/2016	16.93	0.58	0.65	1.23	(0.57)	(0.75)	(1.32)
6/30/2015 to 11/30/2015(f)	17.75	0.21	(0.94)	(0.73)	(0.09)	–	(0.09)

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A, B and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Commenced on April 4, 2017.
(f)	Commenced on June 30, 2015.
(g)	Annualized.

42	See Notes to Financial Statements.

			Ratios to Average Net Assets:*						Supplemental Data:
			Total
			expenses
			after
Net			waivers				Net		Net
asset			and/or				invest-		assets,	Portfolio
value,	Total		reimburse-		Total		ment		end of	turnover
end of	return(b)		ments		expenses		income		period	rate
period	(%)		(%)		(%)		(%)		(000)	(%)

$17.83	6.19	(d)	0.43	(d)	0.45	(d)	0.94	(d)	$ 174	17.22	(d)
17.07	7.44		0.72		0.89		2.81		155	20.96
17.11	(3.67)		0.70		0.86		2.33		247	17.50
19.74	9.63		0.69		0.87		2.43		288	38.40
19.27	20.99		0.66		0.88		2.39		149	36.72
16.39	12.26		0.65		0.89		2.70		195	45.58

17.44	6.26	(d)	0.37	(d)	0.39	(d)	1.03	(d)	26,309	17.22	(d)
16.70	7.58		0.61		0.78		2.75		28,791	20.96
16.79	(3.55)		0.59		0.75		2.44		27,022	17.50
19.41	9.70		0.58		0.76		2.56		23,344	38.40
18.98	21.20		0.55		0.76		2.56		18,989	36.72
16.14	12.32		0.54		0.79		2.85		13,470	45.58

17.48	6.35	(d)	0.26	(d)	0.27	(d)	0.89	(d)	1,038	17.22	(d)
16.75	7.86		0.37		0.54		3.06		118	20.96
16.84	(4.25	)(d)	0.33	(g)	0.52	(g)	2.83	(g)	10	17.50

17.60	6.52	(d)	0.14	(d)	0.16	(d)	1.24	(d)	11	17.22	(d)
16.85	8.09		0.11		0.28		3.26		10	20.96
16.93	(4.11	)(d)	0.08	(g)	0.27	(g)	2.99	(g)	10	17.50

17.60	6.60	(d)	0.09	(d)	0.09	(d)	1.02	(d)	4,665	17.22	(d)
16.84	8.06		0.13		0.18		3.55		175	20.96
16.93	(4.11	)(d)	0.07	(g)	0.14	(g)	3.00	(g)	10	17.50

See Notes to Financial Statements.	43

Financial Highlights

MULTI-ASSET INCOME FUND

		Per Share Operating Performance:
					Distributions to
		Investment operations:			shareholders from:
				Total
			Net	from
	Net asset	Net	realized	invest-
	value,	invest-	and	ment	Net	Net	Total
	beginning	ment	unrealized	opera-	investment	realized	distri-
	of period	income(a)	gain (loss)	tions	income	gain	butions
Class A
5/31/2017(c)	$14.14	$0.28	$ 0.51	$ 0.79	$(0.28)	$–	$(0.28)
11/30/2016	14.24	0.56	0.25	0.81	(0.55)	(0.36)	(0.91)
11/30/2015	15.78	0.55	(0.98)	(0.43)	(0.75)	(0.36)	(1.11)
11/30/2014	15.99	0.56	0.31	0.87	(0.74)	(0.34)	(1.08)
11/30/2013	14.95	0.58	1.15	1.73	(0.64)	(0.05)	(0.69)
11/30/2012	14.01	0.62	1.01	1.63	(0.62)	(0.07)	(0.69)
Class B
5/31/2017(c)	14.34	0.24	0.51	0.75	(0.22)	–	(0.22)
11/30/2016	14.42	0.47	0.25	0.72	(0.44)	(0.36)	(0.80)
11/30/2015	15.98	0.45	(1.02)	(0.57)	(0.63)	(0.36)	(0.99)
11/30/2014	16.17	0.45	0.31	0.76	(0.61)	(0.34)	(0.95)
11/30/2013	15.11	0.47	1.16	1.63	(0.52)	(0.05)	(0.57)
11/30/2012	14.15	0.53	1.01	1.54	(0.51)	(0.07)	(0.58)
Class C
5/31/2017(c)	14.34	0.23	0.51	0.74	(0.22)	–	(0.22)
11/30/2016	14.42	0.47	0.26	0.73	(0.45)	(0.36)	(0.81)
11/30/2015	15.97	0.45	(1.00)	(0.55)	(0.64)	(0.36)	(1.00)
11/30/2014	16.17	0.45	0.31	0.76	(0.62)	(0.34)	(0.96)
11/30/2013	15.12	0.47	1.16	1.63	(0.53)	(0.05)	(0.58)
11/30/2012	14.17	0.52	1.02	1.54	(0.52)	(0.07)	(0.59)
Class F
5/31/2017(c)	14.14	0.29	0.51	0.80	(0.29)	–	(0.29)
11/30/2016	14.23	0.59	0.25	0.84	(0.57)	(0.36)	(0.93)
11/30/2015	15.78	0.58	(1.00)	(0.42)	(0.77)	(0.36)	(1.13)
11/30/2014	15.98	0.58	0.32	0.90	(0.76)	(0.34)	(1.10)
11/30/2013	14.95	0.60	1.15	1.75	(0.67)	(0.05)	(0.72)
11/30/2012	14.01	0.64	1.01	1.65	(0.64)	(0.07)	(0.71)
Class F3
4/4/2017 to 5/31/2017(c)(e)	14.42	0.06	0.16	0.22	(0.06)	–	(0.06)
Class I
5/31/2017(c)	14.07	0.30	0.50	0.80	(0.30)	–	(0.30)
11/30/2016	14.17	0.59	0.26	0.85	(0.59)	(0.36)	(0.95)
11/30/2015	15.71	0.59	(0.99)	(0.40)	(0.78)	(0.36)	(1.14)
11/30/2014	15.92	0.59	0.31	0.90	(0.77)	(0.34)	(1.11)
11/30/2013	14.89	0.60	1.16	1.76	(0.68)	(0.05)	(0.73)
11/30/2012	13.96	0.66	1.00	1.66	(0.66)	(0.07)	(0.73)
Class R2
5/31/2017(c)	14.50	0.26	0.52	0.78	(0.25)	–	(0.25)
11/30/2016	14.57	0.55	0.24	0.79	(0.50)	(0.36)	(0.86)
11/30/2015	16.12	0.52	(1.02)	(0.50)	(0.69)	(0.36)	(1.05)
11/30/2014	16.31	0.52	0.31	0.83	(0.68)	(0.34)	(1.02)
11/30/2013	15.24	0.54	1.17	1.71	(0.59)	(0.05)	(0.64)
11/30/2012	14.28	0.57	1.03	1.60	(0.57)	(0.07)	(0.64)

44	See Notes to Financial Statements.

			Ratios to Average Net Assets:*						Supplemental Data:
			Total
			expenses
			after
Net			waivers				Net		Net
asset			and/or				invest-		assets,	Portfolio
value,	Total		reimburse-		Total		ment		end of	turnover
end of	return(b)		ments		expenses		income		period	rate
period	(%)		(%)		(%)		(%)		(000)	(%)

$14.65	5.63	(d)	0.24	(d)	0.25	(d)	1.94	(d)	$ 823,842	33.96	(d)
14.14	6.09		0.37		0.49		4.11		849,321	25.82
14.24	(2.90)		0.35		0.47		3.71		1,023,100	26.36
15.78	5.62		0.34		0.47		3.55		1,108,030	42.95
15.99	11.77		0.31		0.49		3.72		614,499	26.82
14.95	11.98		0.30		0.50		4.28		361,594	26.59

14.87	5.26	(d)	0.61	(d)	0.63	(d)	1.66	(d)	1,956	33.96	(d)
14.34	5.34		1.12		1.25		3.40		3,000	25.82
14.42	(3.72)		1.10		1.22		2.97		4,730	26.36
15.98	4.88		1.09		1.22		2.83		6,934	42.95
16.17	10.94		1.06		1.24		3.00		8,181	26.82
15.11	11.16		1.05		1.25		3.58		8,345	26.59

14.86	5.22	(d)	0.61	(d)	0.62	(d)	1.57	(d)	550,681	33.96	(d)
14.34	5.36		1.12		1.24		3.37		594,759	25.82
14.42	(3.64)		1.10		1.22		2.95		750,006	26.36
15.97	4.86		1.09		1.22		2.80		758,668	42.95
16.17	10.91		1.06		1.23		2.96		397,035	26.82
15.12	11.11		1.04		1.25		3.52		186,976	26.59

14.65	5.71	(d)	0.16	(d)	0.17	(d)	1.98	(d)	301,480	33.96	(d)
14.14	6.32		0.22		0.34		4.31		279,182	25.82
14.23	(2.82)		0.20		0.32		3.86		454,281	26.36
15.78	5.83		0.19		0.32		3.68		616,791	42.95
15.98	11.94		0.17		0.34		3.85		264,414	26.82
14.95	12.07		0.15		0.35		4.37		72,875	26.59

14.58	1.45	(d)	0.03	(d)(e)	0.03	(d)(e)	0.40	(d)(e)	10	33.96	(d)

14.57	5.72	(d)	0.11	(d)	0.13	(d)	2.09	(d)	9,484	33.96	(d)
14.07	6.39		0.12		0.24		4.35		11,508	25.82
14.17	(2.67)		0.10		0.22		3.95		15,684	26.36
15.71	5.90		0.09		0.23		3.75		21,656	42.95
15.92	12.10		0.07		0.24		3.87		4,531	26.82
14.89	12.15		0.05		0.25		4.53		1,655	26.59

15.03	5.44	(d)	0.41	(d)	0.43	(d)	1.79	(d)	144	33.96	(d)
14.50	5.76		0.72		0.84		4.04		155	25.82
14.57	(3.24)		0.70		0.82		3.38		762	26.36
16.12	5.26		0.69		0.82		3.21		755	42.95
16.31	11.35		0.66		0.84		3.40		969	26.82
15.24	11.54		0.64		0.85		3.80		719	26.59

See Notes to Financial Statements.	45

Financial Highlights

MULTI-ASSET INCOME FUND

		Per Share Operating Performance:
					Distributions to
		Investment operations:			shareholders from:
				Total
			Net	from
	Net asset	Net	realized	invest-
	value,	invest-	and	ment	Net	Net	Total
	beginning	ment	unrealized	opera-	investment	realized	distri-
	of period	income(a)	gain (loss)	tions	income	gain	butions
Class R3
5/31/2017(c)	$14.14	$0.26	$ 0.51	$ 0.77	$(0.26)	$–	$(0.26)
11/30/2016	14.24	0.53	0.25	0.78	(0.52)	(0.36)	(0.88)
11/30/2015	15.79	0.51	(0.99)	(0.48)	(0.71)	(0.36)	(1.07)
11/30/2014	15.99	0.52	0.32	0.84	(0.70)	(0.34)	(1.04)
11/30/2013	14.96	0.54	1.14	1.68	(0.60)	(0.05)	(0.65)
11/30/2012	14.02	0.59	1.01	1.60	(0.59)	(0.07)	(0.66)
Class R4
5/31/2017(c)	14.15	0.21	0.57	0.78	(0.28)	–	(0.28)
11/30/2016	14.24	0.56	0.26	0.82	(0.55)	(0.36)	(0.91)
6/30/2015 to 11/30/2015(f)	14.98	0.21	(0.75)	(0.54)	(0.20)	–	(0.20)
Class R5
5/31/2017(c)	14.07	0.28	0.52	0.80	(0.30)	–	(0.30)
11/30/2016	14.16	0.59	0.26	0.85	(0.58)	(0.36)	(0.94)
6/30/2015 to 11/30/2015(f)	14.90	0.22	(0.75)	(0.53)	(0.21)	–	(0.21)
Class R6
5/31/2017(c)	14.06	0.22	0.59	0.81	(0.30)	–	(0.30)
11/30/2016	14.16	0.59	0.26	0.85	(0.59)	(0.36)	(0.95)
6/30/2015 to 11/30/2015(f)	14.90	0.22	(0.75)	(0.53)	(0.21)	–	(0.21)

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A, B and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Commenced on April 4, 2017.
(f)	Commenced on June 30, 2015.
(g)	Annualized.

46	See Notes to Financial Statements.

			Ratios to Average Net Assets:*					Supplemental Data:
			Total
			expenses
			after
Net			waivers			Net		Net
asset			and/or			invest-		assets,	Portfolio
value,	Total		reimburse-	Total		ment		end of	turnover
end of	return(b)		ments	expenses		income		period	rate
period	(%)		(%)	(%)		(%)		(000)	(%)

$14.65	5.50	(d)	0.36 (d)	0.37	(d)	1.80	(d)	$19,360	33.96	(d)
14.14	5.84		0.62	0.74		3.84		18,982	25.82
14.24	(3.19)		0.60	0.72		3.45		17,193	26.36
15.79	5.43		0.59	0.72		3.31		12,578	42.95
15.99	11.50		0.56	0.73		3.47		8,825	26.82
14.96	11.63		0.54	0.75		4.02		6,092	26.59

14.65	5.58		0.24 (d)	0.24	(d)	1.45	(d)	353	33.96	(d)
14.15	6.18		0.38	0.50		4.08		35	25.82
14.24	(3.62	)(d)	0.35 (g)	0.50	(g)	3.37	(g)	10	26.36

14.57	5.71	(d)	0.10 (d)	0.11	(d)	1.92	(d)	20	33.96	(d)
14.07	6.46		0.12	0.25		4.33		10	25.82
14.16	(3.54	)(d)	0.09 (g)	0.24	(g)	3.63	(g)	10	26.36

14.57	5.80	(d)	0.09 (d)	0.09	(d)	1.54	(d)	712	33.96	(d)
14.06	6.42		0.13	0.17		4.23		38	25.82
14.16	(3.53	)(d)	0.08 (g)	0.14	(g)	3.64	(g)	10	26.36

See Notes to Financial Statements.	47

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on August 16, 1993. The Trust consists of sixteen funds. This report covers the following four funds (separately, a “Fund” and collectively, the “Funds”) and their respective active share classes: Lord Abbett Multi-Asset Focused Growth Fund (Multi-Asset Focused Growth Fund”) formerly Lord Abbett Diversified Equity Strategy Fund, Lord Abbett Multi-Asset Balanced Opportunity Fund (“Multi-Asset Balanced Opportunity Fund”), Lord Abbett Multi-Asset Growth Fund (“Multi-Asset Growth Fund”) and Lord Abbett Multi-Asset Income Fund (“Multi-Asset Income Fund”), Class A, B, C, F, F3, I, P, R2, R3, R4, R5 and R6. Multi-Asset Focused Growth Fund and Multi-Asset Income Fund no longer have active Class P shares. The Funds’ Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Funds’ prospectus. The Funds no longer issue Class B shares for purchase. Class F3 shares commenced on April 4, 2017.

Multi-Asset Focused Growth Fund’s investment objective is to seek capital appreciation. Multi-Asset Balanced Opportunity Fund’s investment objective is to seek current income and capital growth. Multi-Asset Growth Fund’s investment objective is to seek long-term capital appreciation and growth of income. Multi-Asset Income Fund’s investment objective is to seek a high level of current income. The Funds invest principally in other mutual funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”).

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, F3, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. These Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord, Abbett, the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

48

Notes to Financial Statements (unaudited)(continued)

Investments in the Underlying Funds are valued at their NAV each business day at the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time. Exchange Traded Funds (“ETF”) actively traded on any recognized exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded futures contracts are valued at the last sales price in the market in which they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income and capital gain distributions are recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statements of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal years ended November 30, 2013 through November 30, 2016. The statutes of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro rata basis by relative net assets.

49

Notes to Financial Statements (unaudited)(continued)

Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Forward Foreign Currency Exchange Contracts–Each Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies in each Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized gain (loss) on futures contracts, swaps and foreign currency related transactions in each Fund’s Statement of Operations.

(g)	Futures Contracts–Each Fund may purchase and sell futures contracts to manage cash, to adjust exposure to the direction of interest rates or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain is recorded equal to the difference between the opening and closing value of the contract.

(h)	Credit Default Swaps–Each Fund may enter into credit default swap contracts. As a seller of a credit default swap contract (“seller of protection”), a Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), a Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indices. These credit indices are comprised of a basket of securities representing a particular sector of the market. During the period, all funds entered into centrally cleared credit default swaps based on the CDX high yield index, which is comprised of a basket of high yield securities.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the

50

Notes to Financial Statements (unaudited)(continued)

Statements of Assets and Liabilities. For a credit default swap sold by a Fund, payment of the agreed-upon amount made by a Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by a Fund, the agreed-upon amount received by a Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by a Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Funds for the same referenced entity or entities.

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based. There was minimal counterparty credit risk to the Funds during the six months ended May 31, 2017, since such credit default swaps entered into were traded through a central clearinghouse, which guarantees against default.

(i)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(j)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used

51

Notes to Financial Statements (unaudited)(continued)

to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of May 31, 2017 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee is based on each Fund’s average daily net assets at an annual rate of .10%.

For the six months ended May 31, 2017, the effective management fee, net of waivers, was based on each Fund’s average daily net assets at the following annualized rates:

Net Effective Management Fee
Multi-Asset Balanced Opportunity Fund	.10%
Multi-Asset Focused Growth Fund(1)	.02%
Multi-Asset Growth Fund	.10%
Multi-Asset Income Fund	.10%

(1)	For the period December 1, 2016 through March 31, 2017, Lord Abbett had contractually agreed to waive .05% of its annual management fee for Multi-Asset Focused Growth Fund. For the period December 1, 2016 through March 31, 2017, Lord Abbett voluntarily waived an additional .05% of its annual management fee for Multi-Asset Focused Growth Fund. For the period April 1, 2017 through April 30, 2017, Lord Abbett voluntarily waived .10% of its annual management fee for Multi-Asset Focused Growth Fund. Effective May 1, 2017, the contractual and voluntary waivers were discontinued.

52

Notes to Financial Statements (unaudited)(continued)

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of each Fund’s average daily net assets.

The Funds each entered into a Servicing Arrangement with the Underlying Funds in which they each invest, pursuant to which each Underlying Fund paid a portion of the expenses (excluding management fees, fund administration fees and distribution and service fees) of the Funds in proportion to the average daily value of total Underlying Fund shares owned by each of the Funds. The expenses assumed by the Underlying Funds are reflected in Expenses assumed by Underlying Funds on each Fund’s Statement of Operations and Receivables from affiliates on each Fund’s Statement of Assets and Liabilities. Effective January 1, 2017, the Board approved the discontinuation of the Servicing Arrangement with the Underlying Funds. As a result, each Fund of Fund will bear its expenses fully beginning as of that date.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2, R3 and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class B	Class C	Class F(1)	Class P	Class R2	Class R3	Class R4
Service	.25%	.25%	.25%	–	.25%	.25%	.25%	.25%
Distribution	–	.75%	.75%	.10%	.20%	.35%	.25%	–

*	The Funds may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)	The Class F Share Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Funds’ prospectus.

Class F3, Class I, Class R5 and Class R6 shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended May 31, 2017:

	Distributor Commissions	Dealers’ Concessions
Multi-Asset Balanced Opportunity Fund	$94,936	$611,151
Multi-Asset Focused Growth Fund	22,196	121,474
Multi-Asset Growth Fund	66,450	451,088
Multi-Asset Income Fund	58,294	364,043

Distributor received the following amount of CDSCs for the six months ended May 31, 2017:

	Class A	Class C
Multi-Asset Balanced Opportunity Fund	$21,195	$16,591
Multi-Asset Focused Growth Fund	1,575	3,591
Multi-Asset Growth Fund	11,225	13,335
Multi-Asset Income Fund	8,852	14,687

Two Trustees and certain of the Trust’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid monthly for Multi-Asset Balanced Opportunity Fund and Multi-Asset Income Fund; declared and paid quarterly for Multi-

53

Notes to Financial Statements (unaudited)(continued)

Asset Growth Fund; and declared and paid annually for Multi-Asset Focused Growth Fund. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended May 31, 2017 and fiscal year ended November 30, 2016 was as follows:

Multi-Asset Balanced Opportunity Fund			Multi-Asset Focused Growth Fund
	Six Months Ended 5/31/2017 (unaudited)	Year Ended 11/30/2016	Six Months Ended 5/31/2017 (unaudited)	Year Ended 11/30/2016
Distributions paid from:
Tax-exempt income	$–	$230,475	$–	$–
Ordinary income	29,311,900	72,354,965	3,168,474	5,447,050
Net long-term capital gains	–	78,810,569	17,531,583	22,447,355
Total distributions paid	$29,311,900	$151,396,009	$20,700,057	$27,894,405

Multi-Asset Growth Fund				Multi-Asset Income Fund
	Six Months Ended 5/31/2017 (unaudited)	Year Ended 11/30/2016	Six Months Ended 5/31/2017 (unaudited)	Year Ended 11/30/2016
Distributions paid from:
Tax-exempt income	$–	$122,913	$–	$257,572
Ordinary income	18,901,118	40,731,584	31,264,006	73,932,835
Net long-term capital gains	–	48,810,111	–	52,130,777
Total distributions paid	$18,901,118	$89,664,608	$31,264,006	$126,321,184

As of November 30, 2016, the capital losses, which will carry forward indefinitely, were as follows:

Multi-Asset Balanced Opportunity Fund	$15,051,352
Multi-Asset Growth Fund	1,886,718
Multi-Asset Income Fund	96,832,084

54

Notes to Financial Statements (unaudited)(continued)

As of May 31, 2017, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Multi-Asset Balanced Opportunity Fund	Multi-Asset Focused Growth Fund
Tax cost	$1,780,338,506	$225,882,231
Gross unrealized gain	83,582,453	8,170,864
Gross unrealized loss	(5,950,554)	(1,893,335)
Net unrealized security gain	$77,631,899	$6,277,529

	Multi-Asset Growth Fund	Multi-Asset Income Fund
Tax cost	$982,907,356	$1,728,181,454
Gross unrealized gain	62,808,918	39,376,013
Gross unrealized loss	(4,234,991)	(60,513,538)
Net unrealized security gain (loss)	$58,573,927	$(21,137,525)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2017 were as follows:

	Purchases	Sales
Multi-Asset Balanced Opportunity Fund	$464,610,652	$611,480,769
Multi-Asset Focused Growth Fund	142,707,634	179,655,869
Multi-Asset Growth Fund	181,955,883	271,866,408
Multi-Asset Income Fund	587,201,978	705,404,846

There were no purchases or sales of U.S. Government securities for the six months ended May 31, 2017.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Multi-Asset Balanced Opportunity Fund, Multi-Asset Focused Growth Fund, Multi-Asset Growth Fund and Multi-Asset Income Fund entered into forward foreign currency exchange contracts for the six months ended May 31, 2017 (as described in note 2(f)). A forward foreign currency exchange contract reduces each Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts.

Multi-Asset Balanced Opportunity Fund, Multi-Asset Focused Growth Fund, Multi-Asset Growth Fund and Multi-Asset Income Fund entered into E-Mini S&P 500 Index and U.S. Treasury futures contracts for the six months ended May 31, 2017 (as described in note 2(g)) to manage cash and economically hedge against changes in interest rates. The Funds bear the risk of interest rates

55

Notes to Financial Statements (unaudited)(continued)

moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Multi-Asset Balanced Opportunity Fund, Multi-Asset Focused Growth Fund, Multi-Asset Growth Fund and Multi-Asset Income Fund entered into centrally cleared credit default swaps on indexes for the six months ended May 31, 2017 (as described in note 2(h)) to economically hedge credit risk. Centrally cleared credit default swaps on indexes involve the exchange of a fixed rate premium for protection against the loss in value of underlying securities within an index in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statements of Operations. There is minimal counterparty credit risk to the Funds since these credit default swaps are traded through a central clearinghouse. As a counterparty to all centrally cleared credit default swaps, the clearinghouse guarantees credit default swaps against default.

As of May 31, 2017, Multi-Asset Balanced Opportunity Fund, Multi-Asset Focused Growth Fund, Multi-Asset Growth Fund and Multi-Asset Income Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Funds use of derivative instruments:

Multi-Asset Balanced Opportunity Fund
Asset Derivatives	Equity Contracts	Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts(2)	–	$95,156
Futures Contracts(3)	$882,715	–

Liability Derivatives
Forward Foreign Currency Exchange Contracts(4)	–	$271,408

56

Notes to Financial Statements (unaudited)(continued)

	Multi-Asset Focused Growth Fund

		Foreign
	Equity	Currency	Credit
Asset Derivatives	Contracts	Contracts	Contracts
Centrally Cleared Credit Default Swaps(1)	–	–	$ 2,030
Forward Foreign Currency Exchange Contracts(2)	–	$364	–
Futures Contracts(3)	$6,168	–	–

Liability Derivatives
Futures Contracts(3)	$27,975	–	–
Forward Foreign Currency Exchange Contracts(4)	–	$539,514	–

	Multi-Asset Growth Fund

		Foreign
	Equity	Currency	Credit
Asset Derivatives	Contracts	Contracts	Contracts
Forward Foreign Currency Exchange Contracts(2)	–	$55,455	–
Futures Contracts(3)	$912,676	–	–

Liability Derivatives
Centrally Cleared Credit Default Swaps(1)	–	–	$ 33,793
Forward Foreign Currency Exchange Contracts(4)	–	$158,126	–

	Multi-Asset Income Fund

		Foreign
	Equity	Currency
Asset Derivatives	Contracts	Contracts
Forward Foreign Currency Exchange Contracts(2)	–	$83,464
Futures Contracts(3)	$653,513	–

Liability Derivatives
Forward Foreign Currency Exchange Contracts(4)	–	$237,438

(1)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of centrally cleared credit default swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
(2)	Statements of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(3)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
(4)	Statements of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.

57

Notes to Financial Statements (unaudited)(continued)

Transactions in derivative instruments for six months ended May 31, 2017, were as follows:

	Multi-Asset Balanced Opportunity Fund
	Interest	Foreign
	Rate	Currency	Equity	Credit
	Contracts	Contracts	Contracts	Contracts
Net Realized Gain (Loss)(1)
Centrally Cleared Credit Default Swaps	–	–	–	$(574,097)
Forward Foreign Currency Exchange Contracts	–	$(4,261,570)	–	–
Futures Contracts	$586,188	–	$(591,070)	–
Net Change in Unrealized Appreciation/Depreciation(2)
Centrally Cleared Credit Default Swaps	–	–	–	$178,218
Forward Foreign Currency Exchange Contracts	–	$(605,290)	–	–
Futures Contracts	$(132,716)	–	$900,535	–
Average Number of Contracts/Notional Amounts*
Centrally Cleared Credit Default Swaps(3)	–	–	–	$5,228,571
Forward Foreign Currency Exchange Contracts(3)	–	$159,494,705	–	–
Futures Contracts(4)	174	–	857	–

	Multi-Asset Focused Growth Fund
	Foreign
	Currency	Equity	Credit
	Contracts	Contracts	Contracts
Net Realized Gain (Loss)(1)
Centrally Cleared Credit Default Swaps	–	–	$(12,894)
Net Change in Unrealized Appreciation/Depreciation(2)
Centrally Cleared Credit Default Swaps	–	–	$2,030
Forward Foreign Currency Exchange Contracts	$(539,150)	–	–
Futures Contracts	–	$(21,807)	–
Average Number of Contracts/Notional Amounts*
Centrally Cleared Credit Default Swaps(3)	–	–	$928,571
Forward Foreign Currency Exchange Contracts(3)	$3,670,740	–	–
Futures Contracts(4)	–	10	–

58

Notes to Financial Statements (unaudited)(continued)

	Multi-Asset Growth Fund
	Interest	Foreign
	Rate	Currency	Equity	Credit
	Contracts	Contracts	Contracts	Contracts
Net Realized Gain (Loss)(1)
Centrally Cleared Credit Default Swaps	–	–	–	$(426,882)
Forward Foreign Currency Exchange Contracts	–	$(2,435,608)	–	–
Futures Contracts	$132,282	–	$(761,341)	–
Net Change in Unrealized Appreciation/Depreciation(2)
Centrally Cleared Credit Default Swaps	–	–	–	$66,384
Forward Foreign Currency Exchange Contracts	–	$(344,003)	–	–
Futures Contracts	$(92,991)	–	$912,676	–
Average Number of Contracts/Notional Amounts*
Centrally Cleared Credit Default Swaps(3)	–	–	–	$8,485,714
Forward Foreign Currency Exchange Contracts(3)	–	$89,642,358	–	–
Futures Contracts(4)	122	–	584	–

	Multi-Asset Income Fund
	Interest	Foreign
	Rate	Currency	Equity	Credit
	Contracts	Contracts	Contracts	Contracts
Net Realized Gain (Loss)(1)
Centrally Cleared Credit Default Swaps	–	–	–	$(709,426)
Forward Foreign Currency Exchange Contracts	–	$(3,813,383)	–	–
Futures Contracts	$365,288	–	$100,504	–
Net Change in Unrealized Appreciation/Depreciation(2)
Centrally Cleared Credit Default Swaps	–	–	–	$253,214
Forward Foreign Currency Exchange Contracts	–	$(547,886)	–	–
Futures Contracts	$(121,882)	–	$653,513	–
Average Number of Contracts/Notional Amounts*
Centrally Cleared Credit Default Swaps(3)	–	–	–	$6,000,000
Forward Foreign Currency Exchange Contracts(3)	–	$145,292,846	–	–
Futures Contracts(4)	159	–	803	–

*	Calculated based on the number of contracts or notional amounts for the six months ended May 31, 2017.
(1)	Statements of Operations location: Net realized loss on futures contracts, swaps and foreign currency related transactions.
(2)	Statements of Operations location: Net change in unrealized appreciation/depreciation on futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies.
(3)	Amount represents notional amounts in U.S. dollars.
(4)	Amount represents number of contracts.

59

Notes to Financial Statements (unaudited)(continued)

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statements of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Funds and the applicable counterparty:

		Multi-Asset Balanced Opportunity Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$95,156	$–	$95,156
Total	$95,156	$–	$95,156

	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Standard Chartered Bank	$78,884	$(78,884)	$–	$–	$–
State Street Bank and Trust	16,272	(16,272)	–	–	–
Total	$95,156	$(95,156)	$–	$–	$–

		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Liabilities	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$271,408	$–	$271,408
Total	$271,408	$–	$271,408

	Net Amounts
	of Liabilities	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Pledged(a)	Pledged(a)	Amount(c)
Standard Chartered Bank	$148,932	$(78,884)	$–	$–	$70,048
State Street Bank and Trust	122,476	(16,272)	(106,204)	–	–
Total	$271,408	$(95,156)	$(106,204)	$–	$70,048

60

Notes to Financial Statements (unaudited)(continued)

			Multi-Asset Focused Growth Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$364	$–	$364
Total	$364	$–	$364

Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Standard Chartered Bank	$364	$(364)	$–	$–	$–
Total	$364	$(364)	$–	$–	$–

		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Liabilities	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$539,514	$–	$539,514
Total	$539,514	$–	$539,514

Net Amounts
	of Liabilities	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Pledged(a)	Pledged(a)	Amount(c)
Standard Chartered Bank	$539,514	$(364)	$(539,150)	$–	$–
Total	$539,514	$(364)	$(539,150)	$–	$–

			Multi-Asset Growth Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$55,455	$–	$55,455
Total	$55,455	$–	$55,455

	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Standard Chartered Bank	$45,826	$(45,826)	$–	$–	$–
State Street Bank and Trust	9,629	(9,629)	–	–	–
Total	$55,455	$(55,455)	$–	$–	$–

61

Notes to Financial Statements (unaudited)(continued)

		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Liabilities	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$158,126	$–	$158,126
Total	$158,126	$–	$158,126

	Net Amounts
	of Liabilities	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Pledged(a)	Pledged(a)	Amount(c)
Standard Chartered Bank	$ 87,298	$(45,826)	$–	$–	$41,472
State Street Bank and Trust	70,828	(9,629)	(61,199)	–	–
Total	$158,126	$(55,455)	$(61,199)	$–	$41,472

			Multi-Asset Income Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$83,464	$–	$83,464
Total	$83,464	$–	$83,464

	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Standard Chartered Bank	$69,016	$(69,016)	$–	$–	$–
State Street Bank and Trust	14,448	(14,448)	–	–	–
Total	$83,464	$(83,464)	$–	$–	$–

		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Liabilities	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$237,438	$–	$237,438
Total	$237,438	$–	$237,438

	Net Amounts
	of Liabilities	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Pledged(a)	Pledged(a)	Amount(c)
Standard Chartered Bank	$130,814	$(69,016)	$–	$–	$61,798
State Street Bank and Trust	106,624	(14,448)	(92,176)	–	–
Total	$237,438	$(83,464)	$(92,176)	$–	$61,798

62

Notes to Financial Statements (unaudited)(continued)

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statements of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of May 31, 2017.
(c)	Net amount represents the amount owed by the Fund by the counterparty as of May 31, 2017.

8.	TRUSTEES’ REMUNERATION

The Trust’s officers and two Trustees, who are associated with Lord Abbett, do not receive any compensation from the Trust for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees’ fees on the Statements of Operations and in Trustees’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Trust has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

10.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), certain registered open-end management investment companies managed by Lord Abbett, including the Funds, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Funds to borrow money from and lend money to each other for temporary or emergency purposes subject to limitations and conditions. During the six months ended May 31, 2017, the Funds did not participate as a borrower or lender in the Interfund Lending Program.

11.	TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Multi-Asset Balanced Opportunity Fund, Multi-Asset Focused Growth Fund, Multi-Asset Growth Fund and Multi-Asset Income Fund had the following transactions with affiliated issuers (i.e. the Underlying Funds) during the six months ended May 31, 2017:

63

Notes to Financial Statements (unaudited)(continued)

				Multi-Asset Balanced Opportunity Fund
						Net Realized	Dividend
	Balance of			Balance of		Gain (Loss)	Income
	Shares			Shares	Fair	12/1/2016	12/1/2016
	Held at	Gross	Gross	Held at	Value at	to	to
Affiliated Issuer	11/30/2016	Additions	Sales	5/31/2017	5/31/2017	5/31/2017	5/31/2017
Lord Abbett Equity Trust–Calibrated Large Cap Value Fund–Class I	10,294,765	2,356,703	(572,593)	12,078,875	$250,515,877	$1,103,474	$–
Lord Abbett Equity Trust–Calibrated Mid Cap Value Fund–Class I	12,404,071	542,037	(1,035,651)	11,910,457	261,196,316	4,974,132	–
Lord Abbett Investment Trust–Convertible Fund–Class I	16,565,451	376,623	(5,737,667)	11,204,407	140,503,261	88,463	4,429,844
Lord Abbett Global Fund, Inc.–Emerging Markets Currency Fund–Class I	37,427,243	1,113,208	(20,809,141)	17,731,310	95,039,822	(11,048,610)	5,717,278
Lord Abbett Investment Trust–High Yield Fund–Class I	56,945,170	10,468,764	(12,926,257)	54,487,678	420,099,996	(4,690,598)	12,925,956
Lord Abbett Investment Trust–Inflation Focused Fund–Class I	5,895,137	1,540,292	(1,990,499)	5,444,930	65,230,257	893,654	1,167,659
Lord Abbett Securities Trust– International Core Equity Fund–Class I	3,635,757	3,120,095	(349,533)	6,406,319	83,666,524	553,175	1,085,259
Lord Abbett Securities Trust–International Dividend Income Fund–Class I	36,553,274	503,197	(18,150,735)	18,905,737	139,335,282	(34,955,625)	3,444,134
Lord Abbett Mid Cap Stock Fund, Inc.–Class I	9,117,684	833,649	(2,075,468)	7,875,865	232,101,754	27,691,166	2,294,769
Lord Abbett Investment Trust–Short Duration Income Fund–Class I	5,928,150	53,053,657	(19,381,502)	39,600,306	170,281,316	(172,952)	1,848,579
Total					$1,857,970,405	$(15,563,721)	$32,913,478

64

Notes to Financial Statements (unaudited)(continued)

					Multi-Asset Focused Growth Fund
						Net Realized	Dividend
	Balance of			Balance of		Gain (Loss)	Income
	Shares			Shares	Fair	12/1/2016	12/1/2016
	Held at	Gross	Gross	Held at	Value at	to	to
Affiliated Issuer	11/30/2016	Additions	Sales	5/31/2017	5/31/2017	5/31/2017	5/31/2017
Lord Abbett Affiliated Fund, Inc.–Class I	3,357,641	49,272	(3,406,912)	–	$–	$6,182,498	$648,836
Lord Abbett Equity Trust–Calibrated Mid Cap Value Fund–Class I	–	2,124,226	(565)	2,123,661	46,571,879	147	–
Lord Abbett Developing Growth Fund, Inc.–Class I	607,909	–	(607,909)	–	–	(88,042)	–
Lord Abbett Securities Trust–Fundamental Equity Fund–Class I	3,016,416	40,392	(783,471)	2,273,336	30,235,373	(917,537)	–
Lord Abbett Securities Trust–Growth Leaders Fund-Class I	1,621,739	–	(302,740)	1,319,000	34,913,918	2,727,096	–
Lord Abbett Research Fund, Inc.–Growth Opportunities Fund–Class I	1,788,052	50,492	(1,838,545)	–	–	454,028 (a)	–
Lord Abbett Investment Trust–High Yield Fund–Class I	–	2,740,882	(14,653)	2,726,229	21,019,227	–	–
Lord Abbett Securities Trust–International Core Equity Fund–Class I	2,470,630	1,846,168	(401,859)	3,914,938	51,129,091	353,893	729,577
Lord Abbett Securities Trust–International Opportunities Fund–Class I	1,182,163	16,206	(1,198,369)	–	–	4,433,578	184,893
Lord Abbett Mid Cap Stock Fund, Inc.–Class I	–	1,579,234	(6,507)	1,572,727	46,348,254	3,644	–
Lord Abbett Investment Trust–Short Duration Income Fund–Class I	–	596,154	(144,522)	451,632	1,942,018	–	–
Lord Abbett Securities Trust–Value Opportunities Fund–Class I	1,284,544	–	(1,284,544)	–	–	4,280,781	–
Total					$232,159,760	$17,430,086	$1,563,306

(a)	Includes $1,040,646 of distributed capital gains.

65

Notes to Financial Statements (unaudited)(continued)

					Multi-Asset Growth Fund
						Net Realized	Dividend
	Balance of			Balance of		Gain (Loss)	Income
	Shares			Shares	Fair	12/1/2016	12/1/2016
	Held at	Gross	Gross	Held at	Value at	to	to
Affiliated Issuer	11/30/2016	Additions	Sales	5/31/2017	5/31/2017	5/31/2017	5/31/2017
Lord Abbett Affiliated Fund, Inc.–Class I	3,510,164	46,460	(287,899)	3,268,725	$52,593,781	$(219,433)	$725,716
Lord Abbett Equity Trust– Calibrated Large Cap Value Fund–Class I	5,702,199	–	(807,201)	4,894,998	101,522,256	1,884,456	–
Lord Abbett Equity Trust– Calibrated Mid Cap Value Fund–Class I	9,603,321	–	(1,254,005)	8,349,316	183,100,507	2,116,114	–
Lord Abbett Investment Trust–Convertible Fund–Class I	–	4,276,832	(119,217)	4,157,615	52,136,497	27,653	248,138
Lord Abbett Global Fund, Inc.–Emerging Markets Currency Fund–Class I	3,114,793	77,334	(3,192,128)	–	–	(765,428)	416,802
Lord Abbett Investment Trust–High Yield Fund–Class I	31,655,550	9,756,676	(4,784,134)	36,628,093	282,402,598	(1,836,183)	7,610,460
Lord Abbett Investment Trust–Inflation Focused Fund–Class I	1,771,365	22,199	(1,793,564)	–	–	776,888	273,421
Lord Abbett Securities Trust–International Core Equity Fund–Class I	2,037,767	2,181,816	(235,802)	3,983,781	52,028,181	359,077	614,505
Lord Abbett Securities Trust–International Dividend Income Fund–Class I	28,671,524	418,097	(12,125,472)	16,964,148	125,025,772	(23,315,290)	2,866,470
Lord Abbett Mid Cap Stock Fund, Inc.–Class I	7,338,437	60,806	(1,183,570)	6,215,673	183,175,882	14,297,404	1,738,446
Lord Abbett Investment Trust–Short Duration Income Fund–Class I	2,742,843	5,139,831	(5,674,346)	2,208,328	9,495,809	(57,166)	238,749
Total					$1,041,481,283	$(6,731,908)	$14,732,707

66

Notes to Financial Statements (unaudited)(continued)

					Multi-Asset Income Fund
						Net Realized	Dividend
	Balance of			Balance of		Gain (Loss)	Income
	Shares			Shares	Fair	12/1/2016	12/1/2016
	Held at	Gross	Gross	Held at	Value at	to	to
Affiliated Issuer	11/30/2016	Additions	Sales	5/31/2017	5/31/2017	5/31/2017	5/31/2017
Lord Abbett Equity Trust–Calibrated Mid Cap Value Fund–Class I	5,371,551	2,655,832	(201,158)	7,826,224	$171,629,100	$(38,769)	$–
Lord Abbett Investment Trust–Convertible Fund–Class I	15,047,738	3,863,472	(1,874,059)	17,037,151	213,645,872	(1,497,942)	4,212,915
Lord Abbett Investment Trust–Core Fixed Income Fund–Class I	–	7,185,553	(5,600,029)	1,585,525	17,313,929	490,349	250,017
Lord Abbett Global Fund, Inc.–Emerging Markets Currency Fund–Class I	33,968,250	1,121,234	(19,039,734)	16,049,749	86,026,655	(10,570,921)	5,188,557
Lord Abbett Investment Trust–High Yield Fund–Class I	77,397,228	13,891,081	(41,278,083)	50,010,226	385,578,844	(14,960,897)	14,766,266
Lord Abbett Investment Trust–Inflation Focused Fund–Class I	4,963,187	2,160,529	(1,459,800)	5,663,916	67,853,719	650,452	1,103,720
Lord Abbett Securities Trust–International Core Equity Fund–Class I	3,339,541	2,878,334	(336,222)	5,881,654	76,814,400	526,132	986,167
Lord Abbett Securities Trust–International Dividend Income Fund–Class I	20,524,590	427,700	(3,501,522)	17,450,769	128,612,165	(6,215,142)	2,402,106
Lord Abbett Mid Cap Stock Fund, Inc.–Class I	4,123,565	1,953,559	(291,155)	5,785,969	170,512,519	1,809,197	981,852
Lord Abbett Investment Trust–Short Duration Income Fund–Class I	85,378,913	39,731,275	(34,631,880)	90,478,309	389,056,726	(6,125,106)	7,773,980
Total					$1,707,043,929	$(35,932,647)	$37,665,580

12.	CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company (“SSB”) is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

13.	INVESTMENT RISKS

The Funds invest principally in the Underlying Funds and, as a result, a Fund’s performance is directly related to the Underlying Fund’s performance. Each Fund’s ability to meet its investment objective depends on the ability of the Underlying Funds to achieve their investment objectives and on the Fund’s particular allocation of assets among the Underlying Funds and the asset classes they represent. Consequently, a Fund is subject to the particular risks of the Underlying Funds in the proportion in which the Fund invests in them. The value of the Underlying Funds’ investments and the NAVs of the shares of both the Funds and their Underlying Funds will fluctuate in response to various

67

Notes to Financial Statements (unaudited)(continued)

market and economic factors related to the domestic and foreign equity and fixed income markets, as well as the financial condition and prospects of issuers in which the Underlying Funds invest.

Each Fund is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal and/or interest to an Underlying Fund, a risk that is greater with high-yield bonds (sometimes called “junk bonds”) in which one or more of the Underlying Funds may invest. Some issuers, particularly of high-yield bonds, may default as to principal and/or interest payments after an Underlying Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Underlying Fund. High-yield bonds are subject to greater price fluctuations, as well as additional risks.

Each Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Underlying Funds invest. If an Underlying Fund’s assessment of market conditions or companies held in the Underlying Fund fails to produce the intended result, a Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Each Fund’s investment exposure to foreign (which may include emerging market) companies generally is subject to the risk that the value of securities issued by foreign companies may be adversely affected by political, economic and social volatility, lack of transparency, or inadequate regulatory and accounting standards, inadequate exchange control regulations, foreign taxes, higher transaction and other costs, and delays in settlement. The cost of a Fund’s potential use of forward currency exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions prevailing. The Underlying Fund’s investments in emerging market companies generally are subject to more risks than investments in developed market companies.

Because Multi-Asset Income Fund will be more heavily invested in fixed income funds than equity funds, it will be more affected by the risks associated with fixed income securities. Similarly, since Multi-Asset Focused Growth Fund generally will be invested in equity funds and Multi-Asset Growth Fund will be more heavily invested in equity funds than fixed income funds, each will be more affected by the risks associated with stocks and other equity investments. Given Multi-Asset Balanced Opportunity Fund’s more balanced allocation among fixed income funds and equity funds, it will be affected by risks associated with both equity and fixed income investments.

Each Fund may invest in derivatives, either directly or through its Underlying Funds. Each Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Funds’ returns since the Funds may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether a Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and

68

Notes to Financial Statements (unaudited)(continued)

interest rates, and other factors. If a Fund incorrectly forecasts these and other factors, its performance could suffer. A Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

These factors can affect each Fund’s performance.

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

		Six Months Ended
		May 31, 2017		Year Ended
Multi-Asset Balanced Opportunity Fund		(unaudited)	November 30, 2016
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	13,309,346	$153,808,714	16,070,374	$171,053,171
Converted from Class B*	343,534	4,000,615	468,317	4,963,921
Reinvestment of distributions	1,948,156	22,369,825	10,458,168	110,691,349
Shares reacquired	(23,636,133)	(272,971,698)	(38,531,655)	(413,437,740)
Decrease	(8,035,097)	$(92,792,544)	(11,534,796)	$(126,729,299)

Class B Shares
Shares sold	100,934	$1,162,719	27,176	$279,620
Reinvestment of distributions	11,634	132,928	117,213	1,235,813
Shares reacquired	(247,226)	(2,849,461)	(445,301)	(4,764,944)
Converted to Class A*	(343,747)	(4,000,615)	(468,602)	(4,963,921)
Decrease	(478,405)	$(5,554,429)	(769,514)	$(8,213,432)

Class C Shares
Shares sold	4,566,340	$52,368,517	4,158,026	$43,926,743
Reinvestment of distributions	359,475	4,092,411	2,346,757	24,655,450
Shares reacquired	(8,571,540)	(98,499,099)	(11,643,174)	(123,599,264)
Decrease	(3,645,725)	$(42,038,171)	(5,138,391)	$(55,017,071)

Class F Shares
Shares sold	2,280,458	$26,342,395	2,282,861	$24,199,687
Reinvestment of distributions	82,518	947,992	444,257	4,693,948
Shares reacquired	(1,426,818)	(16,531,195)	(4,740,334)	(50,093,993)
Increase (decrease)	936,158	$10,759,192	(2,013,216)	$(21,200,358)

Class F3 Shares(a)
Shares sold	860	$10,000	–	$–
Reinvestment of distributions	3	30	–	–
Increase	863	$10,030	–	$–

Class I Shares
Shares sold	192,412	$2,238,195	179,557	$1,916,211
Reinvestment of distributions	6,699	76,945	59,179	624,119
Shares reacquired	(799,147)	(9,309,407)	(2,058,851)	(21,868,073)
Decrease	(600,036)	$(6,994,267)	(1,820,115)	$(19,327,743)

Class P Shares
Shares sold	10,026	$116,670	5,165	$55,100
Reinvestment of distributions	1,005	11,485	6,552	68,991
Shares reacquired	(26,907)	(309,440)	(25,450)	(270,412)
Decrease	(15,876)	$(181,285)	(13,733)	$(146,321)

69

Notes to Financial Statements (unaudited)(continued)

		Six Months Ended
		May 31, 2017		Year Ended
Multi-Asset Balanced Opportunity Fund		(unaudited)	November 30, 2016
Class R2 Shares	Shares	Amount	Shares	Amount
Shares sold	3,778	$44,133	11,458	$123,897
Reinvestment of distributions	785	9,180	3,635	39,229
Shares reacquired	(14,107)	(167,413)	(58,212)	(647,104)
Decrease	(9,544)	$(114,100)	(43,119)	$(483,978)

Class R3 Shares
Shares sold	2,304,143	$26,518,123	1,056,643	$11,231,975
Reinvestment of distributions	50,518	577,841	259,851	2,746,885
Shares reacquired	(3,066,015)	(35,293,178)	(1,075,083)	(11,395,925)
Increase (decrease)	(711,354)	$(8,197,214)	241,411	$2,582,935

Class R4 Shares
Shares sold	84,245	$980,485	6,467	$70,547
Reinvestment of distributions	459	5,327	530	5,620
Shares reacquired	(1,964)	(22,852)	(590)	(6,472)
Increase	82,740	$962,960	6,407	$69,695

Class R5 Shares
Shares sold	7,232	$85,173	129,411	$1,441,639
Reinvestment of distributions	58	672	70	744
Shares reacquired	(3)	(40)	(129,264)	(1,438,994)
Increase	7,287	$85,805	217	$3,389

Class R6 Shares
Shares sold	820,576	$9,564,672	1,565	$16,391
Reinvestment of distributions	741	8,655	107	1,142
Shares reacquired	(325,190)	(3,756,819)	(29)	(331)
Increase	496,127	$5,816,508	1,643	$17,202

	Six Months Ended
		May 31, 2017		Year Ended
Multi-Asset Focused Growth Fund		(unaudited)	November 30, 2016
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,522,718	$26,390,161	1,402,437	$24,067,979
Converted from Class B*	40,821	719,309	86,255	1,468,121
Reinvestment of distributions	765,705	12,963,385	1,012,135	17,236,659
Shares reacquired	(2,743,392)	(47,761,758)	(2,557,837)	(44,120,463)
Decrease	(414,148)	$(7,688,903)	(57,010)	$(1,347,704)

Class B Shares
Shares sold	25,869	$437,970	4,622	$76,242
Reinvestment of distributions	10,681	177,953	25,581	427,717
Shares reacquired	(45,143)	(767,387)	(47,006)	(798,155)
Converted to Class A*	(41,538)	(719,308)	(88,137)	(1,468,121)
Decrease	(50,131)	$(870,772)	(104,940)	$(1,762,317)

70

Notes to Financial Statements (unaudited)(continued)

		Six Months Ended
		May 31, 2017		Year Ended
Multi-Asset Focused Growth Fund		(unaudited)		November 30, 2016
Class C Shares	Shares	Amount	Shares	Amount
Shares sold	1,227,150	$20,549,071	339,821	$5,651,726
Reinvestment of distributions	248,709	4,091,268	347,344	5,762,443
Shares reacquired	(1,780,506)	(29,938,582)	(862,474)	(14,443,413)
Decrease	(304,647)	$(5,298,243)	(175,309)	$(3,029,244)

Class F Shares
Shares sold	62,027	$1,087,064	122,230	$2,092,993
Reinvestment of distributions	12,849	217,412	20,356	346,442
Shares reacquired	(106,048)	(1,908,123)	(151,397)	(2,639,288)
Decrease	(31,172)	$(603,647)	(8,811)	$(199,853)

Class F3 Shares(a)
Shares sold	564.65	$10,000	–	$–
Increase	564.65	$10,000	–	$–

Class I Shares
Shares sold	18,606	$318,106	33,035	$577,459
Reinvestment of distributions	67,798	1,156,631	75,994	1,304,045
Shares reacquired	(315,274)	(5,591,869)	(13,849)	(241,916)
Increase (decrease)	(228,870)	$(4,117,132)	95,180	$1,639,588

Class R2 Shares
Shares sold	–	$–	323	$5,686
Reinvestment of distributions	23.78	414	–	3
Shares reacquired	–	–	(3,660)	(64,473)
Increase (decrease)	23.78	$414	(3,337)	$(58,784)

Class R3 Shares
Shares sold	557,569	$9,510,818	197,763	$3,356,056
Reinvestment of distributions	66,340	1,110,531	85,857	1,447,564
Shares reacquired	(710,181)	(12,125,725)	(289,167)	(4,958,748)
Decrease	(86,272)	$(1,504,376)	(5,547)	$(155,128)

Class R4 Shares
Shares sold	18,014	$317,370	–	$–
Reinvestment of distributions	52	874	60	1,020
Shares reacquired	(717)	(12,461)	–	–
Increase	17,349	$305,783	60	$1,020

Class R5 Shares
Reinvestment of distributions	52.22	$891	59	1,022
Increase	52.22	$891	59	$1,022

Class R6 Shares
Shares sold	184,585	$3,292,264	240.58	$4,184
Reinvestment of distributions	104	1,775	59	1,024
Shares reacquired	(15,058)	(265,324)	–	–
Increase	169,631	$3,028,715	299.58	$5,208

71

Notes to Financial Statements (unaudited)(continued)

		Six Months Ended
		May 31, 2017		Year Ended
Multi-Asset Growth Fund		(unaudited)		November 30, 2016
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	6,191,855	$106,355,130	6,034,175	$94,400,075
Converted from Class B*	152,058	2,634,631	226,426	3,510,166
Reinvestment of distributions	828,075	14,039,192	4,101,469	63,538,444
Shares reacquired	(10,383,775)	(178,272,193)	(14,547,511)	(230,181,521)
Decrease	(3,211,787)	$(55,243,240)	(4,185,441)	$(68,732,836)

Class B Shares
Shares sold	45,870	$778,999	12,995	$201,038
Reinvestment of distributions	6,215	104,529	61,210	939,382
Shares reacquired	(112,927)	(1,923,608)	(223,913)	(3,538,632)
Converted to Class A*	(153,055)	(2,634,631)	(228,059)	(3,510,167)
Decrease	(213,897)	$(3,674,711)	(377,767)	$(5,908,379)

Class C Shares
Shares sold	2,093,117	$35,514,930	1,567,740	$24,271,630
Reinvestment of distributions	167,458	2,809,387	978,389	14,984,099
Shares reacquired	(3,641,693)	(61,919,469)	(4,601,186)	(71,733,796)
Decrease	(1,381,118)	$(23,595,152)	(2,055,057)	$(32,478,067)

Class F Shares
Shares sold	817,825	$14,084,577	917,322	$14,420,631
Reinvestment of distributions	38,871	659,305	241,636	3,738,718
Shares reacquired	(449,406)	(7,739,939)	(2,691,438)	(42,162,608)
Increase (decrease)	407,290	$7,003,943	(1,532,480)	$(24,003,259)

Class F3 Shares(a)
Shares sold	576.37	$10,000	–	$–
Increase	576.37	$10,000	–	$–

Class I Shares
Shares sold	16,373	$281,005	73,818	$1,164,080
Reinvestment of distributions	2,508	42,745	45,735	710,892
Shares reacquired	(97,301)	(1,693,483)	(265,982)	(4,168,424)
Decrease	(78,420)	$(1,369,733)	(146,429)	$(2,293,452)

Class P Shares
Shares sold	–	$2	–	$–
Reinvestment of distributions	2.189	35	9	143
Shares reacquired	(4.459)	(78)	–	–
Increase (decrease)	(2.27)	$(41)	9	$143

Class R2 Shares
Shares sold	589	$10,291	5,360	$86,431
Reinvestment of distributions	146	2,530	488	7,704
Shares reacquired	(85)	(1,501)	(11,196)	(178,353)
Increase (decrease)	650	$11,320	(5,348)	$(84,218)

Class R3 Shares	Shares	Amount	Shares	Amount
Shares sold	1,010,443	$17,238,684	496,218	$7,738,092
Reinvestment of distributions	28,554	482,343	132,470	2,045,404
Shares reacquired	(1,254,664)	(21,434,001)	(513,835)	(8,009,303)
Increase (decrease)	(215,667)	$(3,712,974)	114,853	$1,774,193

72

Notes to Financial Statements (unaudited)(continued)

		Six Months Ended
		May 31, 2017		Year Ended
Multi-Asset Growth Fund		(unaudited)	November 30, 2016
Class R4 Shares	Shares	Amount	Shares	Amount
Shares sold	53,245	$924,612	6,118	$98,421
Reinvestment of distributions	210	3,583	504	7,816
Shares reacquired	(1,127)	(19,526)	(173)	(2,541)
Increase	52,328	$908,669	6,449	$103,696

Class R5 Shares
Reinvestment of distributions	12.28	$208	49	$759
Increase	12.28	$208	49	$759

Class R6 Shares
Shares sold	274,629	$4,794,765	9,885	$155,467
Reinvestment of distributions	465	8,002	163	2,576
Shares reacquired	(20,461)	(355,208)	(225)	(3,637)
Increase	254,633	$4,447,559	9,823	$154,406

		Six Months Ended
		May 31, 2017		Year Ended
Multi-Asset Income Fund		(unaudited)	November 30, 2016
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	5,858,170	$84,771,061	9,691,606	$132,724,743
Converted from Class B*	51,642	751,149	45,030	613,330
Reinvestment of distributions	1,054,721	15,199,023	4,219,693	57,617,836
Shares reacquired	(10,793,262)	(155,918,932)	(25,769,617)	(354,565,703)
Decrease	(3,828,729)	$(55,197,699)	(11,813,288)	$(163,609,794)

Class B Shares
Shares sold	10,665	$156,347	3,733	$51,525
Reinvestment of distributions	2,607	38,010	15,862	219,033
Shares reacquired	(39,960)	(585,715)	(93,942)	(1,307,792)
Converted to Class A*	(50,941)	(751,149)	(44,443)	(613,330)
Decrease	(77,629)	$(1,142,507)	(118,790)	$(1,650,564)

Class C Shares
Shares sold	2,047,954	$30,030,819	4,130,730	$57,196,539
Reinvestment of distributions	534,993	7,806,229	2,488,853	34,401,681
Shares reacquired	(7,006,003)	(102,654,861)	(17,153,086)	(238,412,582)
Decrease	(4,423,056)	$(64,817,813)	(10,533,503)	$(146,814,362)

Class F Shares
Shares sold	4,617,260	$66,879,102	4,904,145	$67,589,076
Reinvestment of distributions	327,674	4,723,310	1,435,435	19,573,426
Shares reacquired	(4,109,985)	(59,445,832)	(18,511,700)	(252,880,428)
Increase (decrease)	834,949	$12,156,580	(12,172,120)	$(165,717,926)

Class F3 Shares(a)
Shares sold	693	$10,000	–	$–
Reinvestment of distributions	3	41	–	–
Increase	696	$10,041	–	$–

73

Notes to Financial Statements (unaudited)(concluded)

		Six Months Ended
		May 31, 2017		Year Ended
Multi-Asset Income Fund		(unaudited)		November 30, 2016
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	52,660	$754,678	232,241	$3,140,546
Reinvestment of distributions	10,714	153,505	47,992	651,615
Shares reacquired	(230,735)	(3,319,273)	(569,327)	(7,814,928)
Decrease	(167,361)	$(2,411,090)	(289,094)	$(4,022,767)

Class R2 Shares
Shares sold	734	$10,855	8,081	$111,741
Reinvestment of distributions	109	1,608	361	5,068
Shares reacquired	(1,959)	(29,023)	(50,056)	(677,368)
Decrease	(1,116)	$(16,560)	(41,614)	$(560,559)

Class R3 Shares
Shares sold	656,443	$9,485,531	417,219	$5,727,668
Reinvestment of distributions	24,024	346,198	80,191	1,096,153
Shares reacquired	(701,360)	(10,133,104)	(362,950)	(4,981,248)
Increase (decrease)	(20,893)	$(301,375)	134,460	$1,842,573

Class R4 Shares
Shares sold	21,712	$315,395	1,723	$23,848
Reinvestment of distributions	160	2,326	146	1,997
Shares reacquired	(314)	(4,574)	(73)	(961)
Increase	21,558	$313,147	1,796	$24,884

Class R5 Shares
Shares sold	659	$9,518	–	$–
Reinvestment of distributions	18	257	49	662
Shares reacquired	(1)	(18)	–	–
Increase	676	$9,757	49	$662

Class R6 Shares
Shares sold	55,535	$801,526	4,865	$65,239
Reinvestment of distributions	208	3,017	169	2,321
Shares reacquired	(9,575)	(137,999)	(2,997)	(42,138)
Increase	46,168	$666,544	2,037	$25,422

*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.
(a)	Commenced on April 4, 2017.

15.	RECENT ACCOUNTING REGULATION

In October 2016, the U.S. Securities and Exchange Commission (“the SEC”) adopted amendments to regulation S-X that, along with other regulatory changes are intended to modernize the reporting and disclosure of information by registered investment companies. In part, the amendments require standardized, enhanced disclosure about derivatives in investment company financial statements. The compliance date for the amendments is August 1, 2017. Although management continues to evaluate the potential impact of the amendments on the Funds, it expects such impact will be limited to additional financial statement disclosures, with no effect on the Funds’ net assets or results of operations.

74

Investments in Underlying Funds (unaudited)

The Funds invests in Underlying Funds managed by Lord Abbett. As of May 31, 2017, each Fund’s long-term investments were allocated among the Underlying Funds as follows:

Multi-Asset Balanced Opportunity Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Equity Trust – Calibrated Large Cap Value Fund – Class I	13.48%
Lord Abbett Equity Trust – Calibrated Mid Cap Value Fund – Class I	14.06%
Lord Abbett Investment Trust – Convertible Fund – Class I	7.56%
Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund – Class I	5.12%
Lord Abbett Investment Trust – High Yield Fund – Class I	22.61%
Lord Abbett Investment Trust – Inflation Focused Fund – Class I	3.51%
Lord Abbett Securities Trust – International Core Equity Fund – Class I	4.5%
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	7.5%
Lord Abbett Mid Cap Stock Fund, Inc. – Class I	12.49%
Lord Abbett Investment Trust – Short Duration Income Fund – Class I	9.17%

Multi-Asset Focused Growth Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Equity Trust – Calibrated Mid Cap Value Fund – Class I	22.02%
Lord Abbett Securities Trust – Fundamental Equity Fund – Class I	13.02%
Lord Abbett Securities Trust – Growth Leaders Fund – Class I	9.05%
Lord Abbett Investment Trust – High Yield Fund – Class I	20.06%
Lord Abbett Securities Trust – International Core Equity Fund – Class I	0.84%
Lord Abbett Mid Cap Stock Fund, Inc. – Class I	15.04%
Lord Abbett Investment Trust – Short Duration Income Fund – Class I	19.97%

Multi-Asset Growth Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. – Class I	5.05%
Lord Abbett Equity Trust – Calibrated Large Cap Value Fund – Class I	9.75%
Lord Abbett Equity Trust – Calibrated Mid Cap Value Fund – Class I	17.58%
Lord Abbett Investment Trust – Convertible Fund – Class I	5.01%
Lord Abbett Investment Trust – High Yield Fund – Class I	27.11%
Lord Abbett Securities Trust – International Core Equity Fund – Class I	5.00%
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	12.00%
Lord Abbett Mid Cap Stock Fund, Inc. – Class I	17.59%
Lord Abbett Investment Trust – Short Duration Income Fund – Class I	0.91%

Multi-Asset Income Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Equity Trust – Calibrated Mid Cap Value Fund – Class I	10.05%
Lord Abbett Investment Trust – Convertible Fund – Class I	12.52%
Lord Abbett Investment Trust – Core Fixed Income Fund – Class I	1.01%
Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund – Class I	5.04%
Lord Abbett Investment Trust – High Yield Fund – Class II	22.59%
Lord Abbett Investment Trust – Inflation Focused Fund – Class I	3.98%
Lord Abbett Securities Trust – International Core Equity Fund – Class I	4.50%
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	7.53%
Lord Abbett Mid Cap Stock Fund, Inc. – Class I	9.99%
Lord Abbett Investment Trust – Short Duration Income Fund – Class I	22.79%

75

Investments in Underlying Funds (unaudited)(continued)

The Ten Largest Holdings and the Holdings by Sector, as of May 31, 2017, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Affiliated Fund, Inc.

Ten Largest Holdings	% of Investments
JPMorgan Chase & Co.	3.58%
Chevron Corp.	3.29%
Pfizer, Inc.	2.97%
Apple, Inc.	2.78%
Boeing Co. (The)	2.07%
United Technologies Corp.	2.00%
Intel Corp.	1.97%
QUALCOMM, Inc.	1.75%
Johnson & Johnson	1.74%
International Business Machines Corp.	1.00%

Holdings by Sector*	% of Investments
Basic Materials	1.58%
Consumer Discretionary	5.20%
Consumer Goods	0.71%
Consumer Staples	11.23%
Energy	8.10%
Financials	18.30%
Health Care	8.95%
Industrials	12.28%
Information Technology	12.08%
Materials	3.17%
Real Estate	4.78%
Services	2.79%
Technology	0.60%
Telecommunication Services	2.84%
Utilities	6.48%
Repurchase Agreement	0.90%
Total	100.00%

*	A sector may comprise several industries.

76

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Equity Trust – Calibrated Large Cap Value Fund

Ten Largest Holdings	% of Investments
JPMorgan Chase & Co.	3.67%
Chevron Corp.	3.48%
Pfizer, Inc.	2.90%
Johnson & Johnson	2.78%
Bank of America Corp.	2.51%
AT&T, Inc.	2.38%
Cisco Systems, Inc.	2.35%
General Electric Co.	2.20%
Exxon Mobil Corp.	2.18%
Allstate Corp. (The)	1.82%

Holdings by Sector*	% of Investments
Consumer Discretionary	7.21%
Consumer Staples	8.11%
Energy	8.11%
Financials	21.62%
Health Care	9.91%
Industrials	12.61%
Information Technology	13.51%
Materials	3.60%
Real Estate	6.31%
Telecommunication Services	2.70%
Utilities	5.41%
Repurchase Agreement	0.90%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Equity Trust – Calibrated Mid Cap Value Fund

Ten Largest Holdings	% of Investments
XL Group Ltd.	2.06%
Invesco Ltd.	1.86%
Prologis, Inc.	1.69%
M&T Bank Corp.	1.63%
Sempra Energy	1.62%
Progressive Corp. (The)	1.62%
Citizens Financial Group, Inc.	1.58%
Royal Caribbean Cruises Ltd.	1.49%
Ventas, Inc.	1.43%
KeyCorp	1.40%

77

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Consumer Discretionary	10.77%
Consumer Staples	3.85%
Energy	10.00%
Financials	13.85%
Health Care	5.38%
Industrials	13.08%
Information Technology	10.00%
Materials	6.92%
Real Estate	13.84%
Telecommunication Services	1.54%
Utilities	10.00%
Repurchase Agreement	0.77%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Investment Trust – Convertible Fund

Ten Largest Holdings	% of Investments
Wells Fargo & Co., 7.50%	4.27%
Microchip Technology, Inc., 1.625%, 02/15/2025	3.13%
VEREIT, Inc., 3.00%, 08/01/2018	2.94%
DISH Network Corp., 3.375%, 08/15/2026	2.55%
Priceline Group, Inc. (The), 1.00%, 03/15/2018	2.50%
SolarCity Corp., 1.625%, 11/01/2019	2.42%
Novellus Systems, Inc., 2.625%, 05/15/2041	2.36%
Micron Technology, Inc., 2.125%, 02/15/2033	2.21%
NextEra Energy, Inc., 6.371%	2.20%
Restoration Hardware Holdings, Inc., 07/15/2020	2.19%

Holdings by Sector*	% of Investments
Automotive	2.76%
Banking	6.09%
Basic Industry	7.86%
Capital Goods	0.88%
Consumer Goods	2.56%
Energy	5.41%
Financial Services	2.12%
Healthcare	13.74%
Leisure	2.15%
Media	3.67%
Real Estate	4.49%
Retail	4.89%
Services	2.49%
Technology & Electronics	32.39%
Telecommunications	2.98%
Transportation	1.46%
Utilities	2.20%
Repurchase Agreement	1.86%
Total	100.00%

*	A sector may comprise several industries

78

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – Core Fixed Income Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Note, 1.25%, 11/15/2018	8.05%
U.S. Treasury Bonds, 3.0%, 02/15/2047	4.40%
U.S. Treasury Note/Bond, 1.75%, 05/31/2022	3.85%
Federal National Mortgage Assoc., 3.50%, 12/01/2099	3.64%
U.S. Treasury Note, 2.125%, 08/15/2021	3.57%
Federal National Mortgage Assoc., 3.0%, 01/01/2099	3.40%
Federal National Mortgage Assoc., 4.0%, 01/01/2099	3.28%
U.S. Treasury Notes, 1.75%, 03/31/2022	2.57%
Federal Home Loan Mortgage Corp., 0.75%, 04/09/2018	2.34%
U.S. Treasury Note, 1.375%, 05/31/2021	2.31%

Holdings by Sector*	% of Investments
Auto	0.40%
Capital Goods	0.06%
Consumer Cyclicals	0.11%
Consumer Services	0.80%
Consumer Staples	0.44%
Energy	1.67%
Financial Services	26.64%
Foreign Government	1.00%
Health Care	0.21%
Integrated Oils	0.17%
Materials and Processing	0.46%
Municipal	0.88%
Producer Durables	0.24%
Technology	0.92%
Telecommunications	0.07%
Transportation	0.05%
U.S. Government	57.90%
Utilities	1.26%
Repurchase Agreement	6.09%
Total	100.00%

*	A sector may comprise several industries

79

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund

Ten Largest Holdings	% of Investments
Brazil Letras do Tesouro Nacional	3.72%
U.S. Treasury Note	2.12%
City of Buenos Aires	1.08%
Wells Fargo Dealer Floorplan Master Note Trust	1.05%
Federal National Mortgage Assoc.	0.97%
EGYPTIAN POUND	0.96%
H/2 Asset Funding 2014-1 Ltd.	0.87%
Capital One Multi-Asset Execution Trust	0.84%
Avis Budget Rental Car Funding AESOP LLC 2014-1A A	0.77%
Charter Communications Operating, LLC Term Loan E1	0.74%

Holdings by Sector*	% of Investments
Asset Backed	15.57%
Automotive	2.07%
Banking	6.08%
Basic Industry	3.32%
Capital Goods	1.97%
Collateralized Mortgage Obligation	0.32%
Commercial Mortage Backed	25.69%
Consumer Goods	0.76%
Energy	8.91%
Financial Services	1.41%
Foreign Government	5.77%
Gaming/Leisure	0.44%
Healthcare	2.34%
Insurance	0.42%
Leisure	0.98%
Media	2.01%
Mortgage Backed	2.62%
Municipal	0.32%
Real Estate	2.47%
Retail	0.82%
Services	0.82%
Technology & Electronics	4.41%
Telecommunications	1.52%
Transportation	0.70%
U.S. Government	3.94%
Utility	4.32%
Total	100.00%

*	A sector may comprise several industries

80

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – Fundamental Equity Fund

Ten Largest Holdings	% of Investments
JPMorgan Chase & Co.	3.910%
Johnson & Johnson	3.078%
Exxon Mobil Corp.	2.569%
NextEra Energy, Inc.	2.391%
General Dynamics Corp.	2.358%
Oracle Corp.	2.236%
Chevron Corp.	2.229%
Bank of America Corp.	2.195%
AT&T, Inc.	2.193%
Citigroup, Inc.	2.069%

Holdings by Sector*	% of Investments
Consumer Discretionary	6.60%
Consumer Staples	8.27%
Energy	9.81%
Financials	23.48%
Health Care	14.09%
Industrials	10.84%
Information Technology	12.50%
Materials	3.34%
Real Estate	1.95%
Telecommunication Services	2.49%
Utilities	5.08%
Repurchase Agreement	1.55%
Total	100.00%

*	A sector may comprise several industries

Lord Abbett Securities Trust – Growth Leaders Fund

Ten Largest Holdings	% of Investments
Regeneron Pharmaceuticals, Inc.	0.7411%
NVIDIA Corp.	2.1458%
Apple, Inc.	5.0326%
PepsiCo, Inc.	0.9754%
MercadoLibre, Inc.	1.4063%
Ulta Salon, Cosmetics & Fragrance, Inc.	1.0258%
First Republic Bank	0.8280%
Sirius XM Holdings, Inc.	0.6762%
2U, Inc.	0.7198%
Universal Display Corp.	0.4870%

81

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Consumer Discretionary	24.40%
Consumer Staples	1.95%
Financials	6.25%
Health Care	14.63%
Industrials	7.54%
Information Technology	41.86%
Materials	1.42%
Repurchase Agreement	1.95%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Investment Trust – High Yield Fund

Ten Largest Holdings	% of Investments
CSC Holdings LLC, 10.875%, 10/15/2025	1.37%
DISH DBS Corp., 7.75%, 07/01/2026	1.12%
T-Mobile USA, Inc., 6.5%, 01/15/2026	0.87%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 7.125%, 06/15/2024	0.85%
Navient Corp., 5.875%, 03/25/2021	0.85%
Sprint Corp., 7.625%, 02/15/2025	0.72%
Freeport-McMoRan, Inc., 3.875%, 03/15/2023	0.69%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 04/01/2024	0.65%
ArcelorMittal (Luxembourg), 6.125%, 06/01/2025	0.63%
HCA, Inc., 5.25%, 06/15/2026	0.62%

Holdings by Sector*	% of Investments
Automotive	1.85%
Banking	4.13%
Basic Industry	16.84%
Capital Goods	3.05%
Commercial Mortgage Backed	0.03%
Consumer Goods	3.26%
Energy	13.53%
Financial Services	2.71%
Foreign Sovereign	1.26%
Healthcare	7.61%
Insurance	0.74%
Leisure	6.44%
Media	10.16%
Real Estate	0.52%
Retail	5.28%
Services	3.70%
Technology & Electronics	5.80%
Telecommunications	6.41%
Transportation	3.17%
Utility	1.79%
Repurchase Agreement	1.72%
Total	100.00%

*	A sector may comprise several industries.

82

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – Inflation Focused Fund

Ten Largest Holdings	% of Investments
Sabine Pass Liquefaction LLC, 5.625%, 02/01/2021	0.48%
U.S. Treasury Note, 1.375%, 06/30/2018	1.29%
World Financial Network Credit Card Master Trust 2012-D A, 2.15%, 04/17/2023	0.70%
OneMain Financial Issuance Trust 2016-2A A, 4.1%, 03/20/2028	0.68%
HBOS plc, 6.75%, 05/21/2018	0.65%
Williams Partners LP/ACMP Finance Corp, 4.875%, 05/15/2023	0.59%
U.S. Treasury Note, 1.75%, 10/31/2020	0.51%
Wells Fargo Dealer Floorplan Master Note Trust 2015-2 A, 1.6599%, 01/20/2022	0.50%
Bank of America Corp, 5.49%, 03/15/2019	0.49%
CarMax Auto Owner Trust 2016-3 A3, 1.39%, 05/17/2021	0.49%

Holdings by Sector*	% of Investments
Auto	2.40%
Basic Industry	0.42%
Capital Goods	0.81%
Consumer Cyclicals	2.10%
Consumer Discretionary	0.72%
Consumer Services	1.69%
Consumer Staples	0.71%
Energy	10.33%
Financial Services	57.53%
Foreign Government	0.25%
Health Care	2.68%
Integrated Oils	0.65%
Materials and Processing	3.31%
Municipal	0.28%
Other	0.28%
Producer Durables	1.08%
Technology	2.36%
Telecommunications	1.14%
Transportation	0.54%
U.S. Government	3.78%
Utilities	2.96%
Repurchase Agreement	3.88%
Total	100.00%

*	A sector may comprise several industries.

83

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Core Equity Fund

Ten Largest Holdings	% of Investments
Roche Holding AG	3.46%
Shire plc	2.26%
Allianz SE Registered Shares	2.26%
Enel SpA	2.08%
Vinci SA	1.93%
ING Groep NV	1.90%
BNP Paribas SA	1.90%
Mirvac Group	1.86%
Bayer AG	1.85%
British American Tobacco plc	1.84%

Holdings by Sector	% of Investments
Consumer Discretionary	11.29%
Consumer Staples	8.34%
Energy	5.72%
Financials	23.12%
Health Care	10.46%
Industrials	15.38%
Information Technology	6.29%
Materials	3.85%
Real Estate	3.05%
Telecommunication Services	4.44%
Utilities	4.53%
Repurchase Agreement	3.35%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Securities Trust – International Dividend Income Fund

Ten Largest Holdings	% of Investments
VTech Holdings Ltd.	1.06%
Enagas SA	1.44%
China Merchants Bank Co. Ltd. H Shares	1.33%
Vinci SA	1.27%
Macquarie Group Ltd.	1.19%
Sands China Ltd.	0.78%
ING Life Insurance Korea Ltd.	0.93%
Royal Bank of Canada	1.78%
Hysan Development Co., Ltd.	0.64%
Mirvac Group	0.95%

84

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Consumer Discretionary	9.11%
Consumer Staples	7.62%
Energy	8.16%
Financials	32.83%
Health Care	7.04%
Industrials	8.33%
Information Technology	7.30%
Materials	4.07%
Real Estate	2.69%
Telecommunication Services	5.05%
Utilities	5.77%
Repurchase Agreement	2.03%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Mid Cap Stock Fund, Inc.

Ten Largest Holdings	% of Investments
XL Group Ltd.	2.5948%
Newell Brands, Inc.	2.0853%
Portland General Electric Co.	2.0557%
KeyCorp	2.0110%
Edison International	1.9945%
Molson Coors Brewing Co. Class B	1.8108%
PPL Corp	1.8001%
Citizens Financial Group, Inc.	1.7796%
CIT Group, Inc.	1.7298%
Hubbell, Inc.	1.7272%

Holdings by Sector*	% of Investments
Consumer Discretionary	8.15%
Consumer Staples	5.44%
Energy	9.38%
Financials	22.04%
Health Care	5.59%
Industrials	14.46%
Information Technology	9.73%
Materials	6.47%
Real Estate	9.63%
Utilities	7.36%
Repurchase Agreement	1.75%
Total	100.00%

*	A sector may comprise several industries.

85

Investments in Underlying Funds (unaudited)(concluded)

Lord Abbett Investment Trust – Short Duration Income Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Note, 1.625%, 03/31/2019	0.95%
U.S. Treasury Note, 1.375%, 06/30/2018	0.70%
HBOS plc, 6.75%, 05/21/2018	0.67%
BAMLL Commercial Mortgage Securities Trust 2014-IP A, 2.717%, 06/15/2028	0.53%
Sabine Pass Liquefaction LLC, 5.625%, 02/01/2021	0.50%
Chase Issuance Trust 2015-A2, 1.59%, 02/18/2020	0.49%
BellSouth LLC, 4.285%, 04/26/2018	0.48%
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD A, 2.8568%, 11/14/2027	0.47%
MPLX LP, 5.50%, 02/15/2023	0.46%
FMG Resources (August 2006) Pty Ltd., 9.75%, 03/01/2022	0.44%

Holdings by Sector*	% of Investments
Auto	2.36%
Basic Industry	0.35%
Capital Goods	0.89%
Consumer Cyclicals	1.64%
Consumer Discretionary	0.85%
Consumer Services	1.78%
Consumer Staples	0.76%
Energy	9.67%
Financial Services	59.19%
Foreign Government	0.28%
Health Care	2.38%
Integrated Oils	0.76%
Materials and Processing	3.59%
Municipal	0.41%
Other	0.32%
Producer Durables	0.72%
Technology	2.25%
Telecommunications	1.44%
Transportation	0.56%
U.S. Government	5.10%
Utilities	2.50%
Repurchase Agreement	2.09%
Total	100.00%

*	A sector may comprise several industries

86

Approval of Advisory Contract

The Board, including all of the Trustees who are not interested persons of the Company or of Lord Abbett (the “Independent Trustees”), annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett (referred to herein as the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about each Fund’s investment performance compared to the performance of its benchmark. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its familiarity with Lord Abbett gained through its meetings and discussions. These meetings and discussions included the review of the portfolio management teams conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management. The Independent Trustees also met with their independent legal counsel in a private session at which no representatives of management were present.

The materials received by the Board as to each Fund included, but were not limited to: (1) information provided by Morningstar, Inc. (“Morningstar”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Morningstar, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of two appropriate benchmarks; (2) information provided by Morningstar regarding the expense ratios, contractual and effective management fee rates, and other expense components for the Fund and certain funds-of-funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability of the Agreement to Lord Abbett; and (8) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to each Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board concluded that each Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of its performance peer group and two appropriate benchmarks as of various periods ended August 31, 2016. As to Multi-Asset Balanced Opportunity Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one- and five-year periods, and below the median of the performance peer group for the three- and ten-year periods. As to Multi-Asset Focused Growth Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the ten-year period, equal

87

Approval of Advisory Contract (continued)

to the median of the performance peer group for the five-year period, and below the median of the performance peer group for the one- and three-year periods. As to Multi-Asset Growth Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the five- and ten-year periods, and equal to the median of the performance peer group for the one- and three-year periods. As to Multi-Asset Income Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the three-, five-, and ten-year periods, and below the median of the performance peer group for the one-year period. The Board also considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board and the willingness of Lord Abbett to take steps intended to improve performance when necessary. After reviewing these and related factors, the Board concluded that each Fund’s investment performance was reasonable and supported the continuation of the Agreement on behalf of each Fund.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of each Fund and the expense levels of the Fund’s expense peer group as of the date of each fund’s most recent annual report as of August 31, 2016. It also considered how the expense level of each Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. As to each Fund, the Board observed that the overall expense level was below the median of the expense peer group. The Board noted that following the discontinuation of the funds-of-funds’ servicing arrangements effective January 1, 2017, the Funds’ overall expense levels would increase. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the expense level of each Fund was reasonable and supported the continuation of the Agreement on behalf of each Fund.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether each Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to each Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and excluding marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to each Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to each Fund was not excessive.

88

Approval of Advisory Contract (concluded)

Economies of Scale. As to each Fund, the Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. With respect to each of the Funds, the Board concluded that the existing management fee schedule adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with each Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of each Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of each Fund. The Board also took into consideration the investment research that Lord Abbett receives as a result of each Fund’s brokerage transactions.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the Agreement on behalf of each Fund. As to each Fund, in considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

89

Householding

The Trust has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

90

Lord Abbett Investment Trust

Lord Abbett Multi-Asset Balanced Opportunity Fund

Lord Abbett Multi-Asset Focused Growth Fund

(formerly Lord Abbett Diversified Equity Strategy Fund)

Lord Abbett Multi-Asset Growth Fund

Lord Abbett Multi-Asset Income Fund

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.		LASAF-3 (07/17)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT INVESTMENT TRUST

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: July 28, 2017

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: July 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: July 28, 2017

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: July 28, 2017